UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 29, 2012

Date of reporting period: May 31, 2012

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—84.65%

AEROSPACE & DEFENSE—1.53%
BAE Systems PLC
5.80%, 10/11/41(a)	$250	$287,083
Boeing Co. (The)
4.88%, 02/15/20	70	84,506
6.88%, 03/15/39	300	446,350
8.75%, 08/15/21	25	37,137
Lockheed Martin Corp.
4.85%, 09/15/41	350	380,202
5.72%, 06/01/40	275	329,736
Northrop Grumman Corp.
5.05%, 11/15/40	205	234,248
Raytheon Co.
4.88%, 10/15/40	375	412,279
United Technologies Corp.
5.40%, 05/01/35	75	88,807
5.70%, 04/15/40	425	526,899
6.05%, 06/01/36	75	94,693

		2,921,940

AGRICULTURE—1.02%
Altria Group Inc.
9.95%, 11/10/38	258	411,989
10.20%, 02/06/39	318	515,008
Archer-Daniels-Midland Co.
4.54%, 03/26/42	23	24,641
5.38%, 09/15/35	75	88,786
5.77%, 03/01/41	50	62,916
Lorillard Tobacco Co.
7.00%, 08/04/41	150	168,567
Philip Morris International Inc.
6.38%, 05/16/38	311	423,540
Reynolds American Inc.
7.25%, 06/15/37	200	251,523

		1,946,970

AUTO MANUFACTURERS—0.66%
Daimler Finance North America LLC
8.50%, 01/18/31	408	622,739
Ford Motor Co.
7.45%, 07/16/31	500	646,250

		1,268,989

BANKS—7.50%
Abbey National Capital Trust I
8.96%, 12/29/49 (Call 06/30/30)(b)	250	242,500
Bank of America Corp.
5.00%, 08/18/25 (Call 08/18/12)(c)	100	98,568
5.00%, 05/27/26 (Call 11/27/12)(c)	200	199,990

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2012

Bank of America N.A.
6.00%, 10/15/36	300	294,069
Barclays Bank PLC
6.28%, 12/29/49 (Call 12/15/34)(b)	450	341,578
BB&T Capital Trust II
6.75%, 06/07/36	150	155,984
BNP Paribas SA
7.20%, 06/29/49 (Call 06/25/37)(a)(b)	200	162,500
Citigroup Inc.
5.85%, 12/11/34	425	445,930
5.88%, 05/29/37	75	80,748
5.88%, 01/30/42	500	532,026
6.13%, 08/25/36	100	98,721
6.63%, 06/15/32	550	589,275
6.88%, 03/05/38	188	220,544
8.13%, 07/15/39	325	431,056
Fifth Third Bancorp
8.25%, 03/01/38	225	317,745
Goldman Sachs Group Inc. (The)
5.95%, 01/15/27	25	24,380
6.13%, 02/15/33	375	375,746
6.25%, 02/01/41	350	352,437
6.45%, 05/01/36	525	493,576
6.75%, 10/01/37	575	565,546
HBOS PLC
6.00%, 11/01/33(a)	400	292,000
HSBC Holdings PLC
6.10%, 01/14/42	375	453,829
6.50%, 05/02/36	400	441,635
6.50%, 09/15/37	355	397,009
6.80%, 06/01/38	600	680,296
J.P. Morgan Chase & Co.
5.40%, 01/06/42	500	541,529
5.50%, 10/15/40	100	106,471
5.60%, 07/15/41	500	544,340
6.40%, 05/15/38	275	323,143
J.P. Morgan Chase Capital XXV
Series Y
6.80%, 10/01/37	647	648,682
J.P. Morgan Chase Capital XXVII
Series AA
7.00%, 11/01/39	350	350,307
KfW
0.00%, 04/18/36	350	165,325
0.00%, 06/29/37	500	230,680
Morgan Stanley
5.00%, 08/31/25 (Call 08/31/12)(c)	445	429,549
7.25%, 04/01/32	375	388,311

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2012

Rabobank Nederland
5.25%, 05/24/41	310	333,892
Standard Chartered PLC
7.01%, 07/29/49 (Call 07/30/37)(a)(b)	200	193,803
UBS AG Stamford
7.75%, 09/01/26	300	338,032
USB Capital XIII Trust
6.63%, 12/15/39	25	25,690
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	550	688,649
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	350	370,495
Wells Fargo & Co.
5.38%, 02/07/35	180	197,700
Wells Fargo Capital X
5.95%, 12/01/36	146	145,435

		14,309,721
BEVERAGES—1.39%
Anheuser-Busch InBev Worldwide Inc.
6.38%, 01/15/40	100	139,541
8.20%, 01/15/39	326	533,956
Diageo Capital PLC
5.88%, 09/30/36	425	546,823
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	300	415,467
PepsiCo Inc.
5.50%, 01/15/40	400	494,550
Pernod Ricard SA
5.50%, 01/15/42(a)	250	256,769
SABMiller Holdings Inc.
4.95%, 01/15/42(a)	250	274,962

		2,662,068
BIOTECHNOLOGY—0.78%
Amgen Inc.
5.65%, 06/15/42 (Call 12/15/41)	450	497,689
6.38%, 06/01/37	75	89,778
6.40%, 02/01/39	459	548,658
Gilead Sciences Inc.
5.65%, 12/01/41 (Call 06/01/41)	300	347,653

		1,483,778
BUILDING MATERIALS—0.14%
Owens Corning Inc.
7.00%, 12/01/36	250	268,623

		268,623
CHEMICALS—0.81%
Dow Chemical Co. (The)
5.25%, 11/15/41 (Call 05/15/41)	300	322,614
7.38%, 11/01/29	250	331,131
9.40%, 05/15/39	125	198,146
E.I. du Pont de Nemours and Co.
4.90%, 01/15/41	375	434,516
Rohm and Haas Co.
7.85%, 07/15/29	200	261,535

		1,547,942

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2012

COMMERCIAL SERVICES—0.86%
Massachusetts Institute of Technology
5.60%, 07/01/2111	200	276,412
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	41	47,292
6.50%, 01/15/39(a)	500	762,960
SAIC Inc.
Series 1
5.95%, 12/01/40	200	226,261
Western Union Co. (The)
6.20%, 06/21/40	300	329,057

		1,641,982
COMPUTERS—1.06%
Dell Inc.
5.40%, 09/10/40	375	402,473
Hewlett-Packard Co.
6.00%, 09/15/41	300	326,440
International Business Machines Corp.
5.60%, 11/30/39	500	659,168
7.00%, 10/30/25	450	630,949

		2,019,030
COSMETICS & PERSONAL CARE—0.31%
Procter & Gamble Co. (The)
5.55%, 03/05/37	437	584,748

		584,748
DIVERSIFIED FINANCIAL SERVICES—4.00%
American Express Co.
8.15%, 03/19/38	250	395,460
CDP Financial Inc.
5.60%, 11/25/39(a)	500	637,837
Credit Suisse (USA) Inc.
7.13%, 07/15/32	225	285,289
ERAC USA Finance LLC
7.00%, 10/15/37(a)	250	304,199
FMR LLC
7.57%, 06/15/29(a)	400	504,292
General Electric Capital Corp.
5.88%, 01/14/38	1,070	1,216,617
6.15%, 08/07/37	375	439,508
6.88%, 01/10/39	700	895,928
Series A
6.75%, 03/15/32	333	409,607
Goldman Sachs Capital I
6.35%, 02/15/34	365	334,043
Jefferies Group Inc.
6.25%, 01/15/36	225	194,625
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	300	287,570
7.75%, 05/14/38	595	676,399

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2012

National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	375	553,951
Siemens Financieringsmat
6.13%, 08/17/26(a)	300	379,312
SLM Corp.
5.63%, 08/01/33	150	120,750

		7,635,387
ELECTRIC—11.04%
Abu Dhabi National Energy Co.
6.50%, 10/27/36(a)	300	324,000
Appalachian Power Co.
7.00%, 04/01/38	300	409,993
Arizona Public Service Co.
4.50%, 04/01/42	150	161,137
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	450	564,829
5.70%, 06/15/40	160	206,650
Constellation Energy Group Inc.
7.60%, 04/01/32	325	432,104
Dominion Resources Inc.
6.30%, 03/15/33	25	32,158
DTE Energy Co.
6.38%, 04/15/33	30	38,922
Duke Energy Carolinas LLC
4.25%, 12/15/41	500	533,533
5.30%, 02/15/40	225	277,296
6.05%, 04/15/38	300	400,469
E.ON International Finance BV
6.65%, 04/30/38(a)	406	545,037
Electricite de France SA
5.60%, 01/27/40(a)	300	314,438
6.95%, 01/26/39(a)	280	335,640
Enel Finance International SA
6.00%, 10/07/39(a)	600	484,420
Exelon Generation Co. LLC
6.25%, 10/01/39	425	506,012
FirstEnergy Corp.
Series C
7.38%, 11/15/31	547	696,400
FirstEnergy Solutions Corp.
6.80%, 08/15/39	200	217,969
Florida Power & Light Co.
4.13%, 02/01/42 (Call 08/02/41)	400	421,729
5.13%, 06/01/41 (Call 12/01/40)	155	187,275
5.25%, 02/01/41 (Call 08/01/40)	100	123,824
5.95%, 02/01/38	231	308,839
Florida Power Corp.
6.40%, 06/15/38	475	651,923
Georgia Power Co.
5.40%, 06/01/40	375	458,080
Iberdrola International BV
6.75%, 07/15/36	350	343,155
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	300	335,319
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	100	120,590
Massachusetts Electric Co.
5.90%, 11/15/39(a)	50	65,769
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	194	245,862
6.50%, 09/15/37	380	506,844
8.48%, 09/15/28	456	679,737

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2012

Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	75	89,262
5.45%, 05/15/41 (Call 11/15/40)	200	244,843
Nisource Finance Corp.
5.95%, 06/15/41 (Call 12/15/40)	375	434,069
Northern States Power Co.
4.85%, 08/15/40 (Call 02/15/40)	350	412,083
6.20%, 07/01/37	50	69,117
Oglethorpe Power Corp.
6.19%, 01/01/31(a)	400	484,172
Oncor Electric Delivery Co.
5.25%, 09/30/40	100	103,187
7.00%, 09/01/22	500	614,085
7.50%, 09/01/38	25	32,245
Pacific Gas & Electric Co.
4.50%, 12/15/41 (Call 06/15/41)	350	375,909
5.40%, 01/15/40	450	544,696
6.05%, 03/01/34	279	355,959
PacifiCorp
4.10%, 02/01/42	350	362,407
PPL Electric Utilities Corp.
5.20%, 07/15/41 (Call 01/15/41)	375	454,393
PSEG Power LLC
8.63%, 04/15/31	250	371,131
Public Service Electric & Gas Co.
5.80%, 05/01/37	300	397,979
Puget Sound Energy Inc.
5.64%, 04/15/41 (Call 10/15/40)	330	427,645
5.76%, 07/15/40	50	65,140
5.80%, 03/15/40	25	32,650
San Diego Gas & Electric Co.
4.50%, 08/15/40	400	458,228
5.35%, 05/15/40	75	96,951
South Carolina Electric & Gas Co.
5.45%, 02/01/41 (Call 08/01/40)	350	424,689
6.05%, 01/15/38	68	88,039
Southern California Edison Co.
6.00%, 01/15/34	325	425,903
6.05%, 03/15/39	100	135,176
Series 08-A
5.95%, 02/01/38	454	602,506
Southern Power Co.
5.15%, 09/15/41	400	440,868
Southwestern Electric Power Co.
6.20%, 03/15/40	200	247,439
Virginia Electric and Power Co.
8.88%, 11/15/38	325	549,692
Series A
6.00%, 05/15/37	175	229,351
Wisconsin Power & Light Co.
6.38%, 08/15/37	400	572,913

		21,072,680
ELECTRONICS—0.46%
Honeywell International Inc.
5.38%, 03/01/41	250	307,550
5.70%, 03/15/37	40	50,135
Koninklijke Philips Electronics NV
6.88%, 03/11/38	400	527,912

		885,597

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2012

ENVIRONMENTAL CONTROL—0.32%
Republic Services Inc.
4.75%, 05/15/23	100	111,090
5.70%, 05/15/41	300	342,657
6.20%, 03/01/40	25	29,868
Waste Management Inc.
6.13%, 11/30/39	105	130,466

		614,081
FOOD—2.22%
Cargill Inc.
6.63%, 09/15/37(a)	400	541,167
ConAgra Foods Inc.
8.25%, 09/15/30	400	540,046
H.J. Heinz Finance Co.
7.13%, 08/01/39(a)	375	512,428
Kellogg Co.
Series B
7.45%, 04/01/31	150	206,779
Kraft Foods Inc.
6.50%, 11/01/31	325	402,867
6.50%, 02/09/40	350	445,865
6.88%, 02/01/38	35	46,041
Kroger Co. (The)
5.40%, 07/15/40 (Call 01/15/40)	40	42,481
6.90%, 04/15/38	425	529,401
Tesco PLC
6.15%, 11/15/37(a)	300	358,280
Unilever Capital Corp.
5.90%, 11/15/32	450	621,559

		4,246,914
FOREST PRODUCTS & PAPER—0.28%
Georgia-Pacific LLC
7.75%, 11/15/29	330	428,552
International Paper Co.
7.30%, 11/15/39	50	62,528
8.70%, 06/15/38	25	35,079

		526,159
GAS—0.74%
KeySpan Gas East Corp.
5.82%, 04/01/41(a)	350	446,464
Nakilat Inc.
6.07%, 12/31/33(a)	600	651,000
Sempra Energy
6.00%, 10/15/39	5	6,343
Southern Union Co.
7.60%, 02/01/24	250	302,419

		1,406,226
HEALTH CARE - PRODUCTS—0.47%
Boston Scientific Corp.
7.38%, 01/15/40	290	391,039
Covidien International Finance SA
6.55%, 10/15/37	100	134,209
Medtronic Inc.
5.55%, 03/15/40	300	380,679

		905,927

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2012

HEALTH CARE - SERVICES—1.55%
Aetna Inc.
6.75%, 12/15/37	64	83,421
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	250	259,772
5.88%, 03/15/41 (Call 09/15/40)	263	302,002
Quest Diagnostics Inc.
6.95%, 07/01/37	300	382,201
Roche Holdings Inc.
7.00%, 03/01/39(a)	390	575,380
UnitedHealth Group Inc.
4.63%, 11/15/41 (Call 05/15/41)	300	322,972
5.80%, 03/15/36	90	108,501
5.95%, 02/15/41	50	62,874
6.88%, 02/15/38	310	428,734
WellPoint Inc.
5.80%, 08/15/40	75	88,243
5.85%, 01/15/36	30	34,807
6.38%, 06/15/37	250	312,652

		2,961,559
HOLDING COMPANIES - DIVERSIFIED—0.04%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33(a)	50	70,021

		70,021
HOUSEHOLD PRODUCTS & WARES—0.03%
Kimberly-Clark Corp.
5.30%, 03/01/41	25	31,692
6.63%, 08/01/37	20	28,820

		60,512
INSURANCE—5.72%
Aflac Inc.
6.45%, 08/15/40	300	350,317
AIG Sunamerica Global Financing X
6.90%, 03/15/32(a)	50	61,145
Allstate Corp. (The)
5.55%, 05/09/35	350	406,793
5.95%, 04/01/36	375	456,008
6.90%, 05/15/38	61	80,806
American International Group Inc.
6.25%, 05/01/36	880	1,000,700
8.18%, 05/15/68 (Call 05/15/38)(b)	460	477,825
Aon Corp.
8.21%, 01/01/27	300	358,753
AXA SA
8.60%, 12/15/30	80	86,651
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	275	332,138
Chubb Corp. (The)
6.00%, 05/11/37	250	325,739
GE Global Insurance Holding Corp.
7.00%, 02/15/26	200	239,521
Hartford Financial Services Group Inc.
6.10%, 10/01/41	200	194,737
6.63%, 03/30/40	50	52,000
Liberty Mutual Group Inc.
6.50%, 03/15/35(a)	425	450,224

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2012

Lincoln National Corp.
6.15%, 04/07/36	25	26,909
7.00%, 06/15/40	450	537,331
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39(a)	350	513,988
MetLife Inc.
5.70%, 06/15/35	100	118,424
5.88%, 02/06/41	500	615,022
6.40%, 12/15/36 (Call 12/15/31)	450	427,545
6.50%, 12/15/32	126	158,222
Nationwide Mutual Insurance Co.
9.38%, 08/15/39(a)	250	328,608
New York Life Insurance Co.
6.75%, 11/15/39(a)	400	531,216
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40(a)	450	563,704
Pacific Life Insurance Co.
9.25%, 06/15/39(a)	95	123,363
Progressive Corp. (The)
6.25%, 12/01/32	290	370,350
Prudential Financial Inc.
5.40%, 06/13/35	25	25,575
6.20%, 11/15/40	100	110,978
Series D
6.63%, 12/01/37	450	524,651
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(a)	390	511,642
Travelers Companies Inc. (The)
5.35%, 11/01/40	200	241,067
6.25%, 06/15/37	68	89,246
XL Group PLC
6.38%, 11/15/24	50	55,917
XLIT Ltd.
5.75%, 10/01/21	150	165,580

		10,912,695
IRON & STEEL—0.42%
ArcelorMittal SA
6.75%, 03/01/41	250	233,328
7.00%, 10/15/39	100	96,261
Cliffs Natural Resources Inc.
6.25%, 10/01/40	375	396,833
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	75	84,462

		810,884
MACHINERY—0.49%
Caterpillar Inc.
5.20%, 05/27/41	450	544,157
6.05%, 08/15/36	115	152,032
Deere & Co.
5.38%, 10/16/29	75	95,247
7.13%, 03/03/31	100	143,148

		934,584

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2012

MANUFACTURING—0.54%
3M Co.
5.70%, 03/15/37	325	453,078
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	250	311,017
Illinois Tool Works Inc.
4.88%, 09/15/41 (Call 03/15/41)(a)	200	232,885
Tyco International Finance SA
4.63%, 01/15/23 (Call 10/15/22)	25	28,255

		1,025,235
MEDIA—5.74%
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	482	703,104
Comcast Corp.
6.40%, 03/01/40	75	94,822
6.45%, 03/15/37	330	405,793
6.95%, 08/15/37	900	1,157,927
COX Communications Inc.
8.38%, 03/01/39(a)	275	398,382
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
6.00%, 08/15/40 (Call 05/15/40)	175	191,799
6.38%, 03/01/41	475	543,924
Discovery Communications LLC
6.35%, 06/01/40	100	121,660
Grupo Televisa SAB
6.63%, 01/15/40	325	388,827
NBCUniversal Media LLC
5.95%, 04/01/41	330	393,144
6.40%, 04/30/40	25	30,682
News America Inc.
6.15%, 02/15/41	475	544,416
6.20%, 12/15/34	100	111,795
6.40%, 12/15/35	350	397,982
6.65%, 11/15/37	480	553,148
Thomson Reuters Corp.
5.85%, 04/15/40	100	116,598
Time Warner Cable Inc.
5.50%, 09/01/41 (Call 03/01/41)	150	161,037
5.88%, 11/15/40 (Call 05/15/40)	450	495,762
6.75%, 06/15/39	450	549,350
Time Warner Entertainment Co.
8.38%, 07/15/33	352	485,872
Time Warner Inc.
6.10%, 07/15/40	225	258,134
6.25%, 03/29/41	550	651,759
7.63%, 04/15/31	720	937,791
Viacom Inc.
6.88%, 04/30/36	400	519,494
7.88%, 07/30/30	350	466,223
Walt Disney Co. (The)
4.38%, 08/16/41	250	269,801

		10,949,226
MINING—2.41%
Alcoa Inc.
5.90%, 02/01/27	50	51,685
5.95%, 02/01/37	380	374,314

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2012

Barrick North America Finance LLC
5.70%, 05/30/41	350	393,858
Kinross Gold Corp.
6.88%, 09/01/41(a)	200	209,274
Newmont Mining Corp.
6.25%, 10/01/39	280	313,034
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	325	377,595
7.13%, 07/15/28	510	701,097
Southern Copper Corp.
6.75%, 04/16/40	300	313,258
Teck Resources Ltd.
6.00%, 08/15/40 (Call 02/15/40)	50	54,337
6.25%, 07/15/41	320	355,772
Vale Overseas Ltd.
6.88%, 11/21/36	490	560,694
6.88%, 11/10/39	350	403,087
8.25%, 01/17/34	87	111,568
Xstrata Canada Financial Corp.
6.00%, 11/15/41(a)	375	381,936

		4,601,509
MULTI-NATIONAL—0.39%
European Investment Bank
4.88%, 02/15/36	200	232,794
International Bank for Reconstruction and Development
7.63%, 01/19/23	347	519,174

		751,968
OIL & GAS—7.91%
Anadarko Finance Co.
7.50%, 05/01/31	80	99,887
Anadarko Petroleum Corp.
6.20%, 03/15/40	450	515,192
6.45%, 09/15/36	340	397,307
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	600	657,713
5.10%, 09/01/40 (Call 03/01/40)	185	210,472
6.00%, 01/15/37	31	39,468
Burlington Resources Finance Co.
7.20%, 08/15/31	200	284,260
Canadian Natural Resources Ltd.
6.25%, 03/15/38	300	370,750
6.75%, 02/01/39	250	326,632
Cenovus Energy Inc.
6.75%, 11/15/39	415	530,392
ConocoPhillips
5.90%, 05/15/38	400	519,905
6.50%, 02/01/39	355	487,525
ConocoPhillips Holding Co.
6.95%, 04/15/29	492	687,635
Devon Energy Corp.
5.60%, 07/15/41 (Call 01/15/41)	200	231,035
7.95%, 04/15/32	100	142,197
Devon Financing Corp. ULC
7.88%, 09/30/31	297	423,635
Encana Corp.
6.50%, 08/15/34	170	186,828
6.50%, 02/01/38	430	481,236
Gazprom OAO
7.29%, 08/16/37(a)	300	333,450
8.63%, 04/28/34(a)	200	251,182

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2012

Hess Corp.
5.60%, 02/15/41	475	510,777
7.30%, 08/15/31	25	31,798
Marathon Oil Corp.
6.60%, 10/01/37	325	409,228
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	300	332,690
Motiva Enterprises LLC
6.85%, 01/15/40(a)	300	383,287
Nexen Inc.
6.40%, 05/15/37	134	147,217
7.50%, 07/30/39	500	610,948
7.88%, 03/15/32	100	128,018
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	100	114,033
Noble Holding International Ltd.
6.20%, 08/01/40	30	35,217
Petro-Canada
6.80%, 05/15/38	95	119,423
Petrobras International Finance Co.
6.75%, 01/27/41	250	288,113
6.88%, 01/20/40	450	525,396
Phillips 66
4.30%, 04/01/22(a)	250	260,357
5.88%, 05/01/42(a)	165	176,091
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27(a)	250	284,287
Shell International Finance BV
5.50%, 03/25/40	100	128,474
6.38%, 12/15/38	467	645,679
Statoil ASA
5.10%, 08/17/40	450	536,044
6.50%, 12/01/28(a)	100	134,822
Suncor Energy Inc.
6.50%, 06/15/38	575	703,932
6.85%, 06/01/39	75	95,339
Sunoco Logistics Partners Operations LP
6.10%, 02/15/42	350	369,015
Talisman Energy Inc.
6.25%, 02/01/38	275	302,468
Transocean Inc.
6.80%, 03/15/38	155	179,799
Valero Energy Corp.
6.63%, 06/15/37	317	352,337
7.50%, 04/15/32	100	118,602

		15,100,092
OIL & GAS SERVICES—0.92%
Baker Hughes Inc.
5.13%, 09/15/40	255	296,282
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	300	316,701
7.45%, 09/15/39	350	506,441
Weatherford International Ltd.
6.50%, 08/01/36	450	493,914
6.75%, 09/15/40	75	84,644
7.00%, 03/15/38	50	57,917

		1,755,899
PACKAGING & CONTAINERS—0.12%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	200	226,346

		226,346

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2012

PHARMACEUTICALS—3.73%
Abbott Laboratories
5.30%, 05/27/40	425	512,073
6.00%, 04/01/39	50	65,887
AstraZeneca PLC
6.45%, 09/15/37	437	596,204
Bristol-Myers Squibb Co.
5.88%, 11/15/36	345	447,403
6.13%, 05/01/38	79	106,910
Eli Lilly and Co.
5.50%, 03/15/27	200	252,196
5.55%, 03/15/37	425	542,319
Express Scripts Holding Co.
6.13%, 11/15/41(a)	375	453,093
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	287	392,557
Johnson & Johnson
4.50%, 09/01/40	75	88,127
5.95%, 08/15/37	300	418,785
Pfizer Inc.
7.20%, 03/15/39	623	947,800
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	840	1,201,213
6.55%, 09/15/37	55	79,694
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	400	515,004
Wyeth LLC
5.95%, 04/01/37	380	499,726

		7,118,991
PIPELINES—2.68%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	30	36,943
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	250	272,116
Energy Transfer Partners LP
6.05%, 06/01/41 (Call 12/01/40)	110	110,494
6.50%, 02/01/42 (Call 08/01/41)	250	265,399
6.63%, 10/15/36	250	261,722
Enterprise Products Operating LLC
5.70%, 02/15/42	250	278,278
5.95%, 02/01/41	375	430,993
6.13%, 10/15/39	60	69,831
Kinder Morgan Energy Partners LP
6.38%, 03/01/41	500	570,141
6.95%, 01/15/38	442	524,861
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	275	323,374
6.85%, 10/15/37	50	60,602
Plains All American Pipeline LP
5.15%, 06/01/42 (Call 12/01/41)	150	156,093
6.65%, 01/15/37	75	91,587
TransCanada PipeLines Ltd.
6.10%, 06/01/40	25	32,691
6.20%, 10/15/37	500	644,231
7.63%, 01/15/39	100	147,839
Williams Companies Inc. (The)
8.75%, 03/15/32	303	422,295
Williams Partners LP
6.30%, 04/15/40	350	416,973

		5,116,463

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2012

REAL ESTATE INVESTMENT TRUSTS—0.16%
Simon Property Group LP
6.75%, 02/01/40 (Call 11/01/39)	250	310,466

		310,466
RETAIL—4.68%
CVS Caremark Corp.
5.75%, 05/15/41 (Call 11/15/40)	400	474,836
6.13%, 09/15/39	225	277,311
CVS Pass-Through Trust
6.04%, 12/10/28	473	537,062
6.94%, 01/10/30	90	107,821
Home Depot Inc. (The)
5.40%, 09/15/40 (Call 03/15/40)	100	119,427
5.88%, 12/16/36	435	548,462
5.95%, 04/01/41 (Call 10/01/40)	400	514,185
Lowe’s Companies Inc.
5.80%, 04/15/40 (Call 10/15/39)	425	511,678
Macy’s Retail Holdings Inc.
6.38%, 03/15/37	150	179,898
6.65%, 07/15/24	450	544,248
McDonald’s Corp.
6.30%, 10/15/37	200	277,376
6.30%, 03/01/38	450	627,449
Target Corp.
6.50%, 10/15/37	300	404,882
7.00%, 01/15/38	550	788,284
Wal-Mart Stores Inc.
5.00%, 10/25/40	100	117,119
5.25%, 09/01/35	1,300	1,540,599
5.63%, 04/15/41	100	127,322
6.20%, 04/15/38	325	432,095
6.50%, 08/15/37	369	505,335
7.55%, 02/15/30	50	74,684
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	200	213,518

		8,923,591
SEMICONDUCTORS—0.36%
Applied Materials Inc.
5.85%, 06/15/41	250	300,378
Intel Corp.
4.80%, 10/01/41	350	391,108

		691,486
SOFTWARE—0.62%
Microsoft Corp.
4.50%, 10/01/40	300	343,785
5.20%, 06/01/39	75	94,146
Oracle Corp.
5.38%, 07/15/40	475	578,484
6.13%, 07/08/39	20	26,127
6.50%, 04/15/38	100	136,122

		1,178,664
TELECOMMUNICATIONS—7.73%
Alltel Corp.
7.88%, 07/01/32	250	381,566

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2012

America Movil SAB de CV
6.13%, 03/30/40	300	357,167
6.38%, 03/01/35	75	90,562
AT&T Corp.
8.00%, 11/15/31	400	593,880
AT&T Inc.
5.35%, 09/01/40	700	788,838
5.55%, 08/15/41	220	257,835
6.15%, 09/15/34	300	356,999
6.30%, 01/15/38	351	434,290
6.50%, 09/01/37	355	447,170
6.55%, 02/15/39	950	1,212,734
BellSouth Capital Funding Corp.
7.88%, 02/15/30	375	484,078
British Telecommunications PLC
9.63%, 12/15/30	275	415,688
Cisco Systems Inc.
5.50%, 01/15/40	425	523,023
5.90%, 02/15/39	194	245,631
Deutsche Telekom International Finance BV
4.88%, 03/06/42(a)	500	478,630
8.75%, 06/15/30	419	578,432
France Telecom SA
8.50%, 03/01/31	420	577,322
Motorola Solutions Inc.
6.63%, 11/15/37	9	10,355
New Cingular Wireless Services Inc.
8.75%, 03/01/31	425	654,374
Qtel International Finance Ltd.
5.00%, 10/19/25(a)	200	204,000
Qwest Corp.
6.88%, 09/15/33 (Call 07/02/12)	325	319,313
Rogers Communications Inc.
7.50%, 08/15/38	200	281,262
Royal KPN NV
8.38%, 10/01/30	175	234,648
Telecom Italia Capital SA
6.00%, 09/30/34	250	192,500
6.38%, 11/15/33	100	80,000
7.20%, 07/18/36	35	29,925
7.72%, 06/04/38	226	198,880
Telefonica Emisiones SAU
7.05%, 06/20/36	625	554,611
Telefonica Europe BV
8.25%, 09/15/30	137	133,983
Verizon Communications Inc.
4.75%, 11/01/41	400	436,436
5.85%, 09/15/35	375	458,863
6.00%, 04/01/41	200	252,854
6.40%, 02/15/38	400	513,794
6.90%, 04/15/38	200	272,260
7.35%, 04/01/39	200	285,157
7.75%, 12/01/30	367	517,547
8.95%, 03/01/39	75	121,318
Vodafone Group PLC
6.15%, 02/27/37	330	418,412
7.88%, 02/15/30	244	352,550

		14,746,887

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2012

TOYS, GAMES & HOBBIES—0.15%
Hasbro Inc.
6.35%, 03/15/40	200	228,198
Mattel Inc.
5.45%, 11/01/41	50	56,175

		284,373
TRANSPORTATION—2.50%
Burlington Northern Santa Fe Corp.
5.40%, 06/01/41 (Call 12/01/40)	250	287,707
5.75%, 05/01/40 (Call 11/01/39)	400	479,213
Canadian National Railway Co.
6.20%, 06/01/36	330	446,491
6.38%, 11/15/37	58	79,899
Canadian Pacific Railway Co.
4.45%, 03/15/23 (Call 12/15/22)	500	536,277
7.13%, 10/15/31	250	316,585
CSX Corp.
5.50%, 04/15/41 (Call 10/15/40)	70	79,190
6.22%, 04/30/40	425	531,245
Norfolk Southern Corp.
4.84%, 10/01/41	393	430,253
6.00%, 05/23/2111	350	426,452
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	500	561,119
6.63%, 02/01/29	267	360,753
United Parcel Service Inc.
6.20%, 01/15/38	177	241,955

		4,777,139
WATER—0.17%
American Water Capital Corp.
6.59%, 10/15/37	250	316,749

		316,749

TOTAL CORPORATE BONDS & NOTES
(Cost: $153,400,171)		161,574,101

FOREIGN AGENCY OBLIGATIONS(d)—1.76%

CANADA—0.58%
Hydro-Quebec
8.05%, 07/07/24	95	142,979
9.50%, 11/15/30	200	354,188
Quebec (Province of)
7.13%, 02/09/24	40	56,926
7.50%, 09/15/29	355	552,677

		1,106,770
CHILE—0.26%
Corporacion Nacional del Cobre de Chile
6.15%, 10/24/36(a)	400	495,930

		495,930

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2012

ITALY—0.13%
Region of Lombardy
5.80%, 10/25/32	300	240,445

		240,445
MEXICO—0.53%
Pemex Project Funding Master Trust
6.63%, 06/15/35	105	119,438
Petroleos Mexicanos
6.50%, 06/02/41	500	561,250
6.50%, 06/02/41(a)	300	336,750

		1,017,438
PHILIPPINES—0.18%
Asian Development Bank
5.82%, 06/16/28	250	334,258

		334,258
SUPRANATIONAL—0.08%
Inter-American Development Bank
3.88%, 10/28/41	140	156,087

		156,087

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $3,259,390)		3,350,928

FOREIGN GOVERNMENT OBLIGATIONS(d)—10.02%

BRAZIL—1.99%
Brazil (Federative Republic of)
7.13%, 01/20/37	455	627,900
8.25%, 01/20/34	450	685,125
8.75%, 02/04/25	425	641,750
8.88%, 04/15/24	500	755,000
10.13%, 05/15/27	586	979,792
11.00%, 08/17/40 (Call 08/17/15)	90	116,100

		3,805,667
COLOMBIA—0.76%
Colombia (Republic of)
7.38%, 09/18/37	800	1,126,000
8.13%, 05/21/24	225	317,250

		1,443,250
INDONESIA—0.97%
Indonesia (Republic of)
5.25%, 01/17/42(a)	500	494,375
7.75%, 01/17/38(a)	500	653,750
8.50%, 10/12/35(a)	500	695,000

		1,843,125
ISRAEL—0.19%
Israel (State of)
4.00%, 06/30/22	350	359,118

		359,118

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2012

ITALY—0.43%
Italy (Republic of)
5.38%, 06/15/33	362	320,726
6.88%, 09/27/23	500	508,900

		829,626
MEXICO—1.52%
United Mexican States
4.75%, 03/08/44	250	253,750
5.75%, 10/12/2110	500	532,500
6.05%, 01/11/40	490	596,575
6.75%, 09/27/34	325	424,937
7.50%, 04/08/33	152	212,040
8.00%, 09/24/22	350	479,500
8.30%, 08/15/31	275	409,063

		2,908,365
PANAMA—0.53%
Panama (Republic of)
7.13%, 01/29/26	700	927,500
9.38%, 04/01/29	50	80,000

		1,007,500
PERU—0.86%
Peru (Republic of)
5.63%, 11/18/50	150	172,500
6.55%, 03/14/37	70	91,000
7.35%, 07/21/25	1,000	1,372,500

		1,636,000
QATAR—0.37%
Qatar (Kingdom of)
5.75%, 01/20/42(a)	200	223,000
6.40%, 01/20/40(a)	400	486,000

		709,000
RUSSIA—2.04%
Russian Federation (The)
5.63%, 04/04/42(a)	400	403,000
7.50%, 03/31/30(a)(c)	2,219	2,609,605
12.75%, 06/24/28(a)	500	880,750

		3,893,355
SOUTH AFRICA—0.36%
South Africa (Republic of)
5.88%, 05/30/22	600	685,500

		685,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $18,833,080)		19,120,506

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

May 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.27%

MONEY MARKET FUNDS—2.27%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(e)(f)	4,331,959	4,331,959

		4,331,959

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,331,959)		4,331,959

TOTAL INVESTMENTS IN SECURITIES—98.70%
(Cost: $179,824,600)		188,377,494
Other Assets, Less Liabilities—1.30%		2,483,433

NET ASSETS—100.00%		$190,860,927

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(d)	Investments are denominated in U.S. dollars.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—39.03%

AEROSPACE & DEFENSE—0.69%
Boeing Co. (The)
6.88%, 03/15/39	$25	$37,196
Lockheed Martin Corp.
Series B
6.15%, 09/01/36	25	31,405
Northrop Grumman Systems Corp.
7.75%, 02/15/31	20	29,442
United Technologies Corp.
5.70%, 04/15/40	25	30,994
6.13%, 07/15/38	35	45,309

		174,346
AGRICULTURE—0.52%
Altria Group Inc.
10.20%, 02/06/39	30	48,586
Archer-Daniels-Midland Co.
5.38%, 09/15/35	50	59,191
Philip Morris International Inc.
6.38%, 05/16/38	18	24,513

		132,290
BANKS—3.24%
Barclays Bank PLC
6.86%, 12/31/49 (Call 06/15/32)(a)(b)	60	52,806
Citigroup Inc.
6.88%, 03/05/38	92	107,926
8.13%, 07/15/39	75	99,474
Goldman Sachs Group Inc. (The)
6.45%, 05/01/36	50	47,007
6.75%, 10/01/37	55	54,096
HSBC Holdings PLC
6.50%, 09/15/37	100	111,834
J.P. Morgan Chase Capital XXV
Series Y
6.80%, 10/01/37	169	169,439
KfW
0.00%, 06/29/37	32	14,764
Morgan Stanley
5.00%, 08/31/25 (Call 08/31/12)(c)	25	24,132
7.25%, 04/01/32	25	25,887
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	25	31,302
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	75	79,392

		818,059

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2012

BEVERAGES—0.56%
Anheuser-Busch InBev Worldwide Inc.
8.20%, 01/15/39	48	78,619
Diageo Capital PLC
5.88%, 09/30/36	25	32,166
PepsiCo Inc.
5.50%, 01/15/40	25	30,910

		141,695
BIOTECHNOLOGY—0.33%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)	25	25,782
5.65%, 06/15/42 (Call 12/15/41)	25	27,650
6.40%, 02/01/39	25	29,883

		83,315
CHEMICALS—0.16%
Dow Chemical Co. (The)
9.40%, 05/15/39	25	39,629

		39,629
COMMERCIAL SERVICES—0.24%
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	52	59,979

		59,979
COMPUTERS—0.37%
Hewlett-Packard Co.
6.00%, 09/15/41	25	27,203
International Business Machines Corp.
5.60%, 11/30/39	50	65,917

		93,120
COSMETICS & PERSONAL CARE—0.18%
Procter & Gamble Co. (The)
5.55%, 03/05/37	33	44,157

		44,157
DIVERSIFIED FINANCIAL SERVICES—2.72%
American Express Co.
8.15%, 03/19/38	25	39,546
Credit Suisse (USA) Inc.
7.13%, 07/15/32	25	31,699
General Electric Capital Corp.
5.88%, 01/14/38	10	11,370
6.15%, 08/07/37	25	29,300
Series A
6.75%, 03/15/32	156	191,888

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2012

Goldman Sachs Capital I
6.35%, 02/15/34	68	62,233
Jefferies Group Inc.
6.88%, 04/15/21	15	14,475
Merrill Lynch & Co. Inc.
7.75%, 05/14/38	125	142,101
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	25	36,930
Siemens Financieringsmat
6.13%, 08/17/26(a)	100	126,437

		685,979
ELECTRIC—4.91%
Alabama Power Co.
6.00%, 03/01/39	25	32,831
Appalachian Power Co.
7.00%, 04/01/38	25	34,166
Consolidated Edison Co. of New York Inc.
Series 08-B
6.75%, 04/01/38	25	35,916
Duke Energy Carolinas LLC
6.10%, 06/01/37	58	77,276
Exelon Generation Co. LLC
6.25%, 10/01/39	25	29,765
FirstEnergy Corp. Series C
7.38%, 11/15/31	54	68,749
Florida Power & Light Co.
5.95%, 02/01/38	50	66,848
Massachusetts Electric Co.
5.90%, 11/15/39(a)	25	32,885
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	171	216,713
Oncor Electric Delivery Co.
7.00%, 09/01/22	25	30,704
Pacific Gas & Electric Co.
5.80%, 03/01/37	25	31,264
6.05%, 03/01/34	56	71,447
Progress Energy Inc.
7.75%, 03/01/31	58	82,927
PSEG Power LLC
8.63%, 04/15/31	50	74,226
Public Service Co. of Colorado
6.25%, 09/01/37	48	66,326
Puget Sound Energy Inc.
5.80%, 03/15/40	25	32,650
San Diego Gas & Electric Co.
6.13%, 09/15/37	54	75,747
Southern California Edison Co.
5.50%, 03/15/40	35	44,327
Series 08-A
5.95%, 02/01/38	25	33,178
Virginia Electric and Power Co.
8.88%, 11/15/38	60	101,482

		1,239,427
ELECTRONICS—0.13%
Koninklijke Philips Electronics NV
6.88%, 03/11/38	25	32,994

		32,994

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2012

ENVIRONMENTAL CONTROL—0.25%
Republic Services Inc.
6.20%, 03/01/40	25	29,868
Waste Management Inc.
7.00%, 07/15/28	25	33,782

		63,650
FOOD—1.19%
ConAgra Foods Inc.
8.25%, 09/15/30	25	33,753
Delhaize Group SA
5.70%, 10/01/40	25	22,701
H.J. Heinz Finance Co.
7.13%, 08/01/39(a)	25	34,162
Kellogg Co.
Series B
7.45%, 04/01/31	20	27,571
Kraft Foods Inc.
6.50%, 02/09/40	30	38,217
6.88%, 02/01/38	44	57,881
Kroger Co. (The)
5.40%, 07/15/40 (Call 01/15/40)	20	21,240
6.90%, 04/15/38	25	31,141
Unilever Capital Corp.
5.90%, 11/15/32	25	34,531

		301,197
FOREST PRODUCTS & PAPER—0.25%
Georgia-Pacific LLC
7.75%, 11/15/29	25	32,466
International Paper Co.
7.30%, 11/15/39	25	31,264

		63,730
HEALTH CARE - SERVICES—0.86%
Aetna Inc.
6.63%, 06/15/36	50	64,224
Roche Holdings Inc.
7.00%, 03/01/39(a)	32	47,211
UnitedHealth Group Inc.
6.88%, 02/15/38	50	69,151
WellPoint Inc.
6.38%, 06/15/37	30	37,518

		218,104
INSURANCE—2.43%
Allstate Corp. (The)
6.90%, 05/15/38	48	63,585
American International Group Inc.
6.25%, 05/01/36	20	22,743
8.18%, 05/15/68 (Call 05/15/38)(b)	50	51,937

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2012

AXA SA
8.60%, 12/15/30	25	27,078
Chubb Corp. (The)
6.00%, 05/11/37	35	45,603
Liberty Mutual Group Inc.
6.50%, 03/15/35(a)	25	26,484
Lincoln National Corp.
7.00%, 06/15/40	20	23,881
MetLife Inc.
5.70%, 06/15/35	33	39,080
6.40%, 12/15/66 (Call 12/15/31)	35	33,254
Nationwide Mutual Insurance Co.
9.38%, 08/15/39(a)	25	32,861
New York Life Insurance Co.
6.75%, 11/15/39(a)	25	33,201
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40(a)	25	31,317
Pacific Life Insurance Co.
9.25%, 06/15/39(a)	50	64,928
Prudential Financial Inc.
5.70%, 12/14/36	50	52,748
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(a)	25	32,798
Travelers Companies Inc. (The)
6.25%, 06/15/37	25	32,811

		614,309
IRON & STEEL—0.10%
ArcelorMittal SA
7.00%, 10/15/39	25	24,065

		24,065
MACHINERY—0.46%
Caterpillar Inc.
6.05%, 08/15/36	64	84,609
Deere & Co.
5.38%, 10/16/29	25	31,749

		116,358
MEDIA—2.95%
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	100	145,872
Comcast Corp.
6.95%, 08/15/37	50	64,329
COX Communications Inc.
8.38%, 03/01/39(a)	25	36,217
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
6.00%, 08/15/40 (Call 05/15/40)	25	27,400
Grupo Televisa SAB
6.63%, 01/15/40	35	41,874
News America Inc.
6.65%, 11/15/37	70	80,668
6.90%, 08/15/39	25	29,998
Time Warner Cable Inc.
6.75%, 06/15/39	35	42,727
Time Warner Entertainment Co.
8.38%, 07/15/33	54	74,537
Time Warner Inc.
6.20%, 03/15/40	25	29,112
7.63%, 04/15/31	82	106,804

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2012

Viacom Inc.
6.88%, 04/30/36	25	32,468
7.88%, 07/30/30	25	33,302

		745,308
MINING—1.16%
Alcoa Inc.
5.95%, 02/01/37	25	24,626
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	35	40,462
Newmont Mining Corp.
6.25%, 10/01/39	25	27,950
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	25	34,367
Southern Copper Corp.
6.75%, 04/16/40	35	36,547
Teck Resources Ltd.
6.13%, 10/01/35	25	27,502
Vale Overseas Ltd.
6.88%, 11/21/36	15	17,164
6.88%, 11/10/39	50	57,584
Xstrata Canada Financial Corp.
6.00%, 11/15/41(a)	25	25,462

		291,664
MULTI-NATIONAL—0.27%
International Bank for Reconstruction and Development
7.63%, 01/19/23	46	68,824

		68,824
OIL & GAS—4.01%
Anadarko Petroleum Corp.
6.20%, 03/15/40	55	62,968
6.45%, 09/15/36	35	40,899
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	25	28,442
Canadian Natural Resources Ltd.
6.25%, 03/15/38	50	61,792
ConocoPhillips Holding Co.
6.95%, 04/15/29	108	150,944
Devon Financing Corp. ULC
7.88%, 09/30/31	44	62,761
Encana Corp.
6.50%, 02/01/38	25	27,979
Gazprom OAO
7.29%, 08/16/37(a)	100	111,150
Hess Corp.
5.60%, 02/15/41	25	26,883
7.30%, 08/15/31	50	63,596

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2012

Nexen Inc.
6.40%, 05/15/37	25	27,466
Noble Holding International Ltd.
6.20%, 08/01/40	20	23,478
Petro-Canada
6.80%, 05/15/38	25	31,427
Petrobras International Finance Co.
5.75%, 01/20/20	25	27,232
Shell International Finance BV
6.38%, 12/15/38	40	55,305
Statoil ASA
6.50%, 12/01/28(a)	52	70,107
Suncor Energy Inc.
6.50%, 06/15/38	42	51,418
Transocean Inc.
6.80%, 03/15/38	10	11,600
Valero Energy Corp.
6.63%, 06/15/37	50	55,574
10.50%, 03/15/39	15	22,676

		1,013,697
OIL & GAS SERVICES—0.17%
Halliburton Co.
7.45%, 09/15/39	29	41,962

		41,962
PACKAGING & CONTAINERS—0.07%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	15	16,976

		16,976
PHARMACEUTICALS—1.67%
Abbott Laboratories
6.15%, 11/30/37	25	33,215
AstraZeneca PLC
6.45%, 09/15/37	28	38,201
Bristol-Myers Squibb Co.
5.88%, 11/15/36	11	14,265
Eli Lilly and Co.
5.50%, 03/15/27	25	31,524
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	30	41,034
Johnson & Johnson
5.85%, 07/15/38	25	34,643
5.95%, 08/15/37	8	11,168
Merck & Co. Inc.
6.40%, 03/01/28	25	34,539
Pfizer Inc.
7.20%, 03/15/39	36	54,768
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	38	54,341
Wyeth LLC
5.95%, 04/01/37	57	74,959

		422,657

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2012

PIPELINES—1.35%
Enterprise Products Operating LLC
6.45%, 09/01/40	60	72,694
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	52	61,748
ONEOK Partners LP
6.85%, 10/15/37	50	60,602
TransCanada PipeLines Ltd.
6.20%, 10/15/37	45	57,981
7.63%, 01/15/39	25	36,960
Williams Companies Inc. (The)
8.75%, 03/15/32	15	20,906
Williams Partners LP
6.30%, 04/15/40	25	29,784

		340,675
REAL ESTATE INVESTMENT TRUSTS—0.12%
Simon Property Group LP
6.75%, 02/01/40 (Call 11/01/39)	25	31,047

		31,047
RETAIL—2.34%
CVS Caremark Corp.
6.13%, 09/15/39	25	30,813
CVS Pass-Through Trust
8.35%, 07/10/31(a)	47	62,644
Home Depot Inc. (The)
5.88%, 12/16/36	52	65,563
Lowe’s Companies Inc.
5.50%, 10/15/35	50	57,839
McDonald’s Corp.
6.30%, 03/01/38	25	34,858
Target Corp.
7.00%, 01/15/38	100	143,324
Wal-Mart Stores Inc.
6.20%, 04/15/38	50	66,476
6.50%, 08/15/37	68	93,124
7.55%, 02/15/30	25	37,342

		591,983
SOFTWARE—0.60%
Microsoft Corp.
5.20%, 06/01/39	15	18,829
5.30%, 02/08/41	25	31,942
Oracle Corp.
5.38%, 07/15/40	50	60,893
6.50%, 04/15/38	30	40,837

		152,501
TELECOMMUNICATIONS—3.56%
America Movil SAB de CV
6.38%, 03/01/35	50	60,375
AT&T Inc.
6.30%, 01/15/38	171	211,577
6.55%, 02/15/39	75	95,742

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2012

British Telecommunications PLC
9.63%, 12/15/30	36	54,417
Cisco Systems Inc.
5.90%, 02/15/39	44	55,710
Deutsche Telekom International Finance BV
8.75%, 06/15/30	48	66,264
France Telecom SA
8.50%, 03/01/31	21	28,866
New Cingular Wireless Services Inc.
8.75%, 03/01/31	25	38,493
Telecom Italia Capital SA
7.72%, 06/04/38	21	18,480
Telefonica Europe BV
8.25%, 09/15/30	32	31,295
Verizon Communications Inc.
6.40%, 02/15/38	30	38,535
7.75%, 12/01/30	118	166,405
Vodafone Group PLC
6.15%, 02/27/37	25	31,698

		897,857
TRANSPORTATION—1.17%
Burlington Northern Santa Fe Corp.
5.75%, 05/01/40 (Call 11/01/39)	35	41,931
Canadian National Railway Co.
6.38%, 11/15/37	40	55,103
CSX Corp.
6.22%, 04/30/40	35	43,750
Norfolk Southern Corp.
4.84%, 10/01/41	60	65,687
Union Pacific Corp.
6.63%, 02/01/29	30	40,534
United Parcel Service Inc.
6.20%, 01/15/38	36	49,211

		296,216

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,509,006)		9,857,770

FOREIGN AGENCY OBLIGATIONS(d)—1.10%

CANADA—0.94%
Hydro-Quebec
8.05%, 07/07/24	75	112,878
Quebec (Province of)
7.50%, 09/15/29	80	124,547

		237,425
MEXICO—0.16%
Pemex Project Funding Master Trust
6.63%, 06/15/35	35	39,813

		39,813

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $241,259)		277,238

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2012

FOREIGN GOVERNMENT OBLIGATIONS(d)—4.98%

BRAZIL—1.39%
Brazil (Federative Republic of)
7.13%, 01/20/37	50	69,000
8.88%, 04/15/24	78	117,780
10.13%, 05/15/27	50	83,600
11.00%, 08/17/40 (Call 08/17/15)	62	79,980

		350,360
COLOMBIA—0.28%
Colombia (Republic of)
8.13%, 05/21/24	50	70,500

		70,500
INDONESIA—0.55%
Indonesia (Republic of)
8.50%, 10/12/35(a)	100	139,000

		139,000
ITALY—0.14%
Italy (Republic of)
5.38%, 06/15/33	39	34,553

		34,553
MEXICO—0.81%
United Mexican States
6.05%, 01/11/40	58	70,615
8.30%, 08/15/31	60	89,250
11.50%, 05/15/26	24	43,440

		203,305
PANAMA—0.15%
Panama (Republic of)
6.70%, 01/26/36	30	38,775

		38,775
PERU—0.51%
Peru (Republic of)
8.75%, 11/21/33	82	129,560

		129,560
RUSSIA—1.15%
Russian Federation (The)
7.50%, 03/31/30(a)(c)	173	203,580
12.75%, 06/24/28(a)	50	88,075

		291,655

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,163,770)		1,257,708

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2012

MUNICIPAL DEBT OBLIGATIONS—5.30%

CALIFORNIA—1.44%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	30	41,568
East Bay Municipal Utility District RB Water Revenue BAB
5.87%, 06/01/40	20	26,771
Los Angeles Community College District GO BAB
6.75%, 08/01/49	20	26,882
Los Angeles Unified School District GO BAB
6.76%, 07/01/34	25	33,119
Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	20	24,593
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	20	24,508
State of California GO BAB
7.50%, 04/01/34	50	62,934
7.55%, 04/01/39	95	122,685

		363,060
CONNECTICUT—0.17%
State of Connecticut GO
Series A
5.85%, 03/15/32	35	43,928

		43,928
GEORGIA—0.16%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project J, Series 2010A
6.64%, 04/01/57	25	29,134
Project M, Series 2010A
6.66%, 04/01/57	10	11,512

		40,646
ILLINOIS—0.48%
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	25	30,351
State of Illinois GO
5.10%, 06/01/33	85	80,239
State of Illinois GO BAB
6.63%, 02/01/35	10	10,834

		121,424
MASSACHUSETTS—0.09%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	20	22,345

		22,345

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2012

NEW JERSEY—0.27%
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	25	32,800
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	25	36,664

		69,464
NEW YORK—1.34%
City of New York GO BAB
5.21%, 10/01/31	30	34,353
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	30	44,714
Series E
6.81%, 11/15/40	25	32,494
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	30	38,217
5.95%, 06/15/42	50	65,555
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	100	121,855

		337,188
OHIO—0.27%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
7.83%, 02/15/41	25	34,944
Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	30	34,473

		69,417
PENNSYLVANIA—0.23%
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.56%, 12/01/49	50	58,071

		58,071
TEXAS—0.85%
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	50	69,348
State of Texas GO BAB
Series A
4.63%, 04/01/33	100	113,580
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.18%, 04/01/30	25	30,628

		213,556

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,098,159)		1,339,099

U.S. GOVERNMENT & AGENCY OBLIGATIONS—48.21%

U.S. GOVERNMENT AGENCY OBLIGATIONS—3.34%
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	112	167,562
6.75%, 03/15/31	13	20,086

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2012

Federal National Mortgage Association
5.63%, 07/15/37	74	106,094
6.63%, 11/15/30	57	86,859
7.25%, 05/15/30	182	292,545
Tennessee Valley Authority
7.13%, 05/01/30	110	170,483

		843,629
U.S. GOVERNMENT OBLIGATIONS—44.87%
U.S. Treasury Bonds
3.00%, 05/15/42	190	208,228
3.13%, 02/15/42	750	820,078
3.50%, 02/15/39	590	694,356
3.75%, 08/15/41	140	171,719
3.88%, 08/15/40	790	989,475
4.25%, 05/15/39	440	584,513
4.25%, 11/15/40	520	692,088
4.38%, 02/15/38	105	141,619
4.38%, 11/15/39	265	359,075
4.38%, 05/15/40	570	773,062
4.38%, 05/15/41	450	611,297
4.50%, 02/15/36	65	88,684
4.50%, 05/15/38	60	82,500
4.50%, 08/15/39	100	138,016
4.63%, 02/15/40	110	154,808
4.75%, 02/15/37	372	526,961
4.75%, 02/15/41	880	1,264,450
5.00%, 05/15/37	55	80,669
5.25%, 11/15/28	144	205,830
5.25%, 02/15/29	138	197,793
5.38%, 02/15/31	143	211,685
5.50%, 08/15/28	30	43,856
6.00%, 02/15/26	35	51,942
6.13%, 11/15/27	65	99,724
6.13%, 08/15/29	235	368,730
6.25%, 08/15/23	280	410,244
6.25%, 05/15/30	202	323,800
6.38%, 08/15/27	158	247,023
6.50%, 11/15/26	100	156,234
6.63%, 02/15/27	30	47,536
6.75%, 08/15/26	25	39,727
6.88%, 08/15/25	119	188,113
7.25%, 08/15/22	178	274,175
7.50%, 11/15/24	20	32,678
7.63%, 02/15/25	30	49,669

		11,330,357

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $9,432,785)		12,173,986

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR GOVERNMENT/CREDIT BOND FUND

May 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.58%

MONEY MARKET FUNDS—0.58%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(e)(f)	145,785	145,785

		145,785

TOTAL SHORT-TERM INVESTMENTS
(Cost: $145,785)		145,785

TOTAL INVESTMENTS IN SECURITIES—99.20%
(Cost: $20,590,764)		25,051,586
Other Assets, Less Liabilities—0.80%		201,801

NET ASSETS—100.00%		$25,253,387

BAB	- Build America Bond
GO	- General Obligation
GOL	- General Obligation Limited
RB	- Revenue Bond

Insured by:

NPFGC	- National Public Finance Guarantee Corp.

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(d)	Investments are denominated in U.S. dollars.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—89.91%

ADVERTISING—0.21%
WPP Finance UK
5.88%, 06/15/14	$3,100	$3,350,614
8.00%, 09/15/14(a)	14,628	16,610,506

		19,961,120
AEROSPACE & DEFENSE—0.80%
Boeing Co. (The)
3.50%, 02/15/15	14,000	15,028,136
5.00%, 03/15/14	8,500	9,169,550
General Dynamics Corp.
1.38%, 01/15/15(a)	1,000	1,014,430
4.25%, 05/15/13	12,865	13,322,089
5.25%, 02/01/14	17,350	18,650,329
Raytheon Co.
1.40%, 12/15/14	9,650	9,803,151
United Technologies Corp.
1.20%, 06/01/15	7,150	7,227,688
4.88%, 05/01/15	1,800	2,003,708

		76,219,081
AGRICULTURE—0.91%
Altria Group Inc.
8.50%, 11/10/13	24,590	27,197,489
Bunge Ltd. Finance Corp.
5.35%, 04/15/14	5,000	5,290,272
Philip Morris International Inc.
4.88%, 05/16/13	24,189	25,195,249
6.88%, 03/17/14	16,500	18,292,240
Reynolds American Inc.
7.25%, 06/01/13	10,250	10,846,823

		86,822,073
AUTO MANUFACTURERS—0.34%
Daimler Finance North America LLC
6.50%, 11/15/13	28,795	31,026,292
PACCAR Inc.
6.88%, 02/15/14	1,750	1,924,420

		32,950,712
AUTO PARTS & EQUIPMENT—0.14%
Johnson Controls Inc.
1.75%, 03/01/14	13,000	13,153,336

		13,153,336
BANKS—29.13%
Abbey National Treasury Services PLC
2.88%, 04/25/14	3,000	2,932,477
3.88%, 11/10/14(b)	6,000	5,980,458
Bank of America Corp.
4.50%, 04/01/15	25,500	26,006,650

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

4.75%, 08/15/13(a)	3,700	3,795,122
4.90%, 05/01/13	43,000	44,079,750
5.13%, 11/15/14(a)	12,000	12,550,557
7.38%, 05/15/14	36,508	39,289,612
Bank of Montreal
1.75%, 04/29/14(a)	14,125	14,360,703
2.13%, 06/28/13	11,000	11,171,418
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)	14,800	14,878,160
1.50%, 01/31/14(a)	5,000	5,048,040
1.70%, 11/24/14 (Call 10/25/14)(a)	10,500	10,675,077
4.30%, 05/15/14	19,360	20,723,975
5.13%, 08/27/13	12,500	13,202,190
Bank of Nova Scotia
1.85%, 01/12/15	9,000	9,172,825
2.38%, 12/17/13	19,750	20,205,726
3.40%, 01/22/15	32,500	34,264,135
Barclays Bank PLC
2.38%, 01/13/14(a)	8,000	8,003,364
2.75%, 02/23/15	19,000	18,983,428
3.90%, 04/07/15(a)	18,000	18,522,033
5.20%, 07/10/14	29,774	31,290,238
BB&T Corp.
2.05%, 04/28/14 (Call 03/28/14)	22,500	22,959,331
3.38%, 09/25/13	6,000	6,176,478
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	11,250	10,752,317
BNP Paribas SA
3.25%, 03/11/15(a)	35,250	35,200,085
Canadian Imperial Bank of Commerce
1.45%, 09/13/13	17,600	17,764,329
Capital One Financial Corp.
2.13%, 07/15/14	10,414	10,480,267
2.15%, 03/23/15	9,250	9,299,616
7.38%, 05/23/14	19,310	21,266,122
Citigroup Inc.
2.65%, 03/02/15	4,500	4,464,146
4.75%, 05/19/15	10,000	10,391,400
5.00%, 09/15/14	53,274	54,521,658
5.13%, 05/05/14	18,250	19,086,913
5.50%, 10/15/14(a)	25,750	27,292,924
5.85%, 07/02/13	10,000	10,371,001
6.00%, 12/13/13	20,401	21,431,293
6.01%, 01/15/15	26,500	28,357,355
6.38%, 08/12/14	31,000	33,160,805
6.50%, 08/19/13	64,500	67,675,151
Comerica Inc.
3.00%, 09/16/15	2,500	2,591,155
Commonwealth Bank of Australia
1.95%, 03/16/15	17,965	18,085,531
Credit Suisse New York
2.20%, 01/14/14	12,000	12,120,798
3.50%, 03/23/15	30,000	30,971,771
5.00%, 05/15/13	46,000	47,602,953
5.50%, 05/01/14	29,432	31,348,965
Deutsche Bank AG London
3.45%, 03/30/15(a)	23,750	24,525,151
3.88%, 08/18/14	8,250	8,579,969
4.88%, 05/20/13(a)	38,500	39,720,179
Deutsche Bank Financial LLC
5.38%, 03/02/15(a)	5,000	5,131,005
Export-Import Bank of Korea (The)
4.13%, 09/09/15	10,000	10,469,466
5.88%, 01/14/15	9,000	9,784,945
8.13%, 01/21/14	19,000	20,779,708

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

Fifth Third Bancorp
6.25%, 05/01/13	10,000	10,471,375
Fifth Third Bank
4.75%, 02/01/15	2,295	2,448,623
First Tennessee Bank N.A.
5.05%, 01/15/15	5,000	5,135,192
Goldman Sachs Group Inc. (The)
3.30%, 05/03/15	15,000	14,793,071
4.75%, 07/15/13	26,948	27,684,477
5.00%, 10/01/14	14,000	14,524,054
5.13%, 01/15/15	26,805	27,748,374
5.15%, 01/15/14(a)	21,750	22,443,221
5.25%, 10/15/13	30,250	31,315,510
5.50%, 11/15/14(a)	18,000	18,940,509
6.00%, 05/01/14	18,491	19,439,345
HSBC Bank (USA) N.A.
4.63%, 04/01/14	13,000	13,511,202
HSBC USA Inc.
2.38%, 02/13/15(a)	31,000	31,098,427
J.P. Morgan Chase & Co.
1.65%, 09/30/13(a)	8,200	8,235,789
1.88%, 03/20/15(a)	25,250	25,060,099
2.05%, 01/24/14(a)	19,500	19,636,360
3.70%, 01/20/15	19,000	19,699,671
4.65%, 06/01/14	37,142	39,011,775
4.75%, 05/01/13	29,000	29,917,207
5.13%, 09/15/14(a)	17,000	18,037,807
5.75%, 01/02/13	16,500	16,936,079
KeyBank N.A.
5.80%, 07/01/14	6,000	6,447,857
KeyCorp
6.50%, 05/14/13	10,500	11,031,196
KfW
0.63%, 04/24/15(a)	40,000	39,840,496
1.00%, 01/12/15	40,500	40,762,161
1.38%, 07/15/13	62,550	63,204,354
1.38%, 01/13/14	48,500	49,128,807
1.50%, 04/04/14(a)	50,000	50,842,065
2.63%, 03/03/15	27,500	28,876,851
2.75%, 10/21/14(a)	61,000	63,969,541
3.50%, 05/16/13(a)	27,000	27,786,156
3.50%, 03/10/14	54,000	56,751,986
4.00%, 10/15/13	20,000	20,922,172
4.13%, 10/15/14	13,000	14,036,603
Korea Development Bank
5.75%, 09/10/13	2,000	2,092,133
8.00%, 01/23/14(a)	28,000	30,575,266
Landwirtschaftliche Rentenbank
4.13%, 07/15/13	25,000	25,978,205
Mellon Capital IV
Series 1
6.24%, 06/29/49 (Call 07/20/12)(c)	1,950	1,560,000
Morgan Stanley
2.88%, 01/24/14(a)	24,500	23,924,054
2.88%, 07/28/14(a)	4,000	3,886,170
4.10%, 01/26/15	12,000	11,704,362
4.20%, 11/20/14(a)	26,750	26,308,345
4.75%, 04/01/14(a)	28,500	28,145,789
6.00%, 05/13/14(a)	35,987	36,802,492
6.00%, 04/28/15	31,000	31,448,939

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

National Australia Bank Ltd. New York
2.00%, 03/09/15	19,000	19,023,999
Northern Trust Corp.
5.50%, 08/15/13	5,250	5,557,344
Oesterreichische Kontrollbank AG
1.38%, 01/21/14	10,000	10,069,699
3.63%, 06/17/13	10,000	10,298,395
PNC Funding Corp.
3.00%, 05/19/14(a)(d)	8,000	8,292,114
3.63%, 02/08/15(d)	17,514	18,584,045
5.40%, 06/10/14(d)	5,263	5,690,926
Rabobank Nederland
1.85%, 01/10/14	16,750	16,878,027
Regions Financial Corp.
7.75%, 11/10/14	6,237	6,735,961
Royal Bank of Canada
1.13%, 01/15/14(a)	14,500	14,595,090
1.15%, 03/13/15	8,750	8,761,323
1.45%, 10/30/14	18,015	18,221,829
2.10%, 07/29/13(a)	14,500	14,739,785
Royal Bank of Scotland Group PLC
3.25%, 01/11/14	6,000	5,998,224
3.40%, 08/23/13(a)	21,500	21,714,382
4.88%, 03/16/15	20,500	20,939,626
SouthTrust Corp.
5.80%, 06/15/14	1,000	1,073,094
State Street Corp.
4.30%, 05/30/14	5,000	5,313,416
Toronto-Dominion Bank (The)
1.38%, 07/14/14(a)	11,800	11,937,904
U.S. Bancorp
1.13%, 10/30/13 (Call 09/30/13)	5,000	5,032,127
1.38%, 09/13/13 (Call 08/13/13)	11,150	11,250,599
2.00%, 06/14/13(a)	8,898	9,034,123
2.45%, 07/27/15	4,600	4,791,679
4.20%, 05/15/14	17,400	18,486,881
UBS AG Stamford
2.25%, 08/12/13(a)	16,750	16,825,285
2.25%, 01/28/14	11,500	11,505,889
3.88%, 01/15/15	15,500	15,996,463
UFJ Finance Aruba AEC
6.75%, 07/15/13	7,444	7,797,590
Union Bank N.A.
2.13%, 12/16/13	5,000	5,072,920
UnionBanCal Corp.
5.25%, 12/16/13	4,030	4,226,722
US Bank N.A.
3.78%, 04/29/20 (Call 04/29/15)(c)	5,000	5,177,895
4.95%, 10/30/14	11,750	12,731,407
6.30%, 02/04/14	8,500	9,169,585
Wachovia Corp./Wells Fargo & Co.
4.88%, 02/15/14	8,500	8,926,933
5.25%, 08/01/14	26,250	28,126,082
5.50%, 05/01/13	37,183	38,787,033
5.70%, 08/01/13	10,876	11,458,423
Wells Fargo & Co.
1.25%, 02/13/15	21,750	21,748,450
3.63%, 04/15/15	20,000	21,188,689
3.75%, 10/01/14(a)	26,235	27,665,213
4.63%, 04/15/14	2,000	2,093,415
4.95%, 10/16/13	22,250	23,300,543
5.00%, 11/15/14	6,000	6,419,093

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

Wells Fargo Bank N.A.
4.75%, 02/09/15	26,500	28,252,348
Westpac Banking Corp.
1.85%, 12/09/13	15,000	15,142,632
2.10%, 08/02/13	15,250	15,396,790
4.20%, 02/27/15	16,000	17,064,548
Zions BanCorp.
7.75%, 09/23/14	2,000	2,180,000

		2,778,887,432
BEVERAGES—2.28%
Anheuser-Busch InBev Worldwide Inc.
1.50%, 07/14/14	12,400	12,564,307
4.13%, 01/15/15(a)	28,240	30,539,169
5.38%, 11/15/14(a)	17,250	19,068,215
Bottling Group LLC
6.95%, 03/15/14	35,000	38,703,855
Coca-Cola Co. (The)
0.75%, 11/15/13	5,500	5,526,505
0.75%, 03/13/15(a)	7,500	7,499,467
3.63%, 03/15/14(a)	11,910	12,546,173
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	9,715	9,743,898
7.38%, 03/03/14	18,415	20,515,183
Coca-Cola HBC Finance BV
5.13%, 09/17/13	3,000	3,102,789
Diageo Capital PLC
7.38%, 01/15/14	17,500	19,309,210
PepsiCo Inc.
0.75%, 03/05/15	19,750	19,694,822
0.80%, 08/25/14	2,250	2,241,685
0.88%, 10/25/13	8,300	8,335,526
3.10%, 01/15/15	7,775	8,216,722

		217,607,526
BIOTECHNOLOGY—0.40%
Amgen Inc.
1.88%, 11/15/14	19,100	19,286,969
4.85%, 11/18/14	8,000	8,642,297
Gilead Sciences Inc.
2.40%, 12/01/14	9,585	9,851,280

		37,780,546
CHEMICALS—1.12%
Airgas Inc.
2.85%, 10/01/13(a)	9,500	9,647,392
4.50%, 09/15/14	3,000	3,162,235
Dow Chemical Co. (The)
5.90%, 02/15/15	12,000	13,427,619
7.60%, 05/15/14	23,190	25,993,320
E.I. du Pont de Nemours and Co.
1.75%, 03/25/14(a)	13,755	14,048,503
3.25%, 01/15/15	7,900	8,400,670
4.75%, 03/15/15(a)	2,500	2,764,286
4.88%, 04/30/14	1,000	1,080,874
5.00%, 07/15/13	5,080	5,331,497
5.88%, 01/15/14(a)	1,869	2,023,479

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

Ecolab Inc.
2.38%, 12/08/14	6,700	6,891,832
Potash Corp. of Saskatchewan Inc.
5.25%, 05/15/14	7,000	7,550,879
Praxair Inc.
2.13%, 06/14/13	2,750	2,789,879
3.95%, 06/01/13	3,500	3,617,884
5.25%, 11/15/14	160	176,175

		106,906,524
COMMERCIAL SERVICES—0.17%
Block Financial LLC
5.13%, 10/30/14	500	520,000
Stanford University
3.63%, 05/01/14	3,975	4,202,415
Western Union Co. (The)
6.50%, 02/26/14	10,000	10,787,357
Yale University
2.90%, 10/15/14	1,000	1,052,936

		16,562,708
COMPUTERS—2.47%
Dell Inc.
1.40%, 09/10/13	6,750	6,808,341
2.10%, 04/01/14(a)	6,950	7,092,640
5.63%, 04/15/14(a)	4,590	4,981,147
Electronic Data Systems Corp.
Series B
6.00%, 08/01/13(a)	2,950	3,102,267
Hewlett-Packard Co.
1.25%, 09/13/13	14,600	14,624,509
1.55%, 05/30/14(a)	6,100	6,080,017
2.35%, 03/15/15	4,450	4,491,676
2.63%, 12/09/14(a)	2,050	2,090,622
4.50%, 03/01/13	26,700	27,340,586
4.75%, 06/02/14	26,000	27,440,180
6.13%, 03/01/14	15,000	16,093,963
International Business Machines Corp.
0.55%, 02/06/15(a)	17,500	17,383,017
0.75%, 05/11/15(a)	7,000	6,999,482
0.88%, 10/31/14	20,000	20,036,935
1.00%, 08/05/13(a)	19,600	19,710,860
1.25%, 05/12/14(a)	15,000	15,189,173
2.10%, 05/06/13	21,000	21,317,914
6.50%, 10/15/13	10,000	10,795,264
Lexmark International Inc.
5.90%, 06/01/13	4,000	4,152,980

		235,731,573
COSMETICS & PERSONAL CARE—0.64%
Avon Products Inc.
5.63%, 03/01/14(a)	11,500	11,936,942
Colgate-Palmolive Co.
0.60%, 11/15/14	6,900	6,905,450
1.25%, 05/01/14	6,250	6,333,587
Procter & Gamble Co. (The)
0.70%, 08/15/14	9,125	9,117,504
3.50%, 02/15/15	13,000	13,900,397
4.95%, 08/15/14	11,500	12,579,002

		60,772,882

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

DISTRIBUTION & WHOLESALE—0.08%
Arrow Electronics Inc.
6.88%, 07/01/13	7,000	7,432,681

		7,432,681
DIVERSIFIED FINANCIAL SERVICES—8.79%
American Express Co.
4.88%, 07/15/13	3,000	3,127,047
7.25%, 05/20/14	12,204	13,556,270
American Express Credit Corp.
Series C
5.88%, 05/02/13	16,000	16,709,297
7.30%, 08/20/13	40,450	43,495,292
Series D
5.13%, 08/25/14	20,300	21,901,636
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	30,470	32,953,931
Boeing Capital Corp.
3.25%, 10/27/14	3,000	3,180,856
Capital One Bank (USA) N.A.
6.50%, 06/13/13	8,000	8,381,681
Caterpillar Financial Services Corp.
1.05%, 03/26/15(a)	10,500	10,528,377
1.10%, 05/29/15	3,000	3,017,464
1.13%, 12/15/14(a)	9,000	9,046,740
1.55%, 12/20/13(a)	2,800	2,842,464
1.65%, 04/01/14	11,000	11,146,097
6.13%, 02/17/14(a)	25,750	28,020,938
6.20%, 09/30/13(a)	5,775	6,181,425
Charles Schwab Corp. (The)
4.95%, 06/01/14	18,500	19,898,417
CME Group Inc.
5.40%, 08/01/13	3,000	3,164,689
5.75%, 02/15/14	19,110	20,668,938
Credit Suisse (USA) Inc.
4.88%, 01/15/15(a)	6,250	6,731,210
5.13%, 01/15/14	13,750	14,450,812
5.50%, 08/15/13(a)	13,750	14,409,824
Ford Motor Credit Co. LLC
2.75%, 05/15/15	15,000	15,300,000
3.88%, 01/15/15	15,000	15,618,750
7.00%, 04/15/15	3,440	3,852,800
12.00%, 05/15/15	5,000	6,300,000
Franklin Resources Inc.
2.00%, 05/20/13	6,700	6,786,117
General Electric Capital Corp.
1.88%, 09/16/13	27,000	27,278,765
2.10%, 01/07/14	33,500	33,993,565
2.15%, 01/09/15	30,000	30,378,861
4.75%, 09/15/14(a)	16,393	17,541,919
4.80%, 05/01/13(a)	21,917	22,732,908
4.88%, 03/04/15	8,000	8,692,139
5.40%, 09/20/13	12,500	13,201,934
5.90%, 05/13/14	23,000	24,952,503
Series A
3.75%, 11/14/14	27,431	28,831,946
HSBC Finance Corp.
4.75%, 07/15/13	14,500	14,969,942
5.25%, 01/15/14(a)	3,000	3,129,412

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

John Deere Capital Corp.
0.88%, 04/17/15	10,000	9,992,181
1.25%, 12/02/14(a)	16,500	16,676,413
1.60%, 03/03/14	6,470	6,569,404
1.88%, 06/17/13(a)	6,000	6,081,569
4.90%, 09/09/13	5,000	5,261,035
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	20,500	21,323,747
Series C
5.00%, 02/03/14	10,945	11,196,783
5.00%, 01/15/15	19,409	20,056,542
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	8,400	8,388,392
1.13%, 11/01/13	9,000	9,026,203
5.50%, 07/01/13	6,000	6,312,419
Nomura Holdings Inc.
5.00%, 03/04/15(a)	23,000	23,958,387
NYSE Euronext
4.80%, 06/28/13	12,250	12,777,759
PACCAR Financial Corp.
1.55%, 09/29/14(a)	9,000	9,151,659
Series S
2.05%, 06/17/13	4,000	4,059,556
SLM Corp.
5.00%, 10/01/13	14,000	14,175,001
Series A
5.00%, 04/15/15(a)	250	255,000
5.38%, 05/15/14	15,000	14,775,000
Swedish Export Credit Corp.
3.25%, 09/16/14(a)	24,500	25,726,862
Toyota Motor Credit Corp.
1.00%, 02/17/15(a)	20,000	19,987,924
1.25%, 11/17/14	8,500	8,564,457
1.38%, 08/12/13	17,500	17,678,826

		838,970,085
ELECTRIC—2.85%
Alliant Energy Corp.
4.00%, 10/15/14	4,000	4,182,707
Ameren Corp.
8.88%, 05/15/14	5,000	5,612,984
Arizona Public Service Co.
5.80%, 06/30/14	4,000	4,353,773
Baltimore Gas & Electric Co.
6.13%, 07/01/13	6,970	7,356,396
CenterPoint Energy Houston Electric LLC
Series J2
5.70%, 03/15/13	1,114	1,157,491
Series M2
5.75%, 01/15/14	2,000	2,145,141
Commonwealth Edison Co.
1.63%, 01/15/14	17,250	17,473,954
4.70%, 04/15/15	1,500	1,643,192
Dayton Power & Light Co. (The)
5.13%, 10/01/13	2,500	2,633,898
Detroit Edison Co. (The)
6.40%, 10/01/13	5,000	5,355,419
Dominion Resources Inc.
1.80%, 03/15/14	6,450	6,568,062
Series C
5.15%, 07/15/15	2,943	3,283,501

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

Duke Energy Carolinas LLC
5.75%, 11/15/13	8,000	8,551,617
Duke Energy Corp.
6.30%, 02/01/14(a)	25,000	27,176,533
Duke Energy Indiana Inc.
5.00%, 09/15/13	4,050	4,258,626
Entergy Louisiana LLC
1.88%, 12/15/14	10,000	10,076,215
Exelon Generation Co. LLC
5.35%, 01/15/14	6,500	6,897,567
FirstEnergy Solutions Corp.
4.80%, 02/15/15	1,500	1,609,932
FPL Group Capital Inc.
2.55%, 11/15/13	7,944	8,096,229
5.35%, 06/15/13	2,500	2,615,636
Georgia Power Co.
1.30%, 09/15/13(a)	19,000	19,105,020
Great Plains Energy Inc.
2.75%, 08/15/13	3,900	3,957,155
Monongahela Power Co. Inc.
7.95%, 12/15/13(b)	3,250	3,575,026
Oncor Electric Delivery Co.
6.38%, 01/15/15	7,585	8,479,564
Pacific Gas & Electric Co.
4.80%, 03/01/14	28,000	29,907,880
PPL Energy Supply LLC
6.30%, 07/15/13	1,300	1,376,414
Progress Energy Inc.
6.05%, 03/15/14	12,000	13,056,391
PSEG Power LLC
2.50%, 04/15/13	9,300	9,435,101
Public Service Electric & Gas Co.
2.70%, 05/01/15	2,000	2,097,336
Series G
0.85%, 08/15/14	20,400	20,436,675
Southern California Edison Co.
4.15%, 09/15/14	3,345	3,597,226
5.00%, 01/15/14	4,152	4,445,226
5.75%, 03/15/14	10,000	10,902,174
Southern Co. (The)
4.15%, 05/15/14	3,000	3,169,481
TransAlta Corp.
5.75%, 12/15/13	7,307	7,666,913

		272,256,455
ELECTRONICS—0.32%
Agilent Technologies Inc.
2.50%, 07/15/13(a)	5,024	5,104,038
Avnet Inc.
5.88%, 03/15/14(a)	5,500	5,820,790
Honeywell International Inc.
3.88%, 02/15/14	6,985	7,364,263
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	8,350	8,547,303
3.25%, 11/20/14	3,350	3,565,786

		30,402,180
ENVIRONMENTAL CONTROL—0.14%
Waste Management Inc.
5.00%, 03/15/14	5,000	5,338,172
6.38%, 03/11/15	6,835	7,747,546

		13,085,718

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

FOOD—1.34%
ConAgra Foods Inc.
5.88%, 04/15/14	2,110	2,285,171
Delhaize Group SA
5.88%, 02/01/14	7,500	7,933,460
General Mills Inc.
1.55%, 05/16/14	1,800	1,816,783
5.20%, 03/17/15	9,600	10,623,299
5.25%, 08/15/13	11,250	11,853,839
H.J. Heinz Co.
5.35%, 07/15/13	7,600	7,992,741
Kellogg Co.
1.13%, 05/15/15	2,700	2,701,757
Kraft Foods Group Inc.
1.63%, 06/04/15(b)	6,550	6,621,614
Kraft Foods Inc.
2.63%, 05/08/13(a)	26,100	26,514,352
5.25%, 10/01/13	8,583	9,062,751
Kroger Co. (The)
7.50%, 01/15/14	9,955	10,964,900
Safeway Inc.
6.25%, 03/15/14	7,000	7,485,717
Tyson Foods Inc.
10.50%, 03/01/14	12,000	13,655,671
Unilever Capital Corp.
3.65%, 02/15/14	8,000	8,396,908

		127,908,963
GAS—0.21%
Atmos Energy Corp.
5.13%, 01/15/13	2,000	2,050,340
Consolidated Natural Gas Co.
Series A
5.00%, 12/01/14	2,730	2,990,593
Sempra Energy
2.00%, 03/15/14	11,685	11,908,846
8.90%, 11/15/13	3,000	3,296,933

		20,246,712
HAND & MACHINE TOOLS—0.07%
Stanley Black & Decker Inc.
8.95%, 04/15/14	5,800	6,523,405

		6,523,405
HEALTH CARE - PRODUCTS—0.92%
Baxter International Inc.
4.63%, 03/15/15	1,400	1,531,002
Boston Scientific Corp.
4.50%, 01/15/15	8,000	8,550,139
5.45%, 06/15/14(a)	10,000	10,734,175
CareFusion Corp.
5.13%, 08/01/14	9,175	9,857,256
Covidien International Finance SA
1.35%, 05/29/15	2,975	2,973,041
1.88%, 06/15/13(a)	10,500	10,631,027

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

Hospira Inc.
5.90%, 06/15/14	1,600	1,726,798
Medtronic Inc.
3.00%, 03/15/15	13,925	14,727,496
4.50%, 03/15/14(a)	5,500	5,843,667
St. Jude Medical Inc.
2.20%, 09/15/13	6,000	6,082,835
3.75%, 07/15/14(a)	10,000	10,528,865
Zimmer Holdings Inc.
1.40%, 11/30/14(a)	4,350	4,369,463

		87,555,764
HEALTH CARE - SERVICES—0.14%
Coventry Health Care Inc.
6.30%, 08/15/14	1,930	2,105,158
WellPoint Inc.
5.00%, 12/15/14	10,750	11,735,179

		13,840,337
HOLDING COMPANIES - DIVERSIFIED—0.22%
Encana Holdings Finance Corp.
5.80%, 05/01/14	19,245	20,795,798

		20,795,798
HOME FURNISHINGS—0.06%
Whirlpool Corp.
8.60%, 05/01/14	5,500	6,056,559

		6,056,559
HOUSEHOLD PRODUCTS & WARES—0.17%
Clorox Co. (The)
5.00%, 01/15/15	12,000	13,058,786
Kimberly-Clark Corp.
5.00%, 08/15/13	3,000	3,159,509

		16,218,295
INSURANCE—2.46%
Aegon NV
4.75%, 06/01/13	9,500	9,789,212
Allstate Corp. (The)
5.00%, 08/15/14	6,004	6,496,625
American International Group Inc.
3.00%, 03/20/15(a)	5,000	5,026,320
3.65%, 01/15/14(a)	5,000	5,085,352
4.25%, 05/15/13	9,688	9,882,322
4.25%, 09/15/14(a)	20,000	20,720,113
Assurant Inc.
5.63%, 02/15/14	6,049	6,339,907
Berkshire Hathaway Finance Corp.
1.50%, 01/10/14(a)	8,650	8,764,982
3.20%, 02/11/15(a)	24,000	25,464,316
4.60%, 05/15/13	15,300	15,894,577
4.63%, 10/15/13(a)	10,500	11,081,453
4.85%, 01/15/15	16,155	17,803,761
5.00%, 08/15/13(a)	13,125	13,814,674

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

CNA Financial Corp.
5.85%, 12/15/14	5,000	5,375,296
Genworth Financial Inc.
5.75%, 06/15/14(a)	6,500	6,597,500
MetLife Inc.
2.38%, 02/06/14(a)	19,433	19,822,211
5.00%, 11/24/13	5,000	5,295,665
OneBeacon US Holdings Inc.
5.88%, 05/15/13	898	927,574
Principal Financial Group Inc.
7.88%, 05/15/14	325	360,655
Prudential Financial Inc.
4.50%, 07/15/13(a)	7,650	7,924,578
4.75%, 04/01/14(a)	1,775	1,873,348
Series B
5.10%, 09/20/14(a)	9,625	10,345,409
Series D
3.88%, 01/14/15	9,456	9,880,819
XL Group PLC
5.25%, 09/15/14	10,000	10,546,487

		235,113,156
INTERNET—0.22%
eBay Inc.
0.88%, 10/15/13(a)	7,150	7,195,683
Google Inc.
1.25%, 05/19/14(a)	13,500	13,679,923

		20,875,606
IRON & STEEL—0.42%
ArcelorMittal SA
3.75%, 02/25/15	3,250	3,253,846
5.38%, 06/01/13	19,000	19,628,391
9.00%, 02/15/15	9,000	10,104,654
ArcelorMittal USA Inc.
6.50%, 04/15/14	6,300	6,684,335

		39,671,226
MACHINERY—0.23%
Caterpillar Inc.
1.38%, 05/27/14	8,750	8,854,709
7.00%, 12/15/13	5,000	5,459,592
Deere & Co.
6.95%, 04/25/14	1,000	1,116,382
Roper Industries Inc.
6.63%, 08/15/13(a)	6,500	6,915,155

		22,345,838
MANUFACTURING—0.68%
3M Co.
Series E
4.38%, 08/15/13	9,500	9,951,578
Danaher Corp.
1.30%, 06/23/14	7,250	7,336,233
Eaton Corp.
4.90%, 05/15/13	3,000	3,117,794
Illinois Tool Works Inc.
5.15%, 04/01/14(a)	3,000	3,238,859

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

Ingersoll-Rand Global Holding Co. Ltd.
6.00%, 08/15/13(a)	9,000	9,507,766
9.50%, 04/15/14	5,815	6,610,225
Tyco Electronics Group SA
1.60%, 02/03/15	4,300	4,314,284
5.95%, 01/15/14	5,200	5,559,166
Tyco International Finance SA
4.13%, 10/15/14	7,000	7,474,387
6.00%, 11/15/13	7,000	7,486,756

		64,597,048
MEDIA—2.71%
CBS Corp.
8.20%, 05/15/14	7,000	7,945,000
Comcast Cable Communications LLC
7.13%, 06/15/13	1,000	1,065,112
Comcast Corp.
5.30%, 01/15/14	15,000	16,005,573
6.50%, 01/15/15	15,000	16,911,774
COX Communications Inc.
4.63%, 06/01/13	4,115	4,268,619
5.45%, 12/15/14(a)	20,750	22,889,494
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.55%, 03/15/15	10,500	11,070,107
4.75%, 10/01/14	17,500	18,833,523
NBCUniversal Media LLC
2.10%, 04/01/14(a)	13,000	13,226,286
News America Inc.
5.30%, 12/15/14(a)	3,000	3,289,429
Reed Elsevier Capital Inc.
7.75%, 01/15/14	11,780	12,921,722
Thomson Reuters Corp.
5.70%, 10/01/14	19,000	20,860,595
5.95%, 07/15/13	8,500	8,966,527
Time Warner Cable Inc.
6.20%, 07/01/13	15,000	15,843,648
7.50%, 04/01/14	17,000	18,792,179
8.25%, 02/14/14	11,500	12,761,048
Turner Broadcasting System Inc.
8.38%, 07/01/13	7,873	8,495,388
Viacom Inc.
1.25%, 02/27/15	7,900	7,888,833
4.38%, 09/15/14	7,000	7,497,304
Walt Disney Co. (The)
0.88%, 12/01/14(a)	15,500	15,541,162
4.50%, 12/15/13	12,827	13,578,346

		258,651,669
MINING—1.46%
Alcoa Inc.
6.00%, 07/15/13(a)	4,323	4,552,670
Barrick Gold Corp.
1.75%, 05/30/14	14,750	14,933,742
Barrick Gold Finance Co.
4.88%, 11/15/14(a)	5,000	5,415,714
6.13%, 09/15/13	3,500	3,728,256
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	11,000	11,014,011
1.13%, 11/21/14	21,800	21,936,969
5.50%, 04/01/14	16,250	17,647,151

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15(a)	7,800	7,778,869
Rio Tinto Alcan Inc.
4.50%, 05/15/13	6,000	6,209,855
5.20%, 01/15/14	2,000	2,127,528
Rio Tinto Finance (USA) Ltd.
5.88%, 07/15/13(a)	5,500	5,806,845
8.95%, 05/01/14	29,450	33,750,632
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	4,000	3,994,759

		138,897,001
MULTI-NATIONAL—9.74%
African Development Bank
3.00%, 05/27/14	10,000	10,492,000
European Bank for Reconstruction and Development
Series G
2.75%, 04/20/15	2,500	2,651,975
3.63%, 06/17/13	12,250	12,637,385
5.00%, 05/19/14(a)	10,000	10,852,924
European Investment Bank
0.88%, 12/15/14	29,000	28,984,123
1.13%, 08/15/14(a)	52,500	52,742,970
1.13%, 04/15/15(a)	55,000	55,285,692
1.25%, 02/14/14	55,500	55,994,105
1.50%, 05/15/14	82,500	83,469,647
1.88%, 06/17/13	32,300	32,727,956
2.38%, 03/14/14	25,500	26,211,652
2.75%, 03/23/15	20,500	21,506,433
2.88%, 01/15/15	26,000	27,266,686
3.00%, 04/08/14	55,000	57,160,862
3.13%, 06/04/14	53,500	55,882,179
3.25%, 05/15/13	1,000	1,025,351
Series E
4.25%, 07/15/13	30,000	31,204,986
Series G
1.25%, 09/17/13	38,000	38,308,742
International Bank for Reconstruction and Development
0.50%, 11/26/13	37,000	37,068,565
1.13%, 08/25/14	72,500	73,682,142
1.75%, 07/15/13	62,000	63,032,343
2.38%, 05/26/15	17,000	17,920,451
3.50%, 10/08/13	5,000	5,213,788
Series G
3.63%, 05/21/13(a)	26,000	26,818,483
International Finance Corp.
0.85%, 01/27/14 (Call 07/27/12)	10,000	9,998,900
2.75%, 04/20/15	24,000	25,515,590
3.50%, 05/15/13	16,500	16,964,894
Series G
3.00%, 04/22/14	30,250	31,718,305
Nordic Investment Bank
2.63%, 10/06/14	11,000	11,539,262
3.63%, 06/17/13	5,500	5,681,448

		929,559,839
OFFICE & BUSINESS EQUIPMENT—0.44%
Pitney Bowes Inc.
3.88%, 06/15/13(a)	6,000	6,145,218
4.88%, 08/15/14(a)	5,000	5,207,388

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

Xerox Corp.
4.25%, 02/15/15	15,250	16,168,588
5.65%, 05/15/13	3,000	3,125,926
8.25%, 05/15/14	9,880	11,044,619

		41,691,739
OIL & GAS—3.73%
Anadarko Petroleum Corp.
5.75%, 06/15/14	3,000	3,231,922
7.63%, 03/15/14	11,000	12,118,940
Apache Corp.
6.00%, 09/15/13	8,300	8,855,819
BP Capital Markets PLC
1.70%, 12/05/14	6,000	6,068,393
3.63%, 05/08/14	22,000	23,001,638
3.88%, 03/10/15	21,250	22,692,733
5.25%, 11/07/13	34,500	36,562,069
Canadian Natural Resources Ltd.
1.45%, 11/14/14	8,800	8,870,573
4.90%, 12/01/14	1,000	1,092,997
Cenovus Energy Inc.
4.50%, 09/15/14	13,000	13,929,573
Chevron Corp.
3.95%, 03/03/14	30,000	31,769,872
ConocoPhillips
4.60%, 01/15/15	14,000	15,376,681
4.75%, 02/01/14	18,000	19,169,168
Devon Energy Corp.
5.63%, 01/15/14	5,892	6,342,503
Encana Corp.
4.75%, 10/15/13	2,000	2,088,829
EOG Resources Inc.
6.13%, 10/01/13	3,000	3,204,433
Hess Corp.
7.00%, 02/15/14	947	1,034,901
Husky Energy Inc.
5.90%, 06/15/14	10,500	11,442,516
Noble Corp.
5.88%, 06/01/13	4,000	4,190,769
Occidental Petroleum Corp.
1.45%, 12/13/13	8,800	8,918,384
Petrobras International Finance Co.
2.88%, 02/06/15	18,000	18,195,765
7.75%, 09/15/14(a)	6,000	6,690,000
Phillips 66
1.95%, 03/05/15(a)(b)	9,000	9,096,249
Shell International Finance BV
1.88%, 03/25/13(a)	7,950	8,047,531
3.10%, 06/28/15(a)	5,000	5,329,312
4.00%, 03/21/14	27,000	28,576,778
Statoil ASA
2.90%, 10/15/14	17,000	17,821,733
3.88%, 04/15/14	4,865	5,138,898
Total Capital Canada Ltd.
1.63%, 01/28/14(a)	11,450	11,626,655
Valero Energy Corp.
4.75%, 06/15/13	5,000	5,179,118

		355,664,752

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

OIL & GAS SERVICES—0.10%
Cameron International Corp.
1.60%, 04/30/15 (Call 01/30/15)	3,750	3,742,299
Weatherford International Ltd.
4.95%, 10/15/13	5,675	5,922,615

		9,664,914
PACKAGING & CONTAINERS—0.10%
Bemis Co. Inc.
5.65%, 08/01/14	1,000	1,074,390
Packaging Corp. of America
5.75%, 08/01/13(a)	7,850	8,139,625

		9,214,015
PHARMACEUTICALS—3.82%
Abbott Laboratories
2.70%, 05/27/15	2,150	2,270,244
4.35%, 03/15/14	11,000	11,749,620
AstraZeneca PLC
5.40%, 06/01/14	18,599	20,266,855
Bristol-Myers Squibb Co.
5.25%, 08/15/13	5,250	5,548,165
Cardinal Health Inc.
5.50%, 06/15/13	5,513	5,776,534
Eli Lilly and Co.
4.20%, 03/06/14	9,657	10,236,539
Express Scripts Holding Co.
2.10%, 02/12/15(b)	10,000	10,130,705
2.75%, 11/21/14(b)	13,000	13,291,711
6.25%, 06/15/14	13,293	14,453,000
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	13,450	14,363,112
4.85%, 05/15/13	33,800	35,193,948
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	7,000	6,989,347
Johnson & Johnson
1.20%, 05/15/14(a)	13,800	13,982,998
3.80%, 05/15/13(a)	1,000	1,032,808
McKesson Corp.
5.25%, 03/01/13	3,500	3,616,697
6.50%, 02/15/14	2,000	2,186,684
Merck & Co. Inc.
4.75%, 03/01/15	2,500	2,760,645
Novartis Capital Corp.
2.90%, 04/24/15	23,000	24,378,712
4.13%, 02/10/14	24,500	25,900,998
Pfizer Inc.
4.50%, 02/15/14(a)	3,000	3,194,632
5.35%, 03/15/15	28,000	31,421,613
Sanofi
1.20%, 09/30/14	17,050	17,200,181
1.63%, 03/28/14	10,900	11,069,019

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	9,630	10,317,265
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	6,050	6,121,474
Teva Pharmaceutical Finance IV LLC
1.70%, 11/10/14	16,700	16,986,300
Watson Pharmaceuticals Inc.
5.00%, 08/15/14	912	972,400
Wyeth LLC
5.50%, 02/01/14	40,095	43,265,751

		364,677,957
PIPELINES—1.05%
Enbridge Inc.
4.90%, 03/01/15	1,500	1,628,284
5.80%, 06/15/14	3,000	3,256,950
Energy Transfer Partners LP
5.95%, 02/01/15	4,000	4,331,874
6.00%, 07/01/13	3,510	3,666,712
8.50%, 04/15/14	5,792	6,455,460
Enterprise Products Operating LLC
3.70%, 06/01/15	2,000	2,137,574
9.75%, 01/31/14	5,250	5,961,961
Series G
5.60%, 10/15/14	10,000	10,984,430
Series I
5.00%, 03/01/15	1,000	1,095,272
Kinder Morgan Energy Partners LP
5.00%, 12/15/13(a)	6,500	6,858,298
5.13%, 11/15/14	8,500	9,214,834
5.63%, 02/15/15	3,275	3,622,354
NuStar Pipeline Operating Partnership LP
5.88%, 06/01/13	6,500	6,773,412
Panhandle Eastern Pipe Line Co. LP
6.05%, 08/15/13	1,000	1,055,153
Spectra Energy Capital LLC
5.67%, 08/15/14	15,000	16,191,816
TransCanada PipeLines Ltd.
0.88%, 03/02/15	11,800	11,743,277
Williams Partners LP
3.80%, 02/15/15	5,000	5,289,691

		100,267,352
REAL ESTATE INVESTMENT TRUSTS—0.48%
Boston Properties LP
5.63%, 04/15/15	2,490	2,736,817
Duke Realty LP
6.25%, 05/15/13	5,367	5,562,652
ERP Operating LP
5.25%, 09/15/14	3,000	3,208,787
6.58%, 04/13/15	5,000	5,575,645
HCP Inc.
2.70%, 02/01/14	7,550	7,646,339
5.65%, 12/15/13	2,085	2,200,803
Hospitality Properties Trust
7.88%, 08/15/14 (Call 02/15/14)	5,000	5,387,434
Simon Property Group LP
4.20%, 02/01/15 (Call 11/01/14)(a)	6,500	6,874,836
6.75%, 05/15/14 (Call 02/15/14)	3,000	3,307,439
Vornado Realty Trust
4.25%, 04/01/15 (Call 01/01/15)	3,000	3,126,536

		45,627,288

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

RETAIL—1.78%
AutoZone Inc.
6.50%, 01/15/14(a)	9,220	9,999,823
Best Buy Co. Inc.
6.75%, 07/15/13	8,500	8,895,297
CVS Caremark Corp.
4.88%, 09/15/14	4,100	4,461,739
Home Depot Inc. (The)
5.25%, 12/16/13	13,475	14,420,461
Macy’s Retail Holdings Inc.
5.75%, 07/15/14	7,000	7,623,990
McDonald’s Corp.
0.75%, 05/29/15	3,950	3,947,372
Nordstrom Inc.
6.75%, 06/01/14	5,150	5,749,378
Staples Inc.
9.75%, 01/15/14	24,539	27,593,468
Target Corp.
1.13%, 07/18/14	4,070	4,117,973
4.00%, 06/15/13(a)	3,000	3,108,100
Wal-Mart Stores Inc.
0.75%, 10/25/13(a)	8,500	8,539,400
1.63%, 04/15/14(a)	15,850	16,191,545
2.88%, 04/01/15	4,000	4,231,746
3.20%, 05/15/14	15,500	16,276,840
4.55%, 05/01/13(a)	15,081	15,657,649
7.25%, 06/01/13	1,000	1,068,111
Walgreen Co.
4.88%, 08/01/13	17,000	17,850,157

		169,733,049
SEMICONDUCTORS—0.26%
Broadcom Corp.
1.50%, 11/01/13	5,340	5,383,665
Maxim Integrated Products Inc.
3.45%, 06/14/13	3,600	3,693,790
Texas Instruments Inc.
1.38%, 05/15/14	15,300	15,509,931

		24,587,386
SOFTWARE—0.81%
Adobe Systems Inc.
3.25%, 02/01/15	1,000	1,044,160
Microsoft Corp.
0.88%, 09/27/13	11,000	11,067,724
2.95%, 06/01/14	27,000	28,266,410
Oracle Corp.
3.75%, 07/08/14	20,072	21,396,542
4.95%, 04/15/13	15,000	15,595,890

		77,370,726
TELECOMMUNICATIONS—4.76%
America Movil SAB de CV
3.63%, 03/30/15	15,000	15,793,346
5.50%, 03/01/14	6,000	6,420,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

AT&T Inc.
0.88%, 02/13/15(a)	8,000	7,972,871
4.85%, 02/15/14(a)	14,250	15,188,434
5.10%, 09/15/14	40,800	44,646,036
6.70%, 11/15/13	25,250	27,348,434
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	42,115	45,166,384
7.38%, 11/15/13	15,774	17,211,902
Cisco Systems Inc.
1.63%, 03/14/14	30,000	30,579,050
Deutsche Telekom International Finance BV
4.88%, 07/08/14	9,683	10,301,252
5.25%, 07/22/13	15,535	16,261,021
5.88%, 08/20/13	7,500	7,930,811
France Telecom SA
4.38%, 07/08/14(a)	16,000	16,874,204
Qwest Corp.
7.50%, 10/01/14	10,000	11,042,540
Rogers Communications Inc.
5.50%, 03/15/14	10,712	11,521,104
7.50%, 03/15/15	300	345,831
Rogers Wireless Inc.
6.38%, 03/01/14	7,000	7,623,061
Telecom Italia Capital SA
4.95%, 09/30/14	24,500	23,887,500
5.25%, 11/15/13	12,940	12,810,600
6.18%, 06/18/14(a)	13,000	12,935,000
Telefonica Emisiones SAU
3.73%, 04/27/15	5,355	4,991,333
4.95%, 01/15/15	14,500	13,953,708
Verizon Communications Inc.
1.25%, 11/03/14	12,000	12,052,190
1.95%, 03/28/14	17,500	17,851,774
5.25%, 04/15/13	25,640	26,649,113
Vodafone Group PLC
4.15%, 06/10/14	19,500	20,729,255
5.00%, 12/16/13	14,750	15,693,132

		453,779,886
TRANSPORTATION—0.68%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14	11,516	12,671,710
Canadian National Railway Co.
4.95%, 01/15/14(a)	1,500	1,600,936
CSX Corp.
5.50%, 08/01/13	9,750	10,267,158
6.25%, 04/01/15	4,500	5,130,758
FedEx Corp.
7.38%, 01/15/14	6,250	6,860,856
Norfolk Southern Corp.
5.26%, 09/17/14	1,215	1,330,049
Ryder System Inc.
5.85%, 03/01/14(a)	9,000	9,605,917
Union Pacific Corp.
5.13%, 02/15/14(a)	2,705	2,894,736
United Parcel Service Inc.
3.88%, 04/01/14	14,000	14,816,775

		65,178,895

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

WATER—0.06%
Veolia Environnement SA
5.25%, 06/03/13(a)	5,650	5,845,242

		5,845,242

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,530,138,510)		8,577,663,049

FOREIGN AGENCY OBLIGATIONS(e)—4.76%

CANADA—2.10%
Export Development Canada
1.50%, 05/15/14(a)	20,000	20,421,934
2.25%, 05/28/15	2,000	2,101,687
3.50%, 05/16/13(a)	12,000	12,344,782
Manitoba (Province of)
1.38%, 04/28/14	5,000	5,086,814
Ontario (Province of)
1.38%, 01/27/14(a)	34,500	34,940,358
2.70%, 06/16/15	2,000	2,105,884
2.95%, 02/05/15(a)	36,000	38,002,244
3.50%, 07/15/13(a)	15,000	15,495,379
4.10%, 06/16/14	55,250	59,030,017
Quebec (Province of)
4.60%, 05/26/15	500	557,161
4.88%, 05/05/14(a)	10,000	10,833,249

		200,919,509
JAPAN—0.22%
Japan Finance Corp.
2.88%, 02/02/15(a)	9,800	10,313,774
4.25%, 06/18/13	10,000	10,358,124

		20,671,898
MEXICO—0.24%
Petroleos Mexicanos
4.88%, 03/15/15	21,000	22,680,002

		22,680,002
PHILIPPINES—1.58%
Asian Development Bank
0.88%, 06/10/14	60,750	61,293,330
1.63%, 07/15/13	30,000	30,416,760
2.63%, 02/09/15	31,250	32,956,062
2.75%, 05/21/14	25,000	26,149,650

		150,815,802
SUPRANATIONAL—0.62%
Inter-American Development Bank
1.63%, 07/15/13	1,500	1,521,630
2.25%, 07/15/15	10,000	10,514,372
3.00%, 04/22/14	45,000	47,192,927

		59,228,929

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $451,758,376)		454,316,140

FOREIGN GOVERNMENT OBLIGATIONS(e)—3.76%

BRAZIL—0.49%
Brazil (Federative Republic of)
7.88%, 03/07/15(a)	17,000	19,949,498
10.25%, 06/17/13	10,000	10,965,000
10.50%, 07/14/14(a)	13,000	15,645,501

		46,559,999
CANADA—0.44%
Canada (Government of)
2.38%, 09/10/14	40,300	42,107,302

		42,107,302
CHINA—0.02%
China (People’s Republic of)
4.75%, 10/29/13	2,000	2,089,100

		2,089,100
COLOMBIA—0.18%
Colombia (Republic of)
8.25%, 12/22/14(a)	15,000	17,475,000

		17,475,000
ISRAEL—0.03%
Israel (State of)
5.13%, 03/01/14(a)	3,000	3,184,500

		3,184,500
ITALY—1.17%
Italy (Republic of)
2.13%, 09/16/13	15,000	14,876,901
3.13%, 01/26/15(a)	35,160	33,883,137
4.38%, 06/15/13(a)	30,000	30,484,494
4.50%, 01/21/15	22,665	22,608,703
4.75%, 01/25/16(a)	3,000	2,978,001
5.25%, 09/20/16	4,750	4,771,020
5.38%, 06/12/17(a)	2,000	2,005,343

		111,607,599
MEXICO—0.57%
United Mexican States
5.88%, 01/15/14(a)	16,000	17,200,001
5.88%, 02/17/14(a)	27,150	29,267,701
6.63%, 03/03/15(a)	6,500	7,393,751

		53,861,453

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

PANAMA—0.15%
Panama (Republic of)
7.25%, 03/15/15	12,500	14,437,500

		14,437,500
POLAND—0.11%
Poland (Republic of)
5.25%, 01/15/14(a)	10,000	10,499,999

		10,499,999
SOUTH AFRICA—0.12%
South Africa (Republic of)
6.50%, 06/02/14	10,000	11,035,000

		11,035,000
SOUTH KOREA—0.48%
Korea (Republic of)
4.25%, 06/01/13(a)	13,000	13,390,648
4.88%, 09/22/14	25,000	26,866,817
5.75%, 04/16/14	5,000	5,384,810

		45,642,275

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $358,335,344)		358,499,727

MUNICIPAL DEBT OBLIGATIONS—0.26%

CALIFORNIA—0.06%
State of California GO
5.10%, 08/01/14	2,560	2,659,865
5.25%, 04/01/14	2,180	2,345,615
5.45%, 04/01/15	500	555,540

		5,561,020
ILLINOIS—0.17%
State of Illinois GO
4.07%, 01/01/14	2,500	2,587,200
4.42%, 01/01/15	13,000	13,707,980

		16,295,180
PUERTO RICO—0.02%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
3.67%, 05/01/14	1,500	1,528,500

		1,528,500

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

May 31, 2012

WISCONSIN—0.01%
State of Wisconsin RB General Fund
Series A
4.80%, 05/01/13 (AGM)	1,000	1,042,830

		1,042,830

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $24,171,584)		24,427,530

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.29%

MONEY MARKET FUNDS—6.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(f)(g)	506,672,810	506,672,810
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(d)(f)(g)	48,323,255	48,323,255
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(f)	45,362,563	45,362,563

		600,358,628

TOTAL SHORT-TERM INVESTMENTS
(Cost: $600,358,628)		600,358,628

TOTAL INVESTMENTS IN SECURITIES—104.98%
(Cost: $9,964,762,442)		10,015,265,074
Other Assets, Less Liabilities—(4.98)%		(475,393,867)

NET ASSETS—100.00%		$9,539,871,207

GO	- General Obligation
RB	- Revenue Bond

Insured by:

AGM	- Assured Guaranty Municipal Corp.

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Affiliated issuer. See Note 2.
(e)	Investments are denominated in U.S. dollars.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

May 31, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS—99.48%
U.S. Treasury Notes
0.25%, 11/30/13	$1,749	$1,748,843
0.25%, 09/15/14	336,087	335,720,662
0.25%, 12/15/14	73,279	73,140,501
0.38%, 06/30/13	662	663,092
0.38%, 03/15/15	2,136	2,137,645
0.50%, 05/31/13	198	198,570
0.50%, 10/15/13	191,947	192,609,219
0.50%, 11/15/13	84,751	85,056,105
0.63%, 02/28/13	690	692,208
0.63%, 07/15/14	169,373	170,555,220
0.75%, 03/31/13	174,802	175,607,520
0.75%, 08/15/13	6,542	6,582,495
0.75%, 12/15/13	19,917	20,065,979
0.75%, 06/15/14	400,465	404,245,362
1.00%, 07/15/13	530,420	534,970,972
1.00%, 01/15/14	77,658	78,566,603
1.00%, 05/15/14	15,289	15,501,364
1.13%, 12/15/12	96	96,495
1.25%, 02/15/14	1,265,509	1,286,643,076
1.25%, 03/15/14	286,797	291,801,593
1.25%, 04/15/14	199,876	203,483,748
1.38%, 09/15/12	9,086	9,118,619
1.38%, 10/15/12	84,791	85,178,496
1.38%, 03/15/13	263	265,435
1.38%, 05/15/13	15	15,164
1.50%, 07/15/12	117	117,194
1.75%, 08/15/12	445	446,482
1.75%, 04/15/13	340,928	345,496,422
1.75%, 01/31/14	179,256	183,676,446
1.75%, 03/31/14	489,439	502,580,427
1.88%, 02/28/14	73,445	75,493,377
1.88%, 04/30/14	119,976	123,612,480
2.00%, 11/30/13	161,774	165,970,432
2.13%, 11/30/14	501,159	523,515,698
2.13%, 05/31/15	250,000	262,989,998
2.25%, 05/31/14	741,170	770,112,681
2.25%, 01/31/15	1,358	1,426,498
2.38%, 08/31/14	317,023	331,672,639
2.38%, 09/30/14	93,993	98,535,675
2.38%, 10/31/14	239,938	251,779,057
2.38%, 02/28/15	1,060,460	1,118,721,630
2.50%, 03/31/13	24,861	25,335,846
2.50%, 03/31/15	289,010	306,356,377
2.63%, 06/30/14	147,323	154,509,308
2.63%, 07/31/14	264,180	277,410,142
2.63%, 12/31/14	296,663	314,180,947
2.75%, 10/31/13	2,389	2,472,806
3.13%, 08/31/13	158,209	163,888,697
3.13%, 09/30/13	107,379	111,487,316
3.38%, 11/30/12	27,060	27,493,500
3.50%, 05/31/13	149,331	154,197,702
3.63%, 12/31/12	61,117	62,339,340
3.63%, 05/15/13	97,413	100,570,160
4.00%, 11/15/12	18,527	18,848,814
4.00%, 02/15/15	116,273	127,663,101
4.25%, 09/30/12	49	49,666

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

May 31, 2012

4.25%, 11/15/14	680,569	745,760,718
4.63%, 07/31/12	21	21,156
4.75%, 05/15/14	90,395	98,253,949
11.25%, 02/15/15	3,124	4,037,957

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $11,384,906,008)		11,425,689,624

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.45%

MONEY MARKET FUNDS—0.45%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(a)(b)	51,977,805	51,977,805

		51,977,805

TOTAL SHORT-TERM INVESTMENTS
(Cost: $51,977,805)		51,977,805

TOTAL INVESTMENTS IN SECURITIES—99.93%
(Cost: $11,436,883,813)		11,477,667,429
Other Assets, Less Liabilities—0.07%		7,939,171

NET ASSETS—100.00%		$11,485,606,600

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

May 31, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS—99.11%
U.S. Treasury Notes
0.50%, 03/31/19(a)	$128,754	$133,068,647
1.00%, 08/31/16	31,696	32,267,886
1.00%, 09/30/16	18,819	19,156,989
1.13%, 05/31/19	60,000	60,384,599
1.25%, 09/30/15(a)	51,561	52,964,490
1.25%, 01/31/19	166	169,124
1.25%, 04/30/19(a)	64,602	65,649,205
1.38%, 09/30/18	42,262	43,456,748
1.38%, 11/30/18(a)	85,837	88,253,320
1.38%, 12/31/18(a)	540	555,115
1.38%, 02/28/19(a)	5,472	5,617,828
1.50%, 06/30/16(a)	46,819	48,617,735
1.50%, 07/31/16(a)	68,072	70,703,657
1.50%, 08/31/18(a)	57,483	59,588,603
1.75%, 07/31/15(a)	133,933	139,586,418
1.75%, 05/31/16	5,598	5,866,628
1.75%, 10/31/18	64,176	67,497,110
1.88%, 06/30/15	36,238	37,878,857
2.00%, 01/31/16	27,391	28,896,621
2.13%, 05/31/15	36,084	37,958,924
2.13%, 02/29/16(a)	54,134	57,408,780
2.25%, 03/31/16	3,891	4,149,012
2.25%, 11/30/17	14,896	16,073,884
2.25%, 07/31/18(a)	21,435	23,194,599
2.38%, 03/31/16	12,998	13,913,319
2.38%, 07/31/17(a)	31,899	34,556,825
2.38%, 05/31/18(a)	54,219	59,020,960
2.38%, 06/30/18(a)	15,378	16,751,255
2.50%, 04/30/15	19,338	20,527,094
2.50%, 06/30/17	29,333	31,949,798
2.63%, 04/30/16(a)	98,300	106,245,589
2.63%, 01/31/18(a)	86,012	94,725,879
2.75%, 11/30/16	139,068	152,202,973
2.75%, 05/31/17(a)	172,875	190,331,930
2.75%, 12/31/17(a)	24,818	27,475,511
2.75%, 02/28/18(a)	34,976	38,787,575
2.88%, 03/31/18(a)	53,501	59,765,009
3.00%, 02/28/17	26,378	29,261,379
3.13%, 10/31/16(a)	143,036	158,684,141
3.13%, 01/31/17	5,273	5,871,908
3.13%, 04/30/17(a)	182,050	203,491,849
3.25%, 06/30/16(a)	59,208	65,619,044
3.25%, 07/31/16	77,907	86,489,234
3.25%, 12/31/16(a)	42,077	47,039,981
3.25%, 03/31/17	21,105	23,685,086
3.50%, 02/15/18	51,343	59,039,828
4.00%, 02/15/15	15,438	16,950,306
4.13%, 05/15/15	6,467	7,178,500
4.25%, 08/15/15(a)	70,573	79,190,668
4.50%, 11/15/15	25,326	28,832,638
4.50%, 02/15/16	26,842	30,786,432
4.50%, 05/15/17(a)	58,445	69,334,475
4.63%, 11/15/16	30,873	36,317,454
4.63%, 02/15/17	64,859	76,812,509
4.75%, 08/15/17(a)	38,495	46,456,921
5.13%, 05/15/16(a)	45,491	53,665,279
7.50%, 11/15/16	15,601	20,328,415

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,024,343,308)		3,090,254,543

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

May 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS—41.67%

MONEY MARKET FUNDS—41.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	1,178,562,842	1,178,562,842
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(b)(c)(d)	112,403,886	112,403,886
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	8,302,059	8,302,059

		1,299,268,787

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,299,268,787)		1,299,268,787

TOTAL INVESTMENTS IN SECURITIES—140.78%
(Cost: $4,323,612,095)		4,389,523,330
Other Assets, Less Liabilities—(40.78)%		(1,271,529,762)

NET ASSETS—100.00%		$3,117,993,568

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND

May 31, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS—98.36%
U.S. Treasury Notes
1.75%, 05/15/22	$130,000	$132,021,500
2.00%, 11/15/21(a)	593,705	619,168,748
2.00%, 02/15/22(a)	38,446	40,001,524
2.13%, 08/15/21(a)	752,456	795,195,607
2.63%, 08/15/20(a)	692,496	766,669,683
2.63%, 11/15/20(a)	102,969	113,841,937
3.13%, 05/15/19(a)	125,228	143,302,499
3.13%, 05/15/21(a)	448,971	514,188,074
3.38%, 11/15/19	64,865	75,528,514
3.50%, 05/15/20(a)	354,175	416,237,331
3.63%, 08/15/19	208,424	246,081,460
3.63%, 02/15/20(a)	399,574	473,091,273
3.63%, 02/15/21(a)	486,556	577,740,852
7.88%, 02/15/21	25,711	39,669,809
8.00%, 11/15/21	26,068	41,280,493
8.13%, 08/15/19(a)	27,882	41,701,007
8.13%, 05/15/21(a)	24,067	37,868,315
8.13%, 08/15/21(a)	30,517	48,351,414
8.50%, 02/15/20	4,744	7,336,050
8.75%, 05/15/20(a)	20,457	32,274,646
8.75%, 08/15/20(a)	34,799	55,347,333

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,931,048,199)		5,216,898,069

Security	Shares	Value

SHORT-TERM INVESTMENTS—35.46%

MONEY MARKET FUNDS—35.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	1,673,134,988	1,673,134,988
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(b)(c)(d)	159,573,056	159,573,056
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	48,094,973	48,094,973

		1,880,803,017

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,880,803,017)		1,880,803,017

TOTAL INVESTMENTS IN SECURITIES—133.82%
(Cost: $6,811,851,216)		7,097,701,086
Other Assets, Less Liabilities—(33.82)%		(1,793,740,772)

NET ASSETS—100.00%		$5,303,960,314

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND

May 31, 2012

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 10-20 YEAR TREASURY BOND FUND

May 31, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS—98.92%
U.S. Treasury Bonds
5.25%, 11/15/28(a)	$18,508	$26,463,024
5.25%, 02/15/29(a)	19,193	27,512,446
5.38%, 02/15/31(a)	30,648	45,369,944
5.50%, 08/15/28	15,307	22,383,301
6.00%, 02/15/26	21,572	32,010,380
6.13%, 11/15/27	31,813	48,830,573
6.13%, 08/15/29(a)	13,043	20,471,119
6.25%, 08/15/23	36,351	53,253,562
6.25%, 05/15/30	21,677	34,755,591
6.38%, 08/15/27(a)	11,932	18,654,719
6.50%, 11/15/26	14,192	22,180,620
6.63%, 02/15/27	12,161	19,275,354
6.75%, 08/15/26(a)	9,424	14,979,142
6.88%, 08/15/25	16,090	25,434,425
7.13%, 02/15/23(a)	17,040	26,280,063
7.25%, 08/15/22(a)	15,835	24,390,328
7.50%, 11/15/24	13,088	21,385,890
7.63%, 11/15/22(a)	9,121	14,453,616
7.63%, 02/15/25	12,718	21,054,090

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $488,650,997)		519,138,187

Security	Shares	Value

SHORT-TERM INVESTMENTS—29.75%

MONEY MARKET FUNDS—29.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	139,240,149	139,240,149
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(b)(c)(d)	13,279,847	13,279,847
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	3,579,468	3,579,468

		156,099,464

TOTAL SHORT-TERM INVESTMENTS
(Cost: $156,099,464)		156,099,464

TOTAL INVESTMENTS IN SECURITIES—128.67%
(Cost: $644,750,461)		675,237,651
Other Assets, Less Liabilities—(28.67)%		(150,437,651)

NET ASSETS—100.00%		$524,800,000

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 20+ YEAR TREASURY BOND FUND

May 31, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS—99.28%
U.S. Treasury Bonds
3.00%, 05/15/42	$43,872	$46,833,040
3.13%, 11/15/41(a)	190,630	208,469,487
3.13%, 02/15/42(a)	128,014	139,963,164
3.50%, 02/15/39	135,706	159,808,510
3.75%, 08/15/41(a)	239,166	293,339,861
3.88%, 08/15/40(a)	237,628	297,679,338
4.25%, 05/15/39	161,087	214,087,567
4.25%, 11/15/40(a)	234,584	312,278,076
4.38%, 02/15/38(a)	79,454	107,182,923
4.38%, 11/15/39(a)	220,279	298,619,284
4.38%, 05/15/40	225,398	305,714,603
4.38%, 05/15/41	238,404	323,924,676
4.50%, 02/15/36(a)	44	60,597
4.50%, 05/15/38(a)	97,801	134,510,174
4.50%, 08/15/39(a)	163,936	226,321,971
4.63%, 02/15/40(a)	223,679	314,910,538
4.75%, 02/15/37(a)	22,285	31,583,072
4.75%, 02/15/41(a)	212,242	304,992,179
5.00%, 05/15/37(a)	26,528	38,919,231

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,568,912,818)		3,759,198,291

Security	Shares	Value

SHORT-TERM INVESTMENTS—35.28%

MONEY MARKET FUNDS—35.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	1,191,005,846	1,191,005,846
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(b)(c)(d)	113,590,622	113,590,622
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	31,180,792	31,180,792

		1,335,777,260

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,335,777,260)		1,335,777,260

TOTAL INVESTMENTS IN SECURITIES—134.56%
(Cost: $4,904,690,078)		5,094,975,551
Other Assets, Less Liabilities—(34.56)%		(1,308,456,251)

NET ASSETS—100.00%		$3,786,519,300

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGENCY BOND FUND

May 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—0.97%

BANKS—0.08%
Citibank N.A. (FDIC Guaranteed)
1.75%, 12/28/12(a)	$278	$280,447

		280,447
DIVERSIFIED FINANCIAL SERVICES—0.89%
Citigroup Funding Inc. (FDIC Guaranteed)
1.88%, 11/15/12	84	84,598
General Electric Capital Corp. (FDIC Guaranteed)
2.63%, 12/28/12	417	422,596
Private Export Funding Corp. (U.S. Government Guaranteed)
2.80%, 05/15/22	1,000	1,065,330
4.95%, 11/15/15	1,459	1,662,649

		3,235,173

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,415,788)		3,515,620

FOREIGN GOVERNMENT OBLIGATIONS(b)—1.14%

ISRAEL—1.14%
Israel (State of)
5.50%, 09/18/23	2,078	2,726,200
5.50%, 12/04/23	487	639,342
5.50%, 04/26/24	600	784,880

		4,150,422

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $3,716,827)		4,150,422

U.S. GOVERNMENT AGENCY OBLIGATIONS—96.11%
Federal Farm Credit Banks Funding Corp.
5.15%, 11/15/19(a)	3,889	4,852,108
Federal Home Loan Bank of Chicago
5.63%, 06/13/16	350	399,325
Federal Home Loan Banks
0.70%, 09/27/13 (Call 06/27/12)	1,000	1,000,201
0.88%, 12/27/13	510	514,321
1.38%, 05/28/14	15,000	15,291,811
2.50%, 06/13/14	3,000	3,125,716
2.75%, 12/12/14	1,830	1,931,015
2.75%, 06/08/18	100	108,063
3.13%, 12/13/13	2,430	2,530,907
3.13%, 03/11/16	4,860	5,277,810
3.13%, 12/08/17	385	422,770
3.63%, 10/18/13(a)	11,735	12,273,184
4.00%, 09/06/13	14,915	15,613,699
4.88%, 12/13/13	3,790	4,049,333
5.25%, 09/13/13	1,780	1,893,147
5.25%, 12/11/20	1,500	1,884,308

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

May 31, 2012

5.38%, 08/15/18	1,385	1,716,681
5.38%, 05/15/19(a)	485	604,189
5.50%, 08/13/14	2,500	2,777,393
5.50%, 07/15/36	2,630	3,575,567
5.75%, 06/12/26	1,000	1,335,333
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19	2,764	2,239,501
0.38%, 10/15/13	6,500	6,506,326
0.38%, 11/27/13(a)	7,000	7,005,560
0.38%, 04/28/14	250	249,994
0.50%, 10/15/13	14,200	14,240,078
0.50%, 10/18/13 (Call 10/18/12)	2,000	1,999,569
0.50%, 04/17/15(a)	13,670	13,651,340
0.63%, 12/29/14	2,500	2,506,673
0.75%, 03/28/13	250	251,073
0.75%, 10/17/14 (Call 10/17/12)	100	100,055
0.88%, 10/28/13	2,000	2,016,329
1.00%, 08/20/14	16,580	16,762,927
1.00%, 06/29/17	3,000	2,999,126
1.10%, 12/27/12	173	173,885
1.13%, 07/11/14 (Call 07/11/12)	5,050	5,054,343
1.25%, 05/12/17	4,014	4,067,143
1.38%, 02/25/14	275	279,934
1.63%, 04/15/13	25	25,304
1.70%, 11/02/16 (Call 11/02/12)	4,000	4,017,760
1.75%, 06/15/12	105	105,066
2.00%, 08/25/16	5,500	5,768,452
2.38%, 01/13/22(a)	2,340	2,408,863
2.50%, 04/23/14(a)	2,961	3,081,415
2.50%, 05/27/16	1,945	2,077,099
3.00%, 07/28/14	1,500	1,583,079
3.75%, 03/27/19	300	346,090
4.38%, 07/17/15(a)	7,278	8,124,664
4.50%, 07/15/13(a)	11,233	11,765,943
4.75%, 11/17/15	889	1,013,792
4.88%, 11/15/13	3,000	3,196,261
4.88%, 06/13/18	1,164	1,411,983
5.00%, 01/30/14	3,000	3,228,385
5.00%, 07/15/14(a)	4,000	4,385,651
5.13%, 10/18/16	1,000	1,183,056
6.25%, 07/15/32	2,470	3,696,163
6.75%, 03/15/31	561	866,713
Federal National Mortgage Association
0.00%, 06/01/17(a)	4,947	4,680,233
0.55%, 08/23/13 (Call 08/23/12)	4,000	3,991,672
0.65%, 08/28/14 (Call 08/28/12)	6,000	5,999,976
0.70%, 04/30/15 (Call 04/30/13)	4,000	3,996,328
0.75%, 02/26/13	189	189,694
0.75%, 12/19/14(a)	2,000	2,011,823
0.88%, 08/28/14	2,500	2,524,717
1.00%, 12/27/12	114	114,492
1.00%, 09/20/13 (Call 09/20/12)	4,278	4,282,492
1.00%, 09/23/13	2,000	2,018,730
1.05%, 09/03/13	4,000	4,029,386
1.05%, 09/14/15 (Call 09/14/12)	2,000	2,003,560
1.13%, 10/08/13	973	983,910
1.13%, 06/27/14	889	902,224
1.13%, 04/27/17(a)	5,700	5,744,764
1.25%, 02/27/14	167	169,585
1.30%, 07/16/13 (Call 07/16/12)	3,306	3,310,959
1.38%, 11/15/16(a)	2,500	2,556,098
1.63%, 10/26/15(a)	5,406	5,582,321
1.75%, 05/07/13	106	107,489

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

May 31, 2012

2.25%, 03/15/16	19,685	20,769,643
2.38%, 04/11/16	3,862	4,100,228
2.63%, 11/20/14(a)	2,188	2,302,230
3.00%, 09/16/14	17	17,993
3.63%, 02/12/13	97	99,265
4.38%, 10/15/15(a)	9,237	10,383,132
4.63%, 05/01/13	1,000	1,036,753
4.63%, 10/15/13	1,000	1,059,268
5.00%, 02/13/17(a)	4,417	5,238,605
5.00%, 05/11/17	4,562	5,446,311
5.38%, 07/15/16(a)	1,857	2,200,455
5.38%, 06/12/17	1,256	1,525,227
5.63%, 07/15/37	481	691,011
6.00%, 04/18/36 (Call 04/18/16)	1,167	1,353,071
6.21%, 08/06/38	487	726,195
6.63%, 11/15/30(a)	2,137	3,254,078
7.13%, 01/15/30(a)	325	513,581
7.25%, 05/15/30(a)	1,335	2,141,771
Financing Corp. (The)
10.35%, 08/03/18	1,500	2,281,457
Tennessee Valley Authority
4.50%, 04/01/18	1,216	1,440,295
4.63%, 09/15/60	511	626,515
5.25%, 09/15/39(a)	1,750	2,294,945
5.50%, 07/18/17(a)	1,000	1,221,258
5.88%, 04/01/36(a)	1,750	2,452,658
6.75%, 11/01/25	487	713,312

		348,656,186

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $339,566,953)		348,656,186

Security	Shares	Value

SHORT-TERM INVESTMENTS—29.28%

MONEY MARKET FUNDS—29.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	90,126,280	90,126,280
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	8,595,676	8,595,676
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	7,470,966	7,470,966

		106,192,922

TOTAL SHORT-TERM INVESTMENTS
(Cost: $106,192,922)		106,192,922

TOTAL INVESTMENTS IN SECURITIES—127.50%
(Cost: $452,892,490)		462,515,150
Other Assets, Less Liabilities—(27.50)%		(99,760,893)

NET ASSETS—100.00%		$362,754,257

Insured by:
FDIC	- Federal Deposit Insurance Corp.

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

May 31, 2012

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Investments are denominated in U.S. dollars.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS—1.94%

MORTGAGE-BACKED SECURITIES—1.94%
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2006-6, Class A3
5.37%, 10/10/45	$14,250	$15,337,875
Series 2006-6, Class AM
5.39%, 10/10/45	10,000	9,609,940
Series 2007-2, Class A4
5.63%, 04/10/49(a)	9,950	11,252,182
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.41%, 12/11/40(a)	17,000	18,957,018
Series 2005-PWR9, Class AAB
4.80%, 09/11/42	5,859	6,071,425
Series 2006-PW13, Class A4
5.54%, 09/11/41	12,000	13,451,333
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD, Class A4
5.32%, 12/11/49	18,000	19,776,165
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/39	15,000	16,442,346
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A3
4.58%, 06/10/48	8,691	8,906,624
GS Mortgage Securities Corp. II
Series 2007-GG10, Class A4
5.79%, 08/10/45(a)	57,000	62,150,337
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM
5.00%, 10/15/42(a)	10,000	10,608,163
Series 2007-CB20, Class A4
5.79%, 02/12/51(a)	10,000	11,447,781
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4
4.57%, 01/15/31	18,000	18,887,995
Series 2004-C4, Class A4
5.27%, 06/15/29(a)	17,000	18,251,703
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class AJ
5.49%, 07/12/46(a)	4,000	3,317,873
Series 2006-4, Class AM
5.20%, 12/12/49(a)	11,408	10,706,645
Morgan Stanley Capital I Inc.
Series 2005-HQ6, Class A4A
4.99%, 08/13/42	18,597	20,381,360
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.22%, 01/15/41(a)	15,000	15,980,430
Series 2006-C23, Class AJ
5.52%, 01/15/45(a)	5,000	4,563,052

		296,100,247

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $252,852,761)		296,100,247

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

CORPORATE BONDS & NOTES—21.89%

ADVERTISING—0.02%
Interpublic Group of Companies Inc. (The)
10.00%, 07/15/17 (Call 07/15/13)	1,200	1,344,000
Omnicom Group Inc.
3.63%, 05/01/22	615	622,377
WPP Finance 2010
4.75%, 11/21/21(b)	1,200	1,252,986

		3,219,363
AEROSPACE & DEFENSE—0.22%
Exelis Inc.
5.55%, 10/01/21(b)	300	326,622
General Dynamics Corp.
1.38%, 01/15/15(c)	1,000	1,014,430
2.25%, 07/15/16	300	312,378
3.88%, 07/15/21 (Call 04/15/21)	1,400	1,554,622
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	2,000	2,169,129
L-3 Communications Corp.
3.95%, 11/15/16	1,150	1,223,861
4.75%, 07/15/20	1,100	1,177,914
4.95%, 02/15/21 (Call 11/15/20)	300	324,059
Lockheed Martin Corp.
2.13%, 09/15/16	2,525	2,577,552
3.35%, 09/15/21	3,200	3,308,373
Series B
6.15%, 09/01/36	2,410	3,027,214
Northrop Grumman Corp.
1.85%, 11/15/15	350	354,671
3.50%, 03/15/21	2,000	2,103,480
Raytheon Co.
6.40%, 12/15/18	4,299	5,416,768
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	400	418,607
United Technologies Corp.
3.10%, 06/01/22	1,250	1,297,956
4.50%, 04/15/20	750	869,314
4.88%, 05/01/15	1,100	1,224,488
6.13%, 02/01/19	2,022	2,507,227
6.13%, 07/15/38	2,022	2,602,188

		33,810,853
AGRICULTURE—0.35%
Altria Group Inc.
4.75%, 05/05/21	3,450	3,839,530
9.70%, 11/10/18	11,444	15,766,522
Archer-Daniels-Midland Co.
4.48%, 03/01/21(c)	1,750	2,038,472
5.77%, 03/01/41	2,500	3,140,620
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	1,150	1,210,954
Lorillard Tobacco Co.
3.50%, 08/04/16	450	467,353
6.88%, 05/01/20(c)	600	714,671
7.00%, 08/04/41	550	615,567
Philip Morris International Inc.
2.50%, 05/16/16	1,500	1,576,917

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

4.13%, 05/17/21	2,500	2,785,955
4.38%, 11/15/41	2,000	2,140,666
4.50%, 03/20/42	1,000	1,086,938
5.65%, 05/16/18	1,726	2,075,994
6.88%, 03/17/14	3,800	4,212,758
Reynolds American Inc.
6.75%, 06/15/17	9,618	11,481,298

		53,154,215
AIRLINES—0.04%
American Airlines Inc. 2011-1 Pass Through Trust
Class A
5.25%, 07/31/22(c)	437	449,974
American Airlines Inc. 2011-2 Pass Through Trust
Class A
8.63%, 04/15/23(c)	485	511,927
Continental Airlines Inc. 2007-1 Pass Through Trust
Class A
4.75%, 07/12/22(c)	1,128	1,178,602
Continental Airlines Inc. 2012-1 Pass Through Trust
Class A
4.15%, 10/11/25	2,500	2,450,000
Delta Air Lines Inc. 2010-2A Pass Through Trust
Class A
4.95%, 11/23/20(c)	870	918,280

		5,508,783
APPAREL—0.00%
VF Corp.
3.50%, 09/01/21	400	426,685

		426,685
AUTO MANUFACTURERS—0.02%
Daimler Finance North America LLC
8.50%, 01/18/31	2,000	2,995,757

		2,995,757
AUTO PARTS & EQUIPMENT—0.05%
BorgWarner Inc.
4.63%, 09/15/20	2,500	2,723,156
Johnson Controls Inc.
2.60%, 12/01/16(c)	1,000	1,033,535
3.75%, 12/01/21 (Call 09/01/21)	1,000	1,057,687
4.25%, 03/01/21	1,900	2,084,499
5.70%, 03/01/41	600	718,965

		7,617,842
BANKS—4.34%
Abbey National Treasury Services PLC
4.00%, 04/27/16(c)	8,500	8,328,057
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	600	633,462
Bank of America Corp.
4.88%, 01/15/13	7,142	7,266,806
5.63%, 07/01/20	16,350	16,933,367
5.70%, 01/24/22	2,000	2,124,774
6.50%, 08/01/16	4,250	4,607,878

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

Series 1
3.75%, 07/12/16	2,500	2,469,851
Bank of America N.A.
6.00%, 10/15/36	8,601	8,419,401
Bank of Montreal
1.75%, 04/29/14	750	762,515
2.50%, 01/11/17	800	823,932
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	1,250	1,291,668
2.40%, 01/17/17 (Call 12/18/16)	2,000	2,064,701
3.55%, 09/23/21 (Call 08/23/21)	4,000	4,267,786
4.30%, 05/15/14	3,344	3,579,596
4.60%, 01/15/20(c)	4,120	4,677,010
Bank of Nova Scotia
2.05%, 10/07/15	500	511,381
2.90%, 03/29/16	6,250	6,581,296
3.40%, 01/22/15	2,250	2,372,132
4.38%, 01/13/21	1,000	1,125,479
Barclays Bank PLC
5.13%, 01/08/20	10,035	10,781,662
5.20%, 07/10/14	5,085	5,343,953
BB&T Corp.
5.20%, 12/23/15	3,011	3,302,193
5.25%, 11/01/19	1,200	1,354,437
6.85%, 04/30/19(c)	1,824	2,301,000
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	900	860,185
BNP Paribas SA
3.60%, 02/23/16	5,000	4,961,827
5.00%, 01/15/21	4,000	3,991,314
Canadian Imperial Bank of Commerce
2.35%, 12/11/15(c)	1,500	1,548,747
Capital One Financial Corp.
4.75%, 07/15/21	1,000	1,096,818
6.15%, 09/01/16(c)	10,992	12,168,742
Citigroup Inc.
3.95%, 06/15/16	4,750	4,791,008
4.45%, 01/10/17	4,750	4,905,518
4.59%, 12/15/15	5,000	5,204,297
4.75%, 05/19/15	3,250	3,377,205
5.38%, 08/09/20	4,750	5,122,640
5.50%, 02/15/17	5,000	5,130,557
6.38%, 08/12/14	10,000	10,697,034
8.13%, 07/15/39	13,214	17,457,556
Comerica Inc.
3.00%, 09/16/15	400	414,585
Credit Suisse New York
2.20%, 01/14/14	1,000	1,010,067
3.50%, 03/23/15	2,000	2,064,785
5.40%, 01/14/20	500	506,805
Deutsche Bank AG London
4.88%, 05/20/13	2,000	2,063,386
6.00%, 09/01/17	10,407	11,820,276
Export-Import Bank of Korea (The)
8.13%, 01/21/14	7,240	7,918,162
Fifth Third Bancorp
3.50%, 03/15/22	1,500	1,521,024
3.63%, 01/25/16	3,250	3,426,670
8.25%, 03/01/38	1,000	1,408,505
First Horizon National Corp.
5.38%, 12/15/15	250	262,475
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	6,950	6,844,796
5.00%, 10/01/14	33,037	34,273,654

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

5.25%, 10/15/13	200	207,045
5.38%, 03/15/20	2,010	2,034,625
5.63%, 01/15/17	2,000	2,065,842
5.75%, 01/24/22	1,500	1,529,855
6.00%, 06/15/20	6,100	6,364,030
6.15%, 04/01/18	6,750	7,061,469
6.25%, 02/01/41	6,000	5,985,148
6.75%, 10/01/37	5,618	5,344,737
HSBC Bank (USA) N.A.
4.88%, 08/24/20	3,500	3,569,776
HSBC Holdings PLC
4.00%, 03/30/22	2,000	2,040,626
5.10%, 04/05/21(c)	850	936,967
6.10%, 01/14/42	1,000	1,192,086
6.50%, 09/15/37	4,000	4,443,918
J.P. Morgan Chase & Co.
3.15%, 07/05/16	3,350	3,411,865
4.25%, 10/15/20	7,800	8,088,789
4.35%, 08/15/21	7,500	7,858,827
4.50%, 01/24/22	6,750	7,212,457
5.40%, 01/06/42	1,200	1,309,484
5.50%, 10/15/40	2,000	2,144,930
5.60%, 07/15/41	2,000	2,193,396
5.75%, 01/02/13	16,442	16,876,546
6.30%, 04/23/19	15,000	17,372,748
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	200	222,370
J.P. Morgan Chase Capital XXV
Series Y
6.80%, 10/01/37	7,410	7,410,000
KeyCorp
6.50%, 05/14/13	5,670	5,956,846
KfW
1.00%, 01/12/15	15,500	15,600,333
2.63%, 02/16/16	5,000	5,297,231
2.63%, 01/25/22	5,000	5,147,238
2.75%, 09/08/20	14,500	15,314,037
4.88%, 06/17/19	5,520	6,648,933
Series G
4.38%, 03/15/18	5,215	6,059,385
Korea Finance Corp.
4.63%, 11/16/21	1,500	1,587,681
Landwirtschaftliche Rentenbank
Series G
5.00%, 11/08/16	19,232	22,367,328
Lloyds TSB Bank PLC
4.20%, 03/28/17	800	797,525
4.88%, 01/21/16	2,000	2,047,020
6.38%, 01/21/21	2,000	2,150,117
Morgan Stanley
3.80%, 04/29/16	3,500	3,296,494
4.10%, 01/26/15	8,500	8,290,589
5.45%, 01/09/17	4,200	4,112,823
5.50%, 07/24/20	2,000	1,865,197
5.75%, 01/25/21	9,950	9,379,248
6.25%, 08/09/26	551	515,049
6.63%, 04/01/18	5,234	5,297,470
7.30%, 05/13/19	7,615	7,873,484
Northern Trust Corp.
3.38%, 08/23/21(c)	950	1,015,629
3.45%, 11/04/20	200	214,657

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

Oesterreichische Kontrollbank AG
1.38%, 01/21/14	1,500	1,510,455
PNC Funding Corp.
5.25%, 11/15/15(d)	9,135	10,056,306
5.40%, 06/10/14(d)	998	1,079,146
6.70%, 06/10/19(d)	998	1,238,854
Rabobank Nederland
4.50%, 01/11/21	3,250	3,420,386
5.25%, 05/24/41	2,100	2,275,510
Rabobank Nederland Utrecht
3.38%, 01/19/17	7,500	7,662,904
3.88%, 02/08/22	850	842,811
Royal Bank of Canada
1.13%, 01/15/14(c)	1,800	1,811,804
1.15%, 03/13/15	1,000	1,001,294
1.45%, 10/30/14	2,300	2,326,406
2.30%, 07/20/16	2,250	2,329,204
Royal Bank of Scotland Group PLC
3.25%, 01/11/14	750	749,778
4.38%, 03/16/16(c)	3,000	3,005,497
5.63%, 08/24/20	5,000	5,130,102
6.40%, 10/21/19(c)	2,100	2,189,983
State Street Corp.
2.88%, 03/07/16(c)	1,300	1,366,651
4.38%, 03/07/21(c)	600	689,046
4.96%, 03/15/18	800	836,163
SunTrust Bank
7.25%, 03/15/18	1,000	1,168,045
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	1,050	1,076,181
6.00%, 09/11/17	2,298	2,575,996
Svenska Handelsbanken AB
2.88%, 04/04/17	1,750	1,766,121
Toronto-Dominion Bank (The)
1.38%, 07/14/14	400	404,675
2.38%, 10/19/16	3,000	3,101,828
2.50%, 07/14/16	1,100	1,142,859
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	1,300	1,340,753
3.00%, 03/15/22 (Call 02/15/22)(c)	1,000	1,027,314
4.13%, 05/24/21 (Call 04/23/21)	1,000	1,117,844
UBS AG Stamford
5.88%, 12/20/17	13,234	14,444,227
US Bank N.A.
4.95%, 10/30/14	8,972	9,721,377
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	3,000	3,781,792
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	16,372	17,542,104
Wells Fargo & Co.
4.60%, 04/01/21	15,750	17,395,449
5.00%, 11/15/14(c)	19,542	20,906,985
5.63%, 12/11/17	1,750	2,038,508
Westpac Banking Corp.
3.00%, 08/04/15	2,000	2,076,695
3.00%, 12/09/15(c)	5,600	5,837,594

		662,473,472
BEVERAGES—0.51%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	200	236,805

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

Anheuser-Busch InBev Worldwide Inc.
2.88%, 02/15/16	2,000	2,119,512
4.13%, 01/15/15(c)	1,214	1,312,838
4.38%, 02/15/21(c)	2,475	2,850,481
5.38%, 01/15/20	4,015	4,832,924
7.75%, 01/15/19	7,500	9,980,601
8.00%, 11/15/39	2,000	3,200,288
8.20%, 01/15/39	750	1,216,433
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	250	251,897
Coca-Cola Co. (The)
1.50%, 11/15/15	3,500	3,577,001
1.80%, 09/01/16	400	412,090
3.15%, 11/15/20	6,950	7,439,918
3.30%, 09/01/21	850	903,619
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	450	451,338
4.50%, 09/01/21 (Call 06/01/21)	1,284	1,442,398
Diageo Finance BV
5.30%, 10/28/15	11,257	12,825,088
Diageo Investment Corp.
4.25%, 05/11/42	1,000	1,050,959
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	1,000	1,044,827
3.20%, 11/15/21 (Call 08/15/21)	1,100	1,133,501
Molson Coors Brewing Co.
3.50%, 05/01/22(c)	350	354,673
5.00%, 05/01/42	700	741,940
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	6,731	9,260,977
PepsiCo Inc.
0.75%, 03/05/15	900	897,486
0.80%, 08/25/14	900	896,674
2.50%, 05/10/16	1,400	1,471,493
3.00%, 08/25/21(c)	2,000	2,051,907
4.00%, 03/05/42	1,000	1,005,530
7.90%, 11/01/18	3,210	4,294,638

		77,257,836
BIOTECHNOLOGY—0.18%
Amgen Inc.
1.88%, 11/15/14	700	706,852
2.30%, 06/15/16	550	560,224
2.50%, 11/15/16	2,000	2,049,260
3.45%, 10/01/20	250	257,665
3.63%, 05/15/22 (Call 02/15/22)	2,000	2,032,545
5.15%, 11/15/41 (Call 05/15/41)	2,800	2,922,846
5.65%, 06/15/42 (Call 12/15/41)	3,900	4,293,256
5.70%, 02/01/19	5,080	5,993,548
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	1,600	1,720,710
Celgene Corp.
3.95%, 10/15/20	1,200	1,267,368
Gilead Sciences Inc.
2.40%, 12/01/14	100	102,778
3.05%, 12/01/16(c)	200	211,022
4.50%, 04/01/21 (Call 01/01/21)	1,200	1,318,113
5.65%, 12/01/41 (Call 06/01/41)	3,350	3,869,928
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	650	731,246

		28,037,361

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

BUILDING MATERIALS—0.05%
CRH America Inc.
6.00%, 09/30/16	6,618	7,299,371
Martin Marietta Materials Inc.
6.60%, 04/15/18	233	254,592

		7,553,963
CHEMICALS—0.35%
Air Products and Chemicals Inc.
2.00%, 08/02/16	1,500	1,538,131
3.00%, 11/03/21	1,000	1,047,688
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	800	862,856
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)(c)	790	835,975
5.25%, 11/15/41 (Call 05/15/41)	450	480,180
5.90%, 02/15/15	1,000	1,118,968
8.55%, 05/15/19	9,355	12,398,325
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16(c)	9,618	11,324,153
Eastman Chemical Co.
3.00%, 12/15/15	1,000	1,035,644
3.60%, 08/15/22 (Call 05/15/22)	1,500	1,495,999
Ecolab Inc.
2.38%, 12/08/14	150	154,295
3.00%, 12/08/16	450	473,929
5.50%, 12/08/41	1,550	1,825,122
FMC Corp.
3.95%, 02/01/22	450	478,589
Monsanto Co.
5.88%, 04/15/38	100	135,645
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,000	1,045,154
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	2,050	2,180,584
4.88%, 03/30/20(c)	2,500	2,904,266
PPG Industries Inc.
1.90%, 01/15/16	1,500	1,506,777
3.60%, 11/15/20	1,500	1,603,716
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)	1,900	1,911,107
3.00%, 09/01/21	250	264,919
4.05%, 03/15/21	4,200	4,788,734
RPM International Inc.
6.50%, 02/15/18	1,500	1,695,994
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	550	591,487
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	200	212,245

		53,910,482

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

COMMERCIAL SERVICES—0.05%
California Institute of Technology
4.70%, 11/01/2111	1,000	1,062,992
Cornell University
4.35%, 02/01/14	1,000	1,061,786
President and Fellows of Harvard College (The)
4.88%, 10/15/40	500	605,857
Western Union Co. (The)
3.65%, 08/22/18	3,250	3,538,388
Yale University
2.90%, 10/15/14	1,000	1,052,935

		7,321,958
COMPUTERS—0.35%
Dell Inc.
1.40%, 09/10/13	500	504,322
2.30%, 09/10/15	500	515,935
5.88%, 06/15/19(c)	3,010	3,569,979
Hewlett-Packard Co.
4.30%, 06/01/21	800	816,138
4.38%, 09/15/21	10,000	10,225,245
6.00%, 09/15/41	2,150	2,349,312
6.13%, 03/01/14	7,830	8,401,048
International Business Machines Corp.
0.55%, 02/06/15	1,500	1,489,973
2.90%, 11/01/21	700	733,522
5.70%, 09/14/17	19,232	23,190,822
Lexmark International Inc.
6.65%, 06/01/18(c)	1,000	1,130,427

		52,926,723
COSMETICS & PERSONAL CARE—0.10%
Colgate-Palmolive Co.
0.60%, 11/15/14	700	700,553
1.30%, 01/15/17	300	303,368
2.30%, 05/03/22(c)	1,500	1,509,218
2.95%, 11/01/20	1,600	1,706,886
Procter & Gamble Co. (The)
5.55%, 03/05/37	8,043	10,745,498

		14,965,523
DISTRIBUTION & WHOLESALE—0.01%
Arrow Electronics Inc.
5.13%, 03/01/21	1,300	1,350,464

		1,350,464
DIVERSIFIED FINANCIAL SERVICES—1.52%
Alterra Finance LLC
6.25%, 09/30/20	900	983,468
American Express Co.
4.88%, 07/15/13	11,807	12,307,013
6.80%, 09/01/66 (Call 09/01/16)(a)(c)	5,547	5,685,675
7.00%, 03/19/18	5,000	6,140,679

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

American Express Credit Corp.
Series D
5.13%, 08/25/14	100	107,890
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
7.25%, 02/01/18	7,695	9,092,164
Caterpillar Financial Services Corp.
1.05%, 03/26/15	1,500	1,504,054
1.63%, 06/01/17	1,250	1,256,269
2.05%, 08/01/16	2,000	2,063,064
6.13%, 02/17/14	5,215	5,674,920
7.15%, 02/15/19	5,505	7,202,790
Credit Suisse (USA) Inc.
7.13%, 07/15/32	14,067	18,325,721
General Electric Capital Corp.
2.10%, 01/07/14	4,000	4,058,933
2.25%, 11/09/15	8,250	8,358,719
2.95%, 05/09/16	8,750	9,039,600
3.35%, 10/17/16	5,250	5,502,719
4.63%, 01/07/21	11,800	12,887,620
4.65%, 10/17/21	1,500	1,653,162
4.80%, 05/01/13	3,000	3,111,681
4.88%, 03/04/15	200	217,303
5.88%, 01/14/38	6,500	7,348,831
Series A
6.75%, 03/15/32	9,042	10,991,700
HSBC Finance Corp.
6.68%, 01/15/21	8,862	9,518,573
Jefferies Group Inc.
6.88%, 04/15/21(c)	2,500	2,412,500
John Deere Capital Corp.
0.88%, 04/17/15	1,400	1,398,905
1.85%, 09/15/16	5,000	5,099,504
3.15%, 10/15/21	5,500	5,806,135
3.90%, 07/12/21(c)	1,500	1,679,194
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	9,618	10,544,190
Series C
5.00%, 01/15/15	24,960	25,792,739
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	1,000	1,036,466
5.25%, 01/16/18	333	352,554
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	2,100	2,097,098
3.05%, 02/15/22 (Call 11/15/21)	3,250	3,363,437
Nomura Holdings Inc.
6.70%, 03/04/20	3,000	3,308,020
ORIX Corp.
5.00%, 01/12/16(c)	1,750	1,840,115
PACCAR Financial Corp.
1.55%, 09/29/14	1,300	1,321,906
Raymond James Financial Inc.
4.25%, 04/15/16	200	207,434
5.63%, 04/01/24	500	523,945
SLM Corp.
7.25%, 01/25/22	2,000	1,950,000
Series A
5.38%, 05/15/14(c)	10,577	10,418,345
Toyota Motor Credit Corp.
1.25%, 11/17/14	2,000	2,015,166
2.00%, 09/15/16	2,000	2,037,985
3.30%, 01/12/22	1,000	1,046,122
3.40%, 09/15/21	1,200	1,268,519
4.25%, 01/11/21(c)	2,500	2,806,002

		231,358,829

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

ELECTRIC—1.56%
Alabama Power Co.
4.10%, 01/15/42	350	367,414
Series 11-C
5.20%, 06/01/41	1,500	1,846,518
Ameren Illinois Co.
6.13%, 11/15/17	600	704,571
Appalachian Power Co.
7.95%, 01/15/20(c)	5,104	6,801,215
Arizona Public Service Co.
4.50%, 04/01/42	500	528,111
5.05%, 09/01/41 (Call 03/01/41)(c)	1,450	1,649,806
Commonwealth Edison Co.
3.40%, 09/01/21 (Call 06/01/21)	4,750	5,108,897
6.45%, 01/15/38	1,000	1,386,825
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	3,052	3,985,669
Series 08-B
6.75%, 04/01/38	1,000	1,474,516
Constellation Energy Group Inc.
4.55%, 06/15/15	8,257	8,861,456
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	4,500	4,625,761
Detroit Edison Co. (The)
3.90%, 06/01/21 (Call 03/01/21)	1,300	1,422,953
Dominion Resources Inc.
Series C
5.15%, 07/15/15	20,933	23,354,916
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)(c)	1,200	1,333,791
Duke Energy Corp.
2.15%, 11/15/16	850	867,429
3.55%, 09/15/21 (Call 06/15/21)	700	745,669
Duke Energy Indiana Inc.
6.45%, 04/01/39	3,300	4,610,390
Duke Energy Ohio Inc.
5.45%, 04/01/19	5,726	6,928,590
Edison International
3.75%, 09/15/17	1,100	1,180,651
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	3,400	3,517,010
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	400	419,080
Entergy Louisiana LLC
1.88%, 12/15/14	1,000	1,007,621
Exelon Generation Co. LLC
5.35%, 01/15/14	12,668	13,442,828
FirstEnergy Corp.
Series C
7.38%, 11/15/31	7,051	8,946,119
Florida Power & Light Co.
4.13%, 02/01/42 (Call 08/02/41)	2,000	2,118,268
5.25%, 02/01/41 (Call 08/01/40)	700	872,040
5.95%, 02/01/38	4,104	5,527,413
Florida Power Corp.
3.10%, 08/15/21 (Call 05/15/21)(c)	1,250	1,297,672
6.40%, 06/15/38	1,000	1,382,425

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

FPL Group Capital Inc.
7.88%, 12/15/15	500	596,987
Georgia Power Co.
4.30%, 03/15/42	1,000	1,057,669
5.40%, 06/01/40	1,100	1,354,166
Great Plains Energy Inc.
4.85%, 06/01/21	200	221,008
5.29%, 06/15/22 (Call 03/15/22)(e)	1,000	1,080,245
Integrys Energy Group Inc.
4.17%, 11/01/20	850	901,980
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	1,800	2,041,355
Kentucky Utilities Co.
1.63%, 11/01/15	200	203,832
3.25%, 11/01/20 (Call 08/01/20)	250	264,144
5.13%, 11/01/40 (Call 05/01/40)	500	606,719
LG&E and KU Energy LLC
2.13%, 11/15/15	1,000	1,000,741
3.75%, 11/15/20	1,100	1,129,660
4.38%, 10/01/21 (Call 07/01/21)(b)	1,000	1,065,129
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	254,844
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	14,031	17,658,875
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)(c)	700	753,371
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	1,850	2,278,679
NextEra Energy Capital Holdings Inc.
2.60%, 09/01/15	1,000	1,021,865
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	3,300	3,537,795
5.45%, 09/15/20	500	568,421
5.80%, 02/01/42 (Call 08/01/41)	1,400	1,555,150
Oglethorpe Power Corp.
5.38%, 11/01/40	800	952,410
Ohio Power Co.
Series M
5.38%, 10/01/21(c)	2,000	2,351,939
Oklahoma Gas & Electric Co.
5.25%, 05/15/41 (Call 11/15/40)	1,600	1,947,943
Oncor Electric Delivery Co.
7.00%, 09/01/22	6,768	8,281,629
Pacific Gas & Electric Co.
4.50%, 12/15/41 (Call 06/15/41)	150	159,655
6.05%, 03/01/34	12,818	16,352,891
Portland General Electric Co.
6.10%, 04/15/19	1,200	1,494,294
PPL Electric Utilities Corp.
3.00%, 09/15/21	750	772,687
5.20%, 07/15/41 (Call 01/15/41)	300	366,444
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)(c)	1,100	1,139,532
Progress Energy Carolinas
3.00%, 09/15/21 (Call 06/15/21)	850	878,579
5.30%, 01/15/19	1,325	1,583,064
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	950	959,356
4.40%, 01/15/21 (Call 10/15/20)	3,200	3,584,713
PSEG Power LLC
2.75%, 09/15/16	2,400	2,436,893
4.15%, 09/15/21 (Call 06/15/21)	2,050	2,155,632

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

Public Service Co. of Colorado
4.75%, 08/15/41	200	234,596
5.13%, 06/01/19(c)	6,600	7,855,294
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,200	1,334,059
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	3,000	3,266,645
San Diego Gas & Electric Co.
3.95%, 11/15/41	2,000	2,082,643
SCANA Corp.
6.25%, 04/01/20(c)	3,300	3,934,197
Scottish Power Ltd.
5.38%, 03/15/15	300	316,010
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	200	209,575
Southern California Edison Co.
6.05%, 03/15/39	4,252	5,835,027
Southern Power Co.
5.15%, 09/15/41	3,000	3,385,442
Series D
4.88%, 07/15/15	4,915	5,347,924
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)(c)	1,200	1,321,889
UIL Holdings Corp.
4.63%, 10/01/20	800	836,222
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)(c)	450	466,266
Wisconsin Electric Power Co.
2.95%, 09/15/21	1,150	1,194,522

		238,506,231
ELECTRICAL COMPONENTS & EQUIPMENT—0.04%
Emerson Electric Co.
4.25%, 11/15/20	4,450	5,138,990
Energizer Holdings Inc.
4.70%, 05/24/22	1,000	1,042,028

		6,181,018
ELECTRONICS—0.17%
Agilent Technologies Inc.
5.50%, 09/14/15	1,000	1,124,251
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	200	205,044
Honeywell International Inc.
5.00%, 02/15/19	6,125	7,323,276
Koninklijke Philips Electronics NV
3.75%, 03/15/22	2,000	2,077,989
5.00%, 03/15/42	2,000	2,153,431
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	500	531,055
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	2,600	2,793,019
3.60%, 08/15/21 (Call 05/15/21)(c)	8,000	8,664,262
4.50%, 03/01/21	600	689,669

		25,561,996

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

ENGINEERING & CONSTRUCTION—0.02%
ABB Finance (USA) Inc.
2.88%, 05/08/22	1,250	1,244,040
Fluor Corp.
3.38%, 09/15/21	1,400	1,467,681

		2,711,721
ENTERTAINMENT—0.01%
International Game Technology
7.50%, 06/15/19	1,000	1,181,203

		1,181,203
ENVIRONMENTAL CONTROL—0.11%
Republic Services Inc.
4.75%, 05/15/23	6,500	7,152,815
5.50%, 09/15/19	500	580,185
Waste Management Inc.
7.38%, 03/11/19(c)	7,030	8,962,403

		16,695,403
FOOD—0.45%
Campbell Soup Co.
4.25%, 04/15/21(c)	2,000	2,288,801
Corn Products International Inc.
4.63%, 11/01/20	1,000	1,090,474
Delhaize Group SA
4.13%, 04/10/19(c)	1,250	1,231,249
6.50%, 06/15/17(c)	2,944	3,288,129
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	200	206,152
5.40%, 06/15/40	1,100	1,322,874
5.65%, 02/15/19	4,520	5,493,218
H.J. Heinz Co.
2.85%, 03/01/22 (Call 12/01/21)(c)	1,400	1,408,224
3.13%, 09/12/21 (Call 06/12/21)	1,400	1,450,792
Hershey Co. (The)
1.50%, 11/01/16	1,300	1,309,978
4.13%, 12/01/20	800	906,821
Kellogg Co.
1.88%, 11/17/16(c)	2,650	2,690,370
3.13%, 05/17/22	1,250	1,257,935
3.25%, 05/21/18	1,300	1,385,721
4.00%, 12/15/20	750	816,111
4.45%, 05/30/16	40	44,446
Kraft Foods Inc.
5.38%, 02/10/20	2,750	3,234,649
6.50%, 08/11/17	20,408	24,781,403
Kroger Co. (The)
3.40%, 04/15/22 (Call 01/15/22)(c)	2,000	1,978,346
5.40%, 07/15/40 (Call 01/15/40)	2,500	2,604,376
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	1,300	1,435,250
Sara Lee Corp.
2.75%, 09/15/15(c)	2,000	2,056,985
Unilever Capital Corp.
4.25%, 02/10/21	750	878,744
5.90%, 11/15/32	3,820	5,241,556

		68,402,604

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

FOREST PRODUCTS & PAPER—0.06%
Domtar Corp.
4.40%, 04/01/22	1,100	1,075,810
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	1,500	1,651,350
7.95%, 06/15/18	4,520	5,684,616
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)	300	309,119

		8,720,895
GAS—0.07%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	1,300	1,657,065
Atmos Energy Corp.
5.50%, 06/15/41 (Call 12/15/40)	975	1,183,158
Questar Corp.
2.75%, 02/01/16	150	155,192
Sempra Energy
2.00%, 03/15/14	1,000	1,019,157
6.50%, 06/01/16(c)	2,452	2,887,537
Southern California Gas Co.
5.13%, 11/15/40	2,500	3,089,116

		9,991,225
HAND & MACHINE TOOLS—0.02%
Snap-On Inc.
4.25%, 01/15/18	450	493,023
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	700	733,003
5.20%, 09/01/40	2,200	2,534,594

		3,760,620
HEALTH CARE - PRODUCTS—0.16%
Baxter International Inc.
1.85%, 01/15/17	2,100	2,140,200
Becton, Dickinson and Co.
1.75%, 11/08/16	1,600	1,631,598
3.13%, 11/08/21	500	524,806
3.25%, 11/12/20	700	736,991
5.00%, 11/12/40	500	582,790
Boston Scientific Corp.
6.00%, 01/15/20	2,500	2,964,374
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	1,500	1,506,327
6.00%, 10/15/17	1,826	2,199,291
CR Bard Inc.
2.88%, 01/15/16	400	420,467
Hospira Inc.
5.60%, 09/15/40 (Call 03/15/40)	150	156,141
Medtronic Inc.
3.00%, 03/15/15	1,100	1,163,393
4.13%, 03/15/21 (Call 12/15/20)	2,800	3,168,468
4.50%, 03/15/42 (Call 09/15/41)	2,000	2,201,682
St. Jude Medical Inc.
2.50%, 01/15/16(c)	1,000	1,034,387
3.75%, 07/15/14	1,400	1,474,041
Stryker Corp.
2.00%, 09/30/16	1,000	1,034,923

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

Zimmer Holdings Inc.
1.40%, 11/30/14	500	502,237
3.38%, 11/30/21 (Call 08/30/21)(c)	800	836,052

		24,278,168
HEALTH CARE - SERVICES—0.34%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	2,000	2,000,889
3.95%, 09/01/20	500	542,827
4.13%, 06/01/21 (Call 03/01/21)	1,300	1,429,660
6.63%, 06/15/36	2,026	2,612,659
Cigna Corp.
2.75%, 11/15/16(c)	500	512,240
4.38%, 12/15/20 (Call 09/15/20)	1,250	1,346,325
4.50%, 03/15/21 (Call 12/15/20)(c)	1,100	1,192,908
5.38%, 02/15/42 (Call 08/15/41)	1,200	1,284,453
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	550	624,741
Humana Inc.
6.45%, 06/01/16	710	806,834
Laboratory Corp. of America Holdings
4.63%, 11/15/20 (Call 08/15/20)	1,600	1,776,413
Quest Diagnostics Inc.
4.70%, 04/01/21	3,750	4,185,657
UnitedHealth Group Inc.
4.63%, 11/15/41 (Call 05/15/41)	1,300	1,388,755
4.88%, 03/15/15	13,207	14,533,096
6.88%, 02/15/38	2,000	2,750,416
WellPoint Inc.
3.13%, 05/15/22	1,000	1,003,769
4.63%, 05/15/42	1,000	1,017,448
5.25%, 01/15/16	10,043	11,282,421
5.85%, 01/15/36	1,000	1,176,001

		51,467,512
HOME FURNISHINGS—0.01%
Whirlpool Corp.
4.85%, 06/15/21(c)	1,250	1,293,392

		1,293,392
HOUSEHOLD PRODUCTS & WARES—0.04%
Church & Dwight Co. Inc.
3.35%, 12/15/15	350	367,871
Clorox Co. (The)
3.80%, 11/15/21	1,300	1,368,564
5.00%, 01/15/15	1,226	1,334,173
Kimberly-Clark Corp.
3.88%, 03/01/21	250	279,977
5.30%, 03/01/41	1,000	1,257,265
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,200	1,246,258

		5,854,108
INSURANCE—1.03%
ACE INA Holdings Inc.
2.60%, 11/23/15	100	103,705
5.70%, 02/15/17(c)	2,520	2,958,895
Aegon NV
4.75%, 06/01/13	1,200	1,236,532

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

Aflac Inc.
4.00%, 02/15/22(c)	800	832,605
8.50%, 05/15/19(c)	3,750	4,917,415
Alleghany Corp.
5.63%, 09/15/20	500	542,825
Allied World Assurance Co. Ltd.
5.50%, 11/15/20(c)	150	157,431
Allstate Corp. (The)
5.55%, 05/09/35	8,918	10,364,290
American International Group Inc.
3.65%, 01/15/14	1,900	1,932,434
4.25%, 09/15/14	7,000	7,252,039
4.88%, 09/15/16	1,000	1,053,435
5.85%, 01/16/18	4,250	4,660,152
8.18%, 05/15/68 (Call 05/15/38)(a)	4,500	4,680,000
8.25%, 08/15/18	5,104	6,154,186
Aon Corp.
3.13%, 05/27/16	1,650	1,709,869
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20(c)	500	542,327
AXA SA
8.60%, 12/15/30	1,500	1,637,061
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42	2,000	2,054,684
5.40%, 05/15/18(c)	8,500	10,041,396
Chubb Corp. (The)
6.00%, 05/11/37	3,020	3,900,868
CNA Financial Corp.
5.75%, 08/15/21	150	164,224
Genworth Financial Inc.
5.75%, 06/15/14(c)	4,717	4,787,755
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	1,000	1,096,664
Hartford Financial Services Group Inc.
5.13%, 04/15/22	1,000	1,017,320
5.38%, 03/15/17	3,020	3,209,915
6.63%, 04/15/42	1,000	1,052,014
Kemper Corp.
6.00%, 11/30/15	900	947,621
Lincoln National Corp.
4.20%, 03/15/22	2,000	1,999,850
4.85%, 06/24/21	200	210,010
7.00%, 06/15/40	1,000	1,198,784
8.75%, 07/01/19	1,000	1,274,075
Manulife Financial Corp.
3.40%, 09/17/15	100	102,500
Markel Corp.
5.35%, 06/01/21	1,200	1,285,765
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	11,682	12,989,395
MetLife Inc.
5.00%, 06/15/15	21,767	23,849,883
5.88%, 02/06/41	1,500	1,853,341
Principal Financial Group Inc.
6.05%, 10/15/36	2,005	2,278,667
8.88%, 05/15/19	1,224	1,584,836
Progressive Corp. (The)
3.75%, 08/23/21(c)	350	382,808
6.70%, 06/15/67 (Call 06/15/17)(a)	1,605	1,661,175
Prudential Financial Inc.
3.00%, 05/12/16	2,650	2,727,638
5.63%, 05/12/41	1,000	1,052,707
5.80%, 11/16/41	1,800	1,942,465
6.20%, 11/15/40	1,000	1,112,788

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

Series B
5.10%, 09/20/14	4,803	5,162,494
Series D
6.00%, 12/01/17	3,952	4,566,254
Reinsurance Group of America Inc.
5.00%, 06/01/21(c)	1,400	1,479,940
Travelers Companies Inc. (The)
3.90%, 11/01/20(c)	2,250	2,482,233
5.35%, 11/01/40	1,000	1,201,415
Willis Group Holdings PLC
5.75%, 03/15/21	1,150	1,255,013
WR Berkley Corp.
4.63%, 03/15/22	1,400	1,443,811
5.38%, 09/15/20(c)	1,000	1,079,250
XLIT Ltd.
5.75%, 10/01/21	1,300	1,440,357

		156,625,116
INTERNET—0.03%
eBay Inc.
0.88%, 10/15/13	150	150,958
1.63%, 10/15/15	400	408,234
3.25%, 10/15/20 (Call 07/15/20)(c)	1,400	1,463,056
Google Inc.
1.25%, 05/19/14	800	810,662
2.13%, 05/19/16	500	521,415
3.63%, 05/19/21	950	1,057,117

		4,411,442
IRON & STEEL—0.10%
ArcelorMittal SA
3.75%, 02/25/15	350	350,414
6.25%, 02/25/22	850	838,928
9.85%, 06/01/19	9,925	11,540,721
Cliffs Natural Resources Inc.
4.80%, 10/01/20(c)	2,000	2,086,318

		14,816,381
LODGING—0.04%
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)(c)	2,000	2,033,051
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	2,050	2,085,202
5.75%, 02/01/18	1,300	1,461,860

		5,580,113
MACHINERY—0.04%
Caterpillar Inc.
3.90%, 05/27/21	1,000	1,113,740
5.20%, 05/27/41	3,250	3,936,086
Joy Global Inc.
5.13%, 10/15/21	250	280,502
Xylem Inc.
3.55%, 09/20/16(b)	1,500	1,584,536

		6,914,864

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

MANUFACTURING—0.39%
3M Co.
1.38%, 09/29/16	2,750	2,802,905
Cooper US Inc.
3.88%, 12/15/20 (Call 09/15/20)	100	109,998
Danaher Corp.
1.30%, 06/23/14	150	151,784
2.30%, 06/23/16	150	155,791
3.90%, 06/23/21 (Call 03/23/21)	1,700	1,916,787
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	1,000	1,159,341
5.38%, 03/01/41 (Call 12/01/40)	900	1,114,962
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)(a)(c)	2,000	2,040,000
General Electric Co.
5.25%, 12/06/17	30,587	35,664,628
Harsco Corp.
2.70%, 10/15/15	700	721,618
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)(b)	1,300	1,390,337
4.88%, 09/15/41 (Call 03/15/41)(b)	800	932,659
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	1,750	2,128,999
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	500	538,075
Textron Inc.
4.63%, 09/21/16	800	848,109
5.95%, 09/21/21 (Call 06/21/21)	800	886,703
Tyco Electronics Group SA
6.55%, 10/01/17	2,800	3,359,639
Tyco International Ltd.
6.88%, 01/15/21	3,010	3,868,935

		59,791,270
MEDIA—0.92%
Comcast Corp.
5.15%, 03/01/20	4,750	5,558,504
6.45%, 03/15/37	9,618	11,842,138
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	1,000	1,055,008
5.00%, 03/01/21	1,000	1,093,975
5.20%, 03/15/20	5,000	5,527,985
6.38%, 03/01/41	3,500	3,984,966
Discovery Communications LLC
4.38%, 06/15/21(c)	1,800	1,952,999
4.95%, 05/15/42(c)	2,250	2,374,335
5.05%, 06/01/20	1,100	1,248,404
NBCUniversal Media LLC
2.88%, 04/01/16	1,500	1,563,958
4.38%, 04/01/21	5,100	5,606,973
5.95%, 04/01/41	600	713,666
News America Inc.
6.20%, 12/15/34	10,507	11,940,671
6.90%, 03/01/19	1,100	1,346,709
Scripps Networks Interactive Inc.
2.70%, 12/15/16	800	823,460
Thomson Reuters Corp.
3.95%, 09/30/21	2,000	2,148,422
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	5,190	5,388,948
6.55%, 05/01/37	9,618	11,213,674

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

6.75%, 07/01/18	4,350	5,285,711
7.50%, 04/01/14	5,250	5,803,467
8.25%, 04/01/19	2,010	2,624,064
Time Warner Inc.
4.00%, 01/15/22(c)	6,450	6,885,000
7.70%, 05/01/32	11,957	15,838,088
Viacom Inc.
1.25%, 02/27/15(c)	1,050	1,048,516
2.50%, 12/15/16(c)	1,000	1,033,893
3.50%, 04/01/17(c)	3,000	3,232,066
4.50%, 03/01/21	2,700	3,002,835
4.50%, 02/27/42(c)	2,500	2,492,568
7.88%, 07/30/30	5,043	6,710,333
Walt Disney Co. (The)
1.35%, 08/16/16	7,250	7,288,378
3.75%, 06/01/21	3,000	3,318,260
Series E
4.13%, 12/01/41	1,000	1,054,079

		141,002,053
MINING—0.53%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)(c)	2,000	2,051,165
6.15%, 08/15/20(c)	5,250	5,640,675
AngloGold Ashanti Holdings PLC
5.38%, 04/15/20	1,900	1,966,965
Barrick Gold Corp.
1.75%, 05/30/14	2,000	2,024,914
2.90%, 05/30/16	1,000	1,047,352
3.85%, 04/01/22(b)	1,000	1,026,313
Barrick North America Finance LLC
4.40%, 05/30/21	1,900	2,041,558
5.70%, 05/30/41	3,100	3,472,489
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	1,500	1,501,911
1.63%, 02/24/17	3,000	3,014,241
2.88%, 02/24/22(c)	1,750	1,763,968
3.25%, 11/21/21	3,000	3,116,563
4.13%, 02/24/42	2,000	2,036,875
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,800	1,766,149
5.88%, 04/01/35	250	270,001
6.25%, 10/01/39	3,200	3,601,951
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16(c)	850	881,127
3.75%, 09/20/21	700	746,979
5.20%, 11/02/40	800	919,181
9.00%, 05/01/19	11,235	15,475,762
Southern Copper Corp.
6.75%, 04/16/40	2,000	2,085,505
Teck Resources Ltd.
4.75%, 01/15/22 (Call 10/15/21)(c)	4,500	4,786,768
5.20%, 03/01/42	1,000	960,757
10.25%, 05/15/16 (Call 05/15/13)	6,000	6,780,000
Vale Overseas Ltd.
4.38%, 01/11/22	1,800	1,792,172
6.88%, 11/21/36(c)	8,618	9,798,852

		80,570,193

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

MULTI-NATIONAL—1.06%
African Development Bank
3.00%, 05/27/14	5,020	5,266,984
Corporacion Andina de Fomento
3.75%, 01/15/16	3,000	3,137,468
European Investment Bank
1.63%, 09/01/15	250	254,633
2.13%, 07/15/16	6,000	6,173,814
2.50%, 05/16/16	9,100	9,500,365
2.88%, 09/15/20	2,000	2,084,593
3.13%, 06/04/14	18,000	18,801,481
4.00%, 02/16/21	13,000	14,478,690
4.63%, 05/15/14(c)	48,087	51,548,086
International Bank for Reconstruction and Development
1.00%, 09/15/16	11,000	11,138,721
1.75%, 07/15/13	5,000	5,083,254
2.13%, 03/15/16	2,400	2,529,409
5.00%, 04/01/16	5,020	5,823,647
7.63%, 01/19/23	1,000	1,495,948
International Finance Corp.
1.13%, 11/23/16	12,250	12,444,688
2.75%, 04/20/15	3,000	3,189,449
Series G
3.00%, 04/22/14	3,046	3,193,850
Nordic Investment Bank
2.63%, 10/06/14	5,020	5,266,099

		161,411,179
OFFICE & BUSINESS EQUIPMENT—0.07%
Pitney Bowes Inc.
4.75%, 05/15/18(c)	1,863	1,837,295
5.25%, 01/15/37	2,100	2,058,000
Xerox Corp.
2.95%, 03/15/17	800	811,774
4.50%, 05/15/21(c)	850	873,296
6.35%, 05/15/18	5,020	5,894,831

		11,475,196
OIL & GAS—1.56%
Anadarko Petroleum Corp.
5.95%, 09/15/16	11,032	12,488,464
6.45%, 09/15/36	1,000	1,160,833
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	1,250	1,299,240
4.75%, 04/15/43 (Call 10/15/42)	2,000	2,181,175
6.00%, 01/15/37	1,000	1,262,310
BP Capital Markets PLC
2.25%, 11/01/16	4,600	4,708,678
3.13%, 10/01/15	800	842,838
3.20%, 03/11/16	500	529,386
3.25%, 05/06/22	1,000	1,019,985
3.56%, 11/01/21	800	835,194
3.63%, 05/08/14	1,626	1,700,030
3.88%, 03/10/15	1,755	1,874,153
4.74%, 03/11/21	1,500	1,700,209
4.75%, 03/10/19	2,100	2,385,643
5.25%, 11/07/13	2,500	2,649,425

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

Canadian Natural Resources Ltd.
5.70%, 05/15/17	9,618	11,278,753
Cenovus Energy Inc.
5.70%, 10/15/19	4,500	5,360,196
Chevron Corp.
3.95%, 03/03/14	4,515	4,781,366
ConocoPhillips
5.90%, 10/15/32	18,892	24,112,881
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)(c)	500	539,484
4.75%, 05/15/42 (Call 11/15/41)	1,000	1,048,011
5.60%, 07/15/41 (Call 01/15/41)	900	1,039,539
6.30%, 01/15/19	6,250	7,656,559
Encana Corp.
5.90%, 12/01/17	5,080	5,816,174
6.50%, 02/01/38	2,000	2,258,780
Ensco PLC
3.25%, 03/15/16	350	366,659
4.70%, 03/15/21	5,450	5,897,756
EOG Resources Inc.
2.50%, 02/01/16	1,500	1,560,374
4.10%, 02/01/21	1,650	1,830,012
EQT Corp.
4.88%, 11/15/21	1,900	1,949,845
Hess Corp.
5.60%, 02/15/41	4,500	4,788,895
Husky Energy Inc.
7.25%, 12/15/19	2,850	3,561,224
Marathon Oil Corp.
6.00%, 10/01/17	1,498	1,756,536
Marathon Petroleum Corp.
3.50%, 03/01/16	150	156,041
5.13%, 03/01/21	1,100	1,213,555
6.50%, 03/01/41 (Call 09/01/40)	1,700	1,872,294
Nabors Industries Inc.
9.25%, 01/15/19	1,200	1,568,920
Nexen Inc.
6.20%, 07/30/19	2,000	2,337,985
6.40%, 05/15/37	250	271,458
7.50%, 07/30/39	1,000	1,207,728
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	1,500	1,573,074
6.00%, 03/01/41 (Call 09/01/40)	1,300	1,471,534
Noble Holding International Ltd.
3.45%, 08/01/15	500	523,660
4.90%, 08/01/20	2,000	2,185,343
6.20%, 08/01/40	1,000	1,144,018
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	1,000	1,024,844
Occidental Petroleum Corp.
2.50%, 02/01/16(c)	1,000	1,051,260
3.13%, 02/15/22 (Call 11/15/21)	7,750	8,110,058
Series 1
4.10%, 02/01/21 (Call 11/01/20)	500	561,167
Petrobras International Finance Co.
2.88%, 02/06/15	3,000	3,032,628
3.50%, 02/06/17	3,000	3,031,524
3.88%, 01/27/16	5,000	5,193,267
5.38%, 01/27/21	1,500	1,600,842
5.75%, 01/20/20	7,530	8,254,125
6.75%, 01/27/41	3,250	3,745,081
7.88%, 03/15/19	2,548	3,107,591

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

Phillips 66
2.95%, 05/01/17(b)	1,400	1,430,829
4.30%, 04/01/22(b)	1,500	1,563,390
Shell International Finance BV
4.00%, 03/21/14	2,700	2,857,678
4.30%, 09/22/19	3,200	3,709,710
6.38%, 12/15/38	6,451	9,024,956
Southwestern Energy Co.
4.10%, 03/15/22(b)	1,800	1,809,920
Statoil ASA
1.80%, 11/23/16	1,000	1,019,906
5.10%, 08/17/40	1,500	1,766,724
5.25%, 04/15/19	5,000	6,002,697
Suncor Energy Inc.
6.10%, 06/01/18	1,451	1,725,200
6.50%, 06/15/38	4,520	5,540,639
6.85%, 06/01/39	1,226	1,571,364
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	2,250	2,256,446
7.75%, 06/01/19	2,500	3,108,839
Total Capital
2.30%, 03/15/16	1,000	1,033,447
4.45%, 06/24/20	5,000	5,668,723
Total Capital International
2.88%, 02/17/22	750	757,891
Transocean Inc.
4.95%, 11/15/15	250	269,272
5.05%, 12/15/16	500	544,949
6.50%, 11/15/20	1,000	1,144,601
6.80%, 03/15/38	3,000	3,457,095
Valero Energy Corp.
9.38%, 03/15/19(c)	4,070	5,364,474

		238,107,354
OIL & GAS SERVICES—0.15%
Baker Hughes Inc.
3.20%, 08/15/21	3,400	3,543,152
5.13%, 09/15/40	750	875,478
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	1,000	1,090,300
5.95%, 06/01/41 (Call 12/01/40)	500	583,595
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)(c)	1,650	1,741,624
6.15%, 09/15/19	3,750	4,662,221
Weatherford International Ltd.
9.63%, 03/01/19	8,425	11,068,492

		23,564,862
PACKAGING & CONTAINERS—0.01%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	200	217,450
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	120	126,914
5.75%, 11/01/40 (Call 05/01/40)	1,200	1,350,677

		1,695,041
PHARMACEUTICALS—0.95%
Abbott Laboratories
2.70%, 05/27/15(c)	200	211,186
4.13%, 05/27/20	1,100	1,264,738
5.13%, 04/01/19	5,039	6,082,650
5.88%, 05/15/16	8,043	9,450,234

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

AmerisourceBergen Corp.
5.88%, 09/15/15	4,507	5,160,410
AstraZeneca PLC
6.45%, 09/15/37	7,543	10,217,342
Bristol-Myers Squibb Co.
5.45%, 05/01/18	600	723,488
5.88%, 11/15/36	3,440	4,460,786
Cardinal Health Inc.
3.20%, 06/15/22	1,050	1,058,926
5.50%, 06/15/13	1,750	1,833,654
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	1,200	1,282,884
Eli Lilly and Co.
5.55%, 03/15/37	5,618	7,063,492
Express Scripts Holding Co.
2.75%, 11/21/14(b)	1,000	1,022,439
3.13%, 05/15/16	4,750	4,948,465
4.75%, 11/15/21(b)	1,000	1,105,768
6.13%, 11/15/41(b)	1,000	1,186,746
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	100	106,789
4.85%, 05/15/13	1,250	1,301,551
5.65%, 05/15/18	5,009	6,008,705
6.38%, 05/15/38	2,000	2,715,619
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	2,750	2,783,188
Johnson & Johnson
2.15%, 05/15/16	1,000	1,047,651
3.55%, 05/15/21	1,300	1,474,663
5.55%, 08/15/17	800	976,423
5.95%, 08/15/37	3,950	5,546,753
McKesson Corp.
4.75%, 03/01/21 (Call 12/01/20)	2,000	2,337,568
Medco Health Solutions Inc.
2.75%, 09/15/15	1,500	1,535,491
7.13%, 03/15/18	1,726	2,130,546
Merck & Co. Inc.
5.00%, 06/30/19	7,568	9,154,022
Novartis Capital Corp.
2.90%, 04/24/15	5,750	6,094,678
Novartis Securities Investment Ltd.
5.13%, 02/10/19	2,010	2,418,194
Pfizer Inc.
6.20%, 03/15/19	13,570	17,091,690
7.20%, 03/15/39	1,000	1,519,064
Sanofi
1.20%, 09/30/14	400	403,523
1.63%, 03/28/14	500	507,753
2.63%, 03/29/16	500	524,264
4.00%, 03/29/21	1,600	1,778,229
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	250	305,984
6.55%, 09/15/37	2,750	4,019,402
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	1,200	1,242,541
Series 2
3.65%, 11/10/21	1,100	1,149,131

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	410	431,925
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	1,050	1,062,405
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,200	1,253,597
Watson Pharmaceuticals Inc.
6.13%, 08/15/19	600	690,004
Wyeth LLC
5.50%, 02/01/14	9,218	9,946,968

		144,631,529
PIPELINES—0.58%
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	250	255,202
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	450	488,176
6.00%, 05/15/18(c)	2,500	2,873,806
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	2,300	2,374,211
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)(c)	1,900	2,020,380
5.50%, 09/15/40 (Call 03/15/40)	250	273,913
Energy Transfer Partners LP
6.50%, 02/01/42 (Call 08/01/41)	4,000	4,234,494
9.70%, 03/15/19	2,362	3,036,512
Enterprise Products Operating LLC
4.85%, 08/15/42 (Call 02/15/42)	4,000	3,988,538
Series G
5.60%, 10/15/14	17,356	19,064,577
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	10,822	12,933,447
Magellan Midstream Partners LP
4.25%, 02/01/21	2,000	2,121,897
NuStar Pipeline Operating Partnership LP
5.88%, 06/01/13	500	521,032
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	950	992,725
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	2,250	2,661,529
Plains All American Pipeline LP
5.00%, 02/01/21	2,650	2,969,963
5.15%, 06/01/42 (Call 12/01/41)	1,050	1,087,487
8.75%, 05/01/19	250	324,982
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	850	913,569
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	700	745,268
TC Pipelines LP
4.65%, 06/15/21	550	571,361
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	1,800	2,159,977
TransCanada PipeLines Ltd.
0.88%, 03/02/15	800	796,154
3.80%, 10/01/20	1,000	1,090,888
6.10%, 06/01/40	2,000	2,615,104
6.50%, 08/15/18	250	309,239
7.13%, 01/15/19	3,978	5,071,831
7.63%, 01/15/39	1,524	2,268,660
Williams Companies Inc. (The)
8.75%, 03/15/32	619	853,347

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

Williams Partners LP
4.13%, 11/15/20 (Call 08/15/20)	1,450	1,521,516
5.25%, 03/15/20	500	561,694
6.30%, 04/15/40	3,000	3,573,718
7.25%, 02/01/17	2,300	2,775,984

		88,051,181
REAL ESTATE—0.03%
Prologis LP
4.50%, 08/15/17	1,300	1,363,181
6.25%, 03/15/17	600	672,962
6.88%, 03/15/20 (Call 12/16/19)	400	476,221
7.63%, 08/15/14(c)	2,100	2,326,202

		4,838,566
REAL ESTATE INVESTMENT TRUSTS—0.32%
American Tower Corp.
4.50%, 01/15/18	2,750	2,879,073
4.63%, 04/01/15	1,000	1,056,269
4.70%, 03/15/22	1,000	1,025,145
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)	450	479,417
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	300	313,293
Digital Realty Trust LP
5.25%, 03/15/21	1,500	1,599,829
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	6,500	7,127,689
HCP Inc.
2.70%, 02/01/14	400	405,104
3.75%, 02/01/16	200	207,134
5.38%, 02/01/21 (Call 12/01/20)	5,650	6,299,622
Health Care REIT Inc.
3.63%, 03/15/16	200	203,932
4.13%, 04/01/19 (Call 01/01/19)	1,600	1,628,096
4.95%, 01/15/21 (Call 10/15/20)	1,200	1,261,778
6.50%, 03/15/41 (Call 09/15/40)	1,000	1,093,981
Healthcare Realty Trust Inc.
5.75%, 01/15/21	500	530,268
Kilroy Realty LP
4.80%, 07/15/18	1,000	1,055,778
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)(c)	1,000	1,057,704
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	700	721,181
Simon Property Group LP
4.75%, 03/15/42 (Call 09/15/41)	1,500	1,507,497
5.10%, 06/15/15	9,618	10,506,894
5.65%, 02/01/20 (Call 11/01/19)	3,100	3,635,751
UDR Inc.
4.25%, 06/01/18	550	582,211
Series 0001
4.63%, 01/10/22 (Call 10/10/21)(c)	1,500	1,580,914
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	750	763,018
4.25%, 03/01/22	200	201,087
4.75%, 06/01/21 (Call 03/01/21)	500	523,085
Vornado Realty Trust
5.00%, 01/15/22	500	520,083

		48,765,833

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

RETAIL—0.77%
Advance Auto Parts Inc.
4.50%, 01/15/22	250	266,465
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	500	519,286
Best Buy Co. Inc.
3.75%, 03/15/16(c)	150	143,625
5.50%, 03/15/21 (Call 12/15/20)(c)	400	371,000
CVS Caremark Corp.
4.75%, 05/18/20 (Call 12/18/19)	1,100	1,266,520
6.13%, 09/15/39	5,270	6,494,661
Darden Restaurants Inc.
4.50%, 10/15/21	2,300	2,429,483
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	3,200	3,264,000
Home Depot Inc. (The)
5.40%, 03/01/16	8,962	10,330,722
5.95%, 04/01/41 (Call 10/01/40)	1,500	1,922,064
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	300	312,415
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	4,100	4,100,857
3.75%, 04/15/21 (Call 01/15/21)	2,000	2,139,823
3.80%, 11/15/21 (Call 08/15/21)	650	700,764
5.13%, 11/15/41	800	899,814
5.80%, 04/15/40 (Call 10/15/39)	2,000	2,404,057
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	5,600	6,451,869
6.38%, 03/15/37	1,400	1,690,276
McDonald’s Corp.
2.63%, 01/15/22	1,200	1,219,898
3.63%, 05/20/21	2,000	2,216,992
3.70%, 02/15/42	4,000	3,987,005
5.35%, 03/01/18	3,052	3,665,161
5.80%, 10/15/17	200	243,413
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)(c)	1,800	2,011,461
4.75%, 05/01/20(c)	1,100	1,275,845
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	1,100	1,194,586
Target Corp.
2.90%, 01/15/22(c)	1,500	1,534,138
7.00%, 01/15/38	7,232	10,292,090
TJX Companies Inc. (The)
6.95%, 04/15/19	100	129,174
Wal-Mart Stores Inc.
2.80%, 04/15/16(c)	11,250	12,008,129
4.55%, 05/01/13	10,932	11,350,004
6.50%, 08/15/37	11,722	16,074,830
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	1,300	1,376,101
3.88%, 11/01/20 (Call 08/01/20)	900	962,980
5.30%, 09/15/19	1,500	1,747,726

		116,997,234

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

SAVINGS & LOANS—0.01%
First Niagara Financial Group Inc.
7.25%, 12/15/21(c)	1,000	1,114,326
Santander Holdings USA Inc.
4.63%, 04/19/16	550	537,650

		1,651,976
SEMICONDUCTORS—0.12%
Analog Devices Inc.
3.00%, 04/15/16	150	158,895
Applied Materials Inc.
2.65%, 06/15/16	250	259,525
4.30%, 06/15/21	800	896,558
5.85%, 06/15/41	750	910,694
Broadcom Corp.
2.38%, 11/01/15	150	156,279
2.70%, 11/01/18	300	312,208
Intel Corp.
1.95%, 10/01/16	950	984,465
3.30%, 10/01/21	9,100	9,694,253
4.80%, 10/01/41	800	899,750
Texas Instruments Inc.
1.38%, 05/15/14	2,750	2,787,733
2.38%, 05/16/16	700	735,298

		17,795,658
SOFTWARE—0.18%
BMC Software Inc.
4.25%, 02/15/22	200	205,104
Fiserv Inc.
3.13%, 06/15/16	125	128,126
4.75%, 06/15/21	1,000	1,073,629
Intuit Inc.
5.75%, 03/15/17	1,000	1,150,000
Microsoft Corp.
0.88%, 09/27/13	1,000	1,006,157
4.00%, 02/08/21	3,750	4,335,327
4.20%, 06/01/19	3,010	3,515,340
4.50%, 10/01/40	700	798,039
Oracle Corp.
5.25%, 01/15/16	9,657	11,079,716
5.38%, 07/15/40	4,000	4,870,938

		28,162,376
TELECOMMUNICATIONS—1.44%
America Movil SAB de CV
2.38%, 09/08/16	700	706,227
5.00%, 03/30/20	5,250	5,849,529
6.13%, 03/30/40	2,150	2,559,453
AT&T Inc.
2.40%, 08/15/16	10,000	10,398,418
2.95%, 05/15/16	2,000	2,123,605
3.88%, 08/15/21	7,000	7,665,911
4.45%, 05/15/21	2,700	3,078,110
5.35%, 09/01/40	4,000	4,507,133
5.55%, 08/15/41(c)	5,750	6,727,671

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

BellSouth Corp.
6.00%, 11/15/34	20,292	22,664,460
British Telecommunications PLC
9.63%, 12/15/30	2,540	3,859,609
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	12,168	13,049,616
CenturyLink Inc.
7.65%, 03/15/42	1,500	1,421,323
Cisco Systems Inc.
4.45%, 01/15/20	6,050	6,986,303
5.90%, 02/15/39	6,230	7,899,113
Corning Inc.
4.75%, 03/15/42	1,500	1,556,541
Deutsche Telekom International Finance BV
8.75%, 06/15/30	6,618	9,136,195
Embarq Corp.
7.08%, 06/01/16(c)	5,532	6,305,461
8.00%, 06/01/36	500	512,271
France Telecom SA
2.75%, 09/14/16	8,000	8,090,261
4.38%, 07/08/14(c)	2,026	2,136,696
5.38%, 07/08/19	1,626	1,840,165
8.50%, 03/01/31	1,400	1,914,126
GTE Corp.
6.84%, 04/15/18	500	611,071
Harris Corp.
4.40%, 12/15/20	1,950	2,051,976
5.00%, 10/01/15	600	659,735
Juniper Networks Inc.
3.10%, 03/15/16	50	52,051
4.60%, 03/15/21(c)	950	1,029,888
5.95%, 03/15/41	150	173,694
Motorola Solutions Inc.
3.75%, 05/15/22	1,000	995,831
Qwest Corp.
6.75%, 12/01/21	5,000	5,602,889
Rogers Communications Inc.
6.80%, 08/15/18	3,200	3,981,989
Telecom Italia Capital SA
5.25%, 11/15/13	350	346,500
7.72%, 06/04/38	6,148	5,425,610
Telefonica Emisiones SAU
3.99%, 02/16/16	3,350	3,079,842
4.95%, 01/15/15	1,105	1,063,369
5.13%, 04/27/20	3,000	2,642,554
5.46%, 02/16/21	4,300	3,827,126
7.05%, 06/20/36	2,024	1,776,623
Verizon Communications Inc.
1.25%, 11/03/14	3,400	3,414,787
1.95%, 03/28/14	1,000	1,020,101
2.00%, 11/01/16	4,000	4,097,152
3.00%, 04/01/16(c)	500	531,477
4.60%, 04/01/21	500	575,875
6.00%, 04/01/41	1,250	1,577,778
7.75%, 12/01/30	18,642	26,289,626
Virgin Media Secured Finance PLC
5.25%, 01/15/21	200	219,900
Vodafone Group PLC
5.63%, 02/27/17	15,407	18,056,315

		220,091,956

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

TEXTILES—0.00%
Cintas Corp. No. 2
2.85%, 06/01/16	650	668,094

		668,094
TOYS, GAMES & HOBBIES—0.01%
Mattel Inc.
2.50%, 11/01/16	150	153,984
4.35%, 10/01/20	400	426,446
5.45%, 11/01/41	350	383,415

		963,845
TRANSPORTATION—0.32%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	3,600	4,127,419
6.15%, 05/01/37	4,803	6,026,581
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	950	983,738
5.55%, 03/01/19	3,600	4,370,010
Canadian Pacific Railway Co.
7.13%, 10/15/31	2,250	2,816,729
CSX Corp.
6.00%, 10/01/36	6,507	7,759,258
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	1,500	1,517,769
3.25%, 12/01/21 (Call 09/01/21)	2,000	2,069,457
4.84%, 10/01/41	5,407	5,918,788
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	1,300	1,313,341
3.50%, 06/01/17	700	727,011
3.60%, 03/01/16	1,000	1,051,194
Union Pacific Corp.
4.00%, 02/01/21 (Call 11/01/20)(c)	2,250	2,458,172
4.75%, 09/15/41 (Call 03/15/41)	1,000	1,071,375
6.15%, 05/01/37	250	318,128
United Parcel Service Inc.
3.13%, 01/15/21	3,000	3,221,570
5.13%, 04/01/19	200	242,853
6.20%, 01/15/38	1,826	2,532,884

		48,526,277
TRUCKING & LEASING—0.01%
GATX Corp.
3.50%, 07/15/16	1,000	1,028,214
4.85%, 06/01/21	600	637,273

		1,665,487
WATER—0.00%
Veolia Environnement SA
5.25%, 06/03/13	200	206,911

		206,911

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,072,325,540)		3,337,478,192

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

FOREIGN AGENCY OBLIGATIONS(f)—0.89%

CANADA—0.48%
British Columbia (Province of)
2.10%, 05/18/16	3,000	3,148,678
2.65%, 09/22/21	2,000	2,114,068
Export Development Canada
1.50%, 05/15/14(c)	3,000	3,063,290
Hydro-Quebec
2.00%, 06/30/16(c)	14,500	15,028,782
Manitoba (Province of)
1.38%, 04/28/14	3,000	3,052,088
Ontario (Province of)
1.38%, 01/27/14	3,000	3,038,292
2.30%, 05/10/16(c)	11,250	11,750,984
2.70%, 06/16/15	5,000	5,264,710
2.95%, 02/05/15	950	1,002,837
3.00%, 07/16/18	3,000	3,236,109
3.15%, 12/15/17	3,000	3,265,211
4.10%, 06/16/14	5,094	5,442,514
Quebec (Province of)
7.50%, 09/15/29	8,977	14,171,420

		73,578,983
JAPAN—0.01%
Japan Finance Corp.
2.50%, 05/18/16	1,100	1,161,455

		1,161,455
MEXICO—0.12%
Pemex Project Funding Master Trust
5.75%, 03/01/18	5,020	5,584,750
Petroleos Mexicanos
6.50%, 06/02/41	6,000	6,704,999
8.00%, 05/03/19	5,020	6,275,000

		18,564,749
PHILIPPINES—0.18%
Asian Development Bank
1.63%, 07/15/13	3,000	3,041,676
2.50%, 03/15/16	10,500	11,192,397
2.63%, 02/09/15	5,020	5,294,062
2.75%, 05/21/14(c)	7,383	7,722,515

		27,250,650
SUPRANATIONAL—0.10%
Inter-American Development Bank
1.38%, 10/18/16	5,000	5,131,344
2.25%, 07/15/15	1,500	1,577,156
3.88%, 10/28/41	3,000	3,322,232
Series E
3.88%, 09/17/19	5,000	5,858,183

		15,888,915

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $129,030,030)		136,444,752

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

FOREIGN GOVERNMENT OBLIGATIONS(f)—1.08%

BRAZIL—0.28%
Brazil (Federative Republic of)
4.88%, 01/22/21(c)	4,000	4,546,000
5.88%, 01/15/19	2,010	2,388,885
7.13%, 01/20/37	12,342	17,062,815
8.00%, 01/15/18	11,291	13,267,316
10.13%, 05/15/27	3,400	5,695,000

		42,960,016
CANADA—0.01%
Canada (Government of)
2.38%, 09/10/14	1,000	1,044,846

		1,044,846
CHILE—0.02%
Chile (Republic of)
3.25%, 09/14/21(c)	3,000	3,146,730

		3,146,730
COLOMBIA—0.11%
Colombia (Republic of)
4.38%, 07/12/21(c)	4,200	4,578,000
6.13%, 01/18/41	2,000	2,480,000
7.38%, 01/27/17	1,500	1,845,000
7.38%, 03/18/19	2,000	2,550,000
7.38%, 09/18/37	2,500	3,500,000
8.25%, 12/22/14	1,000	1,165,000

		16,118,000
ISRAEL—0.02%
Israel (State of)
5.13%, 03/26/19(c)	3,000	3,390,000

		3,390,000
ITALY—0.16%
Italy (Republic of)
5.25%, 09/20/16	24,042	24,148,393

		24,148,393
MEXICO—0.18%
United Mexican States
5.13%, 01/15/20	4,250	4,851,375
5.63%, 01/15/17	9,454	10,801,196
6.75%, 09/27/34	9,618	12,647,670

		28,300,241
PANAMA—0.07%
Panama (Republic of)
6.70%, 01/26/36	5,000	6,550,000
7.25%, 03/15/15(c)	3,000	3,465,000

		10,015,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

PERU—0.07%
Peru (Republic of)
6.55%, 03/14/37	2,000	2,600,000
7.13%, 03/30/19	6,305	8,007,350

		10,607,350
POLAND—0.10%
Poland (Republic of)
3.88%, 07/16/15	5,000	5,175,000
5.00%, 03/23/22	6,800	7,076,080
6.38%, 07/15/19	3,000	3,450,000

		15,701,080
SOUTH AFRICA—0.04%
South Africa (Republic of)
5.50%, 03/09/20	3,000	3,345,000
6.25%, 03/08/41	2,000	2,342,500

		5,687,500
SOUTH KOREA—0.02%
Korea (Republic of)
7.13%, 04/16/19	3,000	3,793,200

		3,793,200

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $152,443,613)		164,912,356

MUNICIPAL DEBT OBLIGATIONS—0.91%

CALIFORNIA—0.32%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
Series S1
7.04%, 04/01/50	2,500	3,554,300
County of Sonoma RB Miscellaneous Revenue
Series A
6.00%, 12/01/29 (GTD)	2,000	2,265,080
East Bay Municipal Utility District RB Water Revenue BAB
5.87%, 06/01/40	4,000	5,354,320
Los Angeles Community College District GO BAB
6.75%, 08/01/49	2,000	2,688,240
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
5.74%, 06/01/39	815	1,014,251
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
Series A
5.72%, 07/01/39	1,000	1,262,440
Series D
6.57%, 07/01/45	1,600	2,335,760
Los Angeles Department of Water & Power RB Water Revenue BAB
Series A
6.60%, 07/01/50	325	476,460
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	1,000	1,196,930
6.76%, 07/01/34	1,250	1,655,975

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

Orange County Local Transportation Authority RB Sales Tax Revenue
Series A
6.91%, 02/15/41	650	901,264
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	2,500	3,063,450
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	925	1,139,498
State of California GO
5.95%, 04/01/16	7,127	8,208,879
State of California GO BAB
7.30%, 10/01/39	7,000	8,725,570
7.55%, 04/01/39	1,000	1,291,420
7.70%, 11/01/30 (Call 11/01/20)	500	594,220
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	1,000	1,222,400
5.95%, 05/15/45	900	1,095,795
University of California Regents RB Health Hospital Nursing Home Revenue BAB
Series F
6.58%, 05/15/49	1,000	1,305,190

		49,351,442
COLORADO—0.00%
Regional Transportation District RB Sales Tax Revenue BAB
Series B
5.84%, 11/01/50	500	694,130

		694,130
CONNECTICUT—0.01%
State of Connecticut GO
Series A
5.85%, 03/15/32	1,500	1,882,635

		1,882,635
GEORGIA—0.02%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project J, Series 2010A
6.64%, 04/01/57	1,000	1,165,380
Project M, Series 2010A
6.66%, 04/01/57	750	863,370
Project P, Series 2010A
7.06%, 04/01/57	300	327,600

		2,356,350
ILLINOIS—0.13%
Chicago Board of Education GO
Series 2010C
6.32%, 11/01/29	500	581,275
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	2,000	2,428,080
City of Chicago GO
7.78%, 01/01/35	400	519,244
City of Chicago RB Port Airport & Marina Revenue BAB
6.40%, 01/01/40	500	643,840
City of Chicago RB Water Revenue BAB
6.74%, 11/01/40	300	408,978
State of Illinois GO
4.42%, 01/01/15	1,250	1,318,075
5.10%, 06/01/33	9,233	8,715,767
5.37%, 03/01/17	2,500	2,752,100
5.88%, 03/01/19	2,450	2,736,601

		20,103,960

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

INDIANA—0.01%
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue BAB
Series B-2
6.12%, 01/15/40	1,000	1,309,420

		1,309,420
MARYLAND—0.01%
Maryland State Transportation Authority RB Transit Revenue BAB
5.89%, 07/01/43	1,500	1,988,625

		1,988,625
MASSACHUSETTS—0.02%
Commonwealth of Massachusetts GO BAB
5.46%, 12/01/39	1,000	1,264,550
Series E
4.20%, 12/01/21	400	455,276
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.73%, 06/01/40	400	534,804

		2,254,630
MISSISSIPPI—0.01%
State of Mississippi GO
5.25%, 11/01/34	1,000	1,193,200

		1,193,200
MISSOURI—0.01%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls BAB
5.45%, 05/01/33	1,050	1,290,146

		1,290,146
NEW JERSEY—0.08%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/19 (AGM)	500	389,400
0.00%, 02/15/21 (AGM)	1,000	685,120
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	1,500	1,967,985
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	3,044	4,464,178
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	1,660	1,976,064
6.10%, 12/15/28 (Call 12/15/20)	1,000	1,132,750
Rutgers - State University of New Jersey RB College & University Revenue BAB
5.67%, 05/01/40 (GOI)	900	1,151,100

		11,766,597

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

NEW YORK—0.11%
City of New York GO BAB
5.52%, 10/01/37	1,000	1,217,320
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	790	1,177,479
Series C-1
6.69%, 11/15/40	1,000	1,308,910
Series E
6.81%, 11/15/40	500	649,870
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	2,645	3,369,439
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	1,000	1,237,960
New York State Dormitory Authority RB Income Tax Revenue BAB
5.60%, 03/15/40	1,500	1,859,355
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	940	1,155,871
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.93%, 10/01/51 (GOI)	2,000	2,278,600
5.65%, 11/01/40 (GOI)	1,205	1,527,772
State of New York GO BAB
5.97%, 03/01/36	1,250	1,578,825

		17,361,401
OHIO—0.03%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
5.94%, 02/15/47	1,300	1,594,814
Series E
6.27%, 02/15/50	1,200	1,400,028
Northeast Ohio Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40 (Call 11/15/20)	900	1,024,578
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	535	644,605

		4,664,025
PENNSYLVANIA—0.03%
Commonwealth of Pennsylvania GO BAB
Series B
4.65%, 02/15/26	2,500	2,896,525
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.51%, 12/01/45	1,000	1,163,580

		4,060,105
PUERTO RICO—0.01%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
3.67%, 05/01/14	1,300	1,324,700

		1,324,700
TEXAS—0.10%
City of San Antonio RB Electric Power & Light Revenues
Series C
5.99%, 02/01/39	1,000	1,357,820
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
4.92%, 12/01/41	1,285	1,538,518
5.02%, 12/01/48	500	619,330

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

Dallas Convention Center Hotel Development Corp. RB Hotel Occupancy Tax BAB
7.09%, 01/01/42	700	841,603
State of Texas GO BAB
Series A
4.63%, 04/01/33	1,200	1,362,960
4.68%, 04/01/40	2,000	2,301,460
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.18%, 04/01/30	5,000	6,125,550
University of Texas System Board of Regents RB College & University Revenue BAB
Series C
4.79%, 08/15/46	1,500	1,824,705

		15,971,946
UTAH—0.00%
State of Utah GO BAB
Series B
3.54%, 07/01/25	500	555,240

		555,240
WASHINGTON—0.01%
State of Washington GO BAB
5.14%, 08/01/40	1,000	1,236,230

		1,236,230

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $119,688,754)		139,364,782

U.S. GOVERNMENT & AGENCY OBLIGATIONS—71.71%

MORTGAGE-BACKED SECURITIES—30.56%
Federal Home Loan Mortgage Corp.
2.65%, 01/01/42(a)	5,321	5,558,117
2.95%, 09/01/41(a)	8,931	9,348,375
2.99%, 11/01/40(a)	17,090	17,855,008
3.00%, 01/01/27	18,468	19,309,001
3.00%, 03/01/27	15,124	15,817,182
3.00%, 06/01/27(g)	25,924	27,078,428
3.00%, 05/01/42(a)	3,987	4,175,675
3.14%, 11/01/40(a)	9,353	9,805,882
3.26%, 08/01/41(a)	7,038	7,383,419
3.36%, 11/01/40(a)	11,057	11,638,096
3.46%, 11/01/41(a)	21,739	22,928,500
3.50%, 11/01/25	28,498	29,966,148
3.50%, 03/01/26	19,401	20,415,506
3.50%, 06/01/26	5,531	5,820,591
3.50%, 06/01/27(g)	3,377	3,546,378
3.50%, 03/01/32	6,458	6,841,476
3.50%, 02/01/42	21,317	22,356,057
3.50%, 03/01/42	6,969	7,308,460
3.50%, 06/01/42	30,000	31,456,877
3.50%, 06/01/42(g)	7,714	8,079,210
4.00%, 05/01/25	3,932	4,146,661
4.00%, 10/01/25	22,754	23,996,621
4.00%, 02/01/26	10,571	11,154,257
4.00%, 05/01/26	13,019	13,736,828
4.00%, 06/01/27(g)	4,937	5,202,364
4.00%, 01/01/41	59,625	63,381,399
4.00%, 02/01/41	14,973	15,916,794
4.00%, 03/01/41	13,413	14,257,615

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

4.00%, 09/01/41	21,739	23,108,717
4.00%, 11/01/41	5,848	6,216,838
4.00%, 12/01/41	3,561	3,785,409
4.00%, 01/01/42	10,837	11,520,092
4.00%, 02/01/42	13,808	14,703,923
4.00%, 03/01/42	4,487	4,777,770
4.00%, 06/01/42(g)	12,757	13,532,386
4.50%, 04/01/22	14,071	15,017,024
4.50%, 05/01/23	8,036	8,567,664
4.50%, 07/01/24	6,510	6,923,654
4.50%, 08/01/24	1,435	1,526,346
4.50%, 09/01/24	3,685	3,919,356
4.50%, 10/01/24	3,748	3,985,435
4.50%, 06/01/27(g)	1,237	1,313,153
4.50%, 08/01/30	23,512	25,104,952
4.50%, 03/01/39	3,809	4,064,397
4.50%, 05/01/39	19,262	20,555,140
4.50%, 06/01/39	19,794	21,123,841
4.50%, 09/01/39	7,797	8,319,928
4.50%, 10/01/39	30,175	32,202,033
4.50%, 11/01/39	6,949	7,416,227
4.50%, 12/01/39	17,940	19,145,560
4.50%, 01/01/40	7,759	8,287,063
4.50%, 08/01/40	26,715	28,559,646
4.50%, 11/01/40	37,478	40,065,026
4.50%, 02/01/41	34,918	37,394,266
4.50%, 05/01/41	24,236	25,908,863
4.50%, 06/01/42(g)	11,790	12,589,509
4.98%, 12/01/38(a)	12,943	13,790,102
5.00%, 12/01/24	20,085	21,618,718
5.00%, 08/01/25	14,788	16,047,510
5.00%, 06/01/26	3,534	3,793,916
5.00%, 06/01/27(g)	1,544	1,655,216
5.00%, 06/01/33	5,752	6,216,849
5.00%, 12/01/33	21,182	22,893,509
5.00%, 07/01/35	25,534	27,555,475
5.00%, 01/01/36	19,595	21,121,978
5.00%, 01/01/37	1,733	1,868,052
5.00%, 02/01/37	1,414	1,524,107
5.00%, 03/01/38	60,140	64,658,719
5.00%, 08/01/40	7,180	7,785,617
5.00%, 09/01/40	26,225	28,438,584
5.00%, 08/01/41	6,164	6,692,621
5.00%, 06/01/42(g)	13,016	14,014,571
5.50%, 10/01/23	5,162	5,566,523
5.50%, 02/01/34	20,824	22,787,276
5.50%, 05/01/35	16,106	17,557,960
5.50%, 06/01/35	10,658	11,619,095
5.50%, 05/01/36	17,082	18,536,575
5.50%, 07/01/36	34,470	37,404,577
5.50%, 03/01/38	22,430	24,342,722
5.50%, 04/01/38	6,011	6,523,080
5.50%, 11/01/39	12,393	13,451,116
5.50%, 06/01/42(g)	6,446	7,008,011
6.00%, 10/01/36	8,646	9,643,028
6.00%, 02/01/37	11,913	13,087,850
6.00%, 11/01/37	50,405	55,394,559
6.00%, 09/01/38	926	1,017,357
6.00%, 06/01/42(g)	8,371	9,208,100
Federal National Mortgage Association
2.12%, 02/01/36(a)	8,057	8,421,512
2.46%, 02/01/42(a)	4,584	4,774,596
2.75%, 08/01/41(a)	9,700	10,131,288

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

2.88%, 10/01/41(a)	9,087	9,521,999
3.00%, 01/01/27	29,197	30,588,207
3.00%, 03/01/27	19,643	20,583,178
3.00%, 06/01/27(g)	38,852	40,661,046
3.00%, 06/01/42(g)	7,000	7,216,563
3.50%, 01/01/26	12,768	13,494,342
3.50%, 02/01/26	23,572	24,913,360
3.50%, 04/01/26	10,814	11,429,353
3.50%, 08/01/26	10,893	11,513,296
3.50%, 10/01/26	11,936	12,615,673
3.50%, 02/01/27	11,700	12,364,092
3.50%, 06/01/27(g)	10,030	10,583,217
3.50%, 01/01/32	11,212	11,873,385
3.50%, 09/01/40	8,993	9,447,348
3.50%, 11/01/40	10,299	10,819,617
3.50%, 12/01/40	4,532	4,760,697
3.50%, 03/01/41	20,048	21,062,711
3.50%, 12/01/41	6,852	7,200,102
3.50%, 01/01/42	2,753	2,892,890
3.50%, 03/01/42	13,432	14,116,211
3.50%, 06/01/42(g)	71,114	74,636,365
3.60%, 05/01/40(a)	12,110	12,781,647
4.00%, 10/01/25	45,334	48,144,204
4.00%, 11/01/25	3,958	4,200,484
4.00%, 03/01/26	8,103	8,615,552
4.00%, 06/01/26	8,169	8,685,972
4.00%, 09/01/26	4,811	5,114,973
4.00%, 06/01/27(g)	9,573	10,159,346
4.00%, 12/01/30	14,293	15,384,035
4.00%, 01/01/31	4,351	4,686,283
4.00%, 02/01/31	4,313	4,645,797
4.00%, 10/01/31	14,853	15,999,232
4.00%, 02/01/32	16,336	17,596,898
4.00%, 12/01/39	725	772,012
4.00%, 07/01/40	72,634	77,317,995
4.00%, 09/01/40	29,874	31,825,813
4.00%, 12/01/40	55,656	59,291,733
4.00%, 09/01/41	13,287	14,164,137
4.00%, 10/01/41	14,314	15,258,740
4.00%, 11/01/41	30,316	32,316,999
4.00%, 12/01/41	23,857	25,431,706
4.00%, 02/01/42	19,740	21,080,341
4.00%, 03/01/42	18,902	20,185,926
4.00%, 06/01/42(g)	22,792	24,262,796
4.50%, 09/01/18	11,810	12,649,922
4.50%, 10/01/24	15,560	16,662,909
4.50%, 02/01/25	2,801	3,001,762
4.50%, 04/01/25	2,972	3,184,248
4.50%, 06/01/25	17,143	18,368,862
4.50%, 06/01/27(g)	2,262	2,422,814
4.50%, 08/01/31	13,131	14,091,469
4.50%, 03/01/36	9,530	10,216,448
4.50%, 09/01/39	35,767	38,336,750
4.50%, 12/01/39	14,358	15,389,153
4.50%, 08/01/40	96,529	103,604,340
4.50%, 09/01/40	47,749	51,249,341
4.50%, 01/01/41	47,638	51,130,389
4.50%, 04/01/41	9,445	10,155,944
4.50%, 05/01/41	24,827	26,664,292
4.50%, 06/01/41	9,178	9,868,614
4.50%, 08/01/41	30,625	32,931,038
4.50%, 09/01/41	15,192	16,335,920
4.50%, 06/01/42(g)	19,031	20,413,721

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

4.74%, 04/01/38(a)	10,183	10,969,194
5.00%, 08/01/20	16,236	17,510,656
5.00%, 07/01/23	6,607	7,123,107
5.00%, 12/01/23	7,490	8,096,611
5.00%, 06/01/27(g)	3,133	3,381,682
5.00%, 06/01/28	3,501	3,788,987
5.00%, 11/01/33	44,682	48,426,857
5.00%, 04/01/35	28,234	30,583,576
5.00%, 07/01/35	2,858	3,095,363
5.00%, 02/01/36	36,499	39,503,416
5.00%, 06/01/39	56,368	60,974,441
5.00%, 03/01/40	22,592	24,630,501
5.00%, 05/01/41	37,698	41,154,988
5.00%, 06/01/41	19,495	21,190,399
5.00%, 08/01/41	10,230	11,168,736
5.50%, 12/01/19	8,539	9,274,555
5.50%, 01/01/24	20,919	22,705,823
5.50%, 06/01/27(g)	2,248	2,442,241
5.50%, 02/01/30	10,711	11,666,373
5.50%, 05/01/33	18,978	20,825,452
5.50%, 11/01/33	34,853	38,245,639
5.50%, 09/01/34	51,280	56,214,203
5.50%, 05/01/37	46,014	50,094,835
5.50%, 03/01/38	25,330	27,570,880
5.50%, 06/01/38	18,194	19,803,623
5.50%, 11/01/38	14,257	15,555,169
5.50%, 06/01/41	15,524	16,926,011
6.00%, 01/01/25	12,157	12,994,420
6.00%, 06/01/27(g)	3,460	3,808,703
6.00%, 03/01/34	23,061	25,678,026
6.00%, 05/01/34	1,671	1,859,291
6.00%, 08/01/34	3,895	4,335,272
6.00%, 11/01/34	1,367	1,521,334
6.00%, 09/01/36	44,368	48,796,014
6.00%, 08/01/37	43,418	47,749,109
6.00%, 03/01/38	6,357	6,990,922
6.00%, 05/01/38	3,306	3,635,573
6.00%, 09/01/38	4,352	4,784,214
6.00%, 06/01/39	35,427	39,417,612
6.00%, 10/01/39	3,284	3,611,510
6.50%, 08/01/36	705	792,808
6.50%, 09/01/36	4,259	4,788,097
6.50%, 10/01/36	675	759,400
6.50%, 12/01/36	649	729,334
6.50%, 07/01/37	1,042	1,171,660
6.50%, 08/01/37	39,698	44,629,511
6.50%, 10/01/37	2,060	2,315,732
6.50%, 11/01/37	553	621,587
6.50%, 12/01/37	14,424	16,323,613
6.50%, 06/01/38	664	746,153
6.50%, 10/01/39	14,378	16,164,376
6.50%, 05/01/40	466	524,399
7.00%, 04/01/37	13,043	14,894,988
Government National Mortgage Association
3.50%, 12/15/41	16,987	18,161,152
3.50%, 02/20/42	21,840	23,343,297
3.50%, 06/01/42(g)	51,604	55,058,644
4.00%, 09/20/40	32,727	35,829,800
4.00%, 01/20/41	9,650	10,552,237
4.00%, 02/15/41	23,840	26,074,426
4.00%, 07/15/41	16,599	18,154,142
4.00%, 09/20/41	14,155	15,477,686
4.00%, 12/20/41	46,698	51,061,624

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

4.00%, 01/20/42	19,533	21,357,893
4.00%, 02/15/42	2,978	3,260,156
4.00%, 04/15/42	7,988	8,744,495
4.00%, 06/01/42(g)	15,867	17,339,656
4.50%, 03/15/39	12,995	14,268,317
4.50%, 04/15/39	9,937	10,910,712
4.50%, 05/15/39	5,537	6,079,401
4.50%, 08/15/39	29,728	32,642,380
4.50%, 11/20/39	12,640	13,931,049
4.50%, 01/20/40	3,328	3,674,629
4.50%, 06/15/40	18,771	20,630,436
4.50%, 07/15/40	8,213	9,026,377
4.50%, 08/15/40	17,501	19,234,562
4.50%, 08/20/40	23,257	25,680,772
4.50%, 09/15/40	32,502	35,721,324
4.50%, 10/20/40	42,825	47,288,376
4.50%, 06/20/41	44,469	48,977,836
4.50%, 09/20/41	26,823	29,542,760
4.50%, 12/20/41	5,280	5,815,397
4.50%, 06/01/42(g)	12,012	13,185,047
5.00%, 12/15/36	6,030	6,695,866
5.00%, 01/15/39	31,101	34,390,760
5.00%, 07/15/39	31,287	34,611,718
5.00%, 05/15/40	19,852	21,961,839
5.00%, 07/20/40	75,584	83,947,093
5.00%, 08/20/40	24,769	27,509,193
5.00%, 06/01/42(g)	13,592	15,025,531
5.50%, 03/15/36	8,192	9,150,691
5.50%, 06/20/38	15,709	17,434,461
5.50%, 03/20/39	16,448	18,261,819
5.50%, 12/15/39	5,810	6,458,820
5.50%, 01/15/40	35,402	39,386,204
5.50%, 06/01/42(g)	5,349	5,949,927
6.00%, 03/15/37	27,754	31,196,675
6.00%, 09/20/38	18,249	20,471,870
6.00%, 11/15/39	6,968	7,826,871
6.00%, 06/01/42(g)	3,290	3,696,623
6.50%, 10/20/38	18,645	21,427,642

		4,660,155,283
U.S. GOVERNMENT AGENCY OBLIGATIONS—4.71%
Federal Home Loan Banks
3.63%, 05/29/13(c)	57,720	59,657,984
3.88%, 06/14/13(c)	61,760	64,073,060
5.00%, 11/17/17	7,225	8,751,528
Federal Home Loan Mortgage Corp.
0.63%, 12/29/14(c)	75,595	75,796,771
1.75%, 05/30/19	500	510,859
2.50%, 05/27/16(c)	26,910	28,737,652
6.25%, 07/15/32	26,683	39,929,039
Federal National Mortgage Association
1.50%, 06/26/13	31,463	31,881,719
2.63%, 11/20/14(c)	106,511	112,071,652
5.00%, 04/15/15(c)	85,783	96,657,025
5.00%, 05/11/17(c)	119,042	142,117,435
6.63%, 11/15/30(c)	11,620	17,694,143
7.25%, 05/15/30(c)	6,574	10,546,818
Tennessee Valley Authority
4.88%, 01/15/48	10,200	12,873,421
5.50%, 07/18/17(c)	8,990	10,979,114
7.13%, 05/01/30	3,950	6,148,896

		718,427,116

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

U.S. GOVERNMENT OBLIGATIONS—36.44%
U.S. Treasury Bonds
3.13%, 02/15/42(c)	4,520	4,941,897
3.75%, 08/15/41(c)	15,180	18,618,422
3.88%, 08/15/40	13,680	17,137,072
4.25%, 11/15/40	3,214	4,278,477
4.38%, 11/15/39(c)	45,115	61,159,696
4.38%, 05/15/40	15,000	20,344,949
4.38%, 05/15/41	17,950	24,389,023
4.50%, 02/15/36(c)	15,000	20,471,999
4.50%, 08/15/39(c)	67,722	93,493,602
4.63%, 02/15/40(c)	176,816	248,933,947
4.75%, 02/15/37(c)	20,130	28,529,443
4.75%, 02/15/41(c)	83,210	119,572,768
6.25%, 05/15/30	42,886	68,759,550
7.63%, 02/15/25(c)	147,241	243,747,167
8.75%, 05/15/17(c)	6,227	8,687,350
U.S. Treasury Notes
0.25%, 03/31/14	10,820	10,816,213
0.25%, 12/15/14	15,830	15,800,081
0.38%, 03/15/15	24,640	24,658,976
0.50%, 10/15/14(c)	60,120	60,395,951
0.75%, 09/15/13(c)	142,638	143,569,438
0.88%, 04/30/17	100,000	101,059,998
1.00%, 08/31/16	68,150	69,378,745
1.00%, 09/30/16(c)	120,530	122,694,716
1.00%, 03/31/17	42,200	42,911,069
1.13%, 06/15/13(c)	97,956	98,872,865
1.25%, 09/30/15(c)	67,004	68,827,849
1.25%, 04/30/19(c)	12,000	12,194,521
1.38%, 02/15/13(c)	42,588	42,942,333
1.38%, 05/15/13(c)	97,112	98,175,371
1.50%, 03/31/19	8,680	8,970,867
1.75%, 04/15/13(c)	11,086	11,234,552
1.88%, 10/31/17(c)	148,254	156,879,419
2.00%, 04/30/16(c)	4,882	5,160,273
2.00%, 02/15/22(c)	27,500	28,612,649
2.13%, 05/31/15	29,824	31,373,655
2.13%, 08/15/21(c)	56,500	59,709,200
2.38%, 09/30/14(c)	179,913	188,608,183
2.38%, 02/28/15(c)	46,100	48,632,732
2.38%, 05/31/18(c)	48,670	52,980,703
2.50%, 03/31/15(c)	121,179	128,452,162
2.50%, 06/30/17	4,257	4,636,767
2.63%, 12/31/14(c)	72,559	76,843,608
2.63%, 04/30/18(c)	58,670	64,722,984
2.63%, 08/15/20(c)	14,900	16,495,939
3.00%, 08/31/16(c)	129,939	143,116,122
3.13%, 08/31/13	280,880	290,963,581
3.13%, 01/31/17(c)	70,214	78,188,908
3.13%, 05/15/21(c)	23,280	26,661,653
3.38%, 07/31/13(c)	256,646	266,016,148
3.50%, 05/15/20(c)	55,490	65,213,514
3.63%, 02/15/20(c)	302,699	358,392,595
3.63%, 02/15/21(c)	20,723	24,606,697
4.00%, 02/15/15(c)	88,640	97,323,173
4.25%, 08/15/14	125,000	135,823,746
4.25%, 08/15/15(c)	54,040	60,638,824
4.75%, 05/15/14(c)	480,124	521,866,019
7.50%, 11/15/16(c)	297,620	387,804,818
8.13%, 08/15/19(c)	191,846	286,930,641
8.88%, 08/15/17(c)	23,539	33,421,142

		5,555,644,762

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS AGGREGATE BOND FUND

May 31, 2012

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $10,364,765,113)		10,934,227,161

Security	Shares	Value

SHORT-TERM INVESTMENTS—22.98%

MONEY MARKET FUNDS—22.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(h)(i)	2,554,571,780	2,554,571,780
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(d)(h)(i)	243,638,935	243,638,935
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(h)	705,401,035	705,401,035

		3,503,611,750

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,503,611,750)		3,503,611,750

TOTAL INVESTMENTS IN SECURITIES—121.40%
(Cost: $17,594,717,561)		18,512,139,240
Other Assets, Less Liabilities—(21.40)%		(3,263,752,715)

NET ASSETS—100.00%		$15,248,386,525

BAB	- Build America Bond
GO	- General Obligation
GOI	- General Obligation of the Issuer
GTD	- Guaranteed by the Commonwealth, County or State
RB	- Revenue Bond

Insured by:

AGM	- Assured Guaranty Municipal Corp.
NPFGC	- National Public Finance Guarantee Corp.

(a)	Variable rate security. Rate shown is as of report date.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(f)	Investments are denominated in U.S. dollars.
(g)	To-be-announced (TBA). See Note 1.
(h)	The rate quoted is the annualized seven-day yield of the fund at period end.
(i)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—86.24%

ADVERTISING—0.18%
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22	$100	$99,748
10.00%, 07/15/17 (Call 07/15/13)	200	224,000
Omnicom Group Inc.
3.63%, 05/01/22(a)	50	50,600
4.45%, 08/15/20	200	216,399
5.90%, 04/15/16	1,050	1,200,962
WPP Finance 2010
4.75%, 11/21/21(b)	600	626,493

		2,418,202
AEROSPACE & DEFENSE—1.25%
Boeing Co. (The)
3.50%, 02/15/15	300	322,031
4.88%, 02/15/20	500	602,940
5.00%, 03/15/14	425	458,478
5.88%, 02/15/40	250	332,242
6.88%, 03/15/39	450	664,580
General Dynamics Corp.
2.25%, 07/15/16	150	156,189
3.88%, 07/15/21 (Call 04/15/21)	100	111,044
4.25%, 05/15/13	365	377,968
5.25%, 02/01/14(a)	1,000	1,074,947
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	500	542,282
6.80%, 07/01/36	250	344,667
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	550	594,107
5.20%, 10/15/19(a)	300	330,203
Lockheed Martin Corp.
2.13%, 09/15/16	200	204,163
3.35%, 09/15/21	484	500,391
4.25%, 11/15/19	300	334,846
Series B
6.15%, 09/01/36	618	776,273
Northrop Grumman Corp.
3.50%, 03/15/21	750	788,805
5.05%, 08/01/19	500	580,300
Raytheon Co.
3.13%, 10/15/20	1,300	1,373,050
4.88%, 10/15/40	250	279,243
6.40%, 12/15/18	150	189,001
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	52,326
5.25%, 07/15/19	100	118,694
United Technologies Corp.
4.50%, 04/15/20	950	1,101,131
4.50%, 06/01/42	500	535,435
4.88%, 05/01/15	770	857,142
5.70%, 04/15/40	850	1,055,316
6.05%, 06/01/36	885	1,120,421
6.13%, 02/01/19	725	898,981

		16,677,196

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

AGRICULTURE—1.06%
Altria Group Inc.
4.13%, 09/11/15	900	978,211
4.75%, 05/05/21	600	667,744
9.25%, 08/06/19	928	1,272,615
9.70%, 11/10/18	925	1,274,383
10.20%, 02/06/39	700	1,140,626
Archer-Daniels-Midland Co.
5.38%, 09/15/35	171	200,153
5.45%, 03/15/18(a)	530	633,613
5.77%, 03/01/41	1,000	1,256,248
Bunge Ltd. Finance Corp.
4.10%, 03/15/16(a)	350	368,551
8.50%, 06/15/19	100	125,755
Lorillard Tobacco Co.
3.50%, 08/04/16	100	103,856
6.88%, 05/01/20(a)	500	595,559
8.13%, 05/01/40	250	312,780
Philip Morris International Inc.
2.50%, 05/16/16	300	315,384
2.90%, 11/15/21	775	792,377
4.88%, 05/16/13	600	624,960
5.65%, 05/16/18	800	962,222
6.38%, 05/16/38	750	1,018,374
6.88%, 03/17/14	604	669,607
Reynolds American Inc.
6.75%, 06/15/17	580	692,364
7.25%, 06/15/37	114	140,623

		14,146,005
AIRLINES—0.15%
American Airlines Inc. 2011-1 Pass Through Trust
Class A
5.25%, 07/31/22(a)	49	49,997
American Airlines Inc. 2011-2 Pass Through Trust
Class A
8.63%, 04/15/23(a)	146	153,578
Continental Airlines Inc. 2007-1 Pass Through Trust
Class A
5.98%, 10/19/23	228	246,811
7.25%, 05/10/21	451	504,977
Delta Air Lines Inc. 2009-1 Pass Through Trust
Class A
7.75%, 06/17/21	219	249,467
Delta Air Lines Inc. 2010-2A Pass Through Trust
Class A
4.95%, 11/23/20	92	96,661
Southwest Airlines Co.
5.25%, 10/01/14	600	641,842

		1,943,333
APPAREL—0.01%
VF Corp.
3.50%, 09/01/21	150	160,007

		160,007
AUTO MANUFACTURERS—0.25%
Daimler Finance North America LLC
6.50%, 11/15/13	546	588,309
8.50%, 01/18/31	550	823,833

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Ford Motor Co.
6.50%, 08/01/18	500	570,000
7.45%, 07/16/31	1,000	1,307,500

		3,289,642
AUTO PARTS & EQUIPMENT—0.10%
BorgWarner Inc.
4.63%, 09/15/20	100	108,926
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)	350	370,190
4.25%, 03/01/21	350	383,987
5.00%, 03/30/20	250	287,845
5.70%, 03/01/41	200	239,655

		1,390,603
BANKS—18.52%
Abbey National Capital Trust I
8.96%, 12/31/49 (Call 06/30/30)(c)	350	336,000
Abbey National Treasury Services PLC
4.00%, 04/27/16	1,300	1,273,703
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	100	105,577
Bancolombia SA
5.95%, 06/03/21	500	518,750
Bank of America Corp.
3.63%, 03/17/16(a)	600	592,740
3.70%, 09/01/15(a)	1,200	1,199,857
4.50%, 04/01/15	700	713,908
4.90%, 05/01/13	1,000	1,025,110
5.00%, 05/13/21	1,500	1,502,048
5.25%, 12/01/15(a)	700	720,193
5.42%, 03/15/17	700	701,386
5.63%, 07/01/20	1,250	1,294,600
5.65%, 05/01/18	800	831,688
5.70%, 01/24/22	2,500	2,655,967
5.75%, 12/01/17	250	262,341
5.88%, 01/05/21	500	525,582
6.50%, 08/01/16	1,600	1,734,730
7.38%, 05/15/14	1,850	1,990,955
7.63%, 06/01/19	400	459,329
Series 1
3.75%, 07/12/16	1,400	1,383,117
Bank of America N.A.
5.30%, 03/15/17	1,000	1,013,813
6.00%, 10/15/36	426	417,006
Bank of Montreal
1.75%, 04/29/14	1,950	1,982,540
Bank of New York Mellon Corp. (The)
1.97%, 06/20/17(d)	1,000	1,009,552
2.30%, 07/28/16	1,500	1,550,001
3.55%, 09/23/21 (Call 08/23/21)	750	800,210
4.30%, 05/15/14(a)	1,150	1,231,021
5.45%, 05/15/19(a)	200	236,324
Bank of Nova Scotia
1.85%, 01/12/15	500	509,601
2.55%, 01/12/17(a)	1,000	1,036,634
2.90%, 03/29/16	500	526,504
3.40%, 01/22/15	634	668,414
4.38%, 01/13/21	150	168,822

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Barclays Bank PLC
5.00%, 09/22/16	350	377,337
5.13%, 01/08/20	1,350	1,450,448
5.14%, 10/14/20	250	237,882
5.20%, 07/10/14	1,950	2,049,304
6.75%, 05/22/19	750	866,524
BB&T Capital Trust II
6.75%, 06/07/36	228	228,000
BB&T Corp.
2.05%, 04/28/14 (Call 03/28/14)(a)	500	510,207
2.15%, 03/22/17 (Call 02/22/17)	450	456,793
3.20%, 03/15/16 (Call 02/16/16)	500	529,849
6.85%, 04/30/19	1,000	1,261,513
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	500	477,881
BNP Paribas SA
3.25%, 03/11/15(a)	1,250	1,248,230
5.00%, 01/15/21	1,250	1,247,286
Canadian Imperial Bank of Commerce
1.45%, 09/13/13	200	201,867
2.35%, 12/11/15(a)	300	309,749
Capital One Financial Corp.
2.13%, 07/15/14	150	150,954
2.15%, 03/23/15	250	251,341
3.15%, 07/15/16(a)	150	155,161
4.75%, 07/15/21(a)	400	438,727
6.75%, 09/15/17	250	298,619
7.38%, 05/23/14	1,250	1,376,626
Citigroup Inc.
3.95%, 06/15/16(a)	1,600	1,613,813
4.45%, 01/10/17	2,650	2,736,763
4.50%, 01/14/22(a)	2,600	2,654,671
4.75%, 05/19/15	1,850	1,922,409
5.00%, 09/15/14	1,200	1,228,104
5.38%, 08/09/20(a)	1,400	1,509,831
6.00%, 12/13/13	1,000	1,050,502
6.00%, 08/15/17	750	809,918
6.00%, 10/31/33	855	843,003
6.01%, 01/15/15	500	535,044
6.13%, 11/21/17	750	813,422
6.13%, 05/15/18	500	542,825
6.50%, 08/19/13	1,000	1,049,227
6.88%, 03/05/38	900	1,059,838
8.13%, 07/15/39	750	990,856
8.50%, 05/22/19	1,300	1,592,565
Comerica Bank
5.75%, 11/21/16	1,000	1,128,999
Credit Suisse New York
3.50%, 03/23/15	1,600	1,651,828
4.38%, 08/05/20(a)	1,000	1,054,397
5.00%, 05/15/13	977	1,011,045
5.30%, 08/13/19	900	1,006,489
5.40%, 01/14/20	600	608,166
5.50%, 05/01/14	1,000	1,065,132
6.00%, 02/15/18(a)	500	527,797
Deutsche Bank AG London
3.25%, 01/11/16(a)	1,450	1,481,231
3.45%, 03/30/15(a)	1,000	1,032,638
4.88%, 05/20/13	466	480,769
6.00%, 09/01/17	450	511,110
Discover Bank
7.00%, 04/15/20	550	643,024
Export-Import Bank of Korea (The)
4.13%, 09/09/15	1,000	1,046,947

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

5.00%, 04/11/22	500	543,342
5.13%, 06/29/20	1,000	1,096,455
8.13%, 01/21/14(a)	800	874,935
Fifth Third Bancorp
3.63%, 01/25/16	500	527,180
6.25%, 05/01/13(a)	370	387,441
8.25%, 03/01/38	350	492,977
First Horizon National Corp.
5.38%, 12/15/15	250	262,475
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	2,000	1,969,725
3.70%, 08/01/15	250	247,761
5.00%, 10/01/14	867	899,454
5.25%, 10/15/13	1,112	1,151,168
5.25%, 07/27/21	2,700	2,655,453
5.35%, 01/15/16	1,250	1,294,780
5.38%, 03/15/20	750	759,189
5.63%, 01/15/17(a)	1,150	1,187,859
5.75%, 01/24/22	2,750	2,804,735
5.95%, 01/18/18	1,200	1,248,077
5.95%, 01/15/27	570	554,752
6.00%, 05/01/14	250	262,822
6.00%, 06/15/20	250	260,821
6.13%, 02/15/33(a)	1,250	1,236,439
6.15%, 04/01/18	756	790,884
6.25%, 09/01/17	600	637,885
6.25%, 02/01/41	700	698,267
6.75%, 10/01/37	875	832,439
7.50%, 02/15/19	1,050	1,183,204
HSBC Bank (USA) N.A.
4.63%, 04/01/14	1,205	1,252,384
4.88%, 08/24/20	750	764,952
HSBC Holdings PLC
4.00%, 03/30/22	1,000	1,020,313
5.10%, 04/05/21	550	606,273
6.10%, 01/14/42	300	357,626
6.50%, 05/02/36	800	886,550
6.50%, 09/15/37	949	1,054,320
6.80%, 06/01/38	1,000	1,138,143
J.P. Morgan Chase & Co.
1.88%, 03/20/15	650	645,111
2.60%, 01/15/16	250	251,544
3.15%, 07/05/16	500	509,234
3.45%, 03/01/16	3,700	3,802,169
4.25%, 10/15/20	600	622,215
4.35%, 08/15/21	3,300	3,457,884
4.40%, 07/22/20(a)	1,100	1,151,254
4.50%, 01/24/22	500	534,256
4.63%, 05/10/21(a)	950	1,002,984
4.65%, 06/01/14	2,550	2,678,370
4.75%, 05/01/13	800	825,302
5.13%, 09/15/14(a)	1,150	1,220,205
5.40%, 01/06/42	600	654,742
5.50%, 10/15/40	300	321,740
5.60%, 07/15/41	900	987,028
6.00%, 01/15/18	1,169	1,309,303
6.30%, 04/23/19	450	521,182
6.40%, 05/15/38	625	734,355

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	2,100	2,334,886
J.P. Morgan Chase Capital XXV
Series Y
6.80%, 10/01/37	150	150,000
J.P. Morgan Chase Capital XXVII
Series AA
7.00%, 11/01/39	950	954,750
KeyCorp
3.75%, 08/13/15	600	632,329
5.10%, 03/24/21	300	337,803
6.50%, 05/14/13	700	735,413
KfW
1.00%, 01/12/15	6,750	6,793,693
1.25%, 10/26/15	1,500	1,518,758
1.25%, 10/05/16(a)	2,000	2,017,163
1.38%, 07/15/13	500	505,231
1.38%, 01/13/14	1,650	1,671,392
1.50%, 04/04/14(a)	1,500	1,525,262
2.00%, 06/01/16	2,100	2,175,024
2.38%, 08/25/21	1,175	1,188,479
2.63%, 03/03/15	1,500	1,575,101
2.63%, 02/16/16	1,000	1,059,446
2.63%, 01/25/22	1,000	1,029,448
2.75%, 09/08/20	1,500	1,584,211
3.50%, 03/10/14	1,200	1,261,155
4.00%, 01/27/20	1,000	1,147,924
4.50%, 07/16/18(a)	1,050	1,233,872
4.88%, 01/17/17	500	583,034
4.88%, 06/17/19	1,800	2,168,130
5.13%, 03/14/16	1,560	1,793,510
Korea Development Bank
3.88%, 05/04/17(a)	1,000	1,037,887
4.38%, 08/10/15(a)	500	526,251
8.00%, 01/23/14(a)	500	545,987
Korea Finance Corp.
4.63%, 11/16/21	300	317,536
Landwirtschaftliche Rentenbank
1.88%, 09/17/18	750	764,794
2.13%, 07/15/16	525	546,408
2.38%, 09/13/17	850	894,568
3.13%, 07/15/15	600	640,487
4.13%, 07/15/13	400	415,651
Series G
5.00%, 11/08/16	570	662,925
Lloyds TSB Bank PLC
4.20%, 03/28/17(a)	250	249,227
4.88%, 01/21/16	1,200	1,228,212
6.38%, 01/21/21	600	645,035
Morgan Stanley
2.88%, 01/24/14	350	341,772
3.80%, 04/29/16	1,400	1,318,597
4.10%, 01/26/15(a)	1,900	1,853,191
4.75%, 04/01/14(a)	1,000	987,572
5.45%, 01/09/17	450	440,660
5.50%, 07/28/21	750	699,728
5.63%, 09/23/19(a)	250	236,284
5.75%, 10/18/16	1,254	1,262,556
5.75%, 01/25/21	1,600	1,508,221
5.95%, 12/28/17	900	886,553
6.00%, 05/13/14	1,500	1,533,991
6.00%, 04/28/15	1,500	1,521,723
6.63%, 04/01/18	1,332	1,348,153
7.25%, 04/01/32	350	356,695
7.30%, 05/13/19	1,225	1,266,582

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

National Australia Bank Ltd. New York
2.00%, 03/09/15(a)	750	750,947
National City Corp.
4.90%, 01/15/15	228	246,920
6.88%, 05/15/19	1,300	1,579,459
Northern Trust Corp.
5.50%, 08/15/13(a)	600	635,125
Oesterreichische Kontrollbank AG
1.38%, 01/21/14	1,000	1,006,970
4.50%, 03/09/15	150	163,105
5.00%, 04/25/17	1,050	1,207,242
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)(e)	910	926,711
3.63%, 02/08/15(e)	500	530,548
4.25%, 09/21/15(e)	200	217,314
5.13%, 02/08/20(e)	925	1,063,752
Rabobank Nederland
1.85%, 01/10/14	700	705,350
4.50%, 01/11/21(a)	500	526,213
5.25%, 05/24/41	250	270,894
Rabobank Nederland Utrecht
3.38%, 01/19/17	500	510,860
3.88%, 02/08/22	2,000	1,983,085
Regions Financial Corp.
7.75%, 11/10/14	250	270,000
Royal Bank of Canada
1.45%, 10/30/14	1,500	1,517,221
2.10%, 07/29/13	750	762,403
2.30%, 07/20/16	500	517,601
Royal Bank of Scotland Group PLC
3.25%, 01/11/14(a)	250	249,926
3.40%, 08/23/13	500	504,986
4.38%, 03/16/16(a)	1,300	1,302,382
5.63%, 08/24/20	750	769,515
6.13%, 01/11/21	300	319,464
6.40%, 10/21/19	600	625,709
Sovereign Bank
8.75%, 05/30/18	250	281,920
State Street Corp.
2.88%, 03/07/16(a)	200	210,254
4.30%, 05/30/14	200	212,537
4.38%, 03/07/21	600	689,046
4.96%, 03/15/18	200	209,041
SunTrust Bank
5.00%, 09/01/15	77	80,993
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	600	614,960
3.60%, 04/15/16 (Call 03/15/16)	150	155,094
Svenska Handelsbanken AB
2.88%, 04/04/17	500	504,606
Toronto-Dominion Bank (The)
1.38%, 07/14/14	100	101,169
2.38%, 10/19/16	800	827,154
2.50%, 07/14/16	300	311,689
U.S. Bancorp
1.38%, 09/13/13 (Call 08/13/13)	500	504,511
2.20%, 11/15/16 (Call 10/14/16)	500	515,674
2.45%, 07/27/15	900	937,502
2.88%, 11/20/14	400	418,073
3.00%, 03/15/22 (Call 02/15/22)	250	256,829
4.13%, 05/24/21 (Call 04/23/21)	200	223,569
4.20%, 05/15/14(a)	1,500	1,593,697

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

UBS AG Stamford
2.25%, 08/12/13	750	753,371
3.88%, 01/15/15(a)	1,750	1,806,052
4.88%, 08/04/20	500	526,640
5.75%, 04/25/18	650	704,948
5.88%, 12/20/17	800	873,159
Series 10
5.88%, 07/15/16	600	626,780
UBS Preferred Funding Trust V
Series 1
6.24%, 05/29/49 (Call 05/15/16)(c)	250	225,000
Union Bank N.A.
5.95%, 05/11/16(a)	600	672,000
US Bank N.A.
4.80%, 04/15/15	640	697,209
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15(a)	570	609,991
5.60%, 03/15/16	500	551,479
5.85%, 02/01/37	500	577,947
6.60%, 01/15/38	1,250	1,575,747
Wachovia Corp./Wells Fargo & Co.
5.50%, 05/01/13	700	730,197
5.63%, 10/15/16	1,100	1,228,423
5.75%, 02/01/18	1,550	1,812,737
Wells Fargo & Co.
1.25%, 02/13/15	750	749,947
3.50%, 03/08/22	1,750	1,774,498
3.68%, 06/15/16(d)	1,500	1,589,860
3.75%, 10/01/14(a)	1,450	1,529,047
4.60%, 04/01/21	800	883,578
5.13%, 09/15/16(a)	1,075	1,195,043
5.63%, 12/11/17	1,300	1,514,320
Wells Fargo Bank N.A.
4.75%, 02/09/15(a)	750	799,595
Westpac Banking Corp.
2.10%, 08/02/13	500	504,813
3.00%, 08/04/15	600	623,009
4.20%, 02/27/15	1,250	1,333,168
4.88%, 11/19/19(a)	800	878,305

		247,646,785
BEVERAGES—1.86%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	705	834,737
6.45%, 09/01/37	478	656,618
Anheuser-Busch InBev Worldwide Inc.
1.50%, 07/14/14	1,800	1,823,851
2.88%, 02/15/16	250	264,939
4.13%, 01/15/15(a)	450	486,637
4.38%, 02/15/21(a)	75	86,378
5.38%, 11/15/14	900	994,863
5.38%, 01/15/20	534	642,785
6.38%, 01/15/40	750	1,043,314
7.75%, 01/15/19	250	332,687
8.20%, 01/15/39	350	567,669
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	150	151,138
5.38%, 01/15/16	45	50,581

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Bottling Group LLC
6.95%, 03/15/14	600	663,495
Brown-Forman Corp.
2.50%, 01/15/16	300	309,779
Coca-Cola Co. (The)
1.65%, 03/14/18	950	954,157
1.80%, 09/01/16	1,100	1,133,249
3.15%, 11/15/20	500	535,246
3.30%, 09/01/21	500	531,540
3.63%, 03/15/14	1,200	1,264,098
Coca-Cola Enterprises Inc.
2.00%, 08/19/16(a)	250	253,338
3.50%, 09/15/20	250	263,227
4.50%, 09/01/21 (Call 06/01/21)	200	224,673
Diageo Capital PLC
5.75%, 10/23/17	1,426	1,711,017
5.88%, 09/30/36	228	291,250
Diageo Investment Corp.
4.25%, 05/11/42	500	525,480
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	250	261,207
3.20%, 11/15/21 (Call 08/15/21)	700	721,319
Molson Coors Brewing Co.
2.00%, 05/01/17	500	501,855
5.00%, 05/01/42	250	264,978
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	285	392,123
PepsiCo Inc.
2.50%, 05/10/16	900	945,960
3.00%, 08/25/21	1,300	1,333,740
3.10%, 01/15/15	300	317,044
3.75%, 03/01/14	750	789,475
4.00%, 03/05/42	500	502,765
5.50%, 01/15/40	500	613,358
7.90%, 11/01/18	1,225	1,638,919

		24,879,489
BIOTECHNOLOGY—0.65%
Amgen Inc.
2.13%, 05/15/17	500	503,629
2.30%, 06/15/16(a)	300	305,577
3.88%, 11/15/21 (Call 08/15/21)(a)	1,712	1,785,410
4.10%, 06/15/21 (Call 03/15/21)	400	428,015
5.15%, 11/15/41 (Call 05/15/41)	250	260,968
5.65%, 06/15/42 (Call 12/15/41)	300	330,250
5.75%, 03/15/40	500	556,114
5.85%, 06/01/17	925	1,087,846
6.38%, 06/01/37	500	584,173
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	300	322,633
Celgene Corp.
3.95%, 10/15/20	200	211,228
Genentech Inc.
5.25%, 07/15/35	137	163,415
Gilead Sciences Inc.
2.40%, 12/01/14	134	137,723
3.05%, 12/01/16(a)	100	105,511
4.40%, 12/01/21 (Call 09/01/21)	800	881,043
4.50%, 04/01/21 (Call 01/01/21)	200	219,686
5.65%, 12/01/41 (Call 06/01/41)	300	346,561

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	168,749
6.00%, 03/01/20	300	357,677

		8,756,208
BUILDING MATERIALS—0.12%
CRH America Inc.
5.30%, 10/15/13(a)	570	594,787
6.00%, 09/30/16	494	544,861
Owens Corning Inc.
6.50%, 12/01/16(a)	450	500,404

		1,640,052
CHEMICALS—1.42%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	250	304,918
6.75%, 01/15/19(a)	250	307,087
Air Products and Chemicals Inc.
2.00%, 08/02/16	250	256,355
3.00%, 11/03/21	500	523,844
4.38%, 08/21/19	150	170,807
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	200	215,714
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)(a)	710	748,654
5.90%, 02/15/15	500	559,484
7.60%, 05/15/14	1,076	1,206,072
8.55%, 05/15/19	1,450	1,921,707
9.40%, 05/15/39	700	1,113,859
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16	500	528,552
3.63%, 01/15/21	484	534,665
4.63%, 01/15/20(a)	750	878,089
5.25%, 12/15/16(a)	228	268,445
5.88%, 01/15/14(a)	102	110,431
6.00%, 07/15/18(a)	1,029	1,273,704
Eastman Chemical Co.
5.50%, 11/15/19	600	683,179
Ecolab Inc.
3.00%, 12/08/16	650	684,564
4.35%, 12/08/21	550	602,470
5.50%, 12/08/41	100	117,750
FMC Corp.
3.95%, 02/01/22	100	106,353
Lubrizol Corp.
8.88%, 02/01/19	250	343,952
Monsanto Co.
2.75%, 04/15/16(a)	150	158,359
5.88%, 04/15/38	150	203,467
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	300	313,546
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	450	478,665
5.25%, 05/15/14	250	269,674
5.63%, 12/01/40	450	558,769
6.50%, 05/15/19(a)	250	314,741
PPG Industries Inc.
1.90%, 01/15/16(a)	100	100,452
3.60%, 11/15/20	100	106,914
5.50%, 11/15/40	250	298,141
6.65%, 03/15/18	150	182,262

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Praxair Inc.
2.13%, 06/14/13	450	456,526
2.45%, 02/15/22 (Call 11/15/21)	500	502,923
3.00%, 09/01/21	100	105,967
4.05%, 03/15/21	200	228,035
4.63%, 03/30/15	500	553,378
Sherwin-Williams Co. (The)
3.13%, 12/15/14	125	131,103
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	53,772
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	500	530,614

		19,007,963
COMMERCIAL SERVICES—0.30%
Emory University
5.63%, 09/01/19	250	308,405
Equifax Inc.
6.30%, 07/01/17	100	112,831
Johns Hopkins University
5.25%, 07/01/19	250	301,031
Massachusetts Institute of Technology
5.60%, 07/01/2111	500	701,453
Moody’s Corp.
5.50%, 09/01/20(a)	100	108,394
Princeton University
Series A
4.95%, 03/01/19	250	298,437
SAIC Inc.
4.45%, 12/01/20 (Call 09/01/20)	200	217,547
Stanford University
4.75%, 05/01/19	159	188,467
Vanderbilt University
5.25%, 04/01/19	250	299,354
Western Union Co. (The)
3.65%, 08/22/18	250	272,184
5.25%, 04/01/20	160	183,422
5.93%, 10/01/16	650	743,285
Yale University
2.90%, 10/15/14	250	263,234

		3,998,044
COMPUTERS—1.40%
Computer Sciences Corp.
6.50%, 03/15/18	600	639,413
Dell Inc.
2.30%, 09/10/15	1,850	1,908,959
5.40%, 09/10/40(a)	100	106,518
5.88%, 06/15/19	200	237,208
Hewlett-Packard Co.
1.25%, 09/13/13	250	250,420
2.13%, 09/13/15	400	399,647
2.65%, 06/01/16(a)	400	403,480
3.00%, 09/15/16	850	869,935
3.75%, 12/01/20	350	349,229
4.30%, 06/01/21	200	204,035
4.38%, 09/15/21	150	153,379
4.65%, 12/09/21	1,300	1,349,597
4.75%, 06/02/14	1,200	1,266,470
6.00%, 09/15/41	500	546,352
6.13%, 03/01/14	1,500	1,609,396

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

International Business Machines Corp.
0.55%, 02/06/15	600	595,989
0.88%, 10/31/14	700	701,293
1.00%, 08/05/13	200	201,131
1.25%, 02/06/17	800	797,446
1.95%, 07/22/16	1,300	1,337,118
2.10%, 05/06/13	1,025	1,040,517
2.90%, 11/01/21(a)	900	943,100
5.60%, 11/30/39	870	1,150,479
5.70%, 09/14/17	784	945,383
7.63%, 10/15/18	570	768,194

		18,774,688
COSMETICS & PERSONAL CARE—0.39%
Avon Products Inc.
6.50%, 03/01/19(a)	600	651,663
Colgate-Palmolive Co.
1.30%, 01/15/17	600	606,736
2.95%, 11/01/20	250	266,701
Procter & Gamble Co. (The)
1.45%, 08/15/16	900	913,262
3.50%, 02/15/15	725	775,215
4.70%, 02/15/19	750	890,410
5.55%, 03/05/37	828	1,106,213

		5,210,200
DISTRIBUTION & WHOLESALE—0.03%
Arrow Electronics Inc.
3.38%, 11/01/15	250	254,628
Ingram Micro Inc.
5.25%, 09/01/17	150	159,152

		413,780
DIVERSIFIED FINANCIAL SERVICES—6.10%
Alterra Finance LLC
6.25%, 09/30/20	100	109,274
American Express Co.
6.80%, 09/01/66 (Call 09/01/16)(c)	128	131,200
7.00%, 03/19/18	756	928,471
7.25%, 05/20/14	800	888,644
8.13%, 05/20/19	250	333,184
8.15%, 03/19/38	500	790,892
American Express Credit Corp.
2.75%, 09/15/15	900	930,016
2.80%, 09/19/16	2,200	2,270,256
Series C
7.30%, 08/20/13	1,400	1,505,399
Series D
5.13%, 08/25/14	450	485,504
Ameriprise Financial Inc.
5.65%, 11/15/15	600	681,315
Associates Corp. of North America
6.95%, 11/01/18	855	951,931
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	570	616,467
7.25%, 02/01/18	750	886,176
Boeing Capital Corp.
4.70%, 10/27/19(a)	250	296,612
Capital One Bank (USA) N.A.
8.80%, 07/15/19	850	1,074,667

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Caterpillar Financial Services Corp.
1.05%, 03/26/15	500	501,351
2.05%, 08/01/16	850	876,802
6.13%, 02/17/14	530	576,742
7.15%, 02/15/19	650	850,466
Charles Schwab Corp. (The)
4.95%, 06/01/14	600	645,354
CME Group Inc.
5.40%, 08/01/13	575	606,565
Countrywide Financial Corp.
6.25%, 05/15/16	575	590,732
Credit Suisse (USA) Inc.
5.38%, 03/02/16(a)	969	1,078,446
7.13%, 07/15/32	150	195,412
Ford Motor Credit Co. LLC
4.25%, 02/03/17	500	533,750
5.63%, 09/15/15	1,500	1,651,875
5.88%, 08/02/21	1,000	1,136,250
6.63%, 08/15/17	500	580,625
7.00%, 04/15/15	347	388,640
8.00%, 12/15/16	500	603,750
8.13%, 01/15/20	1,000	1,265,000
General Electric Capital Corp.
1.88%, 09/16/13(a)	500	505,162
2.10%, 01/07/14	700	710,313
2.25%, 11/09/15	150	151,977
2.95%, 05/09/16(a)	1,000	1,033,097
3.50%, 06/29/15	1,500	1,578,190
4.63%, 01/07/21	2,000	2,184,342
4.65%, 10/17/21	1,000	1,102,108
4.88%, 03/04/15	1,050	1,140,843
5.00%, 01/08/16	1,710	1,879,893
5.30%, 02/11/21	750	834,910
5.40%, 02/15/17	750	845,234
5.63%, 09/15/17	1,050	1,197,576
5.63%, 05/01/18	1,200	1,368,149
5.65%, 06/09/14(a)	850	921,465
5.88%, 01/14/38	2,850	3,222,180
5.90%, 05/13/14	500	542,446
6.00%, 08/07/19	1,625	1,911,369
6.38%, 11/15/67 (Call 11/15/17)(a)(c)	400	408,000
6.88%, 01/10/39	1,350	1,727,718
Series A
3.75%, 11/14/14	800	840,857
6.75%, 03/15/32	1,267	1,540,199
Goldman Sachs Capital I
6.35%, 02/15/34	570	518,700
HSBC Finance Corp.
5.00%, 06/30/15	1,350	1,430,790
5.50%, 01/19/16	750	808,149
6.68%, 01/15/21	1,164	1,250,239
Jefferies Group Inc.
3.88%, 11/09/15	200	191,000
5.13%, 04/13/18	450	427,500
6.45%, 06/08/27	250	232,500
8.50%, 07/15/19	750	795,938
John Deere Capital Corp.
0.88%, 04/17/15	500	499,609
1.60%, 03/03/14	500	507,682
1.85%, 09/15/16	200	203,980
2.25%, 06/07/16	500	518,123
2.75%, 03/15/22(a)	1,050	1,065,274
2.95%, 03/09/15	400	423,501
3.15%, 10/15/21	750	791,746

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Lazard Group LLC
6.85%, 06/15/17(a)	300	325,549
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	741	770,775
6.05%, 05/16/16	650	665,544
6.11%, 01/29/37	300	286,822
6.40%, 08/28/17	776	828,408
6.88%, 04/25/18	1,275	1,397,779
7.75%, 05/14/38	1,150	1,302,551
Murray Street Investment Trust I
4.65%, 03/09/17(d)	150	147,970
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	83	87,874
5.55%, 01/15/20	250	261,341
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	1,150	1,148,411
3.05%, 02/15/22 (Call 11/15/21)	750	776,178
10.38%, 11/01/18	500	723,928
Series C
8.00%, 03/01/32	325	477,309
Nomura Holdings Inc.
4.13%, 01/19/16	500	507,647
5.00%, 03/04/15(a)	250	260,417
6.70%, 03/04/20	550	606,470
NYSE Euronext
4.80%, 06/28/13(a)	125	130,385
ORIX Corp.
4.71%, 04/27/15	500	522,154
PACCAR Financial Corp.
1.55%, 09/29/14	500	508,425
Raymond James Financial Inc.
4.25%, 04/15/16	50	51,858
SLM Corp.
5.00%, 10/01/13	545	551,813
5.63%, 08/01/33	250	200,000
6.00%, 01/25/17	500	490,000
6.25%, 01/25/16	528	531,960
7.25%, 01/25/22	500	487,500
8.00%, 03/25/20	150	154,125
8.45%, 06/15/18	600	630,000
Swedish Export Credit Corp.
3.25%, 09/16/14	500	525,038
5.13%, 03/01/17	621	715,486
Toyota Motor Credit Corp.
1.00%, 02/17/15(a)	1,050	1,049,366
1.25%, 11/17/14	1,100	1,108,341
2.00%, 09/15/16	750	764,244
3.20%, 06/17/15	550	582,404
3.30%, 01/12/22	1,200	1,255,347
3.40%, 09/15/21	400	422,840

		81,528,786
ELECTRIC—5.72%
Alabama Power Co.
3.38%, 10/01/20(a)	500	531,534
4.10%, 01/15/42	450	472,390
6.00%, 03/01/39	500	671,565
Appalachian Power Co.
7.00%, 04/01/38	750	1,032,051
Arizona Public Service Co.
4.50%, 04/01/42	350	369,678
5.80%, 06/30/14	400	435,377

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

CenterPoint Energy Houston Electric LLC
7.00%, 03/01/14	1,100	1,209,775
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	250	313,117
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)(a)	500	506,736
3.40%, 09/01/21 (Call 06/01/21)	200	215,111
5.80%, 03/15/18(a)	405	486,989
6.45%, 01/15/38	500	693,413
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	550	704,458
6.30%, 08/15/37	548	766,893
6.65%, 04/01/19	600	762,818
Constellation Energy Group Inc.
4.55%, 06/15/15	434	465,771
7.60%, 04/01/32	500	664,764
Consumers Energy Co.
6.70%, 09/15/19	850	1,100,912
Detroit Edison Co. (The)
5.70%, 10/01/37	550	696,174
Dominion Resources Inc.
4.45%, 03/15/21	500	562,597
7.00%, 06/15/38	250	349,278
8.88%, 01/15/19	600	821,928
Series C
5.15%, 07/15/15	417	465,246
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)(a)	450	500,172
4.25%, 12/15/41	710	764,052
6.05%, 04/15/38	500	672,356
Duke Energy Corp.
2.15%, 11/15/16	450	459,227
3.55%, 09/15/21 (Call 06/15/21)	200	213,048
3.95%, 09/15/14	500	531,910
6.30%, 02/01/14	1,125	1,222,944
Duke Energy Indiana Inc.
6.35%, 08/15/38	600	825,423
Edison International
3.75%, 09/15/17	200	214,664
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	300	310,324
Entergy Louisiana LLC
1.88%, 12/15/14	700	705,335
Entergy Texas Inc.
7.13%, 02/01/19	500	612,557
Exelon Corp.
4.90%, 06/15/15	457	495,143
Exelon Generation Co. LLC
5.20%, 10/01/19	800	896,563
5.35%, 01/15/14	434	460,545
6.25%, 10/01/39	500	586,888
FirstEnergy Corp.
Series C
7.38%, 11/15/31	570	723,201
FirstEnergy Solutions Corp.
4.80%, 02/15/15	500	536,644
6.05%, 08/15/21	500	560,630
6.80%, 08/15/39	700	772,760
Florida Power & Light Co.
5.25%, 02/01/41 (Call 08/01/40)	250	311,443
5.95%, 02/01/38	475	639,747
5.96%, 04/01/39	600	814,582

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Florida Power Corp.
5.65%, 04/01/40	200	256,369
6.40%, 06/15/38	485	670,476
FPL Group Capital Inc.
6.00%, 03/01/19	150	176,998
Georgia Power Co.
4.30%, 03/15/42	1,250	1,322,086
5.40%, 06/01/40	200	246,212
Great Plains Energy Inc.
2.75%, 08/15/13	500	507,328
4.85%, 06/01/21	50	55,252
Iberdrola International BV
6.75%, 07/15/36(a)	400	394,438
Indiana Michigan Power Co.
7.00%, 03/15/19	600	749,292
Integrys Energy Group Inc.
4.17%, 11/01/20	100	106,115
Interstate Power & Light Co.
6.25%, 07/15/39	100	133,631
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	200	226,817
Kentucky Utilities Co.
1.63%, 11/01/15	50	50,958
5.13%, 11/01/40 (Call 05/01/40)	350	424,703
LG&E and KU Energy LLC
2.13%, 11/15/15	200	200,148
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	650	763,190
6.13%, 04/01/36	838	1,054,674
6.50%, 09/15/37	550	728,404
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	300	322,873
Nevada Power Co.
6.65%, 04/01/36	250	338,516
7.13%, 03/15/19	1,100	1,405,481
NextEra Energy Capital Holdings Inc.
4.50%, 06/01/21 (Call 03/01/21)	750	822,093
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	500	536,030
5.80%, 02/01/42 (Call 08/01/41)	100	111,082
6.40%, 03/15/18	800	940,239
Oglethorpe Power Corp.
5.25%, 09/01/50(a)	200	232,641
5.38%, 11/01/40	295	351,201
Ohio Power Co.
Series M
5.38%, 10/01/21	550	646,783
Oklahoma Gas & Electric Co.
5.25%, 05/15/41 (Call 11/15/40)	400	486,986
Oncor Electric Delivery Co.
5.95%, 09/01/13	500	531,194
6.80%, 09/01/18	150	178,763
7.00%, 09/01/22	535	654,650
Pacific Gas & Electric Co.
4.80%, 03/01/14	563	601,362
5.40%, 01/15/40	400	484,124
6.05%, 03/01/34	1,175	1,499,036
6.25%, 03/01/39	1,100	1,478,033
8.25%, 10/15/18	650	867,943
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)(a)	750	769,862
3.85%, 06/15/21 (Call 03/15/21)	1,300	1,437,807
6.00%, 01/15/39	500	661,095

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Portland General Electric Co.
6.10%, 04/15/19	200	249,049
PPL Electric Utilities Corp.
3.00%, 09/15/21	150	154,537
5.20%, 07/15/41 (Call 01/15/41)	400	488,592
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	200	207,188
6.20%, 05/15/16	272	302,403
Progress Energy Carolinas
5.30%, 01/15/19	1,550	1,851,887
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	200	224,045
7.75%, 03/01/31	500	718,977
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)	100	105,153
Public Service Co. of Colorado
4.75%, 08/15/41	50	58,649
Public Service Co. of Oklahoma
4.40%, 02/01/21	200	222,343
Public Service Electric & Gas Co.
5.50%, 03/01/40(a)	500	648,240
Series D
5.70%, 12/01/36	250	326,828
Series G
0.85%, 08/15/14	1,000	1,001,798
Puget Sound Energy Inc.
5.76%, 10/01/39	250	324,195
5.76%, 07/15/40	250	325,668
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	211,032
3.95%, 11/15/41	450	468,595
6.00%, 06/01/39(a)	200	275,236
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	200	205,526
4.75%, 05/15/21 (Call 02/15/21)	1,200	1,299,530
Sierra Pacific Power Co.
5.45%, 09/01/13	150	158,042
South Carolina Electric & Gas Co.
6.05%, 01/15/38	250	328,391
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	350	394,049
5.50%, 08/15/18	900	1,096,413
5.50%, 03/15/40	750	964,868
5.75%, 04/01/35	600	775,568
6.00%, 01/15/34	457	602,873
Southern Co. (The)
1.95%, 09/01/16	875	886,788
2.38%, 09/15/15	200	203,959
Southern Power Co.
5.15%, 09/15/41	100	112,848
TECO Finance Inc.
6.57%, 11/01/17	600	718,986
TransAlta Corp.
4.75%, 01/15/15	750	783,753
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	500	550,787
UIL Holdings Corp.
4.63%, 10/01/20	100	104,528
Union Electric Co.
6.70%, 02/01/19(a)	1,250	1,550,499
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	400	412,234
5.40%, 04/30/18	486	581,604
8.88%, 11/15/38	600	1,007,942

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Series A
6.00%, 05/15/37	300	393,148
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)(a)	50	51,807
Wisconsin Electric Power Co.
2.95%, 09/15/21	200	207,743
4.25%, 12/15/19	450	511,064
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	1,600	1,842,469
6.50%, 07/01/36	800	1,081,839

		76,545,291
ELECTRICAL COMPONENTS & EQUIPMENT—0.06%
Emerson Electric Co.
5.00%, 04/15/19	700	825,309

		825,309
ELECTRONICS—0.50%
Agilent Technologies Inc.
5.00%, 07/15/20	500	566,563
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	50	51,261
Honeywell International Inc.
4.25%, 03/01/21(a)	450	521,863
5.00%, 02/15/19	250	298,909
5.30%, 03/01/18	350	414,091
5.70%, 03/15/37	500	631,209
Koninklijke Philips Electronics NV
3.75%, 03/15/22	200	207,799
5.00%, 03/15/42	250	269,179
5.75%, 03/11/18	800	939,955
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	53,105
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	275	281,498
2.25%, 08/15/16	1,000	1,042,073
3.20%, 03/01/16	600	644,543
4.50%, 03/01/21	650	747,142

		6,669,190
ENGINEERING & CONSTRUCTION—0.08%
ABB Finance (USA) Inc.
1.63%, 05/08/17	500	501,052
2.88%, 05/08/22	250	248,808
Fluor Corp.
3.38%, 09/15/21	300	314,503

		1,064,363
ENTERTAINMENT—0.01%
International Game Technology
7.50%, 06/15/19	150	177,180

		177,180
ENVIRONMENTAL CONTROL—0.33%
Allied Waste North America Inc.
6.88%, 06/01/17 (Call 06/01/12)	400	414,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Republic Services Inc.
3.80%, 05/15/18	1,200	1,277,569
6.20%, 03/01/40	500	596,451
Waste Management Inc.
2.60%, 09/01/16	100	103,380
6.10%, 03/15/18	250	294,226
6.13%, 11/30/39	300	370,007
6.38%, 03/11/15	750	850,133
7.00%, 07/15/28	114	148,460
7.38%, 03/11/19	250	318,720

		4,372,946
FOOD—1.71%
Campbell Soup Co.
3.05%, 07/15/17(a)	500	540,110
ConAgra Foods Inc.
7.00%, 04/15/19	700	856,582
Corn Products International Inc.
4.63%, 11/01/20(a)	150	163,571
Delhaize Group SA
4.13%, 04/10/19(a)	250	246,250
5.70%, 10/01/40	200	180,146
6.50%, 06/15/17(a)	450	502,601
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	200	206,152
5.20%, 03/17/15	250	276,648
5.65%, 02/15/19	1,275	1,549,525
H.J. Heinz Co.
1.50%, 03/01/17	250	250,336
2.85%, 03/01/22 (Call 12/01/21)	450	452,643
3.13%, 09/12/21 (Call 06/12/21)(a)	350	362,698
5.35%, 07/15/13	250	262,919
Hershey Co. (The)
1.50%, 11/01/16	500	503,838
4.13%, 12/01/20	100	113,353
Kellogg Co.
1.88%, 11/17/16	400	406,094
4.00%, 12/15/20	600	652,889
Series B
7.45%, 04/01/31	342	468,239
Kraft Foods Inc.
4.13%, 02/09/16	500	546,536
5.38%, 02/10/20	1,250	1,470,295
6.13%, 02/01/18	1,140	1,365,666
6.13%, 08/23/18	900	1,085,854
6.50%, 02/09/40	1,650	2,101,748
6.88%, 02/01/38	500	654,992
Kroger Co. (The)
2.20%, 01/15/17	750	757,563
3.40%, 04/15/22 (Call 01/15/22)(a)	1,000	989,173
5.40%, 07/15/40 (Call 01/15/40)	250	260,438
7.50%, 01/15/14	700	771,013
7.50%, 04/01/31	350	435,320

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	300	331,212
Ralcorp Holdings Inc.
4.95%, 08/15/20	100	104,938
Safeway Inc.
3.95%, 08/15/20(a)	750	725,393
Sysco Corp.
6.63%, 03/17/39	100	147,930
Tyson Foods Inc.
10.50%, 03/01/14	250	284,493
Unilever Capital Corp.
2.75%, 02/10/16	1,450	1,537,909
4.25%, 02/10/21	700	820,161
5.90%, 11/15/32	342	469,270

		22,854,498
FOREST PRODUCTS & PAPER—0.33%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22(a)(b)	350	351,449
7.25%, 07/29/19(a)	100	117,727
Domtar Corp.
4.40%, 04/01/22	200	195,602
Georgia-Pacific LLC
7.75%, 11/15/29	500	650,693
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	750	798,136
6.00%, 11/15/41 (Call 05/15/41)	50	55,045
7.50%, 08/15/21(a)	400	504,058
7.95%, 06/15/18	347	436,407
9.38%, 05/15/19	950	1,268,930

		4,378,047
GAS—0.26%
AGL Capital Corp.
5.25%, 08/15/19	200	232,749
5.88%, 03/15/41 (Call 09/15/40)	200	254,933
Atmos Energy Corp.
5.50%, 06/15/41 (Call 12/15/40)	100	121,350
8.50%, 03/15/19	300	397,809
National Grid PLC
6.30%, 08/01/16	150	172,285
Questar Corp.
2.75%, 02/01/16	50	51,731
Sempra Energy
2.00%, 03/15/14	250	254,789
2.30%, 04/01/17	750	763,068
6.00%, 10/15/39	500	648,698
9.80%, 02/15/19	400	555,791

		3,453,203
HAND & MACHINE TOOLS—0.06%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	500	523,574
8.95%, 04/15/14	250	281,181

		804,755
HEALTH CARE - PRODUCTS—0.73%
Baxter International Inc.
1.85%, 01/15/17	1,000	1,019,143
5.38%, 06/01/18	900	1,069,791

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Becton, Dickinson and Co.
3.25%, 11/12/20	1,150	1,210,770
Boston Scientific Corp.
6.00%, 01/15/20(a)	1,000	1,185,750
CareFusion Corp.
5.13%, 08/01/14	400	429,744
Covidien International Finance SA
6.00%, 10/15/17	550	662,437
6.55%, 10/15/37	500	677,667
CR Bard Inc.
2.88%, 01/15/16	100	105,117
Hospira Inc.
6.05%, 03/30/17	350	395,630
Medtronic Inc.
3.00%, 03/15/15	500	528,815
4.45%, 03/15/20	200	230,028
5.55%, 03/15/40	500	632,424
5.60%, 03/15/19	250	302,786
St. Jude Medical Inc.
2.50%, 01/15/16(a)	100	103,439
3.75%, 07/15/14	300	315,866
Stryker Corp.
2.00%, 09/30/16	300	310,477
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)(a)	500	522,533

		9,702,417
HEALTH CARE - SERVICES—1.03%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	500	500,222
3.95%, 09/01/20	100	108,565
4.13%, 06/01/21 (Call 03/01/21)	400	439,895
6.63%, 06/15/36	550	709,261
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)	150	161,559
4.50%, 03/15/21 (Call 12/15/20)(a)	200	216,892
5.13%, 06/15/20	925	1,048,184
5.38%, 02/15/42 (Call 08/15/41)	300	321,113
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	150	170,384
Humana Inc.
6.45%, 06/01/16	300	340,916
7.20%, 06/15/18	250	302,673
Laboratory Corp. of America Holdings
3.13%, 05/15/16(a)	500	522,833
Quest Diagnostics Inc.
4.70%, 04/01/21(a)	200	223,235
6.95%, 07/01/37	250	322,748
UnitedHealth Group Inc.
4.63%, 11/15/41 (Call 05/15/41)	200	213,655
4.70%, 02/15/21(a)	1,100	1,280,703
5.38%, 03/15/16(a)	250	285,343
5.80%, 03/15/36	774	950,049
6.00%, 02/15/18	966	1,172,149
6.88%, 02/15/38	800	1,100,166
WellPoint Inc.
3.70%, 08/15/21 (Call 05/15/21)	650	689,142
4.35%, 08/15/20	200	221,334
4.63%, 05/15/42	500	508,724
5.25%, 01/15/16	750	842,559
6.38%, 06/15/37	950	1,187,982

		13,840,286

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

HOME FURNISHINGS—0.04%
Whirlpool Corp.
4.85%, 06/15/21(a)	500	517,357

		517,357
HOUSEHOLD PRODUCTS & WARES—0.20%
Church & Dwight Co. Inc.
3.35%, 12/15/15	50	52,553
Clorox Co. (The)
3.80%, 11/15/21(a)	900	947,467
Kimberly-Clark Corp.
6.13%, 08/01/17	550	673,833
6.63%, 08/01/37	550	784,607
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	200	207,710

		2,666,170
HOUSEWARES—0.01%
Newell Rubbermaid Inc.
4.70%, 08/15/20(a)	100	109,007

		109,007
INSURANCE—3.34%
ACE INA Holdings Inc.
2.60%, 11/23/15	800	829,640
5.88%, 06/15/14	250	272,580
5.90%, 06/15/19(a)	350	430,668
Aegon NV
4.75%, 06/01/13	550	566,744
Aflac Inc.
6.45%, 08/15/40	150	176,622
8.50%, 05/15/19(a)	550	721,221
Alleghany Corp.
5.63%, 09/15/20	100	108,565
Allstate Corp. (The)
5.20%, 01/15/42	400	447,817
5.55%, 05/09/35	754	876,281
7.45%, 05/16/19	400	513,043
American International Group Inc.
3.65%, 01/15/14(a)	350	355,975
3.80%, 03/22/17	500	506,777
4.88%, 09/15/16	1,000	1,053,435
5.05%, 10/01/15	800	848,943
5.85%, 01/16/18	234	256,582
6.25%, 03/15/37	700	623,000
6.40%, 12/15/20	2,300	2,589,486
8.18%, 05/15/68 (Call 05/15/38)(c)	750	780,000
8.25%, 08/15/18	800	964,606
Aon Corp.
5.00%, 09/30/20	250	279,748
6.25%, 09/30/40	465	588,567

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Aspen Insurance Holdings Ltd.
6.00%, 12/15/20(a)	100	108,465
AXA SA
8.60%, 12/15/30	400	436,550
Axis Specialty Finance LLC
5.88%, 06/01/20	250	267,158
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	1,000	1,061,013
5.00%, 08/15/13	700	736,783
5.40%, 05/15/18(a)	1,015	1,199,061
5.75%, 01/15/40	250	304,192
Berkshire Hathaway Inc.
1.90%, 01/31/17	800	815,429
Chubb Corp. (The)
5.75%, 05/15/18	725	886,474
6.50%, 05/15/38	250	343,413
CNA Financial Corp.
5.88%, 08/15/20	750	821,095
GE Global Insurance Holding Corp.
7.00%, 02/15/26	250	301,080
Genworth Financial Inc.
5.75%, 06/15/14(a)	500	507,500
6.52%, 05/22/18	300	288,000
7.63%, 09/24/21(a)	350	338,187
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	200	219,333
Hartford Financial Services Group Inc.
4.63%, 07/15/13(a)	725	743,816
5.13%, 04/15/22(a)	700	712,124
6.63%, 03/30/40	500	523,317
Kemper Corp.
6.00%, 11/30/15	100	105,291
Lincoln National Corp.
4.20%, 03/15/22	1,050	1,049,921
4.85%, 06/24/21	50	52,503
7.00%, 06/15/40	250	299,696
8.75%, 07/01/19(a)	775	987,408
Manulife Financial Corp.
4.90%, 09/17/20(a)	250	264,279
Markel Corp.
5.35%, 06/01/21	300	321,441
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	200	222,416
5.75%, 09/15/15	600	667,149
MetLife Inc.
4.75%, 02/08/21	1,150	1,276,777
5.00%, 06/15/15	990	1,084,733
5.88%, 02/06/41	200	247,112
6.40%, 12/15/66 (Call 12/15/31)	975	926,250
6.75%, 06/01/16	150	176,498
7.72%, 02/15/19	750	958,123
Principal Financial Group Inc.
6.05%, 10/15/36	300	340,948
Progressive Corp. (The)
3.75%, 08/23/21(a)	1,000	1,093,736
6.70%, 06/15/67 (Call 06/15/17)(c)	400	414,000
Protective Life Corp.
8.45%, 10/15/39	250	307,531
Prudential Financial Inc.
3.00%, 05/12/16	1,000	1,029,297
5.70%, 12/14/36	285	299,821
7.38%, 06/15/19	700	861,511
8.88%, 06/15/68 (Call 06/15/18)(c)	250	290,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Series B
5.10%, 09/20/14	650	698,651
Series D
4.75%, 09/17/15	250	269,297
6.63%, 12/01/37	850	990,928
Reinsurance Group of America Inc.
5.00%, 06/01/21(a)	400	422,840
Torchmark Corp.
9.25%, 06/15/19	125	160,213
Transatlantic Holdings Inc.
8.00%, 11/30/39	250	298,932
Travelers Companies Inc. (The)
5.80%, 05/15/18	285	346,045
5.90%, 06/02/19(a)	300	369,911
6.25%, 06/15/37	250	328,086
Travelers Property Casualty Corp.
6.38%, 03/15/33	550	713,126
Unum Group
7.13%, 09/30/16	175	201,639
Willis North America Inc.
7.00%, 09/29/19	450	526,248
WR Berkley Corp.
4.63%, 03/15/22	300	309,388
5.38%, 09/15/20	200	215,850
XL Group PLC
5.25%, 09/15/14	500	527,324
XLIT Ltd.
5.75%, 10/01/21	600	664,780

		44,722,989
INTERNET—0.19%
eBay Inc.
1.63%, 10/15/15(a)	200	204,117
3.25%, 10/15/20 (Call 07/15/20)	100	104,504
Expedia Inc.
5.95%, 08/15/20(a)	300	312,000
Google Inc.
1.25%, 05/19/14	200	202,666
2.13%, 05/19/16	900	938,547
3.63%, 05/19/21	200	222,551
Symantec Corp.
4.20%, 09/15/20	500	522,023

		2,506,408
IRON & STEEL—0.56%
Allegheny Technologies Inc.
9.38%, 06/01/19	150	192,656
ArcelorMittal SA
3.75%, 02/25/15	450	450,533
3.75%, 08/05/15(a)	800	802,289
3.75%, 03/01/16(a)	200	198,125
4.50%, 02/25/17	500	487,072
5.38%, 06/01/13	550	568,190
5.50%, 03/01/21(a)	1,850	1,747,779
6.13%, 06/01/18(a)	250	251,300
6.75%, 03/01/41	250	232,737
7.00%, 10/15/39	400	378,258
9.85%, 06/01/19	250	290,698
Cliffs Natural Resources Inc.
4.80%, 10/01/20(a)	700	730,211
4.88%, 04/01/21	203	211,030

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Nucor Corp.
5.75%, 12/01/17	475	570,339
6.40%, 12/01/37	250	337,124

		7,448,341
LODGING—0.18%
Choice Hotels International Inc.
5.70%, 08/28/20	100	109,763
Hyatt Hotels Corp.
5.38%, 08/15/21 (Call 05/15/21)	300	331,251
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	200	203,305
Starwood Hotels & Resorts Worldwide Inc.
7.15%, 12/01/19(a)	350	416,500
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	600	602,092
4.25%, 03/01/22 (Call 12/01/21)	150	152,576
5.75%, 02/01/18	500	562,254

		2,377,741
MACHINERY—0.46%
Caterpillar Inc.
3.90%, 05/27/21(a)	1,800	2,004,732
5.20%, 05/27/41	750	908,327
5.70%, 08/15/16(a)	640	754,284
6.05%, 08/15/36	500	670,449
Deere & Co.
4.38%, 10/16/19	500	585,507
5.38%, 10/16/29	350	449,872
Joy Global Inc.
5.13%, 10/15/21	50	56,100
Rockwell Automation Inc.
6.70%, 01/15/28	125	161,910
Xylem Inc.
3.55%, 09/20/16(b)	500	528,179

		6,119,360
MANUFACTURING—0.72%
3M Co.
1.38%, 09/29/16(a)	450	458,657
5.70%, 03/15/37	500	674,410
Series E
4.38%, 08/15/13	370	387,588
Cooper US Inc.
3.88%, 12/15/20 (Call 09/15/20)	50	54,999
Danaher Corp.
2.30%, 06/23/16	50	51,930
3.90%, 06/23/21 (Call 03/23/21)	450	507,385
5.40%, 03/01/19	600	722,705
Dover Corp.
5.38%, 10/15/35	250	303,252
5.45%, 03/15/18	100	119,853
Eaton Corp.
5.60%, 05/15/18	250	293,837
General Electric Co.
5.25%, 12/06/17	1,043	1,216,144
Harsco Corp.
2.70%, 10/15/15	200	206,177
Illinois Tool Works Inc.
4.88%, 09/15/41 (Call 03/15/41)(b)	100	116,582
6.25%, 04/01/19	600	745,596

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	600	729,942
9.50%, 04/15/14	300	341,026
Parker Hannifin Corp.
Series A
6.25%, 05/15/38	100	132,830
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	50	53,808
Textron Inc.
4.63%, 09/21/16	100	106,014
5.95%, 09/21/21 (Call 06/21/21)	200	221,676
Tyco Electronics Group SA
6.55%, 10/01/17	665	797,914
Tyco International Finance SA
3.75%, 01/15/18(a)	250	271,480
8.50%, 01/15/19	600	793,415
Tyco International Ltd.
6.88%, 01/15/21	250	321,340

		9,628,560
MEDIA—3.92%
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	500	499,773
5.75%, 04/15/20	350	410,318
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	700	1,036,564
Comcast Corp.
5.15%, 03/01/20	700	819,148
5.30%, 01/15/14(a)	500	533,519
5.70%, 07/01/19(a)	780	925,476
5.90%, 03/15/16	650	751,807
6.45%, 03/15/37	570	701,811
6.95%, 08/15/37	2,135	2,750,344
COX Communications Inc.
5.45%, 12/15/14	700	772,176
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	1,600	1,688,013
3.80%, 03/15/22	950	949,911
4.75%, 10/01/14	200	215,240
5.00%, 03/01/21	900	984,577
5.15%, 03/15/42	500	495,596
5.20%, 03/15/20	950	1,050,317
5.88%, 10/01/19	100	115,235
6.00%, 08/15/40 (Call 05/15/40)	350	379,141
6.38%, 03/01/41	200	227,712
Discovery Communications LLC
4.38%, 06/15/21(a)	950	1,030,750
5.05%, 06/01/20	300	340,474
6.35%, 06/01/40	500	608,245
Grupo Televisa SAB
6.63%, 03/18/25(a)	750	921,816
NBCUniversal Media LLC
2.10%, 04/01/14	700	712,185
2.88%, 04/01/16	500	521,319
3.65%, 04/30/15	500	531,970
4.38%, 04/01/21	650	714,614
5.15%, 04/30/20	650	751,223
5.95%, 04/01/41	850	1,011,027
6.40%, 04/30/40	500	610,085
News America Inc.
4.50%, 02/15/21	1,000	1,078,293

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

5.30%, 12/15/14	792	868,409
6.15%, 02/15/41	1,150	1,337,070
6.65%, 11/15/37	826	978,486
6.90%, 08/15/39	925	1,096,525
Reed Elsevier Capital Inc.
7.75%, 01/15/14	500	548,460
Scripps Networks Interactive Inc.
2.70%, 12/15/16	200	205,865
Thomson Reuters Corp.
3.95%, 09/30/21	200	214,842
6.50%, 07/15/18	800	979,542
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	1,400	1,453,666
5.00%, 02/01/20	300	333,629
5.50%, 09/01/41 (Call 03/01/41)	800	845,689
5.85%, 05/01/17	1,600	1,856,904
6.20%, 07/01/13	200	211,249
6.55%, 05/01/37	513	598,109
6.75%, 07/01/18	800	972,085
6.75%, 06/15/39	500	600,424
7.30%, 07/01/38	350	441,410
7.50%, 04/01/14	450	497,440
8.25%, 04/01/19	880	1,148,844
Time Warner Inc.
3.15%, 07/15/15	1,000	1,054,762
4.75%, 03/29/21	200	223,987
4.88%, 03/15/20	678	764,154
5.88%, 11/15/16(a)	750	879,567
6.10%, 07/15/40	200	229,099
6.25%, 03/29/41	1,028	1,202,329
7.63%, 04/15/31	1,250	1,631,706
7.70%, 05/01/32	437	578,845
Viacom Inc.
1.25%, 02/27/15(a)	150	149,788
3.50%, 04/01/17(a)	250	269,339
3.88%, 12/15/21(a)	950	1,013,582
4.50%, 03/01/21	750	834,121
6.88%, 04/30/36	500	653,626
7.88%, 07/30/30	570	758,455
Walt Disney Co. (The)
0.88%, 12/01/14(a)	1,000	1,002,656
1.13%, 02/15/17(a)	300	298,012
4.38%, 08/16/41	300	326,470
4.50%, 12/15/13	500	529,288
5.50%, 03/15/19	250	302,973
7.00%, 03/01/32	250	357,425

		52,387,511
MINING—2.05%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)(a)	500	512,791
5.55%, 02/01/17(a)	171	187,348
5.72%, 02/23/19	400	427,296
5.95%, 02/01/37	521	506,656
6.00%, 07/15/13(a)	525	552,892
6.15%, 08/15/20(a)	400	429,766
AngloGold Ashanti Holdings PLC
6.50%, 04/15/40	300	299,285
Barrick Gold Corp.
1.75%, 05/30/14	200	202,491
6.95%, 04/01/19	800	994,974
Barrick North America Finance LLC

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

4.40%, 05/30/21	800	859,603
5.70%, 05/30/41	900	1,008,142
BHP Billiton Finance (USA) Ltd.
2.88%, 02/24/22	2,250	2,267,959
6.50%, 04/01/19	2,075	2,648,655
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	150	149,594
2.15%, 03/01/17(a)	300	295,047
3.55%, 03/01/22 (Call 12/01/21)	500	490,644
Kinross Gold Corp.
5.13%, 09/01/21(a)(b)	250	260,152
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	450	441,537
4.88%, 03/15/42 (Call 09/15/41)	500	477,816
5.13%, 10/01/19	250	282,435
6.25%, 10/01/39	700	787,927
Rio Tinto Alcan Inc.
4.50%, 05/15/13	500	517,488
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	500	518,310
3.75%, 09/20/21	1,000	1,067,112
5.20%, 11/02/40	800	919,181
6.50%, 07/15/18	935	1,153,799
8.95%, 05/01/14	550	630,317
9.00%, 05/01/19	800	1,101,968
Rio Tinto Finance (USA) PLC
4.75%, 03/22/42 (Call 09/22/41)(a)	300	325,849
Southern Copper Corp.
6.75%, 04/16/40	350	364,963
7.50%, 07/27/35	300	340,806
Teck Resources Ltd.
3.00%, 03/01/19	500	503,648
3.85%, 08/15/17	50	53,097
4.75%, 01/15/22 (Call 10/15/21)(a)	684	727,589
6.13%, 10/01/35	500	549,987
10.75%, 05/15/19 (Call 05/15/14)	135	165,375
Vale Overseas Ltd.
4.38%, 01/11/22	1,500	1,493,477
4.63%, 09/15/20	250	257,702
6.25%, 01/23/17	739	835,340
6.88%, 11/21/36	1,376	1,564,542
Xstrata Canada Corp.
5.50%, 06/15/17	250	276,922

		27,450,482
MULTI-NATIONAL—4.56%
African Development Bank
1.25%, 09/02/16	1,500	1,530,908
3.00%, 05/27/14	700	734,440
Corporacion Andina de Fomento
5.75%, 01/12/17	300	338,455
8.13%, 06/04/19	250	318,089
Council of Europe Development Bank
1.50%, 02/22/17	1,500	1,502,213
European Bank for Reconstruction and Development
1.38%, 10/20/16	1,000	1,021,917
Series G
2.75%, 04/20/15	1,000	1,060,790
European Investment Bank
1.13%, 08/15/14	1,000	1,004,628
1.13%, 04/15/15	5,050	5,076,232
1.25%, 02/14/14	1,750	1,765,580

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

1.38%, 10/20/15	700	707,925
1.50%, 05/15/14	2,500	2,529,383
1.63%, 09/01/15	1,700	1,731,507
1.88%, 06/17/13	2,250	2,279,811
2.13%, 07/15/16	500	514,485
2.25%, 03/15/16	1,500	1,551,427
2.38%, 03/14/14	1,500	1,541,862
2.50%, 05/16/16	1,400	1,461,595
2.75%, 03/23/15	2,200	2,308,007
2.88%, 01/15/15	1,200	1,258,462
2.88%, 09/15/20	250	260,574
3.00%, 04/08/14	1,000	1,039,288
3.13%, 06/04/14	150	156,679
4.00%, 02/16/21	1,800	2,004,742
4.88%, 01/17/17	600	688,286
4.88%, 02/15/36	250	293,988
5.13%, 05/30/17	1,910	2,229,652
Series E
4.25%, 07/15/13	1,500	1,560,249
International Bank for Reconstruction and Development
0.50%, 11/26/13	1,000	1,001,853
0.88%, 04/17/17	5,250	5,265,732
1.00%, 09/15/16	2,500	2,531,528
1.13%, 08/25/14	400	406,522
1.75%, 07/15/13	1,000	1,016,651
2.13%, 03/15/16	1,400	1,475,488
2.38%, 05/26/15	1,100	1,159,559
3.50%, 10/08/13	1,500	1,564,136
7.63%, 01/19/23	1,000	1,495,948
International Finance Corp.
1.13%, 11/23/16	1,250	1,269,866
2.13%, 11/17/17	400	423,968
2.25%, 04/11/16	1,000	1,058,561
Series G
3.00%, 04/22/14	2,200	2,306,786
Nordic Investment Bank
1.00%, 03/07/17	500	503,135
2.25%, 03/15/16	1,000	1,054,733

		61,005,640
OFFICE & BUSINESS EQUIPMENT—0.26%
Pitney Bowes Inc.
5.25%, 01/15/37	800	784,000
Xerox Corp.
2.95%, 03/15/17	200	202,943
4.25%, 02/15/15	1,350	1,431,318
4.50%, 05/15/21	150	154,111
6.35%, 05/15/18	250	293,567
6.75%, 12/15/39	500	598,788

		3,464,727
OIL & GAS—6.28%
Anadarko Petroleum Corp.
5.95%, 09/15/16	170	192,444
6.20%, 03/15/40	500	569,162
6.38%, 09/15/17	1,300	1,518,539
6.45%, 09/15/36	1,299	1,507,921
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	1,550	1,611,058
5.10%, 09/01/40 (Call 03/01/40)	1,070	1,213,919
5.63%, 01/15/17	500	591,260

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

6.00%, 01/15/37	250	315,577
BP Capital Markets PLC
1.85%, 05/05/17	500	500,363
3.13%, 10/01/15	375	395,080
3.20%, 03/11/16	100	105,877
3.56%, 11/01/21	950	991,792
3.63%, 05/08/14(a)	2,450	2,561,546
3.88%, 03/10/15	500	533,947
4.50%, 10/01/20	300	335,285
4.74%, 03/11/21(a)	100	113,347
4.75%, 03/10/19	250	284,005
5.25%, 11/07/13	600	635,862
Canadian Natural Resources Ltd.
1.45%, 11/14/14	150	151,203
5.70%, 05/15/17	675	791,553
6.25%, 03/15/38	671	825,692
6.50%, 02/15/37	300	378,512
Cenovus Energy Inc.
4.50%, 09/15/14	550	589,328
5.70%, 10/15/19	150	178,673
6.75%, 11/15/39	500	634,500
Chevron Corp.
3.95%, 03/03/14(a)	1,100	1,164,895
ConocoPhillips
4.60%, 01/15/15	800	878,667
5.75%, 02/01/19	550	676,934
6.00%, 01/15/20	950	1,203,514
6.50%, 02/01/39	1,425	1,951,114
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,178	1,661,140
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)(a)	700	755,277
4.75%, 05/15/42 (Call 11/15/41)	500	524,005
5.60%, 07/15/41 (Call 01/15/41)	100	115,504
6.30%, 01/15/19	400	490,020
7.95%, 04/15/32	520	748,047
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	250	294,066
Ecopetrol SA
7.63%, 07/23/19	500	617,500
Encana Corp.
5.90%, 12/01/17	680	778,543
6.50%, 02/01/38	1,092	1,233,294
Ensco PLC
3.25%, 03/15/16	100	104,760
4.70%, 03/15/21	800	865,726
EOG Resources Inc.
4.10%, 02/01/21	500	554,549
5.63%, 06/01/19	600	720,555
5.88%, 09/15/17	150	179,275
EQT Corp.
4.88%, 11/15/21	250	256,559
8.13%, 06/01/19	250	299,249
Hess Corp.
5.60%, 02/15/41	650	691,729
7.13%, 03/15/33	137	171,922
8.13%, 02/15/19	1,000	1,299,911
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	500	517,322
6.80%, 09/15/37	100	124,861
7.25%, 12/15/19	325	406,104
Marathon Oil Corp.
5.90%, 03/15/18	500	587,522

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

6.00%, 10/01/17	400	469,035
6.60%, 10/01/37	250	304,286
Marathon Petroleum Corp.
3.50%, 03/01/16	50	52,014
5.13%, 03/01/21(a)	512	564,855
6.50%, 03/01/41 (Call 09/01/40)	300	330,405
Nabors Industries Inc.
4.63%, 09/15/21	350	368,744
6.15%, 02/15/18	450	520,724
9.25%, 01/15/19	225	294,173
Nexen Inc.
5.88%, 03/10/35	250	255,584
6.20%, 07/30/19	150	175,349
6.40%, 05/15/37	171	185,677
7.50%, 07/30/39	500	603,864
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	1,350	1,415,767
6.00%, 03/01/41 (Call 09/01/40)	200	226,390
8.25%, 03/01/19	250	319,427
Noble Holding International Ltd.
4.63%, 03/01/21(a)	300	319,861
4.90%, 08/01/20	500	546,336
6.20%, 08/01/40	200	228,804
NuStar Logistics LP
4.80%, 09/01/20	1,075	1,132,505
Occidental Petroleum Corp.
1.75%, 02/15/17	1,200	1,217,930
3.13%, 02/15/22 (Call 11/15/21)	500	523,229
Petro-Canada
6.80%, 05/15/38	350	444,158
9.25%, 10/15/21	350	494,759
Petrobras International Finance Co.
2.88%, 02/06/15	1,000	1,010,876
3.50%, 02/06/17	2,700	2,728,372
3.88%, 01/27/16	1,050	1,090,586
5.38%, 01/27/21	2,200	2,347,901
5.75%, 01/20/20	250	274,041
5.88%, 03/01/18	684	758,308
6.75%, 01/27/41	750	864,249
6.88%, 01/20/40	250	289,915
7.88%, 03/15/19	400	487,848
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	1,000	1,133,750
Phillips 66
2.95%, 05/01/17(b)	1,200	1,226,425
5.88%, 05/01/42(b)	1,121	1,179,049
Pride International Inc.
6.88%, 08/15/20	300	368,037
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	1,000	1,023,384
5.00%, 09/01/17(a)	100	108,026
Shell International Finance BV
3.10%, 06/28/15	1,200	1,279,035
3.25%, 09/22/15	425	455,714
4.00%, 03/21/14	500	529,200
4.30%, 09/22/19	500	579,642
4.38%, 03/25/20	400	466,828
5.50%, 03/25/40	450	577,167
6.38%, 12/15/38	750	1,049,251
Southwestern Energy Co.
4.10%, 03/15/22(b)	500	502,756
Statoil ASA
3.13%, 08/17/17	350	376,753

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

3.15%, 01/23/22(a)	1,600	1,664,816
5.10%, 08/17/40	500	588,908
5.25%, 04/15/19	600	720,324
Suncor Energy Inc.
6.10%, 06/01/18	1,125	1,337,595
6.50%, 06/15/38	800	980,644
6.85%, 06/01/39	250	320,425
Sunoco Logistics Partners Operations LP
6.10%, 02/15/42	250	265,411
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	500	501,432
7.75%, 06/01/19	500	621,768
Total Capital
3.00%, 06/24/15	1,000	1,051,743
4.13%, 01/28/21	500	556,689
4.45%, 06/24/20	200	226,749
Total Capital International
1.50%, 02/17/17(a)	1,900	1,900,809
Transocean Inc.
4.95%, 11/15/15	250	269,272
6.00%, 03/15/18	371	417,741
6.38%, 12/15/21	250	286,431
6.50%, 11/15/20	500	572,300
6.80%, 03/15/38	250	288,091
7.35%, 12/15/41	250	312,067
7.50%, 04/15/31	250	297,766
Valero Energy Corp.
4.50%, 02/01/15(a)	500	533,602
6.13%, 02/01/20	250	288,680
6.63%, 06/15/37	592	650,412
7.50%, 04/15/32	185	218,918

		83,972,591
OIL & GAS SERVICES—0.40%
Baker Hughes Inc.
3.20%, 08/15/21	500	521,052
5.13%, 09/15/40	300	350,191
7.50%, 11/15/18	250	328,970
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	500	545,150
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	300	313,859
4.50%, 11/15/41 (Call 05/15/41)	300	316,659
6.15%, 09/15/19	150	186,489
7.45%, 09/15/39	375	550,307
Weatherford International Ltd.
6.35%, 06/15/17	171	198,292
6.50%, 08/01/36	200	218,941
6.75%, 09/15/40	550	633,337
9.63%, 03/01/19	875	1,149,547

		5,312,794
PACKAGING & CONTAINERS—0.03%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	54,363
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	15,864
5.75%, 11/01/40 (Call 05/01/40)	300	337,669

		407,896

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

PHARMACEUTICALS—3.52%
Abbott Laboratories
4.13%, 05/27/20(a)	1,400	1,609,667
5.13%, 04/01/19	750	905,336
5.30%, 05/27/40	604	739,254
5.88%, 05/15/16	1,315	1,545,077
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	300	318,682
5.88%, 09/15/15	885	1,013,304
AstraZeneca PLC
5.40%, 06/01/14	500	544,837
5.90%, 09/15/17(a)	607	727,912
6.45%, 09/15/37	875	1,185,228
Bristol-Myers Squibb Co.
5.45%, 05/01/18	750	904,359
5.88%, 11/15/36	126	163,389
6.13%, 05/01/38	230	307,590
Cardinal Health Inc.
3.20%, 06/15/22	350	352,975
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	500	534,535
Eli Lilly and Co.
4.20%, 03/06/14	1,080	1,144,813
5.55%, 03/15/37	578	726,717
Express Scripts Holding Co.
2.10%, 02/12/15(b)	150	151,961
2.65%, 02/15/17(b)	500	511,789
3.13%, 05/15/16	250	260,446
3.50%, 11/15/16(b)	300	316,197
3.90%, 02/15/22(b)	550	571,139
4.75%, 11/15/21(b)	600	663,461
6.13%, 11/15/41(b)	400	474,699
6.25%, 06/15/14	500	543,632
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	780	812,168
5.65%, 05/15/18	700	839,707
6.38%, 05/15/38	1,084	1,471,865
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	1,000	998,478
Johnson & Johnson
5.15%, 07/15/18	925	1,120,542
5.55%, 08/15/17	100	122,053
5.95%, 08/15/37	1,030	1,446,369
McKesson Corp.
4.75%, 03/01/21 (Call 12/01/20)	200	233,757
5.70%, 03/01/17(a)	171	201,051
6.00%, 03/01/41 (Call 09/01/40)	250	333,224
Mead Johnson Nutrition Co.
4.90%, 11/01/19	500	577,818
Medco Health Solutions Inc.
2.75%, 09/15/15	450	460,647
7.13%, 03/15/18	500	617,192
Merck & Co. Inc.
4.00%, 06/30/15	1,050	1,150,266
5.00%, 06/30/19(a)	1,180	1,427,292
5.85%, 06/30/39	759	1,041,773
Novartis Capital Corp.
2.90%, 04/24/15	500	529,972
4.13%, 02/10/14	600	634,310
Novartis Securities Investment Ltd.
5.13%, 02/10/19	2,134	2,567,376

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Pfizer Inc.
5.35%, 03/15/15	500	561,100
6.20%, 03/15/19	1,800	2,267,137
7.20%, 03/15/39	1,200	1,822,876
Sanofi
1.20%, 09/30/14	100	100,881
1.63%, 03/28/14	1,500	1,523,259
2.63%, 03/29/16	550	576,691
4.00%, 03/29/21	450	500,127
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	500	535,684
6.00%, 09/15/17	150	183,591
6.55%, 09/15/37	700	1,023,121
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	207,090
Series 2
3.65%, 11/10/21	200	208,933
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	900	948,129
Teva Pharmaceutical Finance IV LLC
1.70%, 11/10/14(a)	300	305,143
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	285	363,400
Watson Pharmaceuticals Inc.
6.13%, 08/15/19	400	460,003
Wyeth LLC
5.50%, 02/01/14	1,717	1,852,782
5.95%, 04/01/37	600	798,204

		47,041,010
PIPELINES—2.14%
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	550	561,445
5.50%, 08/15/19	250	267,914
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	431	467,564
DCP Midstream Operating LP
3.25%, 10/01/15	750	764,188
El Paso Natural Gas Co.
8.38%, 06/15/32	500	660,870
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)(a)	300	319,007
9.88%, 03/01/19	750	1,011,995
Series B
7.50%, 04/15/38	250	328,316
Enbridge Inc.
5.80%, 06/15/14	270	293,125
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	400	406,458
5.20%, 02/01/22 (Call 11/01/21)(a)	750	785,191
5.95%, 02/01/15	500	541,484
6.05%, 06/01/41 (Call 12/01/40)	500	502,190
9.00%, 04/15/19	140	175,644
9.70%, 03/15/19	111	142,698
Enterprise Products Operating LLC
3.70%, 06/01/15	345	368,732
4.85%, 08/15/42 (Call 02/15/42)	950	947,278
5.70%, 02/15/42	750	841,043
6.45%, 09/01/40	250	305,913
7.55%, 04/15/38	250	327,921
Series D
6.88%, 03/01/33	400	495,059
Series G
5.60%, 10/15/14	627	688,724

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Series L
6.30%, 09/15/17	1,000	1,196,955
Kinder Morgan Energy Partners LP
4.15%, 03/01/22(a)	200	205,970
5.30%, 09/15/20	250	279,631
5.95%, 02/15/18	1,153	1,335,299
6.50%, 02/01/37	399	457,336
6.55%, 09/15/40	500	581,397
6.95%, 01/15/38	500	597,553
Magellan Midstream Partners LP
4.25%, 02/01/21	600	636,569
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	650	679,233
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	250	262,786
6.13%, 02/01/41 (Call 08/01/40)	250	295,725
6.65%, 10/01/36	171	205,855
8.63%, 03/01/19	300	380,718
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300	357,236
Plains All American Pipeline LP
5.15%, 06/01/42 (Call 12/01/41)	500	517,851
8.75%, 05/01/19	800	1,039,941
Southern Natural Gas Co. LLC
5.90%, 04/01/17(b)	228	263,410
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	161,218
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	200	212,934
TC Pipelines LP
4.65%, 06/15/21	100	103,884
Texas Eastern Transmission LP
7.00%, 07/15/32	250	327,480
TransCanada PipeLines Ltd.
3.80%, 10/01/20	1,300	1,418,154
6.20%, 10/15/37	457	592,999
6.35%, 05/15/67 (Call 05/15/17)(c)	150	153,000
6.50%, 08/15/18	700	865,870
7.63%, 01/15/39	500	744,311
Williams Companies Inc. (The)
8.75%, 03/15/32	309	425,984
Williams Partners LP
3.80%, 02/15/15	325	343,830
5.25%, 03/15/20	850	954,880
6.30%, 04/15/40	1,050	1,250,801
7.25%, 02/01/17	500	603,475

		28,655,044
REAL ESTATE—0.09%
Prologis LP
4.50%, 08/15/17	300	314,580
6.25%, 03/15/17	250	280,401
6.88%, 03/15/20 (Call 12/16/19)(a)	495	589,323

		1,184,304
REAL ESTATE INVESTMENT TRUSTS—1.55%
American Tower Corp.
4.50%, 01/15/18	750	785,202
4.63%, 04/01/15	500	528,134
5.05%, 09/01/20	300	316,952

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)	50	53,269
5.70%, 03/15/17	250	288,688
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	104,431
4.13%, 05/15/21	900	947,831
5.88%, 10/15/19	600	701,180
Brandywine Operating Partnership LP
4.95%, 04/15/18 (Call 03/15/18)	1,250	1,280,596
Digital Realty Trust LP
4.50%, 07/15/15	200	209,161
5.25%, 03/15/21	200	213,311
Duke Realty LP
8.25%, 08/15/19	250	312,710
Equity One Inc.
6.25%, 12/15/14	125	132,133
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	750	822,426
5.25%, 09/15/14	250	267,399
5.75%, 06/15/17(a)	457	524,095
HCP Inc.
3.75%, 02/01/16	250	258,917
5.38%, 02/01/21 (Call 12/01/20)(a)	400	445,991
5.65%, 12/15/13	250	263,885
6.70%, 01/30/18	600	700,504
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	500	508,780
4.95%, 01/15/21 (Call 10/15/20)	200	210,296
5.25%, 01/15/22 (Call 10/15/21)	500	533,122
6.20%, 06/01/16	250	275,773
Healthcare Realty Trust Inc.
6.50%, 01/17/17	125	138,798
Hospitality Properties Trust
6.70%, 01/15/18 (Call 07/15/17)	250	278,881
7.88%, 08/15/14 (Call 02/15/14)	150	161,623
HRPT Properties Trust
6.25%, 06/15/17 (Call 12/15/16)	250	272,810
Kilroy Realty LP
4.80%, 07/15/18	350	369,522
Kimco Realty Corp.
4.30%, 02/01/18	200	210,565
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	400	423,081
Mack-Cali Realty Corp.
7.75%, 08/15/19	800	987,227
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	200	206,052
Realty Income Corp.
6.75%, 08/15/19	250	294,698
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	1,750	1,743,853
5.10%, 06/15/15	619	676,208
5.25%, 12/01/16 (Call 09/02/16)	350	399,198
5.65%, 02/01/20 (Call 11/01/19)	578	677,892
6.13%, 05/30/18	415	490,180
6.75%, 02/01/40 (Call 11/01/39)	500	637,072
UDR Inc.
4.25%, 06/01/18	250	264,641
Series 0001
4.63%, 01/10/22 (Call 10/10/21)(a)	550	579,668
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	100	101,736
4.75%, 06/01/21 (Call 03/01/21)	1,100	1,150,788

		20,749,279

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

RETAIL—2.96%
Advance Auto Parts Inc.
4.50%, 01/15/22	50	53,293
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	50	51,929
5.75%, 01/15/15	600	662,008
Best Buy Co. Inc.
3.75%, 03/15/16(a)	50	47,875
5.50%, 03/15/21 (Call 12/15/20)(a)	550	510,125
Costco Wholesale Corp.
5.50%, 03/15/17	228	272,662
CVS Caremark Corp.
5.75%, 06/01/17	950	1,120,172
5.75%, 05/15/41 (Call 11/15/40)	400	475,512
6.13%, 08/15/16	171	200,665
6.25%, 06/01/27	758	955,827
6.60%, 03/15/19	450	563,550
Darden Restaurants Inc.
4.50%, 10/15/21	500	528,148
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	350	357,000
Home Depot Inc. (The)
4.40%, 04/01/21 (Call 01/21/21)	600	684,051
5.25%, 12/16/13	600	642,098
5.40%, 03/01/16	570	657,053
5.88%, 12/16/36	750	945,551
5.95%, 04/01/41 (Call 10/01/40)	750	961,032
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)(a)	450	468,622
6.88%, 12/15/37	150	191,134
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	100,021
3.12%, 04/15/22 (Call 01/15/22)	650	663,005
4.63%, 04/15/20 (Call 10/15/19)(a)	800	906,683
5.40%, 10/15/16	805	937,721
5.50%, 10/15/35	750	885,783
6.65%, 09/15/37	350	461,775
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)(a)	350	365,568
5.90%, 12/01/16(a)	500	576,060
6.38%, 03/15/37	750	905,505
7.00%, 02/15/28	50	60,677
McDonald’s Corp.
2.63%, 01/15/22	1,050	1,067,411
5.35%, 03/01/18	1,185	1,423,072
6.30%, 10/15/37	150	210,154
6.30%, 03/01/38	550	772,499
Nordstrom Inc.
6.25%, 01/15/18(a)	500	608,876
7.00%, 01/15/38	150	214,975
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	300	325,796
Staples Inc.
9.75%, 01/15/14	150	168,671
Target Corp.
1.13%, 07/18/14	35	35,413
5.38%, 05/01/17	600	710,719
6.00%, 01/15/18	1,100	1,334,775
6.35%, 11/01/32	457	600,689
7.00%, 01/15/38	900	1,280,819

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Wal-Mart Stores Inc.
0.75%, 10/25/13	650	653,013
1.50%, 10/25/15	734	748,650
1.63%, 04/15/14(a)	778	794,765
2.80%, 04/15/16	1,050	1,120,759
3.25%, 10/25/20	1,950	2,086,040
4.25%, 04/15/21	1,000	1,148,702
4.55%, 05/01/13	640	664,472
5.00%, 10/25/40	1,128	1,314,589
5.25%, 09/01/35	785	930,209
5.63%, 04/15/41	750	947,291
6.20%, 04/15/38	450	598,245
6.50%, 08/15/37	1,098	1,505,730
Walgreen Co.
5.25%, 01/15/19(a)	600	706,901
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	200	211,708
5.30%, 09/15/19	500	582,575
6.25%, 03/15/18	500	599,837

		39,578,460
SAVINGS & LOANS—0.01%
Santander Holdings USA Inc.
4.63%, 04/19/16	100	97,754

		97,754
SEMICONDUCTORS—0.32%
Analog Devices Inc.
5.00%, 07/01/14	200	216,376
Applied Materials Inc.
2.65%, 06/15/16	100	103,810
4.30%, 06/15/21	200	224,140
Broadcom Corp.
2.38%, 11/01/15	50	52,093
2.70%, 11/01/18	300	312,208
Intel Corp.
1.95%, 10/01/16	725	751,302
3.30%, 10/01/21	450	479,386
4.80%, 10/01/41	750	843,516
Texas Instruments Inc.
1.38%, 05/15/14	1,000	1,013,721
2.38%, 05/16/16	250	262,606

		4,259,158
SOFTWARE—0.80%
Adobe Systems Inc.
4.75%, 02/01/20	250	278,298
BMC Software Inc.
4.25%, 02/15/22	50	51,276
CA Inc.
5.38%, 12/01/19(a)	250	282,789
Fiserv Inc.
3.13%, 06/15/16	25	25,625
4.75%, 06/15/21	350	375,770
Microsoft Corp.
1.63%, 09/25/15	800	823,616
2.50%, 02/08/16(a)	250	265,871
2.95%, 06/01/14	850	889,869
3.00%, 10/01/20	300	325,305

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

4.20%, 06/01/19	530	618,980
4.50%, 10/01/40	250	285,014
5.30%, 02/08/41	500	644,027
Oracle Corp.
3.75%, 07/08/14	700	746,193
3.88%, 07/15/20	100	112,390
5.00%, 07/08/19	900	1,074,609
5.25%, 01/15/16	270	309,778
5.38%, 07/15/40	1,000	1,217,735
5.75%, 04/15/18	1,583	1,922,990
6.50%, 04/15/38	350	477,083

		10,727,218
TELECOMMUNICATIONS—5.63%
Alltel Corp.
7.88%, 07/01/32	400	600,378
America Movil SAB de CV
2.38%, 09/08/16	300	302,669
3.63%, 03/30/15	350	368,511
5.00%, 10/16/19	500	562,868
5.00%, 03/30/20	750	835,647
5.50%, 03/01/14	450	481,500
6.13%, 03/30/40	850	1,011,877
AT&T Inc.
0.88%, 02/13/15(a)	1,250	1,245,761
1.60%, 02/15/17(a)	500	502,704
2.50%, 08/15/15	700	727,347
2.95%, 05/15/16	750	796,352
3.00%, 02/15/22(a)	1,100	1,125,096
3.88%, 08/15/21	1,034	1,132,364
4.45%, 05/15/21(a)	900	1,026,037
5.10%, 09/15/14	650	711,273
5.35%, 09/01/40	2,578	2,904,847
5.50%, 02/01/18(a)	750	884,642
5.55%, 08/15/41	850	994,525
5.80%, 02/15/19(a)	1,000	1,212,805
6.30%, 01/15/38	1,421	1,748,273
6.40%, 05/15/38	600	745,955
6.50%, 09/01/37	800	1,006,249
6.55%, 02/15/39	925	1,177,392
BellSouth Corp.
6.00%, 11/15/34	570	636,642
British Telecommunications PLC
5.95%, 01/15/18	750	866,995
9.63%, 12/15/30	478	726,336
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	1,750	1,876,794
8.50%, 11/15/18	1,050	1,436,910
CenturyLink Inc.
5.80%, 03/15/22(a)	500	493,328
6.00%, 04/01/17	630	668,616
6.45%, 06/15/21	1,650	1,708,088
7.65%, 03/15/42	300	284,265
Cisco Systems Inc.
1.63%, 03/14/14	978	996,877
4.45%, 01/15/20	800	923,809
4.95%, 02/15/19(a)	550	646,403
5.50%, 02/22/16	797	927,155
5.50%, 01/15/40	450	552,022
5.90%, 02/15/39	1,175	1,489,800

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Corning Inc.
5.75%, 08/15/40	350	412,103
Deutsche Telekom International Finance BV
4.88%, 07/08/14	750	797,887
6.75%, 08/20/18	1,000	1,197,433
8.75%, 06/15/30	1,021	1,409,498
Embarq Corp.
8.00%, 06/01/36	800	819,634
France Telecom SA
2.75%, 09/14/16	1,000	1,011,283
4.13%, 09/14/21	400	413,859
4.38%, 07/08/14	400	421,855
5.38%, 07/08/19	300	339,514
5.38%, 01/13/42	350	360,910
8.50%, 03/01/31	420	574,238
Harris Corp.
4.40%, 12/15/20	200	210,459
5.00%, 10/01/15	400	439,824
6.38%, 06/15/19	100	117,590
Juniper Networks Inc.
3.10%, 03/15/16	50	52,051
4.60%, 03/15/21	250	271,023
5.95%, 03/15/41	50	57,898
Motorola Solutions Inc.
3.75%, 05/15/22(a)	500	497,915
6.63%, 11/15/37	42	48,321
New Cingular Wireless Services Inc.
8.75%, 03/01/31	200	301,246
Qwest Corp.
6.75%, 12/01/21	700	784,404
6.88%, 09/15/33 (Call 07/02/12)	57	56,715
Rogers Communications Inc.
6.80%, 08/15/18	1,650	2,053,213
Rogers Wireless Inc.
6.38%, 03/01/14	171	186,220
Royal KPN NV
8.38%, 10/01/30	250	331,695
Telecom Italia Capital SA
4.95%, 09/30/14	500	487,500
5.25%, 11/15/13	740	732,600
5.25%, 10/01/15	275	268,125
6.18%, 06/18/14	250	248,750
7.18%, 06/18/19(a)	700	691,250
7.72%, 06/04/38	700	617,750
Telefonica Emisiones SAU
3.73%, 04/27/15	150	139,813
3.99%, 02/16/16	950	873,388
4.95%, 01/15/15	200	192,465
5.46%, 02/16/21	250	222,507
5.88%, 07/15/19(a)	250	234,034
6.42%, 06/20/16	1,625	1,591,624
7.05%, 06/20/36	500	438,889
Telefonica Europe BV
8.25%, 09/15/30	320	316,432
Verizon Communications Inc.
1.25%, 11/03/14	450	451,957
1.95%, 03/28/14	400	408,041
2.00%, 11/01/16	500	512,144
3.00%, 04/01/16	400	425,182
3.50%, 11/01/21(a)	2,634	2,810,281
4.60%, 04/01/21	1,100	1,266,926
4.75%, 11/01/41	450	490,125
5.55%, 02/15/16	570	654,438

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

5.85%, 09/15/35	380	461,774
6.00%, 04/01/41	450	568,000
6.10%, 04/15/18	770	935,955
6.40%, 02/15/38	750	970,110
7.75%, 12/01/30	1,225	1,727,540
8.75%, 11/01/18	600	818,019
8.95%, 03/01/39	700	1,152,076
Virgin Media Secured Finance PLC
5.25%, 01/15/21	350	384,825
Vodafone Group PLC
4.15%, 06/10/14(a)	600	637,823
5.00%, 12/16/13	497	528,779
5.45%, 06/10/19(a)	1,200	1,445,586
5.63%, 02/27/17	150	175,793
5.75%, 03/15/16	457	526,980
6.15%, 02/27/37	1,150	1,423,815

		75,337,196
TEXTILES—0.03%
Cintas Corp. No. 2
2.85%, 06/01/16	350	359,743

		359,743
TOYS, GAMES & HOBBIES—0.04%
Hasbro Inc.
6.13%, 05/15/14	250	270,092
Mattel Inc.
2.50%, 11/01/16	100	102,656
4.35%, 10/01/20	100	106,611

		479,359
TRANSPORTATION—1.25%
Burlington Northern Santa Fe Corp.
3.05%, 03/15/22 (Call 12/15/21)	1,100	1,110,851
3.45%, 09/15/21 (Call 06/15/21)	578	604,027
5.75%, 05/01/40 (Call 11/01/39)	750	894,413
6.15%, 05/01/37	399	500,647
7.00%, 02/01/14	450	495,161
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	150	150,853
5.55%, 03/01/19	300	364,167
6.38%, 11/15/37	750	1,030,140
Canadian Pacific Railway Co.
5.95%, 05/15/37	250	286,852
7.13%, 10/15/31	500	625,940
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	200	210,806
4.25%, 06/01/21 (Call 03/01/21)	50	54,577
6.15%, 05/01/37	300	357,603
6.22%, 04/30/40	500	606,958
6.25%, 04/01/15	750	855,126
7.38%, 02/01/19	250	319,444
FedEx Corp.
8.00%, 01/15/19	250	330,191
Norfolk Southern Corp.
4.84%, 10/01/41	503	550,610
5.90%, 06/15/19	950	1,157,245
7.70%, 05/15/17	700	882,797
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	200	202,052

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

3.15%, 03/02/15	200	206,929
3.50%, 06/01/17	100	103,859
3.60%, 03/01/16	300	315,358
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	800	893,446
5.78%, 07/15/40	1,000	1,231,065
United Parcel Service Inc.
5.13%, 04/01/19	925	1,123,193
6.20%, 01/15/38	950	1,317,766

		16,782,076
TRUCKING & LEASING—0.03%
GATX Corp.
3.50%, 07/15/16	250	257,054
4.85%, 06/01/21	200	212,424

		469,478
WATER—0.06%
American Water Capital Corp.
6.59%, 10/15/37	400	506,762
Veolia Environnement SA
6.00%, 06/01/18(a)	300	334,766

		841,528

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,086,041,491)		1,153,227,649

FOREIGN AGENCY OBLIGATIONS(f)—3.98%

CANADA—1.98%
British Columbia (Province of)
1.20%, 04/25/17	500	505,823
2.65%, 09/22/21	600	634,221
7.25%, 09/01/36	700	1,181,045
Export Development Canada
3.13%, 04/24/14	1,400	1,471,158
Hydro-Quebec
2.00%, 06/30/16	600	621,881
8.05%, 07/07/24	885	1,343,725
Manitoba (Province of)
1.38%, 04/28/14	1,500	1,526,044
4.90%, 12/06/16	150	174,527
Nova Scotia (Province of)
2.38%, 07/21/15	1,000	1,045,991
5.13%, 01/26/17	250	293,398
Ontario (Province of)
1.38%, 01/27/14	1,750	1,772,337
1.60%, 09/21/16	3,550	3,613,405
2.30%, 05/10/16	750	783,399
2.95%, 02/05/15	1,500	1,583,427
4.00%, 10/07/19	500	570,301
4.10%, 06/16/14	1,080	1,153,890
4.40%, 04/14/20(a)	1,550	1,805,610
4.95%, 11/28/16(a)	1,000	1,159,907
Quebec (Province of)
2.75%, 08/25/21(a)	500	522,127
3.50%, 07/29/20(a)	1,400	1,558,219
4.60%, 05/26/15	550	612,877
4.88%, 05/05/14	500	541,662
5.00%, 03/01/16	570	653,822
5.13%, 11/14/16	188	220,633
7.50%, 09/15/29	670	1,057,686

		26,407,115

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

JAPAN—0.24%
Japan Finance Corp.
2.50%, 01/21/16	300	315,546
2.50%, 05/18/16	1,300	1,372,629
2.88%, 02/02/15(a)	900	947,183
Japan Finance Organization for Municipalities
5.00%, 05/16/17	500	588,651

		3,224,009
MEXICO—0.47%
Pemex Project Funding Master Trust
5.75%, 03/01/18	450	500,625
6.63%, 06/15/35	570	646,950
Petroleos Mexicanos
4.88%, 03/15/15(b)	500	538,000
4.88%, 03/15/15	750	810,000
4.88%, 01/24/22(b)	900	942,750
5.50%, 01/21/21	1,100	1,210,000
6.50%, 06/02/41	700	782,250
6.50%, 06/02/41(a)(b)	500	561,250
8.00%, 05/03/19	200	250,000

		6,241,825
PHILIPPINES—0.55%
Asian Development Bank
1.63%, 07/15/13	1,000	1,013,892
1.88%, 10/23/18	1,800	1,883,577
2.50%, 03/15/16	1,600	1,705,508
2.75%, 05/21/14	1,755	1,835,705
3.63%, 09/05/13	950	987,878

		7,426,560
SUPRANATIONAL—0.74%
Inter-American Development Bank
1.13%, 03/15/17	2,850	2,893,617
1.38%, 10/18/16	1,000	1,026,269
2.25%, 07/15/15	2,000	2,102,874
3.00%, 04/22/14	750	786,549
3.88%, 02/14/20	1,750	2,056,538
5.13%, 09/13/16	855	1,011,503

		9,877,350

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $50,738,093)		53,176,859

FOREIGN GOVERNMENT OBLIGATIONS(f)—4.60%

BRAZIL—1.06%
Brazil (Federative Republic of)
4.88%, 01/22/21(a)	2,000	2,273,000
5.88%, 01/15/19(a)	250	297,125
6.00%, 01/17/17	1,650	1,944,525
7.13%, 01/20/37	2,007	2,774,677

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

7.88%, 03/07/15(a)	900	1,056,150
8.00%, 01/15/18	838	984,650
8.25%, 01/20/34	500	761,250
8.75%, 02/04/25	900	1,363,500
10.13%, 05/15/27	1,100	1,842,500
11.00%, 08/17/40 (Call 08/17/15)	707	916,272

		14,213,649
CANADA—0.11%
Canada (Government of)
0.88%, 02/14/17	1,000	1,002,642
2.38%, 09/10/14	500	522,423

		1,525,065
CHILE—0.08%
Chile (Republic of)
3.25%, 09/14/21	800	839,128
3.88%, 08/05/20	250	275,282

		1,114,410
COLOMBIA—0.39%
Colombia (Republic of)
4.38%, 07/12/21	1,500	1,635,000
6.13%, 01/18/41	500	620,000
7.38%, 03/18/19	750	956,250
7.38%, 09/18/37	750	1,050,000
8.25%, 12/22/14	750	873,750

		5,135,000
ISRAEL—0.09%
Israel (State of)
5.13%, 03/26/19	1,080	1,220,400

		1,220,400
ITALY—0.49%
Italy (Republic of)
3.13%, 01/26/15	450	433,658
4.38%, 06/15/13	950	965,342
4.50%, 01/21/15	1,900	1,895,281
5.25%, 09/20/16	2,050	2,059,072
5.38%, 06/15/33	500	448,758
6.88%, 09/27/23	750	755,133

		6,557,244
MEXICO—1.02%
United Mexican States
3.63%, 03/15/22(a)	1,000	1,022,500
5.13%, 01/15/20	1,750	1,997,625
5.63%, 01/15/17	1,350	1,542,375
5.88%, 02/17/14	800	862,400
5.95%, 03/19/19(a)	655	783,380
6.05%, 01/11/40	2,850	3,469,875
6.75%, 09/27/34	1,800	2,367,000
7.50%, 04/08/33	945	1,332,450
11.38%, 09/15/16	200	278,000

		13,655,605

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

PANAMA—0.22%
Panama (Republic of)
6.70%, 01/26/36	1,000	1,310,000
7.13%, 01/29/26	800	1,058,000
7.25%, 03/15/15	500	577,500

		2,945,500
PERU—0.33%
Peru (Republic of)
5.63%, 11/18/50	350	404,250
6.55%, 03/14/37	800	1,040,000
7.13%, 03/30/19	500	635,000
7.35%, 07/21/25	900	1,237,500
8.38%, 05/03/16	250	309,375
8.75%, 11/21/33	500	790,000

		4,416,125
POLAND—0.38%
Poland (Republic of)
3.88%, 07/16/15	600	621,000
5.00%, 10/19/15	150	160,500
5.00%, 03/23/22	1,900	1,977,140
5.13%, 04/21/21	600	630,000
5.25%, 01/15/14	450	472,500
6.38%, 07/15/19	1,000	1,150,000

		5,011,140
SOUTH AFRICA—0.23%
South Africa (Republic of)
4.67%, 01/17/24	700	718,550
5.50%, 03/09/20	1,100	1,226,500
6.50%, 06/02/14	500	551,750
6.88%, 05/27/19	500	600,000

		3,096,800
SOUTH KOREA—0.20%
Korea (Republic of)
4.88%, 09/22/14	600	644,804
5.75%, 04/16/14	500	538,481
7.13%, 04/16/19	1,150	1,454,060

		2,637,345

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $58,429,404)		61,528,283

MUNICIPAL DEBT OBLIGATIONS—3.37%

ARIZONA—0.02%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	250	305,328

		305,328
CALIFORNIA—1.10%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/40	750	1,039,192

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Series S1
7.04%, 04/01/41	300	426,516
County of Sonoma RB Miscellaneous Revenue
Series A
6.00%, 12/01/29 (GTD)	250	283,135
East Bay Municipal Utility District RB Water Revenue BAB
5.87%, 06/01/40	180	240,944
Los Angeles Community College District GO BAB
6.75%, 08/01/42	500	672,060
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
5.74%, 06/01/39	60	74,669
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.49%, 08/01/33	500	636,775
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
Series D
6.57%, 07/01/41	450	656,933
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	450	538,619
6.76%, 07/01/34	500	662,390
Orange County Local Transportation Authority RB Sales Tax Revenue
Series A
6.91%, 02/15/41	250	346,640
San Diego County Water Authority RB Water Revenue BAB
6.14%, 05/01/25	500	673,505
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	350	428,883
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	300	369,567
State of California GO
5.45%, 04/01/15	750	833,310
6.20%, 03/01/19	400	474,736
State of California GO BAB
5.70%, 11/01/21	200	234,098
7.50%, 04/01/34	1,750	2,202,690
7.55%, 04/01/39	1,095	1,414,105
7.60%, 11/01/40	940	1,227,649
7.70%, 11/01/30 (Call 11/01/20)	100	118,844
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/32	700	855,680
5.95%, 05/15/26	200	243,510

		14,654,450
COLORADO—0.01%
Colorado Department of Transportation RB Bridge Enterprise Revenue
Series A
6.08%, 12/01/40	100	131,891

		131,891
CONNECTICUT—0.05%
State of Connecticut GO
Series A
5.85%, 03/15/32	500	627,545

		627,545
GEORGIA—0.07%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project J, Series 2010A
6.64%, 04/01/57	500	582,690
Project M, Series 2010A
6.66%, 04/01/57	200	230,232

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

State of Georgia GO
Series H
4.50%, 11/01/25	100	117,832

		930,754
ILLINOIS—0.51%
Chicago Board of Education GO BAB
6.14%, 12/01/39	175	195,823
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	690	837,688
City of Chicago RB Water Revenue BAB
6.74%, 11/01/40	50	68,163
City of Chicago Wastewater Transmission RB Sewer Revenue
6.90%, 01/01/40	105	134,936
Metropolitan Water Reclamation District of Greater Chicago GOL
5.72%, 12/01/38	200	256,698
State of Illinois GO
4.07%, 01/01/14	500	517,440
4.42%, 01/01/15	1,000	1,054,460
5.10%, 06/01/33	1,750	1,651,965
5.37%, 03/01/17	250	275,210
5.88%, 03/01/19	450	502,641
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	100	109,401
Series 5
7.35%, 07/01/35 (a)	1,100	1,274,966

		6,879,391
MASSACHUSETTS—0.09%
Commonwealth of Massachusetts GO BAB
Series E
4.20%, 12/01/21	235	267,475
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	480	536,265
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.73%, 06/01/40	100	133,701
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	205	269,540

		1,206,981
MISSISSIPPI—0.01%
State of Mississippi GO
5.25%, 11/01/34	100	119,320

		119,320
MISSOURI—0.05%
University of Missouri Curators RB College & University Revenue BAB
5.79%, 11/01/41	500	687,870

		687,870

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

NEVADA—0.03%
Clark County RB Port Airport & Marina Revenue BAB
Series C
6.82%, 07/01/36	250	352,880

		352,880
NEW JERSEY—0.27%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/23 (AGM)	300	179,775
0.00%, 02/15/24 (AGM)	250	139,433
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	700	918,393
New Jersey State Turnpike Authority RB Highway Revenue Tolls BAB
7.10%, 01/01/41	422	598,603
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	685	1,004,587
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	250	297,600
6.10%, 12/15/28 (Call 12/15/20)	250	283,187
Rutgers - State University of New Jersey RB College & University Revenue BAB
5.67%, 05/01/40	100	127,900

		3,549,478
NEW YORK—0.50%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	250	372,620
Series C-1
6.69%, 11/15/40	300	392,673
Series E
6.81%, 11/15/40	250	324,935
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.44%, 06/15/43	500	614,490
5.72%, 06/15/42	550	700,639
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	500	618,980
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	250	304,638
Series H
5.43%, 03/15/39	300	369,564
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	500	614,825
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.93%, 10/01/47 (GOI)	250	284,825
5.86%, 12/01/24 (GOI)	400	511,244
6.04%, 12/01/29 (GOI)	500	658,350
State of New York GO BAB
5.85%, 06/01/40	500	639,450
5.97%, 03/01/36	250	315,765

		6,722,998
OHIO—0.07%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
7.50%, 02/15/24	240	326,388
8.08%, 02/15/42	100	148,067
Series E
6.27%, 02/15/21	100	116,669

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Northeast Ohio Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40 (Call 11/15/20)	100	113,842
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	250	301,217

		1,006,183
OREGON—0.08%
Oregon State Department of Transportation RB Fuel Sales Tax Revenue
Series 2010A
5.83%, 11/15/34	500	653,075
State of Oregon GO
5.76%, 06/01/23	350	446,225

		1,099,300
PENNSYLVANIA—0.05%
Commonwealth of Pennsylvania GO BAB
Series B
4.65%, 02/15/26	300	347,583
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.51%, 12/01/40	250	290,895

		638,478
PUERTO RICO—0.05%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series A
3.88%, 02/01/17	500	508,835
Series B
3.67%, 05/01/14	200	203,800

		712,635
TEXAS—0.26%
City of Houston GOL
6.29%, 03/01/32	400	498,840
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	250	346,742
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	100	128,350
North Texas Tollway Authority RB Revenue BAB
6.72%, 01/01/40	450	616,014
State of Texas GO BAB
5.52%, 04/01/39	500	655,805
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.03%, 04/01/26	300	363,870
5.18%, 04/01/30	250	306,278
University of Texas System Board of Regents RB College & University Revenue
Series B
6.28%, 08/15/41 (Call 08/15/19)	500	589,515

		3,505,414

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

UTAH—0.07%
State of Utah GO BAB
Series D
4.55%, 07/01/24	750	885,765

		885,765
WASHINGTON—0.07%
State of Washington GO BAB
Series D
5.48%, 08/01/39	250	317,300
Washington State Convention Center Public Facilities District RB Hotel Occupancy Tax
6.79%, 07/01/40	500	622,125

		939,425
WISCONSIN—0.01%
State of Wisconsin RB General Fund
Series A
5.70%, 05/01/26 (AGM)	125	149,488

		149,488

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $39,540,896)		45,105,574

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.15%

MONEY MARKET FUNDS—6.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(e)(g)(h)	60,042,590	60,042,590
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(e)(g)(h)	5,726,483	5,726,483
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(e)(g)	16,538,869	16,538,869

		82,307,942

TOTAL SHORT-TERM INVESTMENTS
(Cost: $82,307,942)		82,307,942

TOTAL INVESTMENTS IN SECURITIES—104.34%
(Cost: $1,317,057,826)		1,395,346,307
Other Assets, Less Liabilities—(4.34)%		(58,100,301)

NET ASSETS—100.00%		$1,337,246,006

BAB	- Build America Bond
GO	- General Obligation
GOI	- General Obligation of the Issuer
GOL	- General Obligation Limited
GTD	- Guaranteed by the Commonwealth, County or State
RB	- Revenue Bond

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

May 31, 2012

Insured by:

AGM	- Assured Guaranty Municipal Corp.
NPFGC	- National Public Finance Guarantee Corp.

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(e)	Affiliated issuer. See Note 2.
(f)	Investments are denominated in U.S. dollars.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—33.13%

AEROSPACE & DEFENSE—0.62%
Boeing Co. (The)
5.00%, 03/15/14	$200	$215,754
General Dynamics Corp.
5.25%, 02/01/14	100	107,495
Lockheed Martin Corp.
Series B
6.15%, 09/01/36	101	126,867
Northrop Grumman Corp.
3.50%, 03/15/21	75	78,880
Raytheon Co.
3.13%, 10/15/20	100	105,619
4.88%, 10/15/40	50	55,849
United Technologies Corp.
1.80%, 06/01/17	100	101,389
6.05%, 06/01/36	101	127,867

		919,720
AGRICULTURE—0.34%
Altria Group Inc.
10.20%, 02/06/39	130	211,831
Archer-Daniels-Midland Co.
5.38%, 09/15/35	61	71,400
Philip Morris International Inc.
5.65%, 05/16/18	140	168,389
Reynolds American Inc.
7.25%, 06/15/37	51	62,910

		514,530
AIRLINES—0.07%
Continental Airlines Inc. 2007-1 Pass Through Trust
Class A
4.75%, 07/12/22(a)	49	51,244
Delta Air Lines Inc. 2010-2A Pass Through Trust
Class A
4.95%, 11/23/20	46	48,330

		99,574
AUTO MANUFACTURERS—0.13%
Daimler Finance North America LLC
6.50%, 11/15/13	154	165,933
Ford Motor Co.
7.45%, 07/16/31	25	32,688

		198,621
AUTO PARTS & EQUIPMENT—0.04%
Johnson Controls Inc.
4.25%, 03/01/21	50	54,855

		54,855

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2012

BANKS—6.58%
Bank of America Corp.
4.88%, 01/15/13(a)	177	180,093
5.00%, 05/13/21	100	100,137
5.42%, 03/15/17(a)	200	200,396
5.65%, 05/01/18	150	155,942
5.75%, 12/01/17	100	104,936
7.38%, 05/15/14	100	107,619
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)(a)	50	50,264
4.30%, 05/15/14	130	139,159
Bank of Nova Scotia
3.40%, 01/22/15	100	105,428
4.38%, 01/13/21	50	56,274
Barclays Bank PLC
5.20%, 07/10/14	250	262,731
BB&T Corp.
6.85%, 04/30/19	124	156,428
BNP Paribas SA
5.00%, 01/15/21(a)	50	49,891
Citigroup Inc.
4.50%, 01/14/22(a)	100	102,103
5.00%, 09/15/14	250	255,855
6.00%, 10/31/33	127	125,218
6.13%, 11/21/17	190	206,067
8.50%, 05/22/19(a)	170	208,259
Comerica Inc.
3.00%, 09/16/15	50	51,823
Credit Suisse New York
5.30%, 08/13/19(a)	100	111,832
5.50%, 05/01/14	200	213,026
Deutsche Bank AG London
6.00%, 09/01/17	132	149,926
Fifth Third Bancorp
3.63%, 01/25/16	100	105,436
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	75	73,865
5.00%, 10/01/14	143	148,353
5.25%, 07/27/21	200	196,700
6.00%, 05/01/14	50	52,564
6.15%, 04/01/18(a)	100	104,614
6.75%, 10/01/37	221	210,250
HSBC Holdings PLC
5.10%, 04/05/21	100	110,232
6.10%, 01/14/42	50	59,604
6.50%, 05/02/36	102	113,035
J.P. Morgan Chase & Co.
4.25%, 10/15/20(a)	200	207,405
4.35%, 08/15/21(a)	100	104,784
4.40%, 07/22/20(a)	100	104,660
5.38%, 10/01/12	103	104,643
5.60%, 07/15/41	125	137,087
5.75%, 01/02/13	103	105,722
J.P. Morgan Chase Capital XXV Series Y
6.80%, 10/01/37	100	100,000
KfW
1.50%, 04/04/14(a)	200	203,368
2.63%, 01/25/22	100	102,945
2.75%, 09/08/20	300	316,842
5.13%, 03/14/16	605	695,560

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2012

Landwirtschaftliche Rentenbank
Series G
5.00%, 11/08/16	202	234,931
Lloyds TSB Bank PLC
6.38%, 01/21/21(a)	100	107,506
Morgan Stanley
5.50%, 07/24/20(a)	300	279,780
5.75%, 10/18/16	355	357,422
National City Corp.
4.90%, 01/15/15	170	184,107
Oesterreichische Kontrollbank AG
4.75%, 10/16/12	250	253,822
Rabobank Nederland Utrecht
3.88%, 02/08/22	150	148,731
Royal Bank of Canada
2.30%, 07/20/16	100	103,520
Royal Bank of Scotland Group PLC
5.63%, 08/24/20	100	102,602
6.13%, 01/11/21	100	106,488
SunTrust Banks Inc.
5.25%, 11/05/12	94	95,683
UBS AG Stamford
5.88%, 12/20/17	250	272,862
US Bank N.A.
4.80%, 04/15/15	184	200,448
Wachovia Corp./Wells Fargo & Co.
5.75%, 06/15/17	255	297,019
Wells Fargo & Co.
1.25%, 02/13/15(a)	50	49,997
3.75%, 10/01/14(a)	200	210,903
5.63%, 12/11/17	200	232,972
Westpac Banking Corp.
4.20%, 02/27/15	125	133,317

		9,823,186
BEVERAGES—0.72%
Anheuser-Busch InBev Worldwide Inc.
4.13%, 01/15/15(a)	190	205,469
7.75%, 01/15/19	50	66,537
8.20%, 01/15/39	75	121,643
Coca-Cola Co. (The)
3.30%, 09/01/21	150	159,462
Diageo Capital PLC
5.88%, 09/30/36	81	103,471
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	50	52,241
Molson Coors Brewing Co.
3.50%, 05/01/22(a)	100	101,335
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	101	138,963
PepsiCo Inc.
7.90%, 11/01/18	90	120,411

		1,069,532
BIOTECHNOLOGY—0.22%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)	100	104,387
5.70%, 02/01/19	140	165,177
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	50	55,065

		324,629

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2012

BUILDING MATERIALS—0.14%
CRH America Inc.
5.30%, 10/15/13	202	210,784

		210,784
CHEMICALS—0.53%
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)(a)	100	105,820
5.25%, 11/15/41 (Call 05/15/41)	50	53,353
6.00%, 10/01/12	54	54,855
E.I. du Pont de Nemours and Co.
4.25%, 04/01/21(a)	50	57,406
5.25%, 12/15/16	131	154,238
Eastman Chemical Co.
3.00%, 12/15/15	50	51,782
Ecolab Inc.
3.00%, 12/08/16	100	105,318
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	50	53,185
PPG Industries Inc.
3.60%, 11/15/20	50	53,457
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)	100	100,585

		789,999
COMMERCIAL SERVICES—0.08%
Western Union Co. (The)
5.25%, 04/01/20	108	123,810

		123,810
COMPUTERS—0.48%
Dell Inc.
4.63%, 04/01/21(a)	100	110,234
Hewlett-Packard Co.
4.05%, 09/15/22	50	49,497
4.75%, 06/02/14	175	184,694
6.00%, 09/15/41	50	54,635
International Business Machines Corp.
2.90%, 11/01/21	125	130,986
5.60%, 11/30/39	50	66,119
5.70%, 09/14/17	100	120,585

		716,750
COSMETICS & PERSONAL CARE—0.15%
Colgate-Palmolive Co.
1.30%, 01/15/17	50	50,561
Procter & Gamble Co. (The)
1.80%, 11/15/15	100	102,978
5.55%, 03/05/37	51	68,136

		221,675

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2012

DISTRIBUTION & WHOLESALE—0.07%
Arrow Electronics Inc.
5.13%, 03/01/21	50	51,941
Ingram Micro Inc.
5.25%, 09/01/17	50	53,050

		104,991
DIVERSIFIED FINANCIAL SERVICES—2.70%
American Express Co.
6.80%, 09/01/66 (Call 09/01/16)(b)	81	83,025
8.15%, 03/19/38	103	162,924
Associates Corp. of North America
6.95%, 11/01/18	103	114,677
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	252	272,543
Capital One Bank (USA) N.A.
8.80%, 07/15/19	250	316,078
Credit Suisse (USA) Inc.
5.38%, 03/02/16	142	158,039
Ford Motor Credit Co. LLC
5.00%, 05/15/18	200	218,750
7.00%, 04/15/15	150	168,000
General Electric Capital Corp.
5.63%, 09/15/17	303	345,586
5.88%, 01/14/38	132	149,238
Series A
3.75%, 11/14/14	250	262,768
6.75%, 03/15/32	208	252,850
HSBC Finance Corp.
6.68%, 01/15/21	157	168,632
Jefferies Group Inc.
8.50%, 07/15/19	87	92,329
John Deere Capital Corp.
1.40%, 03/15/17	50	50,068
3.90%, 07/12/21	75	83,960
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	100	95,607
6.40%, 08/28/17	228	243,398
Murray Street Investment Trust I
4.65%, 03/09/17(c)	150	147,969
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	50	49,931
3.05%, 02/15/22 (Call 11/15/21)	50	51,745
Nomura Holdings Inc.
4.13%, 01/19/16(a)	100	101,529
SLM Corp.
7.25%, 01/25/22	50	48,750
Series A
5.38%, 05/15/14(a)	132	130,020
Swedish Export Credit Corp.
2.13%, 07/13/16	50	51,287
5.13%, 03/01/17	50	57,608
Toyota Motor Credit Corp.
1.00%, 02/17/15	50	49,970
3.40%, 09/15/21	100	105,710

		4,032,991

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2012

ELECTRIC—2.07%
Alabama Power Co.
4.10%, 01/15/42	100	104,976
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	100	128,083
Constellation Energy Group Inc.
4.55%, 06/15/15	92	98,735
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	50	53,342
Dominion Resources Inc.
4.45%, 03/15/21	100	112,519
Series C
4.90%, 08/01/41	50	55,690
5.15%, 07/15/15	143	159,545
Duke Energy Indiana Inc.
6.45%, 04/01/39	50	69,854
Duke Energy Ohio Inc.
5.45%, 04/01/19	100	121,002
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	100	103,441
Exelon Corp.
4.90%, 06/15/15	102	110,513
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	100	104,710
5.35%, 01/15/14(a)	152	161,297
FirstEnergy Solutions Corp.
6.80%, 08/15/39	100	110,394
Florida Power & Light Co.
5.95%, 02/01/38	94	126,603
Florida Power Corp.
6.40%, 06/15/38	75	103,682
Indiana Michigan Power Co.
7.00%, 03/15/19	134	167,342
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	50	60,672
LG&E and KU Energy LLC
2.13%, 11/15/15	50	50,037
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	102	128,373
Oncor Electric Delivery Co.
7.00%, 09/01/22	101	123,588
Pacific Gas & Electric Co.
4.80%, 03/01/14(a)	112	119,632
6.05%, 03/01/34	100	127,578
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	100	112,022
PSEG Power LLC
8.63%, 04/15/31(a)	61	87,634
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	51,382
Southern California Edison Co.
6.00%, 01/15/34	92	121,366
Southern Power Co.
5.15%, 09/15/41	50	56,424
Xcel Energy Inc.
6.50%, 07/01/36	125	169,037

		3,099,473

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2012

ELECTRICAL COMPONENTS & EQUIPMENT—0.08%
Emerson Electric Co.
4.25%, 11/15/20(a)	110	127,031

		127,031
ELECTRONICS—0.16%
Honeywell International Inc.
5.00%, 02/15/19	110	131,520
Koninklijke Philips Electronics NV
3.75%, 03/15/22	50	51,950
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	50	54,151

		237,621
ENVIRONMENTAL CONTROL—0.13%
Republic Services Inc.
5.50%, 09/15/19(a)	75	87,028
Waste Management Inc.
2.60%, 09/01/16	50	51,690
7.00%, 07/15/28	41	53,393

		192,111
FOOD—0.81%
Campbell Soup Co.
3.05%, 07/15/17	50	54,011
ConAgra Foods Inc.
5.88%, 04/15/14	50	54,151
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	100	103,076
H.J. Heinz Co.
2.85%, 03/01/22 (Call 12/01/21)	100	100,587
Hershey Co. (The)
4.13%, 12/01/20	50	56,676
Kellogg Co.
4.15%, 11/15/19(a)	130	143,756
Kraft Foods Inc.
6.13%, 02/01/18	200	239,591
6.50%, 02/09/40	125	159,223
Kroger Co. (The)
5.50%, 02/01/13	101	104,133
Safeway Inc.
3.95%, 08/15/20(a)	50	48,360
Unilever Capital Corp.
5.90%, 11/15/32	102	139,958

		1,203,522
FOREST PRODUCTS & PAPER—0.13%
Georgia-Pacific LLC
8.00%, 01/15/24	50	66,342
International Paper Co.
7.30%, 11/15/39	100	122,584

		188,926

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2012

GAS—0.05%
Sempra Energy
6.00%, 10/15/39	55	71,357

		71,357
HEALTH CARE - PRODUCTS—0.36%
Baxter International Inc.
1.85%, 01/15/17(a)	150	152,871
Boston Scientific Corp.
6.00%, 01/15/20	50	59,288
6.40%, 06/15/16	50	57,820
Covidien International Finance SA
4.20%, 06/15/20	100	110,162
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	50	51,647
4.50%, 03/15/42 (Call 09/15/41)	50	55,042
St. Jude Medical Inc.
2.50%, 01/15/16	50	51,719

		538,549
HEALTH CARE - SERVICES—0.46%
Aetna Inc.
6.75%, 12/15/37	100	131,780
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	50	52,332
4.38%, 12/15/20 (Call 09/15/20)	50	53,853
Humana Inc.
7.20%, 06/15/18	25	30,267
UnitedHealth Group Inc.
5.38%, 03/15/16	140	159,792
5.80%, 03/15/36	51	62,600
WellPoint Inc.
5.25%, 01/15/16	120	134,809
5.85%, 01/15/36	50	58,800

		684,233
HOLDING COMPANIES - DIVERSIFIED—0.14%
Encana Holdings Finance Corp.
5.80%, 05/01/14	190	205,311

		205,311
HOUSEHOLD PRODUCTS & WARES—0.08%
Kimberly-Clark Corp.
6.13%, 08/01/17	103	126,190

		126,190
INSURANCE—1.23%
ACE INA Holdings Inc.
2.60%, 11/23/15	100	103,705
Aflac Inc.
3.45%, 08/15/15(a)	50	52,554
Allstate Corp. (The)
5.55%, 05/09/35	132	153,407
American International Group Inc.
5.45%, 05/18/17	170	184,013
5.85%, 01/16/18	50	54,825
8.18%, 05/15/58 (Call 05/15/38)(b)	100	104,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2012

Berkshire Hathaway Finance Corp.
4.85%, 01/15/15(a)	122	134,451
Chubb Corp. (The)
5.75%, 05/15/18	150	183,408
CNA Financial Corp.
5.88%, 08/15/20	25	27,370
Hartford Financial Services Group Inc.
5.50%, 03/30/20	75	78,735
Lincoln National Corp.
8.75%, 07/01/19	50	63,704
MetLife Inc.
5.00%, 06/15/15	254	278,305
6.40%, 12/15/36 (Call 12/15/31)	25	23,750
Prudential Financial Inc.
5.70%, 12/14/36	101	106,252
Series D
4.75%, 09/17/15	100	107,719
Travelers Companies Inc. (The)
5.80%, 05/15/18	150	182,129

		1,838,327
IRON & STEEL—0.18%
ArcelorMittal SA
3.75%, 02/25/15(a)	50	50,059
6.25%, 02/25/22	50	49,349
9.85%, 06/01/19	100	116,279
Cliffs Natural Resources Inc.
4.88%, 04/01/21	50	51,978

		267,665
MACHINERY—0.22%
Caterpillar Inc.
3.90%, 05/27/21	50	55,687
5.20%, 05/27/41	25	30,278
5.70%, 08/15/16 (a)	204	240,428

		326,393
MANUFACTURING—0.28%
General Electric Co.
5.00%, 02/01/13	254	261,293
Tyco International Ltd.
6.88%, 01/15/21	125	160,670

		421,963
MEDIA—1.49%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	143	151,198
Comcast Corp.
6.45%, 03/15/37	132	162,525
6.95%, 08/15/37	100	128,822
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.00%, 03/01/21	100	109,397
6.00%, 08/15/40 (Call 05/15/40)	50	54,163
Discovery Communications LLC
4.38%, 06/15/21	50	54,250
NBCUniversal Media LLC
4.38%, 04/01/21	100	109,941
5.95%, 04/01/41	50	59,472

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2012

News America Inc.
5.30%, 12/15/14(a)	183	200,655
6.15%, 02/15/41	125	145,334
Time Warner Cable Inc.
6.55%, 05/01/37	81	94,438
6.75%, 06/15/39	75	90,063
7.50%, 04/01/14	140	154,759
8.25%, 04/01/19	75	97,913
Time Warner Inc.
4.75%, 03/29/21	50	55,997
7.70%, 05/01/32	202	267,567
Viacom Inc.
4.50%, 03/01/21	100	111,216
7.88%, 07/30/30	57	75,845
Walt Disney Co. (The)
1.13%, 02/15/17	50	49,669
2.55%, 02/15/22	50	50,082

		2,223,306
MINING—0.94%
Alcoa Inc.
5.55%, 02/01/17(a)	61	66,832
5.95%, 02/01/37	61	59,321
Barrick North America Finance LLC
4.40%, 05/30/21	100	107,450
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	193	200,062
Newmont Mining Corp.
6.25%, 10/01/39	50	56,281
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	50	51,038
5.20%, 11/02/40	75	86,173
9.00%, 05/01/19	88	121,216
Southern Copper Corp.
6.75%, 04/16/40	25	26,069
Teck Resources Ltd.
3.85%, 08/15/17	150	159,291
4.50%, 01/15/21(a)	100	105,248
Vale Overseas Ltd.
4.63%, 09/15/20	100	103,081
6.25%, 01/23/17	152	171,816
6.88%, 11/21/36	75	85,277

		1,399,155
MULTI-NATIONAL—1.64%
European Bank for Reconstruction and Development
1.00%, 02/16/17	100	100,121
European Investment Bank
1.88%, 06/17/13	350	354,637
2.13%, 07/15/16	250	257,242
4.00%, 02/16/21	200	222,749
4.63%, 05/15/14	605	648,545
International Bank for Reconstruction and Development
0.50%, 11/26/13	100	100,186
1.00%, 09/15/16	250	253,153
2.13%, 03/15/16	250	263,480
International Finance Corp.
1.13%, 11/23/16	250	253,973

		2,454,086

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2012

OFFICE & BUSINESS EQUIPMENT—0.20%
Xerox Corp.
4.25%, 02/15/15	150	159,035
5.63%, 12/15/19	125	139,133

		298,168
OIL & GAS—2.12%
Anadarko Petroleum Corp.
5.95%, 09/15/16	202	228,668
6.20%, 03/15/40	50	56,916
Apache Corp.
5.25%, 04/15/13	101	104,852
BP Capital Markets PLC
3.13%, 10/01/15	50	52,677
3.56%, 11/01/21	50	52,200
3.88%, 03/10/15	150	160,184
Canadian Natural Resources Ltd.
6.25%, 03/15/38	61	75,063
ConocoPhillips
5.75%, 02/01/19	50	61,540
ConocoPhillips Holding Co.
6.95%, 04/15/29	204	287,668
Devon Energy Corp.
7.95%, 04/15/32	57	81,998
EOG Resources Inc.
4.10%, 02/01/21	100	110,910
EQT Corp.
4.88%, 11/15/21	50	51,312
Hess Corp.
7.13%, 03/15/33	51	64,000
Husky Energy Inc.
7.25%, 12/15/19	50	62,478
Marathon Oil Corp.
6.00%, 10/01/17	48	56,284
Marathon Petroleum Corp.
5.13%, 03/01/21(a)	50	55,162
Nexen Inc.
6.20%, 07/30/19	50	58,450
6.40%, 05/15/37	75	81,437
7.50%, 07/30/39	50	60,386
NuStar Logistics LP
4.80%, 09/01/20	25	26,337
Petrobras International Finance Co.
3.50%, 02/06/17	50	50,525
5.38%, 01/27/21	50	53,361
5.75%, 01/20/20	234	256,503
Shell International Finance BV
3.10%, 06/28/15	100	106,586
6.38%, 12/15/38	100	139,900
Statoil ASA
5.25%, 04/15/19	100	120,054
Suncor Energy Inc.
6.10%, 06/01/18	150	178,346
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	50	50,143
Total Capital
4.13%, 01/28/21	100	111,338
Transocean Inc.
6.00%, 03/15/18	125	140,748
6.50%, 11/15/20	100	114,460

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2012

Valero Energy Corp.
7.50%, 04/15/32	51	60,351

		3,170,837
OIL & GAS SERVICES—0.20%
Baker Hughes Inc.
3.20%, 08/15/21	50	52,105
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	52,777
Weatherford International Ltd.
9.63%, 03/01/19	150	197,065

		301,947
PHARMACEUTICALS—1.55%
Abbott Laboratories
5.30%, 05/27/40	50	61,197
5.88%, 05/15/16	101	118,671
AmerisourceBergen Corp.
5.88%, 09/15/15	101	115,643
AstraZeneca PLC
5.40%, 09/15/12	132	133,764
6.45%, 09/15/37	50	67,727
Bristol-Myers Squibb Co.
5.88%, 11/15/36	45	58,353
Eli Lilly and Co.
5.55%, 03/15/37	81	101,841
Express Scripts Holding Co.
2.10%, 02/12/15(d)	50	50,654
4.75%, 11/15/21(d)	100	110,577
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	158	189,534
Johnson & Johnson
4.85%, 05/15/41	50	63,097
5.55%, 08/15/17(a)	90	109,848
McKesson Corp.
5.70%, 03/01/17(a)	61	71,720
Medco Health Solutions Inc.
2.75%, 09/15/15	50	51,183
Merck & Co. Inc.
4.75%, 03/01/15	90	99,383
5.85%, 06/30/39	50	68,628
Novartis Securities Investment Ltd.
5.13%, 02/10/19	100	120,308
Pfizer Inc.
7.20%, 03/15/39	80	121,525
Sanofi
1.20%, 09/30/14	50	50,440
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	200	214,273
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	101	128,784
Wyeth LLC
5.50%, 02/01/14	193	208,263

		2,315,413

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2012

PIPELINES—0.86%
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	25	27,121
Duke Capital LLC
6.25%, 02/15/13	152	156,886
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	100	101,614
6.50%, 02/01/42 (Call 08/01/41)	50	52,931
Enterprise Products Operating LLC
5.70%, 02/15/42	50	56,070
Series G
5.60%, 10/15/14	142	155,979
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	92	105,451
Magellan Midstream Partners LP
4.25%, 02/01/21	100	106,095
ONEOK Inc.
6.00%, 06/15/35	61	68,230
Plains All American Pipeline LP
3.95%, 09/15/15(a)	100	106,495
TransCanada PipeLines Ltd.
7.13%, 01/15/19	114	145,347
7.63%, 01/15/39	75	111,647
Williams Partners LP
5.25%, 03/15/20	84	94,365

		1,288,231
REAL ESTATE INVESTMENT TRUSTS—0.64%
American Tower Corp.
5.05%, 09/01/20	50	52,825
Boston Properties LP
4.13%, 05/15/21	150	157,972
ERP Operating LP
5.25%, 09/15/14	84	89,846
HCP Inc.
6.70%, 01/30/18	134	156,446
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)(a)	100	101,756
Simon Property Group LP
4.38%, 03/01/21 (Call 12/01/20)	150	164,185
5.65%, 02/01/20 (Call 11/01/19)	150	175,923
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22	50	50,272

		949,225
RETAIL—1.17%
Costco Wholesale Corp.
5.50%, 03/15/17	81	96,867
CVS Caremark Corp.
4.75%, 05/18/20 (Call 12/18/19)	25	28,784
5.75%, 06/01/17	125	147,391
6.13%, 08/15/16	61	71,582
Home Depot Inc. (The)
5.40%, 03/01/16	102	117,578
5.88%, 12/16/36	63	79,426
Lowe’s Companies Inc.
3.80%, 11/15/21 (Call 08/15/21)(a)	150	161,715
6.88%, 02/15/28	25	32,571

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2012

Macy’s Retail Holdings Inc.
6.38%, 03/15/37	50	60,367
McDonald’s Corp.
5.35%, 03/01/18	130	156,118
Target Corp.
2.90%, 01/15/22	100	102,276
7.00%, 01/15/38	103	146,583
Wal-Mart Stores Inc.
4.55%, 05/01/13	262	272,018
5.00%, 10/25/40	100	116,541
5.63%, 04/15/41	75	94,729
6.50%, 08/15/37	50	68,567

		1,753,113
SEMICONDUCTORS—0.10%
Intel Corp.
1.95%, 10/01/16	100	103,628
Texas Instruments Inc.
1.38%, 05/15/14	50	50,686

		154,314
SOFTWARE—0.32%
Microsoft Corp.
1.63%, 09/25/15(a)	150	154,428
4.50%, 10/01/40	50	57,003
Oracle Corp.
5.25%, 01/15/16(a)	132	151,447
5.38%, 07/15/40	100	121,773

		484,651
TELECOMMUNICATIONS—2.19%
America Movil SAB de CV
5.00%, 03/30/20	150	167,129
6.13%, 03/30/40	100	119,044
AT&T Inc.
2.95%, 05/15/16(a)	75	79,635
3.88%, 08/15/21	150	164,269
6.55%, 02/15/39	150	190,928
BellSouth Corp.
6.00%, 11/15/34	202	225,617
British Telecommunications PLC
9.63%, 12/15/30	31	47,105
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	160	171,593
CenturyLink Inc.
7.65%, 03/15/42	50	47,377
Cisco Systems Inc.
4.45%, 01/15/20	130	150,119
5.50%, 02/22/16	101	117,494
Deutsche Telekom International Finance BV
4.88%, 07/08/14	75	79,789
8.75%, 06/15/30	61	84,211
France Telecom SA
8.50%, 03/01/31	77	105,277
Juniper Networks Inc.
4.60%, 03/15/21	200	216,818
Qwest Corp.
6.75%, 12/01/21	100	112,058
6.88%, 09/15/33 (Call 07/02/12)	31	30,845

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2012

Rogers Wireless Inc.
6.38%, 03/01/14	61	66,430
Telecom Italia Capital SA
5.25%, 10/01/15	160	156,000
Telefonica Emisiones SAU
3.99%, 02/16/16(a)	100	91,936
Telefonica Europe BV
8.25%, 09/15/30	77	76,142
Verizon Communications Inc.
3.50%, 11/01/21	100	106,693
5.55%, 02/15/16	132	151,554
7.35%, 04/01/39	184	262,696
Vodafone Group PLC
4.38%, 03/16/21(a)	50	56,805
5.75%, 03/15/16(a)	162	186,807

		3,264,371
TRANSPORTATION—0.46%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	102	127,985
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	50	51,776
CSX Corp.
4.25%, 06/01/21 (Call 03/01/21)	100	109,154
6.22%, 04/30/40	25	30,348
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	50	50,592
4.84%, 10/01/41	57	62,395
Union Pacific Corp.
5.78%, 07/15/40	80	98,485
United Parcel Service Inc.
4.50%, 01/15/13	160	163,883

		694,618

TOTAL CORPORATE BONDS & NOTES
(Cost: $45,601,964)		49,485,754

FOREIGN AGENCY OBLIGATIONS(e)—1.61%

CANADA—0.89%
Export Development Canada
3.13%, 04/24/14	204	214,369
Hydro-Quebec
2.00%, 06/30/16	150	155,470
Manitoba (Province of)
1.30%, 04/03/17	100	101,126
Nova Scotia (Province of)
2.38%, 07/21/15	100	104,599
Ontario (Province of)
2.30%, 05/10/16	150	156,680
4.40%, 04/14/20	100	116,491
4.95%, 11/28/16(a)	160	185,585
Quebec (Province of)
5.00%, 03/01/16	122	139,941
7.50%, 09/15/29	102	161,021

		1,335,282

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2012

JAPAN—0.07%
Japan Finance Corp.
2.50%, 01/21/16	100	105,182

		105,182
MEXICO—0.19%
Pemex Project Funding Master Trust
5.75%, 03/01/18	100	111,250
6.63%, 06/15/35	102	115,770
Petroleos Mexicanos
5.50%, 01/21/21	50	55,000

		282,020
PHILIPPINES—0.22%
Asian Development Bank
2.75%, 05/21/14	309	323,210

		323,210
SUPRANATIONAL—0.24%
Inter-American Development Bank
3.88%, 02/14/20	100	117,516
5.13%, 09/13/16	203	240,158

		357,674

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $2,251,708)		2,403,368

FOREIGN GOVERNMENT OBLIGATIONS(e)—1.91%

BRAZIL—0.58%
Brazil (Federative Republic of)
4.88%, 01/22/21	200	227,300
6.00%, 01/17/17	150	176,775
7.13%, 01/20/37	100	138,250
8.00%, 01/15/18	272	319,600

		861,925
COLOMBIA—0.13%
Colombia (Republic of)
7.38%, 03/18/19	150	191,250

		191,250
ITALY—0.24%
Italy (Republic of)
4.50%, 01/21/15	260	259,354
5.38%, 06/12/17(a)	100	100,267

		359,621
MEXICO—0.39%
United Mexican States
3.63%, 03/15/22(a)	100	102,250
6.38%, 01/16/13	193	199,080
7.50%, 04/08/33	204	287,640

		588,970

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2012

PANAMA—0.20%
Panama (Republic of)
5.20%, 01/30/20	150	172,500
6.70%, 01/26/36	100	131,000

		303,500
PERU—0.17%
Peru (Republic of)
7.13%, 03/30/19	200	254,000

		254,000
POLAND—0.13%
Poland (Republic of)
6.38%, 07/15/19	170	195,500

		195,500
SOUTH AFRICA—0.07%
South Africa (Republic of)
4.67%, 01/17/24	100	102,650

		102,650

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $2,704,858)		2,857,416

MUNICIPAL DEBT OBLIGATIONS—1.23%

CALIFORNIA—0.48%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
Series S1
7.04%, 04/01/50	100	142,172
Los Angeles Community College District GO BAB
6.75%, 08/01/49	100	134,412
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
Series D
6.57%, 07/01/45	50	72,993
Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	80	98,370
State of California GO BAB
7.30%, 10/01/39	215	268,000

		715,947
GEORGIA—0.06%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project M, Series 2010A
6.66%, 04/01/57	80	92,093

		92,093
ILLINOIS—0.15%
State of Illinois GO
5.10%, 06/01/33	235	221,835

		221,835

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2012

MASSACHUSETTS—0.06%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	75	83,791

		83,791
NEW JERSEY—0.08%
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	100	119,040

		119,040
NEW YORK—0.23%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	60	89,429
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	100	127,389
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.86%, 12/01/24 (GOI)	100	127,811

		344,629
OHIO—0.17%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
Series E
6.27%, 02/15/50	50	58,334
Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	170	195,349

		253,683

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,549,549)		1,831,018

U.S. GOVERNMENT & AGENCY OBLIGATIONS—60.93%

U.S. GOVERNMENT AGENCY OBLIGATIONS—8.23%
Federal Home Loan Banks
0.38%, 01/29/14(a)	1,000	1,000,583
5.00%, 11/17/17	170	205,918
5.50%, 08/13/14	600	666,574
Federal Home Loan Mortgage Corp.
1.75%, 05/30/19	180	183,909
2.38%, 01/13/22	15	15,441
4.50%, 01/15/13	1,794	1,841,767
4.50%, 01/15/15	1,210	1,335,808
4.88%, 11/15/13	120	127,850
4.88%, 06/13/18	704	853,983
6.75%, 03/15/31	45	69,522
Federal National Mortgage Association
0.50%, 08/09/13	500	501,343
1.25%, 06/22/12	1,207	1,207,774
1.25%, 01/30/17	300	304,910
2.75%, 03/13/14(a)	220	229,403
5.00%, 04/15/15	1,840	2,073,242
5.38%, 06/12/17	450	546,459
6.63%, 11/15/30(a)	740	1,126,822

		12,291,308

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2012

U.S. GOVERNMENT OBLIGATIONS—52.70%
U.S. Treasury Bonds
3.00%, 05/15/42	400	427,000
3.13%, 11/15/41(a)	750	820,185
3.13%, 02/15/42	875	956,673
3.75%, 08/15/41(a)	500	613,255
3.88%, 08/15/40	750	939,532
4.25%, 11/15/40	730	971,776
4.38%, 05/15/41	250	339,680
4.50%, 08/15/39(a)	2,268	3,131,087
4.75%, 02/15/41(a)	1,080	1,551,960
7.63%, 02/15/25(a)	2,400	3,973,032
U.S. Treasury Notes
0.13%, 12/31/13	800	798,240
0.25%, 11/30/13	500	499,955
0.25%, 01/31/14	500	499,920
0.25%, 02/28/14	500	499,880
0.25%, 02/15/15(a)	1,000	997,560
0.38%, 11/15/14(a)	50	50,072
0.50%, 05/31/13(a)	1,500	1,504,320
0.63%, 04/30/13	1,750	1,756,563
0.88%, 12/31/16	1,650	1,669,305
0.88%, 02/28/17	650	657,469
1.00%, 01/15/14	1,000	1,011,700
1.00%, 09/30/16	150	152,694
1.00%, 10/31/16	650	661,642
1.25%, 03/15/14	2,550	2,594,497
1.25%, 04/15/14(a)	2,800	2,850,540
1.38%, 09/15/12(a)	1,785	1,791,408
1.38%, 05/15/13(a)	820	828,979
1.50%, 03/31/19	450	465,079
2.00%, 04/30/16(a)	3,300	3,488,100
2.00%, 11/15/21	650	677,879
2.00%, 02/15/22(a)	1,720	1,789,591
2.13%, 02/29/16	2,800	2,969,372
2.38%, 02/28/15	1,400	1,476,916
2.38%, 07/31/17	3,080	3,336,626
2.38%, 05/31/18(a)	1,000	1,088,570
2.50%, 03/31/15	750	795,015
2.50%, 04/30/15	2,417	2,565,621
3.00%, 02/28/17	1,750	1,941,292
3.13%, 05/15/21(a)	600	687,156
3.25%, 03/31/17	302	338,919
3.63%, 08/15/19	6,360	7,509,125
3.63%, 02/15/21(a)	390	463,090
4.63%, 11/15/16	6,676	7,853,313
4.75%, 05/15/14(a)	6,100	6,630,334
8.13%, 08/15/19(a)	1,410	2,108,838

		78,733,760

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $84,206,737)		91,025,068

Security	Shares	Value

SHORT-TERM INVESTMENTS—23.45%

MONEY MARKET FUNDS—23.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(f)(g)(h)	30,734,711	30,734,711

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

May 31, 2012

BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(f)(g)(h)	2,931,283	2,931,283
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(f)(h)	1,366,179	1,366,179

		35,032,173

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,032,173)		35,032,173

TOTAL INVESTMENTS IN SECURITIES—122.26%
(Cost: $171,346,989)		182,634,797
Other Assets, Less Liabilities—(22.26)%		(33,253,099)

NET ASSETS—100.00%		$149,381,698

BAB	- Build America Bond
GO	- General Obligation
GOL	- General Obligation Limited
RB	- Revenue Bond

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Investments are denominated in U.S. dollars.
(f)	Affiliated issuer. See Note 2.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(h)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—89.83%

ADVERTISING—0.17%
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22	$450	$448,869
10.00%, 07/15/17 (Call 07/15/13)	1,000	1,120,000
Omnicom Group Inc.
3.63%, 05/01/22	100	101,200
4.45%, 08/15/20	800	865,597
5.90%, 04/15/16	2,000	2,287,547
6.25%, 07/15/19	1,000	1,178,850
WPP Finance UK
8.00%, 09/15/14	2,000	2,271,056

		8,273,119
AEROSPACE & DEFENSE—1.13%
Boeing Co. (The)
4.88%, 02/15/20	1,250	1,507,349
5.00%, 03/15/14	4,500	4,854,468
6.00%, 03/15/19	3,050	3,847,167
Embraer Overseas Ltd.
6.38%, 01/15/20	1,750	1,942,290
Exelis Inc.
5.55%, 10/01/21(a)	500	544,370
General Dynamics Corp.
2.25%, 07/15/16	650	676,820
3.88%, 07/15/21 (Call 04/15/21)	500	555,222
4.25%, 05/15/13	2,500	2,588,824
5.25%, 02/01/14	2,674	2,874,408
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	1,750	1,897,988
L-3 Communications Corp.
3.95%, 11/15/16	550	585,325
4.75%, 07/15/20	1,750	1,873,955
4.95%, 02/15/21 (Call 11/15/20)	1,100	1,188,215
5.20%, 10/15/19	1,300	1,430,878
Lockheed Martin Corp.
2.13%, 09/15/16	3,000	3,062,438
3.35%, 09/15/21	1,000	1,033,866
4.25%, 11/15/19	1,250	1,395,191
Northrop Grumman Corp.
1.85%, 11/15/15	2,000	2,026,692
3.70%, 08/01/14	2,500	2,626,780
Raytheon Co.
1.40%, 12/15/14	1,400	1,422,219
4.40%, 02/15/20(b)	2,550	2,910,512
6.40%, 12/15/18	500	630,003
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	250	261,629
5.25%, 07/15/19	200	237,387
United Technologies Corp.
1.80%, 06/01/17	1,900	1,926,398
3.10%, 06/01/22	950	986,447
4.50%, 04/15/20	3,500	4,056,800
4.88%, 05/01/15	2,100	2,337,660
6.13%, 02/01/19	1,711	2,121,595

		53,402,896

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

AGRICULTURE—1.11%
Altria Group Inc.
4.13%, 09/11/15	1,000	1,086,901
4.75%, 05/05/21	5,709	6,353,588
8.50%, 11/10/13	2,850	3,152,210
9.25%, 08/06/19	2,625	3,599,800
9.70%, 11/10/18	3,555	4,897,762
Archer-Daniels-Midland Co.
4.48%, 03/01/21(b)	2,000	2,329,682
5.45%, 03/15/18	750	896,622
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	350	368,551
5.35%, 04/15/14	2,875	3,041,907
8.50%, 06/15/19	900	1,131,791
Lorillard Tobacco Co.
3.50%, 08/04/16	150	155,785
6.88%, 05/01/20(b)	2,500	2,977,796
8.13%, 06/23/19(b)	800	1,002,320
Philip Morris International Inc.
1.63%, 03/20/17(b)	2,000	2,018,914
2.50%, 05/16/16	3,800	3,994,857
4.13%, 05/17/21	1,000	1,114,382
4.50%, 03/26/20	1,750	2,033,487
4.88%, 05/16/13	2,900	3,020,638
5.65%, 05/16/18	3,333	4,008,857
Reynolds American Inc.
6.75%, 06/15/17	1,322	1,578,112
7.25%, 06/01/13	1,950	2,063,542
7.63%, 06/01/16	1,500	1,799,101

		52,626,605
AIRLINES—0.24%
American Airlines Inc. 2011-1 Pass Through Trust
Class A
5.25%, 07/31/22(b)	388	399,977
American Airlines Inc. 2011-2 Pass Through Trust
Class A
8.63%, 04/15/23(b)	2,087	2,201,287
Continental Airlines Inc. 2007-1 Pass Through Trust
Class A
4.75%, 07/12/22(b)	196	204,974
Delta Air Lines Inc. 2010-1A Pass Through Trust
Class A
6.20%, 01/02/20	1,799	1,946,950
Southwest Airlines Co.
5.75%, 12/15/16(b)	2,000	2,252,496
United Airlines Inc. 2009-1 Pass Through Trust
10.40%, 05/01/18	2,184	2,495,369
United Airlines Inc. 2009-2A Pass Through Trust
9.75%, 07/15/18	1,670	1,903,540

		11,404,593
APPAREL—0.03%
VF Corp.
3.50%, 09/01/21	600	640,028
5.95%, 11/01/17	500	591,862

		1,231,890

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

AUTO MANUFACTURERS—0.11%
Daimler Finance North America LLC
6.50%, 11/15/13	3,333	3,591,270
Ford Motor Co.
6.50%, 08/01/18	1,500	1,710,000

		5,301,270
AUTO PARTS & EQUIPMENT—0.15%
BorgWarner Inc.
4.63%, 09/15/20	600	653,557
Johnson Controls Inc.
2.60%, 12/01/16	1,000	1,033,535
3.75%, 12/01/21 (Call 09/01/21)	2,000	2,115,374
4.25%, 03/01/21	1,000	1,097,105
5.50%, 01/15/16	2,200	2,478,346

		7,377,917
BANKS—22.61%
Abbey National Treasury Services PLC
2.88%, 04/25/14	3,000	2,932,477
4.00%, 04/27/16	1,250	1,224,714
American Express Bank FSB
6.00%, 09/13/17	750	882,362
American Express Centurion Bank
6.00%, 09/13/17	1,250	1,470,604
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	700	739,038
Bancolombia SA
5.95%, 06/03/21	1,500	1,556,250
Bank of America Corp.
3.63%, 03/17/16	3,750	3,704,622
3.70%, 09/01/15	5,500	5,499,346
4.50%, 04/01/15	6,000	6,119,212
5.00%, 05/13/21	6,350	6,358,670
5.42%, 03/15/17	2,250	2,254,456
5.49%, 03/15/19	2,200	2,213,352
5.63%, 07/01/20	4,750	4,919,480
5.65%, 05/01/18	8,775	9,122,582
5.70%, 01/24/22	3,000	3,187,160
5.75%, 12/01/17	5,500	5,771,498
6.50%, 08/01/16	10,950	11,872,062
7.38%, 05/15/14	4,500	4,842,863
7.63%, 06/01/19	2,100	2,411,477
Series 1
3.75%, 07/12/16	5,950	5,878,246
Bank of America N.A.
5.30%, 03/15/17	2,500	2,534,531
6.10%, 06/15/17	5,850	6,101,529
Bank of Montreal
1.75%, 04/29/14	3,250	3,304,233
2.13%, 06/28/13	1,000	1,015,583
2.50%, 01/11/17	2,000	2,059,831
Bank of New York Mellon Corp. (The)
1.97%, 06/20/17(c)	500	504,776
2.30%, 07/28/16	2,750	2,841,669
2.95%, 06/18/15	1,000	1,052,128
3.10%, 01/15/15(b)	500	525,740

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

3.55%, 09/23/21 (Call 08/23/21)	4,050	4,321,133
4.15%, 02/01/21	1,000	1,112,942
4.30%, 05/15/14	6,750	7,225,559
4.60%, 01/15/20	925	1,050,057
5.45%, 05/15/19	1,500	1,772,430
Bank of Nova Scotia
1.85%, 01/12/15	2,500	2,548,007
2.55%, 01/12/17	1,500	1,554,951
2.90%, 03/29/16	2,000	2,106,015
3.40%, 01/22/15	3,200	3,373,699
4.38%, 01/13/21	2,650	2,982,519
Barclays Bank PLC
2.38%, 01/13/14	2,000	2,000,841
2.75%, 02/23/15	1,000	999,128
5.00%, 09/22/16	3,550	3,827,279
5.13%, 01/08/20	6,750	7,252,239
5.20%, 07/10/14	7,600	7,987,029
6.28%, 12/29/49 (Call 12/15/34)(b)(d)	100	75,906
6.75%, 05/22/19	2,250	2,599,573
BB&T Corp.
2.05%, 04/28/14 (Call 03/28/14)	2,000	2,040,829
2.15%, 03/22/17 (Call 02/22/17)	3,250	3,299,058
3.20%, 03/15/16 (Call 02/16/16)	750	794,774
5.20%, 12/23/15	2,137	2,343,669
5.25%, 11/01/19(b)	2,100	2,370,266
5.70%, 04/30/14	2,700	2,933,608
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	4,500	4,300,927
BNP Paribas SA
3.25%, 03/11/15(b)	3,600	3,594,902
3.60%, 02/23/16	1,500	1,488,548
5.00%, 01/15/21	6,500	6,485,885
Canadian Imperial Bank of Commerce
1.45%, 09/13/13	1,500	1,514,005
2.35%, 12/11/15	1,700	1,755,247
Capital One Financial Corp.
2.13%, 07/15/14	3,000	3,019,090
2.15%, 03/23/15	500	502,682
3.15%, 07/15/16(b)	1,650	1,706,776
4.75%, 07/15/21	1,500	1,645,227
6.15%, 09/01/16	1,750	1,937,345
6.75%, 09/15/17	2,000	2,388,951
7.38%, 05/23/14	1,900	2,092,472
China Development Bank
5.00%, 10/15/15(b)	1,000	1,088,246
Citigroup Inc.
3.95%, 06/15/16	3,000	3,025,900
4.45%, 01/10/17	2,000	2,065,481
4.50%, 01/14/22(b)	3,000	3,063,082
4.59%, 12/15/15	1,900	1,977,633
4.75%, 05/19/15	2,000	2,078,280
5.00%, 09/15/14	10,260	10,500,286
5.30%, 01/07/16	4,100	4,323,238
5.38%, 08/09/20	1,000	1,078,451
5.50%, 10/15/14(b)	2,000	2,119,839
5.50%, 02/15/17	2,250	2,308,751
6.00%, 12/13/13	2,000	2,101,004
6.00%, 08/15/17	7,750	8,369,156
6.01%, 01/15/15	4,000	4,280,356
6.13%, 11/21/17	7,360	7,982,379
6.13%, 05/15/18	6,450	7,002,449
6.38%, 08/12/14	6,750	7,220,498
6.50%, 08/19/13	4,300	4,511,677

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

8.50%, 05/22/19	5,250	6,431,512
Comerica Bank
5.20%, 08/22/17	2,700	3,030,909
Commonwealth Bank of Australia
1.95%, 03/16/15	2,000	2,013,418
Credit Suisse New York
2.20%, 01/14/14	3,000	3,030,200
3.50%, 03/23/15	2,500	2,580,981
4.38%, 08/05/20	1,250	1,317,997
5.00%, 05/15/13	2,600	2,690,602
5.30%, 08/13/19	3,500	3,914,123
5.40%, 01/14/20	4,000	4,054,442
5.50%, 05/01/14(b)	4,900	5,219,147
6.00%, 02/15/18	3,000	3,166,783
Deutsche Bank AG London
3.25%, 01/11/16	1,000	1,021,539
3.45%, 03/30/15(b)	3,950	4,078,920
3.88%, 08/18/14	2,500	2,599,990
4.88%, 05/20/13	3,900	4,023,603
6.00%, 09/01/17	6,004	6,819,346
Discover Bank
7.00%, 04/15/20	500	584,567
8.70%, 11/18/19	1,000	1,268,802
Export-Import Bank of Korea (The)
4.13%, 09/09/15	4,500	4,711,260
4.38%, 09/15/21(b)	5,000	5,179,179
5.13%, 06/29/20	2,450	2,686,314
5.88%, 01/14/15	1,000	1,087,216
8.13%, 01/21/14	4,650	5,085,560
Fifth Third Bancorp
3.63%, 01/25/16	3,700	3,901,132
4.50%, 06/01/18	500	522,156
5.45%, 01/15/17	1,300	1,417,671
6.25%, 05/01/13	1,500	1,570,706
First Horizon National Corp.
5.38%, 12/15/15	3,200	3,359,685
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	8,913	8,778,082
3.70%, 08/01/15	5,000	4,955,225
5.00%, 10/01/14	3,992	4,141,430
5.13%, 01/15/15	7,450	7,712,195
5.15%, 01/15/14	1,950	2,012,151
5.25%, 10/15/13	2,450	2,536,297
5.25%, 07/27/21	4,500	4,425,755
5.35%, 01/15/16	2,250	2,330,604
5.38%, 03/15/20	3,650	3,694,717
5.63%, 01/15/17	4,250	4,389,914
5.75%, 10/01/16	4,250	4,513,350
5.75%, 01/24/22	5,750	5,864,445
5.95%, 01/18/18	3,500	3,640,224
6.00%, 05/01/14	1,700	1,787,188
6.00%, 06/15/20	4,000	4,173,134
6.15%, 04/01/18	10,206	10,676,940
7.50%, 02/15/19	4,400	4,958,186
HSBC Bank (USA) N.A.
4.63%, 04/01/14	2,500	2,598,308
4.88%, 08/24/20	3,500	3,569,776
HSBC Holdings PLC
4.00%, 03/30/22	4,000	4,081,252
5.10%, 04/05/21	5,500	6,062,731
HSBC USA Inc.
2.38%, 02/13/15	1,000	1,003,175

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

J.P. Morgan Chase & Co.
1.88%, 03/20/15	2,400	2,381,950
2.60%, 01/15/16	4,250	4,276,250
3.15%, 07/05/16	9,800	9,980,978
3.45%, 03/01/16	3,750	3,853,550
3.70%, 01/20/15	5,000	5,184,124
4.25%, 10/15/20	4,000	4,148,097
4.35%, 08/15/21	4,500	4,715,296
4.40%, 07/22/20	5,300	5,546,953
4.50%, 01/24/22	3,000	3,205,536
4.63%, 05/10/21	3,000	3,167,319
4.65%, 06/01/14	3,700	3,886,263
4.75%, 05/01/13	3,900	4,023,348
4.95%, 03/25/20	2,000	2,171,006
5.13%, 09/15/14	1,500	1,591,571
5.15%, 10/01/15	4,320	4,661,869
6.00%, 01/15/18	9,500	10,640,187
6.30%, 04/23/19	4,750	5,501,370
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	6,341	7,050,245
KeyBank N.A.
5.45%, 03/03/16	4,536	4,992,072
KeyCorp
3.75%, 08/13/15	2,800	2,950,870
5.10%, 03/24/21	450	506,704
KfW
1.00%, 01/12/15	5,000	5,032,365
1.25%, 10/26/15	4,000	4,050,022
1.25%, 10/05/16(b)	10,000	10,085,817
1.25%, 02/15/17	13,000	13,051,433
1.38%, 07/15/13	13,900	14,045,412
1.38%, 01/13/14	5,500	5,571,308
1.50%, 04/04/14	4,750	4,829,996
2.00%, 06/01/16	9,750	10,098,327
2.38%, 08/25/21	5,500	5,563,093
2.63%, 03/03/15	5,100	5,355,343
2.63%, 02/16/16	3,000	3,178,339
2.63%, 01/25/22	5,000	5,147,238
2.75%, 10/21/14	2,500	2,621,702
2.75%, 09/08/20	750	792,105
3.50%, 05/16/13	6,500	6,689,260
3.50%, 03/10/14	9,350	9,826,501
4.00%, 01/27/20	3,500	4,017,732
4.50%, 07/16/18	6,047	7,105,926
4.88%, 01/17/17(b)	6,000	6,996,404
4.88%, 06/17/19	3,500	4,215,809
Series G
4.38%, 03/15/18	11,650	13,536,305
Korea Development Bank
3.25%, 03/09/16	3,000	3,067,338
3.50%, 08/22/17	950	969,530
8.00%, 01/23/14	5,250	5,732,862
Korea Finance Corp.
4.63%, 11/16/21	3,000	3,175,362
Landwirtschaftliche Rentenbank
1.88%, 09/17/18	1,500	1,529,588
2.13%, 07/15/16	3,000	3,122,334
2.50%, 02/15/16	2,000	2,103,813
3.13%, 07/15/15	5,600	5,977,883
Series G
5.00%, 11/08/16	6,010	6,989,790
Lloyds TSB Bank PLC
4.20%, 03/28/17	3,750	3,738,401
4.88%, 01/21/16	3,700	3,786,987

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

6.38%, 01/21/21	4,100	4,407,741
Manufacturers and Traders Trust Co.
5.63%, 12/01/21 (Call 12/01/16)(d)	1,000	970,000
6.63%, 12/04/17	1,000	1,151,517
Morgan Stanley
2.88%, 07/28/14(b)	3,500	3,400,398
3.80%, 04/29/16	5,900	5,556,946
4.10%, 01/26/15	7,750	7,559,067
4.20%, 11/20/14(b)	2,500	2,458,724
4.75%, 04/01/14(b)	5,343	5,276,595
4.75%, 03/22/17	2,000	1,919,248
5.38%, 10/15/15	1,625	1,640,959
5.45%, 01/09/17	4,000	3,916,974
5.50%, 01/26/20	3,700	3,462,269
5.50%, 07/24/20	2,200	2,051,716
5.50%, 07/28/21	4,400	4,105,069
5.63%, 09/23/19	250	236,284
5.75%, 10/18/16	2,325	2,340,864
5.75%, 01/25/21	4,750	4,477,530
5.95%, 12/28/17	2,200	2,167,129
6.00%, 05/13/14	5,000	5,113,304
6.00%, 04/28/15	4,500	4,565,168
6.63%, 04/01/18	6,983	7,067,680
7.30%, 05/13/19	4,600	4,756,143
Series F
5.55%, 04/27/17	5,000	4,890,694
National Australia Bank Ltd. New York
2.00%, 03/09/15(b)	4,750	4,756,000
National City Corp.
4.90%, 01/15/15	1,322	1,431,704
Northern Trust Corp.
3.38%, 08/23/21(b)	1,650	1,763,987
3.45%, 11/04/20	650	697,637
4.63%, 05/01/14(b)	1,000	1,067,305
Oesterreichische Kontrollbank AG
1.38%, 01/21/14	6,000	6,041,819
4.88%, 02/16/16	4,250	4,766,412
5.00%, 04/25/17	1,800	2,069,557
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)(e)	4,160	4,310,614
3.30%, 03/08/22 (Call 02/06/22)(e)	2,000	2,036,727
4.25%, 09/21/15(e)	750	814,928
4.38%, 08/11/20(e)	2,000	2,209,027
5.13%, 02/08/20(e)	2,500	2,875,006
5.25%, 11/15/15(e)	2,337	2,572,697
5.40%, 06/10/14(e)	3,000	3,243,925
5.63%, 02/01/17(e)	1,750	1,934,888
Rabobank Nederland
1.85%, 01/10/14	2,100	2,116,051
2.13%, 10/13/15	500	501,979
4.50%, 01/11/21	3,850	4,051,842
Rabobank Nederland Utrecht
3.38%, 01/19/17	5,000	5,108,602
3.88%, 02/08/22	3,000	2,974,628
Regions Financial Corp.
7.75%, 11/10/14	1,000	1,080,000
Royal Bank of Canada
1.13%, 01/15/14(b)	1,000	1,006,558
1.45%, 10/30/14	2,250	2,275,832
2.10%, 07/29/13	1,000	1,016,537
2.63%, 12/15/15	7,064	7,386,054
Royal Bank of Scotland Group PLC
3.25%, 01/11/14(b)	3,500	3,498,964

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

3.40%, 08/23/13	1,450	1,464,458
3.95%, 09/21/15	3,850	3,843,621
4.38%, 03/16/16(b)	2,800	2,805,131
4.88%, 03/16/15	2,250	2,298,252
5.63%, 08/24/20	1,500	1,539,031
6.13%, 01/11/21(b)	4,700	5,004,929
6.40%, 10/21/19	1,000	1,042,849
Sovereign Bank
8.75%, 05/30/18	250	281,920
State Street Corp.
2.88%, 03/07/16(b)	2,300	2,417,921
4.30%, 05/30/14	1,500	1,594,025
4.38%, 03/07/21	1,300	1,492,932
4.96%, 03/15/18	500	522,602
5.25%, 10/15/18	1,000	1,159,727
SunTrust Bank
7.25%, 03/15/18	700	817,631
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	2,200	2,254,855
3.60%, 04/15/16 (Call 03/15/16)	1,600	1,654,333
6.00%, 09/11/17	750	840,730
Svenska Handelsbanken AB
2.88%, 04/04/17	1,500	1,513,818
3.13%, 07/12/16	2,000	2,062,757
Toronto-Dominion Bank (The)
1.38%, 07/14/14(b)	1,350	1,365,777
2.38%, 10/19/16	3,500	3,618,800
2.50%, 07/14/16	3,250	3,376,628
U.S. Bancorp
1.13%, 10/30/13 (Call 09/30/13)	1,000	1,006,425
2.00%, 06/14/13	1,500	1,522,947
2.20%, 11/15/16 (Call 10/14/16)	1,000	1,031,349
2.45%, 07/27/15	1,000	1,041,669
2.88%, 11/20/14	500	522,591
3.00%, 03/15/22 (Call 02/15/22)	1,250	1,284,143
3.44%, 02/01/16	2,000	2,067,670
4.13%, 05/24/21 (Call 04/23/21)	3,000	3,353,533
4.20%, 05/15/14	5,500	5,843,554
UBS AG Stamford
2.25%, 01/28/14	3,300	3,301,690
3.88%, 01/15/15	1,900	1,960,857
4.88%, 08/04/20	3,000	3,159,838
5.75%, 04/25/18	4,850	5,259,995
5.88%, 12/20/17	4,733	5,165,825
Series 10
5.88%, 07/15/16	2,250	2,350,423
UBS Preferred Funding Trust V
Series 1
6.24%, 05/29/49 (Call 05/15/16)(d)	1,300	1,170,000
UFJ Finance Aruba AEC
6.75%, 07/15/13	2,250	2,356,875
Union Bank N.A.
2.13%, 12/16/13	2,500	2,536,460
3.00%, 06/06/16	2,000	2,090,913
US Bank N.A.
4.80%, 04/15/15	1,692	1,843,247
4.95%, 10/30/14	1,000	1,083,524
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	4,192	4,486,110
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	2,750	2,946,542
5.50%, 05/01/13	3,400	3,546,672
5.63%, 10/15/16	4,000	4,466,994

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

5.75%, 06/15/17	3,900	4,542,642
5.75%, 02/01/18	2,900	3,391,572
Wells Fargo & Co.
1.25%, 02/13/15	1,250	1,249,911
2.63%, 12/15/16	9,100	9,297,641
3.50%, 03/08/22	4,000	4,055,995
3.63%, 04/15/15	500	529,717
3.68%, 06/15/16(c)	3,900	4,133,636
3.75%, 10/01/14	9,100	9,596,091
4.60%, 04/01/21	4,250	4,694,010
5.00%, 11/15/14	1,000	1,069,849
5.13%, 09/15/16	950	1,056,085
5.63%, 12/11/17	3,897	4,539,467
Wells Fargo Bank N.A.
4.75%, 02/09/15	4,000	4,264,505
5.75%, 05/16/16	900	1,007,035
Westpac Banking Corp.
2.10%, 08/02/13	1,500	1,514,438
3.00%, 08/04/15	3,500	3,634,217
3.00%, 12/09/15	1,500	1,563,641
4.20%, 02/27/15	1,800	1,919,762
4.63%, 06/01/18	1,650	1,734,130
4.88%, 11/19/19	3,000	3,293,642
Zions BanCorp.
7.75%, 09/23/14	1,000	1,090,000

		1,072,365,345
BEVERAGES—1.99%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	2,670	3,161,344
Anheuser-Busch InBev Worldwide Inc.
1.50%, 07/14/14	2,900	2,938,427
4.13%, 01/15/15(b)	3,200	3,460,529
4.38%, 02/15/21(b)	725	834,990
5.38%, 11/15/14	3,000	3,316,211
5.38%, 01/15/20	8,250	9,930,667
7.75%, 01/15/19	3,000	3,992,240
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	250	251,897
5.38%, 01/15/16(b)	408	458,605
Bottling Group LLC
5.50%, 04/01/16	1,322	1,530,533
6.95%, 03/15/14	2,500	2,764,561
Brown-Forman Corp.
2.50%, 01/15/16	1,200	1,239,117
Coca-Cola Co. (The)
0.75%, 11/15/13	3,100	3,114,939
0.75%, 03/13/15(b)	3,000	2,999,787
1.65%, 03/14/18	1,500	1,506,563
1.80%, 09/01/16	3,200	3,296,724
3.15%, 11/15/20	6,100	6,530,000
3.30%, 09/01/21	1,250	1,328,851
3.63%, 03/15/14	1,950	2,054,159
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	100	100,297
3.50%, 09/15/20	750	789,681
4.50%, 09/01/21 (Call 06/01/21)	1,484	1,667,071
Diageo Capital PLC
4.83%, 07/15/20	1,500	1,755,146
7.38%, 01/15/14	2,750	3,034,304

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

Diageo Finance BV
5.30%, 10/28/15	1,233	1,404,756
Diageo Investment Corp.
2.88%, 05/11/22	1,500	1,527,934
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	3,900	4,074,826
Molson Coors Brewing Co.
2.00%, 05/01/17	1,000	1,003,709
3.50%, 05/01/22(b)	500	506,675
PepsiAmericas Inc.
4.38%, 02/15/14	2,500	2,645,912
PepsiCo Inc.
2.50%, 05/10/16	500	525,533
2.75%, 03/05/22	1,000	997,383
3.00%, 08/25/21	500	512,977
3.10%, 01/15/15	2,800	2,959,077
4.50%, 01/15/20	1,500	1,709,165
4.65%, 02/15/13	2,433	2,504,866
5.00%, 06/01/18	1,950	2,276,756
7.90%, 11/01/18	7,122	9,528,477

		94,234,689
BIOTECHNOLOGY—0.70%
Amgen Inc.
1.88%, 11/15/14	1,500	1,514,683
2.13%, 05/15/17	2,000	2,014,517
2.30%, 06/15/16	1,450	1,476,953
2.50%, 11/15/16	1,500	1,536,945
3.88%, 11/15/21 (Call 08/15/21)	5,100	5,318,687
4.10%, 06/15/21 (Call 03/15/21)	1,600	1,712,060
4.85%, 11/18/14	2,500	2,700,718
5.70%, 02/01/19	1,711	2,018,693
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	1,000	1,075,444
Celgene Corp.
3.95%, 10/15/20	1,500	1,584,210
Genentech Inc.
4.75%, 07/15/15	2,000	2,226,526
Gilead Sciences Inc.
2.40%, 12/01/14	250	256,945
3.05%, 12/01/16(b)	1,200	1,266,134
4.40%, 12/01/21 (Call 09/01/21)	1,500	1,651,957
4.50%, 04/01/21 (Call 01/01/21)	2,500	2,746,069
Life Technologies Corp.
4.40%, 03/01/15	2,000	2,124,857
6.00%, 03/01/20	1,600	1,907,613

		33,133,011
BUILDING MATERIALS—0.18%
CRH America Inc.
5.30%, 10/15/13	1,666	1,738,447
6.00%, 09/30/16	2,200	2,426,506
8.13%, 07/15/18	2,000	2,352,418
Owens Corning Inc.
9.00%, 06/15/19	1,640	2,032,820

		8,550,191
CHEMICALS—1.53%
Air Products and Chemicals Inc.
2.00%, 08/02/16	2,000	2,050,841

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

3.00%, 11/03/21	1,500	1,571,532
Airgas Inc.
2.85%, 10/01/13	1,000	1,015,515
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	1,000	1,078,570
Dow Chemical Co. (The)
2.50%, 02/15/16	1,000	1,026,041
4.13%, 11/15/21 (Call 08/15/21)(b)	2,400	2,530,661
4.25%, 11/15/20 (Call 08/15/20)(b)	4,000	4,232,785
5.70%, 05/15/18	1,300	1,500,033
5.90%, 02/15/15	1,750	1,958,194
7.60%, 05/15/14	200	224,177
8.55%, 05/15/19	3,500	4,638,604
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16	2,400	2,537,047
3.25%, 01/15/15	3,800	4,040,829
4.63%, 01/15/20	3,250	3,805,053
5.88%, 01/15/14	578	625,773
6.00%, 07/15/18	3,450	4,270,437
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	2,000	1,994,666
Ecolab Inc.
2.38%, 12/08/14	150	154,295
3.00%, 12/08/16	3,900	4,107,385
4.35%, 12/08/21	2,000	2,190,800
FMC Corp.
3.95%, 02/01/22	350	372,236
Lubrizol Corp.
8.88%, 02/01/19	1,076	1,480,370
Monsanto Co.
2.75%, 04/15/16(b)	650	686,221
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,400	1,463,216
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	1,100	1,170,069
5.25%, 05/15/14	2,750	2,966,417
PPG Industries Inc.
1.90%, 01/15/16	100	100,452
3.60%, 11/15/20	2,200	2,352,117
6.65%, 03/15/18	584	709,607
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)	2,000	2,011,691
3.25%, 09/15/15(b)	1,950	2,075,095
4.05%, 03/15/21	2,700	3,078,472
5.25%, 11/15/14	1,666	1,834,426
Rohm and Haas Co.
6.00%, 09/15/17	1,076	1,240,094
Sherwin-Williams Co. (The)
3.13%, 12/15/14	500	524,412
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	2,350	2,527,263
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	2,250	2,387,761

		72,533,157

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

COMMERCIAL SERVICES—0.34%
Block Financial LLC
5.13%, 10/30/14(b)	1,000	1,040,000
Cornell University
5.45%, 02/01/19	750	914,394
Emory University
5.63%, 09/01/19	1,000	1,233,620
Johns Hopkins University
5.25%, 07/01/19	750	903,094
Moody’s Corp.
5.50%, 09/01/20(b)	800	867,153
Princeton University
Series A
4.95%, 03/01/19	500	596,873
SAIC Inc.
4.45%, 12/01/20 (Call 09/01/20)	800	870,187
Stanford University
3.63%, 05/01/14	3,000	3,171,634
4.75%, 05/01/19	318	376,934
Trustees of Dartmouth College
4.75%, 06/01/19	500	590,123
Vanderbilt University
5.25%, 04/01/19	750	898,063
Western Union Co. (The)
3.65%, 08/22/18	1,000	1,088,735
5.25%, 04/01/20(b)	802	919,405
5.93%, 10/01/16	1,250	1,429,394
6.50%, 02/26/14	300	323,621
Yale University
2.90%, 10/15/14	1,000	1,052,935

		16,276,165
COMPUTERS—1.65%
Computer Sciences Corp.
5.50%, 03/15/13	2,000	2,055,000
6.50%, 03/15/18	1,000	1,065,688
Dell Inc.
2.10%, 04/01/14	1,000	1,020,524
2.30%, 09/10/15	2,900	2,992,422
3.10%, 04/01/16(b)	1,000	1,060,510
4.63%, 04/01/21(b)	1,250	1,377,924
5.88%, 06/15/19(b)	750	889,530
Electronic Data Systems Corp.
Series B
6.00%, 08/01/13	2,000	2,103,232
Hewlett-Packard Co.
1.25%, 09/13/13	1,000	1,001,679
2.20%, 12/01/15	2,000	2,013,286
2.35%, 03/15/15	3,500	3,532,779
2.65%, 06/01/16	1,500	1,513,052
3.00%, 09/15/16	1,000	1,023,453
3.30%, 12/09/16	2,000	2,070,569
3.75%, 12/01/20	3,450	3,442,406
4.30%, 06/01/21	2,000	2,040,346
4.38%, 09/15/21	2,500	2,556,311
4.50%, 03/01/13	2,750	2,815,978
4.65%, 12/09/21	2,250	2,335,841
4.75%, 06/02/14	2,500	2,638,479
6.13%, 03/01/14	4,038	4,332,495
International Business Machines Corp.
0.55%, 02/06/15	250	248,329

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

1.00%, 08/05/13	2,500	2,514,140
1.25%, 05/12/14	6,650	6,733,867
1.25%, 02/06/17	4,000	3,987,231
1.95%, 07/22/16	600	617,132
2.00%, 01/05/16	2,000	2,060,365
2.90%, 11/01/21	1,400	1,467,044
5.70%, 09/14/17	2,150	2,592,568
6.50%, 10/15/13	2,500	2,698,816
7.63%, 10/15/18	4,490	6,051,209
8.38%, 11/01/19	3,125	4,488,953
Lexmark International Inc.
6.65%, 06/01/18	700	791,299

		78,132,457
COSMETICS & PERSONAL CARE—0.47%
Avon Products Inc.
5.63%, 03/01/14(b)	1,000	1,037,995
6.50%, 03/01/19	1,000	1,086,105
Colgate-Palmolive Co.
1.30%, 01/15/17	2,000	2,022,454
2.30%, 05/03/22	1,000	1,006,145
3.15%, 08/05/15	1,300	1,395,552
5.20%, 11/07/16	500	585,611
Procter & Gamble Co. (The)
0.70%, 08/15/14	3,500	3,497,125
1.45%, 08/15/16	2,700	2,739,786
1.80%, 11/15/15	2,800	2,883,368
3.50%, 02/15/15	1,200	1,283,114
4.70%, 02/15/19	4,000	4,748,855

		22,286,110
DISTRIBUTION & WHOLESALE—0.04%
Arrow Electronics Inc.
3.38%, 11/01/15	1,000	1,018,513
Ingram Micro Inc.
5.25%, 09/01/17	700	742,707

		1,761,220
DIVERSIFIED FINANCIAL SERVICES—7.34%
Alterra Finance LLC
6.25%, 09/30/20	400	437,097
American Express Co.
4.88%, 07/15/13	1,666	1,736,553
5.50%, 09/12/16	4,125	4,692,440
6.80%, 09/01/66 (Call 09/01/16)(d)	1,322	1,355,050
7.00%, 03/19/18	1,800	2,210,644
7.25%, 05/20/14	2,500	2,777,014
8.13%, 05/20/19	3,200	4,264,761
American Express Credit Corp.
2.38%, 03/24/17(b)	6,200	6,286,006
2.75%, 09/15/15	12,000	12,400,218
2.80%, 09/19/16	2,550	2,631,433
Series C
7.30%, 08/20/13	2,050	2,204,335
Ameriprise Financial Inc.
5.30%, 03/15/20	2,250	2,551,701
5.65%, 11/15/15	1,200	1,362,629
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	3,729	4,032,990
6.40%, 10/02/17	2,250	2,568,437

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

7.25%, 02/01/18	9,366	11,066,564
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	1,750	1,818,343
Capital One Bank (USA) N.A.
8.80%, 07/15/19	2,500	3,160,785
Caterpillar Financial Services Corp.
1.55%, 12/20/13	4,400	4,466,729
6.13%, 02/17/14	4,350	4,733,634
7.15%, 02/15/19	3,550	4,644,851
Charles Schwab Corp. (The)
4.45%, 07/22/20	1,000	1,109,319
4.95%, 06/01/14	1,300	1,398,267
CME Group Inc.
5.75%, 02/15/14	1,800	1,946,839
Countrywide Financial Corp.
6.25%, 05/15/16	750	770,520
Credit Suisse (USA) Inc.
4.88%, 01/15/15	5,050	5,438,817
5.13%, 08/15/15	2,750	3,006,270
5.38%, 03/02/16(b)	5,004	5,569,190
Discover Financial Services
5.20%, 04/27/22(a)	1,300	1,363,496
Eaton Vance Corp.
6.50%, 10/02/17	1,000	1,130,758
Ford Motor Credit Co. LLC
4.25%, 02/03/17	1,500	1,601,250
5.63%, 09/15/15	1,500	1,651,875
5.88%, 08/02/21	3,000	3,408,750
6.63%, 08/15/17	1,500	1,741,875
7.00%, 04/15/15	519	581,280
8.13%, 01/15/20	1,500	1,897,500
Franklin Resources Inc.
2.00%, 05/20/13	2,500	2,532,133
General Electric Capital Corp.
1.88%, 09/16/13	4,000	4,041,298
2.10%, 01/07/14	2,000	2,029,467
2.90%, 01/09/17(b)	5,500	5,655,392
2.95%, 05/09/16	1,000	1,033,097
3.35%, 10/17/16	5,000	5,240,685
3.50%, 06/29/15	2,450	2,577,710
4.38%, 09/16/20	2,250	2,418,952
4.63%, 01/07/21	8,950	9,774,932
4.65%, 10/17/21	3,750	4,132,904
4.80%, 05/01/13	3,250	3,370,988
5.00%, 01/08/16	5,985	6,579,624
5.50%, 01/08/20	1,000	1,144,622
5.63%, 09/15/17	5,200	5,930,851
5.63%, 05/01/18	9,050	10,318,124
5.90%, 05/13/14	6,000	6,509,349
6.00%, 08/07/19	1,690	1,987,824
6.38%, 11/15/67 (Call 11/15/17)(d)	2,000	2,040,000
Series A
3.75%, 11/14/14	9,700	10,195,395
5.55%, 05/04/20	2,000	2,291,911
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)(b)(d)	1,100	1,001,000
HSBC Finance Corp.
5.00%, 06/30/15	1,950	2,066,697
5.50%, 01/19/16	9,500	10,236,549
6.68%, 01/15/21	4,354	4,676,582
Jefferies Group Inc.
3.88%, 11/09/15	800	764,000
5.13%, 04/13/18	1,800	1,710,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

5.50%, 03/15/16(b)	1,150	1,155,750
6.88%, 04/15/21	500	482,500
8.50%, 07/15/19	900	955,125
John Deere Capital Corp.
0.88%, 04/17/15	500	499,609
1.60%, 03/03/14	2,950	2,995,323
1.85%, 09/15/16	800	815,921
1.88%, 06/17/13	2,000	2,027,190
2.25%, 06/07/16	4,000	4,144,986
2.75%, 03/15/22	1,500	1,521,820
3.90%, 07/12/21	1,000	1,119,462
Series D
5.35%, 04/03/18	4,000	4,766,368
Lazard Group LLC
6.85%, 06/15/17	1,650	1,790,518
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	7,192	7,480,995
6.05%, 05/16/16	4,700	4,812,397
6.40%, 08/28/17	2,525	2,695,528
6.88%, 04/25/18	7,638	8,373,521
Series C
5.00%, 02/03/14	1,250	1,278,755
5.00%, 01/15/15	1,000	1,033,363
Murray Street Investment Trust I
4.65%, 03/09/17(c)	5,400	5,326,902
NASDAQ OMX Group Inc. (The)
5.55%, 01/15/20	2,500	2,613,410
National Rural Utilities Cooperative Finance Corp.
1.90%, 11/01/15	1,500	1,539,997
3.05%, 03/01/16	3,000	3,194,865
3.05%, 02/15/22 (Call 11/15/21)	500	517,452
5.50%, 07/01/13	1,500	1,578,105
10.38%, 11/01/18	1,500	2,171,784
Nomura Holdings Inc.
4.13%, 01/19/16	1,800	1,827,528
5.00%, 03/04/15(b)	2,500	2,604,173
6.70%, 03/04/20	2,500	2,756,683
NYSE Euronext
4.80%, 06/28/13	1,000	1,043,082
ORIX Corp.
4.71%, 04/27/15	1,250	1,305,384
5.00%, 01/12/16(b)	1,500	1,577,241
PACCAR Financial Corp.
1.55%, 09/29/14	1,000	1,016,851
Series S
2.05%, 06/17/13	1,500	1,522,333
Raymond James Financial Inc.
4.25%, 04/15/16	200	207,434
SLM Corp.
5.00%, 10/01/13	1,990	2,014,875
6.00%, 01/25/17	1,000	980,000
6.25%, 01/25/16	4,250	4,281,875
7.25%, 01/25/22	1,500	1,462,500
8.00%, 03/25/20	2,000	2,055,000
8.45%, 06/15/18	4,166	4,374,300
Series A
5.38%, 05/15/14	1,425	1,403,625
Swedish Export Credit Corp.
2.13%, 07/13/16(b)	5,500	5,641,552
3.25%, 09/16/14	1,500	1,575,114
5.13%, 03/01/17	1,000	1,152,151

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

TD Ameritrade Holding Corp.
4.15%, 12/01/14	1,800	1,908,970
Toyota Motor Credit Corp.
1.25%, 11/17/14	1,500	1,511,375
1.38%, 08/12/13	1,000	1,010,219
2.00%, 09/15/16	3,500	3,566,474
2.05%, 01/12/17	2,000	2,036,240
2.80%, 01/11/16	3,500	3,666,825
3.20%, 06/17/15	3,000	3,176,749
3.40%, 09/15/21	2,371	2,506,381
4.25%, 01/11/21	500	561,200

		347,916,086
ELECTRIC—4.36%
Ameren Corp.
8.88%, 05/15/14	1,750	1,964,544
Ameren Illinois Co.
6.13%, 11/15/17	2,000	2,348,569
Appalachian Power Co.
7.95%, 01/15/20(b)	1,500	1,998,790
Arizona Public Service Co.
5.80%, 06/30/14	2,250	2,448,997
CenterPoint Energy Houston Electric LLC
7.00%, 03/01/14	2,584	2,841,872
Series M2
5.75%, 01/15/14	1,000	1,072,570
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	3,000	3,757,406
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)(b)	1,000	1,013,472
3.40%, 09/01/21 (Call 06/01/21)	800	860,446
Connecticut Light & Power Co.
5.65%, 05/01/18	1,625	1,912,644
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16(b)	2,200	2,587,162
5.85%, 04/01/18	2,450	3,001,555
7.13%, 12/01/18	1,174	1,533,151
Constellation Energy Group Inc.
4.55%, 06/15/15	3,333	3,576,993
Consumers Energy Co.
5.15%, 02/15/17	1,000	1,151,911
6.13%, 03/15/19	750	933,035
6.70%, 09/15/19	2,650	3,432,256
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	1,000	1,066,834
3.90%, 06/01/21 (Call 03/01/21)	1,350	1,477,682
Dominion Resources Inc.
1.95%, 08/15/16	2,000	2,043,072
4.45%, 03/15/21	3,000	3,375,582
8.88%, 01/15/19(b)	1,600	2,191,807
Series C
5.15%, 07/15/15	3,998	4,460,562
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)(b)	1,400	1,556,089
7.00%, 11/15/18	2,330	2,996,294
Duke Energy Corp.
2.15%, 11/15/16	1,000	1,020,505
3.55%, 09/15/21 (Call 06/15/21)	700	745,669
3.95%, 09/15/14	1,625	1,728,708
5.05%, 09/15/19	500	583,352
6.30%, 02/01/14	3,000	3,261,184

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

Duke Energy Indiana Inc.
3.75%, 07/15/20	3,900	4,292,252
Edison International
3.75%, 09/15/17	1,500	1,609,979
Enersis SA
7.40%, 12/01/16	2,000	2,358,800
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	1,000	1,047,699
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	3,000	3,463,332
Entergy Louisiana LLC
1.88%, 12/15/14	1,200	1,209,146
Entergy Texas Inc.
7.13%, 02/01/19	1,500	1,837,672
Exelon Corp.
4.90%, 06/15/15	4,333	4,694,653
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)(b)	1,700	1,780,066
5.20%, 10/01/19	950	1,064,669
5.35%, 01/15/14	4,333	4,598,024
FirstEnergy Solutions Corp.
4.80%, 02/15/15	3,900	4,185,823
6.05%, 08/15/21	2,500	2,803,148
Florida Power & Light Co.
5.55%, 11/01/17	2,250	2,732,736
Florida Power Corp.
3.10%, 08/15/21 (Call 05/15/21)	500	519,069
5.65%, 06/15/18	1,533	1,852,656
FPL Group Capital Inc.
2.55%, 11/15/13	1,000	1,019,163
6.65%, 06/15/67 (Call 06/15/17)(d)	768	783,360
7.88%, 12/15/15	1,174	1,401,724
Georgia Power Co.
2.85%, 05/15/22	1,000	1,008,600
4.25%, 12/01/19(b)	1,000	1,116,792
Great Plains Energy Inc.
4.85%, 06/01/21	250	276,260
5.29%, 06/15/22 (Call 03/15/22)(c)	950	1,026,233
Integrys Energy Group Inc.
4.17%, 11/01/20	500	530,576
Kansas City Power & Light Co.
7.15%, 04/01/19	1,800	2,235,627
Kentucky Utilities Co.
1.63%, 11/01/15	1,300	1,324,908
3.25%, 11/01/20 (Call 08/01/20)	100	105,658
LG&E and KU Energy LLC
2.13%, 11/15/15	600	600,445
3.75%, 11/15/20	300	308,089
4.38%, 10/01/21 (Call 07/01/21)(a)	1,000	1,065,129
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	254,844
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	3,333	3,913,405
Mississippi Power Co.
2.35%, 10/15/16	3,000	3,111,317
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	500	538,122
8.75%, 05/01/19(b)	750	946,246
Nevada Power Co.
6.50%, 08/01/18	1,250	1,548,524
7.13%, 03/15/19	1,000	1,277,710
NextEra Energy Capital Holdings Inc.
2.60%, 09/01/15	1,000	1,021,865

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

4.50%, 06/01/21 (Call 03/01/21)	500	548,062
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	400	428,824
6.40%, 03/15/18	3,000	3,525,898
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	700	723,112
NSTAR
4.50%, 11/15/19	1,000	1,111,493
Ohio Power Co.
6.00%, 06/01/16	650	755,714
Series M
5.38%, 10/01/21(b)	2,000	2,351,939
Oncor Electric Delivery Co.
6.38%, 01/15/15	1,322	1,477,915
6.80%, 09/01/18	2,000	2,383,513
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)(b)	1,000	1,078,057
4.25%, 05/15/21 (Call 02/15/21)(b)	1,500	1,686,317
4.80%, 03/01/14	4,192	4,477,637
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	750	769,862
3.85%, 06/15/21 (Call 03/15/21)	1,300	1,437,807
Portland General Electric Co.
6.10%, 04/15/19	1,000	1,245,245
PPL Electric Utilities Corp.
3.00%, 09/15/21	950	978,737
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)(b)	1,000	1,035,938
6.20%, 05/15/16	273	303,515
6.30%, 07/15/13	2,250	2,382,256
Progress Energy Carolinas
3.00%, 09/15/21 (Call 06/15/21)	500	516,811
5.30%, 01/15/19	3,000	3,584,297
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	200	201,970
4.40%, 01/15/21 (Call 10/15/20)	1,700	1,904,379
4.88%, 12/01/19	250	287,051
PSEG Power LLC
2.50%, 04/15/13	1,500	1,521,790
2.75%, 09/15/16	500	507,686
4.15%, 09/15/21 (Call 06/15/21)	750	788,646
5.13%, 04/15/20(b)	500	557,997
5.50%, 12/01/15	2,200	2,447,008
San Diego Gas & Electric Co.
3.00%, 08/15/21	600	633,095
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	300	308,289
4.75%, 05/15/21 (Call 02/15/21)	1,000	1,082,942
Sierra Pacific Power Co.
Series M
6.00%, 05/15/16	2,000	2,342,655
South Carolina Electric & Gas Co.
6.50%, 11/01/18	750	930,812
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	1,000	1,125,854
5.75%, 03/15/14	3,275	3,570,462
Southern Co. (The)
1.95%, 09/01/16	1,000	1,013,472
2.38%, 09/15/15	1,700	1,733,655
Southern Power Co.
Series D
4.88%, 07/15/15	1,750	1,904,144

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

Southwestern Electric Power Co.
6.45%, 01/15/19	1,174	1,393,816
Series F
5.88%, 03/01/18	1,000	1,161,039
Southwestern Public Service Co.
8.75%, 12/01/18	1,125	1,502,834
Tampa Electric Co.
6.10%, 05/15/18	1,000	1,212,187
TECO Finance Inc.
5.15%, 03/15/20	1,700	1,935,589
TransAlta Corp.
4.75%, 01/15/15	4,000	4,180,017
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	2,000	2,203,149
UIL Holdings Corp.
4.63%, 10/01/20	500	522,639
Union Electric Co.
6.70%, 02/01/19	1,000	1,240,399
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	350	360,705
5.95%, 09/15/17	1,000	1,221,410
Wisconsin Electric Power Co.
2.95%, 09/15/21	400	415,486
6.00%, 04/01/14	2,375	2,577,998
Wisconsin Power & Light Co.
5.00%, 07/15/19(b)	1,500	1,766,726
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	950	1,093,966

		206,859,850
ELECTRICAL COMPONENTS & EQUIPMENT—0.18%
Emerson Electric Co.
4.13%, 04/15/15	2,700	2,930,068
4.88%, 10/15/19	2,000	2,365,116
5.25%, 10/15/18	1,284	1,543,499
Energizer Holdings Inc.
4.70%, 05/19/21	1,000	1,057,664
4.70%, 05/24/22	500	521,014

		8,417,361
ELECTRONICS—0.66%
Agilent Technologies Inc.
2.50%, 07/15/13	377	383,006
5.00%, 07/15/20	1,100	1,246,440
5.50%, 09/14/15	1,500	1,686,376
6.50%, 11/01/17	500	608,627
Amphenol Corp.
4.75%, 11/15/14	2,550	2,725,591
Avnet Inc.
5.88%, 03/15/14	1,000	1,058,325
5.88%, 06/15/20	1,750	1,894,761
Honeywell International Inc.
3.88%, 02/15/14	3,000	3,162,890
4.25%, 03/01/21(b)	1,000	1,159,695
5.00%, 02/15/19(b)	1,750	2,092,365
5.30%, 03/01/18	878	1,038,777
Koninklijke Philips Electronics NV
3.75%, 03/15/22	1,500	1,558,491
5.75%, 03/11/18	2,125	2,496,756
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	1,650	1,752,483

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

Thermo Fisher Scientific Inc.
2.05%, 02/21/14	100	102,363
3.20%, 03/01/16	1,500	1,611,357
3.25%, 11/20/14	1,550	1,649,841
3.60%, 08/15/21 (Call 05/15/21)	1,500	1,624,549
4.50%, 03/01/21	3,000	3,448,347

		31,301,040
ENGINEERING & CONSTRUCTION—0.05%
ABB Finance (USA) Inc.
2.88%, 05/08/22(b)	1,500	1,492,848
Fluor Corp.
3.38%, 09/15/21	1,100	1,153,178

		2,646,026
ENTERTAINMENT—0.03%
International Game Technology
7.50%, 06/15/19	1,250	1,476,503

		1,476,503
ENVIRONMENTAL CONTROL—0.28%
Allied Waste North America Inc.
6.88%, 06/01/17 (Call 06/01/12)	2,334	2,415,690
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	1,500	1,515,038
5.00%, 03/01/20	1,750	1,973,507
5.50%, 09/15/19	1,000	1,160,370
Waste Management Inc.
2.60%, 09/01/16	900	930,424
4.60%, 03/01/21	1,000	1,111,670
6.10%, 03/15/18	1,334	1,569,990
6.38%, 03/11/15	2,350	2,663,750

		13,340,439
FOOD—1.80%
Campbell Soup Co.
3.38%, 08/15/14	2,000	2,109,303
4.25%, 04/15/21(b)	1,000	1,144,400
ConAgra Foods Inc.
5.88%, 04/15/14	700	758,114
7.00%, 04/15/19	750	917,767
Corn Products International Inc.
4.63%, 11/01/20	800	872,379
Delhaize Group SA
4.13%, 04/10/19(b)	750	738,749
6.50%, 06/15/17(b)	1,380	1,541,310
General Mills Inc.
1.55%, 05/16/14	1,000	1,009,324
3.15%, 12/15/21 (Call 09/15/21)	1,500	1,546,142
5.20%, 03/17/15	250	276,648
5.25%, 08/15/13	300	316,102
5.65%, 02/15/19	2,748	3,339,682
5.70%, 02/15/17	4,025	4,765,940
H.J. Heinz Co.
1.50%, 03/01/17	1,500	1,502,016
3.13%, 09/12/21 (Call 06/12/21)	900	932,652
5.35%, 07/15/13	1,250	1,314,596
Hershey Co. (The)
1.50%, 11/01/16	2,000	2,015,351
4.13%, 12/01/20	600	680,116

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

J.M. Smucker Co. (The)
3.50%, 10/15/21	2,000	2,109,502
Kellogg Co.
1.88%, 11/17/16	1,250	1,269,042
3.25%, 05/21/18	800	852,752
4.00%, 12/15/20	1,250	1,360,186
4.15%, 11/15/19	750	829,363
4.45%, 05/30/16	3,000	3,333,423
Kraft Foods Group Inc.
1.63%, 06/04/15(a)	650	657,107
Kraft Foods Inc.
4.13%, 02/09/16	2,400	2,623,373
5.25%, 10/01/13	500	527,948
5.38%, 02/10/20	5,650	6,645,734
6.00%, 02/11/13	3,683	3,809,426
6.13%, 02/01/18	1,601	1,917,923
6.13%, 08/23/18	3,000	3,619,514
6.50%, 08/11/17	2,500	3,035,746
Kroger Co. (The)
2.20%, 01/15/17	950	959,580
3.90%, 10/01/15	3,300	3,561,830
6.40%, 08/15/17	1,750	2,093,348
7.50%, 01/15/14	3,000	3,304,340
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	1,200	1,324,846
Ralcorp Holdings Inc.
4.95%, 08/15/20	900	944,443
Safeway Inc.
3.95%, 08/15/20(b)	1,700	1,644,223
4.75%, 12/01/21(b)	1,500	1,479,656
6.35%, 08/15/17(b)	750	840,618
Sara Lee Corp.
4.10%, 09/15/20(b)	798	830,377
Sysco Corp.
5.25%, 02/12/18	2,000	2,375,503
Tyson Foods Inc.
6.85%, 04/01/16	800	901,000
10.50%, 03/01/14	2,000	2,275,945
Unilever Capital Corp.
3.65%, 02/15/14	2,500	2,624,034
4.25%, 02/10/21	1,750	2,050,402

		85,581,775
FOREST PRODUCTS & PAPER—0.37%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22(a)	2,000	2,008,280
7.25%, 07/29/19	1,325	1,559,882
Domtar Corp.
10.75%, 06/01/17	1,000	1,295,000
International Paper Co.
7.40%, 06/15/14	1,076	1,193,391
7.50%, 08/15/21	3,000	3,780,436
7.95%, 06/15/18	3,674	4,620,637
9.38%, 05/15/19	1,300	1,736,430
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)	1,200	1,236,478

		17,430,534
GAS—0.30%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	1,300	1,337,550

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

5.25%, 08/15/19	350	407,311
6.38%, 07/15/16	425	488,744
National Grid PLC
6.30%, 08/01/16	2,183	2,507,315
Questar Corp.
2.75%, 02/01/16	200	206,923
Sempra Energy
2.00%, 03/15/14	4,500	4,586,205
6.15%, 06/15/18	2,284	2,767,026
9.80%, 02/15/19	1,250	1,736,848

		14,037,922
HAND & MACHINE TOOLS—0.08%
Snap-On Inc.
4.25%, 01/15/18	450	493,023
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	425	445,038
5.75%, 11/15/16	1,500	1,719,970
8.95%, 04/15/14	1,000	1,124,725

		3,782,756
HEALTH CARE - PRODUCTS—0.91%
Baxter International Inc.
1.85%, 01/15/17	2,950	3,006,471
4.25%, 03/15/20	500	564,186
4.50%, 08/15/19	1,000	1,153,860
5.90%, 09/01/16	600	714,555
Becton, Dickinson and Co.
1.75%, 11/08/16	2,000	2,039,497
3.13%, 11/08/21	1,800	1,889,303
3.25%, 11/12/20	1,000	1,052,844
Boston Scientific Corp.
4.50%, 01/15/15	3,000	3,206,302
6.00%, 01/15/20	2,000	2,371,500
6.40%, 06/15/16	1,000	1,156,406
CareFusion Corp.
5.13%, 08/01/14	2,000	2,148,721
6.38%, 08/01/19	500	598,074
Covidien International Finance SA
4.20%, 06/15/20(b)	4,050	4,461,550
6.00%, 10/15/17	1,000	1,204,431
CR Bard Inc.
2.88%, 01/15/16	500	525,584
Hospira Inc.
6.05%, 03/30/17	2,200	2,486,817
Medtronic Inc.
2.63%, 03/15/16(b)	3,000	3,155,523
4.13%, 03/15/21 (Call 12/15/20)	1,000	1,131,596
4.45%, 03/15/20	2,150	2,472,801
4.50%, 03/15/14	700	743,739
5.60%, 03/15/19	750	908,360
St. Jude Medical Inc.
2.50%, 01/15/16(b)	250	258,597
3.75%, 07/15/14	1,010	1,063,415
4.88%, 07/15/19	1,000	1,158,955
Stryker Corp.
2.00%, 09/30/16	850	879,684
4.38%, 01/15/20(b)	1,000	1,134,527
Zimmer Holdings Inc.
1.40%, 11/30/14	500	502,237
3.38%, 11/30/21 (Call 08/30/21)	1,000	1,045,065

		43,034,600

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

HEALTH CARE - SERVICES—0.91%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	1,000	1,000,444
3.95%, 09/01/20	1,300	1,411,349
4.13%, 06/01/21 (Call 03/01/21)	1,000	1,099,738
6.00%, 06/15/16	1,800	2,099,302
Cigna Corp.
2.75%, 11/15/16(b)	650	665,912
4.38%, 12/15/20 (Call 09/15/20)(b)	400	430,824
4.50%, 03/15/21 (Call 12/15/20)	2,186	2,370,634
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	400	454,357
5.95%, 03/15/17	900	1,029,640
Howard Hughes Medical Institute
3.45%, 09/01/14	750	796,521
Humana Inc.
7.20%, 06/15/18	2,600	3,147,795
Laboratory Corp. of America Holdings
3.13%, 05/15/16	1,500	1,568,498
4.63%, 11/15/20 (Call 08/15/20)	1,550	1,720,900
Quest Diagnostics Inc.
4.70%, 04/01/21	2,000	2,232,350
5.45%, 11/01/15	2,000	2,230,076
UnitedHealth Group Inc.
1.88%, 11/15/16(b)	900	916,817
3.38%, 11/15/21 (Call 08/15/21)(b)	3,000	3,181,585
4.70%, 02/15/21(b)	1,300	1,513,558
4.88%, 03/15/15	1,322	1,454,740
6.00%, 02/15/18	1,850	2,244,799
WellPoint Inc.
3.13%, 05/15/22	1,500	1,505,654
3.70%, 08/15/21 (Call 05/15/21)	2,000	2,120,437
4.35%, 08/15/20	700	774,670
5.00%, 12/15/14	2,125	2,319,745
5.25%, 01/15/16	2,000	2,246,823
5.88%, 06/15/17	1,250	1,473,156
6.00%, 02/15/14	900	972,416

		42,982,740
HOLDING COMPANIES - DIVERSIFIED—0.08%
Encana Holdings Finance Corp.
5.80%, 05/01/14	3,400	3,673,978

		3,673,978
HOME BUILDERS—0.03%
MDC Holdings Inc.
5.63%, 02/01/20	1,250	1,225,000

		1,225,000
HOME FURNISHINGS—0.05%
Whirlpool Corp.
4.85%, 06/15/21(b)	500	517,357
8.60%, 05/01/14	1,800	1,982,147

		2,499,504

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

HOUSEHOLD PRODUCTS & WARES—0.20%
Church & Dwight Co. Inc.
3.35%, 12/15/15	150	157,659
Clorox Co. (The)
5.00%, 01/15/15	2,000	2,176,464
5.95%, 10/15/17	500	582,902
Kimberly-Clark Corp.
3.88%, 03/01/21(b)	400	447,963
5.00%, 08/15/13	1,375	1,448,108
6.13%, 08/01/17	1,137	1,392,996
7.50%, 11/01/18	1,600	2,138,774
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,000	1,038,549

		9,383,415
HOUSEWARES—0.01%
Newell Rubbermaid Inc.
4.70%, 08/15/20	300	327,023

		327,023
INSURANCE—3.30%
ACE INA Holdings Inc.
2.60%, 11/23/15	2,750	2,851,889
5.88%, 06/15/14	1,000	1,090,321
5.90%, 06/15/19(b)	750	922,860
Aegon NV
4.75%, 06/01/13	2,000	2,060,887
Aflac Inc.
2.65%, 02/15/17	1,500	1,531,984
3.45%, 08/15/15(b)	700	735,750
8.50%, 05/15/19	500	655,655
Alleghany Corp.
5.63%, 09/15/20	400	434,260
Allied World Assurance Co. Ltd.
5.50%, 11/15/20(b)	75	78,715
Allstate Corp. (The)
5.00%, 08/15/14(b)	1,666	1,802,694
7.45%, 05/16/19	2,750	3,527,168
American International Group Inc.
3.65%, 01/15/14	1,000	1,017,070
3.80%, 03/22/17	3,500	3,547,442
4.25%, 09/15/14	2,500	2,590,014
4.88%, 09/15/16	3,500	3,687,024
5.05%, 10/01/15	1,500	1,591,769
5.60%, 10/18/16(b)	2,989	3,232,859
5.85%, 01/16/18	2,750	3,015,392
6.40%, 12/15/20	4,000	4,503,454
8.25%, 08/15/18	3,400	4,099,576
Aon Corp.
3.13%, 05/27/16	350	362,699
5.00%, 09/30/20	2,000	2,237,983
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20(b)	400	433,862
Axis Specialty Finance LLC
5.88%, 06/01/20	1,500	1,602,945
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22(b)	1,500	1,507,639
3.20%, 02/11/15(b)	2,450	2,599,482
4.25%, 01/15/21(b)	2,100	2,314,760
4.63%, 10/15/13	1,625	1,714,987

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

4.85%, 01/15/15	2,670	2,942,497
5.00%, 08/15/13	4,000	4,210,186
5.40%, 05/15/18(b)	750	886,005
Berkshire Hathaway Inc.
1.90%, 01/31/17	5,100	5,198,360
2.20%, 08/15/16	1,700	1,764,500
Chubb Corp. (The)
5.75%, 05/15/18	1,000	1,222,722
6.38%, 03/29/67 (Call 04/15/17)(d)	1,500	1,518,750
CNA Financial Corp.
5.85%, 12/15/14	1,650	1,773,848
5.88%, 08/15/20	1,900	2,080,106
Genworth Financial Inc.
5.75%, 06/15/14(b)	2,250	2,283,750
6.52%, 05/22/18	1,500	1,440,000
7.63%, 09/24/21(b)	2,000	1,932,500
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	800	877,331
Hartford Financial Services Group Inc.
4.00%, 10/15/17(b)	1,500	1,505,651
4.63%, 07/15/13	1,300	1,333,739
6.00%, 01/15/19	1,500	1,620,354
6.30%, 03/15/18	1,737	1,897,376
Kemper Corp.
6.00%, 11/30/15	1,000	1,052,912
Lincoln National Corp.
4.20%, 03/15/22	2,000	1,999,849
4.85%, 06/24/21	150	157,508
7.00%, 05/17/66 (Call 05/17/16)(d)	1,000	940,000
8.75%, 07/01/19	2,150	2,739,262
Manulife Financial Corp.
3.40%, 09/17/15	1,000	1,024,996
Markel Corp.
5.35%, 06/01/21	1,300	1,392,913
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	1,300	1,445,702
5.75%, 09/15/15	1,184	1,316,508
9.25%, 04/15/19	500	669,498
MetLife Inc.
2.38%, 02/06/14	2,000	2,040,057
4.75%, 02/08/21	2,000	2,220,482
5.00%, 06/15/15	3,333	3,651,934
6.75%, 06/01/16	2,600	3,059,291
7.72%, 02/15/19	1,650	2,107,870
PartnerRe Finance B LLC
5.50%, 06/01/20(b)	500	528,790
Progressive Corp. (The)
3.75%, 08/23/21(b)	850	929,676
6.70%, 06/15/67 (Call 06/15/17)(d)	1,000	1,035,000
Protective Life Corp.
7.38%, 10/15/19(b)	500	581,453
Prudential Financial Inc.
3.00%, 05/12/16	750	771,973
4.50%, 07/15/13	1,800	1,864,606
7.38%, 06/15/19	3,800	4,676,775
8.88%, 06/15/68 (Call 06/15/18)(d)	1,000	1,160,000
Series B
5.10%, 09/20/14	2,450	2,633,377
Series D
3.88%, 01/14/15	2,500	2,612,315
4.75%, 09/17/15	4,000	4,308,755
6.00%, 12/01/17	1,000	1,155,429

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

Reinsurance Group of America Inc.
5.00%, 06/01/21	1,500	1,585,650
6.45%, 11/15/19	1,000	1,137,207
Torchmark Corp.
9.25%, 06/15/19	325	416,553
Transatlantic Holdings Inc.
5.75%, 12/14/15	2,500	2,715,648
Travelers Companies Inc. (The)
3.90%, 11/01/20(b)	1,500	1,654,822
5.80%, 05/15/18	2,937	3,566,084
Unum Group
5.63%, 09/15/20	250	271,413
7.13%, 09/30/16	650	748,945
Willis Group Holdings PLC
5.75%, 03/15/21	150	163,697
Willis North America Inc.
6.20%, 03/28/17	485	547,918
7.00%, 09/29/19	1,600	1,871,105
WR Berkley Corp.
4.63%, 03/15/22	1,100	1,134,423
5.38%, 09/15/20	300	323,775
XL Group PLC
5.25%, 09/15/14	2,000	2,109,297

		156,562,283
INTERNET—0.25%
eBay Inc.
0.88%, 10/15/13	150	150,958
1.63%, 10/15/15	750	765,440
3.25%, 10/15/20 (Call 07/15/20)	1,400	1,463,056
Expedia Inc.
5.95%, 08/15/20	1,400	1,456,000
Google Inc.
1.25%, 05/19/14	3,500	3,546,647
2.13%, 05/19/16	600	625,698
3.63%, 05/19/21	1,450	1,613,494
Symantec Corp.
2.75%, 09/15/15	1,000	1,034,977
4.20%, 09/15/20	1,000	1,044,046

		11,700,316
IRON & STEEL—0.60%
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	1,500	1,663,516
9.38%, 06/01/19	400	513,750
ArcelorMittal SA
3.75%, 03/01/16(b)	2,550	2,526,095
4.50%, 02/25/17	4,000	3,896,576
5.25%, 08/05/20(b)	1,000	947,013
5.38%, 06/01/13	1,500	1,549,610
5.50%, 03/01/21	4,500	4,251,355
6.13%, 06/01/18	1,867	1,876,709
9.85%, 06/01/19	2,300	2,674,424
ArcelorMittal USA Inc.
6.50%, 04/15/14	2,500	2,652,514
Cliffs Natural Resources Inc.
4.80%, 10/01/20	500	521,579
4.88%, 04/01/21(b)	2,000	2,079,113
Nucor Corp.
5.75%, 12/01/17	2,700	3,241,927

		28,394,181

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

LODGING—0.19%
Choice Hotels International Inc.
5.70%, 08/28/20	400	439,054
Hyatt Hotels Corp.
5.38%, 08/15/21 (Call 05/15/21)	1,000	1,104,171
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	1,500	1,524,788
Starwood Hotels & Resorts Worldwide Inc.
6.75%, 05/15/18	2,000	2,310,000
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	1,550	1,555,404
4.25%, 03/01/22 (Call 12/01/21)	800	813,737
5.75%, 02/01/18	1,000	1,124,508
6.00%, 12/01/16(b)	14	15,587

		8,887,249
MACHINERY—0.39%
Caterpillar Inc.
1.38%, 05/27/14	6,000	6,071,800
3.90%, 05/27/21	2,000	2,227,480
5.70%, 08/15/16	5,004	5,897,556
Deere & Co.
4.38%, 10/16/19	504	590,191
Joy Global Inc.
5.13%, 10/15/21	1,400	1,570,811
Roper Industries Inc.
6.63%, 08/15/13	500	531,935
Xylem Inc.
4.88%, 10/01/21(a)	1,500	1,684,474

		18,574,247
MANUFACTURING—1.00%
3M Co.
1.38%, 09/29/16	1,850	1,885,591
Series E
4.38%, 08/15/13	2,000	2,095,069
Cooper US Inc.
2.38%, 01/15/16	350	359,874
3.88%, 12/15/20 (Call 09/15/20)	2,010	2,210,959
Danaher Corp.
1.30%, 06/23/14	150	151,784
2.30%, 06/23/16	100	103,860
3.90%, 06/23/21 (Call 03/23/21)	2,450	2,762,429
5.40%, 03/01/19	500	602,254
5.63%, 01/15/18	1,100	1,322,663
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	1,500	1,739,011
Eaton Corp.
5.60%, 05/15/18	1,750	2,056,856
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)(b)(d)	1,250	1,275,000
General Electric Co.
5.25%, 12/06/17	6,250	7,287,538
Harsco Corp.
2.70%, 10/15/15	1,000	1,030,883
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)(a)	775	828,855
5.15%, 04/01/14	3,700	3,994,593
Ingersoll-Rand Global Holding Co. Ltd.
6.00%, 08/15/13	1,000	1,056,418
6.88%, 08/15/18	2,500	3,041,426

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	650	699,498
Textron Inc.
4.63%, 09/21/16	500	530,068
5.60%, 12/01/17	1,000	1,092,710
5.95%, 09/21/21 (Call 06/21/21)	500	554,189
Tyco Electronics Group SA
4.88%, 01/15/21(b)	1,850	2,033,438
6.55%, 10/01/17	1,000	1,199,871
Tyco International Finance SA
3.38%, 10/15/15	1,000	1,064,735
3.75%, 01/15/18	3,350	3,637,832
8.50%, 01/15/19	2,000	2,644,716

		47,262,120
MEDIA—3.12%
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	1,000	999,546
5.75%, 04/15/20	1,000	1,172,336
8.20%, 05/15/14	2,200	2,497,000
Comcast Corp.
5.15%, 03/01/20	3,000	3,510,634
5.70%, 05/15/18	1,800	2,120,087
5.90%, 03/15/16	1,950	2,255,422
6.30%, 11/15/17	4,750	5,726,864
6.50%, 01/15/17	2,700	3,211,387
COX Communications Inc.
4.63%, 06/01/13	1,950	2,022,796
5.45%, 12/15/14	834	919,992
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	2,000	2,007,132
3.50%, 03/01/16	2,500	2,637,520
3.55%, 03/15/15	2,000	2,108,592
3.80%, 03/15/22	2,000	1,999,812
4.75%, 10/01/14	1,850	1,990,972
5.00%, 03/01/21	4,500	4,922,886
5.88%, 10/01/19	3,250	3,745,141
Discovery Communications LLC
3.30%, 05/15/22(b)	1,000	1,011,826
3.70%, 06/01/15	1,700	1,815,902
4.38%, 06/15/21	500	542,500
5.05%, 06/01/20	2,500	2,837,281
Historic TW Inc.
6.88%, 06/15/18	1,000	1,226,787
NBCUniversal Media LLC
2.10%, 04/01/14	2,000	2,034,813
2.88%, 04/01/16	3,500	3,649,237
3.65%, 04/30/15	4,350	4,628,141
5.15%, 04/30/20	7,650	8,841,323
News America Inc.
4.50%, 02/15/21	4,000	4,313,173
5.30%, 12/15/14	1,483	1,626,074
6.90%, 03/01/19	500	612,141
Reed Elsevier Capital Inc.
8.63%, 01/15/19	3,200	4,057,495
Scripps Networks Interactive Inc.
2.70%, 12/15/16	1,000	1,029,325
Thomson Reuters Corp.
3.95%, 09/30/21	1,000	1,074,211
5.70%, 10/01/14	1,000	1,097,926
5.95%, 07/15/13	1,536	1,620,304
6.50%, 07/15/18	2,200	2,693,740

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)(b)	1,250	1,297,916
5.00%, 02/01/20	2,000	2,224,191
5.85%, 05/01/17	2,322	2,694,833
6.75%, 07/01/18	4,218	5,125,317
7.50%, 04/01/14	4,000	4,421,689
8.25%, 02/14/14	2,200	2,441,244
8.25%, 04/01/19	4,100	5,352,568
8.75%, 02/14/19	1,500	1,984,625
Time Warner Inc.
4.00%, 01/15/22	750	800,581
4.75%, 03/29/21	1,900	2,127,872
4.88%, 03/15/20	4,400	4,959,114
5.88%, 11/15/16	2,650	3,107,803
Viacom Inc.
1.25%, 02/27/15	800	798,869
2.50%, 12/15/16	1,000	1,033,893
3.50%, 04/01/17	900	969,620
3.88%, 12/15/21(b)	1,000	1,066,928
4.50%, 03/01/21	2,000	2,224,322
5.63%, 09/15/19	500	587,819
6.25%, 04/30/16	2,000	2,341,433
Walt Disney Co. (The)
0.88%, 12/01/14	1,500	1,503,983
1.13%, 02/15/17(b)	2,050	2,036,413
1.35%, 08/16/16	4,500	4,523,821
3.75%, 06/01/21	1,750	1,935,652
4.50%, 12/15/13	1,500	1,587,863
5.50%, 03/15/19	2,000	2,423,788

		148,132,475
MINING—2.04%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)	3,250	3,333,143
5.55%, 02/01/17(b)	1,145	1,254,465
6.15%, 08/15/20(b)	1,500	1,611,621
6.75%, 07/15/18	3,308	3,764,677
AngloGold Ashanti Holdings PLC
5.38%, 04/15/20	2,000	2,070,490
Barrick Gold Corp.
2.90%, 05/30/16	5,800	6,074,639
3.85%, 04/01/22(a)	1,800	1,847,364
6.95%, 04/01/19	1,500	1,865,577
Barrick Gold Finance Co.
6.13%, 09/15/13	1,000	1,065,216
Barrick North America Finance LLC
4.40%, 05/30/21	1,000	1,074,504
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	6,000	6,007,642
1.63%, 02/24/17	1,800	1,808,545
1.88%, 11/21/16	2,000	2,041,002
3.25%, 11/21/21	3,381	3,512,367
5.50%, 04/01/14	1,000	1,085,979
6.50%, 04/01/19	3,100	3,957,026
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15(b)	2,600	2,592,957
2.15%, 03/01/17(b)	850	835,967
3.55%, 03/01/22 (Call 12/01/21)	2,000	1,962,577
Kinross Gold Corp.
3.63%, 09/01/16(a)	500	498,119

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	950	932,134
5.13%, 10/01/19	2,000	2,259,484
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15(b)	400	408,307
2.25%, 09/20/16(b)	1,600	1,658,592
2.50%, 05/20/16	2,000	2,086,984
3.50%, 11/02/20	2,200	2,314,674
3.75%, 09/20/21	2,950	3,147,981
4.13%, 05/20/21	1,000	1,094,433
6.50%, 07/15/18	5,343	6,593,313
8.95%, 05/01/14	4,000	4,584,127
9.00%, 05/01/19	1,000	1,377,460
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	3,000	2,996,069
Teck Resources Ltd.
3.00%, 03/01/19	1,300	1,309,485
3.85%, 08/15/17	100	106,194
4.75%, 01/15/22 (Call 10/15/21)(b)	2,000	2,127,453
5.38%, 10/01/15(b)	1,000	1,099,698
10.25%, 05/15/16 (Call 05/15/13)	1,500	1,695,000
10.75%, 05/15/19 (Call 05/15/14)	425	520,625
Vale Overseas Ltd.
4.38%, 01/11/22	3,000	2,986,953
4.63%, 09/15/20	1,000	1,030,809
5.63%, 09/15/19	1,500	1,639,754
6.25%, 01/11/16	3,250	3,637,733
6.25%, 01/23/17	1,322	1,494,343
Xstrata Canada Corp.
6.00%, 10/15/15	1,250	1,396,940

		96,762,422
MULTI-NATIONAL—5.88%
African Development Bank
2.50%, 03/15/16	5,100	5,426,480
3.00%, 05/27/14	2,900	3,042,680
Corporacion Andina de Fomento
8.13%, 06/04/19	3,000	3,817,072
Council of Europe Development Bank
1.50%, 02/22/17	6,000	6,008,854
2.75%, 02/10/15	1,000	1,045,415
European Bank for Reconstruction and Development
1.00%, 02/16/17	4,500	4,505,422
1.38%, 10/20/16	2,300	2,350,408
1.63%, 09/03/15	5,500	5,644,602
2.50%, 03/15/16	3,000	3,187,431
European Investment Bank
1.25%, 02/14/14	17,800	17,958,470
1.50%, 05/15/14	18,000	18,211,559
1.63%, 09/01/15	11,000	11,203,867
1.75%, 03/15/17	5,800	5,845,754
1.88%, 06/17/13	3,000	3,039,748
2.13%, 07/15/16	7,750	7,974,510
2.25%, 03/15/16	3,750	3,878,568
2.50%, 05/16/16	8,250	8,612,969
2.75%, 03/23/15	12,000	12,589,132
2.88%, 09/15/20	8,250	8,598,945
3.00%, 04/08/14	2,600	2,702,150
3.13%, 06/04/14	4,000	4,178,107
3.25%, 05/15/13	2,250	2,307,040
4.63%, 05/15/14	16,342	17,518,224
4.88%, 01/17/17	4,000	4,588,574
5.13%, 09/13/16	9,750	11,245,756
5.13%, 05/30/17	2,500	2,918,392
Series E
4.25%, 07/15/13	9,000	9,361,496

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

International Bank for Reconstruction and Development
0.50%, 11/26/13	7,000	7,012,972
0.88%, 04/17/17	9,250	9,277,719
1.00%, 09/15/16	10,000	10,126,110
1.13%, 08/25/14	3,000	3,048,916
1.75%, 07/15/13	5,000	5,083,253
2.13%, 03/15/16(b)	10,800	11,382,339
2.38%, 05/26/15	10,650	11,226,636
3.50%, 10/08/13	3,137	3,271,131
Series G
3.63%, 05/21/13(b)	1,625	1,676,155
International Finance Corp.
1.13%, 11/23/16	3,000	3,047,679
2.13%, 11/17/17	3,500	3,709,722
2.25%, 04/11/16	5,850	6,192,580
2.75%, 04/20/15	2,000	2,126,299
3.50%, 05/15/13	750	771,132
Series G
3.00%, 04/22/14	4,800	5,032,987
Nordic Investment Bank
2.25%, 03/15/16(b)	5,000	5,273,667
2.63%, 10/06/14	2,000	2,098,048
5.00%, 02/01/17	512	608,336

		278,727,306
OFFICE & BUSINESS EQUIPMENT—0.38%
Pitney Bowes Inc.
3.88%, 06/15/13	1,000	1,024,203
5.00%, 03/15/15	2,200	2,280,766
5.75%, 09/15/17(b)	2,637	2,718,995
Xerox Corp.
2.95%, 03/15/17	500	507,359
4.25%, 02/15/15	3,700	3,922,871
4.50%, 05/15/21	1,500	1,541,110
5.63%, 12/15/19	550	612,185
6.35%, 05/15/18	2,950	3,464,094
6.40%, 03/15/16	1,800	2,019,572

		18,091,155
OIL & GAS—5.48%
Anadarko Petroleum Corp.
5.95%, 09/15/16	3,533	3,999,433
6.38%, 09/15/17	1,700	1,985,782
7.63%, 03/15/14	1,500	1,652,583
8.70%, 03/15/19	1,569	2,082,619
Apache Corp.
1.75%, 04/15/17	1,000	1,013,090
3.25%, 04/15/22 (Call 01/15/22)	2,000	2,078,784
3.63%, 02/01/21 (Call 11/01/20)(b)	2,000	2,145,169
5.63%, 01/15/17	150	177,378
BP Capital Markets PLC
1.85%, 05/05/17	1,250	1,250,906
3.13%, 10/01/15	3,859	4,065,641
3.20%, 03/11/16	4,800	5,082,108
3.63%, 05/08/14	1,800	1,881,952
3.88%, 03/10/15	3,700	3,951,205
4.50%, 10/01/20	4,000	4,470,464
4.74%, 03/11/21	3,850	4,363,869
4.75%, 03/10/19	1,250	1,420,025
5.25%, 11/07/13	3,512	3,721,913

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

Canadian Natural Resources Ltd.
1.45%, 11/14/14	150	151,203
3.45%, 11/15/21	2,000	2,063,516
5.70%, 05/15/17	2,284	2,678,381
Cenovus Energy Inc.
4.50%, 09/15/14	1,850	1,982,285
5.70%, 10/15/19	1,000	1,191,155
Chevron Corp.
3.95%, 03/03/14	3,800	4,024,184
4.95%, 03/03/19	2,550	3,098,422
ConocoPhillips
4.60%, 01/15/15	3,850	4,228,587
4.75%, 02/01/14	3,100	3,301,357
5.20%, 05/15/18	1,650	1,953,135
5.75%, 02/01/19	4,950	6,092,409
6.00%, 01/15/20	1,200	1,520,229
Devon Energy Corp.
2.40%, 07/15/16 (Call 06/15/16)	750	771,282
3.25%, 05/15/22 (Call 02/15/22)	1,000	1,017,005
4.00%, 07/15/21 (Call 04/15/21)(b)	200	215,793
6.30%, 01/15/19	2,200	2,695,109
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	750	882,198
Ecopetrol SA
7.63%, 07/23/19	3,000	3,705,000
Encana Corp.
3.90%, 11/15/21(b)	2,000	1,990,500
Ensco PLC
3.25%, 03/15/16	2,850	2,985,648
4.70%, 03/15/21	2,850	3,084,147
EOG Resources Inc.
2.50%, 02/01/16	500	520,125
2.95%, 06/01/15	2,000	2,102,677
4.10%, 02/01/21	1,250	1,386,373
4.40%, 06/01/20	200	226,152
5.63%, 06/01/19	1,500	1,801,387
5.88%, 09/15/17	453	541,410
EQT Corp.
4.88%, 11/15/21	1,000	1,026,234
8.13%, 06/01/19	1,250	1,496,243
Hess Corp.
8.13%, 02/15/19	1,500	1,949,866
Husky Energy Inc.
5.90%, 06/15/14	2,200	2,397,479
7.25%, 12/15/19	2,100	2,624,060
Marathon Oil Corp.
5.90%, 03/15/18	1,637	1,923,548
6.00%, 10/01/17	167	195,822
Marathon Petroleum Corp.
3.50%, 03/01/16	100	104,028
5.13%, 03/01/21	1,500	1,654,848
Nabors Industries Inc.
4.63%, 09/15/21	1,150	1,211,588
9.25%, 01/15/19	3,650	4,772,133
Nexen Inc.
6.20%, 07/30/19	1,750	2,045,737
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	3,500	3,670,506
8.25%, 03/01/19	750	958,282
Noble Holding International Ltd.
3.45%, 08/01/15	3,500	3,665,621
4.90%, 08/01/20	1,000	1,092,672

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

NuStar Logistics LP
4.80%, 09/01/20	1,525	1,606,577
Occidental Petroleum Corp.
1.75%, 02/15/17	5,950	6,038,902
3.13%, 02/15/22 (Call 11/15/21)	250	261,615
Series 1
4.10%, 02/01/21 (Call 11/01/20)	3,500	3,928,172
Petro-Canada
6.05%, 05/15/18	2,750	3,258,554
Petrobras International Finance Co.
2.88%, 02/06/15	3,000	3,032,628
3.50%, 02/06/17	4,000	4,042,032
3.88%, 01/27/16	1,000	1,038,653
5.38%, 01/27/21	6,750	7,203,788
5.75%, 01/20/20	2,000	2,192,331
5.88%, 03/01/18	6,212	6,886,856
6.13%, 10/06/16	2,050	2,299,819
7.88%, 03/15/19	5,100	6,220,061
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	3,000	3,401,250
7.88%, 06/01/15 (Call 07/02/12)	3,000	3,127,500
Phillips 66
2.95%, 05/01/17(a)	4,500	4,599,094
4.30%, 04/01/22(a)	2,000	2,084,520
Pride International Inc.
6.88%, 08/15/20	500	613,395
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	500	511,692
5.00%, 09/01/17	800	864,207
Shell International Finance BV
3.10%, 06/28/15	5,500	5,862,244
3.25%, 09/22/15	2,250	2,412,604
4.00%, 03/21/14	1,150	1,217,159
4.30%, 09/22/19	6,200	7,187,563
Southwestern Energy Co.
4.10%, 03/15/22(a)	2,000	2,011,023
Statoil ASA
2.90%, 10/15/14	500	524,169
3.13%, 08/17/17	3,500	3,767,528
3.88%, 04/15/14	1,800	1,901,339
5.25%, 04/15/19	2,550	3,061,375
Suncor Energy Inc.
6.10%, 06/01/18	750	891,730
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	1,500	1,504,297
7.75%, 06/01/19	1,950	2,424,894
Total Capital
2.30%, 03/15/16	500	516,723
3.00%, 06/24/15	4,250	4,469,907
3.13%, 10/02/15	2,500	2,642,359
4.13%, 01/28/21	650	723,696
4.45%, 06/24/20	2,000	2,267,489
Total Capital Canada Ltd.
1.63%, 01/28/14	650	660,028
Total Capital International
1.50%, 02/17/17(b)	3,550	3,551,512
Transocean Inc.
4.95%, 11/15/15	1,850	1,992,610
5.05%, 12/15/16	1,900	2,070,807
6.00%, 03/15/18	1,500	1,688,979
6.38%, 12/15/21	2,000	2,291,446
6.50%, 11/15/20	2,000	2,289,202

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

Valero Energy Corp.
4.50%, 02/01/15	2,000	2,134,407
6.13%, 06/15/17	657	768,398
6.13%, 02/01/20	1,750	2,020,757
9.38%, 03/15/19	1,000	1,318,053

		259,725,201
OIL & GAS SERVICES—0.34%
Baker Hughes Inc.
3.20%, 08/15/21	2,200	2,292,628
7.50%, 11/15/18	950	1,250,085
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	1,850	2,017,055
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	1,500	1,569,295
6.15%, 09/15/19	1,500	1,864,888
Weatherford International Ltd.
5.13%, 09/15/20	2,450	2,646,172
6.35%, 06/15/17	3,985	4,621,013

		16,261,136
PACKAGING & CONTAINERS—0.04%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	100	108,725
5.65%, 08/01/14	1,000	1,074,390
6.80%, 08/01/19	500	602,682
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	75	79,321

		1,865,118
PHARMACEUTICALS—3.16%
Abbott Laboratories
2.70%, 05/27/15	3,100	3,273,375
5.13%, 04/01/19	3,550	4,285,256
5.60%, 11/30/17	4,916	5,940,970
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	1,600	1,699,639
5.88%, 09/15/15	795	910,256
AstraZeneca PLC
5.40%, 06/01/14	500	544,837
5.90%, 09/15/17	1,450	1,738,835
Bristol-Myers Squibb Co.
5.45%, 05/01/18	2,650	3,195,403
Cardinal Health Inc.
3.20%, 06/15/22	900	907,651
4.00%, 06/15/15	2,000	2,147,825
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	2,145	2,293,155
Eli Lilly and Co.
4.20%, 03/06/14	2,100	2,226,026
5.20%, 03/15/17	1,000	1,166,785
Express Scripts Holding Co.
2.65%, 02/15/17(a)	3,250	3,326,628
2.75%, 11/21/14(a)	1,250	1,278,049
3.13%, 05/15/16	3,000	3,125,346
3.50%, 11/15/16(a)	2,000	2,107,978
3.90%, 02/15/22(a)	2,000	2,076,869
4.75%, 11/15/21(a)	2,250	2,487,978
6.25%, 06/15/14	2,000	2,174,528

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	5,650	5,883,012
5.65%, 05/15/18	4,633	5,557,663
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	1,500	1,518,103
Johnson & Johnson
1.20%, 05/15/14	525	531,962
2.15%, 05/15/16	1,750	1,833,390
2.95%, 09/01/20	200	216,272
3.55%, 05/15/21	1,500	1,701,534
5.15%, 07/15/18	1,250	1,514,246
5.55%, 08/15/17	2,000	2,441,058
McKesson Corp.
3.25%, 03/01/16	3,200	3,413,019
4.75%, 03/01/21 (Call 12/01/20)	750	876,588
5.70%, 03/01/17(b)	1,617	1,901,170
Mead Johnson Nutrition Co.
3.50%, 11/01/14	1,500	1,561,199
Medco Health Solutions Inc.
2.75%, 09/15/15	2,400	2,456,785
7.13%, 03/15/18	1,700	2,098,452
Merck & Co. Inc.
4.00%, 06/30/15	1,950	2,136,208
4.75%, 03/01/15(b)	600	662,555
5.00%, 06/30/19	6,000	7,257,417
Novartis Capital Corp.
2.90%, 04/24/15	3,550	3,762,801
4.13%, 02/10/14	2,950	3,118,692
Novartis Securities Investment Ltd.
5.13%, 02/10/19	6,511	7,833,265
Pfizer Inc.
5.35%, 03/15/15	4,850	5,442,672
6.20%, 03/15/19	7,900	9,950,210
Sanofi
1.20%, 09/30/14	250	252,202
1.63%, 03/28/14	2,500	2,538,766
2.63%, 03/29/16	2,500	2,621,321
4.00%, 03/29/21	3,700	4,112,153
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	3,400	3,642,648
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	1,400	1,449,632
Series 2
3.65%, 11/10/21	3,429	3,582,154
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	1,300	1,369,519
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	800	809,451
Teva Pharmaceutical Finance IV LLC
1.70%, 11/10/14	2,000	2,034,287
Watson Pharmaceuticals Inc.
6.13%, 08/15/19	2,000	2,300,014
Wyeth LLC
5.50%, 02/01/14	4,192	4,523,507

		149,811,316
PIPELINES—1.96%
Boardwalk Pipelines Partners LP
5.75%, 09/15/19	750	833,199
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	2,400	2,449,942
5.50%, 08/15/19	500	535,828

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	1,888	2,048,170
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	1,000	1,032,266
Duke Capital LLC
8.00%, 10/01/19	750	962,064
Enbridge Energy Partners LP
5.20%, 03/15/20	2,950	3,336,278
9.88%, 03/01/19	875	1,180,660
Enbridge Inc.
5.60%, 04/01/17	1,625	1,855,294
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	1,800	1,829,061
5.20%, 02/01/22 (Call 11/01/21)(b)	2,000	2,093,844
5.95%, 02/01/15	1,900	2,057,640
9.00%, 04/15/19	840	1,053,863
9.70%, 03/15/19	665	854,903
Enterprise Products Operating LLC
3.20%, 02/01/16	350	368,319
4.05%, 02/15/22(b)	2,000	2,118,420
6.50%, 01/31/19	2,550	3,080,093
Series G
5.60%, 10/15/14	3,898	4,281,731
Series L
6.30%, 09/15/17	2,000	2,393,910
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	1,150	1,219,685
4.15%, 03/01/22(b)	800	823,879
5.00%, 12/15/13	3,000	3,165,368
5.95%, 02/15/18	2,100	2,432,028
6.85%, 02/15/20	1,000	1,210,899
9.00%, 02/01/19	2,100	2,711,708
Magellan Midstream Partners LP
4.25%, 02/01/21	1,000	1,060,949
6.55%, 07/15/19(b)	1,625	1,948,510
NuStar Pipeline Operating Partnership LP
5.88%, 06/01/13	1,000	1,042,063
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	650	679,233
5.20%, 06/15/15	1,000	1,087,632
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	1,000	1,051,145
6.15%, 10/01/16	425	492,665
8.63%, 03/01/19(b)	1,000	1,269,060
Panhandle Eastern Pipe Line Co. LP
6.05%, 08/15/13	3,000	3,165,458
Plains All American Pipeline LP
5.00%, 02/01/21	2,125	2,381,574
5.75%, 01/15/20	1,000	1,168,980
8.75%, 05/01/19	2,200	2,859,839

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

Questar Pipeline Co.
5.83%, 02/01/18	1,000	1,156,633
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	1,350	1,450,962
Spectra Energy Capital LLC
5.67%, 08/15/14	2,500	2,698,636
Spectra Energy Partners LP
2.95%, 06/15/16 (Call 05/15/16)	1,000	1,028,029
TC Pipelines LP
4.65%, 06/15/21	450	467,477
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	1,125	1,349,986
Texas Gas Transmission LLC
4.60%, 06/01/15	935	992,455
TransCanada PipeLines Ltd.
3.40%, 06/01/15	2,000	2,129,118
3.80%, 10/01/20	4,500	4,908,995
6.35%, 05/15/67 (Call 05/15/17)(d)	500	510,000
6.50%, 08/15/18	3,423	4,234,104
Transcontinental Gas Pipe Line Corp.
6.05%, 06/15/18	1,000	1,193,469
Williams Partners LP
3.80%, 02/15/15	750	793,454
5.25%, 03/15/20	2,500	2,808,470
7.25%, 02/01/17	2,750	3,319,111

		93,177,059
REAL ESTATE—0.14%
Prologis LP
4.50%, 08/15/17	500	524,300
6.63%, 05/15/18	2,750	3,165,190
6.88%, 03/15/20 (Call 12/16/19)(b)	1,620	1,928,694
7.63%, 08/15/14(b)	500	553,858
Regency Centers LP
5.88%, 06/15/17	500	560,040

		6,732,082
REAL ESTATE INVESTMENT TRUSTS—1.88%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	1,500	1,568,632
American Tower Corp.
4.50%, 01/15/18	3,300	3,454,888
4.63%, 04/01/15	1,300	1,373,149
5.05%, 09/01/20	1,000	1,056,505
7.00%, 10/15/17	1,000	1,163,594
Arden Realty LP
5.25%, 03/01/15 (Call 12/01/14)	1,000	1,076,263
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)	550	585,954
5.70%, 03/15/17	750	866,066
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	3,950	4,125,021
4.13%, 05/15/21	500	526,573
5.63%, 11/15/20 (Call 08/15/20)	2,000	2,319,386
5.88%, 10/15/19	1,000	1,168,634

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

Brandywine Operating Partnership LP
6.00%, 04/01/16	1,000	1,069,613
BRE Properties Inc.
5.50%, 03/15/17	750	823,527
CommonWealth REIT
6.25%, 08/15/16 (Call 02/15/16)	1,250	1,336,089
Digital Realty Trust LP
4.50%, 07/15/15	800	836,642
5.25%, 03/15/21	800	853,242
Duke Realty LP
5.95%, 02/15/17	1,000	1,115,932
6.75%, 03/15/20	1,250	1,484,404
7.38%, 02/15/15	500	557,063
Equity One Inc.
6.25%, 12/15/14	500	528,534
ERP Operating LP
4.63%, 12/15/21	1,750	1,911,364
4.75%, 07/15/20 (Call 04/15/20)	1,500	1,644,851
5.13%, 03/15/16	1,516	1,657,774
5.75%, 06/15/17	1,322	1,516,092
HCP Inc.
2.70%, 02/01/14	200	202,552
3.75%, 02/01/16	2,650	2,744,525
5.38%, 02/01/21 (Call 12/01/20)	2,150	2,397,201
5.65%, 12/15/13	1,600	1,688,865
6.00%, 01/30/17	500	558,566
6.70%, 01/30/18	1,076	1,256,238
Health Care REIT Inc.
3.63%, 03/15/16(b)	300	305,898
4.13%, 04/01/19 (Call 01/01/19)	1,500	1,526,340
4.70%, 09/15/17	2,000	2,102,979
4.95%, 01/15/21 (Call 10/15/20)	1,000	1,051,482
6.20%, 06/01/16	1,625	1,792,523
Healthcare Realty Trust Inc.
5.75%, 01/15/21	500	530,268
6.50%, 01/17/17	500	555,191
Hospitality Properties Trust
5.13%, 02/15/15 (Call 08/15/14)(b)	1,000	1,029,746
5.63%, 03/15/17	900	958,245
7.88%, 08/15/14 (Call 02/15/14)	450	484,869
HRPT Properties Trust
6.25%, 06/15/17 (Call 12/15/16)	1,000	1,091,239
Kilroy Realty LP
4.80%, 07/15/18	1,500	1,583,666
Kimco Realty Corp.
5.70%, 05/01/17	2,500	2,816,045
Liberty Property LP
6.63%, 10/01/17	1,300	1,525,664
Mack-Cali Realty Corp.
7.75%, 08/15/19	300	370,210
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,030,258
Realty Income Corp.
6.75%, 08/15/19	1,000	1,178,793
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	3,500	3,487,706
4.13%, 12/01/21 (Call 09/01/21)	2,000	2,153,832
4.20%, 02/01/15 (Call 11/01/14)	2,500	2,644,168
4.38%, 03/01/21 (Call 12/01/20)	1,400	1,532,394
5.25%, 12/01/16 (Call 09/02/16)(b)	1,222	1,393,770
5.65%, 02/01/20 (Call 11/01/19)	2,000	2,345,646
6.10%, 05/01/16 (Call 02/01/16)	2,000	2,290,802
6.13%, 05/30/18	1,950	2,303,254
10.35%, 04/01/19	500	697,970

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

UDR Inc.
4.25%, 06/01/18	800	846,852
Series 0001
4.63%, 01/10/22 (Call 10/10/21)	500	526,971
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	400	406,943
4.25%, 03/01/22	1,500	1,508,155
4.75%, 06/01/21 (Call 03/01/21)	1,500	1,569,256
Vornado Realty Trust
4.25%, 04/01/15 (Call 01/01/15)	1,500	1,563,268
5.00%, 01/15/22	500	520,083

		89,192,225
RETAIL—2.45%
Advance Auto Parts Inc.
4.50%, 01/15/22	200	213,172
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	150	155,786
5.75%, 01/15/15	2,095	2,311,513
6.50%, 01/15/14	1,174	1,273,296
Best Buy Co. Inc.
3.75%, 03/15/16(b)	200	191,500
5.50%, 03/15/21 (Call 12/15/20)(b)	1,650	1,530,375
6.75%, 07/15/13	1,000	1,046,506
Costco Wholesale Corp.
5.50%, 03/15/17	2,750	3,288,686
CVS Caremark Corp.
3.25%, 05/18/15	2,000	2,118,875
4.75%, 05/18/20 (Call 12/18/19)	2,000	2,302,763
5.75%, 06/01/17	1,300	1,532,867
6.60%, 03/15/19	2,500	3,130,833
Darden Restaurants Inc.
4.50%, 10/15/21	2,000	2,112,594
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	1,350	1,377,000
Home Depot Inc. (The)
4.40%, 04/01/21 (Call 01/21/21)	3,500	3,990,300
5.25%, 12/16/13	2,000	2,140,328
5.40%, 03/01/16	3,983	4,591,304
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)(b)	3,800	3,957,252
6.25%, 12/15/17(b)	500	595,834
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	250	250,052
2.13%, 04/15/16 (Call 03/15/16)	2,000	2,064,367
3.12%, 04/15/22 (Call 01/15/22)	1,250	1,275,010
3.80%, 11/15/21 (Call 08/15/21)	400	431,239
4.63%, 04/15/20 (Call 10/15/19)(b)	1,500	1,700,031
5.40%, 10/15/16	1,500	1,747,306
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)(b)	950	992,257
5.90%, 12/01/16	3,500	4,032,418
McDonald’s Corp.
1.88%, 05/29/19	2,000	2,013,782
2.63%, 01/15/22	1,350	1,372,386
3.63%, 05/20/21	1,000	1,108,496
5.35%, 03/01/18	2,284	2,742,866
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)(b)	1,000	1,117,478
6.25%, 01/15/18(b)	2,700	3,287,929

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	1,500	1,628,981
Staples Inc.
9.75%, 01/15/14	3,100	3,485,869
Target Corp.
1.13%, 07/18/14	5,340	5,402,943
2.90%, 01/15/22	2,000	2,045,518
3.88%, 07/15/20	1,000	1,109,759
6.00%, 01/15/18	2,550	3,094,252
TJX Companies Inc. (The)
6.95%, 04/15/19	1,000	1,291,741
Wal-Mart Stores Inc.
1.50%, 10/25/15	1,000	1,019,959
1.63%, 04/15/14	3,500	3,575,420
2.25%, 07/08/15	1,000	1,039,572
2.80%, 04/15/16	4,100	4,376,296
3.20%, 05/15/14	2,500	2,625,297
3.25%, 10/25/20	1,750	1,872,087
3.63%, 07/08/20	1,050	1,162,076
4.13%, 02/01/19	500	568,989
4.25%, 04/15/21	3,000	3,446,106
4.55%, 05/01/13	4,583	4,758,239
5.38%, 04/05/17	1,000	1,176,783
5.80%, 02/15/18	2,584	3,154,468
Walgreen Co.
4.88%, 08/01/13	2,500	2,625,023
5.25%, 01/15/19(b)	584	688,050
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	1,500	1,587,809
3.88%, 11/01/20 (Call 08/01/20)	300	320,993
5.30%, 09/15/19	1,175	1,369,052
6.25%, 03/15/18	500	599,837

		116,021,520
SAVINGS & LOANS—0.03%
First Niagara Financial Group Inc.
7.25%, 12/15/21	1,000	1,114,326
Santander Holdings USA Inc.
4.63%, 04/19/16	250	244,386

		1,358,712
SEMICONDUCTORS—0.30%
Analog Devices Inc.
3.00%, 04/15/16	150	158,895
5.00%, 07/01/14	300	324,564
Applied Materials Inc.
2.65%, 06/15/16	400	415,240
4.30%, 06/15/21	1,000	1,120,697
Broadcom Corp.
2.38%, 11/01/15	150	156,279
2.70%, 11/01/18	750	780,521
Intel Corp.
1.95%, 10/01/16	1,500	1,554,418
3.30%, 10/01/21	4,000	4,261,210
KLA-Tencor Corp.
6.90%, 05/01/18	500	598,375
National Semiconductor Corp.
6.60%, 06/15/17(b)	1,500	1,860,003
Texas Instruments Inc.
1.38%, 05/15/14	2,400	2,432,930
2.38%, 05/16/16	750	787,819

		14,450,951

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

SOFTWARE—0.87%
Adobe Systems Inc.
3.25%, 02/01/15	750	783,120
4.75%, 02/01/20	750	834,893
BMC Software Inc.
4.25%, 02/15/22	1,750	1,794,661
CA Inc.
5.38%, 12/01/19	1,000	1,131,158
Dun & Bradstreet Corp. (The)
2.88%, 11/15/15	1,000	1,032,370
Fiserv Inc.
3.13%, 06/15/16	1,200	1,230,008
4.75%, 06/15/21	1,450	1,556,762
6.80%, 11/20/17	500	594,611
Intuit Inc.
5.75%, 03/15/17	1,100	1,265,000
Microsoft Corp.
2.50%, 02/08/16(b)	4,100	4,360,283
2.95%, 06/01/14	3,250	3,402,438
4.00%, 02/08/21	2,000	2,312,175
4.20%, 06/01/19	3,050	3,562,056
Oracle Corp.
3.75%, 07/08/14	4,000	4,263,958
4.95%, 04/15/13	1,000	1,039,726
5.00%, 07/08/19	1,000	1,194,010
5.25%, 01/15/16	4,104	4,708,621
5.75%, 04/15/18	5,200	6,316,835

		41,382,685
TELECOMMUNICATIONS—4.83%
America Movil SAB de CV
2.38%, 09/08/16	2,900	2,925,799
3.63%, 03/30/15	1,000	1,052,890
5.00%, 03/30/20	4,500	5,013,882
5.50%, 03/01/14	2,700	2,889,000
AT&T Inc.
1.60%, 02/15/17(b)	6,800	6,836,769
2.40%, 08/15/16	3,450	3,587,454
2.50%, 08/15/15	5,000	5,195,336
2.95%, 05/15/16	6,000	6,370,817
3.88%, 08/15/21	4,000	4,380,520
4.95%, 01/15/13(b)	1,000	1,027,639
5.10%, 09/15/14	2,150	2,352,671
5.50%, 02/01/18	3,614	4,262,796
5.63%, 06/15/16	1,950	2,276,555
5.80%, 02/15/19	3,500	4,244,819
6.70%, 11/15/13	3,060	3,314,305
British Telecommunications PLC
5.95%, 01/15/18	2,170	2,508,507
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	9,750	10,456,423
8.50%, 11/15/18	3,970	5,432,886
CenturyLink Inc.
5.80%, 03/15/22	3,300	3,255,967
6.45%, 06/15/21	1,000	1,035,205
Cisco Systems Inc.
3.15%, 03/14/17	1,000	1,096,270
4.45%, 01/15/20	4,400	5,080,948
4.95%, 02/15/19	1,000	1,175,279
5.50%, 02/22/16	9,392	10,925,769

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

Corning Inc.
4.25%, 08/15/20	200	219,882
Deutsche Telekom International Finance BV
4.88%, 07/08/14	1,000	1,063,849
5.25%, 07/22/13	3,000	3,140,204
5.88%, 08/20/13(b)	3,115	3,293,930
6.00%, 07/08/19	1,000	1,177,956
6.75%, 08/20/18	1,200	1,436,919
Embarq Corp.
7.08%, 06/01/16	2,333	2,659,190
France Telecom SA
2.13%, 09/16/15	1,400	1,403,195
2.75%, 09/14/16	1,500	1,516,924
4.13%, 09/14/21(b)	2,500	2,586,619
4.38%, 07/08/14	1,500	1,581,957
5.38%, 07/08/19	1,000	1,131,713
Harris Corp.
4.40%, 12/15/20	200	210,459
5.00%, 10/01/15	1,500	1,649,339
6.38%, 06/15/19	1,300	1,528,665
Juniper Networks Inc.
3.10%, 03/15/16	550	572,564
4.60%, 03/15/21	600	650,456
Motorola Solutions Inc.
3.75%, 05/15/22	1,000	995,831
Qwest Communications International Inc.
7.13%, 04/01/18 (Call 04/01/13)	3,000	3,206,250
Qwest Corp.
6.50%, 06/01/17(b)	2,000	2,256,372
6.75%, 12/01/21	1,000	1,120,578
7.50%, 10/01/14	1,500	1,656,381
Rogers Communications Inc.
6.80%, 08/15/18	3,000	3,733,115
Rogers Wireless Inc.
6.38%, 03/01/14	5,416	5,898,071
Telecom Italia Capital SA
4.95%, 09/30/14	1,000	975,000
5.25%, 11/15/13	4,199	4,157,010
5.25%, 10/01/15	3,750	3,656,250
7.18%, 06/18/19	2,550	2,518,125
Telefonica Emisiones SAU
3.73%, 04/27/15	1,250	1,165,110
3.99%, 02/16/16	4,050	3,723,391
4.95%, 01/15/15	2,400	2,309,579
5.13%, 04/27/20	2,500	2,202,129
5.46%, 02/16/21	2,400	2,136,070
5.88%, 07/15/19	750	702,101
6.22%, 07/03/17	800	773,292
6.42%, 06/20/16	2,450	2,399,679
Telefonos de Mexico SAB de CV
5.50%, 01/27/15	750	816,383
Verizon Communications Inc.
1.25%, 11/03/14	515	517,240
1.95%, 03/28/14	5,350	5,457,542
2.00%, 11/01/16	1,000	1,024,288
3.00%, 04/01/16	4,000	4,251,818
3.50%, 11/01/21	3,450	3,680,892
4.60%, 04/01/21	4,000	4,607,002
5.25%, 04/15/13	4,250	4,417,267
5.50%, 02/15/18	1,000	1,182,449
5.55%, 02/15/16	2,600	2,985,158

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

6.10%, 04/15/18	2,892	3,515,302
6.35%, 04/01/19	1,000	1,252,515
8.75%, 11/01/18	3,674	5,009,001
Virgin Media Secured Finance PLC
5.25%, 01/15/21(b)	2,000	2,198,998
Vodafone Group PLC
2.88%, 03/16/16	5,200	5,458,497
4.15%, 06/10/14	7,000	7,441,271
5.45%, 06/10/19	1,750	2,108,146
5.63%, 02/27/17	2,350	2,754,095
5.75%, 03/15/16	1,933	2,228,998

		229,013,523
TEXTILES—0.02%
Cintas Corp. No. 2
2.85%, 06/01/16	1,150	1,182,013

		1,182,013
TOYS, GAMES & HOBBIES—0.04%
Hasbro Inc.
6.13%, 05/15/14	1,000	1,080,366
Mattel Inc.
2.50%, 11/01/16	400	410,624
4.35%, 10/01/20	500	533,057

		2,024,047
TRANSPORTATION—0.97%
Burlington Northern Santa Fe Corp.
3.05%, 03/15/22 (Call 12/15/21)	1,000	1,009,865
4.70%, 10/01/19	2,500	2,866,263
5.75%, 03/15/18	3,166	3,764,093
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	900	905,118
5.55%, 03/01/19	2,550	3,095,423
Canadian Pacific Railway Co.
7.25%, 05/15/19	2,000	2,476,076
Con-Way Inc.
7.25%, 01/15/18	1,000	1,152,860
CSX Corp.
4.25%, 06/01/21 (Call 03/01/21)(b)	2,800	3,056,306
6.25%, 04/01/15	1,350	1,539,227
7.38%, 02/01/19	1,500	1,916,663
FedEx Corp.
8.00%, 01/15/19	500	660,382
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	2,000	2,023,691
3.25%, 12/01/21 (Call 09/01/21)	1,000	1,034,729
5.75%, 01/15/16	2,200	2,532,566
5.75%, 04/01/18	1,550	1,835,614
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	500	505,131
3.15%, 03/02/15	800	827,718
3.50%, 06/01/17(b)	450	467,364
3.60%, 03/01/16	100	105,119
5.85%, 11/01/16(b)	1,500	1,717,606
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	875	977,206
5.70%, 08/15/18	1,137	1,362,933
5.75%, 11/15/17	1,350	1,608,833

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

United Parcel Service Inc.
3.13%, 01/15/21	4,100	4,402,813
3.88%, 04/01/14	2,750	2,910,438
5.13%, 04/01/19	1,000	1,214,263

		45,968,300
TRUCKING & LEASING—0.04%
GATX Corp.
3.50%, 07/15/16	750	771,160
4.85%, 06/01/21	1,000	1,062,122

		1,833,282
WATER—0.04%
Veolia Environnement SA
6.00%, 06/01/18	1,625	1,813,314

		1,813,314

TOTAL CORPORATE BONDS & NOTES
(Cost: $4,035,307,135)		4,259,713,425

FOREIGN AGENCY OBLIGATIONS(f)—4.78%

CANADA—2.14%
British Columbia (Province of)
2.10%, 05/18/16	4,300	4,513,105
2.85%, 06/15/15	3,000	3,198,016
Export Development Canada
1.50%, 05/15/14	8,000	8,168,774
3.13%, 04/24/14	4,000	4,203,308
Hydro-Quebec
2.00%, 06/30/16(b)	3,950	4,094,047
Manitoba (Province of)
1.38%, 04/28/14	3,400	3,459,034
4.90%, 12/06/16	3,750	4,363,165
New Brunswick (Province of)
5.20%, 02/21/17	500	589,766
Nova Scotia (Province of)
5.13%, 01/26/17	750	880,195
9.25%, 03/01/20	2,000	2,940,233
Ontario (Province of)
1.38%, 01/27/14	6,500	6,582,966
1.60%, 09/21/16(b)	5,000	5,089,303
2.30%, 05/10/16	11,200	11,698,757
2.70%, 06/16/15	3,000	3,158,826
2.95%, 02/05/15	6,000	6,333,707
4.00%, 10/07/19	4,100	4,676,467
4.10%, 06/16/14	2,750	2,938,146
4.40%, 04/14/20(b)	5,750	6,698,230
4.95%, 11/28/16(b)	2,000	2,319,813
5.45%, 04/27/16	1,625	1,890,781
Quebec (Province of)
2.75%, 08/25/21(b)	3,000	3,132,760
3.50%, 07/29/20(b)	3,000	3,339,041
4.60%, 05/26/15	2,950	3,287,248
4.63%, 05/14/18	1,000	1,173,771
5.00%, 03/01/16	2,592	2,973,171

		101,702,630

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

JAPAN—0.46%
Japan Finance Corp.
1.88%, 09/24/15(b)	1,500	1,544,193
2.13%, 02/07/19(b)	1,000	1,023,893
2.25%, 07/13/16	1,500	1,569,867
2.50%, 01/21/16	1,600	1,682,909
2.50%, 05/18/16	2,000	2,111,737
2.88%, 02/02/15(b)	9,400	9,892,803
Japan Finance Organization for Municipalities
4.00%, 01/13/21	800	927,155
5.00%, 05/16/17	2,500	2,943,255

		21,695,812
MEXICO—0.46%
Pemex Project Funding Master Trust
5.75%, 03/01/18	3,467	3,857,037
Petroleos Mexicanos
4.88%, 03/15/15	2,000	2,160,000
4.88%, 01/24/22(a)	4,000	4,190,000
5.50%, 01/21/21	5,000	5,500,000
6.00%, 03/05/20	2,450	2,756,250
8.00%, 05/03/19	2,500	3,125,000

		21,588,287
PHILIPPINES—0.84%
Asian Development Bank
0.88%, 06/10/14	7,100	7,163,500
1.63%, 07/15/13	5,250	5,322,933
1.88%, 10/23/18	2,000	2,092,863
2.50%, 03/15/16	13,750	14,656,711
2.63%, 02/09/15	2,500	2,636,485
2.75%, 05/21/14(b)	3,300	3,451,754
3.63%, 09/05/13	2,353	2,446,816
Series E
5.50%, 06/27/16	1,800	2,140,294

		39,911,356
SUPRANATIONAL—0.88%
Inter-American Development Bank
1.38%, 10/18/16	3,000	3,078,806
1.63%, 07/15/13	2,000	2,028,840
1.75%, 08/24/18	2,500	2,594,019
2.25%, 07/15/15	12,500	13,142,965
3.00%, 04/22/14	4,250	4,457,110
3.88%, 02/14/20	750	881,374
4.25%, 09/10/18	1,000	1,190,630
5.13%, 09/13/16(b)	6,692	7,916,932
Series E
3.88%, 09/17/19	5,700	6,678,329

		41,969,005

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $216,872,607)		226,867,090

FOREIGN GOVERNMENT OBLIGATIONS(f)—3.53%

BRAZIL—0.57%
Brazil (Federative Republic of)
4.88%, 01/22/21(b)	4,900	5,568,850
5.88%, 01/15/19	2,650	3,149,525
6.00%, 01/17/17	3,125	3,682,812

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

7.88%, 03/07/15(b)	5,300	6,219,550
8.00%, 01/15/18	2,303	2,706,416
8.88%, 10/14/19(b)	1,000	1,397,000
10.25%, 06/17/13	1,750	1,918,875
12.75%, 01/15/20(b)	1,500	2,516,250

		27,159,278
CANADA—0.28%
Canada (Government of)
0.88%, 02/14/17	10,250	10,277,077
2.38%, 09/10/14	3,000	3,134,539

		13,411,616
CHILE—0.04%
Chile (Republic of)
3.25%, 09/14/21(b)	2,000	2,097,820

		2,097,820
COLOMBIA—0.35%
Colombia (Republic of)
4.38%, 07/12/21	5,100	5,559,000
7.38%, 01/27/17	2,000	2,460,000
7.38%, 03/18/19	3,000	3,825,000
8.25%, 12/22/14(b)	4,000	4,660,000

		16,504,000
ISRAEL—0.12%
Israel (State of)
5.13%, 03/26/19	4,000	4,520,000
5.50%, 11/09/16(b)	1,000	1,142,000

		5,662,000
ITALY—0.55%
Italy (Republic of)
3.13%, 01/26/15	6,550	6,312,131
4.50%, 01/21/15	11,751	11,721,812
5.25%, 09/20/16	7,800	7,834,517

		25,868,460
MEXICO—0.69%
United Mexican States
5.13%, 01/15/20	6,500	7,419,750
5.63%, 01/15/17	8,300	9,482,751
5.88%, 02/17/14	4,500	4,851,000
5.95%, 03/19/19	5,700	6,817,200
8.13%, 12/30/19	2,250	3,015,000
11.38%, 09/15/16	800	1,112,000

		32,697,701
PANAMA—0.12%
Panama (Republic of)
5.20%, 01/30/20(b)	4,000	4,600,000
7.25%, 03/15/15	1,000	1,155,000

		5,755,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

PERU—0.09%
Peru (Republic of)
7.13%, 03/30/19	1,650	2,095,500
9.88%, 02/06/15	1,625	1,982,500

		4,078,000
POLAND—0.39%
Poland (Republic of)
3.88%, 07/16/15	5,650	5,847,750
5.00%, 03/23/22	5,000	5,203,000
5.13%, 04/21/21	2,000	2,100,000
6.38%, 07/15/19	4,800	5,520,000

		18,670,750
SOUTH AFRICA—0.16%
South Africa (Republic of)
5.50%, 03/09/20	2,500	2,787,500
6.88%, 05/27/19	4,000	4,800,000

		7,587,500
SOUTH KOREA—0.17%
Korea (Republic of)
5.75%, 04/16/14	2,500	2,692,405
7.13%, 04/16/19	4,200	5,310,480

		8,002,885

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $159,925,768)		167,495,010

MUNICIPAL DEBT OBLIGATIONS—0.43%

CALIFORNIA—0.15%
State of California GO
3.95%, 11/01/15	875	946,812
5.25%, 04/01/14	2,000	2,151,940
5.45%, 04/01/15	500	555,540
5.75%, 03/01/17	500	581,150
6.20%, 10/01/19	1,500	1,783,620
State of California GO BAB
5.70%, 11/01/21	500	585,245
University of California Regents RB College & University Revenue
Series AA-2
0.89%, 07/01/13	500	502,120

		7,106,427
ILLINOIS—0.22%
State of Illinois GO
4.07%, 01/01/14	2,500	2,587,200
4.42%, 01/01/15	3,000	3,163,380
4.96%, 03/01/16	500	541,410
5.37%, 03/01/17	250	275,210
5.67%, 03/01/18	2,000	2,224,540
5.88%, 03/01/19	1,450	1,619,621

		10,411,361

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

KENTUCKY—0.01%
Kentucky Asset Liability Commission RB Miscellaneous Revenue
3.17%, 04/01/18	500	519,375

		519,375
MASSACHUSETTS—0.01%
Commonwealth of Massachusetts GO BAB
Series E
4.20%, 12/01/21	600	682,914

		682,914
NEW JERSEY—0.02%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/21 (AGM)	480	328,858
New Jersey State Turnpike Authority RB Turnpike Revenue
Series B
4.25%, 01/01/16 (AMBAC)	410	425,727

		754,585
PUERTO RICO—0.02%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
3.67%, 05/01/14	1,000	1,019,000

		1,019,000

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $19,353,914)		20,493,662

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.13%

MONEY MARKET FUNDS—6.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(e)(g)(h)	231,433,266	231,433,266
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(e)(g)(h)	22,072,644	22,072,644

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

May 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(e)(g)	36,910,261	36,910,261

		290,416,171

TOTAL SHORT-TERM INVESTMENTS
(Cost: $290,416,171)		290,416,171

TOTAL INVESTMENTS IN SECURITIES—104.70%
(Cost: $4,721,875,595)		4,964,985,358
Other Assets, Less Liabilities—(4.70)%		(223,075,834)

NET ASSETS—100.00%		$4,741,909,524

BAB	- Build America Bond
GO	- General Obligation
RB	- Revenue Bond

Insured by:

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(d)	Variable rate security. Rate shown is as of report date.
(e)	Affiliated issuer. See Note 2.
(f)	Investments are denominated in U.S. dollars.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—31.21%

ADVERTISING—0.04%
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22	$50	$49,874
10.00%, 07/15/17 (Call 07/15/13)	100	112,000
WPP Finance 2010
4.75%, 11/21/21(a)	150	156,623

		318,497
AEROSPACE & DEFENSE—0.42%
Boeing Co. (The)
4.88%, 02/15/20(b)	450	542,646
Exelis Inc.
5.55%, 10/01/21(a)	200	217,748
General Dynamics Corp.
5.25%, 02/01/14	700	752,463
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	250	271,141
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	100	108,019
Lockheed Martin Corp.
3.35%, 09/15/21	300	310,160
United Technologies Corp.
3.10%, 06/01/22	300	311,510
5.38%, 12/15/17	623	747,530

		3,261,217
AGRICULTURE—0.35%
Altria Group Inc.
4.75%, 05/05/21	100	111,291
9.70%, 11/10/18	526	724,676
Archer-Daniels-Midland Co.
4.48%, 03/01/21(b)	250	291,210
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	150	157,951
Lorillard Tobacco Co.
3.50%, 08/04/16	100	103,856
Philip Morris International Inc.
5.65%, 05/16/18	685	823,903
Reynolds American Inc.
6.75%, 06/15/17	447	533,597

		2,746,484

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

AIRLINES—0.03%
American Airlines Inc. 2011-2 Pass Through Trust
Class A
8.63%, 04/15/23(b)	49	51,193
Continental Airlines Inc. 2007-1 Pass Through Trust
Class A
4.75%, 07/12/22(b)	98	102,487
Delta Air Lines Inc. 2010-2A Pass Through Trust
Class A
4.95%, 11/23/20	46	48,330

		202,010
APPAREL—0.01%
VF Corp.
3.50%, 09/01/21	50	53,336

		53,336
AUTO MANUFACTURERS—0.08%
Daimler Finance North America LLC
6.50%, 11/15/13	590	635,718

		635,718
AUTO PARTS & EQUIPMENT—0.05%
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)	200	211,537
4.25%, 03/01/21	200	219,421

		430,958
BANKS—7.92%
Abbey National Treasury Services PLC
4.00%, 04/27/16(b)	300	293,932
American Express Centurion Bank
5.95%, 06/12/17	300	349,093
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	100	105,577
Bank of America Corp.
3.63%, 03/17/16	300	296,370
4.50%, 04/01/15	600	611,921
5.63%, 07/01/20	750	776,760
5.65%, 05/01/18	1,010	1,050,007
5.70%, 01/24/22	650	690,551
7.38%, 05/15/14	1,053	1,133,230
7.63%, 06/01/19	262	300,861
Bank of America N.A.
5.30%, 03/15/17	500	506,906
Bank of Montreal
1.75%, 04/29/14	150	152,503
2.50%, 01/11/17	200	205,983
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	300	310,000
4.95%, 11/01/12	960	977,313
Bank of Nova Scotia
2.05%, 10/07/15	750	767,071
4.38%, 01/13/21	150	168,822
Barclays Bank PLC
5.13%, 01/08/20	700	752,084
5.20%, 07/10/14	400	420,370

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

BB&T Corp.
3.20%, 03/15/16 (Call 02/16/16)	250	264,925
6.85%, 04/30/19	262	330,516
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	100	95,576
BNP Paribas SA
3.25%, 03/11/15(b)	300	299,575
5.00%, 01/15/21	500	498,914
Capital One Financial Corp.
2.13%, 07/15/14	450	452,864
6.75%, 09/15/17	526	628,294
Citigroup Inc.
4.45%, 01/10/17	1,200	1,239,289
4.50%, 01/14/22(b)	250	255,257
4.75%, 05/19/15	600	623,484
5.00%, 09/15/14	150	153,513
5.50%, 04/11/13	526	540,167
6.13%, 05/15/18	1,010	1,096,508
8.50%, 05/22/19	512	627,226
Comerica Inc.
3.00%, 09/16/15	50	51,823
Credit Suisse New York
5.00%, 05/15/13	526	544,329
5.40%, 01/14/20(b)	400	405,444
5.50%, 05/01/14	100	106,513
6.00%, 02/15/18	400	422,238
Deutsche Bank AG London
4.88%, 05/20/13	600	619,016
6.00%, 09/01/17	848	963,159
Export-Import Bank of Korea (The)
3.75%, 10/20/16	250	259,519
8.13%, 01/21/14	550	601,518
Fifth Third Bancorp
5.45%, 01/15/17(b)	526	573,611
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	600	590,918
3.70%, 08/01/15	600	594,627
5.25%, 10/15/13	375	388,209
5.25%, 07/27/21	300	295,050
5.35%, 01/15/16	660	683,644
5.75%, 01/24/22	250	254,976
6.00%, 05/01/14	450	473,079
6.15%, 04/01/18	1,610	1,684,291
HSBC Bank (USA) N.A.
4.88%, 08/24/20	350	356,978
HSBC Holdings PLC
5.10%, 04/05/21	150	165,347
J.P. Morgan Chase & Co.
3.15%, 07/05/16	600	611,080
3.45%, 03/01/16	450	462,426
4.25%, 10/15/20	500	518,512
4.50%, 01/24/22	400	427,405
5.75%, 01/02/13	1,502	1,541,696
6.00%, 01/15/18	800	896,016
6.30%, 04/23/19	262	303,444
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,000	1,111,851
KeyCorp
6.50%, 05/14/13	526	552,610
KfW
1.50%, 04/04/14	1,000	1,016,841
2.00%, 06/01/16	2,250	2,330,383
2.63%, 03/03/15	750	787,551
2.63%, 01/25/22	1,000	1,029,448
3.25%, 03/15/13	1,000	1,022,628
4.88%, 01/17/17	842	981,829

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

Series G
4.38%, 03/15/18	1,347	1,565,099
Korea Finance Corp.
4.63%, 11/16/21	200	211,691
Landwirtschaftliche Rentenbank
1.88%, 09/17/18	600	611,835
Series G
5.00%, 11/08/16	842	979,268
Lloyds TSB Bank PLC
4.20%, 03/28/17	200	199,381
4.88%, 01/21/16	200	204,702
6.38%, 01/21/21	200	215,012
Morgan Stanley
3.45%, 11/02/15(b)	150	142,082
3.80%, 04/29/16	400	376,742
4.10%, 01/26/15	300	292,609
4.75%, 04/01/14(b)	550	543,164
5.30%, 03/01/13	200	204,000
5.45%, 01/09/17	500	489,622
5.75%, 10/18/16	473	476,227
5.75%, 01/25/21	700	659,847
6.00%, 04/28/15	736	746,659
6.63%, 04/01/18	603	610,312
7.30%, 05/13/19	262	270,893
National City Corp.
6.88%, 05/15/19	526	639,073
Northern Trust Corp.
3.38%, 08/23/21	100	106,908
3.45%, 11/04/20	50	53,664
Oesterreichische Kontrollbank AG
2.00%, 06/03/16	600	610,815
PNC Funding Corp.
5.25%, 11/15/15(c)	135	148,615
Rabobank Nederland
4.50%, 01/11/21	500	526,213
Royal Bank of Canada
1.45%, 10/30/14	200	202,296
2.30%, 07/20/16	150	155,280
2.88%, 04/19/16	350	368,486
Royal Bank of Scotland Group PLC
4.38%, 03/16/16(b)	500	500,916
5.63%, 08/24/20	150	153,903
6.13%, 01/11/21	400	425,952
State Street Corp.
4.30%, 05/30/14	179	190,220
4.38%, 03/07/21	300	344,523
SunTrust Bank
7.25%, 03/15/18	262	306,028
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	100	102,493
Svenska Handelsbanken AB
2.88%, 04/04/17	250	252,303
Toronto-Dominion Bank (The)
1.38%, 07/14/14	50	50,584
2.38%, 10/19/16	200	206,789
2.50%, 07/14/16	100	103,896
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	200	206,270
4.13%, 05/24/21 (Call 04/23/21)(b)	100	111,784

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

UBS AG Stamford
5.88%, 12/20/17	1,010	1,102,363
US Bank N.A.
4.80%, 04/15/15	686	747,321
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	300	335,025
5.75%, 06/15/17	1,010	1,176,428
Wells Fargo & Co.
3.63%, 04/15/15	450	476,746
3.75%, 10/01/14	600	632,709
4.60%, 04/01/21	400	441,789
5.25%, 10/23/12	900	915,774
Westpac Banking Corp.
2.10%, 08/02/13	200	201,925
3.00%, 08/04/15	450	467,257
4.88%, 11/19/19	375	411,705

		62,078,669
BEVERAGES—0.74%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 11/15/14	600	663,242
5.38%, 01/15/20	400	481,487
7.75%, 01/15/19	400	532,299
Beam Inc.
5.38%, 01/15/16	54	60,698
Bottling Group LLC
6.95%, 03/15/14	307	339,488
Coca-Cola Co. (The)
5.35%, 11/15/17(b)	1,000	1,196,861
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	300	306,940
Diageo Finance BV
5.30%, 10/28/15	623	709,783
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	100	104,483
3.20%, 11/15/21 (Call 08/15/21)	200	206,091
PepsiCo Inc.
3.75%, 03/01/14(b)	526	553,685
7.90%, 11/01/18	500	668,947

		5,824,004
BIOTECHNOLOGY—0.21%
Amgen Inc.
1.88%, 11/15/14	100	100,979
2.30%, 06/15/16	150	152,788
3.88%, 11/15/21 (Call 08/15/21)(b)	400	417,152
5.70%, 02/01/19	262	309,116
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	100	107,544
Celgene Corp.
3.95%, 10/15/20	100	105,614
Gilead Sciences Inc.
3.05%, 12/01/16(b)	300	316,534
4.50%, 04/01/21 (Call 01/01/21)	100	109,843

		1,619,570

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

BUILDING MATERIALS—0.07%
CRH America Inc.
5.30%, 10/15/13	370	386,090
Owens Corning Inc.
9.00%, 06/15/19(b)	160	198,324

		584,414
CHEMICALS—0.55%
Air Products and Chemicals Inc.
2.00%, 08/02/16	250	256,355
Dow Chemical Co. (The)
6.00%, 10/01/12	268	272,245
7.60%, 05/15/14	476	533,541
8.55%, 05/15/19	400	530,126
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21	300	331,404
4.25%, 04/01/21(b)	350	401,839
Eastman Chemical Co.
3.00%, 12/15/15	200	207,129
Ecolab Inc.
3.00%, 12/08/16	400	421,270
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	150	156,773
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	300	377,689
PPG Industries Inc.
3.60%, 11/15/20	200	213,829
Praxair Inc.
3.00%, 09/01/21	100	105,968
4.05%, 03/15/21	100	114,018
4.50%, 08/15/19	256	296,313
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	53,772
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	50	53,061

		4,325,332
COMMERCIAL SERVICES—0.05%
Moody’s Corp.
5.50%, 09/01/20(b)	100	108,394
Western Union Co. (The)
5.25%, 04/01/20	216	247,620

		356,014
COMPUTERS—0.54%
Computer Sciences Corp.
6.50%, 03/15/18	150	159,853
Dell Inc.
2.30%, 09/10/15	100	103,187
4.63%, 04/01/21(b)	250	275,585
Hewlett-Packard Co.
1.25%, 09/13/13	150	150,252
1.55%, 05/30/14	150	149,508
2.35%, 03/15/15	300	302,809
2.65%, 06/01/16(b)	150	151,305
4.30%, 06/01/21	450	459,078
4.65%, 12/09/21	200	207,630
5.50%, 03/01/18	526	598,809

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

International Business Machines Corp.
0.55%, 02/06/15	500	496,658
1.95%, 07/22/16	300	308,566
2.90%, 11/01/21	350	366,761
4.75%, 11/29/12(b)	173	176,890
5.70%, 09/14/17	300	361,754

		4,268,645
COSMETICS & PERSONAL CARE—0.16%
Colgate-Palmolive Co.
1.30%, 01/15/17	200	202,245
2.95%, 11/01/20	150	160,020
Procter & Gamble Co. (The)
1.80%, 11/15/15	600	617,865
4.70%, 02/15/19	200	237,443

		1,217,573
DISTRIBUTION & WHOLESALE—0.03%
Arrow Electronics Inc.
5.13%, 03/01/21	150	155,823
Ingram Micro Inc.
5.25%, 09/01/17	100	106,101

		261,924
DIVERSIFIED FINANCIAL SERVICES—2.27%
Alterra Finance LLC
6.25%, 09/30/20	100	109,274
American Express Co.
4.88%, 07/15/13	507	528,471
6.80%, 09/01/66 (Call 09/01/16)(d)	268	274,700
7.00%, 03/19/18	792	972,684
American Express Credit Corp.
2.80%, 09/19/16	200	206,387
Ameriprise Financial Inc.
5.30%, 03/15/20	150	170,113
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	1,047	1,132,352
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	250	259,763
Caterpillar Financial Services Corp.
1.63%, 06/01/17	250	251,254
Charles Schwab Corp. (The)
4.95%, 06/01/14	262	281,805
Countrywide Financial Corp.
5.80%, 06/07/12(b)	168	168,052
Credit Suisse (USA) Inc.
5.38%, 03/02/16(b)	1,048	1,166,369
Ford Motor Credit Co. LLC
7.00%, 04/15/15	750	840,000
8.13%, 01/15/20	250	316,250
General Electric Capital Corp.
2.95%, 05/09/16	450	464,894
4.65%, 10/17/21	400	440,843
5.00%, 01/08/16	640	703,585
5.30%, 02/11/21	700	779,249
5.63%, 05/01/18	762	868,775
5.90%, 05/13/14	450	488,201
6.00%, 08/07/19	262	308,172
HSBC Finance Corp.
5.50%, 01/19/16	350	377,136
6.68%, 01/15/21	569	611,156

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

Jefferies Group Inc.
8.50%, 07/15/19	262	278,048
John Deere Capital Corp.
0.88%, 04/17/15	100	99,922
1.85%, 09/15/16	400	407,960
3.15%, 10/15/21	200	211,132
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	1,185	1,232,617
6.05%, 05/16/16	600	614,348
Series C
5.00%, 01/15/15	235	242,840
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/22 (Call 11/15/21)	250	258,726
Nomura Holdings Inc.
6.70%, 03/04/20	225	248,101
ORIX Corp.
5.00%, 01/12/16(b)	250	262,874
PACCAR Financial Corp.
1.55%, 09/29/14	200	203,370
SLM Corp.
6.25%, 01/25/16	500	503,750
7.25%, 01/25/22	100	97,500
Series A
5.38%, 05/15/14	637	627,445
Toyota Motor Credit Corp.
1.25%, 11/17/14	200	201,517
1.38%, 08/12/13	400	404,087
3.40%, 09/15/21	200	211,420

		17,825,142
ELECTRIC—1.67%
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	1,471	1,802,158
Constellation Energy Group Inc.
4.55%, 06/15/15	556	596,702
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	200	205,589
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	150	160,025
Dominion Resources Inc.
Series C
5.15%, 07/15/15	640	714,047
Duke Energy Corp.
3.55%, 09/15/21 (Call 06/15/21)	150	159,786
5.05%, 09/15/19	262	305,676

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

Duke Energy Indiana Inc.
3.75%, 07/15/20	200	220,115
Edison International
3.75%, 09/15/17	200	214,664
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	200	206,883
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	100	104,770
Entergy Louisiana LLC
1.88%, 12/15/14	100	100,762
Exelon Corp.
4.90%, 06/15/15	440	476,725
Exelon Generation Co. LLC
5.35%, 01/15/14	590	626,087
FirstEnergy Solutions Corp.
4.80%, 02/15/15	300	321,986
FPL Group Capital Inc.
6.00%, 03/01/19	256	302,076
Great Plains Energy Inc.
4.85%, 06/01/21	50	55,252
5.29%, 06/15/22 (Call 03/15/22)(e)	300	324,074
Integrys Energy Group Inc.
4.17%, 11/01/20	50	53,058
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	52,829
LG&E and KU Energy LLC
2.13%, 11/15/15	100	100,074
3.75%, 11/15/20	100	102,696
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	300	352,242
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	300	321,618
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	100	103,302
Oncor Electric Delivery Co.
6.38%, 01/15/15	268	299,608
Pacific Gas & Electric Co.
4.80%, 03/01/14	897	958,120
Portland General Electric Co.
6.10%, 04/15/19	100	124,525
PPL Electric Utilities Corp.
3.00%, 09/15/21	150	154,537
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)(b)	200	207,188
Progress Energy Carolinas
3.00%, 09/15/21 (Call 06/15/21)	150	155,043
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	100	100,985
4.40%, 01/15/21 (Call 10/15/20)	300	336,067
PSEG Power LLC
2.50%, 04/15/13	200	202,905
2.75%, 09/15/16	100	101,537
4.15%, 09/15/21 (Call 06/15/21)	150	157,729
Public Service Co. of Oklahoma
4.40%, 02/01/21	100	111,172
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	211,032
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	51,381
4.75%, 05/15/21 (Call 02/15/21)	150	162,441

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

Southern Co. (The)
2.38%, 09/15/15	100	101,980
Southern Power Co.
Series D
4.88%, 07/15/15	307	334,041
Southwestern Electric Power Co.
6.45%, 01/15/19	262	311,056
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	300	330,472
UIL Holdings Corp.
4.63%, 10/01/20	100	104,528
Union Electric Co.
6.70%, 02/01/19	262	324,985
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	100	103,059
Wisconsin Electric Power Co.
2.95%, 09/15/21	200	207,743

		13,135,330
ELECTRICAL COMPONENTS & EQUIPMENT—0.11%
Emerson Electric Co.
4.88%, 10/15/19(b)	300	354,768
5.25%, 10/15/18	405	486,851

		841,619
ELECTRONICS—0.19%
Agilent Technologies Inc.
5.00%, 07/15/20	100	113,313
6.50%, 11/01/17	225	273,882
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	50	51,261
Honeywell International Inc.
5.30%, 03/01/18	262	309,977
Koninklijke Philips Electronics NV
3.75%, 03/15/22	300	311,698
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	53,105
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	100	107,424
3.60%, 08/15/21 (Call 05/15/21)	200	216,607
4.50%, 03/01/21	50	57,472

		1,494,739
ENGINEERING & CONSTRUCTION—0.03%
Fluor Corp.
3.38%, 09/15/21	200	209,669

		209,669
ENTERTAINMENT—0.02%
International Game Technology
7.50%, 06/15/19	100	118,120

		118,120

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

ENVIRONMENTAL CONTROL—0.11%
Republic Services Inc.
5.00%, 03/01/20	400	451,087
Waste Management Inc.
4.60%, 03/01/21(b)	400	444,668

		895,755
FOOD—0.63%
Campbell Soup Co.
3.05%, 07/15/17(b)	200	216,044
Corn Products International Inc.
4.63%, 11/01/20	50	54,524
Delhaize Group SA
4.13%, 04/10/19(b)	250	246,250
General Mills Inc.
1.55%, 05/16/14	200	201,865
5.70%, 02/15/17	200	236,817
H.J. Heinz Co.
3.13%, 09/12/21 (Call 06/12/21)	250	259,070
Hershey Co. (The)
1.50%, 11/01/16	200	201,535
4.13%, 12/01/20	50	56,676
Kellogg Co.
1.88%, 11/17/16	150	152,285
3.13%, 05/17/22(b)	250	251,587
4.45%, 05/30/16	300	333,342
Kraft Foods Inc.
4.13%, 02/09/16	500	546,536
6.13%, 02/01/18	504	603,768
6.25%, 06/01/12	246	246,000
Kroger Co. (The)
2.20%, 01/15/17	300	303,025
3.90%, 10/01/15	300	323,803
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	200	220,808
Safeway Inc.
3.95%, 08/15/20(b)	200	193,438
Unilever Capital Corp.
4.25%, 02/10/21	250	292,915

		4,940,288
FOREST PRODUCTS & PAPER—0.12%
Domtar Corp.
4.40%, 04/01/22	200	195,602
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	400	425,673
7.95%, 06/15/18	262	329,506

		950,781
GAS—0.06%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	200	205,777
Sempra Energy
2.00%, 03/15/14	100	101,916
6.50%, 06/01/16	112	131,894

		439,587

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

HAND & MACHINE TOOLS—0.04%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	300	314,144

		314,144
HEALTH CARE - PRODUCTS—0.34%
Baxter International Inc.
4.25%, 03/15/20	200	225,675
Becton, Dickinson and Co.
3.13%, 11/08/21	200	209,923
3.25%, 11/12/20	100	105,284
Boston Scientific Corp.
4.50%, 01/15/15	700	748,137
Covidien International Finance SA
6.00%, 10/15/17	450	541,994
Medtronic Inc.
3.00%, 03/15/15	200	211,526
4.13%, 03/15/21 (Call 12/15/20)	200	226,319
St. Jude Medical Inc.
2.50%, 01/15/16(b)	100	103,439
Stryker Corp.
2.00%, 09/30/16	100	103,492
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)(b)	200	209,013

		2,684,802
HEALTH CARE - SERVICES—0.26%
Aetna Inc.
3.95%, 09/01/20	100	108,565
4.13%, 06/01/21 (Call 03/01/21)	300	329,922
Cigna Corp.
2.75%, 11/15/16(b)	100	102,448
4.38%, 12/15/20 (Call 09/15/20)	100	107,706
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	50	56,795
Humana Inc.
6.45%, 06/01/16	200	227,277
Quest Diagnostics Inc.
4.70%, 04/01/21	150	167,426
UnitedHealth Group Inc.
4.70%, 02/15/21(b)	200	232,855
4.88%, 03/15/15(b)	268	294,910
WellPoint Inc.
4.35%, 08/15/20	100	110,667
5.25%, 01/15/16	300	337,023

		2,075,594
HOME FURNISHINGS—0.03%
Whirlpool Corp.
4.85%, 06/15/21(b)	250	258,678

		258,678

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

HOUSEHOLD PRODUCTS & WARES—0.08%
Clorox Co. (The)
3.80%, 11/15/21	200	210,548
Kimberly-Clark Corp.
6.13%, 08/01/17	256	313,639
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	100	103,855

		628,042
INSURANCE—1.30%
Aflac Inc.
3.45%, 08/15/15(b)	100	105,107
4.00%, 02/15/22(b)	200	208,151
Allstate Corp. (The)
5.00%, 08/15/14	336	363,569
American International Group Inc.
3.65%, 01/15/14	250	254,268
5.60%, 10/18/16	673	727,907
6.40%, 12/15/20	200	225,173
Aon Corp.
3.13%, 05/27/16	100	103,628
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	904	996,261
5.40%, 05/15/18(b)	450	531,603
Berkshire Hathaway Inc.
1.90%, 01/31/17	500	509,643
Chubb Corp. (The)
6.38%, 03/29/67 (Call 04/15/17)(d)	250	253,125
CNA Financial Corp.
5.88%, 08/15/20	75	82,109
Genworth Financial Inc.
5.75%, 06/15/14(b)	526	533,890
Hartford Financial Services Group Inc.
5.13%, 04/15/22	250	254,330
5.38%, 03/15/17	250	265,721
Lincoln National Corp.
8.75%, 07/01/19	300	382,223
Markel Corp.
5.35%, 06/01/21	200	214,294
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	350	389,170
MetLife Inc.
4.75%, 02/08/21	200	222,048
5.00%, 06/15/15	640	701,242
Principal Life Income Fundings Trust
5.30%, 12/14/12	476	487,219
Progressive Corp. (The)
3.75%, 08/23/21(b)	100	109,374
Prudential Financial Inc.
3.00%, 05/12/16	150	154,395
4.50%, 11/16/21(b)	300	315,319
Series B
5.10%, 09/20/14	673	723,373

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

Reinsurance Group of America Inc.
5.00%, 06/01/21(b)	200	211,420
Travelers Companies Inc. (The)
6.25%, 06/20/16	262	308,825
Willis Group Holdings PLC
5.75%, 03/15/21	100	109,132
WR Berkley Corp.
4.63%, 03/15/22	200	206,259
XLIT Ltd.
5.75%, 10/01/21	200	221,593

		10,170,371
INTERNET—0.04%
eBay Inc.
3.25%, 10/15/20 (Call 07/15/20)	100	104,504
Google Inc.
2.13%, 05/19/16(b)	200	208,566

		313,070
IRON & STEEL—0.18%
ArcelorMittal SA
6.13%, 06/01/18(b)	500	502,600
6.25%, 02/25/22	150	148,046
9.00%, 02/15/15	526	590,561
Cliffs Natural Resources Inc.
4.88%, 04/01/21	200	207,911

		1,449,118
LODGING—0.09%
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	300	304,958
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	50	50,174
4.25%, 03/01/22 (Call 12/01/21)	100	101,717
5.75%, 02/01/18	200	224,902

		681,751
MACHINERY—0.22%
Caterpillar Inc.
3.90%, 05/27/21	200	222,748
5.70%, 08/15/16	943	1,111,390
Deere & Co.
4.38%, 10/16/19	300	351,304
Joy Global Inc.
5.13%, 10/15/21	50	56,100

		1,741,542
MANUFACTURING—0.43%
3M Co.
Series E
4.38%, 08/15/13	500	523,767
Danaher Corp.
2.30%, 06/23/16	50	51,930
3.90%, 06/23/21 (Call 03/23/21)	150	169,128

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

General Electric Co.
5.00%, 02/01/13	1,047	1,077,062
Harsco Corp.
2.70%, 10/15/15	100	103,088
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)(a)	225	240,635
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	250	304,143
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	50	53,808
Textron Inc.
4.63%, 09/21/16	100	106,014
Tyco Electronics Group SA
6.55%, 10/01/17	200	239,974
Tyco International Finance SA
4.13%, 10/15/14	500	533,885

		3,403,434
MEDIA—1.26%
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	250	249,886
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	247	261,160
Comcast Corp.
6.50%, 01/15/17	750	892,052
COX Communications Inc.
5.45%, 12/15/14	600	661,865
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	600	633,005
3.55%, 03/15/15	450	474,433
5.00%, 03/01/21	200	218,795
Discovery Communications LLC
3.70%, 06/01/15	600	640,906
NBCUniversal Media LLC
2.88%, 04/01/16	300	312,792
5.15%, 04/30/20	600	693,437
News America Inc.
5.30%, 12/15/14	556	609,641
Thomson Reuters Corp.
6.50%, 07/15/18	300	367,328
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	200	207,667
5.85%, 05/01/17	336	389,950
6.20%, 07/01/13	100	105,624
6.75%, 07/01/18	450	546,798
7.50%, 04/01/14	476	526,181
Time Warner Inc.
3.15%, 07/15/15	100	105,476
4.88%, 03/15/20	750	845,303
Viacom Inc.
1.25%, 02/27/15	400	399,435
3.50%, 04/01/17(b)	150	161,603
Walt Disney Co. (The)
1.35%, 08/16/16(b)	300	301,588
2.55%, 02/15/22	250	250,412

		9,855,337
MINING—0.76%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)(b)	400	410,233
5.55%, 02/01/17(b)	418	457,962

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

AngloGold Ashanti Holdings PLC
5.38%, 04/15/20	200	207,049
Barrick Gold Corp.
2.90%, 05/30/16	200	209,470
3.85%, 04/01/22(a)	200	205,263
6.95%, 04/01/19	225	279,837
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	200	200,949
3.25%, 11/21/21	450	467,485
4.80%, 04/15/13	647	670,674
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	50	49,865
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	200	196,239
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16(b)	100	103,662
3.75%, 09/20/21	50	53,356
6.50%, 07/15/18	450	555,304
8.95%, 05/01/14	510	584,476
9.00%, 05/01/19	225	309,928
Teck Resources Ltd.
3.00%, 03/01/19	200	201,459
3.85%, 08/15/17	50	53,097
10.75%, 05/15/19 (Call 05/15/14)	150	183,750
Vale Overseas Ltd.
4.38%, 01/11/22	200	199,130
6.25%, 01/11/16	336	376,086

		5,975,274
MULTI-NATIONAL—1.90%
Council of Europe Development Bank
1.50%, 02/22/17	250	250,369
European Bank for Reconstruction and Development
Series G
2.75%, 04/20/15	300	318,237
European Investment Bank
1.25%, 02/14/14	1,200	1,210,684
1.25%, 10/14/16	750	747,140
1.75%, 09/14/12	1,000	1,004,139
2.13%, 07/15/16	900	926,072
2.75%, 03/23/15	600	629,457
4.00%, 02/16/21	1,300	1,447,869
4.63%, 05/15/14	3,641	3,903,063
International Bank for Reconstruction and Development
0.50%, 11/26/13	1,000	1,001,853
1.00%, 09/15/16	1,200	1,215,133
2.38%, 05/26/15	750	790,608
International Finance Corp.
2.25%, 04/11/16	500	529,280
2.75%, 04/20/15	500	531,575
Nordic Investment Bank
5.00%, 02/01/17	307	364,764

		14,870,243
OFFICE & BUSINESS EQUIPMENT—0.10%
Pitney Bowes Inc.
4.75%, 01/15/16(b)	256	258,783
Xerox Corp.
4.25%, 02/15/15	200	212,047
4.50%, 05/15/21	150	154,111
5.63%, 12/15/19	150	166,960

		791,901

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

OIL & GAS—2.00%
Anadarko Petroleum Corp.
5.95%, 09/15/16	306	346,399
Apache Corp.
5.25%, 04/15/13	336	348,814
BP Capital Markets PLC
1.85%, 05/05/17	250	250,181
3.13%, 10/01/15	200	210,710
3.20%, 03/11/16	100	105,877
3.56%, 11/01/21	100	104,399
3.88%, 03/10/15	150	160,184
4.74%, 03/11/21	200	226,695
4.75%, 03/10/19	150	170,403
5.25%, 11/07/13	276	292,497
Canadian Natural Resources Ltd.
5.90%, 02/01/18	500	590,138
Cenovus Energy Inc.
4.50%, 09/15/14	200	214,301
Chevron Corp.
3.95%, 03/03/14	358	379,120
ConocoPhillips
4.75%, 02/01/14	900	958,458
5.75%, 02/01/19	300	369,237
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)(b)	300	323,690
Encana Corp.
5.90%, 12/01/17	350	400,721
Ensco PLC
4.70%, 03/15/21	300	324,647
EOG Resources Inc.
2.95%, 06/01/15(b)	300	315,402
Husky Energy Inc.
7.25%, 12/15/19	300	374,866
Marathon Oil Corp.
6.00%, 10/01/17	194	227,482
Marathon Petroleum Corp.
3.50%, 03/01/16	50	52,014
5.13%, 03/01/21	450	496,454
Nabors Industries Inc.
5.00%, 09/15/20	300	323,593
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	200	209,743
Noble Holding International Ltd.
4.63%, 03/01/21(b)	200	213,240
NuStar Logistics LP
4.80%, 09/01/20	100	105,349
Occidental Petroleum Corp.
1.75%, 02/15/17(b)	150	152,241
2.50%, 02/01/16	300	315,378
Petrobras International Finance Co.
3.88%, 01/27/16	800	830,923
5.38%, 01/27/21	350	373,530
5.88%, 03/01/18	500	554,319
7.88%, 03/15/19	262	319,540
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	300	340,125
Rowan Companies Inc.
5.00%, 09/01/17	100	108,026

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

Shell International Finance BV
4.00%, 03/21/14	600	635,040
4.30%, 09/22/19	526	609,784
Southwestern Energy Co.
4.10%, 03/15/22(a)	200	201,102
Statoil ASA
5.25%, 04/15/19	450	540,243
Suncor Energy Inc.
6.10%, 06/01/18	450	535,038
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	100	100,286
Total Capital
2.30%, 03/15/16	200	206,689
4.13%, 01/28/21	250	278,345
Total Capital International
2.88%, 02/17/22(b)	250	252,630
Transocean Inc.
5.05%, 12/15/16	450	490,454
6.00%, 03/15/18	173	194,796
Valero Energy Corp.
6.13%, 02/01/20	450	519,623

		15,652,726
OIL & GAS SERVICES—0.11%
Baker Hughes Inc.
3.20%, 08/15/21	150	156,316
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	150	163,545
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	200	209,239
Weatherford International Ltd.
6.35%, 06/15/17	268	310,773

		839,873
PACKAGING & CONTAINERS—0.01%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	54,363
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	15,864

		70,227
PHARMACEUTICALS—1.21%
Abbott Laboratories
5.13%, 04/01/19	300	362,134
5.15%, 11/30/12	804	822,144
AmerisourceBergen Corp.
5.88%, 09/15/15	254	290,824
AstraZeneca PLC
5.40%, 09/15/12	660	668,821
Bristol-Myers Squibb Co.
5.45%, 05/01/18	200	241,163
Cardinal Health Inc.
3.20%, 06/15/22	200	201,700
Express Scripts Holding Co.
3.13%, 05/15/16	250	260,445
3.50%, 11/15/16(a)	200	210,798
4.75%, 11/15/21(a)	200	221,154

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND
May 31, 2012

GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	558	669,367
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	250	253,017
Johnson & Johnson
3.55%, 05/15/21	200	226,871
5.55%, 08/15/17	305	372,261
McKesson Corp.
5.70%, 03/01/17(b)	336	395,048
Medco Health Solutions Inc.
7.13%, 03/15/18	492	607,317
Merck & Co. Inc.
4.00%, 06/30/15	315	345,080
Novartis Capital Corp.
2.90%, 04/24/15	300	317,983
Novartis Securities Investment Ltd.
5.13%, 02/10/19	262	315,207
Pfizer Inc.
6.20%, 03/15/19	429	540,334
Sanofi
1.20%, 09/30/14	100	100,881
4.00%, 03/29/21	200	222,279
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	600	734,363
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	207,090
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	150	151,772
Wyeth LLC
5.50%, 02/01/14	697	752,119

		9,490,172
PIPELINES—0.72%
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	50	51,040
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	75	81,363
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	200	206,453
Duke Capital LLC
6.25%, 02/15/13	590	608,967
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)(b)	300	319,007
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	200	203,229
5.95%, 02/01/15	315	341,135
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14	707	776,599
Kinder Morgan Energy Partners LP
3.50%, 03/01/16(b)	50	53,030
4.15%, 03/01/22(b)	200	205,970
6.85%, 02/15/20	250	302,725
Magellan Midstream Partners LP
4.25%, 02/01/21	300	318,285
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	250	261,243
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	250	262,786
Plains All American Pipeline LP
3.95%, 09/15/15	300	319,486
8.75%, 05/01/19	300	389,978

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	100	106,467
TC Pipelines LP
4.65%, 06/15/21	50	51,942
TransCanada PipeLines Ltd.
6.50%, 08/15/18	450	556,631
Williams Partners LP
5.25%, 03/15/20	225	252,762

		5,669,098
REAL ESTATE—0.07%
Prologis LP
4.50%, 08/15/17	400	419,440
6.88%, 03/15/20 (Call 12/16/19)	100	119,055

		538,495
REAL ESTATE INVESTMENT TRUSTS—0.66%
American Tower Corp.
4.63%, 04/01/15	220	232,379
5.05%, 09/01/20	150	158,476
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)	50	53,269
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	52,215
4.13%, 05/15/21	400	421,258
6.25%, 01/15/13	130	133,954
CommonWealth REIT
5.88%, 09/15/20 (Call 03/15/20)	300	317,123
Duke Realty LP
7.38%, 02/15/15	250	278,531
Entertainment Properties Trust
7.75%, 07/15/20	150	162,848
ERP Operating LP
5.13%, 03/15/16	336	367,422
HCP Inc.
3.75%, 02/01/19 (Call 12/01/18)	600	609,547
6.70%, 01/30/18	250	291,877
Health Care REIT Inc.
3.63%, 03/15/16	50	50,983
4.13%, 04/01/19 (Call 01/01/19)	300	305,268
4.95%, 01/15/21 (Call 10/15/20)	100	105,148
Kilroy Realty LP
4.80%, 07/15/18	150	158,367
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	100	105,770
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	100	103,026
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	450	527,770
6.13%, 05/30/18	500	590,578
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22(b)	100	100,544
4.75%, 06/01/21 (Call 03/01/21)	50	52,309

		5,178,662

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

RETAIL—0.74%
Advance Auto Parts Inc.
4.50%, 01/15/22	50	53,293
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	50	51,928
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)(b)	50	46,375
CVS Caremark Corp.
4.13%, 05/15/21 (Call 02/15/21)	250	274,402
5.75%, 06/01/17	205	241,721
Darden Restaurants Inc.
4.50%, 10/15/21	200	211,259
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	100	102,000
Home Depot Inc. (The)
5.40%, 03/01/16	590	680,108
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	50	52,069
Lowe’s Companies Inc.
3.80%, 11/15/21 (Call 08/15/21)	200	215,620
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)(b)	200	208,896
McDonald’s Corp.
5.35%, 03/01/18	473	568,028
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)(b)	200	223,496
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	100	108,599
Target Corp.
6.00%, 01/15/18	473	573,953
Wal-Mart Stores Inc.
3.25%, 10/25/20	750	802,323
4.55%, 05/01/13	970	1,007,090
Yum! Brands Inc.
6.25%, 03/15/18	304	364,701

		5,785,861
SAVINGS & LOANS—0.01%
Santander Holdings USA Inc.
4.63%, 04/19/16	100	97,754

		97,754
SEMICONDUCTORS—0.09%
Applied Materials Inc.
2.65%, 06/15/16	50	51,905
Broadcom Corp.
2.70%, 11/01/18	50	52,035
Intel Corp.
1.95%, 10/01/16	350	362,697
3.30%, 10/01/21	100	106,530
Texas Instruments Inc.
2.38%, 05/16/16	150	157,564

		730,731
SOFTWARE—0.23%
BMC Software Inc.
4.25%, 02/15/22	50	51,276
Fiserv Inc.
3.13%, 06/15/16	25	25,625
4.75%, 06/15/21	200	214,726

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

Microsoft Corp.
2.50%, 02/08/16(b)	150	159,523
2.95%, 06/01/14	350	366,416
Oracle Corp.
5.25%, 01/15/16(b)	893	1,024,561

		1,842,127
TELECOMMUNICATIONS—1.53%
America Movil SAB de CV
2.38%, 09/08/16	200	201,779
5.00%, 03/30/20	375	417,824
AT&T Inc.
2.40%, 08/15/16	450	467,929
2.50%, 08/15/15	400	415,627
4.95%, 01/15/13(b)	904	928,986
5.50%, 02/01/18(b)	800	943,618
British Telecommunications PLC
5.95%, 01/15/18	150	173,399
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	526	719,823
CenturyLink Inc.
5.80%, 03/15/22	200	197,331
Cisco Systems Inc.
5.50%, 02/22/16	1,197	1,392,477
Corning Inc.
4.25%, 08/15/20	50	54,970
Deutsche Telekom International Finance BV
5.75%, 03/23/16	315	353,562
France Telecom SA
4.38%, 07/08/14	600	632,783
Harris Corp.
4.40%, 12/15/20	150	157,844
Juniper Networks Inc.
4.60%, 03/15/21	200	216,819
Rogers Wireless Inc.
6.38%, 03/01/14	336	365,907
Telecom Italia Capital SA
4.95%, 09/30/14	526	512,850
Telefonica Emisiones SAU
3.73%, 04/27/15	450	419,440
5.46%, 02/16/21	450	400,513
Verizon Communications Inc.
1.25%, 11/03/14	300	301,305
3.50%, 11/01/21	300	320,078
5.50%, 02/15/18	450	532,102
5.55%, 02/15/16	997	1,144,693
Vodafone Group PLC
5.75%, 03/15/16	640	738,003

		12,009,662
TEXTILES—0.02%
Cintas Corp. No. 2
2.85%, 06/01/16	150	154,176

		154,176

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

TOYS, GAMES & HOBBIES—0.01%
Mattel Inc.
2.50%, 11/01/16	50	51,328

		51,328
TRANSPORTATION—0.28%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	250	286,626
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	100	103,551
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)(b)	250	263,508
4.25%, 06/01/21 (Call 03/01/21)	50	54,577
Norfolk Southern Corp.
7.70%, 05/15/17	445	561,207
Ryder System Inc.
3.50%, 06/01/17	100	103,859
3.60%, 03/01/16	100	105,119
Union Pacific Corp.
5.75%, 11/15/17	315	375,395
United Parcel Service Inc.
5.13%, 04/01/19	282	342,422

		2,196,264
TRUCKING & LEASING—0.03%
GATX Corp.
4.85%, 06/01/21	200	212,424

		212,424

TOTAL CORPORATE BONDS & NOTES
(Cost: $230,816,810)		244,768,276

FOREIGN AGENCY OBLIGATIONS(f)—1.50%

CANADA—0.65%
British Columbia (Province of)
1.20%, 04/25/17	250	252,912
Manitoba (Province of)
1.30%, 04/03/17	250	252,816
Nova Scotia (Province of)
2.38%, 07/21/15	300	313,797
Ontario (Province of)
1.60%, 09/21/16(b)	1,400	1,425,005
2.30%, 05/10/16	100	104,453
2.95%, 02/05/15	375	395,857
4.10%, 06/16/14	600	641,050
4.40%, 04/14/20(b)	250	291,227
Quebec (Province of)
5.00%, 03/01/16	1,247	1,430,379

		5,107,496
JAPAN—0.14%
Japan Finance Corp.
2.13%, 11/05/12	1,000	1,005,112
2.50%, 05/18/16	100	105,587

		1,110,699

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

MEXICO—0.13%
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	556,250
Petroleos Mexicanos
4.88%, 01/24/22(a)	200	209,500
5.50%, 01/21/21	250	275,000

		1,040,750
PHILIPPINES—0.23%
Asian Development Bank
2.50%, 03/15/16	750	799,457
2.63%, 02/09/15	400	421,837
2.75%, 05/21/14	526	550,189

		1,771,483
SUPRANATIONAL—0.35%
Inter-American Development Bank
1.13%, 03/15/17	600	609,183
3.00%, 04/22/14	600	629,239
5.13%, 09/13/16	1,247	1,475,256

		2,713,678

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $11,186,545)		11,744,106

FOREIGN GOVERNMENT OBLIGATIONS(f)—1.19%

BRAZIL—0.21%
Brazil (Federative Republic of)
4.88%, 01/22/21	250	284,125
6.00%, 01/17/17	450	530,325
8.00%, 01/15/18	711	835,817

		1,650,267
CANADA—0.07%
Canada (Government of)
2.38%, 09/10/14	526	549,589

		549,589
COLOMBIA—0.11%
Colombia (Republic of)
4.38%, 07/12/21	200	218,000
7.38%, 03/18/19	250	318,750
8.25%, 12/22/14	250	291,250

		828,000
ISRAEL—0.04%
Israel (State of)
5.13%, 03/26/19	262	296,060

		296,060

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

ITALY—0.19%
Italy (Republic of)
4.50%, 01/21/15(b)	1,500	1,496,274

		1,496,274
MEXICO—0.26%
United Mexican States
5.95%, 03/19/19	300	358,800
6.38%, 01/16/13	1,657	1,709,195

		2,067,995
PANAMA—0.07%
Panama (Republic of)
7.25%, 03/15/15	500	577,500

		577,500
PERU—0.07%
Peru (Republic of)
7.13%, 03/30/19	415	527,050

		527,050
POLAND—0.09%
Poland (Republic of)
5.13%, 04/21/21(b)	400	420,000
6.38%, 07/15/19	262	301,300

		721,300
SOUTH AFRICA—0.04%
South Africa (Republic of)
6.88%, 05/27/19	262	314,400

		314,400
SOUTH KOREA—0.04%
Korea (Republic of)
7.13%, 04/16/19	262	331,273

		331,273

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $8,954,888)		9,359,708

MUNICIPAL DEBT OBLIGATIONS—0.11%

CALIFORNIA—0.04%
State of California GO BAB
7.55%, 04/01/39	250	322,855

		322,855
ILLINOIS—0.07%
State of Illinois GO
4.07%, 01/01/14	20	20,698
4.42%, 01/01/15	500	527,230

		547,928

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $797,578)		870,783

U.S. GOVERNMENT & AGENCY OBLIGATIONS—64.72%

U.S. GOVERNMENT AGENCY OBLIGATIONS—9.21%
Federal Home Loan Banks
3.63%, 10/18/13(b)	6,855	7,169,380
5.00%, 11/17/17	9,025	10,931,840
Federal Home Loan Mortgage Corp.
0.75%, 03/28/13	7,640	7,672,791
2.00%, 08/25/16	2,380	2,496,167
2.38%, 01/13/22	500	514,714
2.50%, 05/27/16	1,560	1,665,951
3.75%, 03/27/19	1,170	1,349,751
4.50%, 01/15/14	4,260	4,544,984
4.88%, 11/15/13	9,930	10,579,624
Federal National Mortgage Association
1.25%, 09/28/16(b)	1,480	1,506,165
2.75%, 03/13/14(b)	8,332	8,688,101
5.00%, 04/15/15	13,432	15,134,667

		72,254,135
U.S. GOVERNMENT OBLIGATIONS—55.51%
U.S. Treasury Notes
0.25%, 03/31/14	1,400	1,399,510
0.25%, 02/15/15(b)	1,500	1,496,340
0.38%, 03/15/15	1,800	1,801,386
0.63%, 04/30/13	15,078	15,134,542
0.75%, 12/15/13	5,060	5,097,849
0.88%, 01/31/17	6,780	6,858,106
0.88%, 02/28/17(b)	6,000	6,068,940
0.88%, 04/30/17	3,000	3,031,800
1.00%, 07/15/13(b)	4,063	4,097,860
1.00%, 01/15/14	8,359	8,456,801
1.00%, 08/31/16	5,000	5,090,150
1.00%, 09/30/16	2,080	2,117,357
1.00%, 03/31/17	2,600	2,643,810
1.25%, 02/15/14	15,000	15,250,501
1.25%, 03/15/14	3,555	3,617,035
1.25%, 04/15/14(b)	13,018	13,252,974
1.38%, 05/15/13(b)	5,335	5,393,418
1.38%, 09/30/18	7,840	8,061,637
1.50%, 03/31/19	460	475,415
1.75%, 05/31/16	9,300	9,747,144
1.75%, 05/15/22	3,200	3,249,760
1.88%, 06/30/15	12,279	12,834,993
1.88%, 08/31/17	6,347	6,714,935
1.88%, 09/30/17(b)	4,751	5,028,316
2.00%, 04/30/16(b)	6,677	7,057,588
2.00%, 02/15/22(b)	5,800	6,034,668
2.13%, 05/31/15	8,217	8,643,955
2.13%, 08/15/21(b)	3,030	3,202,104
2.25%, 01/31/15	10,687	11,226,052
2.38%, 07/31/17(b)	6,818	7,386,076
2.50%, 03/31/15(b)	8,575	9,089,671
2.50%, 04/30/15(b)	8,045	8,539,687
2.63%, 11/15/20(b)	10,284	11,369,887

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2012

2.75%, 02/28/18(b)	5,409	5,998,473
2.88%, 03/31/18(b)	1,552	1,733,708
3.13%, 04/30/17(b)	5,871	6,562,486
3.38%, 11/15/19	25,520	29,715,236
3.50%, 05/15/20(b)	371	436,010
3.63%, 08/15/19	12,339	14,568,411
3.63%, 02/15/20	10,115	11,976,059
3.63%, 02/15/21(b)	8,584	10,192,727
4.63%, 11/15/16	2,370	2,787,950
4.75%, 05/15/14(b)	56,830	61,770,805
4.88%, 08/15/16(b)	45,352	53,483,610
7.25%, 05/15/16(b)	8,825	11,144,298
8.50%, 02/15/20	3,520	5,443,504

		435,283,544

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $483,512,677)		507,537,679

Security	Shares	Value

SHORT-TERM INVESTMENTS—22.92%

MONEY MARKET FUNDS—22.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(g)(h)	160,049,534	160,049,534
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(g)(h)	15,264,515	15,264,515
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(g)	4,413,046	4,413,046

		179,727,095

TOTAL SHORT-TERM INVESTMENTS
(Cost: $179,727,095)		179,727,095

TOTAL INVESTMENTS IN SECURITIES—121.65%
(Cost: $914,995,593)		954,007,647
Other Assets, Less Liabilities—(21.65)%		(169,780,304)

NET ASSETS—100.00%		$784,227,343

BAB	- Build America Bond
GO	- General Obligation

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Variable rate security. Rate shown is as of report date.
(e)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(f)	Investments are denominated in U.S. dollars.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS MBS BOND FUND

May 31, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS—99.33%

MORTGAGE-BACKED SECURITIES—99.33%
Federal Home Loan Mortgage Corp.
0.54%, 06/15/33(a)	$12	$12,226
2.65%, 01/01/42(a)	17,395	18,170,766
2.95%, 09/01/41(a)	13,396	14,022,563
2.99%, 11/01/40(a)	9,587	10,016,224
3.00%, 01/01/27	18,468	19,309,001
3.00%, 03/01/27	15,519	16,230,703
3.00%, 06/01/27(b)	32,889	34,353,588
3.00%, 05/01/42(a)	3,987	4,175,675
3.14%, 11/01/40(a)	5,247	5,500,861
3.26%, 08/01/41(a)	2,111	2,215,026
3.34%, 07/01/41(a)	846	891,711
3.36%, 11/01/40(a)	6,202	6,528,688
3.46%, 11/01/41(a)	18,885	19,917,778
3.50%, 11/01/25	22,982	24,166,248
3.50%, 03/01/26	12,125	12,759,691
3.50%, 06/01/26	5,531	5,820,591
3.50%, 08/01/26	6,387	6,720,967
3.50%, 06/01/27(b)	7,394	7,764,855
3.50%, 03/01/32	19,375	20,524,428
3.50%, 02/01/42	21,317	22,356,057
3.50%, 03/01/42	7,964	8,352,526
3.50%, 06/01/42	35,000	36,699,689
3.50%, 06/01/42(b)	9,743	10,204,270
4.00%, 05/01/25	16,333	17,224,590
4.00%, 10/01/25	12,752	13,448,656
4.00%, 02/01/26	9,758	10,296,236
4.00%, 05/01/26	15,316	16,160,975
4.00%, 06/01/27(b)	6,803	7,168,661
4.00%, 01/01/41	34,528	36,703,918
4.00%, 02/01/41	20,258	21,534,486
4.00%, 03/01/41	13,413	14,257,615
4.00%, 09/01/41	21,739	23,108,717
4.00%, 11/01/41	8,157	8,671,305
4.00%, 12/01/41	4,967	5,279,925
4.00%, 01/01/42	15,116	16,068,334
4.00%, 02/01/42	30,575	32,558,686
4.00%, 03/01/42	14,513	15,454,492
4.00%, 06/01/42(b)	16,880	17,905,988
4.50%, 04/01/22	7,953	8,487,883
4.50%, 05/01/23	12,321	13,137,085
4.50%, 07/01/24	6,982	7,425,722
4.50%, 08/01/24	2,201	2,340,396
4.50%, 09/01/24	3,685	3,919,356
4.50%, 10/01/24	5,746	6,111,000
4.50%, 06/01/27(b)	3,316	3,520,141
4.50%, 08/01/30	13,226	14,121,535
4.50%, 03/01/39	2,009	2,143,858
4.50%, 05/01/39	36,174	38,603,557
4.50%, 06/01/39	20,759	22,153,175
4.50%, 09/01/39	4,112	4,388,533
4.50%, 10/01/39	76,875	82,038,474
4.50%, 11/01/39	3,666	3,911,856

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS MBS BOND FUND

May 31, 2012

4.50%, 12/01/39	9,463	10,098,757
4.50%, 01/01/40	4,092	4,371,199
4.50%, 08/01/40	13,358	14,279,823
4.50%, 11/01/40	26,086	27,886,670
4.50%, 02/01/41	26,667	28,558,490
4.50%, 05/01/41	21,439	22,919,380
4.50%, 06/01/42(b)	32,133	34,312,019
4.98%, 12/01/38(a)	7,261	7,735,911
5.00%, 11/01/18	3,753	4,021,406
5.00%, 08/01/19	6,024	6,454,071
5.00%, 12/01/24	11,738	12,634,316
5.00%, 08/01/25	8,451	9,170,006
5.00%, 06/01/26	11,613	12,465,724
5.00%, 06/01/27(b)	1,162	1,245,700
5.00%, 06/01/33	3,239	3,500,902
5.00%, 12/01/33	14,060	15,195,400
5.00%, 07/01/35	44,956	48,489,023
5.00%, 01/01/36	10,451	11,265,055
5.00%, 01/01/37	9,408	10,140,853
5.00%, 02/01/37	7,676	8,273,726
5.00%, 03/01/38	38,793	41,715,948
5.00%, 01/01/40	2,700	2,914,274
5.00%, 04/01/40	3,424	3,713,550
5.00%, 07/01/40	1,833	1,987,211
5.00%, 08/01/40	23,650	25,646,739
5.00%, 09/01/40	13,112	14,219,292
5.00%, 08/01/41	15,850	17,209,598
5.00%, 06/01/42(b)	18,471	19,888,072
5.13%, 12/01/33(a)	472	507,866
5.50%, 10/01/23	18,303	19,735,854
5.50%, 02/01/34	10,412	11,393,638
5.50%, 01/01/35	15,878	17,355,684
5.50%, 02/01/35	5,579	6,098,554
5.50%, 05/01/35	9,252	10,085,512
5.50%, 06/01/35	25,306	27,586,637
5.50%, 05/01/36	9,072	9,844,634
5.50%, 07/01/36	18,178	19,725,348
5.50%, 04/01/38	19,253	20,895,423
5.50%, 05/01/38	7,303	7,925,330
5.50%, 11/01/39	24,785	26,902,233
5.50%, 06/01/42(b)	20,798	22,611,326
6.00%, 09/01/36	8,606	9,454,963
6.00%, 10/01/36	4,974	5,547,334
6.00%, 02/01/37	5,796	6,367,062
6.00%, 11/01/37	28,464	31,281,633
6.00%, 09/01/38	26,846	29,503,346
6.00%, 06/01/42(b)	20,123	22,135,300
Federal National Mortgage Association
2.46%, 02/01/42(a)	14,987	15,609,257
2.75%, 08/01/41(a)	2,843	2,969,515
2.88%, 10/01/41(a)	13,631	14,282,997
3.00%, 01/01/27	24,331	25,490,172
3.00%, 03/01/27	25,535	26,758,132
3.00%, 06/01/27(b)	48,202	50,446,406
3.00%, 06/01/42(b)	7,000	7,216,563
3.30%, 09/01/41(a)	1,248	1,316,352
3.50%, 01/01/26	10,640	11,245,285
3.50%, 02/01/26	18,072	19,100,243
3.50%, 04/01/26	3,008	3,179,595
3.50%, 07/01/26	15,987	16,897,199
3.50%, 08/01/26	8,715	9,210,637
3.50%, 10/01/26	12,396	13,100,892
3.50%, 02/01/27	18,525	19,576,480

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS MBS BOND FUND

May 31, 2012

3.50%, 06/01/27(b)	14,281	15,068,686
3.50%, 01/01/32	11,334	12,003,242
3.50%, 09/01/40	5,582	5,863,872
3.50%, 11/01/40	6,393	6,715,624
3.50%, 12/01/40	4,400	4,622,036
3.50%, 03/01/41	17,514	18,399,781
3.50%, 12/01/41	14,690	15,435,225
3.50%, 01/01/42	5,310	5,579,146
3.50%, 03/01/42	17,412	18,298,793
3.50%, 06/01/42(b)	84,937	89,144,036
3.60%, 05/01/40(a)	19,233	20,300,262
4.00%, 10/01/25	24,330	25,838,009
4.00%, 11/01/25	13,091	13,893,908
4.00%, 03/01/26	6,630	7,049,088
4.00%, 06/01/26	33,838	35,976,589
4.00%, 09/01/26	14,432	15,344,918
4.00%, 06/01/27(b)	8,942	9,489,698
4.00%, 12/01/30	8,407	9,049,433
4.00%, 01/01/31	4,542	4,893,034
4.00%, 02/01/31	4,314	4,646,672
4.00%, 10/01/31	11,140	11,999,424
4.00%, 02/01/32	23,543	25,360,235
4.00%, 12/01/39	15,230	16,212,244
4.00%, 07/01/40	19,799	21,076,058
4.00%, 09/01/40	19,378	20,643,770
4.00%, 12/01/40	49,140	52,349,819
4.00%, 01/01/41	19,320	20,581,836
4.00%, 09/01/41	13,287	14,164,137
4.00%, 10/01/41	14,440	15,393,567
4.00%, 11/01/41	37,636	40,119,616
4.00%, 12/01/41	38,171	40,690,729
4.00%, 02/01/42	38,493	41,106,666
4.00%, 03/01/42	40,789	43,559,103
4.00%, 06/01/42(b)	31,811	33,863,804
4.50%, 09/01/18	6,643	7,115,581
4.50%, 04/01/19	3,598	3,858,335
4.50%, 11/01/22	8,098	8,692,400
4.50%, 06/01/23	2,140	2,299,066
4.50%, 03/01/24	2,322	2,490,171
4.50%, 10/01/24	8,892	9,521,662
4.50%, 02/01/25	9,935	10,645,498
4.50%, 04/01/25	10,513	11,264,617
4.50%, 06/01/25	10,476	11,225,416
4.50%, 06/01/27(b)	8,260	8,847,234
4.50%, 08/01/31	15,944	17,111,069
4.50%, 03/01/36	13,838	14,834,843
4.50%, 05/01/39	14,047	15,056,104
4.50%, 09/01/39	33,229	35,616,287
4.50%, 12/01/39	7,007	7,509,997
4.50%, 08/01/40	47,520	51,003,391
4.50%, 09/01/40	23,303	25,010,689
4.50%, 01/01/41	30,114	32,321,710
4.50%, 04/01/41	46,271	49,701,394
4.50%, 05/01/41	62,375	66,977,508
4.50%, 06/01/41	16,423	17,659,625
4.50%, 08/01/41	21,055	22,640,089
4.50%, 09/01/41	54,397	58,493,131
4.50%, 06/01/42(b)	33,569	36,007,998
4.74%, 04/01/38(a)	5,713	6,153,450
5.00%, 08/01/20	9,133	9,849,745
5.00%, 07/01/23	12,663	13,652,621
5.00%, 12/01/23	7,490	8,096,611
5.00%, 06/01/27(b)	1,757	1,896,462

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS MBS BOND FUND

May 31, 2012

5.00%, 06/01/28	15,306	16,563,287
5.00%, 11/01/33	22,341	24,213,428
5.00%, 04/01/35	11,293	12,233,430
5.00%, 07/01/35	24,765	26,826,476
5.00%, 02/01/36	16,845	18,232,123
5.00%, 03/01/39	7,762	8,418,015
5.00%, 06/01/39	28,184	30,487,221
5.00%, 07/01/40	10,699	11,664,921
5.00%, 03/01/41	16,049	17,520,532
5.00%, 04/01/41	30,432	33,178,363
5.00%, 05/01/41	77,208	84,288,445
5.00%, 06/01/41	39,226	42,547,213
5.00%, 08/01/41	8,184	8,934,989
5.06%, 12/01/38(a)	7,694	8,285,006
5.50%, 12/01/19	8,555	9,291,130
5.50%, 01/01/24	11,879	12,893,256
5.50%, 06/01/27(b)	5,112	5,553,709
5.50%, 02/01/30	6,113	6,658,369
5.50%, 05/01/33	9,218	10,115,219
5.50%, 11/01/33	17,427	19,122,819
5.50%, 09/01/34	12,820	14,053,551
5.50%, 04/01/36	29,263	32,038,053
5.50%, 05/01/36	6,216	6,767,517
5.50%, 05/01/37	20,666	22,499,232
5.50%, 08/01/37	36,750	40,235,769
5.50%, 03/01/38	27,430	29,857,444
5.50%, 06/01/38	9,372	10,201,867
5.50%, 07/01/38	14,068	15,313,451
5.50%, 11/01/38	50,206	54,967,429
5.50%, 06/01/41	22,116	24,113,351
6.00%, 01/01/25	10,806	11,550,596
6.00%, 03/01/34	11,305	12,588,270
6.00%, 05/01/34	1,671	1,859,290
6.00%, 08/01/34	3,895	4,335,272
6.00%, 11/01/34	1,367	1,521,334
6.00%, 06/01/36	9,182	10,164,635
6.00%, 08/01/36	11,883	13,068,901
6.00%, 09/01/36	23,461	25,802,600
6.00%, 08/01/37	22,959	25,249,012
6.00%, 03/01/38	6,357	6,990,922
6.00%, 05/01/38	18,012	19,808,154
6.00%, 09/01/38	33,753	37,108,065
6.00%, 06/01/39	35,427	39,417,612
6.00%, 10/01/39	3,284	3,611,509
6.00%, 06/01/42(b)	22,069	24,293,141
6.50%, 08/01/36	547	614,543
6.50%, 09/01/36	3,301	3,711,484
6.50%, 10/01/36	524	588,647
6.50%, 12/01/36	503	565,342
6.50%, 07/01/37	808	908,210
6.50%, 08/01/37	24,796	27,875,929
6.50%, 10/01/37	1,597	1,795,035
6.50%, 11/01/37	429	481,822
6.50%, 12/01/37	11,928	13,498,983
6.50%, 06/01/38	515	578,379
6.50%, 10/01/39	27,065	30,427,060
6.50%, 05/01/40	20,991	23,597,968
7.00%, 04/01/37	7,453	8,511,422
Government National Mortgage Association
3.50%, 12/15/41	17,016	18,191,826
3.50%, 02/20/42	23,826	25,465,415
3.50%, 06/01/42(b)	60,164	64,181,894
4.00%, 09/20/40	19,460	21,304,205

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS MBS BOND FUND

May 31, 2012

4.00%, 01/20/41	9,087	9,936,079
4.00%, 02/15/41	22,007	24,068,701
4.00%, 07/15/41	13,832	15,128,452
4.00%, 09/20/41	14,155	15,477,686
4.00%, 12/20/41	61,501	67,248,209
4.00%, 01/20/42	27,346	29,901,050
4.00%, 02/15/42	3,475	3,803,515
4.00%, 04/15/42	19,971	21,861,236
4.00%, 06/01/42(b)	22,826	24,944,538
4.50%, 03/15/39	15,401	16,910,598
4.50%, 04/15/39	4,968	5,455,356
4.50%, 05/15/39	37,834	41,542,571
4.50%, 08/15/39	14,864	16,321,190
4.50%, 11/20/39	6,315	6,959,775
4.50%, 01/20/40	6,656	7,349,256
4.50%, 06/15/40	25,922	28,489,650
4.50%, 08/15/40	12,156	13,359,571
4.50%, 08/20/40	11,628	12,840,386
4.50%, 09/15/40	16,251	17,860,662
4.50%, 10/20/40	25,857	28,551,472
4.50%, 04/20/41	29,476	32,464,670
4.50%, 06/20/41	37,627	41,442,784
4.50%, 09/20/41	17,882	19,695,172
4.50%, 11/20/41	18,000	19,824,816
4.50%, 12/20/41	35,040	38,593,086
4.50%, 06/01/42(b)	32,254	35,403,805
5.00%, 05/20/33	1,838	2,049,222
5.00%, 07/20/35	9,507	10,559,772
5.00%, 12/15/36	33,872	37,615,013
5.00%, 01/15/39	22,770	25,181,235
5.00%, 07/15/39	25,368	28,063,555
5.00%, 10/20/39	13,108	14,552,233
5.00%, 05/15/40	9,926	10,980,920
5.00%, 07/20/40	43,740	48,579,367
5.00%, 08/20/40	12,231	13,584,787
5.00%, 11/20/41	36,000	39,983,027
5.00%, 06/01/42(b)	19,052	21,061,391
5.50%, 11/20/34	9,482	10,566,455
5.50%, 03/15/36	7,358	8,218,676
5.50%, 03/20/36	2,529	2,807,465
5.50%, 07/20/36	4,122	4,575,947
5.50%, 06/20/38	18,481	20,511,131
5.50%, 10/15/38	15,597	17,338,853
5.50%, 03/20/39	9,324	10,351,803
5.50%, 12/15/39	3,228	3,588,233
5.50%, 01/15/40	19,668	21,881,225
5.50%, 06/01/42(b)	6,335	7,046,698
6.00%, 03/15/37	16,630	18,692,745
6.00%, 09/20/38	30,113	33,781,010
6.00%, 12/15/38	7,669	8,613,535
6.00%, 11/15/39	3,985	4,476,070
6.00%, 06/01/42(b)	7,723	8,677,515
6.50%, 10/20/38	9,481	10,896,651

		5,213,227,480

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $5,131,676,448)		5,213,227,480

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS MBS BOND FUND

May 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS—12.79%

MONEY MARKET FUNDS—12.79%
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)	671,234,251	671,234,251
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	100,000	100,000

		671,334,251

TOTAL SHORT-TERM INVESTMENTS
(Cost: $671,334,251)		671,334,251

TOTAL INVESTMENTS IN SECURITIES—112.12%
(Cost: $5,803,010,699)		5,884,561,731
Other Assets, Less Liabilities—(12.12)%		(636,147,385)

NET ASSETS—100.00%		$5,248,414,346

(a)	Variable rate security. Rate shown is as of report date.
(b)	To-be-announced (TBA). See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS SHORT TREASURY BOND FUND

May 31, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS—99.69%
U.S. Treasury Notes
0.00%, 07/26/12	$447,859	$447,835,049
0.38%, 09/30/12	290,818	291,056,474
0.50%, 11/30/12	331,064	331,613,566
0.63%, 06/30/12	1,720	1,720,937
0.63%, 07/31/12	71,550	71,610,096
0.75%, 03/31/13	166,940	167,709,578
1.38%, 09/15/12	274,636	275,621,946
1.38%, 10/15/12	153,644	154,346,155
1.38%, 02/15/13	187,336	188,894,637
1.50%, 07/15/12	21,933	21,969,409
1.75%, 08/15/12	99,368	99,698,895
1.75%, 04/15/13	185,000	187,478,993
2.50%, 03/31/13	33,859	34,505,708

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,274,083,133)		2,274,061,443

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.31%

MONEY MARKET FUNDS—8.31%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(a)(b)	189,683,500	189,683,500

		189,683,500

TOTAL SHORT-TERM INVESTMENTS
(Cost: $189,683,500)		189,683,500

TOTAL INVESTMENTS IN SECURITIES—108.00%
(Cost: $2,463,766,633)		2,463,744,943
Other Assets, Less Liabilities—(8.00)%		(182,603,139)

NET ASSETS—100.00%		$2,281,141,804

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—96.47%

ADVERTISING—0.31%
Affinion Group Inc.
7.88%, 12/15/18 (Call 12/15/14)	$17,320	$14,895,200
Lamar Media Corp.
5.88%, 02/01/22 (Call 02/01/17)(a)(b)	12,650	12,721,156
7.88%, 04/15/18 (Call 04/15/14)(b)	14,710	15,813,250

		43,429,606
AEROSPACE & DEFENSE—0.59%
BE Aerospace Inc.
5.25%, 04/01/22 (Call 04/01/17)(b)	11,700	11,787,750
6.88%, 10/01/20 (Call 10/01/15)(b)	20,950	22,950,725
8.50%, 07/01/18 (Call 07/01/13)	11,200	12,185,600
TransDigm Inc.
7.75%, 12/15/18 (Call 12/15/14)	34,479	36,616,698

		83,540,773
AIRLINES—0.27%
Continental Airlines Inc.
6.75%, 09/15/15 (Call 09/15/12)(a)(b)	30,300	30,533,310
Delta Air Lines Inc.
9.50%, 09/15/14 (Call 07/02/12)(a)(b)	8,000	8,400,000

		38,933,310
APPAREL—0.30%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)(b)	23,280	23,723,775
8.00%, 12/15/16 (Call 12/15/13)(b)	17,213	18,864,372

		42,588,147
AUTO MANUFACTURERS—0.56%
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)(b)	34,100	34,217,219
8.25%, 06/15/21 (Call 06/15/16)(b)	44,610	44,763,347

		78,980,566
AUTO PARTS & EQUIPMENT—0.87%
Delphi Corp.
5.88%, 05/15/19 (Call 05/15/14)(b)	13,500	14,326,875
6.13%, 05/15/21 (Call 05/15/16)(b)	10,420	11,129,863
Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22 (Call 05/15/17)(b)	18,650	18,183,750
8.25%, 08/15/20 (Call 08/15/15)(b)	25,645	26,665,499
Tomkins LLC/Tomkins Inc.
9.00%, 10/01/18 (Call 10/01/14)	35,954	39,279,745
TRW Automotive Inc.
7.25%, 03/15/17(a)	12,220	13,839,150

		123,424,882

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2012

BANKS—4.64%
Ally Financial Inc.
5.50%, 02/15/17(b)	15,000	14,971,875
6.25%, 12/01/17(b)	25,160	25,814,160
6.75%, 12/01/14(b)	15,000	15,567,187
7.50%, 09/15/20(b)	56,450	61,989,156
8.00%, 12/31/18(b)	18,825	20,236,875
8.00%, 03/15/20(b)	60,990	68,702,795
8.30%, 02/12/15(b)	56,600	60,745,950
CIT Group Inc.
4.75%, 02/15/15(a)(b)	39,700	39,501,500
5.00%, 05/15/17(b)	16,850	16,513,000
5.25%, 04/01/14(a)(b)	19,750	20,112,083
5.25%, 03/15/18	24,125	23,717,891
5.38%, 05/15/20	8,100	7,783,594
5.50%, 02/15/19(a)	87,820	85,514,725
7.00%, 05/02/16 (Call 07/02/12)(a)(b)	63,850	63,772,468
7.00%, 05/02/17 (Call 07/02/12)(a)	92,048	91,912,266
Regions Bank
7.50%, 05/15/18	26,950	30,318,750
Regions Financial Corp.
5.75%, 06/15/15	10,000	10,400,000

		657,574,275
BEVERAGES—0.33%
Constellation Brands Inc.
7.25%, 09/01/16	14,350	16,143,750
7.25%, 05/15/17(b)	14,299	16,148,933
8.38%, 12/15/14	12,250	13,875,465

		46,168,148
BUILDING MATERIALS—1.01%
Building Materials Corp. of America
6.75%, 05/01/21 (Call 05/01/16)(a)	30,800	31,570,000
6.88%, 08/15/18 (Call 08/15/14)(a)	7,870	8,125,775
Hanson Ltd.
6.13%, 08/15/16(b)	8,580	9,116,250
Lafarge SA
6.20%, 07/09/15(a)	1,225	1,286,250
6.50%, 07/15/16	4,750	5,035,000
Masco Corp.
4.80%, 06/15/15	4,000	4,074,400
5.95%, 03/15/22(b)	5,000	5,050,000
6.13%, 10/03/16(b)	37,590	39,798,412
7.13%, 03/15/20	5,000	5,350,000
USG Corp.
6.30%, 11/15/16	16,179	15,370,050
9.75%, 01/15/18(b)	17,885	18,376,838

		143,152,975
CHEMICALS—2.03%
Celanese U.S. Holdings LLC
5.88%, 06/15/21	8,650	9,006,813
6.63%, 10/15/18 (Call 10/15/14)	23,310	24,673,635
CF Industries Inc.
7.13%, 05/01/20	5,000	6,062,230
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 02/01/14)(b)	31,550	31,411,969
9.00%, 11/15/20 (Call 11/15/15)(b)	14,550	12,567,563

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2012

Huntsman International LLC
5.50%, 06/30/16 (Call 07/02/12)(b)	18,300	18,282,844
8.63%, 03/15/21 (Call 09/15/15)(b)	11,260	12,611,200
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)(a)	7,610	7,518,680
8.38%, 02/15/19 (Call 02/15/15)(a)	25,550	26,284,562
9.00%, 05/15/15 (Call 05/15/13)(a)(b)	19,100	20,023,166
Ineos Group Holdings PLC
8.50%, 02/15/16 (Call 07/02/12)(a)(b)	18,000	16,200,000
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)(a)	29,900	30,423,250
5.75%, 04/15/24 (Call 01/15/24)(a)(b)	26,500	27,184,582
6.00%, 11/15/21(a)(b)	26,550	28,364,249
Momentive Performance Materials Inc.
9.00%, 01/15/21 (Call 01/15/16)(b)	22,658	17,087,909

		287,702,652
COAL—2.24%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/14)(b)	25,460	22,898,088
6.25%, 06/01/21 (Call 06/01/16)(b)	24,300	21,728,251
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)(a)(b)	31,550	27,133,000
7.25%, 10/01/20 (Call 10/01/15)(b)	20,360	17,402,710
7.25%, 06/15/21 (Call 06/15/16)(a)(b)	32,900	27,992,416
8.75%, 08/01/16 (Call 08/01/13)(b)	14,000	13,451,666
CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)(b)	36,100	36,154,150
8.25%, 04/01/20 (Call 04/01/15)	35,090	35,111,931
Peabody Energy Corp.
6.00%, 11/15/18(a)(b)	43,100	42,848,585
6.25%, 11/15/21(a)(b)	47,828	47,558,967
6.50%, 09/15/20(b)	16,420	16,510,310
7.38%, 11/01/16(b)	8,296	9,135,970

		317,926,044
COMMERCIAL SERVICES—2.74%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.25%, 01/15/19 (Call 10/15/14)(b)	19,300	19,831,232
9.63%, 03/15/18 (Call 03/15/14)	16,870	18,247,717
Ceridian Corp.
11.25%, 11/15/15 (Call 07/02/12)(b)	30,360	27,020,400
Hertz Corp. (The)
6.75%, 04/15/19 (Call 04/15/15)(a)(b)	2,150	2,198,375
6.75%, 04/15/19 (Call 04/15/15)(b)	31,700	32,413,250
7.38%, 01/15/21 (Call 01/15/16)(b)	8,025	8,406,188
7.50%, 10/15/18 (Call 10/15/14)	20,625	21,450,000
Iron Mountain Inc.
7.75%, 10/01/19 (Call 10/01/15)(b)	14,150	15,057,959
8.38%, 08/15/21 (Call 08/15/14)	16,300	17,359,500
R.R. Donnelley & Sons Co.
6.13%, 01/15/17(b)	14,180	13,057,416
7.25%, 05/15/18(b)	18,920	17,564,066
7.63%, 06/15/20(b)	11,000	10,074,166
8.25%, 03/15/19(b)	14,350	13,646,850

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2012

RSC Equipment Rental Inc.
8.25%, 02/01/21 (Call 02/01/16)(b)	20,220	21,407,925
ServiceMaster Co.
8.00%, 02/15/20 (Call 02/15/15)	18,500	19,401,875
TransUnion LLC/TransUnion Financing Corp.
11.38%, 06/15/18 (Call 06/15/14)(b)	5,750	6,717,916
United Rentals (North America) Inc.
8.38%, 09/15/20 (Call 09/15/15)(b)	25,250	25,786,562
9.25%, 12/15/19 (Call 12/15/14)(b)	16,960	18,656,000
10.88%, 06/15/16 (Call 06/15/13)	17,200	19,192,333
UR Financing Escrow Corp.
5.75%, 07/15/18 (Call 07/15/15)(a)(b)	18,700	19,003,875
7.38%, 05/15/20 (Call 05/15/16)(a)(b)	16,050	16,391,063
7.63%, 04/15/22 (Call 04/15/17)(a)(b)	24,400	24,969,333

		387,854,001
COMPUTERS—0.98%
Seagate HDD Cayman
6.88%, 05/01/20 (Call 05/01/15)	25,275	26,475,563
7.00%, 11/01/21 (Call 05/01/16)	20,200	21,412,000
7.75%, 12/15/18 (Call 12/15/14)	25,215	27,295,238
SunGard Data Systems Inc.
7.38%, 11/15/18 (Call 11/15/13)(b)	30,725	31,262,687
7.63%, 11/15/20 (Call 11/15/15)(b)	27,400	28,016,500
10.25%, 08/15/15 (Call 07/02/12)	3,900	4,002,375

		138,464,363
DISTRIBUTION & WHOLESALE—0.52%
HD Supply Inc.
8.13%, 04/15/19 (Call 04/15/15)(a)(b)	13,750	14,380,208
11.00%, 04/15/20 (Call 04/15/16)(a)	18,000	18,630,000
McJunkin Red Man Corp.
9.50%, 12/15/16 (Call 12/15/12)	38,370	41,087,874

		74,098,082
DIVERSIFIED FINANCIAL SERVICES—5.52%
Aircastle Ltd.
6.75%, 04/15/17(a)	12,200	12,139,000
American General Finance Corp.
Series I
5.40%, 12/01/15	10,000	8,125,000
CNH Capital LLC
6.25%, 11/01/16(a)(b)	18,370	19,127,763
E*Trade Financial Corp.
6.75%, 06/01/16(b)	17,300	17,516,250
12.50%, 11/30/17 (Call 11/30/12)	29,898	34,270,583
Ford Motor Credit Co. LLC
3.88%, 01/15/15	10,270	10,680,800
4.25%, 02/03/17(b)	6,500	6,907,875
5.00%, 05/15/18	22,310	24,320,577
5.63%, 09/15/15	28,590	31,425,651
5.75%, 02/01/21	1,910	2,162,314
5.88%, 08/02/21	12,200	13,871,685
6.63%, 08/15/17	24,600	28,529,928
7.00%, 04/15/15	49,800	55,776,000
8.00%, 12/15/16	3,550	4,274,200
8.13%, 01/15/20	18,850	23,835,825
8.70%, 10/01/14	9,150	10,448,156
12.00%, 05/15/15	21,500	27,084,028

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2012

Hexion US Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)(a)	8,400	8,484,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 01/15/16 (Call 01/15/13)	10,000	10,500,000
8.00%, 01/15/18 (Call 01/15/14)(b)	51,725	54,699,188
International Lease Finance Corp.
4.88%, 04/01/15(b)	20,000	19,666,666
5.65%, 06/01/14	10,000	10,100,000
5.75%, 05/15/16	25,880	25,860,590
5.88%, 04/01/19	16,650	16,233,750
6.25%, 05/15/19(b)	37,000	36,976,875
6.50%, 09/01/14(a)	25,000	26,234,375
6.63%, 11/15/13(b)	15,000	15,375,000
6.75%, 09/01/16(a)	600	642,000
8.25%, 12/15/20(b)	15,330	17,067,399
8.63%, 09/15/15	32,000	34,826,666
8.63%, 01/15/22(b)	10,000	11,362,500
8.75%, 03/15/17(b)	15,250	16,846,484
8.88%, 09/01/17(b)	25,000	27,859,375
Nuveen Investments Inc.
10.50%, 11/15/15 (Call 07/02/12)	28,020	28,323,549
Residential Capital LLC
9.63%, 05/15/15 (Call 07/02/12)(b)(c)	20,000	18,633,334
Springleaf Finance Corp.
6.90%, 12/15/17	92,580	72,636,722

		782,824,108
ELECTRIC—6.42%
AES Corp. (The)
7.38%, 07/01/21(a)(b)	31,200	33,579,000
7.75%, 10/15/15(b)	16,250	18,007,031
8.00%, 10/15/17	44,171	49,121,831
8.00%, 06/01/20(b)	17,700	19,846,125
9.75%, 04/15/16	10,000	11,693,750
Calpine Construction Finance Co. LP
8.00%, 06/01/16 (Call 06/01/13)(a)	25,675	27,504,344
Calpine Corp.
7.25%, 10/15/17 (Call 10/15/13)(a)(b)	53,125	56,138,250
7.50%, 02/15/21 (Call 11/01/15)(a)(b)	59,410	62,009,187
7.88%, 07/31/20 (Call 07/31/15)(a)(b)	30,300	31,966,500
7.88%, 01/15/23 (Call 01/15/17)(a)(b)	32,050	33,812,750
Dolphin Subsidiary II Inc.
6.50%, 10/15/16 (Call 09/15/16)(a)(b)	23,670	25,001,437
7.25%, 10/15/21 (Call 07/15/21)(a)(b)	28,300	30,705,500
Edison Mission Energy
7.00%, 05/15/17	40,043	21,535,626
7.20%, 05/15/19(b)	22,400	11,853,334
Energy Future Holdings Corp.
10.00%, 01/15/20 (Call 01/15/15)(b)	32,100	33,945,750
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
10.00%, 12/01/20 (Call 12/01/15)(b)	55,792	60,069,389
11.75%, 03/01/22 (Call 03/01/17)(a)(b)	34,820	35,603,450
GenOn Energy Inc.
9.50%, 10/15/18(b)	19,160	17,818,800
9.88%, 10/15/20 (Call 10/15/15)(b)	19,400	17,848,000
Intergen NV
9.00%, 06/30/17 (Call 07/02/12)(a)(b)	38,070	38,260,350
Ipalco Enterprises Inc.
5.00%, 05/01/18	10,000	9,843,800
7.25%, 04/01/16(a)	8,645	9,336,946
NRG Energy Inc.
7.38%, 01/15/17 (Call 07/02/12)(b)	10,000	10,329,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2012

7.63%, 01/15/18(b)	38,780	38,650,735
7.63%, 05/15/19 (Call 05/15/14)(b)	28,250	27,496,666
7.88%, 05/15/21 (Call 05/15/16)(b)	35,150	33,831,875
8.25%, 09/01/20 (Call 09/01/15)(b)	29,605	29,111,582
8.50%, 06/15/19 (Call 06/15/14)(b)	21,405	21,422,837
Puget Energy Inc.
6.00%, 09/01/21	5,575	5,946,100
6.50%, 12/15/20	20,820	22,771,875
RRI Energy Inc.
7.88%, 06/15/17(b)	25,300	22,264,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20 (Call 04/01/16)(a)(b)	49,200	32,800,002
15.00%, 04/01/21 (Call 10/01/15)(b)	27,400	8,905,000

		909,030,822
ELECTRONICS—0.42%
Jabil Circuit Inc.
5.63%, 12/15/20(b)	7,086	7,404,870
8.25%, 03/15/18	2,750	3,179,687
NXP BV/NXP Funding LLC
9.75%, 08/01/18 (Call 08/01/14)(a)(b)	32,610	36,699,839
Sanmina-SCI Corp.
7.00%, 05/15/19 (Call 05/15/14)(a)(b)	12,300	11,838,750

		59,123,146
ENTERTAINMENT—0.87%
AMC Entertainment Inc.
8.75%, 06/01/19 (Call 06/01/14)(b)	21,089	22,591,591
9.75%, 12/01/20 (Call 12/01/15)(b)	18,520	19,970,733
Mohegan Tribal Gaming Authority
10.50%, 12/15/16 (Call 07/02/12)(a)(b)	9,900	8,860,500
Pinnacle Entertainment Inc.
8.63%, 08/01/17 (Call 08/01/13)	11,250	12,131,249
WMG Acquisition Corp.
9.50%, 06/15/16 (Call 06/15/13)(b)	35,220	37,538,649
11.50%, 10/01/18 (Call 10/01/14)(b)	20,700	22,045,500

		123,138,222
FOOD—1.19%
ARAMARK Corp.
8.50%, 02/01/15 (Call 07/02/12)(b)	18,560	18,982,166
Dean Foods Co.
7.00%, 06/01/16(b)	6,000	6,234,375
9.75%, 12/15/18 (Call 12/15/14)	16,605	18,190,778
Del Monte Corp.
7.63%, 02/15/19 (Call 02/15/14)(b)	33,930	32,878,170
Pinnacle Foods Finance LLC
8.25%, 09/01/17 (Call 09/01/13)	12,800	13,376,000
9.25%, 04/01/15 (Call 07/02/12)	21,650	21,974,750
Smithfield Foods Inc.
7.75%, 07/01/17(b)	15,430	16,957,570
SUPERVALU Inc.
7.50%, 11/15/14 (Call 07/02/12)(b)	7,300	7,387,600
8.00%, 05/01/16(b)	33,140	32,946,684

		168,928,093

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2012

FOREST PRODUCTS & PAPER—0.13%
Cascades Inc.
7.75%, 12/15/17 (Call 12/15/13)(b)	13,114	13,015,645
UPM-Kymmene Corp. OYJ
5.63%, 12/01/14(a)	5,000	5,175,000

		18,190,645
GAS—0.38%
Sabine Pass LNG LP
7.50%, 11/30/16	51,450	54,537,000

		54,537,000
HEALTH CARE - PRODUCTS—1.10%
Alere Inc.
8.63%, 10/01/18 (Call 10/01/14)(b)	13,675	13,595,230
9.00%, 05/15/16 (Call 05/15/13)	8,125	8,114,844
Biomet Inc.
10.00%, 10/15/17 (Call 10/15/12)(b)	20,120	21,446,662
11.63%, 10/15/17 (Call 10/15/12)	36,641	39,320,373
DJO Finance LLC/DJO Finance Corp.
10.88%, 11/15/14 (Call 07/02/12)(b)	10,350	10,505,250
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)(a)(b)	42,750	43,106,249
12.50%, 11/01/19 (Call 11/01/15)(a)	22,000	19,745,000

		155,833,608
HEALTH CARE - SERVICES—5.75%
Apria Healthcare Group Inc.
11.25%, 11/01/14 (Call 07/02/12)	11,450	11,736,250
Community Health Systems Inc.
8.00%, 11/15/19 (Call 11/15/15)(b)	62,050	63,259,975
8.88%, 07/15/15 (Call 07/02/12)(b)	24,307	24,902,522
DaVita Inc.
6.38%, 11/01/18 (Call 11/01/13)	19,425	19,582,828
6.63%, 11/01/20 (Call 11/01/14)(b)	23,150	23,323,625
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19(a)	30,500	30,156,875
5.88%, 01/31/22(a)	11,550	11,333,438
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21(a)	14,200	14,004,750
6.50%, 09/15/18(a)	18,690	19,542,731
6.88%, 07/15/17	17,000	18,586,666
HCA Holdings Inc.
7.75%, 05/15/21 (Call 11/15/15)	44,000	45,113,750
HCA Inc.
5.75%, 03/15/14	1,000	1,030,750
5.88%, 03/15/22(b)	37,500	37,281,251
6.38%, 01/15/15	17,000	17,909,500
6.50%, 02/15/16(b)	15,600	16,442,400
6.50%, 02/15/20	73,560	77,345,273
7.25%, 09/15/20 (Call 03/15/15)	40,750	44,305,437
7.50%, 02/15/22(b)	52,405	54,946,642
7.88%, 02/15/20 (Call 08/15/14)	40,660	44,454,932
8.00%, 10/01/18(b)	18,750	20,667,969
8.50%, 04/15/19 (Call 04/15/14)	39,000	43,046,250
Health Management Associates Inc.
7.38%, 01/15/20 (Call 01/15/16)(a)(b)	31,110	31,856,640
Tenet Healthcare Corp.
6.25%, 11/01/18(a)(b)	23,850	24,068,626

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2012

8.00%, 08/01/20 (Call 08/01/15)(b)	20,660	20,698,738
8.88%, 07/01/19 (Call 07/01/14)(b)	23,150	25,696,500
10.00%, 05/01/18 (Call 05/01/14)	30,461	34,776,309
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc.
8.00%, 02/01/18 (Call 02/01/14)(b)	39,570	38,852,794

		814,923,421
HOLDING COMPANIES - DIVERSIFIED—0.44%
Leucadia National Corp.
8.13%, 09/15/15(b)	11,975	13,352,125
Offshore Group Investments Ltd.
11.50%, 08/01/15 (Call 02/01/13)(b)	38,005	40,665,350
11.50%, 08/01/15 (Call 02/01/13)(a)(b)	7,800	8,336,250

		62,353,725
HOME BUILDERS—0.65%
K. Hovnanian Enterprises Inc.
10.63%, 10/15/16 (Call 10/15/12)(b)	22,850	20,122,281
Lennar Corp.
12.25%, 06/01/17	14,605	18,533,745
Standard Pacific Corp.
8.38%, 05/15/18(b)	18,625	19,928,750
8.38%, 01/15/21(b)	15,120	16,121,700
Toll Brothers Finance Corp.
5.88%, 02/15/22	16,280	16,714,134

		91,420,610
HOUSEHOLD PRODUCTS & WARES—2.41%
Jarden Corp.
7.50%, 05/01/17(b)	21,290	23,401,259
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
6.88%, 02/15/21 (Call 02/15/16)(a)(b)	26,250	26,599,999
7.13%, 04/15/19 (Call 10/15/14)(a)(b)	42,140	43,219,837
7.75%, 10/15/16 (Call 10/15/12)(a)(b)	32,450	34,194,188
7.88%, 08/15/19 (Call 08/15/15)(a)	40,260	42,440,750
8.50%, 05/15/18 (Call 05/15/14)(a)(b)	32,110	30,087,070
8.50%, 02/15/21 (Call 02/15/16)(a)	30,300	27,876,000
9.00%, 04/15/19 (Call 10/15/14)(a)	38,575	36,774,832
9.88%, 08/15/19 (Call 08/15/15)(a)(b)	17,171	17,085,145
9.88%, 08/15/19 (Call 08/15/15)(a)(b)	37,050	36,887,906
Spectrum Brands Inc.
9.50%, 06/15/18 (Call 06/15/14)(b)	20,661	22,778,753

		341,345,739
INTERNET—0.33%
Equinix Inc.
7.00%, 07/15/21 (Call 07/15/16)(b)	21,550	22,896,875
8.13%, 03/01/18 (Call 03/01/14)(b)	21,910	23,936,675

		46,833,550
IRON & STEEL—0.70%
Commercial Metals Co.
6.50%, 07/15/17	8,086	8,156,752
Steel Dynamics Inc.
6.75%, 04/01/15 (Call 07/02/12)	12,820	12,937,517
7.75%, 04/15/16 (Call 07/02/12)(b)	11,425	11,767,750
United States Steel Corp.
6.05%, 06/01/17(b)	13,200	12,886,500

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2012

7.00%, 02/01/18(b)	21,300	21,033,750
7.38%, 04/01/20(b)	20,000	19,500,000
7.50%, 03/15/22 (Call 03/15/17)(b)	13,600	13,180,667

		99,462,936
LEISURE TIME—0.05%
Travelport LLC
9.88%, 09/01/14 (Call 07/02/12)(b)	11,000	7,624,375

		7,624,375
LODGING—3.35%
Ameristar Casinos Inc.
7.50%, 04/15/21 (Call 04/15/15)	4,100	4,197,375
7.50%, 04/15/21 (Call 04/15/15)(a)	3,000	3,112,500
Caesars Entertainment Operating Co. Inc.
8.50%, 02/15/20 (Call 02/15/16)(a)(b)	36,450	36,290,531
12.75%, 04/15/18 (Call 04/15/14)(b)	29,625	23,329,687
CityCenter Holdings LLC/CityCenter Finance Corp.
7.63%, 01/15/16 (Call 01/15/14)(b)	20,310	20,986,999
Harrah’s Operating Co. Inc.
10.00%, 12/15/18 (Call 12/15/13)(b)	20,692	13,911,675
10.00%, 12/15/18 (Call 12/15/13)(b)	89,555	60,470,024
10.75%, 02/01/16 (Call 07/02/12)	14,600	11,497,500
11.25%, 06/01/17 (Call 06/01/13)	57,910	61,493,181
MGM Resorts International
6.63%, 07/15/15(b)	20,000	20,500,000
7.50%, 06/01/16(b)	20,750	21,082,000
7.63%, 01/15/17(b)	16,250	16,371,875
7.75%, 03/15/22(b)	22,000	21,816,667
8.63%, 02/01/19(a)(b)	12,750	13,387,500
9.00%, 03/15/20 (Call 03/15/14)	25,350	27,811,062
10.00%, 11/01/16(b)	20,900	22,872,438
11.13%, 11/15/17 (Call 05/15/13)	21,650	24,197,741
11.38%, 03/01/18(b)	31,640	36,591,660
Wynn Las Vegas LLC
5.38%, 03/15/22 (Call 03/15/17)(a)(b)	10,000	9,680,000
7.75%, 08/15/20 (Call 08/15/15)(b)	23,250	25,294,063

		474,894,478
MACHINERY—0.70%
Case New Holland Inc.
7.88%, 12/01/17
Manitowoc Co. Inc. (The)	38,900	44,217,630
8.50%, 11/01/20 (Call 11/01/15)(b)	18,275	19,554,250
9.50%, 02/15/18 (Call 02/15/14)(b)	12,900	13,932,000
Terex Corp.
8.00%, 11/15/17 (Call 11/15/12)(b)	20,679	21,023,650

		98,727,530
MANUFACTURING—0.83%
Bombardier Inc.
5.75%, 03/15/22(a)(b)	5,850	5,676,328
7.50%, 03/15/18(a)(b)	17,400	18,900,750
7.75%, 03/15/20(a)(b)	33,420	36,427,800

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2012

RBS Global Inc./Rexnord LLC
8.50%, 05/01/18 (Call 05/01/14)(b)	37,220	39,592,775
SPX Corp.
6.88%, 09/01/17	15,550	17,066,125

		117,663,778
MEDIA—7.86%
Cablevision Systems Corp.
7.75%, 04/15/18	28,500	29,141,250
8.00%, 04/15/20(b)	15,600	16,269,501
8.63%, 09/15/17(b)	27,050	29,315,437
CCH II LLC/CCH II Capital Corp.
13.50%, 11/30/16 (Call 11/30/12)(b)	40,325	45,113,594
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50%, 04/30/21 (Call 04/30/15)(b)	35,830	36,576,457
6.63%, 01/31/22 (Call 01/31/17)	18,400	18,821,667
7.00%, 01/15/19 (Call 01/15/14)(b)	37,625	39,459,219
7.25%, 10/30/17 (Call 10/30/13)	29,000	31,102,500
7.38%, 06/01/20 (Call 12/01/15)	22,650	24,258,150
7.88%, 04/30/18 (Call 04/30/13)(b)	23,750	25,452,084
8.13%, 04/30/20 (Call 04/30/15)	19,550	21,488,709
Cengage Learning Acquisitions Inc.
10.50%, 01/15/15 (Call 07/02/12)(a)(b)	32,000	23,600,000
11.50%, 04/15/20 (Call 04/15/16)(a)(b)	13,250	13,170,500
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.63%, 11/15/17 (Call 11/15/12)(a)(b)	42,620	44,772,310
Clear Channel Communications Inc.
5.50%, 09/15/14(b)	5,600	4,753,000
9.00%, 03/01/21 (Call 03/01/16)(b)	55,490	47,416,205
10.75%, 08/01/16 (Call 08/01/12)(b)	27,950	18,097,625
Clear Channel Worldwide Holdings Inc.
7.63%, 03/15/20 (Call 03/15/15)(a)	1,000	940,000
7.63%, 03/15/20 (Call 03/15/15)(a)	39,750	37,712,812
9.25%, 12/15/17 (Call 12/15/12)(b)	8,900	9,511,875
Series B
9.25%, 12/15/17 (Call 12/15/12)	53,475	57,615,746
CSC Holdings LLC
6.75%, 11/15/21(a)(b)	25,750	25,964,582
8.63%, 02/15/19(b)	22,550	25,143,250
DISH DBS Corp.
4.63%, 07/15/17(a)(b)	15,700	15,262,643
5.88%, 07/15/22(a)(b)	10,000	9,747,917
6.75%, 06/01/21	63,850	65,651,483
7.13%, 02/01/16(b)	40,834	43,666,859
7.75%, 05/31/15(b)	20,500	22,268,125
7.88%, 09/01/19(b)	42,080	46,677,240
McClatchy Co. (The)
11.50%, 02/15/17 (Call 02/15/13)(b)	25,520	25,738,742
Mediacom Broadband LLC/Mediacom Broadband Corp.
8.50%, 10/15/15 (Call 07/02/12)(b)	5,000	5,137,500
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 12/01/13)(a)	33,250	28,844,375
Nielsen Finance LLC/Nielsen Finance Co.
7.75%, 10/15/18 (Call 10/15/14)	32,100	34,507,500
Quebecor Media Inc.
7.75%, 03/15/16 (Call 07/03/12)(b)	18,400	18,919,493
Sirius XM Radio Inc.
8.75%, 04/01/15(a)	22,470	25,267,515
Unitymedia Hessen GmbH & Co. KG
8.13%, 12/01/17 (Call 12/01/12)(a)	3,650	3,826,721
Univision Communications Inc.
6.88%, 05/15/19 (Call 05/15/15)(a)(b)	29,900	29,077,750
7.88%, 11/01/20 (Call 11/01/15)(a)	25,200	25,735,500
8.50%, 05/15/21 (Call 11/15/15)(a)(b)	26,150	25,202,062

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2012

Videotron Ltee
5.00%, 07/15/22(a)(b)	11,350	11,066,250
9.13%, 04/15/18 (Call 04/15/13)	24,210	26,388,900
XM Satellite Radio Inc.
7.63%, 11/01/18 (Call 11/01/14)(a)(b)	23,700	25,210,875

		1,113,893,923
METAL FABRICATE & HARDWARE—0.25%
Commercial Metals Co.
7.35%, 08/15/18	2,414	2,453,228
Schaeffler Finance BV
7.75%, 02/15/17(a)	16,970	17,415,462
8.50%, 02/15/19 (Call 02/15/15)(a)	14,315	15,012,856

		34,881,546
MINING—2.02%
FMG Resources (August 2006) Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)(a)(b)	13,500	12,896,719
6.38%, 02/01/16 (Call 02/01/13)(a)(b)	10,000	9,765,000
6.88%, 02/01/18 (Call 02/01/14)(a)(b)	22,000	21,546,250
6.88%, 04/01/22 (Call 04/01/17)(a)(b)	26,000	24,973,000
7.00%, 11/01/15 (Call 11/01/12)(a)(b)	48,000	47,916,000
8.25%, 11/01/19 (Call 11/01/15)(a)(b)	7,000	7,208,250
Inmet Mining Corp.
8.75%, 06/01/20 (Call 06/01/16)(a)	25,000	24,343,750
Novelis Inc.
7.25%, 02/15/15 (Call 07/03/12)	22,693	22,295,873
8.38%, 12/15/17 (Call 12/15/13)(b)	30,900	32,573,751
8.75%, 12/15/20 (Call 12/15/15)(b)	39,000	41,266,875
Vulcan Materials Co.
6.50%, 12/01/16(b)	10,500	10,841,250
7.00%, 06/15/18	16,050	16,741,193
7.50%, 06/15/21	12,750	13,642,500

		286,010,411
OFFICE & BUSINESS EQUIPMENT—0.53%
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18 (Call 12/15/14)	13,362	14,130,315
8.50%, 04/01/19 (Call 04/01/15)	35,160	36,097,601
12.54%, 10/12/17 (Call 10/15/12)	23,300	24,931,000

		75,158,916
OIL & GAS—7.38%
ATP Oil & Gas Corp.
11.88%, 05/01/15 (Call 05/01/13)(b)	49,020	25,995,919
Berry Petroleum Co.
6.38%, 09/15/22 (Call 03/15/17)	5,000	5,078,125
Bill Barrett Corp.
7.00%, 10/15/22 (Call 10/15/17)(b)	8,950	8,450,292
7.63%, 10/01/19 (Call 10/01/15)(b)	8,800	8,767,000
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 04/15/17)(a)	3,700	3,741,625
8.25%, 09/01/21 (Call 09/01/16)	12,970	13,748,200
Chesapeake Energy Corp.
6.13%, 02/15/21(b)	36,760	33,934,075
6.50%, 08/15/17	3,000	2,842,500
6.63%, 08/15/20(b)	42,050	39,692,198

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2012

6.78%, 03/15/19 (Call 11/15/12)(b)	19,350	18,370,406
6.88%, 08/15/18 (Call 08/15/13)(b)	18,250	17,276,667
7.25%, 12/15/18(b)	18,460	17,894,201
9.50%, 02/15/15(b)	30,806	32,221,151
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc.
6.63%, 11/15/19 (Call 11/15/15)(a)	21,870	18,589,500
Cimarex Energy Co.
5.88%, 05/01/22 (Call 05/01/17)	1,300	1,326,000
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)(b)	7,450	7,319,625
6.50%, 01/15/22 (Call 01/15/17)	18,000	18,764,100
7.00%, 01/15/21 (Call 01/15/16)(b)	22,160	23,729,666
Continental Resources Inc.
5.00%, 09/15/22 (Call 03/15/17)(a)(b)	2,071	2,052,016
7.13%, 04/01/21 (Call 04/01/16)	1,454	1,594,553
Denbury Resources Inc.
6.38%, 08/15/21 (Call 08/15/16)	12,950	13,435,625
8.25%, 02/15/20 (Call 02/15/15)(b)	23,090	24,850,612
9.75%, 03/01/16 (Call 03/01/13)	16,200	17,577,000
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 12/15/14)	25,750	27,391,562
Forest Oil Corp.
7.25%, 06/15/19 (Call 07/02/12)(b)	34,155	31,123,744
Laredo Petroleum Inc.
7.38%, 05/01/22 (Call 05/01/17)(a)	2,650	2,709,625
9.50%, 02/15/19 (Call 02/15/15)	3,850	4,235,000
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)(a)	43,750	41,635,418
6.50%, 05/15/19 (Call 05/15/15)(a)	23,250	22,436,250
7.75%, 02/01/21 (Call 09/15/15)(b)	24,060	24,501,099
8.63%, 04/15/20 (Call 04/15/15)	44,725	47,352,594
Newfield Exploration Co.
5.75%, 01/30/22	5,000	5,259,375
6.88%, 02/01/20 (Call 02/01/15)(b)	26,585	28,146,869
7.13%, 05/15/18 (Call 05/15/13)	17,376	18,360,641
Pioneer Natural Resources Co.
6.65%, 03/15/17	3,500	4,007,500
6.88%, 05/01/18	1,000	1,174,583
7.50%, 01/15/20	4,325	5,344,979
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)(b)	11,100	10,753,125
6.63%, 05/01/21 (Call 05/01/16)	23,460	23,086,106
6.75%, 02/01/22 (Call 02/01/17)	26,050	25,789,500
7.63%, 06/01/18 (Call 06/01/13)	7,975	8,373,750
8.63%, 10/15/19 (Call 10/15/14)(b)	16,100	17,428,250
10.00%, 03/01/16 (Call 03/01/13)	12,150	13,182,750
Precision Drilling Corp.
6.50%, 12/15/21 (Call 12/15/16)	13,450	13,752,625
6.63%, 11/15/20 (Call 11/15/15)	12,170	12,291,700
QEP Resources Inc.
5.38%, 10/01/22 (Call 07/01/22)(b)	18,280	17,853,467
Quicksilver Resources Inc.
8.25%, 08/01/15 (Call 08/01/12)(b)	18,300	17,911,125
11.75%, 01/01/16 (Call 07/01/13)(b)	18,770	19,145,400
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	9,750	9,323,438
5.75%, 06/01/21 (Call 06/01/16)	7,500	7,725,000
6.75%, 08/01/20 (Call 08/01/15)(b)	14,000	15,076,250
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)(a)(b)	69,150	68,804,250
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	29,350	28,298,293
8.00%, 06/01/18 (Call 06/01/13)(a)(b)	23,825	23,616,531

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2012

8.13%, 10/15/22 (Call 04/15/17)(a)	7,550	7,424,166
8.75%, 01/15/20 (Call 01/15/15)	18,700	19,132,437
Tesoro Corp.
6.50%, 06/01/17 (Call 07/02/12)	14,545	14,829,840
WPX Energy Inc.
5.25%, 01/15/17 (a)(b)	14,200	13,982,562
6.00%, 01/15/22 (Call 10/15/21)(a)	38,060	36,616,892

		1,045,327,752
OIL & GAS SERVICES—0.76%
CGGVeritas
6.50%, 06/01/21 (Call 06/01/16)	22,560	22,165,200
7.75%, 05/15/17 (Call 07/02/12)	14,895	15,379,087
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (Call 12/15/13)(a)	41,720	40,259,800
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	12,050	12,577,911
7.13%, 12/15/21 (Call 12/15/16)(a)	16,330	17,473,100

		107,855,098
PACKAGING & CONTAINERS—1.54%
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (Call 10/15/14)(a)	13,400	14,220,750
9.13%, 10/15/20 (Call 10/15/15)(a)(b)	14,276	14,597,210
Ball Corp.
5.00%, 03/15/22	18,700	18,902,583
5.75%, 05/15/21 (Call 11/15/15)(b)	14,000	14,805,000
6.75%, 09/15/20 (Call 03/15/15)	20,400	22,244,501
Berry Plastics Corp.
9.50%, 05/15/18 (Call 05/15/14)(b)	17,700	18,109,312
9.75%, 01/15/21 (Call 01/15/16)(b)	22,650	23,556,000
Crown Americas LLC/Crown Americas Capital Corp. II
7.63%, 05/15/17 (Call 05/15/13)	12,520	13,483,664
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)(b)	19,950	21,615,825
Sealed Air Corp.
7.88%, 06/15/17 (Call 06/15/13)(b)	15,989	17,308,093
8.13%, 09/15/19 (Call 09/15/15)(a)	15,760	16,981,400
8.38%, 09/15/21 (Call 09/15/16)(a)(b)	19,950	21,895,125

		217,719,463
PHARMACEUTICALS—1.87%
Endo Health Solutions Inc.
7.00%, 07/15/19 (Call 07/15/15)(b)	19,700	20,488,000
7.00%, 12/15/20 (Call 12/15/15)	9,750	10,127,813
7.25%, 01/15/22 (Call 07/15/16)(b)	12,000	12,500,000
Grifols Inc.
8.25%, 02/01/18 (Call 02/01/14)	36,735	38,939,100
Mylan Inc.
6.00%, 11/15/18 (Call 11/15/14)(a)	19,250	19,885,250
7.63%, 07/15/17 (Call 07/15/14)(a)(b)	16,100	17,606,021
7.88%, 07/15/20 (Call 07/15/15)(a)(b)	28,650	31,457,700
Valeant Pharmaceuticals International Inc.
6.50%, 07/15/16 (Call 07/15/13)(a)(b)	25,350	25,847,705
6.75%, 10/01/17 (Call 10/01/14)(a)(b)	14,400	14,460,001
6.75%, 08/15/21 (Call 02/15/16)(a)(b)	19,400	17,835,875
6.88%, 12/01/18 (Call 12/01/14)(a)	25,750	25,339,609
7.00%, 10/01/20 (Call 10/01/15)(a)(b)	17,735	17,147,528
7.25%, 07/15/22 (Call 07/15/16)(a)(b)	14,650	13,758,792

		265,393,394

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2012

PIPELINES—2.79%
Chesapeake Midstream Partners LP/CHKM Finance Corp.
6.13%, 07/15/22 (Call 01/15/17)(b)	21,800	20,900,750
El Paso Corp.
7.00%, 06/15/17(b)	23,015	25,725,124
7.25%, 06/01/18	12,400	13,905,815
8.25%, 02/15/16(b)	3,800	4,175,201
Energy Transfer Equity LP
7.50%, 10/15/20(b)	60,310	64,933,769
Everest Acquisition LLC/Everest Acquisition Finance Inc.
6.88%, 05/01/19 (Call 05/01/15)(a)(b)	19,900	20,331,167
9.38%, 05/01/20 (Call 05/01/16)(a)(b)	36,750	37,546,251
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18(a)(b)	24,500	25,394,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.25%, 06/15/22 (Call 12/15/16)	20,525	20,969,709
6.50%, 08/15/21 (Call 02/15/16)	10,000	10,300,000
6.75%, 11/01/20 (Call 11/01/15)	23,910	25,374,487
NGPL PipeCo LLC
7.12%, 12/15/17(a)(b)	40,600	38,773,000
9.63%, 06/01/19 (Call 06/01/15)(a)	7,000	7,215,833
Regency Energy Partners LP/Regency Energy Finance Corp.
6.50%, 07/15/21 (Call 07/15/16)	13,500	13,921,875
6.88%, 12/01/18 (Call 12/01/14)	23,010	23,968,751
Rockies Express Pipeline LLC
3.90%, 04/15/15(a)(b)	12,000	11,475,000
5.63%, 04/15/20(a)(b)	6,400	5,682,667
6.85%, 07/15/18(a)(b)	5,000	4,843,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.38%, 08/01/22 (Call 02/01/17)(a)	7,750	7,711,250
6.88%, 02/01/21 (Call 02/01/16)	12,400	12,710,000

		395,858,649
REAL ESTATE—0.54%
Realogy Corp.
7.63%, 01/15/20 (Call 01/15/16)(a)(b)	18,170	18,578,825
7.88%, 02/15/19 (Call 02/15/15)(a)(b)	5,200	4,930,510
9.00%, 01/15/20 (Call 01/15/16)(a)(b)	7,400	7,400,000
11.50%, 04/15/17 (Call 04/15/13)(b)	4,225	3,728,563
13.38%, 04/15/18 (Call 04/15/13)(b)	6,526	5,351,320
Toys R Us Property Co. I LLC
10.75%, 07/15/17 (Call 07/15/13)	33,285	35,931,157

		75,920,375
REAL ESTATE INVESTMENT TRUSTS—0.59%
Felcor Lodging LP
6.75%, 06/01/19 (Call 06/01/15)	18,620	18,612,241
10.00%, 10/01/14	2,400	2,737,000
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)(b)	18,100	19,355,687
6.00%, 11/01/20 (Call 11/01/15)(b)	13,470	14,429,738
9.00%, 05/15/17 (Call 05/15/13)(b)	7,050	7,772,625
iStar Financial Inc.
5.95%, 10/15/13	10,000	9,550,000
Omega Healthcare Investors Inc.
5.88%, 03/15/24 (Call 03/15/17)(a)	5,300	5,240,375
6.75%, 10/15/22 (Call 10/15/15)	5,000	5,281,250

		82,978,916

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2012

RETAIL—3.36%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	10,350	10,155,937
7.00%, 05/20/22 (Call 05/20/17)	33,460	32,790,800
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 08/20/15)	15,250	14,945,000
6.50%, 05/20/21 (Call 05/20/16)	2,577	2,483,584
Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)(b)	18,360	20,723,850
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/15/15)(b)	15,420	13,017,051
9.00%, 03/15/19 (Call 03/15/15)(a)(b)	11,400	11,400,000
Inergy LP/Inergy Finance Corp.
6.88%, 08/01/21 (Call 08/01/16)	20,379	19,971,420
7.00%, 10/01/18 (Call 10/01/14)	22,200	22,403,500
JC Penney Corp. Inc.
5.65%, 06/01/20(b)	10,000	8,750,000
Limited Brands Inc.
5.63%, 02/15/22	15,950	15,999,844
6.63%, 04/01/21(b)	32,540	34,695,775
6.90%, 07/15/17	24,862	27,582,897
7.00%, 05/01/20(b)	12,400	13,578,000
8.50%, 06/15/19	14,050	16,438,500
Michaels Stores Inc.
7.75%, 11/01/18 (Call 11/01/14)(b)	28,485	29,624,400
QVC Inc.
7.38%, 10/15/20 (Call 04/15/15)(a)	9,514	10,362,332
7.50%, 10/01/19 (Call 10/01/14)(a)	20,000	21,791,666
Rite Aid Corp.
7.50%, 03/01/17 (Call 07/02/12)(b)	10,800	10,719,000
8.00%, 08/15/20 (Call 08/15/15)(b)	22,720	24,973,067
9.25%, 03/15/20 (Call 03/15/16)(a)(b)	17,500	16,767,187
9.25%, 03/15/20 (Call 03/15/16)(a)	3,000	2,895,000
9.50%, 06/15/17 (Call 07/02/12)(b)	21,685	20,825,344
9.75%, 06/12/16 (Call 06/12/13)(b)	3,000	3,256,875
10.38%, 07/15/16 (Call 07/15/12)(b)	19,700	20,697,312
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)	6,700	6,754,438
Sears Holdings Corp.
6.63%, 10/15/18(b)	25,545	21,958,055
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 12/01/13)	19,775	20,238,477

		475,799,311
SEMICONDUCTORS—1.07%
Advanced Micro Devices Inc.
7.75%, 08/01/20 (Call 08/01/15)(b)	17,300	18,611,916
8.13%, 12/15/17 (Call 12/15/13)(b)	14,620	15,728,683
Freescale Semiconductor Inc.
8.05%, 02/01/20 (Call 06/01/15)(b)	22,200	21,103,875
8.88%, 12/15/14 (Call 07/02/12)(b)	2,672	2,738,800
9.25%, 04/15/18 (Call 04/15/14)(a)	36,500	38,416,250
10.13%, 12/15/16 (Call 07/02/12)(b)	12,678	13,343,595
10.13%, 03/15/18 (Call 03/15/14)(a)(b)	22,309	24,037,948
10.75%, 08/01/20 (Call 08/01/15)	16,830	18,008,100

		151,989,167

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2012

SHIPBUILDING—0.26%
Huntington Ingalls Industries Inc.
6.88%, 03/15/18 (Call 03/15/15)(b)	20,185	20,679,533
7.13%, 03/15/21 (Call 03/15/16)(b)	16,170	16,708,999

		37,388,532
SOFTWARE—2.63%
Fidelity National Information Services Inc.
5.00%, 03/15/22 (Call 03/15/17)(a)(b)	14,350	13,955,375
7.63%, 07/15/17 (Call 07/15/13)	18,200	19,724,250
7.88%, 07/15/20 (Call 07/15/14)(b)	21,460	23,740,483
First Data Corp.
7.38%, 06/15/19 (Call 06/15/15)(a)(b)	32,850	32,870,531
8.25%, 01/15/21 (Call 01/15/16)(a)(b)	59,752	58,009,231
8.88%, 08/15/20 (Call 08/15/15)(a)(b)	10,000	10,666,667
9.88%, 09/24/15 (Call 07/02/12)(b)	12,331	12,161,449
9.88%, 09/24/15 (Call 07/02/12)(b)	1,157	1,142,538
10.55%, 09/24/15 (Call 07/02/12)	34,320	34,105,500
11.25%, 03/31/16 (Call 07/02/12)(b)	66,275	57,708,956
12.63%, 01/15/21 (Call 01/15/16)(b)	79,942	75,195,444
Lawson Software Inc.
9.38%, 04/01/19 (Call 04/01/15)(a)(b)	25,100	25,915,750
11.50%, 07/15/18 (Call 07/15/15)(a)	6,240	6,879,600

		372,075,774
TELECOMMUNICATIONS—13.74%
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)(a)(b)	30,800	27,450,500
9.75%, 11/01/15 (Call 07/02/12)(b)	18,820	15,463,767
CenturyLink Inc.
5.80%, 03/15/22	20,000	19,648,734
6.00%, 04/01/17	9,900	10,548,945
6.45%, 06/15/21	33,000	33,957,168
Cincinnati Bell Inc.
8.25%, 10/15/17 (Call 10/15/13)(b)	15,250	15,555,000
8.38%, 10/15/20 (Call 10/15/15)(b)	21,300	20,874,000
8.75%, 03/15/18 (Call 03/15/14)(b)	23,260	21,670,567
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15 (Call 12/01/12)(a)(b)	24,125	20,928,438
12.00%, 12/01/15 (Call 12/01/12)(a)(b)	54,995	47,295,700
12.00%, 12/01/17 (Call 12/01/14)(a)(b)	13,650	10,629,938
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)(a)(b)	44,220	45,214,950
Cricket Communications Inc.
7.75%, 05/15/16 (Call 07/02/12)	32,423	34,230,582
Cricket Communications, Inc.
7.75%, 10/15/20 (Call 10/15/15)(b)	39,500	36,142,500
Crown Castle International Corp.
7.13%, 11/01/19 (Call 11/01/14)(b)	16,750	17,995,781
9.00%, 01/15/15 (Call 01/15/13)	19,600	21,249,667
Digicel Group Ltd.
8.88%, 01/15/15 (Call 07/02/12)(a)	18,000	17,685,000
9.13%, 01/15/15 (Call 07/02/12)(a)	6,750	6,631,875
10.50%, 04/15/18 (Call 04/15/14)(a)(b)	28,400	28,897,000
Digicel Ltd.
8.25%, 09/01/17 (Call 09/01/13)(a)(b)	25,050	24,987,375
12.00%, 04/01/14 (Call 07/02/12)(a)(b)	5,000	5,531,000
Frontier Communications Corp.
7.13%, 03/15/19(b)	11,500	11,078,333
7.88%, 04/15/15(b)	8,800	9,482,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2012

8.13%, 10/01/18(b)	12,800	12,992,000
8.25%, 04/15/17(b)	39,370	40,747,950
8.50%, 04/15/20(b)	38,940	39,110,363
8.75%, 04/15/22(b)	16,340	16,476,166
Hughes Satellite Systems Corp.
6.50%, 06/15/19	34,670	35,467,410
7.63%, 06/15/21	26,600	27,664,000
Intelsat (Luxembourg) SA
11.25%, 02/04/17 (Call 02/15/13)(b)	82,980	81,652,320
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 04/01/15)(b)	33,840	33,649,650
7.25%, 10/15/20 (Call 10/15/15)(b)	43,400	43,183,000
7.25%, 10/15/20 (Call 10/15/15)(a)	250	248,750
7.50%, 04/01/21 (Call 04/01/16)(b)	43,265	43,183,878
8.50%, 11/01/19 (Call 11/01/14)(b)	12,000	13,115,000
11.25%, 06/15/16 (Call 07/02/12)(b)	29,958	31,243,698
Level 3 Communications Inc.
11.88%, 02/01/19 (Call 02/01/15)	16,750	17,939,250
Level 3 Financing Inc.
8.13%, 07/01/19 (Call 07/01/15)	31,830	31,830,000
8.63%, 07/15/20 (Call 01/15/16)(a)(b)	31,700	32,294,375
8.75%, 02/15/17 (Call 07/02/12)(b)	24,710	25,528,519
9.38%, 04/01/19 (Call 04/01/15)(b)	17,760	18,861,120
10.00%, 02/01/18 (Call 02/01/14)(b)	15,350	16,520,438
MetroPCS Wireless Inc.
6.63%, 11/15/20 (Call 11/15/15)(b)	33,620	32,401,275
7.88%, 09/01/18 (Call 09/01/14)(b)	30,875	31,106,563
Nextel Communications Inc.
5.95%, 03/15/14 (Call 06/11/12)(b)	25,000	24,906,750
Series D
7.38%, 08/01/15 (Call 06/11/12)(b)	33,000	32,307,000
Series E
6.88%, 10/31/13 (Call 06/11/12)(b)	10,000	10,000,000
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	45,050	38,067,250
8.88%, 12/15/19 (Call 12/15/14)	15,510	14,295,051
10.00%, 08/15/16 (Call 08/15/13)	15,460	16,104,167
PAETEC Holding Corp.
8.88%, 06/30/17 (Call 06/30/13)	18,600	19,963,999
9.88%, 12/01/18 (Call 12/01/14)(b)	9,500	10,450,000
Qwest Communications International Inc.
7.13%, 04/01/18 (Call 04/01/13)	12,440	13,163,075
Sprint Nextel Corp.
6.00%, 12/01/16(b)	26,500	24,264,063
7.00%, 03/01/20(a)(b)	15,950	15,994,859
8.38%, 08/15/17(b)	52,420	50,270,780
9.00%, 11/15/18(a)(b)	89,820	97,005,600
9.13%, 03/01/17(a)(b)	25,100	24,911,750
11.50%, 11/15/21(a)(b)	35,800	37,715,300
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)(a)	37,600	36,754,000
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)(a)	16,370	16,465,491
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)(a)	23,250	22,785,000
Virgin Media Finance PLC
5.25%, 02/15/22(b)	8,800	8,583,667
8.38%, 10/15/19 (Call 10/15/14)	16,425	17,977,163
Series 1
9.50%, 08/15/16 (Call 08/15/13)	31,687	35,235,944
West Corp.
7.88%, 01/15/19 (Call 11/15/14)	18,050	18,095,125
8.63%, 10/01/18 (Call 10/01/14)(b)	16,700	17,388,875
11.00%, 10/15/16 (Call 07/02/12)(b)	11,600	12,242,834

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2012

Wind Acquisition Finance SA
7.25%, 02/15/18 (Call 11/15/13)(a)(b)	5,400	4,599,000
7.25%, 02/15/18 (Call 11/15/13)(a)	45,900	39,015,000
11.75%, 07/15/17 (Call 07/15/13)(a)(b)	59,085	49,582,164
Windstream Corp.
7.00%, 03/15/19 (Call 07/02/12)(b)	18,580	18,173,563
7.50%, 06/01/22 (Call 06/01/17)(b)	16,750	16,289,375
7.50%, 04/01/23 (Call 04/01/16)	16,750	16,063,250
7.75%, 10/15/20 (Call 10/15/15)(b)	24,450	24,462,225
7.88%, 11/01/17(b)	33,100	35,251,500

		1,946,748,365
TRANSPORTATION—0.65%
CEVA Group PLC
8.38%, 12/01/17 (Call 12/01/13)(a)	26,000	25,220,000
11.50%, 04/01/18 (Call 04/01/14)(a)(b)	23,320	22,527,120
12.75%, 03/31/20 (Call 03/31/15)(a)(b)	19,600	17,664,500
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)(a)(b)	27,750	26,848,125

		92,259,745

TOTAL CORPORATE BONDS & NOTES
(Cost: $13,659,401,993)		13,667,952,947

Security	Shares	Value

SHORT-TERM INVESTMENTS—21.36%

MONEY MARKET FUNDS—21.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	2,652,682,050	2,652,682,050
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(d)(e)(f)	252,996,073	252,996,073
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(e)	119,928,756	119,928,756

		3,025,606,879

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,025,606,879)		3,025,606,879

TOTAL INVESTMENTS IN SECURITIES—117.83%
(Cost: $16,685,008,872)		16,693,559,826
Other Assets, Less Liabilities—(17.83)%		(2,525,476,154)

NET ASSETS—100.00%		$14,168,083,672

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Issuer is in default of interest payments.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—98.43%

ADVERTISING—0.24%
Omnicom Group Inc.
3.63%, 05/01/22	$26,600	$26,996,074
4.45%, 08/15/20	15,000	16,277,025
5.90%, 04/15/16	7,000	8,113,394

		51,386,493
AEROSPACE & DEFENSE—1.01%
Boeing Co. (The)
4.88%, 02/15/20	9,000	10,795,470
L-3 Communications Corp.
5.20%, 10/15/19(a)	12,000	13,202,400
Lockheed Martin Corp.
3.35%, 09/15/21(a)	24,500	25,089,960
4.25%, 11/15/19	10,000	11,212,362
Series B
6.15%, 09/01/36	15,000	18,708,265
Raytheon Co.
3.13%, 10/15/20	1,250	1,313,194
United Technologies Corp.
3.10%, 06/01/22	3,150	3,270,850
4.50%, 04/15/20	21,350	24,822,055
4.50%, 06/01/42	3,600	3,855,132
4.88%, 05/01/15	20,850	23,118,042
5.38%, 12/15/17	8,500	10,088,302
5.70%, 04/15/40	19,500	23,910,364
6.13%, 02/01/19	26,000	32,355,362
6.13%, 07/15/38	9,500	12,100,126

		213,841,884
AGRICULTURE—2.08%
Altria Group Inc.
4.13%, 09/11/15	11,855	12,905,134
4.75%, 05/05/21	47,900	53,093,557
9.25%, 08/06/19(a)	15,700	21,525,642
9.70%, 11/10/18	61,285	84,274,309
9.95%, 11/10/38	12,785	20,298,105
10.20%, 02/06/39	31,397	51,182,447
Archer-Daniels-Midland Co.
4.48%, 03/01/21(a)	12,000	13,940,998
5.77%, 03/01/41	16,000	19,971,298
Lorillard Tobacco Co.
6.88%, 05/01/20	13,500	15,860,812
Philip Morris International Inc.
2.50%, 05/16/16	24,500	25,801,286
2.90%, 11/15/21	11,500	11,857,400
4.38%, 11/15/41	10,000	10,620,100
4.50%, 03/26/20	18,635	21,604,525
5.65%, 05/16/18	40,321	48,503,341
6.38%, 05/16/38	21,340	28,823,511

		440,262,465

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

AUTO MANUFACTURERS—0.30%
Daimler Finance North America LLC
8.50%, 01/18/31	21,000	31,798,771
Ford Motor Co.
7.45%, 07/16/31(a)	25,250	32,894,438

		64,693,209
BANKS—24.61%
Abbey National Treasury Services PLC
4.00%, 04/27/16(a)	16,000	15,609,600
American Express Bank FSB
6.00%, 09/13/17	8,500	10,005,010
Bank of America Corp.
3.63%, 03/17/16(a)	19,000	19,004,942
3.70%, 09/01/15	16,000	15,992,742
3.88%, 03/22/17(a)	10,000	9,938,362
4.50%, 04/01/15	18,000	18,357,635
4.75%, 08/01/15	11,050	11,368,240
5.00%, 05/13/21(a)	67,500	67,524,637
5.42%, 03/15/17	780	778,696
5.63%, 07/01/20	29,500	30,606,052
5.65%, 05/01/18	22,450	23,354,960
5.70%, 01/24/22(a)	26,500	28,084,567
5.75%, 12/01/17	20,000	20,941,600
5.88%, 01/05/21	11,000	11,461,194
5.88%, 02/07/42	5,000	5,048,017
6.00%, 09/01/17(a)	13,815	14,653,018
6.50%, 08/01/16	57,500	62,278,250
7.63%, 06/01/19	10,500	11,987,570
Series 1
3.75%, 07/12/16(a)	28,300	27,964,928
Bank of America N.A.
5.30%, 03/15/17(a)	20,500	20,856,837
6.00%, 10/15/36	4,655	4,549,238
Bank of Montreal
2.50%, 01/11/17	27,500	28,353,429
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16(a)	19,250	19,883,518
2.40%, 01/17/17 (Call 12/18/16)(a)	5,000	5,161,753
3.55%, 09/23/21 (Call 08/23/21)(a)	4,000	4,246,840
Bank of Nova Scotia
2.05%, 10/07/15	11,500	11,802,251
2.55%, 01/12/17(a)	23,200	24,081,927
2.90%, 03/29/16(a)	24,450	25,686,559
4.38%, 01/13/21(a)	10,000	11,264,652
Barclays Bank PLC
3.90%, 04/07/15(a)	2,000	2,058,004
5.00%, 09/22/16(a)	35,650	38,353,564
5.13%, 01/08/20(a)	48,225	51,577,520
5.14%, 10/14/20(a)	16,250	15,387,938
6.75%, 05/22/19	33,158	38,195,861
BB&T Corp.
2.15%, 03/22/17 (Call 02/22/17)	12,800	12,937,306
3.20%, 03/15/16 (Call 02/16/16)	4,000	4,246,173
5.20%, 12/23/15	11,000	12,111,891
BNP Paribas SA
3.60%, 02/23/16(a)	43,000	42,829,664
5.00%, 01/15/21(a)	48,000	47,848,440
Canadian Imperial Bank of Commerce
2.35%, 12/11/15(a)	10,750	11,139,258

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

Capital One Financial Corp.
3.15%, 07/15/16(a)	23,240	24,014,124
4.75%, 07/15/21	15,250	16,628,295
6.75%, 09/15/17	8,000	9,562,026
Citigroup Inc.
3.95%, 06/15/16(a)	43,970	44,575,027
4.45%, 01/10/17(a)	32,700	33,717,045
4.50%, 01/14/22(a)	42,000	42,852,684
4.59%, 12/15/15(a)	41,000	42,734,156
4.70%, 05/29/15	1,000	1,038,660
4.75%, 05/19/15	35,101	36,516,974
4.88%, 05/07/15	5,000	5,172,388
5.38%, 08/09/20	32,000	34,311,786
5.50%, 02/15/17(a)	55,000	56,782,275
5.88%, 02/22/33	2,250	2,217,276
5.88%, 05/29/37	23,400	24,742,147
5.88%, 01/30/42	11,250	11,921,400
6.00%, 08/15/17	13,525	14,642,949
6.13%, 11/21/17	18,264	19,836,978
6.13%, 05/15/18	19,575	21,355,869
6.13%, 08/25/36	23,660	23,227,022
6.63%, 06/15/32	1,500	1,589,760
6.88%, 03/05/38(a)	19,450	22,779,840
8.13%, 07/15/39	59,910	78,344,307
8.50%, 05/22/19(a)	76,984	94,166,059
Credit Suisse New York
4.38%, 08/05/20(a)	40,000	42,100,600
5.30%, 08/13/19(a)	91,560	102,405,969
5.40%, 01/14/20(a)	23,960	24,287,653
6.00%, 02/15/18(a)	22,500	23,738,513
Deutsche Bank AG London
3.25%, 01/11/16(a)	33,500	34,198,475
6.00%, 09/01/17(a)	57,500	65,489,303
Fifth Third Bancorp
3.63%, 01/25/16	19,150	20,175,291
8.25%, 03/01/38	12,600	17,644,242
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16(a)	62,500	61,471,250
3.70%, 08/01/15	33,924	33,622,219
5.25%, 07/27/21(a)	74,250	73,364,220
5.35%, 01/15/16	26,500	27,960,945
5.38%, 03/15/20	28,812	29,301,611
5.63%, 01/15/17(a)	8,250	8,460,359
5.75%, 10/01/16(a)	5,500	5,832,664
5.75%, 01/24/22(a)	17,750	18,184,515
5.95%, 01/18/18(a)	18,500	19,280,700
5.95%, 01/15/27	5,000	4,872,875
6.00%, 06/15/20	23,500	24,661,135
6.13%, 02/15/33(a)	10,000	9,982,200
6.15%, 04/01/18(a)	80,686	84,217,086
6.25%, 09/01/17	41,100	43,637,917
6.25%, 02/01/41	43,777	43,905,923
6.45%, 05/01/36	3,000	2,873,820
6.75%, 10/01/37(a)	82,737	80,515,569
7.50%, 02/15/19	10,380	11,736,510
HSBC Bank (USA) N.A.
4.88%, 08/24/20(a)	31,000	31,691,818
HSBC Holdings PLC
4.00%, 03/30/22	5,000	5,084,400
4.88%, 01/14/22(a)	13,000	14,087,103
5.10%, 04/05/21(a)	65,800	72,726,272
6.10%, 01/14/42	14,500	17,536,590
6.50%, 05/02/36	10,500	11,596,331
6.50%, 09/15/37	79,993	88,535,452
6.80%, 06/01/38	16,402	18,590,027

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

J.P. Morgan Chase & Co.
2.60%, 01/15/16	10,000	10,018,950
3.15%, 07/05/16(a)	59,600	60,860,868
3.40%, 06/24/15(a)	26,750	27,637,300
3.45%, 03/01/16	45,500	46,859,890
4.25%, 10/15/20(a)	28,000	29,038,240
4.35%, 08/15/21(a)	64,400	67,256,623
4.50%, 01/24/22(a)	21,313	22,693,328
4.63%, 05/10/21(a)	19,250	20,401,150
5.15%, 10/01/15	22,500	24,036,214
5.25%, 05/01/15	3,000	3,192,329
5.40%, 01/06/42	7,750	8,328,744
5.50%, 10/15/40	5,750	6,096,222
5.60%, 07/15/41	14,000	15,243,690
6.00%, 01/15/18	37,720	42,411,425
6.30%, 04/23/19	82,740	95,758,312
6.40%, 05/15/38	31,805	37,224,572
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	24,500	27,315,557
J.P. Morgan Chase Capital XVIII
6.95%, 08/17/36	10,000	10,050,000
J.P. Morgan Chase Capital XX
Series T
6.55%, 09/29/36	10,000	10,010,833
J.P. Morgan Chase Capital XXII
6.45%, 02/02/37	5,205	5,197,713
J.P. Morgan Chase Capital XXV
Series Y
6.80%, 10/01/37	11,180	11,204,592
J.P. Morgan Chase Capital XXVII
Series AA
7.00%, 11/01/39(a)	11,610	11,663,551
KeyCorp
3.75%, 08/13/15	10,000	10,609,757
5.10%, 03/24/21	16,450	18,593,956
Lloyds TSB Bank PLC
4.20%, 03/28/17(a)	10,000	9,989,100
4.88%, 01/21/16	36,500	37,388,764
6.38%, 01/21/21(a)	39,000	41,851,192
Morgan Stanley
3.45%, 11/02/15(a)	30,250	28,734,324
3.80%, 04/29/16(a)	67,500	63,725,380
4.75%, 03/22/17(a)	8,000	7,685,416
5.38%, 10/15/15	6,050	6,028,462
5.45%, 01/09/17(a)	44,750	43,946,290
5.50%, 01/26/20(a)	27,563	25,946,339
5.50%, 07/24/20(a)	19,750	18,486,494
5.50%, 07/28/21(a)	55,100	51,611,101
5.63%, 09/23/19(a)	45,000	42,744,748
5.75%, 10/18/16	16,115	16,252,791
5.75%, 01/25/21	59,500	55,996,307
5.95%, 12/28/17(a)	20,335	20,183,372
6.00%, 04/28/15	26,376	26,757,974
6.25%, 08/28/17(a)	24,500	24,451,105
6.63%, 04/01/18	42,250	42,927,267
7.25%, 04/01/32(a)	15,842	16,052,540
7.30%, 05/13/19(a)	51,285	53,051,768
Series F
5.55%, 04/27/17(a)	15,250	14,917,703
National Australia Bank Ltd. New York
2.75%, 03/09/17(a)	10,500	10,524,150

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)(b)	14,500	14,698,650
4.38%, 08/11/20(a)(b)	8,500	9,400,186
5.13%, 02/08/20(b)	18,500	21,350,378
Rabobank Nederland
2.13%, 10/13/15	20,300	20,405,235
4.50%, 01/11/21	22,000	23,152,727
5.25%, 05/24/41(a)	25,500	27,472,341
Rabobank Nederland Utrecht
3.38%, 01/19/17	38,250	39,119,870
3.88%, 02/08/22(a)	54,250	53,750,357
Royal Bank of Canada
2.30%, 07/20/16	19,000	19,616,550
2.63%, 12/15/15	15,500	16,161,232
2.88%, 04/19/16(a)	13,600	14,340,302
Royal Bank of Scotland Group PLC
3.95%, 09/21/15(a)	28,000	27,921,326
4.38%, 03/16/16(a)	22,643	22,751,308
5.63%, 08/24/20	29,401	30,074,380
6.13%, 01/11/21(a)	22,000	23,389,667
6.40%, 10/21/19(a)	22,700	23,358,602
State Street Corp.
2.88%, 03/07/16(a)	9,000	9,497,178
Svenska Handelsbanken AB
2.88%, 04/04/17	5,000	5,041,739
3.13%, 07/12/16(a)	18,000	18,553,703
Toronto-Dominion Bank (The)
2.38%, 10/19/16	45,300	46,858,968
2.50%, 07/14/16(a)	12,750	13,259,597
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	16,000	16,061,280
2.20%, 11/15/16 (Call 10/14/16)	21,500	22,142,788
2.45%, 07/27/15(a)	4,976	5,161,953
3.00%, 03/15/22 (Call 02/15/22)	16,000	16,431,115
4.13%, 05/24/21 (Call 04/23/21)	10,700	11,958,320
UBS AG Stamford
4.88%, 08/04/20(a)	15,965	16,789,848
5.75%, 04/25/18	61,051	66,758,267
5.88%, 12/20/17(a)	50,340	55,273,154
Series 10
5.88%, 07/15/16(a)	15,000	15,589,500
Wachovia Bank N.A./Wells Fargo & Co.
5.85%, 02/01/37	15,500	17,687,283
6.00%, 11/15/17(a)	6,515	7,544,457
6.60%, 01/15/38	67,854	84,463,065
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	17,668	18,739,679
5.63%, 10/15/16	13,427	14,983,458
5.75%, 06/15/17(a)	24,300	28,217,075
5.75%, 02/01/18(a)	37,000	43,030,678
Wells Fargo & Co.
2.63%, 12/15/16	7,000	7,152,870
3.50%, 03/08/22	16,500	16,701,132
3.63%, 04/15/15(a)	3,750	3,972,879
3.68%, 06/15/16(a)(c)	79,300	84,049,317
4.60%, 04/01/21	42,000	46,098,780
5.63%, 12/11/17	98,608	114,261,741
Wells Fargo Bank N.A.
5.75%, 05/16/16(a)	4,575	5,074,630
Wells Fargo Capital X
5.95%, 12/15/36	7,270	7,228,670
Westpac Banking Corp.
3.00%, 08/04/15	6,000	6,226,574
3.00%, 12/09/15(a)	10,000	10,384,000
4.88%, 11/19/19(a)	33,500	36,681,384

		5,213,825,843

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

BEVERAGES—2.66%
Anheuser-Busch InBev Worldwide Inc.
5.00%, 04/15/20(a)	14,500	17,081,529
5.38%, 01/15/20	35,490	42,538,066
6.88%, 11/15/19	15,750	20,439,452
7.75%, 01/15/19	38,003	50,295,830
8.20%, 01/15/39	25,000	40,627,250
Bottling Group LLC
5.13%, 01/15/19(a)	21,320	25,254,606
Coca-Cola Co. (The)
1.50%, 11/15/15	17,750	18,104,001
1.65%, 03/14/18(a)	5,500	5,548,008
1.80%, 09/01/16	31,750	32,677,859
3.15%, 11/15/20	33,776	36,200,019
3.30%, 09/01/21	29,000	30,830,964
5.35%, 11/15/17(a)	3,800	4,551,465
Diageo Capital PLC
5.75%, 10/23/17(a)	22,000	26,546,410
Diageo Finance BV
5.30%, 10/28/15	3,500	3,963,353
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	15,000	21,090,750
PepsiCo Inc.
2.50%, 05/10/16(a)	31,750	33,404,448
2.75%, 03/05/22(a)	8,500	8,517,750
3.00%, 08/25/21(a)	19,200	19,744,128
3.13%, 11/01/20(a)	11,900	12,407,476
4.00%, 03/05/42	19,000	19,142,532
4.50%, 01/15/20	10,600	12,057,871
4.88%, 11/01/40	4,500	5,178,600
5.00%, 06/01/18	5,500	6,444,240
5.50%, 01/15/40	17,095	20,903,595
7.90%, 11/01/18	37,517	50,346,801

		563,897,003
BIOTECHNOLOGY—1.31%
Amgen Inc.
2.30%, 06/15/16(a)	29,757	30,156,866
2.50%, 11/15/16	11,500	11,782,900
3.45%, 10/01/20(a)	8,000	8,176,158
3.63%, 05/15/22 (Call 02/15/22)(a)	12,000	12,210,780
3.88%, 11/15/21 (Call 08/15/21)(a)	15,250	15,886,195
5.15%, 11/15/41 (Call 05/15/41)(a)	24,000	24,678,000
5.38%, 05/15/43 (Call 11/15/42)	5,000	5,306,475
5.65%, 06/15/42 (Call 12/15/41)	10,000	10,824,545
5.70%, 02/01/19	31,265	36,715,990
6.38%, 06/01/37	5,000	5,921,944
6.40%, 02/01/39	27,500	32,792,518
Genentech Inc.
4.75%, 07/15/15	17,750	19,728,445
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	37,750	41,308,693
5.65%, 12/01/41 (Call 06/01/41)	18,700	21,579,800

		277,069,309

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

CHEMICALS—1.47%
Dow Chemical Co. (The)
2.50%, 02/15/16(a)	37,750	38,735,905
4.13%, 11/15/21 (Call 08/15/21)(a)	37,000	38,901,245
4.25%, 11/15/20 (Call 08/15/20)(a)	7,400	7,817,612
5.25%, 11/15/41 (Call 05/15/41)(a)	10,750	11,459,253
8.55%, 05/15/19	33,500	44,091,136
9.40%, 05/15/39	26,979	42,569,948
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21	16,700	18,229,553
4.63%, 01/15/20(a)	12,500	14,531,250
6.00%, 07/15/18	22,400	27,784,427
Ecolab Inc.
3.00%, 12/08/16	25,325	26,713,316
4.35%, 12/08/21	21,250	23,142,557
5.50%, 12/08/41	10,500	12,181,722
Rohm and Haas Co.
6.00%, 09/15/17	1,500	1,734,750
7.85%, 07/15/29	3,355	4,391,468

		312,284,142
COMPUTERS—1.86%
Hewlett-Packard Co.
2.13%, 09/13/15(a)	1,000	1,005,462
2.60%, 09/15/17(a)	10,500	10,396,825
2.65%, 06/01/16(a)	32,050	32,482,345
3.00%, 09/15/16(a)	21,000	21,496,270
3.30%, 12/09/16	12,500	12,928,000
3.75%, 12/01/20(a)	20,000	19,806,200
4.05%, 09/15/22	5,000	4,949,728
4.30%, 06/01/21(a)	24,000	24,312,720
4.38%, 09/15/21	14,000	14,133,812
4.65%, 12/09/21(a)	15,500	16,013,345
5.50%, 03/01/18	14,377	16,123,968
6.00%, 09/15/41	18,500	19,954,748
International Business Machines Corp.
1.25%, 02/06/17	13,500	13,488,235
1.95%, 07/22/16	34,595	35,748,709
2.00%, 01/05/16	17,375	17,911,538
5.60%, 11/30/39	21,160	27,671,884
5.70%, 09/14/17	45,140	54,342,917
7.63%, 10/15/18	26,887	35,786,274
8.38%, 11/01/19	11,000	15,748,229

		394,301,209
COSMETICS & PERSONAL CARE—0.61%
Procter & Gamble Co. (The)
1.45%, 08/15/16(a)	35,350	35,855,830
1.80%, 11/15/15	11,000	11,380,004
2.30%, 02/06/22	15,000	14,922,660
3.50%, 02/15/15	3,965	4,239,621
4.70%, 02/15/19	25,195	29,776,207
5.55%, 03/05/37	24,650	32,820,250

		128,994,572
DIVERSIFIED FINANCIAL SERVICES—8.18%
American Express Co.
6.15%, 08/28/17	25,000	29,467,875
7.00%, 03/19/18(a)	21,000	25,830,840
8.13%, 05/20/19	43,692	58,022,539
8.15%, 03/19/38	16,661	26,464,582

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

American Express Credit Corp.
2.75%, 09/15/15	33,750	34,848,225
2.80%, 09/19/16	42,300	43,612,006
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.30%, 10/30/15	2,000	2,173,785
6.40%, 10/02/17	15,000	17,119,500
7.25%, 02/01/18(a)	2,000	2,355,927
Capital One Bank (USA) N.A.
8.80%, 07/15/19	45,860	58,045,231
Caterpillar Financial Services Corp.
2.05%, 08/01/16	24,000	24,696,720
7.15%, 02/15/19(a)	19,310	25,317,534
Countrywide Financial Corp.
6.25%, 05/15/16(a)	5,500	5,656,145
Ford Motor Credit Co. LLC
4.25%, 02/03/17	15,000	15,941,250
5.00%, 05/15/18	29,000	31,613,480
5.75%, 02/01/21	18,000	20,377,833
5.88%, 08/02/21	29,250	33,257,932
6.63%, 08/15/17	18,000	20,875,557
8.00%, 12/15/16	22,250	26,789,000
8.13%, 01/15/20	18,000	22,761,000
General Electric Capital Corp.
2.25%, 11/09/15	15,500	15,714,241
2.90%, 01/09/17(a)	18,750	19,221,872
2.95%, 05/09/16(a)	30,250	31,197,778
3.35%, 10/17/16	16,500	17,303,586
3.50%, 06/29/15	8,500	8,939,844
4.63%, 01/07/21	58,000	63,166,449
4.65%, 10/17/21	24,500	26,898,060
5.00%, 01/08/16(a)	1,100	1,213,411
5.30%, 02/11/21	23,200	25,679,732
5.40%, 02/15/17	6,000	6,766,380
5.50%, 01/08/20	16,000	18,279,360
5.63%, 09/15/17	7,300	8,329,446
5.63%, 05/01/18	83,981	95,487,799
5.88%, 01/14/38	91,437	103,447,707
6.00%, 08/07/19	22,500	26,329,876
6.15%, 08/07/37	3,000	3,496,720
6.88%, 01/10/39	35,500	45,306,520
Series A
5.55%, 05/04/20	390	444,812
6.75%, 03/15/32	40,275	49,434,743
Goldman Sachs Capital I
6.35%, 02/15/34(a)	21,000	19,175,888
HSBC Finance Corp.
5.00%, 06/30/15	36,353	38,881,580
5.50%, 01/19/16(a)	9,000	9,663,863
6.68%, 01/15/21	48,637	52,285,748
Jefferies Group Inc.
5.13%, 04/13/18(a)	17,000	16,185,416
Merrill Lynch & Co. Inc.
5.70%, 05/02/17(a)	5,000	5,105,350
6.05%, 05/16/16	35,500	36,526,482
6.11%, 01/29/37(a)	11,000	10,496,503
6.40%, 08/28/17	13,000	13,944,936
6.88%, 04/25/18(a)	73,450	80,689,416
7.75%, 05/14/38(a)	43,774	49,622,644
Murray Street Investment Trust I
4.65%, 03/09/17(c)	6,000	5,947,836

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

Nomura Holdings Inc.
4.13%, 01/19/16(a)	12,500	12,682,615
5.00%, 03/04/15(a)	11,000	11,458,359
6.70%, 03/04/20	18,000	19,538,280
SLM Corp.
5.63%, 08/01/33	10,000	8,025,000
6.00%, 01/25/17(a)	14,000	13,792,800
6.25%, 01/25/16	25,900	26,094,250
7.25%, 01/25/22	12,250	11,966,719
8.00%, 03/25/20	23,500	24,169,750
8.45%, 06/15/18(a)	43,921	46,473,908
Toyota Motor Credit Corp.
2.00%, 09/15/16	27,500	27,996,482
2.05%, 01/12/17(a)	22,000	22,398,836
3.20%, 06/17/15(a)	20,965	22,201,499
3.30%, 01/12/22	14,500	15,159,975
3.40%, 09/15/21	19,500	20,618,812
4.25%, 01/11/21(a)	5,000	5,612,003
Series B
4.50%, 06/17/20	13,650	15,708,147

		1,734,308,394
ELECTRIC—1.31%
Duke Energy Carolinas LLC
5.30%, 02/15/40	13,500	16,506,450
Exelon Corp.
4.90%, 06/15/15	10,226	11,188,874
Exelon Generation Co. LLC
6.25%, 10/01/39	13,000	15,358,302
FirstEnergy Corp.
Series C
7.38%, 11/15/31	21,500	27,117,466
Florida Power Corp.
6.40%, 06/15/38	14,068	19,028,846
Georgia Power Co.
4.30%, 03/15/42	10,000	10,378,070
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	34,500	42,890,141
6.50%, 09/15/37	10,310	13,612,705
Nisource Finance Corp.
6.40%, 03/15/18	6,605	7,763,781
Pacific Gas & Electric Co.
5.40%, 01/15/40	23,000	27,728,800
5.80%, 03/01/37	5,100	6,345,080
6.05%, 03/01/34	47,700	60,714,311
8.25%, 10/15/18	13,705	18,197,363

		276,830,189
ELECTRONICS—0.53%
Honeywell International Inc.
4.25%, 03/01/21(a)	12,250	14,158,428
5.00%, 02/15/19	9,000	10,760,760
5.30%, 03/01/18	22,818	27,216,055
Koninklijke Philips Electronics NV
3.75%, 03/15/22	13,500	13,976,550
5.00%, 03/15/42	5,648	6,081,288
5.75%, 03/11/18(a)	8,500	10,043,875
6.88%, 03/11/38	11,082	14,395,485
Thermo Fisher Scientific Inc.
2.25%, 08/15/16	5,000	5,213,920
3.60%, 08/15/21 (Call 05/15/21)	10,000	10,666,400

		112,512,761

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

ENVIRONMENTAL CONTROL—0.10%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	5,000	5,118,200
5.00%, 03/01/20(a)	13,500	15,251,636

		20,369,836
FOOD—2.20%
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)(a)	8,750	8,978,638
5.65%, 02/15/19	12,350	14,972,273
5.70%, 02/15/17(a)	11,700	13,922,793
Kellogg Co.
3.13%, 05/17/22	5,000	5,031,739
4.00%, 12/15/20	17,500	18,980,083
4.45%, 05/30/16	10,800	11,997,406
Series B
7.45%, 04/01/31(a)	15,000	20,544,402
Kraft Foods Inc.
4.13%, 02/09/16(a)	27,736	30,117,879
5.38%, 02/10/20(a)	61,500	72,069,156
6.13%, 02/01/18	15,905	18,874,339
6.13%, 08/23/18	44,306	53,049,700
6.50%, 08/11/17(a)	16,581	20,060,964
6.50%, 02/09/40	47,100	59,777,827
6.88%, 02/01/38	24,500	31,979,186
7.00%, 08/11/37	16,250	21,288,589
Kroger Co. (The)
6.15%, 01/15/20	6,600	7,918,598
Unilever Capital Corp.
4.25%, 02/10/21	45,000	52,691,850
4.80%, 02/15/19	3,000	3,539,130

		465,794,552
FOREST PRODUCTS & PAPER—0.39%
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)(a)	500	533,487
7.30%, 11/15/39	11,000	13,668,416
7.50%, 08/15/21(a)	15,250	19,246,110
7.95%, 06/15/18(a)	39,269	49,178,532

		82,626,545
GAS—0.19%
National Grid PLC
6.30%, 08/01/16	15,900	18,370,536
Sempra Energy
6.00%, 10/15/39	10,000	12,552,000
6.50%, 06/01/16(a)	7,590	9,020,487

		39,943,023
HEALTH CARE - PRODUCTS—0.30%
Covidien International Finance SA
6.00%, 10/15/17	19,313	23,206,839
6.55%, 10/15/37	13,000	17,456,010
Medtronic Inc.
4.45%, 03/15/20	19,560	22,709,179

		63,372,028

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

HEALTH CARE - SERVICES—0.94%
Aetna Inc.
3.95%, 09/01/20(a)	16,340	17,590,786
6.00%, 06/15/16	10,000	11,642,150
6.63%, 06/15/36	10,560	13,479,312
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	11,900	12,381,296
5.38%, 02/15/42 (Call 08/15/41)	10,000	10,602,650
UnitedHealth Group Inc.
5.80%, 03/15/36	4,000	4,834,837
6.00%, 02/15/18	18,828	22,905,009
6.88%, 02/15/38	28,248	38,893,421
WellPoint Inc.
3.13%, 05/15/22	5,000	4,981,750
4.63%, 05/15/42	8,000	7,992,800
5.25%, 01/15/16	20,725	23,237,595
5.85%, 01/15/36	14,000	16,532,019
6.38%, 06/15/37	11,100	14,001,255

		199,074,880
INSURANCE—2.78%
Allstate Corp. (The)
5.55%, 05/09/35	10,000	11,618,200
American International Group Inc.
3.80%, 03/22/17	15,500	15,727,850
4.88%, 09/15/16	33,750	35,592,075
5.45%, 05/18/17	6,000	6,465,620
5.85%, 01/16/18(a)	94,694	103,653,634
6.25%, 05/01/36(a)	15,000	16,811,250
6.40%, 12/15/20	25,500	28,507,470
8.25%, 08/15/18(a)	24,500	29,461,086
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21(a)	16,000	17,620,080
5.40%, 05/15/18(a)	7,999	9,452,605
5.75%, 01/15/40	13,250	15,954,634
Berkshire Hathaway Inc.
1.90%, 01/31/17	19,500	19,896,753
2.20%, 08/15/16(a)	15,500	16,082,045
Hartford Financial Services Group Inc.
5.13%, 04/15/22	7,250	7,356,213
MetLife Inc.
4.75%, 02/08/21(a)	23,000	25,503,090
5.00%, 06/15/15	1,000	1,097,817
5.70%, 06/15/35	18,300	21,463,155
5.88%, 02/06/41	14,250	17,435,231
6.38%, 06/15/34	7,875	9,839,812
6.75%, 06/01/16	24,247	28,544,618
7.72%, 02/15/19(a)	25,500	32,435,916
Series A
6.82%, 08/15/18	13,229	16,122,176
Prudential Financial Inc.
7.38%, 06/15/19	12,550	15,310,372
Series D
4.75%, 09/17/15	20,000	21,612,680
6.00%, 12/01/17(a)	11,000	12,540,000
6.63%, 12/01/37	20,750	23,941,765
Travelers Companies Inc. (The)
5.35%, 11/01/40	17,000	20,247,425
6.25%, 06/15/37	7,000	9,088,940

		589,382,512

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

INTERNET—0.18%
Google Inc.
2.13%, 05/19/16	18,550	19,270,460
3.63%, 05/19/21	17,000	18,865,920

		38,136,380
IRON & STEEL—0.83%
ArcelorMittal SA
3.75%, 08/05/15(a)	11,830	11,881,579
5.25%, 08/05/20(a)	21,500	20,319,478
5.50%, 03/01/21(a)	29,200	27,683,352
6.13%, 06/01/18(a)	14,850	14,924,171
6.25%, 02/25/22(a)	17,000	16,835,554
6.75%, 03/01/41(a)	17,106	15,902,879
7.00%, 10/15/39	25,750	24,869,350
9.00%, 02/15/15	4,085	4,586,390
9.85%, 06/01/19(a)	28,494	33,601,378
Cliffs Natural Resources Inc.
6.25%, 10/01/40	5,000	5,319,000

		175,923,131
MACHINERY—0.50%
Caterpillar Inc.
3.90%, 05/27/21(a)	34,385	38,227,981
5.20%, 05/27/41	22,500	27,149,400
6.05%, 08/15/36	9,000	11,695,500
7.90%, 12/15/18(a)	12,310	16,580,708
Deere & Co.
4.38%, 10/16/19	10,077	11,728,819

		105,382,408
MANUFACTURING—0.42%
3M Co.
1.38%, 09/29/16(a)	19,750	20,254,218
5.70%, 03/15/37	9,500	12,758,785
General Electric Co.
5.25%, 12/06/17	42,200	49,222,502
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	5,000	6,074,000

		88,309,505
MEDIA—7.49%
Comcast Corp.
4.95%, 06/15/16	18,000	20,308,505
5.15%, 03/01/20	46,300	53,982,096
5.70%, 05/15/18	7,500	8,806,900
5.85%, 11/15/15	16,300	18,744,079
5.88%, 02/15/18	7,500	8,855,732
5.90%, 03/15/16	13,000	15,040,458
6.30%, 11/15/17	15,000	18,075,427
6.40%, 03/01/40(a)	21,500	27,136,700
6.45%, 03/15/37	3,000	3,665,730
6.50%, 01/15/15(a)	5,000	5,637,258
6.50%, 01/15/17	14,279	17,115,462
6.55%, 07/01/39	17,750	21,884,685
6.95%, 08/15/37	74,288	95,374,017
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16	10,000	10,414,700

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

3.50%, 03/01/16(a)	27,450	28,930,826
3.55%, 03/15/15(a)	11,787	12,426,986
4.60%, 02/15/21 (Call 11/15/20)	21,000	22,355,340
5.00%, 03/01/21(a)	26,900	29,363,341
5.15%, 03/15/42	5,000	4,966,450
5.20%, 03/15/20	18,000	19,958,220
5.88%, 10/01/19(a)	16,200	18,484,524
6.00%, 08/15/40 (Call 05/15/40)	11,675	12,623,477
6.35%, 03/15/40(a)	2,645	2,967,935
6.38%, 03/01/41	17,705	19,944,010
Discovery Communications LLC
3.70%, 06/01/15	11,220	12,018,724
5.05%, 06/01/20	23,500	26,738,182
6.35%, 06/01/40	12,000	14,502,240
Historic TW Inc.
6.63%, 05/15/29	11,000	13,406,580
NBCUniversal Media LLC
2.88%, 04/01/16(a)	10,000	10,455,233
4.38%, 04/01/21	73,500	80,538,301
5.15%, 04/30/20	26,500	30,655,290
5.95%, 04/01/41	32,900	38,907,046
News America Inc.
4.50%, 02/15/21(a)	30,000	32,349,450
6.15%, 02/15/41	23,800	27,094,872
6.20%, 12/15/34	25,000	27,897,294
6.65%, 11/15/37	37,642	44,206,388
Thomson Reuters Corp.
6.50%, 07/15/18	12,700	15,642,107
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)(a)	12,000	12,446,880
5.00%, 02/01/20	56,500	63,054,565
5.50%, 09/01/41 (Call 03/01/41)	17,000	17,991,100
5.85%, 05/01/17	36,800	42,467,200
5.88%, 11/15/40 (Call 05/15/40)	5,000	5,432,875
6.55%, 05/01/37	1,315	1,512,075
6.75%, 07/01/18	16,750	20,287,947
6.75%, 06/15/39	67,834	81,178,983
7.30%, 07/01/38	18,000	22,480,200
8.25%, 04/01/19	53,487	69,508,763
8.75%, 02/14/19	2,500	3,304,363
Time Warner Inc.
3.15%, 07/15/15	15,500	16,343,526
4.70%, 01/15/21(a)	14,750	16,462,898
4.75%, 03/29/21(a)	17,500	19,531,010
4.88%, 03/15/20	21,000	23,636,760
5.38%, 10/15/41	700	755,123
5.88%, 11/15/16	17,451	20,558,456
6.10%, 07/15/40	10,000	11,487,715
6.25%, 03/29/41	19,020	22,355,537
6.50%, 11/15/36	23,800	28,262,381
7.63%, 04/15/31	27,213	35,323,467
7.70%, 05/01/32	30,373	40,009,897
Viacom Inc.
6.25%, 04/30/16	16,000	18,629,013
6.88%, 04/30/36	29,400	38,126,179
7.88%, 07/30/30	17,000	22,662,196
Walt Disney Co. (The)
1.13%, 02/15/17(a)	17,500	17,480,978
1.35%, 08/16/16(a)	20,500	20,618,730
2.75%, 08/16/21	7,250	7,399,819
5.63%, 09/15/16(a)	14,500	17,098,494

		1,587,881,695

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

MINING—2.42%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)(a)	21,000	21,457,657
5.55%, 02/01/17(a)	5,000	5,505,665
5.72%, 02/23/19(a)	13,350	14,321,793
6.15%, 08/15/20(a)	22,500	24,121,406
6.75%, 07/15/18(a)	5,700	6,479,256
Barrick Gold Corp.
2.90%, 05/30/16(a)	21,600	22,678,661
6.95%, 04/01/19(a)	10,140	12,487,109
Barrick North America Finance LLC
4.40%, 05/30/21	25,000	26,902,457
5.70%, 05/30/41	13,750	15,331,848
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	37,000	37,282,661
2.88%, 02/24/22(a)	15,000	15,130,196
3.25%, 11/21/21	18,000	18,787,716
4.13%, 02/24/42	17,000	17,358,887
5.40%, 03/29/17(a)	5,000	5,851,587
6.50%, 04/01/19	15,000	19,026,650
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22 (Call 12/01/21)	20,000	19,782,714
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)(a)	33,000	32,241,000
4.88%, 03/15/42 (Call 09/15/41)	25,000	23,753,250
6.25%, 10/01/39	6,000	6,767,460
Rio Tinto Alcan Inc.
6.13%, 12/15/33	250	307,888
Rio Tinto Finance (USA) Ltd.
3.75%, 09/20/21	15,000	16,038,521
4.13%, 05/20/21	11,000	12,014,409
5.20%, 11/02/40(a)	25,000	28,745,152
6.50%, 07/15/18	24,000	29,619,888
7.13%, 07/15/28	2,000	2,675,420
9.00%, 05/01/19	7,000	9,632,128
Rio Tinto Finance (USA) PLC
3.50%, 03/22/22	50,000	52,333,415
Teck Resources Ltd.
6.25%, 07/15/41	15,000	17,064,570

		513,699,364
OFFICE & BUSINESS EQUIPMENT—0.19%
Xerox Corp.
4.25%, 02/15/15	10,000	10,602,353
4.50%, 05/15/21(a)	14,000	14,524,237
6.35%, 05/15/18(a)	13,000	15,182,457

		40,309,047
OIL & GAS—8.73%
Anadarko Petroleum Corp.
5.95%, 09/15/16(a)	27,425	31,064,893
6.20%, 03/15/40(a)	23,250	26,481,476
6.38%, 09/15/17	36,500	42,647,330
6.45%, 09/15/36	29,542	34,324,421
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)(a)	11,250	11,715,600
4.75%, 04/15/43 (Call 10/15/42)	7,250	7,944,804
5.10%, 09/01/40 (Call 03/01/40)	32,450	36,395,920
6.00%, 01/15/37	10,000	12,477,000

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

BP Capital Markets PLC
2.25%, 11/01/16(a)	15,500	15,941,518
3.13%, 10/01/15	17,800	18,769,797
3.20%, 03/11/16	29,800	31,588,483
3.56%, 11/01/21	20,650	21,776,385
3.88%, 03/10/15	16,950	18,100,791
4.50%, 10/01/20	21,300	23,729,904
4.74%, 03/11/21(a)	20,700	23,445,636
4.75%, 03/10/19	16,300	18,461,706
Canadian Natural Resources Ltd.
5.70%, 05/15/17(a)	23,650	27,685,577
6.25%, 03/15/38(a)	14,646	18,217,046
Cenovus Energy Inc.
5.70%, 10/15/19	19,815	23,593,225
6.75%, 11/15/39	22,000	28,093,560
Chevron Corp.
4.95%, 03/03/19	26,000	31,402,787
ConocoPhillips
5.75%, 02/01/19	41,774	51,232,469
6.00%, 01/15/20	15,500	19,674,173
6.50%, 02/01/39	61,302	84,154,852
ConocoPhillips Canada Funding Co.
5.63%, 10/15/16	19,000	22,392,593
ConocoPhillips Holding Co.
6.95%, 04/15/29	2,500	3,431,625
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	15,000	15,199,050
4.75%, 05/15/42 (Call 11/15/41)	30,000	30,774,000
5.60%, 07/15/41 (Call 01/15/41)	2,000	2,285,642
7.95%, 04/15/32	14,510	20,699,483
Devon Financing Corp. ULC
7.88%, 09/30/31	19,650	27,878,831
Encana Corp.
6.50%, 08/15/34	11,000	12,146,959
6.50%, 02/01/38(a)	13,000	14,658,150
Ensco PLC
3.25%, 03/15/16	3,500	3,681,526
4.70%, 03/15/21	32,950	35,577,650
EOG Resources Inc.
4.10%, 02/01/21(a)	16,500	18,255,737
5.63%, 06/01/19	10,500	12,686,415
Hess Corp.
5.60%, 02/15/41	22,750	24,249,073
6.00%, 01/15/40	8,300	9,314,343
7.30%, 08/15/31	14,560	18,228,392
8.13%, 02/15/19	12,500	16,127,741
Marathon Oil Corp.
5.90%, 03/15/18(a)	5,450	6,417,736
Marathon Petroleum Corp.
5.13%, 03/01/21(a)	8,000	8,866,240
6.50%, 03/01/41 (Call 09/01/40)	15,000	16,660,673
Nabors Industries Inc.
6.15%, 02/15/18	13,000	15,069,145
9.25%, 01/15/19(a)	15,500	20,359,455
Nexen Inc.
5.88%, 03/10/35	8,000	8,308,720
6.40%, 05/15/37	26,354	28,852,623
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	21,500	22,422,350
6.00%, 03/01/41 (Call 09/01/40)	10,000	11,245,500
Occidental Petroleum Corp.
1.75%, 02/15/17	38,750	39,350,617
3.13%, 02/15/22 (Call 11/15/21)	8,000	8,321,908
Series 1
4.10%, 02/01/21 (Call 11/01/20)	5,750	6,473,460

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

Petro-Canada
6.80%, 05/15/38	18,965	24,013,293
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)(a)	7,500	8,533,350
Pride International Inc.
6.88%, 08/15/20	12,200	14,965,978
Shell International Finance BV
3.10%, 06/28/15	28,000	29,808,500
3.25%, 09/22/15	13,000	13,926,182
4.30%, 09/22/19	43,750	50,732,653
4.38%, 03/25/20	20,750	24,165,016
5.20%, 03/22/17(a)	2,000	2,358,295
5.50%, 03/25/40	12,150	15,522,476
6.38%, 12/15/38	47,541	66,371,752
Statoil ASA
2.90%, 10/15/14	5,500	5,765,855
3.13%, 08/17/17(a)	14,500	15,621,140
3.15%, 01/23/22	14,500	15,032,511
5.10%, 08/17/40	12,900	15,122,670
5.25%, 04/15/19	24,500	29,421,633
Suncor Energy Inc.
6.10%, 06/01/18	18,600	22,159,205
6.50%, 06/15/38	18,000	21,971,250
6.85%, 06/01/39	10,000	12,752,500
Total Capital
2.30%, 03/15/16	21,600	22,410,845
3.00%, 06/24/15(a)	14,580	15,341,168
3.13%, 10/02/15(a)	22,200	23,482,618
4.45%, 06/24/20(a)	23,000	26,047,498
Total Capital International
1.50%, 02/17/17(a)	10,000	10,012,070
2.88%, 02/17/22(a)	21,250	21,444,031
Transocean Inc.
4.95%, 11/15/15(a)	13,500	14,539,608
5.05%, 12/15/16(a)	20,150	22,014,308
6.00%, 03/15/18	15,500	17,457,137
6.38%, 12/15/21	22,250	25,548,229
6.50%, 11/15/20(a)	22,250	25,419,312
6.80%, 03/15/38	10,750	12,290,690
Valero Energy Corp.
6.13%, 06/15/17	9,200	10,719,366
6.13%, 02/01/20(a)	16,225	18,828,679
6.63%, 06/15/37	26,055	28,864,713
7.50%, 04/15/32	7,741	9,139,198
9.38%, 03/15/19	14,730	19,344,433

		1,850,003,152
OIL & GAS SERVICES—0.46%
Baker Hughes Inc.
5.13%, 09/15/40(a)	33,250	38,621,537
7.50%, 11/15/18	3,000	4,060,869
Halliburton Co.
6.70%, 09/15/38	5,000	6,698,830
7.45%, 09/15/39	13,000	18,862,376
Weatherford International Ltd.
5.13%, 09/15/20(a)	5,000	5,404,719
9.63%, 03/01/19	17,775	23,431,307

		97,079,638

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

PHARMACEUTICALS—5.21%
Abbott Laboratories
2.70%, 05/27/15	27,000	28,562,436
4.13%, 05/27/20	17,250	19,631,794
5.13%, 04/01/19	50,954	61,179,433
5.30%, 05/27/40	37,027	44,412,224
5.60%, 11/30/17	16,800	20,408,857
5.88%, 05/15/16	5,500	6,476,814
6.15%, 11/30/37	15,567	20,544,548
AstraZeneca PLC
5.90%, 09/15/17(a)	36,850	44,301,637
6.45%, 09/15/37	37,858	51,087,857
Eli Lilly and Co.
5.20%, 03/15/17(a)	15,000	17,603,106
5.55%, 03/15/37	13,500	17,062,103
Express Scripts Holding Co.
3.13%, 05/15/16	26,500	27,540,655
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	48,076	57,748,891
6.38%, 05/15/38	45,491	61,743,342
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	17,000	17,136,000
Johnson & Johnson
2.15%, 05/15/16	9,640	10,138,075
3.55%, 05/15/21	5,000	5,671,781
5.15%, 07/15/18	10,675	12,823,557
5.55%, 08/15/17	10,400	12,633,457
5.95%, 08/15/37	17,555	24,278,623
Medco Health Solutions Inc.
7.13%, 03/15/18	4,000	4,952,155
Merck & Co. Inc.
2.25%, 01/15/16	18,500	19,363,456
3.88%, 01/15/21 (Call 10/15/20)(a)	38,300	43,357,006
4.00%, 06/30/15	8,300	9,089,123
5.00%, 06/30/19	25,300	30,239,015
5.85%, 06/30/39	11,500	15,443,178
Novartis Capital Corp.
4.40%, 04/24/20	13,000	15,046,503
Novartis Securities Investment Ltd.
5.13%, 02/10/19	51,500	61,791,091
Pfizer Inc.
5.35%, 03/15/15	46,634	52,332,697
6.20%, 03/15/19	42,639	53,716,953
7.20%, 03/15/39	42,591	64,929,979
Sanofi
2.63%, 03/29/16	22,975	24,086,813
4.00%, 03/29/21	34,400	38,246,952
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	17,000	20,879,060
6.50%, 12/01/33	12,252	17,292,334
6.55%, 09/15/37	13,200	19,009,505
Wyeth LLC
5.50%, 02/15/16(a)	4,067	4,727,563
5.95%, 04/01/37	35,143	46,039,316
6.50%, 02/01/34	2,000	2,742,091

		1,104,269,980
PIPELINES—1.49%
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	9,000	9,163,786
5.20%, 02/01/22 (Call 11/01/21)(a)	13,000	13,681,525
6.50%, 02/01/42 (Call 08/01/41)	12,000	12,660,320

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

Enterprise Products Operating LLC
3.20%, 02/01/16(a)	15,000	15,832,030
4.85%, 08/15/42 (Call 02/15/42)	9,000	8,905,410
5.20%, 09/01/20	16,450	18,766,489
5.95%, 02/01/41	10,000	11,367,750
Series L
6.30%, 09/15/17	11,000	13,075,496
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	5,500	5,527,500
5.95%, 02/15/18	15,550	18,057,049
6.95%, 01/15/38	17,100	20,133,785
Plains All American Pipeline LP
3.65%, 06/01/22 (Call 03/01/22)(a)	4,000	4,045,520
TransCanada PipeLines Ltd.
3.80%, 10/01/20	24,500	26,864,456
6.10%, 06/01/40(a)	10,500	13,642,702
6.20%, 10/15/37	11,700	15,055,180
6.50%, 08/15/18	6,500	8,094,996
7.13%, 01/15/19	17,065	21,893,801
7.63%, 01/15/39	20,000	29,695,840
Williams Partners LP
5.25%, 03/15/20	20,200	22,784,792
6.30%, 04/15/40	22,000	26,062,960

		315,311,387
REAL ESTATE INVESTMENT TRUSTS—0.57%
American Tower Corp.
4.50%, 01/15/18	9,500	10,115,220
4.70%, 03/15/22	6,000	6,150,870
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)(a)	18,500	19,235,098
4.13%, 05/15/21	6,200	6,499,894
ERP Operating LP
4.63%, 12/15/21	6,000	6,567,396
HCP Inc.
5.38%, 02/01/21 (Call 12/01/20)	7,500	8,300,250
Simon Property Group LP
4.38%, 03/01/21 (Call 12/01/20)(a)	9,000	9,830,994
5.65%, 02/01/20 (Call 11/01/19)	36,000	42,157,440
6.13%, 05/30/18	10,000	11,826,900

		120,684,062
RETAIL—4.52%
CVS Caremark Corp.
5.75%, 06/01/17	35,965	42,423,249
6.13%, 09/15/39	38,750	47,003,750
6.60%, 03/15/19	11,141	13,947,361
Home Depot Inc. (The)
4.40%, 04/01/21 (Call 01/21/21)	4,900	5,597,007
5.40%, 03/01/16(a)	50,700	58,339,643
5.88%, 12/16/36	44,400	56,152,680
5.95%, 04/01/41 (Call 10/01/40)	9,600	12,389,914
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	7,500	7,529,794
4.65%, 04/15/42 (Call 10/15/41)	4,200	4,399,962
McDonald’s Corp.
2.63%, 01/15/22(a)	17,500	17,737,752
5.35%, 03/01/18	15,000	18,030,930
6.30%, 10/15/37	15,964	22,111,551
6.30%, 03/01/38	11,250	15,584,446

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

Target Corp.
2.90%, 01/15/22(a)	36,000	36,674,939
3.88%, 07/15/20	16,000	17,683,709
5.38%, 05/01/17	12,500	14,771,444
6.00%, 01/15/18	26,950	32,928,139
6.50%, 10/15/37	19,900	26,643,632
7.00%, 01/15/38	32,350	45,745,423
Wal-Mart Stores Inc.
1.50%, 10/25/15(a)	15,750	16,063,772
2.25%, 07/08/15	9,000	9,387,416
2.80%, 04/15/16(a)	19,500	20,822,100
2.88%, 04/01/15(a)	9,200	9,733,015
3.25%, 10/25/20	34,950	37,439,838
3.63%, 07/08/20	15,130	16,555,045
4.25%, 04/15/21(a)	30,500	34,968,570
4.50%, 07/01/15	10,000	11,067,983
4.88%, 07/08/40	13,500	15,456,555
5.00%, 10/25/40	17,750	20,689,657
5.25%, 09/01/35	13,500	15,921,964
5.38%, 04/05/17(a)	13,070	15,446,250
5.63%, 04/01/40	9,000	11,424,224
5.63%, 04/15/41	35,500	45,075,564
5.80%, 02/15/18	17,000	20,669,309
6.20%, 04/15/38	27,840	37,023,147
6.50%, 08/15/37	78,521	107,034,229
7.55%, 02/15/30	3,000	4,483,921
Walgreen Co.
5.25%, 01/15/19(a)	10,000	11,874,427

		956,832,311
SEMICONDUCTORS—0.42%
Intel Corp.
1.95%, 10/01/16	28,800	29,828,880
3.30%, 10/01/21	33,000	34,993,837
4.80%, 10/01/41	22,500	24,934,950

		89,757,667
SOFTWARE—1.61%
Microsoft Corp.
1.63%, 09/25/15	19,250	19,865,636
2.50%, 02/08/16(a)	3,500	3,724,721
3.00%, 10/01/20	22,000	23,826,891
4.20%, 06/01/19	31,000	36,166,435
4.50%, 10/01/40	15,550	17,695,900
5.20%, 06/01/39	2,500	3,115,225
5.30%, 02/08/41	20,000	25,668,594
Oracle Corp.
5.00%, 07/08/19	53,787	64,164,126
5.25%, 01/15/16	28,500	32,836,132
5.38%, 07/15/40	36,750	44,732,960
5.75%, 04/15/18	22,500	27,305,438
6.13%, 07/08/39	29,500	38,268,875
6.50%, 04/15/38	2,500	3,375,663

		340,746,596
TELECOMMUNICATIONS—9.73%
AT&T Corp.
8.00%, 11/15/31(a)	11,401	16,781,170
AT&T Inc.
1.60%, 02/15/17(a)	3,000	3,017,522

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

2.40%, 08/15/16	19,000	19,827,957
2.50%, 08/15/15	17,500	18,219,957
2.95%, 05/15/16(a)	26,502	28,150,888
3.00%, 02/15/22(a)	5,000	5,098,134
3.88%, 08/15/21	24,000	26,176,080
4.45%, 05/15/21(a)	12,250	13,914,781
5.35%, 09/01/40	49,200	55,541,634
5.50%, 02/01/18(a)	97,383	114,845,135
5.55%, 08/15/41	49,500	58,023,271
5.60%, 05/15/18	5,000	5,970,017
5.63%, 06/15/16(a)	22,500	26,200,462
5.80%, 02/15/19	27,500	33,372,578
6.15%, 09/15/34	4,685	5,585,176
6.30%, 01/15/38	33,800	41,380,664
6.50%, 09/01/37	29,000	36,251,517
6.55%, 02/15/39	89,345	113,662,029
AT&T Mobility LLC
7.13%, 12/15/31	2,000	2,668,528
BellSouth Capital Funding Corp.
7.88%, 02/15/30	1,149	1,509,471
British Telecommunications PLC
5.95%, 01/15/18	16,750	19,316,785
9.63%, 12/15/30	5,000	7,509,467
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	40,000	55,002,384
Cisco Systems Inc.
3.15%, 03/14/17(a)	28,150	30,603,441
4.45%, 01/15/20	39,700	45,702,322
4.95%, 02/15/19(a)	25,000	29,464,250
5.50%, 02/22/16	36,000	41,838,768
5.50%, 01/15/40(a)	33,125	40,283,644
5.90%, 02/15/39	27,100	34,226,216
Deutsche Telekom International Finance BV
5.75%, 03/23/16	25,795	28,908,766
6.00%, 07/08/19	16,700	19,745,390
6.75%, 08/20/18	2,000	2,393,694
8.75%, 06/15/30	53,000	72,981,000
France Telecom SA
2.13%, 09/16/15	5,000	5,028,985
2.75%, 09/14/16(a)	21,000	21,382,305
4.13%, 09/14/21(a)	11,000	11,356,284
5.38%, 07/08/19	26,337	29,681,035
5.38%, 01/13/42	19,250	19,998,921
8.50%, 03/01/31	31,600	43,329,509
New Cingular Wireless Services Inc.
8.75%, 03/01/31	5,650	8,561,581
Qwest Corp.
6.75%, 12/01/21	5,000	5,575,973
6.88%, 09/15/33 (Call 07/02/12)	2,000	1,977,020
8.38%, 05/01/16	2,000	2,367,370
Telecom Italia Capital SA
5.25%, 10/01/15(a)	12,297	11,980,227
7.00%, 06/04/18(a)	23,945	23,849,864
7.18%, 06/18/19(a)	17,581	17,383,214
7.20%, 07/18/36(a)	12,000	10,245,000
7.72%, 06/04/38(a)	38,073	33,535,966
Telefonica Emisiones SAU
3.99%, 02/16/16(a)	24,760	22,836,928
5.13%, 04/27/20(a)	17,380	15,423,650
5.46%, 02/16/21(a)	35,850	32,194,555
5.88%, 07/15/19(a)	13,899	13,043,006
6.42%, 06/20/16(a)	13,650	13,428,051
7.05%, 06/20/36(a)	24,000	21,377,314

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

Telefonica Europe BV
8.25%, 09/15/30	17,000	16,809,855
Verizon Communications Inc.
2.00%, 11/01/16(a)	24,500	25,120,703
3.00%, 04/01/16(a)	20,500	21,862,932
3.50%, 11/01/21(a)	23,000	24,443,949
4.60%, 04/01/21	24,500	28,094,277
4.75%, 11/01/41(a)	12,750	13,766,864
5.50%, 04/01/17(a)	2,000	2,351,295
5.50%, 02/15/18	24,000	28,335,060
5.55%, 02/15/16(a)	5,000	5,758,905
5.85%, 09/15/35	13,000	15,760,212
6.00%, 04/01/41	18,500	23,173,877
6.10%, 04/15/18(a)	9,500	11,511,594
6.35%, 04/01/19	31,500	39,276,616
6.40%, 02/15/38(a)	73,183	93,376,590
6.90%, 04/15/38	2,800	3,753,444
7.35%, 04/01/39	7,400	10,364,672
7.75%, 12/01/30	21,465	30,060,015
8.75%, 11/01/18	68,493	93,372,740
8.95%, 03/01/39	16,500	26,650,140
Vodafone Group PLC
1.63%, 03/20/17	15,500	15,545,685
5.00%, 09/15/15(a)	8,740	9,775,589
5.45%, 06/10/19(a)	22,000	26,378,450
5.63%, 02/27/17	25,900	30,210,718
5.75%, 03/15/16(a)	14,500	16,774,412
6.15%, 02/27/37	24,500	30,642,005

		2,061,900,455
TRANSPORTATION—0.59%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	18,827	21,663,406
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	12,000	13,364,580
United Parcel Service Inc.
3.13%, 01/15/21	25,000	26,745,255
5.13%, 04/01/19	24,000	29,060,834
5.50%, 01/15/18	750	897,968
6.20%, 01/15/38	24,210	33,288,818

		125,020,861

TOTAL CORPORATE BONDS & NOTES
(Cost: $19,293,275,201)		20,856,018,488

FOREIGN AGENCY OBLIGATIONS(d)—0.03%

MEXICO—0.03%
Pemex Project Funding Master Trust
6.63%, 06/15/35	6,393	7,256,055

		7,256,055

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $6,449,071)		7,256,055

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.87%

MONEY MARKET FUNDS—5.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(e)(f)	1,100,999,633	1,100,999,633
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(b)(e)(f)	105,006,397	105,006,397
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(e)	37,550,729	37,550,729

		1,243,556,759

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,243,556,759)		1,243,556,759

TOTAL INVESTMENTS IN SECURITIES—104.33%
(Cost: $20,543,281,031)		22,106,831,302
Other Assets, Less Liabilities—(4.33)%		(918,458,040)

NET ASSETS—100.00%		$21,188,373,262

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(d)	Investments are denominated in U.S. dollars.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES—98.02%

CALIFORNIA—98.02%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14 (AMBAC)	$250	$235,648
0.00%, 10/01/17 (AMBAC)	70	59,299
4.75%, 10/01/25 (Call 07/02/12)
(NPFGC)	500	500,195
Alameda County Joint Powers Authority RB Lease Abatement
5.00%, 12/01/34 (Call 12/01/17)
(AGM)	250	269,783
Anaheim Public Financing Authority RB Electric Power & Light Revenues
4.50%, 10/01/37 (Call 04/01/17)
(NPFGC)	625	644,400
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17 (Call 08/01/14)
(NPFGC-FGIC)	780	839,966
Bay Area Toll Authority RB Highway Revenue Tolls
5.00%, 04/01/28 (Call 04/01/19)	375	438,915
5.00%, 04/01/39 (Call 04/01/18)	650	704,223
5.50%, 04/01/43 (Call 04/01/18)	2,100	2,332,638
Series F
5.00%, 04/01/24 (Call 04/01/16)	635	720,223
5.00%, 04/01/31 (Call 04/01/17)	2,505	2,824,956
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23 (AGM)	500	648,155
5.00%, 07/01/33 (PR 01/01/28)
(AMBAC)	1,075	1,453,292
5.00%, 07/01/36 (PR 01/01/28)
(AMBAC)	525	709,748
5.25%, 07/01/19 (PR 07/01/13)
(AGM)	300	316,251
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/13 (NPFGC-FGIC)	150	154,793
California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/22 (Call 05/01/18)
(AGM)	1,150	1,343,476
Series K
5.00%, 05/01/18	1,250	1,522,412
Series L
4.00%, 05/01/15	125	137,679
5.00%, 05/01/14	1,000	1,088,080
5.00%, 05/01/17	1,000	1,194,620
5.00%, 05/01/19	1,800	2,233,386
5.00%, 05/01/20	250	312,838
5.00%, 05/01/22 (Call 05/01/20)	2,250	2,746,890
Series M
4.00%, 05/01/16	1,000	1,128,390
4.00%, 05/01/19	750	881,197
5.00%, 05/01/13	800	835,224
5.00%, 05/01/14	500	544,040
5.00%, 05/01/15	500	565,175
Series N
5.00%, 05/01/20	1,500	1,877,025

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

California State Department of Water Resources RB Water Revenue
Series AE
5.00%, 12/01/25 (Call 06/01/18)	500	597,205
5.00%, 12/01/26 (Call 06/01/18)	500	597,205
Series AG
5.00%, 12/01/26 (Call 12/01/19)	250	297,223
California State Public Works Board RB Lease Abatement
5.00%, 01/01/19 (Call 01/01/16)
(AMBAC)	500	554,355
5.00%, 12/01/19 (AMBAC)	270	299,560
5.00%, 01/01/21 (Call 01/01/16)	850	922,989
5.00%, 12/01/27 (Call 12/01/12)
(AMBAC)	1,430	1,461,446
Series A
5.00%, 04/01/20	975	1,138,936
5.00%, 04/01/32 (Call 04/01/22)	500	540,295
5.00%, 04/01/37 (Call 04/01/22)	500	529,855
Series C
4.00%, 10/01/20	270	296,071
Series G-1
5.00%, 10/01/21 (Call 10/01/19)	100	113,956
5.13%, 10/01/22 (Call 10/01/19)	250	283,813
5.25%, 10/01/23 (Call 10/01/19)	105	118,563
Series I-1
6.13%, 11/01/29 (Call 11/01/19)	225	266,913
California State Public Works Board RB Lease Revenue
5.13%, 06/01/29 (Call 06/01/14)	250	257,880
5.25%, 06/01/30 (Call 06/01/15)	250	262,503
Series C
5.25%, 06/01/28 (PR 12/01/13)	1,300	1,395,888
Series D
5.00%, 12/01/31 (Call 12/01/21)	1,000	1,080,030
Series E
5.00%, 04/01/34 (Call 04/01/19)	350	381,868
Series G
5.00%, 12/01/31 (Call 12/01/21)	250	281,810
California State University Trustees RB College & University Revenue
Series A
5.00%, 11/01/22 (Call 05/01/15)
(AMBAC)	480	534,715
5.00%, 11/01/24 (Call 11/01/21)	750	895,462
5.00%, 11/01/30 (Call 05/01/15)
(AMBAC)	535	577,875
5.00%, 11/01/33 (Call 05/01/18)
(AGM)	985	1,066,597
5.25%, 11/01/34 (Call 05/01/19)	250	279,920
Series C
5.00%, 11/01/38 (Call 11/01/15)
(NPFGC)	400	428,132
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13	445	461,874
5.00%, 06/15/13	4,280	4,486,638
Chabot-Las Positas Community College District GO
0.00%, 08/01/26 (Call 08/01/16)
(AMBAC)	250	127,730
5.00%, 08/01/29 (Call 08/01/16)
(AMBAC)	130	140,531
5.00%, 08/01/31 (Call 08/01/16)
(AMBAC)	700	751,583
Series C
0.00%, 08/01/36 (Call 08/01/16)
(AMBAC)	645	176,749
0.00%, 08/01/37 (Call 08/01/16)
(AMBAC)	1,000	257,330

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Chino Basin Regional Financing Authority RB Water Revenue
Series A
5.00%, 11/01/33 (Call 11/01/17)
(AMBAC)	280	296,302
5.00%, 11/01/38 (Call 11/01/17)
(AMBAC)	250	262,433
City & County of San Francisco COP Lease Abatement
Series A
5.00%, 04/01/29 (Call 04/01/19)	400	442,568
City & County of San Francisco GO
Series R1
2.85%, 06/15/12	500	500,525
5.00%, 06/15/20	500	624,420
City of Los Angeles GO
Series B
5.00%, 09/01/19	500	619,900
City of Los Angeles RB Sewer Revenue
Series A
4.75%, 06/01/35 (Call 06/01/15)
(NPFGC)	875	934,806
5.00%, 06/01/16	200	233,648
5.00%, 06/01/20	250	311,043
5.00%, 06/01/39 (Call 06/01/19)	500	550,115
Series B
5.00%, 06/01/30 (Call 06/01/22)	500	581,150
5.00%, 06/01/32 (Call 06/01/22)	500	574,195
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37 (Call 03/01/17)
(AMBAC)	240	249,223
Series D
5.00%, 03/01/28 (Call 03/01/14)
(NPFGC)	200	210,438
City of Vernon RB Electric Power & Light Revenues
Series A
5.13%, 08/01/21 (Call 08/01/19)	500	561,185
City of Vista COP Lease Abatement
5.00%, 05/01/37 (Call 05/01/17)
(NPFGC)	285	292,983
County of Orange RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/28 (Call 07/01/19)	125	140,589
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40 (Call 07/01/20)	250	269,260
Series C
6.00%, 07/01/41 (Call 07/01/18)	500	569,410
Cucamonga Valley Water District RB Water Revenue
Series A
5.38%, 09/01/35 (Call 09/01/21)
(AGM)	250	290,185
Desert Community College District GO
Series C
0.00%, 08/01/46 (Call 08/01/17)
(AGM)	1,000	154,060
5.00%, 08/01/37 (Call 08/01/17)
(AGM)	500	535,875
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/35 (Call 06/01/15)
(NPFGC)	850	932,484
5.00%, 06/01/37 (Call 06/01/17)
(NPFGC-FGIC)	1,025	1,147,764
Eastern Municipal Water District COP Water Revenue
Series H
5.00%, 07/01/24 (Call 07/01/18)	190	216,705
5.00%, 07/01/33 (Call 07/01/18)	330	360,683
5.00%, 07/01/35 (Call 07/01/18)	580	628,604

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Escondido Union High School District GO
Series C
0.00%, 08/01/51	1,155	137,780
Foothill-De Anza Community College District GO
Series A
4.50%, 08/01/31 (Call 08/01/17)
(AMBAC)	600	642,462
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/15/17 (Call 07/02/12)
(NPFGC)	100	77,376
0.00%, 01/15/18 (Call 07/02/12)
(NPFGC)	100	73,114
0.00%, 01/01/30 (RADIAN-IBCC, AGM-CR)	70	40,968
0.00%, 01/15/30 (Call 07/02/12)
(NPFGC)	125	43,725
5.75%, 01/15/40 (Call 07/02/12)	2,000	2,000,320
Series A
0.00%, 01/01/19	325	293,972
0.00%, 01/01/20	100	87,623
0.00%, 01/01/23	225	177,003
0.00%, 01/01/25 (AMBAC)	800	583,040
0.00%, 01/01/26	400	280,492
0.00%, 01/01/28	500	324,180
Fresno Unified School District GO
Series G
0.00%, 08/01/41 (Call 08/01/21)	500	78,460
Grossmont Union High School District GO
5.00%, 08/01/33 (Call 08/01/18)	430	471,220
Imperial Irrigation District RB Electric Power & Light Revenues
5.00%, 11/01/33 (Call 11/01/18)	685	746,040
Los Angeles Community College District GO
Series A
5.00%, 08/01/27 (Call 08/01/17)
(NPFGC-FGIC)	375	426,495
5.00%, 08/01/32 (Call 08/01/17)
(NPFGC-FGIC)	2,200	2,440,878
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/20 (Call 08/15/18)	120	134,118
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/22 (Call 07/01/18)
(AGM)	500	599,125
5.00%, 07/01/35 (Call 07/01/15)
(AMBAC)	600	658,464
Series B
5.00%, 07/01/14	1,000	1,095,120
5.00%, 07/01/18	210	255,578
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34 (Call 10/01/15)
(NPFGC-FGIC)	500	540,865
Series A
5.00%, 10/01/20	450	565,992
Los Angeles Department of Airports RB Port Airport & Marina Revenue
5.00%, 05/15/27 (Call 05/15/20)	735	851,299
5.00%, 05/15/40 (Call 05/15/20)	2,700	2,986,983
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/13	1,000	1,040,650
5.00%, 07/01/12 (NPFGC)	355	356,424
5.00%, 07/01/14	400	438,136
5.00%, 07/01/19	360	447,512
5.00%, 07/01/22 (Call 07/01/21)	500	617,005

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Series A-1
5.00%, 07/01/17 (AMBAC)	200	240,268
5.00%, 07/01/37 (Call 07/01/17)
(AMBAC)	1,650	1,815,396
5.00%, 07/01/39 (Call 07/01/17)
(AMBAC)	650	714,623
5.25%, 07/01/38 (Call 07/01/18)	1,200	1,392,204
Los Angeles Department of Water & Power RB Water Revenue
Series A
5.00%, 07/01/41 (Call 01/01/21)	250	277,785
Series A-2
5.00%, 07/01/35 (Call 07/01/16)
(AMBAC)	850	944,486
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series A
5.00%, 09/01/23 (Call 09/01/18)	30	33,107
5.00%, 09/01/25 (Call 09/01/18)	500	543,710
Los Angeles Unified School District GO
Series A
5.00%, 07/01/23 (PR 07/01/13)
(AGM)	275	289,000
5.00%, 01/01/28 (PR 07/01/13)
(NPFGC)	780	819,710
5.25%, 07/01/20 (PR 07/01/13)
(AGM)	1,900	2,001,859
5.38%, 07/01/17 (PR 07/01/13)
(NPFGC)	200	210,992
5.50%, 07/01/15 (PR 07/01/13)
(NPFGC)	750	792,232
Series A-1
4.50%, 07/01/22 (Call 07/01/17)
(AGM)	500	563,905
4.50%, 07/01/24 (Call 07/01/17)
(AGM)	815	898,106
4.50%, 07/01/25 (Call 07/01/17)
(NPFGC)	760	834,184
4.50%, 01/01/28 (Call 07/01/17)
(AGC-ICC NPFGC)	100	108,050
4.50%, 01/01/28 (Call 07/01/17)
(NPFGC)	1,675	1,795,550
5.00%, 07/01/20 (Call 07/01/15)
(FGIC)	1,225	1,376,581
5.00%, 07/01/21 (Call 07/01/15)
(FGIC)	900	1,009,611
Series A-2
5.00%, 07/01/21	500	621,435
Series B
4.75%, 07/01/19 (Call 07/01/16)
(AGM)	1,250	1,430,875
5.00%, 07/01/21 (Call 07/01/17)
(AMBAC)	350	407,145
5.00%, 07/01/23 (Call 07/01/16)
(FGIC)	500	569,420
Series C
5.00%, 07/01/32 (Call 07/01/17)
(AGM)	300	336,120
Series E
4.75%, 07/01/32 (Call 07/01/17)
(AGM)	500	552,145
5.13%, 01/01/27 (PR 07/01/12)
(NPFGC)	500	502,055
Series F
5.00%, 01/01/34 (Call 07/01/19)	330	366,267
Series H
5.00%, 07/01/32 (Call 07/01/17)
(AGM)	1,000	1,119,890

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51 (AGM)	250	30,770
Merced Union High School District GO
Series C
0.00%, 08/01/46 (Call 08/01/21)	1,000	103,000
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18	500	597,565
Series A
5.00%, 07/01/35 (Call 07/01/15)
(AGM)	700	769,314
Series B
5.00%, 07/01/21 (Call 07/01/18)	540	652,979
Series C
5.00%, 10/01/27	500	655,390
Mount Diablo Unified School District GO
Series A
1.00%, 08/01/35 (Call 08/01/25)
(AGM)	500	332,860
Series E
5.00%, 06/01/37 (Call 08/01/22)	250	273,545
Newport Mesa Unified School District GO
0.00%, 08/01/36	500	161,515
0.00%, 08/01/38	500	145,265
Orange County Sanitation District COP Sewer Revenue
Series A
5.00%, 02/01/39 (Call 02/01/19)	500	552,360
Orange County Water District COP Lease Non-Terminable
5.00%, 08/15/39 (Call 08/15/19)	885	983,138
Palomar Pomerado Health GO
Series A
0.00%, 08/01/31 (AGM)	500	188,320
Peralta Community College District GO
Series C
5.00%, 08/01/39 (Call 08/01/19)	145	157,621
Placentia-Yorba Linda Unified School District GO
Series D
0.00%, 08/01/40	500	114,415
Pomona Public Financing Authority RB Water Revenue
Series AY
5.00%, 05/01/47 (Call 05/01/17)
(AMBAC)	125	129,099
Poway Unified School District GO
0.00%, 08/01/35	500	156,335
0.00%, 08/01/38	755	199,169
0.00%, 08/01/46	1,750	297,413
Rio Hondo Community College District GO
0.00%, 08/01/42 (Call 08/01/34)	500	319,220
Riverside County Palm Desert Financing Authority RB Lease Abatement
Series A
6.00%, 05/01/22 (Call 05/01/18)	105	121,403
Sacramento Area Flood Control Agency RB Special Assessment
5.63%, 10/01/37 (Call 10/01/18)
(BHAC)	750	856,717
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30 (AMBAC)	550	630,685
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35 (PR 12/01/14)
(AMBAC)	600	668,904
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series R
5.00%, 08/15/33 (Call 08/15/13)
(NPFGC)	1,000	1,038,250
Series U
5.00%, 08/15/16 (AGM)	200	233,610
5.00%, 08/15/22 (Call 08/15/18)
(AGM)	665	781,375

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Series X
5.00%, 08/15/20	500	611,580
San Bernardino Community College District GO
Series A
6.25%, 08/01/33 (Call 08/01/18)	750	892,305
Series C
5.00%, 08/01/31 (Call 08/01/16)
(AGM)	45	50,058
San Diego Community College District GO
5.00%, 08/01/30 (Call 08/01/17)
(AGM)	550	611,727
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40 (Call 07/01/20)	475	513,309
San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33 (Call 05/01/18)
(AGM)	800	879,304
5.00%, 05/01/38 (Call 05/01/18)
(AGM)	490	531,410
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/24 (Call 05/15/20)	250	305,655
5.25%, 05/15/39 (Call 05/15/19)	500	564,120
Series B
5.00%, 05/15/14	1,200	1,306,608
5.00%, 05/15/22 (Call 05/15/19)	450	543,515
San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.50%, 08/01/39 (Call 08/01/19)	1,000	1,154,520
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36 (Call 02/01/19)	400	446,752
San Diego Unified School District GO
0.00%, 07/01/35	750	235,058
0.00%, 07/01/38	500	131,385
0.00%, 07/01/45	1,000	181,220
Series C
0.00%, 07/01/46	500	86,280
0.00%, 07/01/48 (Call 07/01/40)	500	213,930
Series E
0.00%, 07/01/47 (Call 07/01/42)	500	171,045
Series F-1
4.50%, 07/01/29 (Call 07/01/16)
(AGM)	1,125	1,193,535
5.25%, 07/01/28 (AGM)	450	575,096
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Issue 32F, Second Series
5.25%, 05/01/19 (NPFGC-FGIC)	400	493,080
Second Series
5.00%, 05/01/26 (Call 05/01/22)	100	117,043
Series A
4.90%, 05/01/29 (Call 11/01/19)	875	987,770
Series F
5.00%, 05/01/35 (Call 05/01/20)	800	873,080
San Francisco City & County Public Utilities Commission RB Water Revenue
5.00%, 11/01/33 (Call 05/01/22)	1,000	1,142,760
Series A
4.50%, 11/01/31 (Call 05/01/16)
(AGM)	875	925,461
5.00%, 11/01/30 (Call 11/01/21)	500	578,385
Series B
5.00%, 11/01/39 (Call 11/01/19)	1,000	1,115,180

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/20	170	148,959
0.00%, 01/01/22	150	122,553
0.00%, 01/01/23	250	196,670
0.00%, 01/01/24	575	436,166
0.00%, 01/01/26	280	196,344
San Jose Financing Authority RB Lease Abatement
Series B
5.00%, 06/01/32 (Call 07/02/12)
(AMBAC)	500	501,515
San Marcos Unified School District GO
Series B
0.00%, 08/01/47	500	78,200
0.00%, 08/01/51	1,500	181,680
San Mateo County Community College District GO
Series B
5.00%, 09/01/31 (Call 09/01/16)	400	447,088
5.00%, 09/01/38 (Call 09/01/16)	550	613,910
San Mateo County Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 06/01/34 (Call 06/01/15)
(NPFGC)	495	512,617
San Mateo Joint Powers Financing Authority RB Lease Abatement
Series A
5.00%, 07/15/36 (Call 07/15/18)	750	798,720
San Mateo Union High School District GO
0.00%, 09/01/33	500	247,110
0.00%, 09/01/41 (Call 09/01/36)	500	249,520
Series A
0.00%, 07/01/51 (Call 09/01/41)	1,000	360,230
Santa Clara Valley Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 04/01/32 (Call 04/01/17)
(AMBAC)	1,025	1,146,001
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15 (NPFGC)	500	480,875
5.00%, 07/01/25 (Call 07/01/20)	205	242,048
Series 2010-1
5.00%, 07/01/30 (Call 07/01/20)	1,000	1,136,440
Series A
5.50%, 01/01/14 (AGM)	800	864,064
Series B
6.00%, 07/01/27 (Call 07/01/18)	195	239,967
State of California GO
3.50%, 03/01/17	100	109,839
4.00%, 11/01/13	750	788,122
4.00%, 10/01/14	850	915,110
4.00%, 07/01/16 (Call 07/02/12)	1,000	1,002,940
4.50%, 08/01/26 (Call 02/01/17)	1,250	1,344,637
4.50%, 08/01/30 (Call 02/01/17)	1,085	1,145,651
5.00%, 09/01/12	900	910,782
5.00%, 02/01/13	225	232,130
5.00%, 03/01/13	500	517,785
5.00%, 04/01/15	1,375	1,527,020
5.00%, 03/01/16	370	421,208
5.00%, 11/01/16	275	318,956
5.00%, 03/01/17 (Call 03/01/15)	450	494,132
5.00%, 04/01/17	485	567,130
5.00%, 06/01/17 (XLCA)	375	440,130
5.00%, 03/01/18 (Call 03/01/15)	750	833,415
5.00%, 04/01/18	500	593,235
5.00%, 05/01/18 (Call 05/01/15)	600	670,602
5.00%, 06/01/18 (Call 06/01/17)
(NPFGC)	560	649,650
5.00%, 08/01/18 (Call 02/01/17)	550	631,939

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 06/01/19 (Call 06/01/17)
(NPFGC)	350	402,024
5.00%, 08/01/19 (Call 02/01/17)	640	728,275
5.00%, 04/01/20	635	763,035
5.00%, 10/01/20 (Call 10/01/16)	400	457,520
5.00%, 12/01/20 (Call 12/01/16)	750	861,772
5.00%, 08/01/21 (Call 08/01/15)	215	239,774
5.00%, 09/01/21	1,000	1,205,920
5.00%, 11/01/21 (Call 11/01/17)	900	1,052,955
5.00%, 03/01/22 (Call 03/01/15)
(AMBAC)	550	604,742
5.00%, 06/01/22 (Call 06/01/17)
(AMBAC)	1,500	1,730,400
5.00%, 08/01/22 (Call 02/01/17)	500	571,440
5.00%, 03/01/23 (Call 03/01/16)	625	695,369
5.00%, 11/01/23 (Call 11/01/20)	500	582,045
5.00%, 08/01/24 (Call 02/01/17)	750	843,945
5.00%, 11/01/24 (Call 11/01/20)	250	288,913
5.00%, 03/01/25 (Call 03/01/20)	750	853,005
5.00%, 12/01/26 (Call 12/01/16)	1,250	1,379,875
5.00%, 03/01/27 (Call 03/01/20)	300	336,660
5.00%, 09/01/27 (Call 09/01/16)	500	546,915
5.00%, 06/01/29 (Call 12/01/14)
(AMBAC)	500	531,615
5.00%, 10/01/29 (Call 10/01/19)	750	825,232
5.00%, 02/01/31 (Call 02/01/22)	500	558,860
5.00%, 06/01/32 (Call 06/01/17)	2,220	2,403,283
5.00%, 02/01/33 (PR 02/01/14)	2,395	2,582,121
5.00%, 09/01/35 (Call 09/01/16)	1,350	1,425,978
5.00%, 06/01/37 (Call 06/01/17)	1,090	1,139,966
5.00%, 11/01/37 (Call 11/01/17)	1,000	1,064,260
5.00%, 12/01/37 (Call 12/01/17)	885	929,197
5.00%, 04/01/38 (Call 04/01/18)	500	525,495
5.00%, 10/01/41 (Call 10/01/21)	500	536,585
5.25%, 09/01/22	315	388,493
5.25%, 09/01/25 (Call 09/01/21)	750	886,057
5.25%, 10/01/29 (Call 10/01/19)	1,975	2,211,664
5.25%, 08/01/32 (AGM)	745	912,863
5.25%, 04/01/34 (PR 04/01/14)	1,200	1,309,440
5.25%, 03/01/38 (Call 03/01/18)	2,115	2,291,243
5.50%, 04/01/28 (PR 04/01/14)	300	328,731
5.50%, 11/01/39 (Call 11/01/19)	2,100	2,361,996
5.50%, 03/01/40 (Call 03/01/20)	1,500	1,693,320
5.75%, 04/01/29 (Call 04/01/19)	1,000	1,168,720
5.75%, 04/01/31 (Call 04/01/19)	1,000	1,166,700
6.00%, 03/01/33 (Call 03/01/20)	515	620,312
6.00%, 04/01/38 (Call 04/01/19)	1,250	1,457,400
Series 2
5.00%, 09/01/29 (Call 03/01/16)
(AMBAC)	590	633,701
Series A
4.00%, 07/01/16	90	101,315
4.40%, 07/01/18	200	235,816
5.00%, 07/01/12 (NPFGC)	945	948,769
5.00%, 07/01/16	500	582,880
5.00%, 07/01/18	1,125	1,366,222
5.00%, 07/01/19	1,025	1,262,503
5.00%, 07/01/20 (Call 07/01/19)	1,000	1,210,420
5.00%, 07/01/22 (Call 07/01/16)	2,490	2,849,531
5.25%, 07/01/12	300	301,257
5.25%, 07/01/13	385	405,162
5.25%, 07/01/13 (NPFGC)	790	831,372
5.25%, 07/01/14	550	603,350
5.25%, 07/01/14 (NPFGC-FGIC)	1,345	1,475,465
5.25%, 07/01/21 (Call 07/01/19)	625	758,981

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Series B
5.00%, 07/01/23	1,215	1,325,516
Turlock Irrigation District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/40 (Call 01/01/20)	500	538,855
University of California Regents RB College & University Revenue
Series B
5.25%, 05/15/23 (Call 05/15/13)
(AMBAC)	400	417,776
Series J
4.50%, 05/15/35 (Call 05/15/15)
(AGM)	2,650	2,762,863
University of California Regents RB Health Hospital Nursing Home Revenue
Series A
4.50%, 05/15/37 (Call 05/15/15)
(NPFGC)	1,000	1,025,100
Vacaville Unified School District GO
5.00%, 08/01/25 (Call 08/01/17)
(AMBAC)	380	415,557
Ventura County Community College District GO
Series C
5.50%, 08/01/33 (Call 08/01/18)	250	297,613
West Contra Costa Unified School District GO
Series B
5.63%, 08/01/35 (Call 08/01/18)
(BHAC)	195	221,616
Whittier Union High School District GO
0.00%, 08/01/34 (Call 08/01/19)	400	106,048
William S Hart Union High School District GO
Series A
0.00%, 08/01/33	450	147,186
Series B
0.00%, 08/01/34 (AGM)	500	162,330
Yosemite Community College District GO
Series C
5.00%, 08/01/28 (Call 08/01/18)
(AGM)	245	275,027
5.00%, 08/01/32 (Call 08/01/18)
(AGM)	500	552,340
Yuba Community College District GO
Series A
5.00%, 08/01/22 (Call 08/01/17)
(AMBAC)	430	492,604

		223,363,888

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $205,936,131)		223,363,888

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.41%

MONEY MARKET FUNDS—1.41%
BlackRock Liquidity Funds—California Money Fund, Institutional Shares
0.04%(a)(b)	3,217,010	3,217,010

		3,217,010

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,217,010)		3,217,010

TOTAL INVESTMENTS IN SECURITIES—99.43%
(Cost: $209,153,141)		226,580,898
Other Assets, Less Liabilities—0.57%		1,292,043

NET ASSETS—100.00%		$227,872,941

COP	-Certificates of Participation
GO	-General Obligation
PR	-Prerefunded
RB	-Revenue Bond

Insured by:

AGC-ICC	-American Guaranty Corp.—Insured Custody Certificates
AGM	-Assured Guaranty Municipal Corp.
AGM-CR	-AGM Insured Custodial Receipts
AMBAC	-Ambac Financial Group Inc.
BHAC	-Berkshire Hathaway Assurance Corp.
FGIC	-Financial Guaranty Insurance Co.
NPFGC	-National Public Finance Guarantee Corp.
Radian-IBCC	-Radian Asset Assurance—Insured Bond Custodial Certificate
XLCA	-XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Security	Principal(000s)	Value

MUNICIPAL BONDS & NOTES—98.63%

ALABAMA—0.23%
Alabama Public School & College Authority RB Sales Tax Revenue
Series A
5.00%, 05/01/14	$1,000	$1,087,070
5.00%, 05/01/18	500	606,830
Baldwin County Board of Education RB Sales Tax Revenue
4.50%, 07/01/37 (Call 07/01/17)
(AMBAC)	500	520,015
Birmingham Water Works Board RB Water Revenue
5.00%, 01/01/41 (Call 01/01/21)	1,000	1,081,070
Series B
5.00%, 01/01/37 (PR 01/01/13)
(NPFGC)	1,000	1,027,910
5.00%, 01/01/43 (PR 01/01/13)
(NPFGC)	2,525	2,595,473

		6,918,368
ALASKA—0.01%
City of Anchorage GO
Series B
5.25%, 12/01/16 (AMBAC)	300	358,935

		358,935
ARIZONA—1.66%
Arizona School Facilities Board COP Lease Appropriation
Series A
5.25%, 09/01/17 (PR 03/01/13)
(NPFGC)	3,500	3,631,915
Series A-1
5.00%, 09/01/17 (Call 09/01/15)
(NPFGC-FGIC)	245	269,904
Arizona School Facilities Board COP Lease Non-Terminable
5.13%, 09/01/21 (Call 09/01/18)	1,000	1,138,750
5.25%, 09/01/23 (Call 09/01/18)	1,465	1,663,127
5.75%, 09/01/19 (Call 09/01/18)	1,200	1,424,316
Arizona State University Board of Regents RB College & University Revenue
Series A
5.00%, 07/01/42 (Call 07/01/22)	1,000	1,120,170
Arizona Transportation Board RB Fuel Sales Tax Revenue
Series A
5.00%, 07/01/21	1,500	1,876,290
5.00%, 07/01/24 (Call 07/01/21)	935	1,128,938
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17	700	839,776
5.00%, 07/01/24 (Call 07/01/19)	685	810,650
5.25%, 07/01/20 (Call 07/01/19)	480	598,517

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Arizona Water Infrastructure Finance Authority RB Water Revenue
Series A
5.00%, 10/01/30 (Call 10/01/20)	2,600	3,171,376
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16 (NPFGC-FGIC)	500	589,362
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40 (Call 07/01/20)	1,700	1,834,640
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13 (AMBAC)	370	388,940
5.00%, 07/01/19 (Call 07/01/14)
(AMBAC)	845	921,489
5.00%, 07/01/41 (Call 07/01/15)
(NPFGC-FGIC)	3,250	3,440,970
Phoenix Civic Improvement Corp. RB Special Assessment
Series A
5.00%, 07/01/39 (Call 07/01/19)	800	917,080
Phoenix Civic Improvement Corp. RB Water Revenue
4.75%, 07/01/25 (Call 07/01/15)
(NPFGC)	1,800	1,968,750
5.00%, 07/01/19 (Call 07/01/15)
(NPFGC)	500	559,275
Pima County Industrial Development Authority RB Lease Revenue
4.75%, 09/01/30 (Call 03/01/18)	295	310,272
Pinal County Electric District No. 3 RB Electric Power & Light Revenues
5.25%, 07/01/41 (Call 07/01/21)	1,000	1,089,610
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/27 (Call 01/01/18)	1,800	2,081,700
5.00%, 12/01/31 (Call 06/01/22)	2,000	2,368,040
5.00%, 01/01/38 (Call 01/01/18)	8,265	9,113,237
Series B
4.00%, 01/01/18	1,225	1,416,860
5.00%, 12/01/19	500	626,155
5.00%, 01/01/22 (PR 01/01/13)	900	925,119
5.00%, 01/01/31 (PR 01/01/13)	1,965	2,019,725
State of Arizona COP Lease Appropriation
Series A
5.00%, 10/01/18 (AGM)	200	236,042
5.00%, 10/01/29 (Call 10/01/19)
(AGM)	1,000	1,098,950
5.25%, 10/01/20 (Call 10/01/19)
(AGM)	355	426,270

		50,006,215
ARKANSAS—0.06%
State of Arkansas GO
4.00%, 08/01/12	1,110	1,116,982
4.00%, 08/01/14	725	780,948

		1,897,930

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

CALIFORNIA—22.30%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14 (AMBAC)	250	235,648
Alvord Unified School District GO
Series B
0.00%, 08/01/36 (AGM)	2,000	539,360
Anaheim Public Financing Authority RB Lease Abatement
0.00%, 09/01/32 (AGM)	3,040	999,339
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17 (Call 08/01/14)
(NPFGC-FGIC)	1,300	1,364,609
Bay Area Toll Authority RB Highway Revenue Tolls
5.00%, 04/01/28 (Call 04/01/19)	1,425	1,667,877
5.00%, 04/01/34 (Call 04/01/18)	500	547,805
5.13%, 04/01/39 (Call 04/01/19)	825	910,825
5.63%, 04/01/44 (Call 04/01/19)	1,295	1,469,307
Series F
5.00%, 04/01/15	500	561,485
5.00%, 04/01/17 (Call 04/01/16)	150	173,939
5.00%, 04/01/18 (Call 04/01/16)	1,000	1,149,970
5.00%, 04/01/21 (Call 04/01/16)	250	286,983
5.00%, 04/01/23 (Call 04/01/16)	275	313,233
5.00%, 04/01/25 (Call 04/01/16)	2,000	2,267,780
5.00%, 04/01/26 (Call 04/01/16)	1,200	1,359,228
5.00%, 04/01/31 (Call 04/01/16)	3,100	3,441,465
Series S-2
5.00%, 10/01/42 (Call 10/01/20)	1,510	1,642,820
California Educational Facilities Authority RB College & University Revenue
Series T-1
5.00%, 03/15/39	120	164,509
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23 (AGM)	2,845	3,688,002
5.00%, 07/01/24 (FGIC)	2,500	3,274,825
5.00%, 07/01/29 (PR 01/01/28)
(FGIC)	3,600	4,866,840
5.00%, 07/01/33 (PR 01/01/28)
(AMBAC)	1,000	1,351,900
5.00%, 07/01/36 (PR 01/01/28)
(AMBAC)	500	675,950
5.13%, 07/01/37 (PR 07/01/26)
(AMBAC)	470	631,976
5.25%, 07/01/21 (PR 07/01/13)
(AGM)	850	896,044
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/13 (NPFGC-FGIC)	1,810	1,867,829
5.00%, 02/01/15 (NPFGC-FGIC)	855	955,967
California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/22 (Call 05/01/18)	4,700	5,490,728
Series K
5.00%, 05/01/18	2,040	2,484,577
Series L
4.00%, 05/01/15	100	110,143
5.00%, 05/01/14	1,900	2,067,352
5.00%, 05/01/15	1,000	1,130,350
5.00%, 05/01/16	1,000	1,166,980
5.00%, 05/01/17	2,060	2,460,917
5.00%, 05/01/18	1,100	1,339,723
5.00%, 05/01/19	1,815	2,251,998
5.00%, 05/01/20	2,500	3,128,375

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 05/01/21 (Call 05/01/20)	1,000	1,229,890
5.00%, 05/01/22 (Call 05/01/20)	1,180	1,440,591
Series M
4.00%, 05/01/14	1,600	1,710,400
4.00%, 05/01/16	1,500	1,692,585
4.00%, 05/01/19	500	587,465
5.00%, 05/01/13	1,250	1,305,037
5.00%, 05/01/14	1,750	1,904,140
5.00%, 05/01/15	1,000	1,130,350
Series N
5.00%, 05/01/13	1,000	1,044,030
5.00%, 05/01/20	500	625,675
California State Department of Water Resources RB Water Revenue
5.00%, 05/01/21 (Call 05/01/18)	1,500	1,762,440
5.00%, 05/01/22 (Call 05/01/18)	1,445	1,688,107
Series AC
5.00%, 12/01/15 (Call 12/01/14)
(NPFGC)	965	1,072,626
Series AE
5.00%, 12/01/24 (Call 06/01/18)	650	770,231
5.00%, 12/01/27 (Call 06/01/18)	500	592,440
5.00%, 12/01/28 (Call 06/01/18)	695	817,167
Series G-4
5.00%, 05/01/16	1,250	1,458,725
California State Public Works Board RB Lease Abatement
5.00%, 12/01/19 (AMBAC)	20	22,190
5.25%, 01/01/16 (AMBAC)	1,350	1,526,458
6.25%, 04/01/34 (Call 04/01/19)	1,725	2,025,874
Series A
5.00%, 04/01/20	500	584,070
Series A-1
6.00%, 03/01/35 (Call 03/01/20)	1,000	1,166,140
Series C
4.00%, 06/01/28 (Call 06/01/22)	1,000	998,830
Series G-1
5.75%, 10/01/30 (Call 10/01/19)	2,025	2,324,396
California State Public Works Board RB Lease Revenue
5.13%, 06/01/29 (Call 06/01/14)	580	598,282
5.25%, 06/01/30 (Call 06/01/15)	2,100	2,205,021
Series C
5.25%, 06/01/28 (PR 12/01/13)	1,570	1,685,803
Series D
5.00%, 12/01/23 (Call 12/01/21)	1,500	1,708,875
5.00%, 12/01/31 (Call 12/01/21)	500	540,015
Series G
5.00%, 12/01/31 (Call 12/01/21)	750	845,430
California State University Trustees RB College & University Revenue
Series A
5.00%, 11/01/24 (Call 11/01/21)	1,250	1,492,437
5.00%, 11/01/30 (Call 05/01/15)
(AMBAC)	1,365	1,474,391
5.25%, 11/01/34 (Call 05/01/19)	500	559,840
5.25%, 11/01/38 (Call 05/01/19)	2,500	2,787,750
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13	750	778,440
5.00%, 06/15/13	8,670	9,088,588
Centinela Valley Union High School District GO
Series B
0.00%, 08/01/45 (Call 08/01/22)
(AGM)	4,000	566,760
Chabot-Las Positas Community College District GO
5.00%, 08/01/31 (Call 08/01/16)
(AMBAC)	5,145	5,524,135

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Series C
0.00%, 08/01/32 (Call 08/01/16)
(AMBAC)	500	174,520
0.00%, 08/01/37 (Call 08/01/16)
(AMBAC)	500	128,665
City & County of San Francisco COP Lease Abatement
Series A
5.00%, 04/01/29 (Call 04/01/19)	500	553,210
City & County of San Francisco GO
Series R1
2.85%, 06/15/12	1,000	1,001,050
5.00%, 06/15/21	2,525	3,173,445
5.00%, 06/15/22 (Call 12/15/21)	1,000	1,248,020
City of Bakersfield RB Sewer Revenue
Series A
5.00%, 09/15/32 (Call 09/15/17)
(AGM)	3,550	3,829,775
City of Los Angeles GO
Series B
5.00%, 09/01/19	1,000	1,239,800
City of Los Angeles RB Sewer Revenue
Series A
5.00%, 06/01/34 (Call 06/01/15)
(NPFGC)	4,000	4,361,160
5.00%, 06/01/39 (Call 06/01/19)	500	550,115
Series B
5.00%, 06/01/23	1,000	1,240,550
5.00%, 06/01/32 (Call 06/01/22)	2,000	2,296,780
City of Redding COP Electric Power & Light Revenues
Series A
5.00%, 06/01/30 (Call 06/01/18)
(AGM)	1,000	1,106,760
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37 (Call 03/01/17)
(AMBAC)	1,390	1,443,418
Series D
5.00%, 03/01/28 (Call 03/01/14)
(NPFGC)	800	841,752
City of Vernon RB Electric Power & Light Revenues
Series A
5.13%, 08/01/21 (Call 08/01/19)	105	117,849
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40 (Call 07/01/20)	1,145	1,233,211
Series B
5.75%, 07/01/39 (Call 07/01/18)	1,250	1,410,900
Series C
6.00%, 07/01/41 (Call 07/01/18)	1,705	1,941,688
County of Solano COP Lease Abatement
5.00%, 11/01/32 (PR 11/01/12)
(NPFGC)	1,500	1,530,060
Cucamonga Valley Water District RB Water Revenue
Series A
5.38%, 09/01/35 (Call 09/01/21)
(AGM)	750	870,555
Desert Community College District GO
Series C
0.00%, 08/01/46 (Call 08/01/17)
(AGM)	2,000	308,120
5.00%, 08/01/37 (Call 08/01/17)
(AGM)	1,620	1,736,235

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Desert Sands Unified School District GO
5.00%, 06/01/29 (PR 06/01/14)
(AGM)	1,000	1,094,220
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/32 (Call 06/01/17)
(NPFGC-FGIC)	1,000	1,131,380
5.00%, 06/01/35 (Call 06/01/15)
(NPFGC)	1,100	1,206,744
5.00%, 06/01/36 (Call 06/01/20)	2,000	2,310,300
5.00%, 06/01/37 (Call 06/01/17)
(NPFGC-FGIC)	275	307,937
Eastern Municipal Water District COP Water Revenue
Series H
5.00%, 07/01/35 (Call 07/01/18)	500	541,900
Escondido Union High School District GO
Series C
0.00%, 08/01/51	1,000	119,290
Foothill-De Anza Community College District GO
Series C
5.00%, 08/01/40 (Call 08/01/21)	1,000	1,133,480
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/15/17 (Call 07/02/12)
(NPFGC)	160	123,802
0.00%, 01/15/24 (Call 07/02/12)	1,000	502,460
0.00%, 01/15/30 (Call 07/02/12)
(NPFGC)	435	152,163
5.75%, 01/15/40 (Call 07/02/12)	3,000	3,000,480
Series A
0.00%, 01/01/15	500	493,590
0.00%, 01/01/20	525	460,021
0.00%, 01/01/23	500	393,340
0.00%, 01/01/25	2,000	1,457,600
0.00%, 01/01/26	1,500	1,051,845
0.00%, 01/01/28	2,500	1,620,900
0.00%, 01/01/30	500	294,660
Los Angeles Community College District GO
Series A
5.00%, 08/01/27 (Call 08/01/17)
(NPFGC-FGIC)	2,000	2,274,640
5.00%, 08/01/32 (Call 08/01/17)
(NPFGC-FGIC)	1,210	1,342,483
6.00%, 08/01/33 (Call 08/01/19)	1,000	1,194,260
Series F-1
5.00%, 08/01/33 (Call 08/01/18)	1,500	1,665,015
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/20 (Call 08/15/18)	2,000	2,235,300
5.13%, 08/15/22 (Call 08/15/18)	1,050	1,159,662
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/14	5,490	6,012,209
5.00%, 07/01/15	900	1,021,383
5.00%, 07/01/17	200	239,278
5.00%, 07/01/22 (Call 07/01/21)	1,000	1,255,590
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34 (Call 10/01/15)
(NPFGC-FGIC)	1,500	1,622,595
Series A
5.00%, 10/01/20 (District GO)	1,000	1,257,760
Los Angeles Department of Airports RB Port Airport & Marina Revenue
5.00%, 05/15/40 (Call 05/15/20)	3,700	4,093,273
5.25%, 05/15/33 (Call 05/15/20)	1,000	1,142,970

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Series A
5.25%, 05/15/39 (Call 05/15/19)	1,000	1,113,070
Series B
5.00%, 05/15/40 (Call 05/15/20)	3,000	3,288,270
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
5.00%, 07/01/16	500	586,840
Series A
2.00%, 07/01/12	2,000	2,003,040
4.00%, 07/01/13	3,000	3,121,950
5.00%, 07/01/13	975	1,025,183
5.00%, 07/01/14	1,000	1,095,340
5.00%, 07/01/21	1,605	2,010,664
5.00%, 07/01/22 (Call 07/01/21)	500	617,005
5.00%, 07/01/30 (Call 07/01/13)	1,400	1,452,290
Series A-1
5.25%, 07/01/38 (Call 07/01/18)	5,825	6,757,990
Series B
5.25%, 07/01/24 (Call 07/01/19)	1,645	1,960,495
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/38 (Call 07/01/17)
(AMBAC)	1,800	1,978,380
Series A-2
5.00%, 07/01/44 (Call 07/01/17)
(AMBAC)	1,200	1,318,692
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series B1
4.75%, 08/01/37 (Call 08/01/14)
(NPFGC-FGIC)	295	299,593
Los Angeles Unified School District GO
5.75%, 07/01/13 (NPFGC)	585	619,655
Series A
5.00%, 07/01/13 (NPFGC)	875	920,132
5.00%, 07/01/17 (Call 07/01/16)
(NPFGC)	1,000	1,163,570
5.00%, 07/01/21 (PR 07/01/13)
(AGM)	500	525,455
5.00%, 07/01/22 (PR 07/01/13)
(AGM)	6,135	6,447,333
5.00%, 07/01/23 (PR 07/01/13)
(AGM)	1,000	1,050,910
5.00%, 07/01/24 (PR 07/01/13)
(AGM)	1,000	1,050,910
5.00%, 01/01/28 (PR 07/01/13)
(NPFGC)	2,400	2,522,184
5.25%, 07/01/14 (PR 07/01/13)
(NPFGC)	900	948,249
5.25%, 07/01/20 (PR 07/01/13)
(AGM)	2,075	2,186,241
5.38%, 07/01/18 (PR 07/01/13)	350	369,236
Series A-1
4.50%, 07/01/22 (Call 07/01/17)
(AGM)	2,700	3,045,087
4.50%, 07/01/24 (Call 07/01/17)
(AGM)	1,000	1,101,970
4.50%, 07/01/25 (Call 07/01/17)
(NPFGC)	2,900	3,183,069
Series A-2
4.00%, 07/01/14	1,000	1,072,230
5.00%, 07/01/21	1,000	1,242,870
Series B
5.00%, 07/01/16 (AGM)	600	699,720

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 07/01/22 (Call 07/01/16)
(FGIC)	200	228,366
5.00%, 07/01/23 (Call 07/01/16)
(FGIC)	500	569,420
Series D
5.00%, 01/01/34 (Call 07/01/19)	250	277,475
5.20%, 07/01/29 (Call 07/01/19)	1,000	1,139,630
Series E
4.75%, 07/01/32 (Call 07/01/17)
(AGM)	6,300	6,957,027
5.13%, 07/01/22 (PR 07/01/12)
(NPFGC)	500	502,055
5.13%, 01/01/27 (PR 07/01/12)
(NPFGC)	3,800	3,815,618
Series F
5.00%, 07/01/15 (PR 07/01/13)
(AGM)	500	525,455
5.00%, 01/01/28 (PR 07/01/13)
(FGIC)	700	735,637
Series I
5.00%, 07/01/14	400	437,168
5.00%, 07/01/27 (Call 07/01/19)	3,000	3,402,780
Series KY
4.00%, 07/01/12	4,500	4,514,175
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/19 (Call 07/01/18)
(AGM)	300	358,803
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51 (AGM)	750	92,310
Merced Union High School District GO
Series C
0.00%, 08/01/46 (Call 08/01/21)	1,500	154,500
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18	2,500	2,987,825
Series A
5.00%, 10/01/29 (Call 04/01/22)	1,000	1,205,100
Series C
5.00%, 10/01/26 (Call 10/01/21)	1,000	1,218,280
5.00%, 10/01/27	2,500	3,276,950
5.00%, 07/01/35 (Call 07/01/16)	2,400	2,685,936
Modesto Irrigation District COP Lease Revenue
Series A
6.00%, 10/01/39 (Call 04/01/19)	500	566,590
Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35 (Call 08/01/25)
(AGM)	1,500	998,580
Series E
5.00%, 06/01/37	1,750	1,914,815
Newport Mesa Unified School District GO
0.00%, 08/01/38	1,500	435,795
0.00%, 08/01/41 (Call 08/01/21)	520	81,864

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Orange County Public Financing Authority RB Lease Abatement
5.00%, 07/01/16 (NPFGC)	1,000	1,155,080
Orange County Sanitation District COP Sewer Revenue
Series A
5.00%, 02/01/39 (Call 02/01/19)	500	552,360
Palomar Pomerado Health GO
Series A
0.00%, 08/01/31 (AGM)	1,000	376,640
Peralta Community College District GO
Series C
5.00%, 08/01/39 (Call 08/01/19)	500	543,520
Pomona Public Financing Authority RB Water Revenue
Series AY
5.00%, 05/01/47 (Call 05/01/17)
(AMBAC)	625	645,494
Poway Unified School District GO
0.00%, 08/01/33	1,000	354,500
0.00%, 08/01/41	1,500	337,320
0.00%, 08/01/46	4,250	722,288
0.00%, 08/01/51	1,250	155,738
Rio Hondo Community College District GO
0.00%, 08/01/42 (Call 08/01/34)	560	357,526
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30 (AMBAC)	440	504,548
Series A
4.75%, 05/01/23 (Call 07/02/12)
(AMBAC)	180	180,094
5.40%, 11/01/20 (AMBAC)	500	577,400
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 08/01/35 (Call 08/01/15)
(NPFGC)	775	847,873
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/27 (Call 08/15/18)
(AGM)	3,875	4,376,192
Series X
5.00%, 08/15/20	500	611,580
5.00%, 08/15/25 (Call 08/15/21)	1,000	1,174,650
Sacramento Municipal Utility District RB Water Revenue
5.13%, 07/01/29 (Call 07/01/16)
(NPFGC)	1,000	1,059,350
San Diego Community College District GO
5.00%, 08/01/30 (Call 08/01/17)
(AGM)	900	1,001,007
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40 (Call 07/01/20)	1,420	1,534,523
San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33 (Call 05/01/18)
(AGM)	3,800	4,176,694
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/39 (Call 05/15/19)	1,000	1,128,240
Series B
5.00%, 05/15/13	800	836,008
5.00%, 05/15/18	1,000	1,209,210
5.00%, 05/15/22 (Call 05/15/19)	2,000	2,415,620

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.50%, 08/01/39 (Call 08/01/19)	700	808,164
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36 (Call 02/01/19)	1,500	1,675,320
San Diego Unified School District GO
0.00%, 07/01/30	1,300	551,356
0.00%, 07/01/35	1,710	535,931
0.00%, 07/01/43	1,180	237,605
0.00%, 07/01/44	1,800	344,016
Series C
0.00%, 07/01/46	275	47,454
0.00%, 07/01/48 (Call 07/01/40)	1,500	641,790
Series D-1
5.50%, 07/01/17 (NPFGC)	105	124,520
Series D-2
4.75%, 07/01/27 (Call 07/01/15)
(AGM)	3,595	3,910,821
Series E
0.00%, 07/01/47 (Call 07/01/42)	1,000	342,090
Series F-1
4.50%, 07/01/29 (Call 07/01/16)
(AGM)	1,200	1,273,104
Series R-1
0.00%, 07/01/31	2,000	799,340
San Francisco Bay Area Rapid Transit District GO
Series B
5.00%, 08/01/32 (Call 08/01/17)	1,400	1,598,506
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Second Series
5.00%, 05/01/28 (Call 05/01/22)	1,500	1,734,735
Series A
4.90%, 05/01/29 (Call 11/01/19)	1,000	1,128,880
Series E
6.00%, 05/01/39 (Call 05/01/19)	4,000	4,679,040
Series F
5.00%, 05/01/35 (Call 05/01/20)	500	545,675
San Francisco City & County Public Utilities Commission RB Water Revenue
5.00%, 11/01/35 (Call 05/01/22)	2,000	2,247,700
Series A
4.75%, 11/01/36 (Call 05/01/16)
(AGM)	2,000	2,117,000
5.00%, 11/01/30 (Call 11/01/21)	500	578,385
5.00%, 11/01/32 (Call 11/01/21)	2,000	2,285,400
5.00%, 11/01/35 (Call 11/01/19)	1,000	1,126,420
5.00%, 11/01/41 (Call 11/01/21)	1,750	1,960,472
Series B
5.00%, 11/01/39 (Call 11/01/19)	1,000	1,115,180
San Joaquin County Transportation Authority RB Sales Tax Revenue
Series A
5.50%, 03/01/41 (Call 03/01/21)	500	580,920
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/19	980	886,439
0.00%, 01/01/20	500	438,115
San Jose Financing Authority RB Lease Abatement
Series B
5.00%, 06/01/27 (Call 07/02/12)
(AMBAC)	1,000	1,003,130
San Marcos Unified School District GO
Series B
0.00%, 08/01/47	500	78,200
0.00%, 08/01/51	1,500	181,680

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

San Mateo County Community College District GO
Series B
5.00%, 09/01/31 (Call 09/01/16)	3,750	4,191,450
5.00%, 09/01/38 (Call 09/01/16)	1,700	1,897,540
Series C
0.00%, 09/01/30 (NPFGC)	500	224,180
San Mateo Joint Powers Financing Authority RB Lease Abatement
Series A
5.00%, 07/15/33 (Call 07/15/18)	750	803,370
San Mateo Union High School District GO
0.00%, 09/01/33	500	247,110
0.00%, 09/01/41 (Call 09/01/36)	460	229,558
Series A
0.00%, 07/01/51 (Call 09/01/41)	1,500	540,345
San Mateo-Foster City School Facilities Financing Authority RB Miscellaneous Revenue
4.50%, 08/15/15 (AGM)	100	112,322
Santa Clara County Financing Authority RB Lease Abatement
Series L
5.25%, 05/15/36 (Call 05/15/18)	500	552,320
Santa Clara Valley Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 04/01/32 (Call 04/01/17)
(AMBAC)	1,400	1,565,270
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15 (NPFGC)	500	480,875
6.75%, 07/01/13	1,200	1,275,840
Series 2010-1
5.00%, 07/01/22 (Call 07/01/20)	2,000	2,440,740
5.00%, 07/01/30 (Call 07/01/20)	1,750	1,988,770
Series A
5.00%, 07/01/18	1,500	1,825,560
Series A-2003-1
5.00%, 07/01/33 (PR 07/01/13)
(AMBAC)	625	657,169
State of California GO
3.00%, 09/01/13	500	516,550
3.20%, 04/01/13	300	307,338
3.50%, 10/01/17	1,000	1,105,210
4.00%, 08/01/12	1,000	1,006,320
4.00%, 04/01/13	1,750	1,804,442
4.00%, 09/01/13 (NPFGC)	700	731,892
4.00%, 11/01/13	1,000	1,050,830
4.00%, 09/01/14 (NPFGC)	500	537,255
4.00%, 08/01/15	200	218,000
4.00%, 07/01/16 (Call 07/02/12)	750	752,205
4.00%, 09/01/17	295	333,208
4.00%, 09/01/20	500	564,850
4.50%, 08/01/26 (Call 02/01/17)	1,650	1,774,921
4.50%, 08/01/27 (Call 02/01/17)	2,000	2,139,660
4.50%, 08/01/30 (Call 02/01/17)	3,000	3,167,700
4.75%, 04/01/18	280	328,334
5.00%, 09/01/12	230	232,755
5.00%, 11/01/12	500	509,975
5.00%, 02/01/13	1,000	1,031,690
5.00%, 03/01/13	2,360	2,443,945
5.00%, 05/01/13	1,800	1,877,886
5.00%, 03/01/14	1,600	1,724,320
5.00%, 03/01/14 (NPFGC-FGIC)	165	177,821
5.00%, 05/01/14	1,125	1,219,950
5.00%, 08/01/14	660	721,981
5.00%, 11/01/14	500	551,250
5.00%, 03/01/15	500	553,980
5.00%, 04/01/15	2,500	2,776,400
5.00%, 11/01/15	1,500	1,694,010

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 12/01/15	380	418,715
5.00%, 02/01/16	3,000	3,406,890
5.00%, 03/01/16	2,845	3,238,748
5.00%, 04/01/16	600	684,678
5.00%, 05/01/16 (Call 05/01/15)	300	337,362
5.00%, 08/01/16	200	230,380
5.00%, 09/01/16	1,000	1,154,590
5.00%, 10/01/16	850	983,637
5.00%, 11/01/16 (AMBAC)	345	400,145
5.00%, 12/01/16	200	232,500
5.00%, 03/01/17 (Call 03/01/15)	3,100	3,404,017
5.00%, 04/01/17	725	847,772
5.00%, 05/01/17 (Call 05/01/15)	550	615,560
5.00%, 06/01/17 (Call 06/01/15)	4,750	5,251,837
5.00%, 06/01/17 (XLCA)	300	352,104
5.00%, 03/01/18	400	473,788
5.00%, 04/01/18	2,650	3,144,145
5.00%, 05/01/18 (Call 05/01/15)	1,620	1,810,625
5.00%, 06/01/18 (Call 06/01/17)
(NPFGC)	1,000	1,160,090
5.00%, 08/01/18 (Call 02/01/17)	295	338,949
5.00%, 03/01/19 (Call 03/01/15)	6,125	6,810,632
5.00%, 04/01/19 (Call 04/01/18)	1,150	1,349,617
5.00%, 09/01/19	500	604,125
5.00%, 10/01/19	1,000	1,209,570
5.00%, 11/01/20 (Call 11/01/17)
(NPFGC)	500	589,085
5.00%, 12/01/20 (Call 12/01/16)	510	586,005
5.00%, 03/01/21 (Call 03/01/16)	1,300	1,456,793
5.00%, 08/01/21 (Call 02/01/17)	900	1,016,799
5.00%, 10/01/21 (Call 10/01/19)	1,800	2,099,358
5.00%, 11/01/21 (Call 11/01/17)	250	292,488
5.00%, 04/01/22	1,000	1,206,550
5.00%, 08/01/22 (Call 02/01/17)	320	365,722
5.00%, 12/01/22 (Call 12/01/16)	250	284,073
5.00%, 06/01/23 (Call 12/01/14)
(AMBAC)	1,000	1,087,990
5.00%, 08/01/23 (Call 02/01/17)	340	386,553
5.00%, 10/01/23 (Call 07/02/12)	500	501,550
5.00%, 02/01/24 (Call 08/01/13)	3,505	3,652,946
5.00%, 08/01/24 (Call 02/01/17)	750	843,945
5.00%, 02/01/25 (Call 08/01/13)	1,500	1,561,710
5.00%, 04/01/25 (Call 04/01/18)	1,050	1,192,117
5.00%, 08/01/25 (Call 02/01/17)	2,850	3,187,497
5.00%, 11/01/25 (Call 11/01/20)	500	573,880
5.00%, 12/01/25 (Call 12/01/16)	1,000	1,112,900
5.00%, 02/01/26 (Call 02/01/22)	2,000	2,313,240
5.00%, 12/01/26 (Call 12/01/16)	1,250	1,379,875
5.00%, 02/01/27 (AMBAC)	550	664,928
5.00%, 06/01/27 (Call 06/01/17)
(NPFGC-FGIC)	2,000	2,219,540
5.00%, 08/01/27 (Call 08/01/15)
(AGM)	1,000	1,087,410
5.00%, 03/01/28 (Call 03/01/16)	1,250	1,347,200
5.00%, 08/01/28 (Call 08/01/18)	250	280,943
5.00%, 10/01/29 (Call 10/01/19)	13,185	14,507,587
5.00%, 02/01/31 (Call 02/01/22)	2,000	2,235,440
5.00%, 04/01/31 (PR 04/01/14)
(AMBAC)	1,450	1,575,613
5.00%, 02/01/32 (Call 08/01/13)	1,665	1,800,131
5.00%, 02/01/32 (PR 08/01/13)	335	353,536
5.00%, 06/01/32 (Call 06/01/17)	3,020	3,269,331
5.00%, 11/01/32 (Call 11/01/17)	2,995	3,270,420

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 02/01/33 (Call 02/01/22)	3,000	3,309,240
5.00%, 06/01/37 (Call 06/01/17)	5,250	5,490,660
5.00%, 11/01/37 (Call 11/01/17)	6,100	6,491,986
5.00%, 12/01/37 (Call 12/01/17)	4,815	5,055,461
5.00%, 04/01/38 (Call 04/01/18)	2,835	2,979,557
5.00%, 09/01/41 (Call 09/01/21)	3,000	3,217,860
5.00%, 10/01/41 (Call 10/01/21)	3,000	3,219,510
5.00%, 04/01/42 (Call 04/01/22)	2,000	2,151,060
5.13%, 03/01/25 (Call 03/01/18)	560	638,641
5.13%, 02/01/28 (PR 02/01/14)	1,200	1,296,240
5.13%, 04/01/33 (Call 04/01/18)	2,975	3,192,234
5.25%, 12/01/12	1,000	1,025,180
5.25%, 02/01/14 (PR 08/01/13)	170	179,901
5.25%, 02/01/14 (Call 08/01/13)	5	5,283
5.25%, 10/01/20 (Call 10/01/19)	1,160	1,395,318
5.25%, 10/01/21 (Call 10/01/19)	1,000	1,182,960
5.25%, 09/01/22	300	369,993
5.25%, 02/01/23	250	307,795
5.25%, 09/01/23 (Call 09/01/21)	4,790	5,750,251
5.25%, 09/01/24 (Call 09/01/21)	2,000	2,381,880
5.25%, 09/01/25 (Call 09/01/21)	250	295,353
5.25%, 10/01/29 (Call 10/01/19)	3,400	3,807,422
5.25%, 02/01/30 (Call 02/01/22)	1,000	1,148,620
5.25%, 03/01/30 (Call 03/01/20)	500	575,765
5.25%, 08/01/32 (AGM)	2,780	3,406,390
5.25%, 04/01/34 (PR 04/01/14)	1,000	1,091,200
5.25%, 04/01/35 (Call 04/01/22)	1,000	1,121,490
5.25%, 03/01/38 (Call 03/01/18)	5,750	6,229,147
5.50%, 04/01/18	1,000	1,214,180
5.50%, 04/01/19	155	191,188
5.50%, 04/01/21 (Call 04/01/19)	315	382,949
5.50%, 04/01/23 (Call 04/01/19)	2,000	2,383,400
5.50%, 08/01/30 (Call 08/01/18)	485	551,610
5.50%, 11/01/34 (Call 11/01/19)	1,000	1,147,200
5.50%, 11/01/39 (Call 11/01/19)	1,490	1,675,892
5.50%, 03/01/40 (Call 03/01/20)	2,000	2,257,760
5.60%, 03/01/36 (Call 03/01/20)	595	681,221
5.75%, 04/01/27 (Call 04/01/19)	1,000	1,176,150
5.75%, 04/01/28 (Call 04/01/19)	1,700	1,987,963
5.75%, 04/01/31 (Call 04/01/19)	2,200	2,566,740
6.00%, 03/01/33 (Call 03/01/20)	1,000	1,204,490
6.00%, 04/01/35 (Call 04/01/19)	430	505,082
6.00%, 11/01/35 (Call 11/01/19)	235	279,154
6.00%, 04/01/38 (Call 04/01/19)	17,350	20,228,712
6.00%, 11/01/39 (Call 11/01/19)	5,500	6,477,625
6.25%, 09/01/12	345	350,175
6.50%, 04/01/33 (Call 04/01/19)	4,700	5,715,764
Series A
4.25%, 07/01/17	1,080	1,250,629
5.00%, 07/01/12 (NPFGC)	695	697,794
5.00%, 07/01/15 (PR 07/01/14)	1,050	1,152,879
5.00%, 07/01/15 (Call 07/01/14)
(NPFGC)	600	655,626
5.00%, 07/01/17	625	746,888
5.00%, 07/01/18	3,950	4,796,959
5.00%, 07/01/19	745	917,624
5.00%, 07/01/20 (Call 07/01/19)	2,930	3,546,531
5.00%, 07/01/22 (Call 07/01/16)	5,315	6,082,433
5.25%, 07/01/12	2,535	2,545,622
5.25%, 07/01/13	1,675	1,762,720
5.25%, 07/01/13 (NPFGC)	3,065	3,229,006
5.25%, 07/01/14	3,205	3,526,004
5.25%, 07/01/14 (NPFGC-FGIC)	2,500	2,742,500

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.25%, 07/01/21 (Call 07/01/19)	2,000	2,428,740
Series B
5.00%, 07/01/23	1,800	1,963,728
Turlock Irrigation District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/40 (Call 01/01/20)	2,000	2,155,420
University of California Regents RB College & University Revenue
Series D
5.00%, 05/15/37 (Call 05/15/16)
(NPFGC-FGIC)	1,885	2,088,768
5.00%, 05/15/41 (Call 05/15/16)
(NPFGC-FGIC)	250	273,983
Series G
4.75%, 05/15/35 (Call 05/15/13)
(NPFGC-FGIC)	460	479,867
Series J
4.50%, 05/15/26 (Call 05/15/15)
(AGM)	1,500	1,617,960
4.50%, 05/15/31 (Call 05/15/15
(AGM)	2,000	2,101,960
4.50%, 05/15/35 (Call 05/15/15)
(AGM)	1,220	1,271,960
5.00%, 05/15/14 (NPFGC)	150	163,437
Series Q
5.00%, 05/15/21 (Call 05/15/17)	300	348,588
University of California Regents RB Health Hospital Nursing Home Revenue
Series A
4.75%, 05/15/31 (Call 05/15/15)	1,250	1,358,050
(NPFGC)
Ventura County Community College District GO
Series C
5.50%, 08/01/33 (Call 08/01/18)	905	1,077,357
Whittier Union High School District GO
0.00%, 08/01/34 (Call 08/01/19)	500	132,560
William S Hart Union High School District GO
Series B
0.00%, 08/01/34 (AGM)	500	162,330
Yosemite Community College District GO
Series C
5.00%, 08/01/28 (Call 08/01/18)
(AGM)	1,000	1,122,560

		671,137,933
COLORADO—0.84%
City & County of Denver RB Port Airport & Marina Revenue
Series A
5.00%, 11/15/21 (Call 11/15/20)	1,000	1,179,120
5.25%, 11/15/36 (Call 11/15/19)	200	223,346

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

City of Aurora RB Water Revenue
Series A
5.00%, 08/01/39 (Call 08/01/17)
(AMBAC)	1,000	1,120,110
Colorado Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 12/15/15 (NPFGC-FGIC)	5,870	6,765,234
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP Lease Non-Terminable
5.25%, 11/01/23 (Call 11/01/18)	500	583,715
Colorado State University Board of Governors RB Enterprise Revenue
Series A
5.00%, 03/01/38 (Call 03/01/22)
(HERBIP)	500	563,240
Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23 (NPFGC-FGIC)	540	719,998
E-470 Public Highway Authority RB Highway Revenue Tolls
0.00%, 09/01/40	850	172,830
0.00%, 09/01/41	1,000	192,180
Series B
0.00%, 09/01/16 (NPFGC)	765	687,766
0.00%, 09/01/19 (NPFGC)	435	339,387
0.00%, 09/01/20 (NPFGC)	715	525,947
0.00%, 09/01/23 (NPFGC)	165	101,198
0.00%, 09/01/24 (NPFGC)	1,000	578,580
0.00%, 09/01/29 (NPFGC)	2,500	1,061,150
Jefferson County School District No. R-1 GO
5.00%, 12/15/18 (SAW)	500	614,445
5.00%, 12/15/22 (PR 12/15/14)
(AGM)	3,535	3,944,883
5.00%, 12/15/24 (PR 12/15/14)
(AGM)	540	602,613
Regional Transportation District COP Lease Renewal
Series A
5.38%, 06/01/31 (Call 06/01/20)	500	561,955
Regional Transportation District RB Sales Tax Revenue
Series A
4.50%, 11/01/34 (Call 11/01/17)
(AGM)	3,475	3,639,784
State of Colorado Building Excellent Schools Today COP Lease Revenue
Series G
5.00%, 03/15/32 (Call 03/15/21)	1,000	1,119,820

		25,297,301
CONNECTICUT—0.92%
State of Connecticut GO
Series A
4.00%, 01/01/13	1,465	1,497,611
5.00%, 01/01/14	4,800	5,149,728
5.00%, 01/01/16	1,000	1,153,440
5.00%, 02/15/25 (Call 02/15/19)	2,660	3,202,055
Series B
5.00%, 05/01/16	500	582,645
5.00%, 05/15/21	1,000	1,255,390
5.25%, 06/01/20 (AMBAC)	790	998,813
Series C
5.00%, 12/01/15	500	575,200
5.50%, 12/15/13	1,000	1,079,730
5.50%, 12/15/15	275	321,503

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Series D
5.00%, 01/01/14	1,000	1,072,860
5.00%, 11/01/19	1,000	1,244,230
5.00%, 11/01/31 (Call 11/01/21)	2,000	2,360,140
Series E
5.00%, 12/15/18 (Call 12/15/16)	230	270,825
5.50%, 11/15/12	950	973,056
Series F
5.00%, 10/15/21 (PR 10/15/12)
(AGM-CR)	3,500	3,562,580
State of Connecticut ST Obligation Revenue
Series 1
5.00%, 02/01/17	500	593,650
State of Connecticut ST Sales Tax Revenue
5.50%, 10/01/12 (NPFGC-FGIC)	500	508,860
Series 1
5.00%, 02/01/19	1,000	1,226,860

		27,629,176
DELAWARE—0.02%
State of Delaware GO
Series 2009C
5.00%, 10/01/16	500	593,725

		593,725
DISTRICT OF COLUMBIA—0.87%
District of Columbia GO
Series A
4.50%, 06/01/37 (Call 06/01/17)
(NPFGC-FGIC)	3,600	3,717,072
Series C
5.00%, 06/01/16 (AGM)	1,000	1,164,290
District of Columbia RB College & University Revenue
5.25%, 04/01/34 (Call 10/01/18)	1,000	1,111,370
Series A
4.50%, 04/01/42 (Call 04/01/17)
(AMBAC)	1,100	1,126,334
District of Columbia RB Income Tax Revenue
Series A
5.00%, 12/01/25 (Call 06/01/20)	1,000	1,190,790
5.00%, 12/01/26 (Call 06/01/20)	500	592,155
5.00%, 12/01/27 (Call 06/01/20)	500	589,375
5.00%, 12/01/31 (Call 06/01/20)	500	574,875
Series C
5.00%, 12/01/12	400	409,612
5.00%, 12/01/13	1,000	1,070,450
Series G
5.00%, 12/01/36 (Call 12/01/21)	2,500	2,872,750
District of Columbia RB Miscellaneous Revenue
Series A
5.25%, 12/01/34 (Call 12/01/19)	1,370	1,647,672
Series B
5.00%, 12/01/25 (Call 12/01/19)	400	478,428
District of Columbia RB Recreational Revenue
Series B-1
5.00%, 02/01/31 (Call 02/01/16)
(NPFGC-FGIC)	1,000	1,026,870
District of Columbia Water & Sewer Authority RB Sewer Revenue
Series A
5.50%, 10/01/39 (Call 10/01/18)	1,000	1,133,930
6.00%, 10/01/35 (Call 10/01/18)	500	627,535

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

District of Columbia Water & Sewer Authority RB Water Revenue
5.00%, 10/01/33 (PR 10/01/13)
(NPFGC-FGIC)	2,815	2,988,573
5.50%, 10/01/23 (AGM)	240	314,549
Metropolitan Washington Airports Authority RB Highway Revenue Tolls
Series A
0.00%, 10/01/37	4,000	953,760
5.25%, 10/01/44 (Call 10/01/19)	2,180	2,380,538
Washington D.C. Convention Center Authority RB Miscellaneous Taxes
Series A
4.50%, 10/01/30 (Call 10/01/16)
(AMBAC)	200	201,242

		26,172,170
FLORIDA—3.81%
Broward County RB Port Airport & Marina Revenue
Series O
5.38%, 10/01/29 (Call 10/01/19)	1,560	1,768,151
Broward County RB Water & Sewer Utility Revenue
Series A
5.25%, 10/01/34 (Call 10/01/18)	500	578,745
Broward County School Board COP Lease Renewal
Series A
5.00%, 07/01/21	1,000	1,178,420
City of Cape Coral RB Water Revenue
Series A
5.00%, 10/01/42 (Call 10/01/21)
(AGM)	1,000	1,101,180
City of Clearwater RB Water & Sewer Revenue
Series A
5.25%, 12/01/39 (Call 12/01/19)	1,000	1,126,500
City of Gainesville RB Multiple Utility Revenue
Series A
5.00%, 10/01/35 (PR 10/01/15)
(AGM)	1,250	1,435,488
City of Tallahassee RB Water Revenue
5.00%, 10/01/37 (Call 10/01/17)	1,750	1,966,930
County of Hillsborough School Board COP Lease Appropriation
Series A
5.00%, 07/01/29 (Call 07/01/22)	2,500	2,852,725
County of Miami-Dade GO
5.00%, 07/01/41 (Call 07/01/20)	1,000	1,104,050
Series B-1
5.63%, 07/01/38 (Call 07/01/18)	1,000	1,121,900
County of Miami-Dade RB Miscellaneous Revenue
Series B
5.00%, 10/01/35 (Call 10/01/15)
(NPFGC)	1,125	1,176,885
County of Miami-Dade RB Miscellaneous Taxes
Series A
0.00%, 10/01/24 (Call 07/02/12)
(NPFGC)	375	193,650
Series B
0.00%, 10/01/35 (Call 07/02/12)
(NPFGC)	850	231,115
County of Miami-Dade RB Port Airport & Marina Revenue
Series A
5.00%, 10/01/29 (Call 10/01/20)	3,000	3,281,850
5.38%, 10/01/35 (Call 10/01/20)	1,000	1,125,230
5.38%, 10/01/41 (Call 10/01/20)	4,000	4,464,320
Series B
5.00%, 10/01/41 (Call 10/01/20)	1,000	1,076,100

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

County of Miami-Dade RB Water Revenue
5.00%, 10/01/39 (Call 10/01/20)
(AGM)	3,475	3,817,148
Series B
5.00%, 10/01/14 (AGM)	500	549,205
Series C
5.38%, 10/01/24 (Call 10/01/18)	2,500	2,898,975
County of Palm Beach RB Miscellaneous Revenue
5.00%, 05/01/38 (Call 05/01/18)	3,000	3,226,890
County of Seminole RB Water Revenue
5.00%, 10/01/31 (Call 10/01/16)	3,600	3,878,244
5.00%, 10/01/36 (Call 10/01/16)	2,020	2,154,148
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.25%, 07/01/14	500	534,330
5.00%, 07/01/12	5,530	5,552,009
5.00%, 07/01/14	1,000	1,084,100
5.00%, 07/01/15	310	345,501
5.00%, 07/01/16	2,040	2,319,582
Florida Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 10/01/31 (Call 10/01/18)	450	486,698
5.25%, 10/01/21 (Call 10/01/18)	180	209,992
Florida State Board of Education GO
Series A
5.00%, 01/01/15	2,865	3,197,053
5.00%, 06/01/34 (Call 06/01/14)	1,000	1,077,090
Series C
5.00%, 06/01/22 (Call 06/01/19)	1,500	1,783,845
5.00%, 06/01/25 (Call 06/01/15)
(GTD)	1,455	1,618,673
Series D
5.00%, 06/01/21 (Call 06/01/19)	1,000	1,213,910
5.00%, 06/01/37 (Call 06/01/17)	3,085	3,464,733
Florida State Board of Education RB Miscellaneous Revenue
Series E
5.00%, 07/01/20	1,000	1,230,840
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series D
5.00%, 07/01/13	1,500	1,573,335
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/32 (Call 07/01/17)	1,000	1,135,390
Series C
5.00%, 07/01/33 (Call 07/01/13)	1,000	1,047,410
Florida State Department of Transportation RB Transit Revenue
Series A
4.75%, 07/01/31 (Call 07/01/16)
(NPFGC)	350	372,568
JEA Electric System RB Electric Revenue
Series 3-D-2
5.00%, 10/01/38 (Call 04/01/20)	1,000	1,109,180
JEA St. Johns River Power Park System RB Electric Power & Light Revenues
Series 21
5.00%, 10/01/20 (Call 04/01/15)
(NPFGC)	500	555,135
Series 23
3.00%, 10/01/12	5,000	5,047,100
5.00%, 10/01/14	1,500	1,656,825
5.00%, 10/01/15	200	227,978
5.00%, 10/01/18	500	608,380

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

JEA Water & Sewer System RB Water Revenue
Series A
5.00%, 10/01/31 (Call 04/01/21)	1,000	1,149,130
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/39 (Call 07/01/16)
(AMBAC)	1,000	1,053,080
Series A
5.00%, 07/01/40 (Call 07/01/20)	1,000	1,069,880
Miami-Dade County School Board COP Lease Appropriation
Series A
4.00%, 08/01/29 (Call 08/01/22)	1,000	982,150
Miami-Dade County School Board COP Lease Renewal
Series A
5.25%, 02/01/27 (Call 02/01/19)
(AGM)	2,690	3,006,613
Series B
5.25%, 05/01/31 (Call 05/01/18)
(AGM)	2,250	2,500,627
Orange County School Board COP Lease Appropriation
Series A
5.00%, 08/01/32 (Call 08/01/17)
(NPFGC-FGIC)	2,500	2,710,150
Orlando Utilities Commission RB Multiple Utility Revenue
5.00%, 10/01/18 (Call 10/01/16)	1,500	1,749,300
Orlando Utilities Commission RB Water Revenue
Series B
5.00%, 10/01/33 (Call 04/01/19)	500	572,055
Orlando-Orange County Expressway Authority RB Highway Revenue Tolls
Series A
5.00%, 07/01/35 (Call 07/01/20)	2,000	2,196,280
5.00%, 07/01/40 (Call 07/01/20)	2,500	2,723,375
Series B
5.00%, 07/01/35 (Call 07/01/13)
(AMBAC)	1,000	1,018,450
Palm Beach County School District COP Lease Appropriation
Series C
4.50%, 08/01/27 (Call 08/01/17)
(AMBAC)	300	313,911
Palm Beach County School District COP Lease Renewal
Series E
5.00%, 08/01/32 (Call 08/01/17)
(NPFGC)	500	541,535
Palm Beach County Solid Waste Authority RB Resource Recovery Revenue
5.00%, 10/01/31 (Call 10/01/21)	1,890	2,149,459
5.50%, 10/01/22 (Call 10/01/19)
(BHAC)	220	270,501
State of Florida GO
Series A
5.00%, 06/01/16	1,000	1,170,920
5.00%, 06/01/18	500	610,455
5.00%, 06/01/21 (Call 06/01/20)	500	614,075
5.00%, 07/01/39 (Call 07/01/19)	1,000	1,138,970
Series D
5.00%, 06/01/34 (Call 06/01/18)	2,000	2,218,580
Series H
5.00%, 06/01/40 (Call 06/01/20)	1,000	1,144,370
Tampa Bay Water RB Water Revenue
5.00%, 10/01/38 (Call 10/01/18)	2,000	2,186,820
Series A
5.00%, 10/01/16	500	589,960
Series B
5.00%, 10/01/19	1,000	1,236,930

		114,677,082

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

GEORGIA—2.39%
Augusta Georgia RB Water & Sewer Revenue
5.25%, 10/01/39 (Call 10/01/14)
(AGM)	900	972,594
City of Atlanta RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/21	1,000	1,209,200
Series B
5.00%, 01/01/18	685	805,314
5.00%, 01/01/21 (Call 01/01/20)	1,000	1,179,270
5.00%, 01/01/37 (Call 01/01/22)	1,345	1,487,247
5.00%, 01/01/42 (Call 01/01/22)	1,000	1,100,670
Series C
5.25%, 01/01/30 (Call 01/01/21)	1,835	2,090,230
City of Atlanta RB Water & Wastewater Revenue
Series A
5.50%, 11/01/15 (NPFGC-FGIC)	500	575,530
5.50%, 11/01/18 (NPFGC-FGIC)	100	122,529
6.00%, 11/01/26 (Call 11/01/19)	1,000	1,205,140
6.00%, 11/01/27 (Call 11/01/19)	1,000	1,198,130
6.00%, 11/01/28 (Call 11/01/19)	2,320	2,766,067
6.25%, 11/01/39 (Call 11/01/19)	2,750	3,268,815
County of DeKalb RB Water Revenue
Series A
5.00%, 10/01/35 (Call 10/01/13)	1,000	1,019,070
Series B
5.25%, 10/01/32 (Call 10/01/26)
(AGM)	2,190	2,652,090
County of Fulton RB Water Revenue
5.00%, 01/01/35 (Call 01/01/14)
(NPFGC-FGIC)	1,600	1,676,720
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/18 (AGM)	900	1,092,996
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/13 (NPFGC)	1,500	1,570,755
5.00%, 06/01/14 (NPFGC)	200	217,964
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/12	1,200	1,200,000
5.00%, 06/01/16	2,000	2,334,080
5.00%, 06/01/19	1,100	1,354,595
Gwinnett County School District GO
5.00%, 02/01/13	2,625	2,708,869
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/27 (Call 07/01/17)
(AGM)	3,025	3,423,846
5.00%, 07/01/28 (Call 07/01/17)
(AGM)	950	1,061,492
5.00%, 07/01/37 (Call 07/01/17)
(AGM)	4,400	4,876,916
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series A
5.00%, 11/01/24 (Call 11/01/20)	1,000	1,160,020
5.25%, 01/01/17	500	586,865
Series D
5.75%, 01/01/19 (Call 07/01/18)	2,000	2,450,660
5.75%, 01/01/20 (Call 07/01/18)	500	604,020
Series Y
6.40%, 01/01/13 (AMBAC)	55	56,571

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

State of Georgia GO
Series B
5.00%, 07/01/18 (Call 07/01/15)	1,090	1,235,940
5.00%, 07/01/19 (Call 07/01/15)	1,000	1,128,960
5.00%, 01/01/20 (Call 01/01/19)	2,500	3,069,400
5.00%, 01/01/24 (Call 01/01/19)	1,000	1,202,630
Series C
5.00%, 07/01/20 (Call 07/01/17)	2,000	2,371,620
5.50%, 07/01/14	625	691,756
5.50%, 07/01/16 (Call 07/01/14)	3,975	4,384,624
Series E
4.00%, 07/01/13	2,500	2,603,025
5.00%, 07/01/14	1,000	1,096,440
Series I
5.00%, 07/01/18	825	1,017,365
5.00%, 07/01/19	1,500	1,880,160
5.00%, 07/01/20	2,600	3,289,130

		71,999,315
GUAM—0.04%
Government of Guam RB Business Privileges Taxes
Series A
5.00%, 01/01/31 (Call 01/01/22)	1,000	1,098,130

		1,098,130
HAWAII—0.96%
City & County of Honolulu GO
Series B
5.25%, 10/01/12 (NPFGC)	4,000	4,067,520
City & County of Honolulu RB Wastewater Revenue
Series A
5.00%, 07/01/36 (Call 07/01/16)
(NPFGC)	2,800	3,121,916
State of Hawaii GO
Series DG
5.00%, 07/01/13 (AMBAC)	4,315	4,537,093
5.00%, 07/01/15 (AMBAC)	2,200	2,498,892
Series DJ
5.00%, 04/01/25 (Call 04/01/17)
(AMBAC)	1,000	1,143,980
Series DQ
5.00%, 06/01/22 (Call 06/01/19)	500	606,550
Series DY
5.00%, 02/01/18	1,000	1,212,200
Series DZ
5.00%, 12/01/20	750	943,223
5.00%, 12/01/22 (Call 12/01/21)	1,000	1,241,580
5.00%, 12/01/23 (Call 12/01/21)	1,000	1,225,120
5.00%, 12/01/28 (Call 12/01/21)	500	597,650
5.00%, 12/01/30 (Call 12/01/21)	750	886,800
5.00%, 12/01/31 (Call 12/01/21)	1,500	1,764,015
Series EA
5.00%, 12/01/20	500	628,815
State of Hawaii RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/39 (Call 07/01/20)	3,700	3,995,704
University of Hawaii Board of Regents RB College & University Revenue
Series A
5.50%, 07/15/29 (PR 07/15/12)
(FGIC)	500	503,255

		28,974,313

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

ILLINOIS—4.12%
Chicago Board of Education COP Lease Non-Terminable
Series A
6.00%, 01/01/20 (NPFGC, GO of Board)	1,000	1,182,220
Chicago Board of Education GO
Series A
5.00%, 12/01/41 (Call 12/01/21)	1,000	1,089,950
5.50%, 12/01/26 (NPFGC-FGIC)	1,000	1,218,630
Series B
5.00%, 12/01/23 (Call 12/01/17)
(AMBAC)	1,000	1,118,180
Series C
5.00%, 12/01/27 (Call 12/01/18)
(AGM)	5,600	6,181,112
5.25%, 12/01/26 (Call 12/01/18)	145	163,617
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/19 (PR 12/01/16)
(AMBAC)	55	65,758
5.00%, 06/01/19 (Call 12/01/16)
(AMBAC)	270	300,788
City of Chicago GO
Series A
5.00%, 01/01/15 (AGM)	500	552,365
5.00%, 01/01/24 (Call 01/01/16)
(AGM)	2,500	2,729,950
5.00%, 01/01/26 (Call 01/01/20)
(AGM)	1,000	1,117,470
5.00%, 01/01/27 (Call 01/01/20)
(AGM)	1,020	1,133,302
5.00%, 01/01/29 (Call 01/01/17)
(NPFGC-FGIC)	900	964,953
5.00%, 01/01/34 (PR 01/01/14)
(AGM)	1,650	1,771,588
5.00%, 01/01/40 (Call 01/01/21)	1,000	1,072,760
City of Chicago RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/21 (Call 01/01/16)
(AMBAC)	500	554,910
5.00%, 01/01/33 (Call 01/01/16)
(NPFGC-FGIC)	1,500	1,555,650
5.00%, 01/01/38 (Call 01/01/18)
(AGM)	500	528,885
5.75%, 01/01/39 (Call 01/01/21)	500	579,955
Series B
5.00%, 01/01/19 (Call 01/01/17)
(AGM)	1,270	1,440,218
5.00%, 01/01/20 (Call 01/01/17)
(AGM)	510	575,724
5.25%, 01/01/15 (NPFGC-FGIC)	510	565,687
5.25%, 01/01/17 (NPFGC)	1,050	1,226,809
5.25%, 01/01/18 (NPFGC)	820	969,625
Series C
5.25%, 01/01/35 (Call 01/01/20)
(AGM)	2,500	2,762,825
6.50%, 01/01/41 (Call 01/01/21)	1,115	1,349,150
Series F
5.00%, 01/01/35 (Call 01/01/20)	1,000	1,066,850
5.00%, 01/01/40 (Call 01/01/20)	610	639,371
City of Chicago RB Sales Tax Revenue
Series A
5.00%, 01/01/41 (Call 01/01/22)	1,000	1,103,210

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

City of Chicago RB Water Revenue
5.00%, 11/01/42 (Call 11/01/22)	1,000	1,117,000
5.25%, 11/01/38 (Call 11/01/18)	1,000	1,103,390
County of Cook GO
Series A
4.75%, 11/15/30 (Call 05/15/16)
(AMBAC)	500	526,105
4.75%, 11/15/31 (Call 05/15/16)
(AMBAC)	535	561,515
5.00%, 11/15/19	500	596,195
5.00%, 11/15/26 (Call 05/15/16)
(AMBAC)	1,575	1,747,478
5.25%, 11/15/22 (Call 11/15/20)	1,000	1,178,620
5.25%, 11/15/28 (Call 11/15/21)	500	567,330
Series B
5.00%, 11/15/29 (Call 11/15/14)
(NPFGC)	765	817,816
Illinois Municipal Electric Agency RB Electric Power & Light Revenues
Series A
5.00%, 02/01/35 (Call 02/01/17)
(NPFGC-FGIC)	2,700	2,893,266
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/14 (AGM)	500	531,745
5.00%, 01/01/21 (Call 07/01/15)
(AGM)	1,000	1,115,970
5.00%, 01/01/22 (Call 07/01/15)
(AGM)	500	557,180
5.00%, 01/01/23 (Call 07/01/15)
(AGM)	1,225	1,362,727
5.50%, 01/01/13 (AGM)	500	513,260
Series A-1
5.00%, 01/01/24 (Call 07/01/16)
(AGM)	2,700	3,040,578
5.00%, 01/01/26 (PR 07/01/16)
(AGM)	6,970	8,220,627
5.00%, 01/01/31 (Call 01/01/20)	700	765,968
Series A-2
5.00%, 01/01/27 (PR 07/01/16)
(AGM)	2,800	3,302,404
5.00%, 01/01/28 (PR 07/01/16)
(AGM)	1,800	2,122,974
5.00%, 01/01/31 (PR 07/01/16)
(AGM)	7,030	8,291,393
Series B
5.50%, 01/01/33 (Call 01/01/18)	1,000	1,097,420
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
0.00%, 12/15/15 (NPFGC)	470	437,194
0.00%, 12/15/22 (NPFGC)	340	227,103
5.50%, 06/15/29 (NPFGC-FGIC)	2,000	2,370,660
Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
0.00%, 06/15/26 (AGM)	2,000	1,094,580
0.00%, 06/15/27 (AGM)	1,000	518,920
0.00%, 06/15/31 (NPFGC)	1,035	425,799
0.00%, 06/15/36 (NPFGC)	2,800	842,296
0.00%, 06/15/37 (NPFGC)	415	117,030
0.00%, 06/15/40 (NPFGC)	3,500	834,295
0.00%, 06/15/43 (AGM)	2,000	405,240
0.00%, 06/15/45 (AGM)	500	89,945
5.00%, 06/15/21 (Call 07/02/12)
(NPFGC)	1,115	1,129,205
5.00%, 06/15/50 (Call 06/15/20)	1,500	1,580,085
5.25%, 06/15/50 (Call 06/15/20)	1,500	1,619,235

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.50%, 06/15/50 (Call 06/15/20)	2,000	2,195,820
Series A
0.00%, 12/15/34 (NPFGC)	2,000	670,220
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/26 (Call 06/01/16)	1,000	1,127,920
5.00%, 12/01/27 (Call 06/01/16)	875	973,647
5.00%, 12/01/35 (PR 12/01/16)	2,040	2,434,026
Series B
5.00%, 12/01/30 (Call 12/01/21)	710	835,613
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33 (PR 12/01/16)	1,500	1,789,725
Series B
5.00%, 12/01/32 (Call 12/01/21)	1,000	1,164,260
Series C
5.25%, 12/01/32	500	640,935
Northern Illinois Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/42 (Call 01/01/18)
(NPFGC)	355	373,684
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/21 (AGM)	500	638,395
5.75%, 06/01/23 (AGM)	1,000	1,280,360
State of Illinois GO
5.00%, 01/01/15	590	641,029
5.00%, 01/01/17 (AGM)	1,500	1,675,890
5.00%, 01/01/20 (AGM)	500	567,000
5.00%, 01/01/22 (Call 01/01/20)	1,500	1,649,730
5.00%, 08/01/22	580	651,328
Series A
5.00%, 06/01/16	100	111,050
5.00%, 03/01/34 (Call 03/01/14)	4,985	5,058,030
Series B
5.00%, 03/01/13	6,350	6,550,787
5.00%, 03/01/14	1,140	1,214,944
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/13	700	733,649
5.00%, 06/15/15	300	338,334
5.00%, 06/15/19	500	606,105
Village of Schaumburg GO
Series B
5.25%, 12/01/34 (Call 12/01/14)
(NPFGC-FGIC)	645	703,818

		123,930,359
INDIANA—0.63%
Indiana Finance Authority RB Lease Appropriation
Series A
4.50%, 12/01/23 (Call 12/01/16)
(NPFGC-FGIC)	1,000	1,128,780
4.50%, 12/01/24 (Call 12/01/16)
(NPFGC-FGIC)	4,450	5,025,029
Indiana Finance Authority RB Miscellaneous Revenue
Series A
5.25%, 02/01/17	705	843,659
Indiana Finance Authority RB Sewer Revenue
Series B
5.00%, 10/01/41 (Call 10/01/21)	1,000	1,081,250
Indiana Finance Authority RB Water Revenue
Series A
5.00%, 02/01/20	1,000	1,245,760
Indiana Municipal Power Agency RB Electric Power & Light Revenues
Series A

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 01/01/37 (Call 01/01/17)
(NPFGC)	500	533,235
5.00%, 01/01/42 (Call 01/01/17)
(NPFGC)	1,500	1,602,990
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.45%, 01/01/35 (PR 07/01/17)
(NPFGC)	1,500	1,856,895
5.75%, 01/01/38 (Call 01/01/19)	5,000	5,649,950

		18,967,548
IOWA—0.02%
State of Iowa RB General Fund
Series A
5.00%, 06/01/27 (Call 06/01/19)	500	585,980

		585,980
KANSAS—0.11%
Kansas Development Finance Authority RB Miscellaneous Revenue
5.00%, 03/01/21 (Call 03/01/20)	450	558,202
Kansas State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 09/01/12	700	708,358
5.00%, 09/01/16	1,000	1,180,200
5.00%, 03/01/22 (Call 03/01/14)	660	708,068

		3,154,828
KENTUCKY—0.30%
Kentucky Asset Liability Commission RB Miscellaneous Revenue First Series
5.25%, 09/01/18 (NPFGC)	320	393,043
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.25%, 10/01/14 (AGM)	500	552,615
Kentucky State Property & Buildings Commission RB Lease Renewal
5.00%, 11/01/20 (Call 11/01/18)	5,350	6,285,501
Louisville & Jefferson County Metropolitan Sewer District RB Sewer Revenue
Series A
5.00%, 05/15/30 (Call 11/15/21)	500	578,670
5.00%, 05/15/34 (Call 11/15/21)	1,000	1,137,100

		8,946,929
LOUISIANA—0.50%
East Baton Rouge Sewerage Commission RB Sewer Revenue
Series A
5.25%, 02/01/39 (Call 02/01/19)	1,000	1,110,110
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue
Series B
5.00%, 06/01/15 (AMBAC)	425	468,082
5.00%, 06/01/16 (AMBAC)	275	309,315
5.00%, 06/01/17 (Call 06/01/16)
(AMBAC)	370	411,999
5.00%, 06/01/18 (Call 06/01/16)
(AMBAC)	500	554,340
5.00%, 06/01/22 (Call 06/01/16)
(AMBAC)	500	544,695
State of Louisiana GO
Series A
5.00%, 08/01/15 (NPFGC)	2,230	2,538,810

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 08/01/18 (Call 08/01/15)
(NPFGC)	450	507,271
5.00%, 11/15/21 (Call 05/15/20)	2,000	2,451,280
State of Louisiana RB Fuel Sales Tax Revenue
Series A
5.00%, 05/01/31 (Call 05/01/16)
(AGM)	710	781,476
5.00%, 05/01/41 (Call 05/01/16)
(NPFGC-FGIC)	500	540,195
Series A-1
5.00%, 05/01/25 (Call 05/01/22)	1,000	1,216,390
Series B
5.00%, 05/01/34 (Call 05/01/20)	1,915	2,217,225
5.00%, 05/01/45 (Call 05/01/20)	1,250	1,385,925

		15,037,113
MARYLAND—1.27%
County of Montgomery GO
Series A
5.00%, 07/01/21	500	641,475
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 02/15/23 (Call 02/15/18)	2,500	2,926,700
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/14	275	299,888
Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16	1,000	1,173,170
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/13	500	518,350
Maryland State Transportation Authority RB Miscellaneous Taxes
5.00%, 03/01/17	1,000	1,199,290
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/38 (Call 07/01/18)
(AGM)	2,000	2,198,680
State of Maryland GO
4.00%, 08/15/21	1,000	1,199,160
5.00%, 03/01/19	500	625,295
5.00%, 03/01/21 (Call 03/01/20)	1,250	1,558,788
First Series
5.00%, 03/15/17	450	540,072
5.00%, 03/15/18 (Call 03/15/17)	1,060	1,259,407
5.00%, 03/15/22 (PR 03/15/17)	1,390	1,677,118
First Series A
5.25%, 02/15/13	3,500	3,625,510
5.25%, 03/01/16	400	469,404
Second Series
5.00%, 07/15/13	400	421,628
5.00%, 07/15/14	1,790	1,966,064
5.00%, 08/01/15	2,500	2,853,675
5.00%, 08/01/16	500	590,620
Second Series B
5.00%, 03/15/22 (Call 03/15/19)	2,000	2,424,300
Second Series C
5.00%, 11/01/16	540	642,886
Second Series E
5.00%, 08/01/16	1,000	1,181,240
Series A
5.00%, 08/01/16 (PR 08/01/15)	210	239,973
Series C
5.00%, 11/01/17	2,700	3,295,620
5.00%, 11/01/18	1,000	1,245,960
Series ST
5.00%, 02/15/13	1,530	1,582,173

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Third Series C
5.00%, 11/01/19	1,500	1,900,020

		38,256,466
MASSACHUSETTS—4.90%
Commonwealth of Massachusetts GO
5.00%, 03/01/21 (PR 03/01/15)
(AGM)	1,750	1,970,955
Series A
5.00%, 08/01/14	1,250	1,374,712
5.00%, 03/01/22 (PR 03/01/15)	550	619,443
5.00%, 03/01/23 (PR 03/01/15)
(AGM)	4,020	4,527,565
5.00%, 09/01/28 (Call 09/01/18)	4,410	5,019,462
5.00%, 03/01/34 (Call 03/01/19)	460	529,156
5.00%, 03/01/39 (Call 03/01/19)	1,975	2,170,308
Series B
5.00%, 11/01/16	1,100	1,305,513
5.25%, 09/01/23 (AGM)	215	281,457
5.25%, 09/01/24 (AGM)	500	649,645
Series C
5.00%, 09/01/22 (PR 09/01/15)	625	717,650
5.50%, 12/01/16 (AGM)	500	605,910
5.50%, 12/01/17 (AGM)	500	621,085
5.50%, 12/01/22 (AMBAC)	1,300	1,727,258
5.50%, 12/01/23 (AMBAC)	900	1,197,837
Series D
5.00%, 08/01/22 (PR 08/01/16)	200	236,502
5.50%, 11/01/12 (NPFGC)	500	511,115
5.50%, 10/01/16	1,600	1,928,368
5.50%, 10/01/18	400	504,588
5.50%, 10/01/19 (AMBAC)	1,355	1,741,094
5.50%, 10/01/20 (NPFGC)	2,200	2,854,302
Series E
5.00%, 11/01/25 (AMBAC)	2,115	2,684,866
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/21	600	771,378
5.50%, 08/01/30 (AMBAC)	1,000	1,351,500
Series B
5.00%, 08/01/24 (PR 08/01/14)	415	455,218
5.25%, 08/01/16 (AGM)	1,135	1,348,652
5.25%, 08/01/20	3,845	4,902,490
5.25%, 08/01/21	425	546,393
5.25%, 08/01/22	3,500	4,542,405
Series C
5.00%, 09/01/12	500	506,045
5.00%, 05/01/16	875	1,022,437
5.00%, 09/01/25 (PR 09/01/15)	500	574,120
5.50%, 11/01/13	1,510	1,622,616
5.50%, 11/01/14 (NPFGC-FGIC)	3,620	4,062,907
5.50%, 11/01/15 (GOI)	250	291,670
Series D
5.00%, 10/01/24 (Call 10/01/21)	1,000	1,224,650
5.50%, 11/01/13 (NPFGC)	1,255	1,348,598
5.50%, 08/01/17	1,000	1,230,740
6.00%, 11/01/13 (NPFGC)	1,875	2,026,969

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Commonwealth of Massachusetts RB Federal Grant Revenue
Series A
5.00%, 06/15/13	1,500	1,574,265
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/16 (AGM)	1,000	1,189,750
Commonwealth of Massachusetts RB Hotel Occupancy Tax
5.50%, 01/01/30 (NPFGC-FGIC)	610	750,086
5.50%, 01/01/34 (NPFGC-FGIC)	1,500	1,886,010
Commonwealth of Massachusetts RB Miscellaneous Taxes
5.00%, 01/01/34 (PR 01/01/14)
(FGIC)	575	617,084
5.25%, 01/01/25 (PR 01/01/14)
(FGIC)	160	172,341
5.75%, 01/01/32 (PR 01/01/14)
(FGIC)	815	884,291
Commonwealth of Massachusetts SO Dedicated Tax Revenue
5.25%, 01/01/26 (PR 01/01/14)
(FGIC)	1,000	1,077,130
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/13 (AGM)	650	697,028
5.00%, 12/15/14 (AGM)	1,875	2,088,900
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/28	130	164,697
5.00%, 07/01/31 (PR 07/01/15)	400	456,328
5.00%, 07/01/31	1,725	2,174,362
5.00%, 07/01/32 (PR 07/01/12)	750	753,000
5.25%, 07/01/21	765	985,236
5.25%, 07/01/30	1,900	2,468,347
Series B
5.25%, 07/01/14	1,545	1,702,343
5.25%, 07/01/17	600	730,566
5.25%, 07/01/19	1,145	1,447,887
5.25%, 07/01/21	1,400	1,803,046
Series C
5.00%, 07/01/34 (PR 07/01/18)	2,450	3,033,516
5.50%, 07/01/16	1,290	1,544,014
5.50%, 07/01/17	200	246,053
Massachusetts Bay Transportation Authority RB Transit Revenue
Series B
5.25%, 07/01/21	1,000	1,287,890
Massachusetts Health & Educational Facilities Authority RB College & University Revenue
Series FF
5.00%, 07/15/22 (PR 07/15/12)	2,175	2,187,832
Massachusetts Municipal Wholesale Electric Co. RB Miscellaneous Revenue
Series A
5.00%, 07/01/15	375	420,124
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
4.50%, 08/15/35 (Call 08/15/17)
(AMBAC)	3,000	3,167,820
5.00%, 08/15/12 (AGM)	500	504,970
5.00%, 08/15/13	515	544,525
5.00%, 08/15/14 (AGM)	635	698,824
5.00%, 08/15/17 (Call 08/15/15)
(AGM)	1,000	1,134,860
5.00%, 08/15/21 (Call 08/15/15)
(AGM)	2,000	2,259,520
5.00%, 08/15/30 (Call 08/15/15)
(AGM)	5,000	5,529,000
5.00%, 08/15/37 (Call 08/15/17)
(AMBAC)	2,850	3,159,681

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Series B
5.00%, 10/15/19	1,000	1,241,580
5.00%, 10/15/35 (Call 10/15/21)	1,000	1,155,240
5.00%, 10/15/41 (Call 10/15/21)	2,750	3,121,772
Massachusetts State College Building Authority RB College & University Revenue
Series B
5.00%, 05/01/43 (Call 05/01/22)	750	850,957
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/27 (Call 01/01/20)	2,175	2,430,497
5.00%, 01/01/37 (Call 01/01/20)	1,000	1,091,460
Massachusetts State Turnpike Authority RB Highway Revenue Tolls
Series A
0.00%, 01/01/28 (NPFGC)	1,000	547,770
5.00%, 01/01/20	300	352,302
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/21	500	647,210
Series A
5.25%, 08/01/15	1,855	2,130,078
5.25%, 08/01/19	1,000	1,274,780
Massachusetts Water Resources Authority RB General Revenue
Series J (AGM Insured)
5.25%, 08/01/17 (AGM)	500	607,665
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.00%, 08/01/40 (Call 08/01/20)
(GOI)	4,700	5,260,569
Series B
5.00%, 08/01/21 (Call 08/01/19)
(GOI)	500	607,940
5.00%, 08/01/36 (Call 08/01/21)
(GOI)	1,000	1,141,130
5.00%, 08/01/39 (Call 08/01/19)
(GOI)	1,445	1,599,601
5.25%, 08/01/23 (AGM)	1,000	1,295,080
5.25%, 08/01/28 (AGM)	1,000	1,303,050
5.25%, 08/01/31 (AGM)	800	1,051,232
Series C
5.25%, 08/01/42 (Call 08/01/21)
(GOI)	1,000	1,166,030
Series J
5.00%, 08/01/42 (PR 08/01/12)
(GOI)	5,000	5,040,100
5.25%, 08/01/12 (AGM)	225	226,895
Metropolitan Boston Transit Parking Corp. RB Auto Parking Revenue
5.25%, 07/01/33 (Call 07/01/21)	2,000	2,255,340

		147,347,183
MICHIGAN—0.80%
City of Detroit GOL
5.00%, 11/01/30 (Call 11/01/20)	1,000	1,088,730
City of Detroit Water Supply System RB Sewer Revenue
Series A
5.00%, 07/01/32 (PR 07/01/13)
(AGM)	4,275	4,492,640
City of Detroit Water Supply System RB Water Revenue
Series A
5.25%, 07/01/41 (Call 07/01/21)	1,000	1,029,060
Series B
6.25%, 07/01/36 (Call 07/01/19)
(AGM)	750	866,670
Series C

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 07/01/41 (Call 07/01/21)	1,000	1,003,580
Detroit City School District GO
Series A
5.00%, 05/01/15 (AGM)	185	204,549
5.25%, 05/01/30 (AGM)	2,500	2,985,975
Michigan State Building Authority RB Lease Appropriation
Series I
5.25%, 10/15/12 (AGM)	500	509,155
Michigan State Building Authority RB Lease Revenue
0.00%, 10/15/30 (Call 10/15/16)
(NPFGC-FGIC)	500	205,355
Series I
5.00%, 10/15/33 (Call 10/15/15)
(AMBAC)	1,000	1,093,910
Series IA
5.00%, 10/15/32 (Call 10/15/16)
(NPFGC-FGIC)	1,270	1,344,981
Series II
5.38%, 10/15/41 (Call 10/15/21)	2,000	2,261,500
State of Michigan GO
5.50%, 12/01/13	500	538,010
5.50%, 12/01/14	500	561,330
Series A
5.00%, 05/01/17	200	234,716
5.00%, 05/01/19 (Call 05/01/18)	230	272,221
5.00%, 11/01/20 (Call 11/01/18)	760	896,899
5.25%, 11/01/22 (Call 11/01/18)	200	234,564
State of Michigan RB Federal Grant Revenue
5.25%, 09/15/20 (Call 09/15/17)
(AGM)	310	358,530
State of Michigan RB Transit Revenue
5.00%, 11/01/20 (Call 11/01/19)	1,600	1,947,152
State of Michigan RB Trunk Line Revenue
Series B
5.00%, 09/01/12 (AGM)	1,700	1,720,417
5.00%, 09/01/15 (AGM)	250	284,360

		24,134,304
MINNESOTA—0.70%
Minneapolis-St. Paul Metropolitan Airports Commission RB Port Airport & Marina Revenue
Series B
4.50%, 01/01/32 (Call 01/01/17)
(NPFGC-FGIC)	1,000	1,024,510
Minnesota Public Facilities Authority RB Water Revenue
Series A
5.00%, 03/01/20	1,000	1,260,570
Series B
5.00%, 03/01/19	510	637,423
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/15 (AMBAC)	1,000	1,116,550
5.25%, 01/01/17 (AMBAC)	500	591,755
State of Minnesota GO
5.00%, 08/01/12	350	352,797
5.00%, 10/01/12	1,045	1,061,730
5.00%, 10/01/13	500	531,568
5.00%, 08/01/15	500	570,225
5.00%, 08/01/17	800	967,824
5.00%, 08/01/25 (Call 08/01/17)	2,000	2,311,160
Series A
5.00%, 10/01/13	500	531,595
5.00%, 08/01/15	1,000	1,140,450

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 08/01/16	1,500	1,769,145
5.00%, 08/01/18	500	617,760
5.00%, 08/01/25 (Call 08/01/20)	1,600	1,990,352
Series D
3.00%, 08/01/12	1,600	1,607,456
5.00%, 08/01/14	1,000	1,099,410
5.00%, 08/01/15	400	456,180
5.00%, 08/01/20	640	810,541
Series H
5.00%, 11/01/19	500	631,320

		21,080,321
MISSISSIPPI—0.13%
Mississippi Development Bank RB Electric Power & Light Revenues
5.00%, 03/01/41 (Call 03/01/16)
(XLCA)	250	252,618
State of Mississippi GO
Series A
5.00%, 10/01/31 (Call 10/01/21)	1,000	1,173,280
5.00%, 10/01/36 (Call 10/01/21)	1,000	1,147,680
5.25%, 11/01/15	1,250	1,445,350

		4,018,928
MISSOURI—0.49%
City of Kansas City RB Miscellaneous Revenue
Series C
5.25%, 04/01/40 (Call 04/01/18)	500	532,740
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14	625	673,700
5.25%, 05/01/18 (Call 05/01/17)	3,000	3,625,740
Series B
5.00%, 05/01/26 (Call 05/01/16)	5,000	5,683,650
Missouri Joint Municipal Electric Utility Commission RB Electric Power & Light Revenues
5.00%, 01/01/34 (Call 01/01/16)
(NPFGC)	2,000	2,071,500
Series A
5.00%, 01/01/42 (Call 01/01/17)
(AMBAC)	2,000	2,108,620

		14,695,950
NEBRASKA—0.16%
Nebraska Public Power District RB Electric Power & Light Revenues
Series B
5.00%, 01/01/14 (NPFGC)	1,755	1,882,571
Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16	605	701,945
Series AA
4.50%, 02/01/38 (Call 02/01/15)
(NPFGC-FGIC)	1,000	1,023,670
Series B
5.00%, 02/01/42 (Call 02/01/21)	1,000	1,127,990

		4,736,176
NEVADA—0.77%
Clark County School District GOL
Series A
5.00%, 06/15/22 (Call 06/15/18)	1,500	1,727,580

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 06/15/25 (Call 06/15/17)
(NPFGC-FGIC)	1,350	1,562,585
5.00%, 06/15/27 (Call 06/15/18)	5,000	5,616,050
5.25%, 06/15/15 (NPFGC-FGIC)	1,500	1,702,905
Series C
5.00%, 06/15/22 (PR 12/15/15)
(AGM)	1,200	1,392,576
5.00%, 06/15/23 (PR 12/15/15)
(AGM)	1,000	1,160,480
Clark County Water Reclamation District GO
Series A
5.25%, 07/01/38 (Call 07/01/19)	1,000	1,160,170
County of Clark RB Port Airport & Marina Revenue
Series B
5.13%, 07/01/36 (Call 01/01/20)	4,480	4,858,560
Series C
5.00%, 07/01/23 (Call 07/01/19)
(AGM)	500	569,530
State of Nevada GOL
5.00%, 06/01/27 (Call 06/01/18)	3,000	3,327,240

		23,077,676
NEW HAMPSHIRE—0.00%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/17	25	30,126

		30,126
NEW JERSEY—5.08%
Essex County Improvement Authority RB General Fund
5.25%, 12/15/20 (AMBAC)	1,000	1,227,160
Garden State Preservation Trust RB Open Space & Farmland Preservation Revenue
Series A
5.75%, 11/01/28 (AGM)	1,500	1,974,795
Series C
5.25%, 11/01/20 (AGM)	700	894,418
Garden State Preservation Trust RB Recreational Revenue
Series A
5.00%, 11/01/21 (PR 11/01/13)
(AGM)	300	320,049
5.25%, 11/01/19 (PR 11/01/13)
(AGM)	250	267,593
5.50%, 11/01/13 (AGM)	500	536,950
Garden State Preservation Trust RB Sales Tax Revenue
Series C
5.13%, 11/01/16 (AGM)	1,865	2,221,756
5.13%, 11/01/18 (AGM)	500	619,660
New Jersey Economic Development Authority RB Federal Grant Revenue
Series Y
5.00%, 09/01/33 (Call 09/01/18)	820	888,470
New Jersey Economic Development Authority RB General Fund
Series O
5.13%, 03/01/28 (Call 03/01/15)	1,500	1,620,585
5.25%, 03/01/22 (Call 03/01/15)	1,610	1,751,261
New Jersey Economic Development Authority RB Miscellaneous Revenue
5.00%, 12/15/18	1,500	1,802,520
Series A
5.00%, 05/01/13	400	416,288
5.00%, 07/01/29 (Call 07/01/14)
(NPFGC)	200	213,386

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.25%, 07/01/15 (Call 07/01/14)	500	546,965
(NPFGC)
5.25%, 07/01/16 (Call 07/01/14)	380	415,693
(NPFGC)
5.25%, 07/01/17 (Call 07/01/14)	3,050	3,336,486
(NPFGC)
Series AA
5.50%, 12/15/29 (Call 06/15/19)	250	283,620
Series DD
5.00%, 12/15/17	1,250	1,481,325
Series EE
5.00%, 09/01/20	1,500	1,801,455
5.25%, 09/01/24 (Call 03/01/21)	750	888,053
Series F
5.00%, 06/15/26 (PR 06/15/13)	780	818,540
Series G
5.00%, 09/01/20 (PR 09/01/13)	500	529,510
(AMBAC)
Series GG
5.00%, 09/01/21 (Call 03/01/21)	1,000	1,206,080
(SAP)
5.00%, 09/01/22 (Call 03/01/21)	250	297,388
(SAP)
5.25%, 09/01/25 (Call 03/01/21)	1,825	2,139,940
(SAP)
5.25%, 09/01/27 (Call 03/01/21)	585	675,862
(SAP)
Series K
5.25%, 12/15/15 (NPFGC-FGIC)	1,200	1,381,644
5.25%, 12/15/16 (Call 12/15/15)	3,655	4,191,700
(AMBAC)
5.25%, 12/15/20 (AMBAC)	500	611,455
5.50%, 12/15/19 (AMBAC)	1,000	1,254,610
Series N-1
5.50%, 09/01/26 (AMBAC)	2,000	2,520,360
5.50%, 09/01/27 (NPFGC-FGIC)	2,000	2,557,160
Series W
5.00%, 03/01/16	385	440,648
New Jersey Economic Development Authority RB Special Assessment
Series A
6.38%, 04/01/31 (PR 05/15/14)	1,155	1,287,120
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/14	500	538,615
5.00%, 06/15/22 (AGM)	1,500	1,729,545
5.00%, 06/15/26 (Call 06/15/22)	500	548,455
5.75%, 06/15/29 (PR 06/15/14)	2,750	3,050,465
New Jersey Educational Facilities Authority RB College & University Revenue
4.38%, 09/01/20 (Call 09/01/16)	505	542,936
(AGM)
Series A
5.25%, 09/01/21 (PR 09/01/12)	640	648,109
(AMBAC)
Series B
4.50%, 07/01/37 (PR 07/01/16)	620	717,117
(NPFGC)
New Jersey Educational Facilities Authority RB Miscellaneous Revenue
Series A
5.00%, 09/01/16 (Call 09/01/15)	225	251,678
(AGM)
New Jersey State Turnpike Authority RB Highway Revenue Tolls
Series A

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 01/01/20 (Call 07/01/13)	7,700	8,138,630
(AGM)
5.00%, 01/01/21 (Call 01/01/15)	1,900	2,013,594
(AGM)
5.00%, 01/01/32	1,000	1,129,020
6.00%, 01/01/13 (NPFGC)	4,260	4,404,201
Series C
6.50%, 01/01/13 (NPFGC)	1,500	1,555,155
Series H
5.00%, 01/01/36 (Call 01/01/19)	1,500	1,642,305
Series I
5.00%, 01/01/31 (Call 01/01/20)	1,970	2,193,004
New Jersey State Turnpike Authority RB Miscellaneous Revenue
Series E
5.25%, 01/01/40 (Call 01/01/19)	1,500	1,668,015
New Jersey Transit Corp. COP Lease Appropriation
Series A
5.25%, 09/15/14 (AMBAC)	500	546,835
New Jersey Transit Corp. COP Lease Revenue
5.00%, 09/15/17 (NPFGC-FGIC)	690	783,578
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/16 (Call 12/15/15)	500	571,170
(NPFGC)
5.25%, 12/15/22 (AMBAC)	500	616,470
5.50%, 12/15/20 (NPFGC-FGIC)	3,000	3,747,510
5.50%, 12/15/21 (NPFGC)	500	626,885
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.00%, 06/15/20 (PR 06/15/14)	500	546,165
(FGIC)
5.75%, 06/15/17	910	1,098,780
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series A
5.50%, 06/15/41 (Call 06/15/21)	400	463,544
(SAP)
Series B
5.00%, 06/15/42 (Call 06/15/21)	1,000	1,101,510
5.25%, 12/15/12 (NPFGC-FGIC)	3,850	3,955,105
5.25%, 12/15/14 (NPFGC)	3,750	4,178,025
New Jersey Transportation Trust Fund Authority RB Transit Revenue
4.25%, 12/15/22 (Call 07/02/12)	10	10,013
(AGM)
5.25%, 12/15/19	2,360	2,895,366
5.25%, 12/15/21 (NPFGC)	695	854,051
5.50%, 06/15/13	350	369,180
Series A
0.00%, 12/15/25	2,085	1,194,184
0.00%, 12/15/28	4,140	1,976,767
0.00%, 12/15/30	1,000	424,940
0.00%, 12/15/31	7,000	2,813,370
0.00%, 12/15/32	400	151,296
0.00%, 12/15/33	930	331,991
0.00%, 12/15/34	1,055	355,883
0.00%, 12/15/35	610	194,200
0.00%, 12/15/37	5,500	1,535,050
0.00%, 12/15/38	8,725	2,302,050
0.00%, 12/15/39	6,630	1,647,688
5.00%, 12/15/34 (Call 12/15/17)	835	931,710
(AMBAC)
5.25%, 12/15/20	3,080	3,787,969
5.25%, 12/15/21	600	737,310
5.25%, 12/15/21 (NPFGC)	5	6,565

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.50%, 12/15/13 (AMBAC)	1,250	1,345,787
5.50%, 12/15/15 (AMBAC)	515	595,865
5.50%, 12/15/16 (AGM)	1,000	1,193,060
5.50%, 12/15/21	500	624,960
5.50%, 12/15/22	1,000	1,255,740
5.50%, 12/15/23	500	630,860
Series B
5.25%, 06/15/22 (Call 06/15/21)	2,800	3,408,104
5.25%, 06/15/23 (Call 06/15/21)	1,000	1,205,440
5.50%, 06/15/31 (Call 06/15/21)	1,000	1,168,160
Series C
0.00%, 12/15/24 (AMBAC)	1,665	1,008,590
0.00%, 12/15/28 (AMBAC)	3,130	1,472,915
0.00%, 12/15/31 (NPFGC-FGIC)	500	198,745
5.25%, 06/15/13 (NPFGC)	2,000	2,104,420
5.25%, 06/15/21 (PR 06/15/15)
(NPFGC)	1,000	1,144,480
5.50%, 12/15/15 (AGM)	425	493,026
5.50%, 12/15/17 (AGM)	2,385	2,907,935
5.50%, 06/15/18 (PR 06/15/13)	2,150	2,267,820
5.50%, 06/15/19 (PR 06/15/13)	1,500	1,582,200
5.50%, 06/15/22 (PR 06/15/13)	1,000	1,054,800
5.50%, 06/15/24 (PR 06/15/13)	1,000	1,054,800
5.75%, 12/15/12 (AGM)	500	514,970
Series D
5.00%, 06/15/16 (PR 06/15/15)
(AGM)	500	568,475
State of New Jersey GO
5.00%, 08/01/15	1,200	1,365,204
5.00%, 06/01/17	105	124,812
Series D
6.00%, 02/15/13	250	260,248
Series H
5.25%, 07/01/14	2,375	2,611,906
5.25%, 07/01/16	500	589,540
Series L
5.25%, 07/15/16 (AMBAC)	725	855,913
5.25%, 07/15/19 (AMBAC)	2,000	2,501,720
Series Q
5.00%, 08/15/19	1,000	1,235,790
5.00%, 08/15/21 (Call 08/15/20)	500	615,065

		152,907,859
NEW MEXICO—0.33%
New Mexico Finance Authority RB Federal Grant Revenue
Series A-1
5.00%, 12/15/13	1,450	1,556,053
Series B
5.00%, 06/15/20	500	626,130
5.00%, 06/15/23 (Call 06/15/20)	2,250	2,714,423
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15 (NPFGC)	2,300	2,625,772
5.25%, 06/15/21 (PR 06/15/14)
(NPFGC)	350	384,692
New Mexico Finance Authority RB Transit Revenue
Series B
5.00%, 06/15/12 (AMBAC)	300	300,552
State of New Mexico RB Miscellaneous Taxes
Series D
5.00%, 07/01/14	1,000	1,096,660
5.00%, 07/01/16	500	586,395

		9,890,677

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

NEW YORK—18.18%
Brooklyn Arena Local Development Corp. RB Recreational Revenue
0.01%, 07/15/33	500	163,185
6.38%, 07/15/43 (Call 01/15/20)	1,875	2,112,487
City of New York GO
Series A
5.00%, 08/01/26 (Call 08/01/16)	1,000	1,139,970
5.00%, 08/01/28 (Call 08/01/16)	1,010	1,133,543
Series A-1
5.00%, 08/01/12	450	453,605
5.00%, 08/15/12	400	403,948
5.00%, 08/01/13	2,760	2,910,972
5.00%, 08/15/13	285	301,080
5.00%, 08/01/15	1,075	1,215,997
5.00%, 08/01/17	355	423,125
5.00%, 08/01/18 (Call 08/01/17)	2,000	2,382,600
5.00%, 08/01/30 (Call 08/01/21)	500	577,435
5.00%, 08/01/31 (Call 08/01/21)	710	817,508
5.00%, 08/01/32 (Call 08/01/21)	1,000	1,146,260
5.25%, 08/15/23 (Call 08/15/18)	7,250	8,474,090
Series B
5.00%, 08/01/14	2,400	2,629,968
5.00%, 08/01/17	1,000	1,191,900
5.25%, 08/01/12	750	756,315
5.25%, 08/01/15 (Call 08/01/14)	500	550,460
Series B-1
5.25%, 09/01/20 (Call 09/01/18)	500	603,265
5.25%, 09/01/23 (Call 09/01/18)	2,180	2,549,968
5.25%, 09/01/24 (Call 09/01/18)	1,000	1,160,680
Series C
3.63%, 08/01/13 (CIFG)	400	415,196
5.00%, 08/01/13	1,115	1,175,991
5.00%, 08/01/14 (CIFG)	300	328,876
5.00%, 08/01/15	200	226,232
5.00%, 08/01/17 (Call 08/01/15)
(AGM)	1,000	1,128,270
5.00%, 08/01/19	1,265	1,548,006
5.00%, 01/01/23 (Call 01/01/17)	1,000	1,162,160
5.00%, 08/01/24 (Call 08/01/19)	1,000	1,158,240
5.25%, 08/01/17	250	301,380
5.25%, 08/01/18	480	589,666
Series C-1
5.00%, 10/01/18 (Call 10/01/17)	500	595,585
5.00%, 10/01/20 (Call 10/01/17)	480	559,522
5.00%, 10/01/22 (Call 10/01/17)	805	946,889
Series D-1
5.00%, 10/01/25 (Call 10/01/21)	1,000	1,182,890
5.00%, 10/01/32 (Call 10/01/21)	1,685	1,935,307
5.13%, 12/01/27 (Call 12/01/17)	1,500	1,749,795
Series E
4.00%, 08/01/14	450	483,440
5.00%, 08/01/13	500	527,350
5.00%, 08/01/16	2,600	3,021,044
5.00%, 08/01/19 (Call 08/01/17)	1,000	1,175,860
5.00%, 11/01/20 (Call 11/01/14)
(AGM)	450	495,257
5.00%, 08/01/21 (Call 08/01/19)	1,000	1,190,010
5.00%, 08/01/22 (Call 08/01/19)	400	471,924
5.00%, 08/01/27 (Call 08/01/19)	1,000	1,142,130

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Series F
5.00%, 08/01/17	3,000	3,575,700
5.00%, 08/01/29 (Call 02/01/22)	1,730	2,016,817
5.00%, 08/01/31 (Call 02/01/22)	1,750	2,027,410
Series F-1
5.00%, 09/01/15	285	323,184
5.00%, 09/01/20 (Call 09/01/15)
(XLCA)	525	593,476
Series G
5.00%, 08/01/12	440	443,525
5.00%, 08/01/13	1,565	1,650,605
5.00%, 08/01/14	1,405	1,539,627
5.00%, 08/01/15	1,100	1,244,276
5.00%, 08/01/22 (Call 08/01/17)	785	919,934
5.00%, 08/01/24 (Call 08/01/17)	1,150	1,326,020
Series H
5.00%, 08/01/12	3,000	3,024,030
5.00%, 08/01/13	1,550	1,634,785
Series I
4.50%, 08/01/12	240	241,721
5.00%, 08/01/13	2,475	2,610,382
5.00%, 08/01/15 (Call 08/01/14)	310	339,621
5.00%, 08/01/16	1,000	1,161,940
5.00%, 08/01/19 (Call 08/01/14)	250	272,648
5.00%, 08/01/27 (Call 08/01/22)	1,000	1,185,950
Series I-1
5.00%, 08/01/17	500	595,950
5.00%, 08/01/18	215	260,670
5.00%, 04/01/24 (Call 04/01/16)	1,295	1,462,172
5.38%, 04/01/36 (Call 04/01/19)	3,500	3,998,365
Series J
5.00%, 03/01/30 (Call 03/01/15)	1,755	1,914,372
5.50%, 06/01/23 (PR 06/01/13)	1,000	1,052,580
Series J-1
5.00%, 08/01/13	1,250	1,318,375
5.00%, 05/15/25 (Call 05/15/19)	275	315,689
5.00%, 05/15/31 (Call 05/15/19)	1,500	1,695,090
Series L-1
5.00%, 04/01/27 (Call 04/01/18)	1,200	1,348,200
Series M
5.00%, 04/01/22 (Call 04/01/15)	425	472,872
Series O
5.00%, 06/01/17 (Call 06/01/15)
(AGM)	500	560,905
5.00%, 06/01/20 (Call 06/01/15)	2,000	2,237,940
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/47 (Call 02/15/17)
(NPFGC)	2,100	2,121,798
5.00%, 02/15/47 (Call 02/15/17)	6,425	6,725,818
5.00%, 02/15/47 (Call 02/15/21)
(AGM)	1,000	1,088,960
5.25%, 02/15/47 (Call 02/15/21)	1,250	1,379,300
5.75%, 02/15/47 (Call 02/15/21)	3,250	3,741,822
Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/14 (AGM)	200	197,370
5.00%, 05/01/15	1,025	1,146,462
5.00%, 12/01/16 (Call 06/01/16)
(AGM)	2,000	2,302,640
5.00%, 12/01/19 (Call 06/01/16)
(NPFGC-FGIC)	240	270,542

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 12/01/23 (Call 06/01/16)
(NPFGC-FGIC)	400	440,196
5.00%, 12/01/26 (Call 06/01/16)
(XLCA)	1,200	1,301,712
5.25%, 12/01/20 (Call 06/01/16)
(NPFGC-FGIC)	2,000	2,263,000
5.50%, 12/01/13 (AGM)	275	296,472
5.50%, 04/01/22 (Call 04/01/19)	500	606,080
5.50%, 05/01/33 (Call 05/01/19)
(BHAC)	1,100	1,277,298
5.75%, 04/01/39 (Call 04/01/19)	3,700	4,269,911
6.00%, 05/01/33 (Call 05/01/19)	1,000	1,199,230
Series B
5.25%, 12/01/12	300	307,302
5.25%, 12/01/13	500	534,980
5.25%, 06/01/14	1,600	1,743,088
5.25%, 12/01/14	1,000	1,110,380
5.75%, 04/01/25 (Call 04/01/19)	1,050	1,260,756
5.75%, 04/01/33 (Call 04/01/19)	2,190	2,575,768
Series D
5.00%, 09/01/12 (NPFGC)	240	242,825
5.00%, 09/01/14 (NPFGC)	155	169,632
Series E
5.00%, 12/01/17 (Call 12/01/16)	850	989,867
5.00%, 12/01/17 (Call 12/01/16)
(NPFGC-FGIC)	725	844,299
5.00%, 12/01/18 (Call 12/01/16)
(NPFGC)	500	577,525
Series F
5.00%, 05/01/17 (NPFGC)	225	262,305
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 04/01/23 (PR 10/01/15)
(FGIC)	430	494,345
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/22 (Call 07/02/12)
(NPFGC-FGIC)	150	150,539
5.00%, 07/01/25 (Call 07/02/12)
(NPFGC-FGIC)	1,000	1,003,070
5.13%, 01/01/24 (Call 07/02/12)
(SAP)	2,700	2,708,559
5.13%, 01/01/29 (Call 07/02/12)
(SAP)	1,520	1,525,138
5.50%, 01/01/15 (SAP)	1,660	1,858,619
5.50%, 01/01/20 (Call 07/02/12)
(NPFGC)	415	416,556
5.75%, 01/01/16 (SAP)	625	728,031
Series C
5.00%, 11/15/30 (Call 11/15/22)	1,000	1,140,730
5.00%, 11/15/41 (Call 11/15/22)	2,000	2,205,460
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/23	825	841,945
5.00%, 11/15/30	500	548,325
Series A
4.50%, 11/15/38 (Call 11/15/17)	1,800	1,857,042
4.75%, 11/15/27 (Call 11/15/15)
(NPFGC)	6,330	6,952,872
4.75%, 11/15/30 (Call 11/15/15)
(AMBAC)	250	260,830
5.00%, 11/15/18	250	299,645
5.00%, 11/15/25 (Call 11/15/12)
(NPFGC-FGIC)	1,850	1,882,523

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 11/15/30 (Call 11/15/12)
(AGM)	2,610	2,653,483
5.00%, 11/15/35 (Call 11/15/16)	1,400	1,485,918
5.00%, 11/15/41 (Call 11/15/21)	500	548,945
5.13%, 11/15/31 (Call 11/15/12)	950	966,577
5.50%, 11/15/13 (AMBAC)	2,555	2,737,504
5.50%, 11/15/14 (AMBAC)	3,245	3,614,346
5.50%, 11/15/16 (Call 11/15/12)
(AMBAC)	1,000	1,023,670
5.50%, 11/15/39 (Call 11/15/18)	600	673,578
Series B
4.50%, 11/15/37 (Call 11/15/17)	500	516,345
4.75%, 11/15/31 (Call 11/15/16)	430	455,082
5.00%, 11/15/34 (Call 11/15/19)	3,170	3,534,645
5.25%, 11/15/23 (AMBAC)	1,050	1,317,015
Series C
6.25%, 11/15/23 (Call 11/15/18)	2,700	3,437,640
Series D
5.00%, 11/15/36 (Call 11/15/21)	1,000	1,103,750
5.25%, 11/15/34 (Call 11/15/20)	280	312,984
5.25%, 11/15/41 (Call 11/15/21)	1,000	1,126,100
Series D-1
5.00%, 11/01/22	750	904,642
Series F
5.00%, 11/15/35 (Call 11/15/15)	1,500	1,572,615
Series H
5.25%, 11/15/12	700	715,463
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series A
5.00%, 11/15/12 (AMBAC)	230	235,028
Series H
5.25%, 11/15/17 (Call 11/15/14)
(AMBAC)	720	799,949
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue
Series A
5.13%, 11/01/23 (Call 11/01/18)
(BHAC)	520	620,573
New York City Industrial Development Agency RB Recreational Revenue
5.00%, 03/01/31 (Call 09/01/16)
(FGIC)	290	301,905
5.00%, 03/01/46 (Call 09/01/16)
(FGIC)	1,550	1,580,767
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
4.50%, 06/15/39 (Call 06/15/17)
(NPFGC-FGIC)	1,245	1,292,708
5.00%, 06/15/27 (Call 06/15/17)	500	556,075
Series B
5.00%, 06/15/14 (AGM)	350	382,683
5.00%, 06/15/18 (Call 06/15/14)	500	544,865
Series CC
5.00%, 06/15/34 (Call 06/15/18)	2,900	3,192,900
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26 (Call 06/15/21)	1,250	1,484,175
5.00%, 06/15/31 (Call 06/15/21)	435	503,056
5.00%, 06/15/32 (Call 06/15/21)	2,000	2,304,340
5.00%, 06/15/44 (Call 12/15/21)	2,000	2,234,620
5.38%, 06/15/43 (Call 12/15/20)	2,000	2,306,600
5.50%, 06/15/43 (Call 12/15/20)	1,000	1,167,390
Series A
4.75%, 06/15/30 (Call 06/15/17)	4,850	5,413,812
5.00%, 06/15/38 (Call 06/15/17)	4,125	4,602,386

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 06/15/39 (Call 06/15/15)	2,990	3,210,141
5.75%, 06/15/40 (Call 06/15/18)	500	603,535
5.88%, 06/15/13 (AMBAC)	350	370,468
Series AA
5.00%, 06/15/21 (Call 06/15/18)	1,000	1,176,440
5.00%, 06/15/22 (Call 06/15/18)	5,000	5,832,850
5.00%, 06/15/34 (Call 06/15/21)	865	986,359
5.00%, 06/15/44 (Call 06/15/21)	1,600	1,779,328
Series B
5.00%, 06/15/20 (Call 12/15/14)
(AMBAC)	250	277,695
5.00%, 06/15/21 (Call 12/15/14)
(AMBAC)	500	555,390
5.00%, 06/15/28 (Call 12/15/14)
(AMBAC)	470	515,520
Series BB
5.00%, 06/15/27 (Call 06/15/19)	1,000	1,152,760
5.00%, 06/15/30 (Call 06/15/20)	1,000	1,147,290
5.00%, 06/15/31 (Call 06/15/20)	3,050	3,480,477
Series C
4.75%, 06/15/33 (Call 06/15/16)	3,925	4,317,382
5.00%, 06/15/27 (Call 06/15/15)
(NPFGC)	1,000	1,105,470
5.00%, 06/15/35 (Call 06/15/14)	1,400	1,493,212
Series CC
5.00%, 06/15/45 (Call 12/15/21)	2,000	2,234,620
Series D
5.00%, 06/15/28 (Call 06/15/16)	280	313,244
5.00%, 06/15/38 (Call 06/15/15)	7,200	7,907,472
Series DD
4.75%, 06/15/36 (Call 06/15/17)	500	542,155
5.00%, 06/15/32 (Call 06/15/18)	900	998,208
5.00%, 06/15/39 (PR 06/15/12)	780	781,451
Series EE
5.00%, 06/15/17	1,225	1,467,599
5.00%, 06/15/34 (Call 06/15/22)	1,250	1,441,875
5.25%, 06/15/40 (Call 06/15/19)	1,900	2,142,440
Series FF-2
5.00%, 06/15/40 (Call 06/15/19)	710	779,644
Series GG
5.00%, 06/15/43 (Call 06/15/21)	1,430	1,591,447
Series GG-1
5.00%, 06/15/39 (Call 06/15/19)	2,460	2,702,900
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 02/01/31 (Call 02/01/21)	2,500	2,883,125
Series A
5.00%, 11/01/20	1,000	1,255,980
5.00%, 11/01/23 (Call 11/01/21)	1,000	1,230,460
5.00%, 05/01/28 (Call 05/01/19)	1,000	1,196,760
Series A-1
5.00%, 11/01/13	250	266,683
Series B
5.00%, 11/01/13	1,015	1,082,654
5.00%, 11/01/15	725	832,452
5.00%, 11/01/18	1,000	1,227,960
5.00%, 11/01/21 (Call 11/01/19)	2,800	3,447,836
5.00%, 11/01/25 (Call 05/01/17)	1,050	1,205,274
5.00%, 11/01/30 (Call 05/01/17)	250	284,573
Series C
5.00%, 11/01/33 (Call 11/01/20)	500	568,700
5.00%, 11/01/39 (Call 11/01/20)	750	838,335
Series C-1
5.00%, 11/01/27 (Call 11/01/17)	2,800	3,231,816

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Series D-1
5.00%, 11/01/33 (Call 11/01/21)	1,000	1,151,470
5.00%, 11/01/38 (Call 11/01/21)	1,565	1,769,326
Series D-2
5.00%, 11/01/12	1,250	1,275,137
Series E
4.00%, 11/01/12	3,700	3,758,978
5.00%, 11/01/18	1,500	1,841,940
Series E-1
5.00%, 02/01/25 (Call 02/01/22)	2,500	3,039,900
5.00%, 02/01/35 (Call 02/01/22)	2,000	2,288,260
5.00%, 02/01/42 (Call 02/01/22)	1,000	1,127,320
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38 (Call 01/15/18)
(SAW)	1,575	1,635,133
5.00%, 07/15/36 (Call 01/15/17)
(NPFGC-FGIC)	1,000	1,070,520
5.50%, 07/15/28 (Call 07/15/18)
(SAW)	3,255	3,771,992
Series S-1A
5.00%, 07/15/33 (Call 07/15/21)
(SAW)	1,000	1,132,940
5.25%, 07/15/37 (Call 07/15/21)
(SAW)	1,500	1,712,235
Series S-2
6.00%, 07/15/38 (Call 07/15/18)
(SAW)	250	293,178
Series S-4
5.50%, 01/15/39 (Call 01/15/19)
(SAW)	675	771,289
Series S-5
5.00%, 01/15/31 (Call 01/15/19)
(SAW)	1,400	1,573,250
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/16 (Call 05/01/15)	500	563,680
5.00%, 11/01/17 (Call 05/01/15)	2,000	2,252,620
Series A-1
5.00%, 11/01/12	500	510,070
5.00%, 11/01/13	3,070	3,274,861
5.00%, 11/01/14	4,950	5,491,975
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/12	300	302,412
New York City Trust for Cultural Resources RB Miscellaneous Revenue
Series C
5.75%, 12/01/16	500	590,700
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31 (Call 10/01/18)	2,000	2,227,860
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/44 (Call 11/15/15)
(AMBAC)	2,250	2,338,110
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51 (Call 11/15/21)	1,750	2,012,902
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41 (Call 12/15/21)
(GOI)	3,000	3,333,960
5.25%, 12/15/43 (Call 12/15/21)
(GOI)	100	113,739
New York Local Government Assistance Corp. RB Miscellaneous Revenue
Series C
5.00%, 04/01/13 (GOI)	750	779,925
New York Local Government Assistance Corp. RB Sales Tax Revenue

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Series A
5.00%, 04/01/13 (GOI)	500	519,950
Series C
5.50%, 04/01/17 (GOI)	4,800	5,666,832
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13 (GOI)	500	526,070
5.00%, 07/01/17	1,000	1,190,650
5.00%, 07/01/22 (Call 07/01/18)	3,100	3,597,395
Series 1
5.50%, 07/01/40 (AMBAC)	530	691,724
Series A
4.00%, 05/15/18 (GOI)	2,000	2,303,040
5.00%, 05/15/18 (GOI)	2,000	2,417,140
5.00%, 07/01/37 (Call 07/01/22)	250	284,128
5.00%, 07/01/41 (Call 07/01/21)	500	556,680
5.00%, 07/01/42 (Call 07/01/22)	1,000	1,131,940
5.75%, 07/01/27 (NPFGC)	500	642,855
New York State Dormitory Authority RB Health Hospital Nursing Home Revenue
5.50%, 05/01/37 (Call 05/01/19)	850	953,054
5.75%, 05/01/37 (Call 05/01/19)	435	497,810
New York State Dormitory Authority RB Income Tax Revenue
5.00%, 03/15/27 (PR 03/15/13)	1,000	1,037,150
Series A
5.00%, 03/15/25 (Call 03/15/18)	3,700	4,339,064
5.00%, 03/15/27 (Call 03/15/18)	6,000	7,016,640
Series B
5.00%, 03/15/28 (Call 03/15/19)	500	589,690
5.50%, 03/15/26 (AMBAC)	845	1,142,634
Series C
5.00%, 12/15/31 (Call 12/15/16)	3,500	3,964,765
5.00%, 03/15/34 (Call 03/15/21)	2,500	2,852,550
5.00%, 03/15/41 (Call 03/15/21)	3,300	3,706,065
Series D
5.00%, 03/15/36 (Call 09/15/16)	1,200	1,293,348
Series F
5.00%, 03/15/30 (Call 03/15/15)	2,000	2,162,580
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/13 (NPFGC-FGIC)	420	441,265
5.00%, 07/01/15	560	628,841
5.50%, 07/01/18 (NPFGC-FGIC)	2,055	2,547,378
New York State Dormitory Authority RB Property Tax
Series D
5.25%, 10/01/23 (Call 10/01/12)
(NPFGC)	1,050	1,065,508
New York State Environmental Facilities Corp. RB Federal Grant Revenue
5.00%, 10/15/35 (Call 10/15/16)	1,850	2,100,305
New York State Environmental Facilities Corp. RB Miscellaneous Revenue
Series D
5.00%, 02/15/34 (Call 08/15/14)	500	540,700
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/30 (Call 06/15/14)	1,600	1,723,936
5.50%, 06/15/13	2,790	2,947,551
Series A
5.00%, 06/15/17	1,000	1,206,250
5.00%, 06/15/24 (Call 06/15/22)	750	937,312
Series B
4.50%, 06/15/36 (Call 06/15/17)	220	233,999
4.75%, 06/15/32 (Call 06/15/17)	400	437,004
5.00%, 06/15/31 (Call 06/15/21)	650	764,627
5.00%, 06/15/37 (Call 06/15/18)	1,700	1,887,493
5.00%, 06/15/41 (Call 06/15/21)	2,000	2,275,560
New York State Power Authority RB Electric Power & Light Revenues
Series A

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 11/15/22 (GOI)	750	960,997
5.00%, 11/15/38 (Call 11/15/21)
(GOI)	1,000	1,141,470
5.25%, 11/15/16 (PR 11/15/12)	1,000	1,022,800
Series C
5.00%, 11/15/15 (NPFGC)	1,000	1,151,180
5.00%, 11/15/18 (Call 11/15/17)
(NPFGC)	500	602,035
New York State Thruway Authority RB Highway Revenue Tolls
Series B
5.00%, 04/01/13 (NPFGC-FGIC)	525	546,221
5.00%, 04/01/14 (AGM)	3,730	4,037,688
5.00%, 04/01/15 (AGM)	345	387,373
5.00%, 04/01/16 (Call 10/01/15)
(NPFGC-FGIC)	1,200	1,377,768
5.00%, 04/01/17 (Call 10/01/15)
(NPFGC-FGIC)	2,070	2,361,994
5.00%, 04/01/21 (Call 10/01/15)
(AMBAC)	840	950,460
5.00%, 04/01/27 (Call 10/01/17)	4,985	5,587,587
5.50%, 04/01/20 (AMBAC)	620	791,207
Series H
5.00%, 01/01/20 (Call 01/01/18)
(NPFGC)	1,500	1,774,860
5.00%, 01/01/21 (Call 01/01/18)
(NPFGC)	3,400	3,987,282
5.00%, 01/01/22 (Call 01/01/18)
(NPFGC-FGIC)	1,280	1,489,971
5.00%, 01/01/23 (Call 01/01/18)
(NPFGC-FGIC)	720	831,506
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/18	500	605,070
5.00%, 03/15/26 (Call 09/15/18)	1,700	1,995,290
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/13	350	363,874
5.00%, 04/01/14	1,080	1,169,089
5.00%, 04/01/15	1,065	1,194,525
5.00%, 04/01/18	725	869,572
5.00%, 04/01/19	500	608,350
Series A
5.00%, 04/01/21	500	624,100
5.00%, 04/01/30 (Call 04/01/22)	500	590,195
Series B
5.00%, 04/01/14	500	541,245
5.00%, 04/01/19 (Call 10/01/18)	2,700	3,288,006
5.00%, 04/01/20 (Call 10/01/18)	2,000	2,403,040
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17	200	242,220
5.00%, 12/15/18	2,300	2,826,286
Series A
5.00%, 03/15/16	500	578,700
5.00%, 03/15/19	1,000	1,229,440
5.00%, 03/15/31 (Call 03/15/21)	1,000	1,161,010
Series A-1
5.00%, 12/15/18	310	380,934
Series A-2
5.50%, 03/15/22 (NPFGC)	1,500	1,954,350
Series B
5.00%, 03/15/32 (Call 03/15/17)	1,000	1,099,330
Series B-1
5.00%, 03/15/28 (Call 03/15/19)	250	290,488
5.00%, 03/15/36 (Call 03/15/19)	2,000	2,229,640

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Series C
5.00%, 12/15/15	1,000	1,151,750
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/13	6,500	6,680,635
5.25%, 01/01/24 (Call 07/01/18)	250	285,990
Series D
5.00%, 01/01/16	1,275	1,458,919
5.25%, 01/01/17	460	544,189
5.25%, 01/01/20 (Call 01/01/19)	1,000	1,203,620
5.25%, 01/01/21 (Call 01/01/19)	500	594,330
5.50%, 01/01/19	1,515	1,878,494
5.63%, 01/01/28 (Call 01/01/19)	1,245	1,427,679
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.50%, 11/15/34 (Call 11/15/17)
(AMBAC)	205	218,030
4.50%, 01/15/36 (Call 01/15/16)
(GOI)	255	264,387
4.50%, 09/15/39 (Call 09/15/19)
(GOI)	750	793,890
4.75%, 07/15/31 (Call 07/15/18)
(GOI)	1,870	2,063,825
4.75%, 07/15/33 (Call 07/15/18)
(GOI)	285	312,363
5.00%, 07/15/33 (Call 01/15/21)
(GOI)	2,250	2,578,522
5.00%, 07/15/35 (Call 07/15/20)
(GOI)	500	566,200
5.00%, 09/15/36 (Call 09/15/19)
(GOI)	2,500	2,793,825
5.00%, 07/15/38 (Call 07/15/18)
(GOI)	125	137,124
5.00%, 03/15/39 (Call 03/15/14)
(GOI)	1,690	1,756,873
Series 5
5.38%, 03/01/28 (GOI)	2,000	2,498,100
Third Series
5.00%, 07/15/39 (Call 07/15/20)
(GOI)	1,990	2,236,780
6.13%, 06/01/94 (Call 06/01/24)
(GOI)	500	616,090
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/20 (Call 10/15/14)
(NPFGC)	500	551,900
5.00%, 10/15/21 (Call 10/15/14)
(NPFGC)	2,000	2,207,600
5.00%, 10/15/23 (Call 10/15/14)
(NPFGC)	1,220	1,345,416
5.00%, 10/15/24 (Call 10/15/14)
(NPFGC)	530	582,899
5.00%, 10/15/25 (Call 10/15/14)
(NPFGC)	1,000	1,089,340
5.00%, 10/15/29 (Call 10/15/14)
(AMBAC)	850	926,398
5.00%, 10/15/32 (Call 10/15/14)
(AMBAC)	3,235	3,517,804
5.25%, 10/15/18 (Call 10/15/14)
(NPFGC)	500	555,220
5.25%, 10/15/27 (Call 10/15/14)
(AMBAC)	1,000	1,095,710
State of New York GO
Series A

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 02/15/39 (Call 02/15/19)	1,045	1,160,995
Series C
3.00%, 02/01/16	1,035	1,118,628
5.00%, 04/15/13	500	521,450
5.00%, 04/15/14	500	544,460
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
5.00%, 11/15/37 (Call 05/15/18)
(GOI)	5,450	6,072,826
Series A
5.00%, 01/01/23 (Call 01/01/22)
(GOI)	1,000	1,239,750
5.00%, 01/01/25 (Call 01/01/22)
(GOI)	500	607,350
5.00%, 01/01/26 (Call 01/01/22)
(GOI)	685	824,295
5.00%, 01/01/27 (Call 01/01/22)
(GOI)	500	598,390
5.00%, 11/15/35 (Call 11/15/16)	3,000	3,384,780
Series B
5.00%, 11/15/32 (Call 11/15/12)
(GOI)	4,150	4,220,259
5.25%, 11/15/12 (GOI)	1,500	1,534,500
5.25%, 11/15/13 (GOI)	1,250	1,339,325
5.25%, 11/15/15 (GOI)	1,575	1,822,448
Series C
5.00%, 11/15/38 (Call 11/15/18)
(GOI)	275	308,985
Series D
5.00%, 11/15/26 (Call 11/15/18)	1,000	1,132,940
5.00%, 11/15/31 (Call 11/15/18)	3,000	3,331,140
Series R
5.50%, 11/15/21 (NPFGC)	1,000	1,276,880
Series Y
5.50%, 01/01/17 (GOI)	1,000	1,109,710

		546,937,224
NORTH CAROLINA—1.50%
City of Charlotte RB Water & Sewer Revenue
5.00%, 07/01/38 (Call 07/01/18)	2,000	2,265,800
County of Mecklenburg GO
Series A
5.00%, 08/01/16	525	620,151
Series C
5.00%, 02/01/14	750	808,440
5.00%, 03/01/17	500	599,415
County of Wake GO
Series C
5.00%, 03/01/20	1,000	1,264,760
5.00%, 03/01/25	1,550	2,025,555
North Carolina Capital Facilities Finance Agency RB College & University Revenue
Series A
5.25%, 07/01/42 (PR 10/01/12)	3,500	3,558,975
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
4.50%, 01/01/24 (PR 01/01/22)	500	619,330
5.00%, 01/01/21	3,000	3,619,830
Series B
5.00%, 01/01/26 (Call 01/01/19)	2,000	2,239,840
6.00%, 01/01/22	390	504,134
Series D
5.50%, 01/01/14	700	753,158

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.25%, 01/01/14 (Call 01/01/13)	500	514,085
5.25%, 01/01/17	1,000	1,182,040
Series B
5.00%, 01/01/21 (Call 01/01/20)	2,500	2,978,725
North Carolina Turnpike Authority RB Miscellaneous Revenue
5.00%, 07/01/41 (Call 07/01/21)	1,500	1,689,900
Raleigh Durham Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 05/01/32 (Call 05/01/20)	630	714,389
State of North Carolina GO
Series A
5.00%, 03/01/16	530	617,047
5.00%, 09/01/16	1,125	1,332,394
5.00%, 03/01/17	500	599,415
Series B
5.00%, 06/01/13	1,000	1,048,260
5.00%, 04/01/14	500	542,690
5.00%, 06/01/14	1,000	1,092,760
5.00%, 04/01/15	500	563,975
5.00%, 06/01/16	535	628,438
5.00%, 06/01/17	400	482,880
5.00%, 06/01/19	1,000	1,256,850
Series C
5.00%, 05/01/19	1,000	1,254,810
5.00%, 05/01/22	2,050	2,646,980
State of North Carolina RB Federal Grant Revenue
5.25%, 03/01/20 (Call 03/01/19)	500	613,265
State of North Carolina RB Miscellaneous Revenue
Series A
5.00%, 05/01/29 (Call 05/01/20)
(SAP)	1,500	1,730,535
Series B
5.00%, 11/01/23 (Call 11/01/21)	500	615,275
Series C
5.00%, 05/01/30 (Call 05/01/21)	1,000	1,166,500
State of North Carolina RB Transit Revenue
5.00%, 03/01/17	1,000	1,188,470
5.00%, 03/01/18	500	605,375
University of North Carolina Board of Governors (Chapel Hill) RB College & University Revenue
5.00%, 12/01/36 (Call 12/01/17)	1,180	1,327,476

		45,271,922
OHIO—0.85%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues
5.00%, 02/15/38 (Call 02/15/18)	1,000	1,067,850
5.25%, 02/15/28 (Call 02/15/18)	1,000	1,119,920
Cincinnati City School District GO
5.25%, 12/01/25 (NPFGC-FGIC)	20	25,717
5.25%, 12/01/30 (NPFGC-FGIC)	1,000	1,302,630
City of Cleveland Airport System RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/29 (Call 01/01/22)	1,000	1,082,230
City of Columbus GO
Series A
4.00%, 06/01/13	250	259,465
City of Columbus RB Sewer Revenue
Series A
5.00%, 06/01/27 (Call 12/01/17)	1,500	1,737,975
5.00%, 06/01/31 (Call 12/01/17)	3,330	3,793,669

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Columbus City School District GO
5.00%, 12/01/28 (PR 06/01/13)
(FGIC)	3,800	3,980,842
Ohio State Turnpike Commission RB Highway Revenue Tolls
Series A
5.00%, 02/15/31 (Call 02/15/20)	1,500	1,686,300
State of Ohio GO
Series A
5.00%, 09/15/16	1,000	1,178,620
5.38%, 09/01/28 (Call 03/01/18)	1,970	2,337,622
Series C
5.00%, 09/15/15	500	571,445
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16	800	936,128
5.75%, 06/15/19 (Call 06/15/18)	3,500	4,368,770

		25,449,183
OKLAHOMA—0.23%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/12 (AGM)	2,000	2,000,000
5.00%, 06/01/27 (Call 06/01/18)
(BHAC)	500	590,805
5.25%, 06/01/40 (Call 06/01/20)	500	565,065
Oklahoma Municipal Power Authority RB Electric Power & Light Revenues
Series A
4.50%, 01/01/47 (Call 01/01/17)
(NPFGC-FGIC)	750	774,008
Oklahoma Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/17	500	591,840
5.00%, 01/01/20	1,500	1,857,990
Series B
5.00%, 01/01/29 (Call 01/01/21)	500	582,985

		6,962,693
OREGON—0.47%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14 (NPFGC)	2,850	3,110,775
5.00%, 03/01/35 (Call 03/01/20)	1,000	1,134,380
Oregon State Department of Administrative Services RB Miscellaneous Revenue
5.00%, 09/01/12 (AGM)	500	506,005
Series A
5.00%, 04/01/13 (AGM)	1,500	1,560,375
Oregon State Department of Transportation RB Fuel Sales Tax Revenue
Series A
4.50%, 11/15/32 (Call 11/15/17)	3,725	4,004,226
State of Oregon GO
Series A
4.50%, 08/01/32 (Call 08/01/17)	3,665	3,962,635

		14,278,396

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

PENNSYLVANIA—2.50%
Allegheny County Sanitary Authority RB Sewer Revenue
Series A
5.00%, 12/01/21 (Call 12/01/15)
(NPFGC)	1,000	1,117,200
City of Philadelphia RB Port Airport & Marina Revenue
Series A
5.00%, 06/15/40 (Call 06/15/20)	500	527,040
City of Philadelphia RB Water Revenue
5.25%, 12/15/14 (AMBAC)	2,000	2,220,240
Series A
4.00%, 06/15/12	1,000	1,001,460
Series B
4.75%, 11/01/31 (Call 11/01/17)
(AMBAC)	300	317,742
Series C
5.00%, 08/01/17 (AGM)	370	433,740
Commonwealth of Pennsylvania GO
5.00%, 07/01/19	475	590,468
5.00%, 07/01/20	1,355	1,697,747
5.00%, 07/01/21	500	630,645
5.25%, 07/01/15	1,800	2,061,270
First Series
5.00%, 02/15/14	750	809,895
5.00%, 07/01/18	1,000	1,227,550
5.00%, 11/15/22 (Call 11/15/21)	2,600	3,254,446
5.00%, 11/15/24 (Call 11/15/21)	2,000	2,449,860
5.00%, 10/01/26 (Call 10/01/16)	1,085	1,242,748
5.00%, 11/15/26 (Call 11/15/21)	1,000	1,207,580
5.00%, 06/01/27 (Call 06/01/22)	2,000	2,423,420
5.00%, 11/15/29 (Call 11/15/21)	500	596,320
Second Series
5.00%, 10/01/12 (NPFGC-FGIC)	1,500	1,524,225
5.00%, 07/01/13 (NPFGC-FGIC)	3,300	3,471,699
5.00%, 01/01/15	1,500	1,675,920
5.00%, 03/01/17	500	597,320
5.00%, 08/01/18 (Call 08/01/17)	1,000	1,189,970
5.00%, 01/01/19 (PR 01/01/16)	1,000	1,159,220
5.00%, 05/01/19	2,600	3,222,128
5.00%, 01/01/20 (PR 01/01/16)	3,500	4,057,270
5.00%, 05/01/20	755	943,878
5.00%, 05/01/21 (Call 05/01/20)	1,500	1,858,530
Series A
5.00%, 02/15/13	240	248,186
5.00%, 02/15/17	500	596,555
Third Series
5.00%, 09/01/12	1,250	1,265,150
5.00%, 09/01/13	625	662,375
5.00%, 09/01/14 (AGM)	1,250	1,379,725
5.00%, 07/15/17	525	633,386
County of Chester GO
5.00%, 07/15/28 (Call 07/15/19)	1,410	1,647,656
Delaware River Port Authority RB Highway Revenue Tolls
Series D
5.00%, 01/01/35 (Call 01/01/20)	1,000	1,090,770
5.00%, 01/01/40 (Call 01/01/20)
(AGM)	500	542,280
Delaware Valley Regional Finance Authority RB Miscellaneous Revenue
5.50%, 07/01/12	2,900	2,911,890
Series A
5.50%, 08/01/28 (AMBAC)	225	265,475

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
Series A
5.00%, 05/01/31 (Call 05/01/21)	700	770,791
Pennsylvania State Public School Building Authority RB Lease Revenue
Series A
5.00%, 06/01/31 (Call 12/01/16)
(AGM)	1,800	1,915,380
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
0.00%, 12/01/34 (Call 12/01/20)	500	463,880
5.00%, 12/01/42 (Call 12/01/21)	1,000	1,103,330
6.00%, 12/01/36 (Call 12/01/20)	1,500	1,824,120
Series A
5.00%, 12/01/34 (Call 12/01/14)
(AMBAC)	250	269,223
Series A-1
5.00%, 06/01/38 (Call 06/01/18)
(AGM)	500	532,475
Series B
5.00%, 12/01/18	1,905	2,289,010
5.00%, 12/01/24 (Call 12/01/19)	500	577,825
5.00%, 06/01/29 (Call 06/01/19)	2,000	2,197,860
5.25%, 06/01/24 (Call 06/01/19)	575	660,876
5.25%, 06/01/39 (Call 06/01/19)	2,780	3,004,429
5.75%, 06/01/39 (Call 06/01/19)	250	280,043
Series D
5.13%, 12/01/40 (Call 12/01/19)	2,100	2,254,602
Series E
0.00%, 12/01/38 (Call 12/01/27)	765	714,931
State Public School Building Authority RB Lease Appropriation
5.25%, 06/01/26 (PR 06/01/13)
(AGM)	1,000	1,049,600
5.50%, 06/01/28 (AGM)	470	598,413

		75,259,767
PUERTO RICO—5.85%
Commonwealth of Puerto Rico GO
5.50%, 07/01/13 (FGIC)	550	575,839
5.50%, 07/01/15 (AGM)	630	705,260
5.50%, 07/01/16 (AGM)	200	226,640
Series A
5.00%, 07/01/13	500	520,805
5.00%, 07/01/14 (AGM)	1,100	1,191,201
5.00%, 07/01/16 (AGM)	230	256,158
5.00%, 07/01/20	1,785	1,948,399
5.00%, 07/01/23 (Call 07/01/18)	1,000	1,043,880
5.00%, 07/01/29 (Call 07/01/14)	775	780,906
5.00%, 07/01/32 (PR 07/01/12)
(FGIC)	1,000	1,004,010
5.00%, 07/01/33 (Call 07/01/22)	1,000	1,012,610
5.00%, 07/01/41 (Call 07/01/22)	2,250	2,253,442
5.13%, 07/01/37 (Call 07/01/22)	1,000	1,012,130
5.25%, 07/01/15	555	609,013
5.25%, 07/01/24 (Call 07/01/16)	1,000	1,073,100
5.50%, 07/01/17	1,000	1,132,190
5.50%, 07/01/17 (XLCA)	1,675	1,896,418
5.50%, 07/01/18	2,785	3,156,213
5.50%, 07/01/19 (NPFGC)	1,000	1,130,510
5.50%, 07/01/39 (Call 07/01/22)	2,500	2,601,950
5.75%, 07/01/41 (Call 07/01/21)	1,970	2,112,392
6.00%, 07/01/40 (Call 07/01/21)	1,230	1,354,697
Series B
5.25%, 07/01/17 (Call 07/01/16)	1,780	1,954,404

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.75%, 07/01/38 (Call 07/01/19)	2,425	2,564,825
5.88%, 07/01/36 (Call 07/01/14)	2,000	2,069,720
Series C
5.75%, 07/01/37 (Call 07/01/16)
(AGM)	600	642,672
Series E
5.38%, 07/01/30 (Call 07/01/21)	1,000	1,050,910
5.50%, 07/01/31 (Call 07/01/21)	1,500	1,584,420
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
5.00%, 12/01/13	300	316,764
5.00%, 12/01/14	1,300	1,404,572
5.00%, 12/01/15	1,460	1,605,372
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue
Series A
5.00%, 07/01/33 (Call 07/01/22)	1,250	1,256,838
5.25%, 07/01/24 (Call 07/01/22)	1,500	1,631,550
5.25%, 07/01/42 (Call 07/01/22)	2,000	2,010,800
6.00%, 07/01/38 (Call 07/01/18)	5,620	5,996,315
6.00%, 07/01/47 (Call 07/01/22)	2,500	2,696,000
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 07/01/29 (Call 07/01/22)	1,000	1,054,240
5.00%, 07/01/42 (Call 07/01/22)	2,000	2,020,440
Series II
5.13%, 07/01/26 (PR 07/01/12)
(AGM)	620	628,717
Series LL
5.50%, 07/01/17 (NPFGC)	525	604,065
Series NN
5.00%, 07/01/32 (PR 07/01/13)
(NPFGC)	1,340	1,408,514
Series TT
5.00%, 07/01/32 (Call 07/01/17)	2,000	2,043,080
5.00%, 07/01/37 (Call 07/01/17)	4,100	4,141,943
Series V
5.25%, 07/01/30 (NPFGC-FGIC)	2,500	2,766,325
Series WW
5.25%, 07/01/33 (Call 07/01/18)	1,500	1,554,390
5.50%, 07/01/38 (Call 07/01/18)	4,820	5,071,218
Series XX
5.25%, 07/01/40 (Call 07/01/20)	1,500	1,540,680
Series ZZ
4.00%, 07/01/16	125	134,550
5.25%, 07/01/19	1,260	1,453,133
5.25%, 07/01/26 (Call 07/01/20)	1,500	1,622,445
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series G
5.00%, 07/01/33 (PR 07/01/13)	1,000	1,051,130
Series J
5.13%, 07/01/39 (PR 07/01/14)	410	449,700
5.13%, 07/01/43 (PR 07/01/14)	700	767,781
Series X
5.50%, 07/01/15	50	55,090
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series BB
5.25%, 07/01/22 (AGM)	500	606,297
Series CC
5.25%, 07/01/32 (AGM)	240	274,661
5.25%, 07/01/36 (AGM)	2,035	2,306,591
5.50%, 07/01/30	800	894,008
Series D
5.75%, 07/01/41 (PR 07/01/12)	1,000	1,004,610

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Series K
5.00%, 07/01/30 (Call 07/01/15)	700	706,335
5.00%, 07/01/40 (PR 07/01/15)	400	455,664
Series L
5.25%, 07/01/38 (AMBAC)	3,800	3,948,732
Series M
5.00%, 07/01/32 (Call 07/01/17)	1,020	1,029,976
5.00%, 07/01/46 (Call 07/01/17)	4,500	4,492,485
Series N
5.25%, 07/01/31 (AMBAC)	1,040	1,126,601
5.25%, 07/01/36 (AGM)	2,000	2,257,260
Series X
5.50%, 07/01/15	150	167,669
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series A
0.00%, 07/01/33 (FGIC)	900	271,881
Series C
5.50%, 07/01/16 (AMBAC)	1,250	1,387,750
5.50%, 07/01/17 (AMBAC)	2,550	2,859,927
5.50%, 07/01/25 (AMBAC)	4,625	5,158,540
Series C
5.50%, 07/01/15	500	547,135
Puerto Rico Municipal Finance Agency GO
Series C
5.00%, 08/01/15 (AGM)	925	1,023,374
5.25%, 08/01/17 (AGM)	760	868,688
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.50%, 07/01/16 (AMBAC)	1,650	1,829,801
Series I
5.00%, 07/01/36 (Call 07/01/14)
(GTD)	3,000	3,013,410
Series P
6.25%, 07/01/26 (Call 07/01/19)
(GTD)	1,000	1,159,610
6.75%, 07/01/36 (Call 07/01/19)
(GTD)	2,500	2,943,950
Puerto Rico Public Buildings Authority RB Lease Revenue
Series Q
5.50%, 07/01/37 (Call 07/01/14)
(GTD)	310	314,179
Puerto Rico Public Finance Corp. RB Miscellaneous Revenue
Series B
5.50%, 08/01/31 (Call 08/01/21)	2,510	2,698,626
Puerto Rico Sales Tax Financing Corp. RB Sales Tax Revenue
0.00%, 08/01/32 (Call 08/01/26)	2,000	2,052,980
Series A
0.00%, 08/01/31	500	183,460
0.00%, 08/01/33	2,000	635,300
0.00%, 08/01/34	1,000	297,220
0.00%, 08/01/35	5,375	1,482,425
0.00%, 08/01/36	4,500	1,154,835
0.00%, 08/01/41 (NPFGC-FGIC)	2,000	395,920
0.00%, 08/01/42 (NPFGC-FGIC)	2,000	372,900
0.00%, 08/01/43 (NPFGC)	500	87,560
0.00%, 08/01/44 (NPFGC)	3,000	492,330
0.00%, 08/01/45 (NPFGC)	1,000	153,700
0.00%, 08/01/46 (NPFGC)	7,750	1,114,993
0.00%, 08/01/47 (AMBAC)	5,500	741,510
0.00%, 08/01/54 (AMBAC)	35,925	3,076,617
0.00%, 08/01/56	5,000	379,650
4.38%, 08/01/20 (Call 02/01/20)	215	240,493

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 08/01/18	220	259,639
5.00%, 08/01/24 (Call 08/01/19)	805	914,206
5.25%, 08/01/27 (Call 08/01/19)	1,430	1,603,702
5.38%, 08/01/39 (Call 02/01/20)	3,000	3,208,560
5.50%, 08/01/23 (Call 08/01/19)	520	613,163
5.50%, 08/01/28 (PR 08/01/19)	5	6,510
5.50%, 08/01/28 (Call 08/01/19)	965	1,095,516
5.50%, 08/01/37 (Call 02/01/20)	345	372,945
5.50%, 08/01/42 (Call 02/01/20)	1,250	1,341,100
5.75%, 08/01/37 (Call 08/01/19)	4,000	4,437,440
6.00%, 08/01/42 (Call 08/01/19)	9,625	10,839,097
Series A-1
0.00%, 08/01/23	2,100	1,337,805
5.00%, 08/01/43 (Call 08/01/21)	900	936,873
Series C
0.00%, 08/01/37	1,000	259,040
0.00%, 08/01/38	11,000	2,534,950
0.00%, 08/01/39	5,000	1,151,100
5.00%, 08/01/22 (Call 08/01/21)	500	601,455
5.00%, 08/01/46 (Call 08/01/21)	1,500	1,594,785
5.13%, 08/01/42 (Call 08/01/20)
(AGM)	1,360	1,459,742
5.25%, 08/01/40 (Call 08/01/21)	1,000	1,106,400
5.25%, 08/01/41 (Call 08/01/20)	1,250	1,325,675

		175,959,722
RHODE ISLAND—0.06%
Rhode Island Convention Center Authority RB Miscellaneous Revenue
Series B
5.25%, 05/15/15 (NPFGC)	315	332,171
Rhode Island Economic Development Corp. RB Federal Grant Revenue
Series A
5.25%, 06/15/19 (AGM)	1,200	1,479,780

		1,811,951
SOUTH CAROLINA—1.18%
City of Columbia RB Water & Sewer Revenue
Series A
5.00%, 02/01/41 (Call 02/01/21)	500	564,400
Greenville County School District RB Lease Appropriation
4.63%, 12/01/20 (AGM)	1,000	1,210,510
5.00%, 12/01/27 (Call 12/01/16)	1,000	1,125,810
5.50%, 12/01/28 (PR 12/01/12)	8,270	8,571,855
Piedmont Municipal Power Agency RB Electric Power & Light Revenues
Series A-2
5.00%, 01/01/22 (Call 01/01/21)	1,000	1,181,020
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series A
5.00%, 01/01/17 (NPFGC)	2,360	2,787,656
5.50%, 01/01/38 (Call 01/01/19)	2,600	2,985,632
Series B
5.00%, 01/01/22 (Call 01/01/16)
(NPFGC)	1,315	1,481,347
Series D
5.00%, 01/01/21 (PR 01/01/13)
(AGM)	2,700	2,775,719
Series E
5.00%, 01/01/40 (Call 01/01/20)	1,450	1,595,754

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

South Carolina State Public Service Authority RB Miscellaneous Revenue
Series A
5.00%, 01/01/20 (PR 01/01/14)
(AMBAC)	6,010	6,452,877
South Carolina State Public Service Authority RB Water Revenue
Series C
5.00%, 12/01/36 (Call 12/01/21)	500	560,600
South Carolina Transportation Infrastructure Bank RB Miscellaneous Revenue
Series A
5.25%, 10/01/40 (Call 10/01/19)	500	550,700
South Carolina Transportation Infrastructure Bank RB Transit Revenue
Series B
5.25%, 10/01/13 (AMBAC)	830	880,945
State of South Carolina GO
Series A
4.00%, 06/01/15	500	552,515
4.00%, 04/01/22 (Call 04/01/20)	1,000	1,151,760
5.00%, 03/01/15	1,000	1,124,500

		35,553,600
TENNESSEE—0.86%
City of Memphis GO
5.00%, 10/01/15 (NPFGC)	1,250	1,430,787
5.25%, 10/01/17 (NPFGC)	1,000	1,216,000
Series D
5.00%, 07/01/21 (Call 07/01/20)	1,000	1,229,580
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14	1,575	1,750,912
5.00%, 12/01/15	300	345,087
5.00%, 12/01/17	1,000	1,205,330
Series A
5.00%, 12/01/12 (NPFGC)	3,235	3,312,058
5.00%, 12/01/13 (NPFGC)	500	534,910
5.00%, 12/01/14 (PR 12/01/13)
(NPFGC)	2,000	2,136,520
5.00%, 12/01/15 (PR 12/01/13)
(NPFGC)	300	320,478
5.00%, 12/01/16 (PR 12/01/13)
(NPFGC)	250	267,065
County of Shelby GO
Series A
5.00%, 04/01/14 (AMBAC)	1,285	1,394,956
5.00%, 03/01/24	1,000	1,278,590
Memphis and Shelby County Sports Authority Inc. RB Recreational Revenue
Series A
5.13%, 11/01/28 (PR 11/01/12)
(AMBAC)	500	510,230
Metropolitan Government of Nashville & Davidson County GO
5.00%, 01/01/20 (PR 01/01/18)	1,000	1,228,270
5.00%, 07/01/23 (Call 07/01/22)	1,000	1,245,810
Series D
5.00%, 07/01/16	1,500	1,761,180
Metropolitan Government of Nashville & Davidson County RB Electric Power & Light Revenues
Series A
5.00%, 05/15/36 (Call 05/15/21)	1,025	1,177,130
Metropolitan Government of Nashville & Davidson County RB Water Revenue
5.20%, 01/01/13 (NPFGC-FGIC)	290	297,514
State of Tennessee GO
Series A
4.00%, 08/01/17	2,000	2,319,760
Series C

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 09/01/12	1,000	1,012,060

		25,974,227
TEXAS—7.48%
Central Texas Regional Mobility Authority RB Highway Revenue Tolls
6.00%, 01/01/41 (Call 01/01/21)	1,000	1,120,140
City of Austin RB Electric Power & Light Revenues
5.00%, 11/15/13 (AGM)	1,470	1,567,373
City of Austin RB Water & Wastewater Revenue
5.00%, 11/15/41 (Call 11/15/21)	1,000	1,125,850
Series A
5.00%, 11/15/39 (Call 11/15/19)	1,000	1,110,830
City of Brownsville RB Multiple Utility Revenue
Series A
5.00%, 09/01/31 (Call 09/01/15)
(AMBAC)	500	521,885
City of Dallas GOL
Series A
5.00%, 02/15/18	1,600	1,939,216
5.00%, 02/15/20	650	807,573
City of Dallas RB Water Revenue
5.00%, 10/01/14 (AMBAC)	275	304,758
5.00%, 10/01/15 (AMBAC)	1,200	1,378,704
5.00%, 10/01/17 (AMBAC)	750	911,423
5.00%, 10/01/39 (Call 10/01/20)	850	953,836
5.00%, 10/01/40 (Call 10/01/21)	1,500	1,700,760
City of Houston GO
Series A
5.00%, 03/01/15	1,500	1,682,670
5.00%, 03/01/19 (Call 09/01/15)
(AMBAC)	750	848,340
City of Houston GOL
Series A
5.00%, 03/01/18	1,000	1,210,130
5.00%, 03/01/19 (Call 03/01/18)	500	601,520
5.00%, 03/01/27 (Call 03/01/19)	1,000	1,150,200
5.25%, 03/01/28 (Call 03/01/18)	1,235	1,410,827
City of Houston RB Multiple Utility Revenue
Series A
5.25%, 11/15/17 (AGM)	825	1,010,163
City of Houston RB Port Airport & Marina Revenue
Series A
5.50%, 07/01/34 (Call 07/01/18)	750	840,248
5.50%, 07/01/39 (Call 07/01/18)	1,485	1,650,726
Series B
5.00%, 07/01/31 (Call 07/01/22)	1,500	1,691,100
5.00%, 07/01/32 (Call 07/01/22)	1,000	1,117,480
City of Houston RB Sewer Revenue
Series E
5.00%, 11/15/16	1,000	1,185,790
City of Houston RB Utility Revenue
Series B
5.75%, 12/01/14 (PR 12/01/12)
(AMBAC)	2,500	2,568,675
Series E
5.00%, 11/15/13	2,000	2,136,580
5.00%, 11/15/14	1,950	2,165,806
City of Houston RB Water Revenue
Series A
5.00%, 11/15/36 (Call 11/15/17)
(AGM)	4,500	5,010,075

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.13%, 05/15/28 (Call 05/15/14)
(NPFGC)	1,000	1,070,320
5.25%, 05/15/14 (NPFGC)	1,210	1,324,272
6.00%, 11/15/36 (Call 05/15/19)
(AGM)	1,000	1,204,460
Series C
5.00%, 11/15/18	750	922,860
Series D
5.00%, 11/15/21	890	1,115,757
5.00%, 11/15/33 (Call 11/15/21)	1,000	1,152,900
City of San Antonio GO
5.00%, 02/01/19	500	617,370
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16	500	578,935
5.00%, 02/01/32 (PR 02/01/17)	40	47,863
5.00%, 02/01/32 (Call 02/01/17)	5,295	5,911,867
5.38%, 02/01/14	1,000	1,083,450
Series A
5.00%, 02/01/24 (Call 02/01/15)	3,150	3,446,604
Series D
5.00%, 02/01/17	1,000	1,188,810
5.00%, 02/01/19	500	616,650
City of San Antonio RB Water Revenue
4.50%, 05/15/37 (Call 05/15/17)
(NPFGC-FGIC)	1,300	1,361,672
5.00%, 05/15/27 (Call 05/15/22)	1,000	1,206,000
County of Fort Bend GOL
4.75%, 03/01/31 (Call 03/01/17)
(NPFGC)	1,485	1,595,098
County of Harris GO
Series B
5.00%, 10/01/25 (Call 10/01/16)	4,000	4,579,720
County of Harris GOL
5.25%, 10/01/24 (PR 10/01/14)	785	872,944
5.25%, 10/01/24 (Call 10/01/14)	2,215	2,428,304
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/38 (Call 08/15/19)	1,000	1,111,570
Series B-1
5.00%, 08/15/14 (NPFGC-FGIC)	500	549,790
Series C
5.00%, 08/15/24 (Call 08/15/19)	500	586,435
5.00%, 08/15/49 (Call 08/15/19)	1,000	1,087,710
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30 (Call 02/15/17)
(PSF)	4,000	4,573,000
5.00%, 02/15/35 (Call 02/15/17)
(PSF)	1,200	1,344,816
Dallas Area Rapid Transit RB Sales Tax Revenue
5.00%, 12/01/33 (Call 12/01/18)	250	277,458
5.00%, 12/01/36 (Call 12/01/16)
(AMBAC)	4,735	5,311,155
5.25%, 12/01/29 (AMBAC)	1,050	1,344,903
5.25%, 12/01/43 (Call 12/01/18)	1,000	1,113,240
Dallas Independent School District GO
Series A
5.00%, 08/15/25 (Call 08/15/14)
(PSF)	700	757,078
5.00%, 08/15/28 (Call 08/15/14)
(PSF)	6,500	7,023,185
Dallas-Fort Worth International Airport RB Port Airport & Marina Revenue
Series A
5.00%, 11/01/16	500	583,555

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 11/01/42 (Call 11/01/20)	1,000	1,081,230
5.00%, 11/01/45 (Call 11/01/20)	495	530,793
5.25%, 11/01/38 (Call 11/01/20)	500	555,595
Series B
5.00%, 11/01/32 (Call 11/01/20)	1,000	1,099,330
Harris County Flood Control District RB Miscellaneous Revenue
Series A
5.00%, 10/01/34 (Call 10/01/20)	1,500	1,714,935
Harris County Flood Control District SO Contract Tax
Series A
5.25%, 10/01/21	1,000	1,286,730
Harris County Metropolitan Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/36 (Call 11/01/21)	1,000	1,127,980
5.00%, 11/01/41 (Call 11/01/21)	1,000	1,116,870
Houston Independent School District GO
Series B
5.00%, 02/15/24 (Call 02/15/17)
(PSF)	500	583,300
Houston Independent School District GOL
5.00%, 02/15/22 (Call 02/15/17)
(PSF)	1,750	2,060,713
Klein Independent School District GO
Series A
5.00%, 08/01/38 (Call 08/01/18)
(PSF)	240	264,274
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/13	1,595	1,665,701
5.00%, 05/15/40 (Call 05/15/20)	1,500	1,621,485
5.25%, 01/01/15	1,310	1,472,034
5.75%, 05/15/28 (Call 05/15/15)	940	1,035,260
Series A
5.00%, 05/15/35 (Call 05/15/20)	2,000	2,197,980
6.25%, 05/15/28 (Call 05/15/18)	1,500	1,778,415
North East Independent School District GO
5.25%, 02/01/27 (PSF)	530	690,288
Series A
5.00%, 08/01/37 (Call 08/01/17)
(PSF)	500	558,420
North Texas Municipal Water District RB Water Revenue
5.00%, 09/01/31 (Call 09/01/16)
(NPFGC)	1,500	1,686,345
5.00%, 09/01/38 (Call 09/01/18)	1,700	1,874,046
North Texas Tollway Authority RB Highway Revenue Tolls
0.00%, 09/01/43 (Call 09/01/31)	500	336,835
5.75%, 01/01/38 (Call 01/01/18)	3,600	3,914,208
6.00%, 01/01/34 (Call 01/01/21)	1,000	1,175,830
6.00%, 01/01/38 (Call 01/01/19)
(AGC-ICC)	500	572,915
6.00%, 01/01/43 (Call 01/01/21)	250	288,568
Series A
5.50%, 09/01/36 (Call 09/01/21)	2,500	2,941,775
5.50%, 09/01/41 (Call 09/01/21)	1,580	1,846,830
6.00%, 01/01/28 (Call 01/01/19)	1,010	1,170,802
6.25%, 01/01/39 (Call 01/01/19)	1,000	1,139,610
Series B
0.00%, 09/01/37 (Call 09/01/31)	1,600	404,368
0.00%, 09/01/43 (Call 09/01/31)	2,500	386,550
5.00%, 01/01/38 (Call 01/01/21)	1,000	1,084,870
Series C
0.00%, 09/01/45 (Call 09/01/31)	500	371,890
5.25%, 01/01/44 (Call 01/01/19)	3,370	3,615,606
6.00%, 01/01/25 (Call 01/01/19)	1,000	1,177,980

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Series D
5.00%, 09/01/24 (Call 09/01/21)	1,000	1,196,430
5.00%, 09/01/32 (Call 09/01/21)	1,450	1,648,766
Series H
5.00%, 01/01/42	275	281,969
Series K-1
5.75%, 01/01/38 (Call 01/01/19)
(AGM)	500	564,995
Series L-2
6.00%, 01/01/38	1,000	1,030,970
North Texas Tollway Authority RB Miscellaneous Revenue
0.00%, 01/01/38 (AGM)	1,500	416,685
Series A
5.13%, 01/01/28 (Call 01/01/18)
(NPFGC)	9,960	10,884,985
Series D
0.00%, 01/01/31 (AGM)	370	156,051
0.00%, 01/01/34 (AGM)	3,500	1,238,930
Series E-3
5.75%, 01/01/38	1,150	1,332,091
Pharr-San Juan-Alamo Independent School District GO
5.00%, 02/01/38 (Call 02/01/18)
(PSF)	300	328,095
Plano Independent School District GO
Series A
5.25%, 02/15/34 (Call 02/15/18)	1,700	1,984,512
Round Rock Independent School District GO
5.00%, 08/01/33 (Call 08/01/18)	500	558,285
San Antonio Independent School District GO
5.00%, 08/15/23 (Call 08/15/15)
(PSF)	975	1,097,226
State of Texas GO
4.50%, 04/01/33 (Call 04/01/17)	2,870	3,082,294
5.00%, 10/01/15	1,250	1,432,125
5.00%, 04/01/26 (Call 04/01/18)	1,050	1,240,985
5.00%, 04/01/27 (Call 04/01/18)	1,300	1,536,457
5.00%, 04/01/28 (Call 04/01/16)	1,000	1,119,570
5.00%, 04/01/30 (Call 04/01/16)	2,850	3,184,048
Series A
4.75%, 04/01/35 (Call 04/01/15)	5,600	5,874,960
5.00%, 04/01/26 (Call 04/01/15)	2,850	3,125,623
5.00%, 04/01/33 (Call 04/01/17)	3,800	4,305,742
Tarrant Regional Water District RB Water Revenue
5.00%, 03/01/37 (Call 03/01/22)	1,500	1,703,010
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/13	995	1,046,322
5.00%, 07/01/14	1,270	1,391,361
5.00%, 07/01/15	2,300	2,612,478
5.00%, 01/01/16	500	577,295
5.00%, 01/01/17 (Call 01/01/16)	1,000	1,146,150
5.00%, 07/01/17 (Call 01/01/16)	1,500	1,720,665
Series B
5.00%, 07/01/19 (Call 07/01/14)	1,500	1,635,780
5.00%, 01/01/20 (Call 07/01/13)	675	706,570
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
4.50%, 04/01/15	300	333,582
5.00%, 04/01/23 (Call 04/01/16)	500	569,920
5.25%, 04/01/14	2,550	2,777,383
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/13	1,000	1,039,860
5.00%, 04/01/16	500	582,210

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 04/01/17	800	955,328
5.00%, 04/01/24 (Call 04/01/17)	2,000	2,327,780
5.00%, 04/01/25 (Call 04/01/16)	500	566,745
5.00%, 04/01/26 (Call 04/01/17)	1,000	1,148,970
5.00%, 04/01/27 (Call 04/01/17)	4,650	5,342,710
Texas State Turnpike Authority RB Highway Revenue Tolls
Series A
0.00%, 08/15/21 (AMBAC)	500	358,330
5.00%, 08/15/42 (Call 08/15/12)
(AMBAC)	1,990	1,990,159
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/27 (Call 07/15/17)	250	289,370
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/22	1,000	1,278,650
Series B
5.00%, 08/15/43 (Call 08/15/22)	1,000	1,153,740

		225,018,952
UTAH—0.65%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/12	1,715	1,721,843
5.25%, 07/01/20 (Call 07/01/13)	1,000	1,050,910
5.25%, 07/01/22 (Call 07/01/13)	1,000	1,050,020
State of Utah GO
Series A
5.00%, 07/01/13	1,500	1,578,555
5.00%, 07/01/16	500	589,495
5.00%, 07/01/17	685	828,788
5.00%, 07/01/22 (Call 07/01/21)	2,840	3,598,365
Series C
4.00%, 07/01/13	2,795	2,911,132
5.00%, 07/01/15	1,375	1,566,345
5.00%, 07/01/18	650	803,725
Utah Transit Authority RB Sales Tax Revenue
Series A
5.00%, 06/15/28 (Call 06/15/18)	1,275	1,440,419
5.00%, 06/15/32 (Call 06/15/18)
(AGM)	1,500	1,707,630
5.00%, 06/15/36 (Call 06/15/18)
(AGM)	500	554,515

		19,401,742
VIRGIN ISLANDS—0.04%
Virgin Islands Public Finance Authority RB Sales Tax Revenue
5.00%, 10/01/25 (Call 10/01/20)	650	702,435
5.00%, 10/01/29 (Call 10/01/20)	505	533,861

		1,236,296
VIRGINIA—0.59%
Commonwealth of Virginia GO
Series D
5.00%, 06/01/18	500	617,040
5.00%, 06/01/19	500	628,425
County of Fairfax GO
Series A
5.00%, 10/01/12 (SAW)	250	254,038
5.00%, 10/01/13 (SAW)	1,500	1,596,030

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Series B
5.00%, 04/01/23 (SAW)	1,000	1,298,800
Series C
5.00%, 10/01/16 (SAW)	425	504,666
5.00%, 10/01/17 (SAW)	500	608,405
County of Loudoun GO
Series B
5.00%, 11/01/19	500	631,725
Hampton Roads Sanitation District RB Sewer Revenue
5.00%, 04/01/38 (Call 04/01/18)	375	409,601
Upper Occoquan Sewage Authority RB Sewer Revenue
Series A
5.15%, 07/01/20 (NPFGC)	1,000	1,215,280
Virginia College Building Authority RB College & University Revenue
5.00%, 09/01/20	900	1,124,550
Virginia Commonwealth Transportation Board RB Federal Grant Revenue
5.00%, 09/27/12	235	238,647
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/13	500	531,525
Virginia Commonwealth Transportation Board RB Transit Revenue
5.00%, 05/15/27 (Call 05/15/21)
(SAP)	500	592,070
5.00%, 05/15/34 (Call 05/15/21)
(SAP)	1,000	1,147,570
Virginia Public School Authority RB Miscellaneous Revenue
5.00%, 08/01/23 (Call 08/01/22)
(GOI)	1,000	1,253,080
5.25%, 08/01/14	1,505	1,663,266
Series C
5.00%, 08/01/15 (SAW)	680	776,016
5.00%, 08/01/18 (SAW)	1,475	1,809,840
5.00%, 08/01/19 (SAW)	750	934,875

		17,835,449
WASHINGTON—2.81%
Central Puget Sound Regional Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/32 (Call 11/01/17)
(AGM)	1,400	1,581,412
5.00%, 11/01/36 (Call 11/01/17)	3,150	3,496,468
City of Seattle RB Electric Power & Light Revenues
Series A
5.25%, 02/01/36 (Call 02/01/21)	1,200	1,383,876
Series B
5.00%, 02/01/21 (Call 02/01/20)	500	611,325
5.00%, 02/01/24 (Call 02/01/20)	500	591,945
County of King GOL
4.75%, 01/01/34 (Call 01/01/18)	900	979,911
County of King RB Sewer Revenue
5.00%, 01/01/38 (Call 01/01/18)	4,600	5,012,804
5.00%, 01/01/52 (Call 01/01/22)	1,000	1,098,130
5.13%, 01/01/41 (Call 01/01/21)	500	563,530
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13 (AMBAC)	605	636,206
5.00%, 07/01/15	250	283,717
5.00%, 07/01/17	3,000	3,599,040
5.00%, 07/01/21	1,000	1,256,540
5.00%, 07/01/22 (Call 07/01/21)	1,500	1,766,770
5.00%, 07/01/23 (Call 07/01/21)	2,000	2,445,840
5.00%, 07/01/24 (Call 07/01/16)	675	765,646
5.25%, 07/01/13 (NPFGC)	170	179,228

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.25%, 07/01/16	580	686,047
5.25%, 07/01/18	125	154,448
5.25%, 07/01/18 (Call 07/01/14)
(NPFGC)	150	163,632
5.50%, 07/01/12 (NPFGC)	2,815	2,827,499
5.50%, 07/01/13	330	348,807
5.50%, 07/01/13 (Call 07/01/12)
(AGM)	3,000	3,013,170
5.50%, 07/01/15	2,295	2,639,548
5.75%, 07/01/17 (Call 07/01/12)
(NPFGC)	2,000	2,008,820
6.30%, 07/01/12	1,000	1,005,070
Series C
5.00%, 07/01/14	750	821,505
Series D
5.00%, 07/01/12	335	336,347
FYI Properties RB Lease Non-Terminable
5.50%, 06/01/39 (Call 06/01/19)	1,000	1,114,030
King County School District No. 1 Seattle GOL
Series A
5.00%, 06/01/12 (GTD)	500	500,000
5.00%, 06/01/13	1,000	1,047,790
NJB Properties RB Lease Revenue
Series A
5.00%, 12/01/36 (Call 12/01/16)
(GTD)	1,000	1,052,590
Port of Seattle RB Port Airport & Marina Revenue
5.00%, 06/01/30 (Call 06/01/20)	1,000	1,126,160
5.00%, 06/01/40 (Call 06/01/20)	2,000	2,201,900
Series A
5.00%, 08/01/31 (Call 08/01/22)	1,000	1,149,500
Snohomish County School District No. 201 GO
5.25%, 12/01/27 (Call 12/01/18)
(GTD)	500	599,995
State of Washington GO
Series A
4.00%, 07/01/13	1,000	1,040,880
5.00%, 07/01/25 (Call 07/01/18)	1,330	1,571,741
5.00%, 07/01/27 (Call 07/01/18)	4,750	5,512,612
5.00%, 07/01/31 (Call 07/01/18)	3,400	3,904,968
5.00%, 08/01/35 (Call 08/01/21)	500	568,860
Series B-1
4.00%, 08/01/14	500	538,880
Series C
5.00%, 01/01/27 (Call 01/01/18)	1,000	1,156,500
5.00%, 01/01/28 (Call 01/01/18)	1,000	1,155,460
5.00%, 06/01/41 (Call 06/01/21)	2,500	2,801,725
Series D
5.00%, 01/01/29 (PR 01/01/14)
(AMBAC)	1,675	1,797,593
5.00%, 02/01/34 (Call 02/01/22)	1,000	1,151,300
Series E
5.00%, 01/01/31 (Call 01/01/16)
(AMBAC)	1,500	1,644,480
5.00%, 02/01/31 (Call 02/01/19)	1,500	1,747,935
Series R
5.00%, 01/01/21 (Call 01/01/15)
(AMBAC)	2,685	2,966,200
Series R-2006A
5.00%, 07/01/13 (AMBAC)	525	552,137
Series R-2010A
5.00%, 01/01/15	555	619,175
Series R-2011C

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 07/01/16	400	469,472
5.00%, 07/01/17	350	420,276
Series R-2012C
5.00%, 07/01/25 (Call 07/01/22)	1,000	1,217,100
5.00%, 07/01/26 (Call 07/01/22)	1,500	1,813,785
State of Washington RB Federal Grant Revenue
Series F
5.00%, 09/01/24 (Call 09/01/22)	1,500	1,803,030
University of Washington RB College & University Revenue
Series A
5.00%, 07/01/41 (Call 07/01/22)	1,000	1,143,860

		84,647,215
WEST VIRGINIA—0.08%
State of West Virginia GO
5.00%, 06/01/15 (NPFGC-FGIC)	1,000	1,132,290
West Virginia University Board of Governors RB College & University Revenue
Series B
5.00%, 10/01/36 (Call 10/01/21)	1,000	1,142,470

		2,274,760
WISCONSIN—0.88%
State of Wisconsin GO
Series 1
4.00%, 05/01/15	3,000	3,302,160
5.00%, 05/01/16 (AMBAC)	550	641,745
5.00%, 05/01/18 (Call 05/01/15)
(NPFGC)	3,000	3,360,390
5.00%, 05/01/21	500	625,970
5.50%, 05/01/14 (NPFGC)	2,285	2,508,999
Series 2
5.00%, 11/01/20	500	626,875
5.00%, 11/01/22 (Call 11/01/21)	1,000	1,246,200
Series A
5.00%, 05/01/16 (NPFGC-FGIC)	1,000	1,166,810
State of Wisconsin RB General Fund
Series A
5.38%, 05/01/25 (Call 05/01/19)
(SAP)	2,050	2,419,328
5.63%, 05/01/28 (Call 05/01/19)
(SAP)	1,470	1,755,959
5.75%, 05/01/33 (Call 05/01/19)
(SAP)	3,000	3,555,000
6.00%, 05/01/36 (Call 05/01/19)
(SAP)	1,250	1,522,875
6.25%, 05/01/37 (Call 05/01/19)
(SAP)	1,000	1,232,880
State of Wisconsin RB Transit Revenue
Series A
5.00%, 07/01/20 (AGM)	2,000	2,478,580

		26,443,771

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $2,774,637,424)		2,967,875,886

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS— 0.34%

MONEY MARKET FUNDS—0.34%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.07%(a)(b)	10,350,657	10,350,657

		10,350,657

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,350,657)		10,350,657

TOTAL INVESTMENTS IN SECURITIES—98.97%
(Cost: $2,784,988,081)		2,978,226,543
Other Assets, Less Liabilities—1.03%		31,027,471

NET ASSETS—100.00%		$3,009,254,014

COP	- Certificates of Participation
GO	-General Obligation
GOI	- General Obligation of the Issuer
GOL	-General Obligation Limited
GTD	- Guaranteed by the Commonwealth, County or State
PR	- Prerefunded
PSF	- Permanent School Fund
RB	- Revenue Bond
SAP	- Subject to Appropriations
SAW	- State Aid Withholding
SO	- Special Obligation
ST	-Special Tax

Insured by:

AGC-ICC	- American Guaranty Corp. - Insured Custody Certificates
AGM	- Assured Guaranty Municipal Corp.
AGM-CR	- AGM Insured Custodial Receipts
AMBAC	- Ambac Financial Group Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CDC IXIS Financial Guaranty
FGIC	- Financial Guaranty Insurance Co.
HERBIP	- Higher Education Revenue Bond Intercept Program
NPFGC	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES—97.94%

NEW YORK—97.94%
Brooklyn Arena Local Development Corp. RB Recreational Revenue
6.25%, 07/15/40 (Call 01/15/20)	$250	$280,175
6.38%, 07/15/43 (Call 01/15/20)	950	1,070,327
City of New York GO
5.38%, 03/01/27 (PR 03/01/13)	210	218,112
Series A
5.00%, 08/01/20 (Call 08/01/16)
(AGM)	250	286,070
5.00%, 08/01/25 (Call 08/01/16)	400	455,988
Series A-1
5.00%, 08/01/12	100	100,801
5.00%, 08/01/17	1,100	1,311,090
5.00%, 08/01/19 (Call 08/01/17)	150	176,379
5.00%, 08/01/27 (Call 08/01/21)	250	292,490
5.00%, 08/01/31 (Call 08/01/21)	200	230,284
Series B
5.00%, 08/01/13	105	110,744
5.00%, 08/01/16	135	156,862
5.00%, 08/01/20	100	123,082
Series B-1
5.25%, 09/01/20 (Call 09/01/18)	195	235,273
Series C
2.00%, 08/01/12	130	130,391
5.00%, 08/01/19	230	281,456
5.50%, 08/01/12	125	126,105
Series C-1
5.00%, 10/01/19 (Call 10/01/17)	150	176,204
5.00%, 10/01/20 (Call 10/01/17)	250	291,417
5.00%, 10/01/24 (Call 10/01/17)
(AGM)	250	292,350
Series D
5.38%, 06/01/32 (PR 06/01/12)	100	100,000
Series E
4.00%, 08/01/14	220	236,348
Series F
5.00%, 08/01/21	500	615,305
5.00%, 08/01/31 (Call 02/01/22)	250	289,630
Series G
4.00%, 08/01/18 (Call 08/01/17)	145	165,490
5.00%, 08/01/14	500	547,910
5.00%, 08/01/24 (Call 08/01/17)	350	411,495
Series H-1
3.25%, 03/01/14	250	262,070
5.00%, 03/01/23 (Call 03/01/19)	490	569,233
Series I
5.00%, 08/01/23 (Call 08/01/22)	500	613,555
5.00%, 03/01/33 (PR 03/01/13)	400	414,328
Series J
5.00%, 05/15/23 (PR 05/15/14)	40	43,638
5.00%, 05/15/23 (Call 05/15/14)	210	226,815
5.25%, 06/01/28 (PR 06/01/13)	1,660	1,743,133
5.50%, 06/01/20 (PR 06/01/13)	135	142,098
Series J-1
5.00%, 08/01/13	360	379,692
5.00%, 05/15/33 (Call 05/15/19)	400	449,348

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 05/15/36 (Call 05/15/19)	905	1,004,659
Series L-1
5.00%, 04/01/25 (Call 04/01/18)	810	953,078
Series M
5.00%, 04/01/25 (Call 04/01/15)
(FGIC)	200	219,226
Erie County Industrial Development Agency RB Lease Appropriation
Series A
5.00%, 05/01/31 (Call 05/01/19)	100	110,239
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/47 (Call 02/15/17)
(NPFGC)	675	682,006
5.00%, 02/15/47 (Call 02/15/17)	2,180	2,282,068
5.00%, 02/15/47 (Call 02/15/17)
(FGIC)	650	680,433
5.25%, 02/15/47 (Call 02/15/21)	500	551,720
5.75%, 02/15/47 (Call 02/15/21)	250	287,833
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/38 (Call 05/01/21)	600	654,006
5.50%, 12/01/12 (AGM)	165	169,374
5.50%, 04/01/22 (Call 04/01/19)	500	606,080
5.50%, 05/01/33 (Call 05/01/19)
(BHAC)	625	725,737
6.25%, 04/01/33 (Call 04/01/19)	250	302,167
Series B
5.00%, 12/01/35 (Call 06/01/16)	250	263,313
Series C
5.00%, 09/01/35 (Call 09/01/16)	225	237,663
Series D
5.00%, 09/01/12 (NPFGC)	125	126,471
Series E
5.00%, 12/01/21 (Call 12/01/16)
(NPFGC-FGIC)	400	449,764
5.00%, 12/01/22 (Call 12/01/16)
(NPFGC-FGIC)	250	279,470
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28 (PR 10/01/15)
(FGIC)	430	490,793
Metropolitan Transportation Authority RB Highway Revenue Tolls
Series B
5.00%, 11/15/28 (Call 11/15/13)
(NPFGC)	233	243,786
5.25%, 11/15/32 (PR 11/15/13)	1,715	1,838,857
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.13%, 01/01/24 (Call 07/02/12)
(SAP)	250	250,793
Series C
5.00%, 11/15/41 (Call 11/15/22)	500	551,365
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/27	1,300	1,379,248
Series A
4.75%, 11/15/27 (Call 11/15/15)
(NPFGC)	200	219,680
5.00%, 11/15/18	250	299,645
5.00%, 11/15/25 (Call 11/15/12)
(NPFGC-FGIC)	500	508,790
5.00%, 11/15/30 (Call 11/15/12)
(AGM)	400	406,664
5.00%, 11/15/31 (Call 11/15/16)	600	642,444

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 11/15/37 (Call 11/15/21)	455	500,300
5.50%, 11/15/39 (Call 11/15/18)	700	785,841
Series B
5.00%, 11/15/30 (Call 11/15/15)
(AMBAC)	1,600	1,690,800
5.00%, 11/15/34 (Call 11/15/19)	650	724,769
Series C
6.25%, 11/15/23 (Call 11/15/18)	100	127,320
Series D-1
5.00%, 11/01/22	250	301,547
Series H
5.25%, 11/15/12	150	153,314
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series H
5.25%, 11/15/15 (Call 11/15/14)
(AMBAC)	100	111,252
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue
Series A
5.38%, 11/01/28 (Call 11/01/18)
(BHAC)	235	275,277
New York City Educational Construction Fund RB Lease Revenue
Series A
5.75%, 04/01/41 (Call 04/01/21)	45	52,783
New York City Industrial Development Agency RB Recreational Revenue
4.50%, 03/01/39 (Call 09/01/16)
(FGIC)	270	268,734
5.00%, 03/01/31 (Call 09/01/16)
(FGIC)	210	218,621
5.00%, 03/01/36 (Call 09/01/16)
(NPFGC)	275	283,679
5.00%, 03/01/46 (Call 09/01/16)
(FGIC)	955	973,957
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
5.00%, 06/15/37 (Call 06/15/17)	100	111,654
Series B
5.00%, 06/15/14 (AGM)	140	153,073
Series CC
5.00%, 06/15/29 (Call 06/15/18)	185	207,794
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26 (Call 06/15/21)	750	890,505
5.00%, 06/15/44 (Call 12/15/21)	500	558,655
5.38%, 06/15/43 (Call 12/15/20)	125	144,163
Series A
5.00%, 06/15/38 (Call 06/15/17)	100	111,573
5.00%, 06/15/39 (Call 06/15/14)	255	271,978
5.88%, 06/15/13 (AMBAC)	100	105,848
Series AA
5.00%, 06/15/44 (Call 06/15/21)	150	166,812
Series BB
5.00%, 06/15/31 (Call 06/15/20)	500	570,570
Series C
4.75%, 06/15/33 (Call 06/15/16)	250	274,993
5.00%, 06/15/25 (Call 06/15/15)
(NPFGC)	600	663,282
5.00%, 06/15/27 (Call 06/15/15)
(NPFGC)	455	502,989
Series CC
5.00%, 06/15/45 (Call 12/15/21)	250	279,328
Series D
5.00%, 06/15/37 (Call 06/15/15)	250	274,565
Series DD
4.75%, 06/15/35 (Call 06/15/17)	250	272,500

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

4.75%, 06/15/36 (Call 06/15/17)	980	1,062,624
Series FF-2
5.00%, 06/15/40 (Call 06/15/19)	500	549,045
Series GG-1
5.00%, 06/15/39 (Call 06/15/19)	1,675	1,840,389
5.25%, 06/15/32 (Call 06/15/19)	750	858,397
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 02/01/31 (Call 02/01/21)	125	144,156
Series A
5.00%, 11/01/27 (Call 11/01/21)	250	297,065
5.00%, 05/01/29 (Call 05/01/19)	150	177,059
Series A-1
5.00%, 08/01/13	190	200,513
5.00%, 08/01/20 (PR 08/01/16)	160	189,565
5.00%, 08/01/20 (Call 08/01/16)	840	977,491
Series B
5.00%, 11/01/15	500	574,105
5.00%, 11/01/21 (Call 05/01/17)	250	293,760
5.00%, 11/01/30 (Call 05/01/17)	100	113,829
Series C
5.00%, 11/01/39 (Call 11/01/20)	250	279,445
5.25%, 08/01/21 (PR 08/01/12)
(AMBAC)	100	100,842
Series D
5.00%, 11/01/23 (Call 05/01/20)	250	300,237
5.00%, 02/01/27 (Call 02/01/21)	250	293,737
5.00%, 02/01/35 (Call 02/01/21)	500	565,605
Series E
5.00%, 11/01/23 (Call 05/01/21)	115	140,232
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38 (Call 01/15/18)
(SAW)	235	243,972
4.75%, 01/15/38 (Call 01/15/18)
(SAW)	250	268,455
5.00%, 01/15/26 (Call 01/15/18)
(SAW)	470	540,340
5.00%, 01/15/34 (Call 01/15/18)
(SAW)	500	547,035
Series S-2
5.00%, 01/15/37 (Call 01/15/17)
(NPFGC-FGIC)	100	107,052
Series S-3
5.25%, 01/15/30 (Call 01/15/19)
(SAW)	500	573,235
Series S-4
5.50%, 01/15/39 (Call 01/15/19)
(SAW)	500	571,325
New York City Transitional Finance Authority RB Miscellaneous Taxes
Series A-1
5.00%, 11/01/13	260	277,350
5.00%, 11/01/19 (Call 05/01/15)	350	393,123
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/12	440	443,538
5.00%, 08/01/21 (Call 08/01/16)	725	842,051
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31 (Call 10/01/18)	500	556,965
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/30 (Call 11/15/15)
(AMBAC)	375	393,525
5.00%, 11/15/35 (Call 11/15/15)
(AMBAC)	500	521,060

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 11/15/44 (Call 11/15/15)
(AMBAC)	630	654,671
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51 (Call 11/15/21)	250	287,558
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41 (Call 12/15/21)
(GOI)	500	555,660
5.25%, 12/15/43 (Call 12/15/21)
(GOI)	740	841,669
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/15 (GOI)	200	225,046
5.00%, 04/01/19 (Call 04/01/18)	500	605,000
5.00%, 04/01/20 (Call 04/01/18)	50	60,141
Series B
5.00%, 04/01/19 (GOI)	285	353,625
Series C
5.50%, 04/01/17 (GOI)	550	649,324
Series E
5.25%, 04/01/16 (GOI)	150	170,231
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13 (GOI)	360	378,770
5.00%, 07/01/22 (Call 07/01/18)	500	580,225
5.00%, 09/01/38 (Call 09/01/19)	380	408,641
5.13%, 07/01/34 (Call 07/01/14)
(AMBAC)	300	307,395
Series 1
5.50%, 07/01/40 (AMBAC)	400	522,056
Series A
5.00%, 07/01/37 (Call 07/01/22)	250	284,128
Series E
6.13%, 01/01/31 (Call 01/01/19)	250	296,382
New York State Dormitory Authority RB Health Hospital Nursing Home Revenue
5.50%, 07/01/23 (NPFGC)	200	259,340
Series A
5.25%, 08/15/15 (Call 08/15/14)
(AGM FHA)	590	650,870
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 03/15/28 (Call 03/15/18)	500	575,690
Series B
5.00%, 03/15/28 (Call 03/15/19)	200	235,876
Series C
5.00%, 03/15/22 (Call 03/15/18)	500	597,165
5.00%, 03/15/25 (Call 03/15/18)	525	615,678
5.00%, 03/15/31 (Call 03/15/21)	250	290,253
5.00%, 12/15/31 (Call 12/15/16)	250	283,198
Series F
5.00%, 03/15/30 (Call 03/15/15)	250	270,323
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15	500	561,465
5.00%, 05/15/20	520	640,006
5.00%, 07/01/22 (Call 07/01/19)	250	295,857
Series A
5.25%, 05/15/15	450	494,752
New York State Dormitory Authority RB Property Tax
Series D
5.25%, 10/01/23 (Call 10/01/12)
(NPFGC)	500	507,385
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/30 (Call 06/15/14)	750	808,095
Series A
4.75%, 06/15/31 (Call 06/15/16)	1,000	1,079,920

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 06/15/24 (Call 06/15/22)	250	312,437
5.00%, 06/15/34 (Call 06/15/19)	180	210,857
5.13%, 06/15/38 (Call 06/15/19)	350	392,861
Series B
5.00%, 06/15/33 (Call 06/15/18)	500	578,150
5.00%, 06/15/41 (Call 06/15/21)	250	284,445
New York State Power Authority RB Electric Power & Light Revenues
Series A
4.50%, 11/15/47 (Call 11/15/17)
(NPFGC)	480	501,485
5.00%, 11/15/15 (PR 11/15/12)	250	255,415
5.00%, 11/15/19 (PR 11/15/12)	125	127,708
5.00%, 11/15/22 (GOI)	250	320,332
5.25%, 11/15/16 (PR 11/15/12)	250	255,700
Series C
5.00%, 11/15/15 (NPFGC)	450	518,031
New York State Thruway Authority RB Highway Revenue Tolls
Series A
5.00%, 04/01/27 (Call 04/01/18)	750	848,550
5.25%, 04/01/13 (NPFGC)	230	239,775
Series B
4.13%, 04/01/19 (Call 10/01/15)
(AMBAC)	500	544,130
5.00%, 04/01/13 (NPFGC-FGIC)	415	431,774
5.00%, 04/01/15 (AGM)	950	1,066,679
5.00%, 04/01/17 (Call 10/01/15)
(NPFGC-FGIC)	300	342,318
5.50%, 04/01/20 (AMBAC)	250	319,035
Series H
4.00%, 01/01/18 (NPFGC)	100	112,826
5.00%, 01/01/19 (Call 01/01/18)
(NPFGC)	400	471,656
5.00%, 01/01/21 (Call 01/01/18)
(NPFGC)	225	263,864
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/18	500	605,070
5.00%, 03/15/21 (Call 09/15/20)	500	626,440
5.00%, 03/15/26 (Call 09/15/18)	300	352,110
5.00%, 03/15/29 (Call 09/15/20)	250	294,675
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/13	125	129,955
5.00%, 04/01/16	250	288,718
Series B
5.00%, 04/01/14	400	432,996
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17	250	302,775
Series A-1
5.00%, 12/15/16	400	473,284
5.00%, 12/15/18	285	350,214
Series B
5.00%, 03/15/32 (Call 03/15/17)	250	274,833
Series B-1
5.00%, 03/15/28 (Call 03/15/19)	250	290,488
5.00%, 03/15/36 (Call 03/15/19)	500	557,410
5.25%, 03/15/38 (Call 03/15/19)	120	135,445
Series C
5.00%, 12/15/15	200	230,350
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/21 (Call 07/01/18)	750	870,802
Series D
5.25%, 01/01/17	160	189,283

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.25%, 01/01/20 (Call 01/01/19)	250	300,905
5.63%, 01/01/28 (Call 01/01/19)	400	458,692
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.50%, 09/15/39 (Call 09/15/19)
(GOI)	475	502,797
4.75%, 07/15/31 (Call 07/15/18)
(GOI)	200	220,730
4.75%, 11/15/32 (Call 11/15/17)
(GOI)	200	218,016
5.00%, 10/01/27 (Call 10/01/16)
(GOI)	700	794,213
5.00%, 12/01/29 (Call 06/01/15)
(GOI)	925	991,396
5.00%, 07/15/35 (Call 07/15/18)
(GOI)	200	220,566
5.00%, 10/01/35 (Call 10/01/16)
(GOI)	550	622,792
5.00%, 09/15/36 (Call 09/15/19)
(GOI)	200	223,506
5.00%, 01/15/41 (Call 01/15/21)
(GOI)	250	279,865
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/17 (Call 10/15/14)
(NPFGC)	825	910,635
5.00%, 10/15/20 (Call 10/15/14)
(NPFGC)	143	157,292
5.00%, 10/15/23 (Call 10/15/14)
(NPFGC)	405	446,634
5.00%, 10/15/29 (Call 10/15/14)
(AMBAC)	625	681,175
5.00%, 10/15/32 (Call 10/15/14)
(AMBAC)	1,420	1,544,136
5.25%, 10/15/18 (Call 10/15/14)
(NPFGC)	500	555,220
5.25%, 10/15/19 (Call 10/15/14)
(NPFGC)	185	205,431
State of New York GO
Series C
5.00%, 09/01/12	250	253,033
5.00%, 04/15/13	300	312,870
5.00%, 04/15/14	150	163,338
5.00%, 04/15/15	500	565,095
5.00%, 04/15/16 (Call 04/15/15)	500	561,375
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
5.00%, 11/15/37 (Call 05/15/18)
(GOI)	775	863,567
Series A
5.25%, 01/01/28 (PR 01/01/22)
(GOI)	65	84,657
Series B
5.25%, 11/15/13
(GOI)	200	214,292
Series C
5.00%, 11/15/38 (Call 11/15/18)
(GOI)	550	617,969
Series D
5.00%, 11/15/31 (Call 11/15/18)	650	721,747

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Triborough Bridge & Tunnel Authority RB Transit Revenue
Series A
5.00%, 11/15/32 (Call 11/15/17)	600	685,584

		102,765,457

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $94,870,080)		102,765,457

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.56%

MONEY MARKET FUNDS—1.56%
BlackRock Liquidity Funds - New York Money Fund, Institutional Shares
0.06%(a)(b)	1,638,629	1,638,629

		1,638,629

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,638,629)		1,638,629

TOTAL INVESTMENTS IN SECURITIES—99.50%
(Cost: $96,508,709)		104,404,086
Other Assets, Less Liabilities—0.50%		527,235

NET ASSETS—100.00%		$104,931,321

GO	-General Obligation
GOI	-General Obligation of the Issuer
PR	-Prerefunded
RB	-Revenue Bond
SAP	-Subject to Appropriations
SAW	-State Aid Withholding

Insured by:

AGM	-Assured Guaranty Municipal Corp.
AMBAC	-Ambac Financial Group Inc.
BHAC	-Berkshire Hathaway Assurance Corp
FGIC	-Financial Guaranty Insurance Co.
FHA	-Federal Housing Administration
NPFGC	-National Public Finance Guarantee Corp.

(a)	The rate quoted is the annualized seven-day yield of the fund at period end.
(b)	Affiliated issuer. See Note 2.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES—98.92%

ALABAMA—0.46%
Alabama Public School & College Authority RB Sales Tax Revenue
Series A
5.00%, 05/01/14	$500	$543,535
Birmingham Water Works Board RB Water Revenue
Series B
5.00%, 01/01/37 (PR 01/01/13)
(NPFGC)	1,000	1,027,910
5.00%, 01/01/43 (PR 01/01/13)
(NPFGC)	900	925,119

		2,496,564
ARIZONA—1.00%
Arizona School Facilities Board COP Lease Appropriation
Series A
5.00%, 09/01/13 (NPFGC)	260	274,604
5.25%, 09/01/17 (PR 03/01/13)
(NPFGC)	800	830,152
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16 (NPFGC-FGIC)	300	353,565
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/15 (Call 07/01/14)
(AMBAC)	1,250	1,365,063
5.25%, 07/01/12 (AMBAC)	310	311,305
Phoenix Civic Improvement Corp. RB Water Revenue
5.00%, 07/01/26 (PR 07/01/12)
(NPFGC-FGIC)	785	788,101
Salt River Project Agricultural Improvement & Power District COP Lease Renewal
5.00%, 12/01/14 (Call 12/01/13)
(NPFGC)	500	531,910
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series B
4.00%, 01/01/15	820	895,120
5.00%, 01/01/22 (PR 01/01/13)	100	102,791

		5,452,611
ARKANSAS—0.16%
State of Arkansas GO
4.00%, 08/01/12	500	503,145
5.00%, 08/01/14 (PR 08/01/12)	345	347,774

		850,919
CALIFORNIA—18.89%
Bay Area Toll Authority RB Highway Revenue Tolls
Series F
5.00%, 04/01/15	860	965,754
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.25%, 07/01/19 (PR 07/01/13)
(AGM)	600	632,502
5.25%, 07/01/20 (PR 07/01/13)
(AGM)	220	231,917
5.25%, 07/01/21 (PR 07/01/13)
(AGM)	1,375	1,449,484

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/17 (AGM)	100	119,462
Series L
4.00%, 05/01/15	100	110,143
5.00%, 05/01/15	2,695	3,046,293
5.00%, 05/01/16	1,165	1,359,532
5.00%, 05/01/17	470	561,471
Series M
4.00%, 05/01/14	250	267,250
4.00%, 05/01/16	500	564,195
5.00%, 05/01/13	1,100	1,148,433
5.00%, 05/01/14	500	544,040
5.00%, 05/01/15	1,750	1,978,112
5.00%, 05/01/16	500	583,490
California State Department of Water Resources RB Water Revenue
Series AJ
5.00%, 12/01/16	500	595,325
California State Public Works Board RB Lease Abatement
5.25%, 01/01/16 (AMBAC)	1,000	1,130,710
California State Public Works Board RB Lease Revenue
Series C
5.25%, 06/01/28 (PR 12/01/13)	1,010	1,084,498
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13	840	871,853
5.00%, 06/15/13	6,715	7,039,200
Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16	195	180,412
Desert Sands Unified School District GO
5.00%, 06/01/29 (PR 06/01/14)
(AGM)	400	437,688
Grossmont-Cuyamaca Community College District GO
Series B
5.00%, 08/01/29 (PR 08/01/15)
(FGIC)	1,000	1,139,230
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/17	105	119,062
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/14	1,000	1,095,120
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
5.00%, 07/01/16	400	469,472
Series A
4.00%, 07/01/13	1,000	1,040,650
5.00%, 07/01/13 (NPFGC)	375	394,301
Los Angeles Unified School District GO
5.75%, 07/01/14 (NPFGC)	400	443,644
Series A
5.00%, 07/01/13 (NPFGC)	625	657,237
5.00%, 07/01/21 (PR 07/01/13)
(AGM)	1,015	1,066,674
5.00%, 07/01/22 (PR 07/01/13)
(AGM)	600	630,546
5.00%, 07/01/23 (PR 07/01/13)
(AGM)	2,875	3,021,366
5.00%, 07/01/24 (PR 07/01/13)
(AGM)	285	299,509
5.00%, 01/01/28 (PR 07/01/13)
(NPFGC)	2,860	3,005,603
5.25%, 07/01/19 (PR 07/01/13)
(AGM)	1,450	1,527,734

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.25%, 07/01/20 (PR 07/01/13)
(AGM)	680	716,455
5.50%, 07/01/15 (PR 07/01/13)
(NPFGC)	500	528,155
Series E
5.13%, 07/01/22 (PR 07/01/12)
(NPFGC)	530	532,178
5.13%, 01/01/27 (PR 07/01/12)
(NPFGC)	3,545	3,559,570
Series F
5.00%, 07/01/25 (PR 07/01/13)
(FGIC)	1,465	1,539,583
5.00%, 01/01/28 (PR 07/01/13)
(FGIC)	500	525,455
Series KY
5.00%, 07/01/14	1,050	1,147,566
Metropolitan Water District of Southern California RB Water Revenue
Series B
5.00%, 07/01/13	150	157,788
Series B-3
5.00%, 10/01/29 (PR 10/01/14)
(NPFGC)	610	676,154
Orange County Sanitation District COP Sewer Revenue
5.00%, 02/01/33 (PR 08/01/13)
(NPFGC-FGIC)	1,550	1,634,831
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35 (PR 12/01/14)
(AMBAC)	500	557,420
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series S
5.00%, 11/15/12 (NPFGC)	905	924,666
Series U
5.00%, 08/15/17 (AGM)	100	120,115
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series B
5.00%, 05/15/15	375	422,321
5.00%, 05/15/16	500	579,885
San Diego Unified School District GO
Series F
5.00%, 07/01/28 (PR 07/01/14)
(AGM)	225	246,947
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/17	200	191,674
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15 (NPFGC)	500	480,875
Series A
5.50%, 01/01/14 (AGM)	500	540,040
Series A-2003-1
5.00%, 07/01/33 (PR 07/01/13)
(AMBAC)	840	883,235
State of California GO
2.00%, 02/01/13	1,000	1,011,720
3.00%, 09/01/13	1,500	1,549,650
3.00%, 09/01/16	1,645	1,763,555
4.00%, 08/01/13	250	260,713
4.00%, 08/01/14	1,000	1,072,420
4.00%, 08/01/15	200	218,000
4.00%, 10/01/15	325	355,537
4.00%, 07/01/16 (Call 07/02/12)	1,350	1,353,969
5.00%, 02/01/13	250	257,923
5.00%, 03/01/13	950	983,791
5.00%, 05/01/13	500	521,635

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 03/01/14	2,155	2,322,444
5.00%, 03/01/14 (NPFGC-FGIC)	500	538,850
5.00%, 05/01/14	500	542,200
5.00%, 08/01/14	215	235,191
5.00%, 03/01/15	1,025	1,135,659
5.00%, 04/01/15	1,000	1,110,560
5.00%, 06/01/15	200	223,144
5.00%, 11/01/15	2,350	2,653,949
5.00%, 03/01/16	300	341,520
5.00%, 04/01/16	215	245,343
5.00%, 09/01/16	1,000	1,154,590
5.00%, 10/01/16	1,000	1,157,220
5.00%, 11/01/16 (AMBAC)	500	579,920
5.00%, 12/01/16	250	290,625
5.00%, 02/01/17	1,000	1,164,870
5.00%, 04/01/17	1,000	1,169,340
5.00%, 02/01/29 (PR 02/01/14)	600	646,878
5.00%, 02/01/33 (PR 02/01/14)	1,965	2,118,525
5.13%, 02/01/28 (PR 02/01/14)	250	270,050
5.25%, 12/01/12	500	512,590
5.25%, 02/01/14 (Call 08/01/13)	100	105,667
5.25%, 04/01/29 (PR 04/01/14)	1,000	1,091,200
5.50%, 03/01/13 (Call 07/02/12)
(NPFGC-FGIC)	35	35,152
5.50%, 04/01/28 (PR 04/01/14)	500	547,885
Series A
4.00%, 07/01/16	455	512,203
5.00%, 07/01/12 (NPFGC)	1,290	1,295,177
5.00%, 07/01/15 (PR 07/01/14)	2,055	2,256,349
5.00%, 07/01/15 (Call 07/01/14)
(NPFGC)	1,260	1,376,815
5.00%, 07/01/16	1,095	1,276,507
5.25%, 07/01/12	1,155	1,159,839
5.25%, 07/01/13	940	989,228
5.25%, 07/01/13 (NPFGC)	960	1,010,986
5.25%, 07/01/14	1,720	1,894,306
5.25%, 07/01/14 (NPFGC-FGIC)	2,380	2,610,860
Series B
3.50%, 07/01/14 (PR 07/01/2014)	600	633,912
5.00%, 07/01/14	1,310	1,429,158
University of California Regents RB College & University Revenue
Series A
5.00%, 05/15/13 (AMBAC)	810	846,936

		102,611,386
COLORADO—1.20%
City & County of Denver RB Port Airport & Marina Revenue
Series B
5.50%, 11/15/33 (PR 11/15/13)	500	537,925
Colorado Department of Transportation RB Highway Revenue Tolls
5.00%, 12/15/16	1,000	1,187,630
Series B
5.00%, 12/15/13 (NPFGC-FGIC)	410	439,463
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/13 (NPFGC)	1,455	1,534,108
5.50%, 06/15/15 (NPFGC)	800	918,544

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

E-470 Public Highway Authority RB Highway Revenue Tolls
Series B
0.00%, 09/01/16 (NPFGC)	130	116,875
Regional Transportation District RB Sales Tax Revenue
Series A
5.00%, 11/01/36 (PR 11/01/16)
(AMBAC)	1,495	1,779,334

		6,513,879
CONNECTICUT—1.87%
State of Connecticut GO
Series A
3.50%, 01/01/16 (Call 01/01/14)	500	522,330
5.00%, 01/01/14	3,615	3,878,389
5.00%, 01/01/16	1,500	1,730,160
Series C
5.00%, 12/01/15	500	575,200
5.50%, 12/15/12	175	180,022
5.50%, 12/15/14	420	473,290
Series D
5.00%, 01/01/14	1,000	1,072,860
Series E
5.50%, 11/15/12	1,000	1,024,270
State of Connecticut ST Obligation Revenue
Series 1
5.00%, 02/01/17	360	427,428
State of Connecticut ST Sales Tax Revenue
Series 1
5.00%, 02/01/14	265	285,371

		10,169,320
DELAWARE—0.03%
State of Delaware GO
Series 2009C
5.00%, 10/01/16	125	148,431

		148,431
DISTRICT OF COLUMBIA—0.48%
District of Columbia GO
Series B
5.00%, 06/01/17 (AMBAC)	455	541,732
District of Columbia RB Income Tax Revenue
Series C
5.00%, 12/01/12	580	593,938
5.00%, 12/01/13	400	428,180
District of Columbia Water & Sewer Authority RB Water Revenue
5.00%, 10/01/33 (PR 10/01/13)
(NPFGC-FGIC)	1,000	1,061,660

		2,625,510
FLORIDA—3.06%
City of Gainesville RB Multiple Utility Revenue
Series A
5.00%, 10/01/35 (PR 10/01/15)
(AGM)	2,025	2,325,490
County of Miami-Dade RB Water Revenue
Series B
5.00%, 10/01/14 (AGM)	1,000	1,098,410
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Series A
5.00%, 07/01/12	805	808,204
5.00%, 07/01/13	1,485	1,557,869
5.00%, 07/01/14	180	195,138
5.00%, 07/01/15	1,945	2,167,741
5.00%, 07/01/16	1,125	1,279,181
Florida State Board of Education GO
Series A
5.00%, 01/01/15	570	636,063
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/12 (NPFGC)	300	301,209
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series D
5.00%, 07/01/13	1,500	1,573,335
JEA St. Johns River Power Park System RB Electric Power & Light Revenues
Series 23
5.00%, 10/01/15	1,000	1,139,890
State of Florida GO
Series A
5.00%, 06/01/16	1,000	1,170,920
State of Florida RB Miscellaneous Revenue
Series C
5.00%, 07/01/16	1,035	1,209,967
Tampa Bay Water RB Water Revenue
Series A
5.00%, 10/01/16	1,000	1,179,920

		16,643,337
GEORGIA—1.73%
City of Atlanta RB Port Airport & Marina Revenue
Series B
5.00%, 01/01/15	500	553,310
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/16	500	583,520
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/12 (NPFGC)	1,000	1,000,000
5.00%, 06/01/13 (NPFGC)	350	366,509
5.00%, 06/01/14 (NPFGC)	1,000	1,089,820
5.00%, 06/01/16 (NPFGC)	230	266,839
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series B
5.00%, 01/01/16	100	113,703
State of Georgia GO
Series A
5.00%, 09/01/19 (PR 09/01/15)	200	229,276
Series B
4.50%, 03/01/21 (PR 03/01/16)	250	287,777
Series C
5.50%, 07/01/12	500	502,220
5.50%, 07/01/14	500	553,405
5.50%, 07/01/16 (Call 07/01/14)	535	590,132
Series E
4.00%, 07/01/13	1,455	1,514,961
5.00%, 08/01/16	305	360,138
Series E-2
4.00%, 09/01/16	1,200	1,370,400

		9,382,010

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

HAWAII—1.54%
City & County of Honolulu GO
Series B
5.25%, 10/01/12 (NPFGC)	1,260	1,281,269
State of Hawaii GO
Series DG
5.00%, 07/01/12 (AMBAC)	1,450	1,455,858
5.00%, 07/01/13 (AMBAC)	1,135	1,193,418
5.00%, 07/01/14 (AMBAC)	1,160	1,270,594
5.00%, 07/01/16 (Call 07/01/15)
(AMBAC)	575	650,664
Series DZ
5.00%, 12/01/16	1,000	1,188,250
Series EA
5.00%, 12/01/16	250	297,063
University of Hawaii Board of Regents RB College & University Revenue
Series A
5.50%, 07/15/29 (PR 07/15/12)
(FGIC)	1,000	1,006,510

		8,343,626
ILLINOIS—4.52%
City of Chicago GO
Series A
5.00%, 01/01/13 (AGM)	350	359,453
5.00%, 01/01/15 (AGM)	545	602,078
5.00%, 01/01/34 (PR 01/01/14)
(AGM)	1,210	1,299,165
City of Chicago RB Port Airport & Marina Revenue
Series B
5.25%, 01/01/14 (NPFGC-FGIC)	500	534,770
5.25%, 01/01/15 (NPFGC-FGIC)	750	831,892
County of Cook GO
Series C
5.00%, 11/15/12	250	255,253
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.50%, 01/01/14 (AGM)	700	746,718
5.50%, 01/01/15 (AGM)	500	551,960
Series A-1
5.00%, 01/01/26 (PR 07/01/16)
(AGM)	1,000	1,179,430
Series A-2
5.00%, 01/01/27 (PR 07/01/16)
(AGM)	2,750	3,243,432
5.00%, 01/01/28 (PR 07/01/16)
(AGM)	2,075	2,447,317
5.00%, 01/01/31 (PR 07/01/16)
(AGM)	735	866,881
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/15 (NPFGC-FGIC)	580	553,672
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/35 (PR 12/01/16)	1,355	1,616,718
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33 (PR 12/01/16)	1,000	1,193,150
State of Illinois GO
4.00%, 04/01/15	290	308,934
5.00%, 01/01/15	500	543,245
5.00%, 01/01/17	1,000	1,113,110
5.00%, 01/01/17 (AGM)	1,000	1,117,260

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

First Series
5.38%, 07/01/15 (PR 07/01/12)
(NPFGC)	150	150,644
5.50%, 08/01/13 (NPFGC)	500	526,650
5.50%, 08/01/14 (NPFGC)	860	937,366
5.50%, 08/01/15 (XLCA-ICR, NPFGC)	370	412,964
Series B
5.00%, 03/01/13	550	567,391
5.00%, 01/01/14	1,000	1,060,060
5.00%, 03/01/14	370	394,324
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/15	500	563,890
5.00%, 06/15/16	500	581,130

		24,558,857
INDIANA—0.79%
Indiana Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 02/01/16	775	895,513
Indiana Finance Authority RB Sewer Revenue
Series C
3.00%, 10/01/16	1,000	1,072,570
Indiana Finance Authority RB Water Revenue
Series A
4.00%, 02/01/16	265	296,837
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.00%, 06/01/28 (PR 06/01/13)
(AGM)	500	523,795
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.25%, 07/01/33 (PR 07/01/12)
(NPFGC)	1,500	1,506,285

		4,295,000
KANSAS—0.25%
Kansas State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 09/01/12	780	789,313
5.00%, 09/01/16	500	590,100

		1,379,413
KENTUCKY—0.25%
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.00%, 08/01/22 (PR 08/01/15)
(AGM)	100	114,228
5.25%, 10/01/13 (AGM)	350	372,207
5.25%, 10/01/14 (AGM)	250	276,308
5.25%, 10/01/15 (AGM)	500	571,705

		1,334,448
LOUISIANA—0.60%
Louisiana Public Facilities Authority RB College & University Revenue
Series A
5.13%, 07/01/27 (PR 07/01/12)
(AMBAC)	265	266,092
State of Louisiana GO
Series A
5.00%, 08/01/14 (NPFGC)	250	274,715
5.00%, 08/01/15 (NPFGC)	510	580,625

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 10/15/18 (PR 10/15/14)
(AMBAC)	1,430	1,585,684
5.25%, 08/01/16 (Call 08/01/15)
(NPFGC)	500	572,085

		3,279,201
MARYLAND—2.60%
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/14	360	392,580
5.00%, 05/01/17 (PR 05/01/14)	1,310	1,424,861
Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16	500	586,585
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/13	325	336,927
5.00%, 03/01/14	225	243,749
5.25%, 03/01/17	280	339,063
Maryland State Transportation Authority RB Miscellaneous Taxes
5.00%, 03/01/17	1,000	1,199,290
State of Maryland GO
First Series
5.00%, 03/01/15	1,595	1,793,577
5.00%, 08/01/16 (PR 08/01/14)	275	302,764
5.00%, 03/15/22 (PR 03/15/17)	140	168,918
First Series A
5.00%, 02/15/19 (PR 02/15/15)	260	292,113
5.25%, 03/01/16	250	293,378
Second Series
5.00%, 07/15/13	355	374,195
5.00%, 08/01/13	600	633,672
5.00%, 08/01/15 (PR 08/01/13)	825	870,350
5.00%, 08/01/16	750	885,930
5.00%, 08/01/18 (PR 08/01/13)	275	290,285
Second Series A
4.00%, 08/01/15	150	166,514
5.00%, 08/01/12	230	231,858
5.00%, 08/01/17 (PR 08/01/15)	500	572,385
Second Series B
5.00%, 08/01/14	1,285	1,413,911
Second Series E
4.00%, 08/01/14	100	107,876
5.00%, 08/01/16	1,000	1,181,240

		14,102,021
MASSACHUSETTS—7.71%
Commonwealth of Massachusetts GO
5.00%, 03/01/21 (PR 03/01/15)
(AGM)	300	337,878
Series A
5.00%, 08/01/12	600	604,836
5.00%, 08/01/14	1,970	2,166,547
5.00%, 03/01/22 (PR 03/01/15)	400	450,504
5.00%, 03/01/23 (PR 03/01/15)
(AGM)	500	563,130
5.00%, 03/01/25 (PR 03/01/15)	500	563,130
5.25%, 08/01/13	1,000	1,058,840
Series B
5.00%, 08/01/15	235	267,926
Series C
5.00%, 09/01/22 (PR 09/01/15)	500	574,120
5.25%, 08/01/20 (PR 08/01/13)	1,120	1,184,557

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Series D
4.75%, 08/01/25 (PR 08/01/16)	750	879,172
5.00%, 08/01/21 (PR 08/01/16)	480	567,605
5.00%, 08/01/22 (PR 08/01/16)	715	845,495
5.25%, 10/01/21 (PR 10/01/13)	1,125	1,198,890
Series E
5.00%, 11/01/24 (PR 11/01/16)
(AMBAC)	265	315,785
Commonwealth of Massachusetts GOL
5.00%, 07/01/12	1,270	1,275,118
Series A
5.00%, 08/01/16	1,500	1,766,970
Series B
5.00%, 08/01/23 (PR 08/01/14)	2,200	2,413,202
Series C
5.00%, 09/01/12	1,960	1,983,696
5.00%, 01/01/15	2,000	2,233,460
5.00%, 09/01/21 (PR 09/01/15)	715	820,992
5.00%, 09/01/24 (PR 09/01/15)	500	574,120
5.00%, 09/01/25 (PR 09/01/15)	1,180	1,354,923
5.50%, 11/01/12 (AGM)	700	715,561
5.50%, 11/01/13 (FGIC)	1,600	1,719,328
5.50%, 11/01/14 (NPFGC-FGIC)	310	347,929
Series D
5.50%, 11/01/16	500	604,270
Series E
5.25%, 01/01/20 (PR 01/01/13)
(AGM)	250	257,280
5.50%, 01/01/15 (PR 01/01/13)	600	618,348
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/22 (PR 06/01/12)
(FGIC)	350	350,000
5.38%, 06/01/20 (PR 06/01/12)
(FGIC)	500	500,000
5.50%, 06/01/15 (NPFGC-FGIC)	455	521,803
5.50%, 06/01/16 (NPFGC-FGIC)	250	297,438
Commonwealth of Massachusetts RB Miscellaneous Taxes
5.00%, 01/01/34 (PR 01/01/14)
(FGIC)	550	590,254
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/12 (AGM)	500	513,140
5.00%, 12/15/13 (AGM)	350	375,322
5.00%, 12/15/14 (AGM)	340	378,787
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 07/01/34 (PR 07/01/15)	200	226,634
5.00%, 07/01/27 (PR 07/01/12)
(FGIC)	800	803,200
5.00%, 07/01/32 (PR 07/01/12)	500	502,000
5.00%, 07/01/34 (PR 07/01/14)	2,300	2,521,306
5.25%, 07/01/12	900	903,834
5.25%, 07/01/17 (PR 07/01/14)	500	550,700
Series C
5.50%, 07/01/16	895	1,071,234

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Massachusetts Municipal Wholesale Electric Co. RB Miscellaneous Revenue
Series A
5.00%, 07/01/15	375	420,124
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/13 (AGM)	800	845,864
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/15	1,000	1,102,560
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series A
5.25%, 08/01/15	1,000	1,148,290

		41,886,102
MICHIGAN—0.57%
City of Detroit Water Supply System RB Sewer Revenue
Series A
5.00%, 07/01/32 (PR 07/01/13)
(AGM)	765	803,946
City of Detroit Water Supply System RB Water Revenue
Series B
5.25%, 07/01/32 (PR 07/01/13)
(NPFGC)	385	405,640
Michigan State Building Authority RB Lease Appropriation
Series I
5.25%, 10/15/12 (AGM)	815	829,923
State of Michigan GO
5.50%, 12/01/13	1,000	1,076,020

		3,115,529
MINNESOTA—1.50%
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/14 (AMBAC)	125	134,476
5.25%, 01/01/15 (AMBAC)	920	1,027,226
State of Minnesota GO
5.00%, 10/01/12	1,350	1,371,613
5.00%, 08/01/16	775	914,059
Series A
5.00%, 08/01/15	1,000	1,140,450
5.00%, 10/01/16	1,000	1,185,560
Series D
5.00%, 08/01/14	900	989,469
Series F
4.00%, 08/01/13	925	965,607
Series H
5.00%, 11/01/14	400	444,064

		8,172,524
MISSISSIPPI—0.25%
State of Mississippi GO
Series A
5.25%, 11/01/14	150	167,298
5.50%, 12/01/15	1,000	1,168,320

		1,335,618
MISSOURI—0.34%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14	660	711,427

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 05/01/16	500	585,180
Series A
5.00%, 05/01/14	525	571,772

		1,868,379
NEBRASKA—0.21%
Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16	1,000	1,160,240

		1,160,240
NEVADA—1.04%
Clark County RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/16	90	103,684
Clark County School District GO
Series C
5.50%, 06/15/19 (PR 06/15/12)
(NPFGC)	500	501,035
Clark County School District GOL
Series A
5.00%, 06/15/16 (Call 06/15/14)
(AGM)	400	435,808
Series C
5.00%, 06/15/22 (PR 12/15/15)
(AGM)	560	649,869
5.00%, 06/15/22 (PR 06/15/12)
(NPFGC)	500	500,935
5.00%, 06/15/23 (PR 12/15/15)
(AGM)	2,000	2,320,960
State of Nevada GOL
Series A
5.00%, 02/01/15	1,000	1,111,170

		5,623,461
NEW JERSEY—9.47%
Garden State Preservation Trust RB Recreational Revenue
Series A
5.25%, 11/01/19 (PR 11/01/13)
(AGM)	230	246,185
Garden State Preservation Trust RB Sales Tax Revenue
Series C
5.13%, 11/01/16
(AGM)	1,000	1,191,290
New Jersey Building Authority RB Lease Appropriation
Series B
5.00%, 06/15/13	425	444,635
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
5.00%, 05/01/13	125	130,090
Series DD
5.00%, 12/15/16	1,000	1,170,030
Series EE
5.00%, 09/01/15	1,000	1,128,510
Series F
5.00%, 06/15/24 (PR 06/15/13)
(FGIC)	2,750	2,885,877
5.00%, 06/15/25 (PR 06/15/13)
(FGIC)	500	524,705
5.00%, 06/15/28
(PR 06/15/13)	1,435	1,505,903

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.25%, 06/15/21 (PR 06/15/13)
(FGIC)	300	315,603
Series W
5.00%, 03/01/16	1,670	1,911,382
5.00%, 03/01/17	520	605,493
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/13 (FGIC)	300	314,565
5.00%, 06/15/15	500	552,200
5.00%, 06/15/16	500	561,745
5.50%, 06/15/16	200	238,358
5.75%, 06/15/29 (PR 06/15/14)	2,000	2,218,520
New Jersey Educational Facilities Authority RB College & University Revenue
Series A
5.25%, 09/01/21 (PR 09/01/12)
(AMBAC)	525	531,652
Series B
4.50%, 07/01/37 (PR 07/01/16)	675	780,732
New Jersey Highway Authority RB Highway Revenue
5.50%, 01/01/15 (FGIC GOI)	250	282,528
New Jersey State Turnpike Authority RB Highway Revenue Tolls
5.50%, 01/01/13 (FGIC GOI)	450	463,923
Series A
6.00%, 01/01/14 (NPFGC)	1,225	1,335,005
Series C
6.50%, 01/01/13 (NPFGC)	3,300	3,421,341
New Jersey Transit Corp. COP Lease Appropriation
Series A
5.25%, 09/15/14 (AMBAC)	520	568,708
Series B
5.50%, 09/15/12 (AMBAC)	850	862,699
New Jersey Transit Corp. COP Lease Revenue
Series A
5.50%, 09/15/13 (AMBAC)	400	424,160
5.50%, 09/15/14 (AMBAC)	700	769,517
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/15 (AMBAC)	1,010	1,159,833
5.25%, 12/15/16 (Call 12/15/15)
(NPFGC)	550	628,287
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.25%, 12/15/13 (NPFGC)	455	488,124
5.75%, 06/15/15	200	231,910
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
4.00%, 06/15/14	150	160,127
5.25%, 12/15/12 (NPFGC-FGIC)	250	256,825
5.25%, 12/15/13 (NPFGC-FGIC)	200	214,560
5.25%, 12/15/14 (NPFGC)	625	696,337
5.50%, 12/15/16 (NPFGC)	450	536,436
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.00%, 06/15/19 (PR 06/15/15)
(AGM)	145	164,858
Series A
5.50%, 12/15/13 (AMBAC)	425	457,568
5.50%, 12/15/14 (AMBAC)	1,000	1,120,420
5.50%, 12/15/15 (AMBAC)	800	925,616
Series C
5.00%, 06/15/12	1,980	1,983,663
5.25%, 06/15/16 (PR 06/15/15)
(FGIC)	135	154,505
5.25%, 06/15/17 (PR 06/15/15)
(NPFGC)	1,505	1,722,442

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.25%, 06/15/18 (PR 06/15/15)
(FGIC)	585	669,521
5.50%, 06/15/15 (PR 06/15/13)	250	263,700
5.50%, 12/15/15 (AGM)	400	464,024
5.50%, 12/15/16 (AGM)	375	447,398
5.50%, 06/15/18 (PR 06/15/13)	200	210,960
5.50%, 06/15/19 (PR 06/15/13)	1,000	1,054,800
5.50%, 06/15/21 (PR 06/15/13)	500	527,400
5.50%, 06/15/22 (PR 06/15/13)	1,150	1,213,020
5.50%, 06/15/23 (PR 06/15/13)	740	780,552
5.75%, 12/15/12 (AGM)	500	514,970
Series D
5.00%, 06/15/16 (PR 06/15/15)
(AGM)	750	852,712
5.00%, 06/15/17 (PR 06/15/15)
(AMBAC)	2,000	2,273,900
State of New Jersey GO
5.00%, 08/01/13	1,400	1,478,022
Series H
5.25%, 07/01/12	1,500	1,506,375
5.25%, 07/01/14	1,175	1,292,206
5.25%, 07/01/16	500	589,540
Series L
5.25%, 07/15/13 (AMBAC)	425	449,000
5.25%, 07/15/15 (AMBAC)	520	594,693

		51,469,660
NEW MEXICO—0.98%
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.13%, 06/15/17 (PR 06/15/14)	800	877,264
5.25%, 06/15/15 (NPFGC)	100	114,164
5.25%, 06/15/19 (PR 06/15/14)
(NPFGC)	250	274,780
5.25%, 06/15/21 (PR 06/15/14)
(NPFGC)	2,400	2,637,888
New Mexico Finance Authority RB Transit Revenue
Series B
5.00%, 06/15/12 (AMBAC)	1,400	1,402,576

		5,306,672
NEW YORK—12.68%
City of New York GO
Series A-1
4.00%, 08/01/14	400	429,724
5.00%, 08/01/12	730	735,847
5.00%, 08/01/13	425	448,247
5.00%, 08/01/14	200	219,164
5.00%, 08/15/16	740	860,761
Series B
5.00%, 08/01/13	600	632,820
5.00%, 08/01/14	230	252,039
Series B-1
5.00%, 09/01/15	500	566,990
Series C
5.00%, 08/01/14	295	323,267
5.00%, 08/01/14 (CIFG)	275	301,449
5.00%, 08/01/16	940	1,092,224
5.25%, 08/01/16	350	410,553
Series D
5.00%, 08/01/15	125	141,395

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.38%, 06/01/32 (PR 06/01/12)	2,000	2,000,000
Series E
4.00%, 08/01/14	400	429,724
5.00%, 08/01/15	1,055	1,193,374
Series F-1
5.00%, 09/01/16 (Call 09/01/15)	135	153,245
5.25%, 09/01/14	290	320,366
Series G
5.00%, 08/01/14	500	547,910
5.00%, 08/01/15	1,010	1,142,472
Series I
5.00%, 08/01/13	765	806,845
5.00%, 08/01/14	350	383,537
5.00%, 03/01/33 (PR 03/01/13)	655	678,462
Series I-1
5.00%, 08/01/16	1,000	1,161,940
5.00%, 02/01/17	265	311,645
Series J
5.25%, 06/01/28 (PR 06/01/13)	305	320,274
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/14	500	540,560
5.00%, 05/01/15	1,500	1,677,750
5.50%, 12/01/12 (AGM)	175	179,639
5.50%, 12/01/13 (AGM)	300	323,424
Series B
5.25%, 12/01/13	500	534,980
Series D
5.00%, 09/01/12 (NPFGC)	1,460	1,477,184
Metropolitan Transportation Authority RB Highway Revenue Tolls
Series B
5.25%, 11/15/32 (PR 11/15/13)	255	273,416
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series B
5.50%, 01/01/14 (NPFGC)	750	807,075
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/27 (Call 11/15/13)	500	530,480
Series A
5.50%, 11/15/13 (AMBAC)	675	723,215
5.50%, 11/15/14 (AMBAC)	2,430	2,706,583
Series F
5.25%, 11/15/27 (PR 11/15/12)
(NPFGC)	250	255,758
New York City Municipal Water Finance Authority RB Sewer Revenue
Series B
5.00%, 06/15/14 (AGM)	340	371,749
New York City Municipal Water Finance Authority RB Water Revenue
Series DD
5.00%, 06/15/39 (PR 06/15/12)	1,000	1,001,860
New York City Transitional Finance Authority RB Income Tax Revenue
5.38%, 11/15/21 (PR 11/15/12)	555	568,031
Series A-1
5.00%, 08/01/13	250	263,833
Series B
5.00%, 11/01/15	790	907,086
5.00%, 02/01/16	1,900	2,192,904
Series D
5.00%, 11/01/15	765	878,381
Series D-2
5.00%, 11/01/12	1,225	1,249,635
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/15	605	694,667
Series A-1

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 11/01/13	1,375	1,466,754
5.00%, 11/01/14	675	748,906
New York City Trust for Cultural Resources RB Miscellaneous Revenue
Series C
5.75%, 12/01/16	275	324,885
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/13 (GOI)	215	223,579
5.00%, 04/01/15	845	950,819
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13 (GOI)	400	420,856
5.00%, 07/01/15	300	339,624
5.00%, 07/01/16	385	449,072
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16	555	643,262
Series C
5.00%, 03/15/15	1,240	1,393,450
Series D
5.00%, 06/15/16	540	630,688
Series E
5.00%, 02/15/15	1,300	1,456,442
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15 (NPFGC-FGIC)	150	169,812
Series A
5.25%, 05/15/15	450	494,752
New York State Environmental Facilities Corp. RB Water Revenue
Series A
2.00%, 06/15/13	1,000	1,019,640
5.00%, 06/15/17	500	603,125
New York State Power Authority RB Electric Power & Light Revenues
Series A
5.25%, 11/15/16 (PR 11/15/12)	650	664,820
5.25%, 11/15/18 (PR 11/15/12)	1,125	1,150,650
New York State Thruway Authority RB Highway Revenue Tolls
Series B
5.00%, 04/01/13 (NPFGC-FGIC)	2,070	2,153,669
5.00%, 04/01/14 (AGM)	1,650	1,786,108
5.00%, 04/01/15 (AGM)	1,080	1,212,646
5.00%, 04/01/16 (Call 10/01/15)
(NPFGC-FGIC)	750	861,105
Series F
5.00%, 01/01/16 (Call 01/01/15)
(AMBAC)	1,000	1,111,520
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16	305	353,504
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/13	550	571,802
5.00%, 04/01/14	240	259,798
Series B
5.00%, 04/01/15	240	269,477
5.00%, 04/01/16	1,010	1,170,560
New York State Urban Development Corp. RB Income Tax Revenue
Series A
5.00%, 03/15/16	1,725	1,996,515
Series B
5.13%, 03/15/29 (PR 03/15/13)	275	285,599
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/15	750	835,897
Series D
5.00%, 01/01/14	285	305,717
5.00%, 01/01/15	2,250	2,507,692

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

State of New York GO
Series C
5.00%, 04/15/13	685	714,386
5.00%, 04/15/14	1,270	1,382,928
5.00%, 04/15/15	300	339,057
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series B
5.25%, 11/15/12 (GOI)	750	767,250
5.25%, 11/15/13	300	321,438
5.25%, 11/15/14 (GOI)	1,500	1,674,255
Series B1
5.00%, 11/15/25 (Call 11/15/13)
(GOI)	250	265,353
Series B3
5.00%, 11/15/38 (Call 11/15/15)
(GOI)	500	563,815

		68,883,711
NORTH CAROLINA—2.04%
City of Raleigh Combined Enterprise System RB Water Revenue
5.00%, 03/01/31 (PR 03/01/14)	420	454,096
County of Mecklenburg GO
Series A
5.00%, 08/01/13	735	776,248
County of Wake GO
4.50%, 03/01/24 (PR 03/01/17)	405	477,418
5.00%, 03/01/16	250	291,060
Series D
4.00%, 02/01/17	200	230,130
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15	500	552,635
5.00%, 01/01/16	350	398,888
Series D
5.50%, 01/01/14	275	295,883
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.25%, 01/01/14 (Call 01/01/13)
(AMBAC)	900	925,353
5.25%, 01/01/15	250	278,455
5.50%, 01/01/13	630	649,042
State of North Carolina GO
5.00%, 03/01/13	250	259,060
Series A
5.00%, 03/01/16	1,400	1,629,936
Series B
5.00%, 04/01/14	1,320	1,432,702
5.00%, 04/01/16	1,070	1,249,471
State of North Carolina RB Transit Revenue
5.00%, 03/01/17	1,000	1,188,470

		11,088,847

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

OHIO—0.87%
Cincinnati City School District GO
5.00%, 12/01/31 (PR 12/01/13)
(AGM)	1,460	1,563,076
City of Columbus GO
Series A
4.00%, 06/01/14	1,000	1,072,020
State of Ohio GO
Series A
5.00%, 09/15/16	1,000	1,178,620
State of Ohio RB Lease Appropriation
Series II
5.00%, 08/01/12 (AMBAC)	905	912,150

		4,725,866
OKLAHOMA—0.18%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/12 (AGM)	990	990,000

		990,000
OREGON—0.58%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14 (NPFGC)	1,050	1,146,075
Oregon State Department of Administrative Services RB Miscellaneous Revenue
Series A
5.00%, 04/01/13 (AGM)	1,500	1,560,375
Oregon State Department of Transportation RB Highway Revenue Tolls
Series A
5.13%, 11/15/26 (PR 11/15/12)	450	460,107

		3,166,557
PENNSYLVANIA—2.99%
City of Philadelphia RB Sewer Revenue
Series A
5.00%, 11/01/31 (PR 11/01/12)
(NPFGC-FGIC)	840	856,834
City of Philadelphia RB Water Revenue
Series A
5.00%, 06/15/14	1,500	1,626,795
Commonwealth of Pennsylvania GO
5.50%, 02/01/13	175	181,228
First Series
4.00%, 09/01/16	250	285,230
Second Series
5.00%, 07/01/13 (NPFGC-FGIC)	2,280	2,398,628
5.00%, 03/01/17	1,000	1,194,640
5.00%, 01/01/18 (PR 01/01/16)	500	579,610
5.00%, 03/01/19 (PR 03/01/17)	310	373,311
Series 2
5.00%, 03/01/16	700	814,520
5.00%, 01/01/21 (PR 01/01/16)	615	712,920
Series A
5.00%, 02/15/13	535	553,249
5.00%, 05/01/14	1,000	1,089,290
5.00%, 02/15/16	1,000	1,161,800
Third Series
5.00%, 09/01/12	1,250	1,265,150
5.00%, 09/01/13	400	423,920
5.00%, 09/01/14 (AGM)	1,425	1,572,887

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Delaware Valley Regional Finance Authority RB Miscellaneous Revenue
5.50%, 07/01/12	1,150	1,154,715

		16,244,727
PUERTO RICO—4.45%
Commonwealth of Puerto Rico GO
5.50%, 07/01/12 (FGIC)	830	833,361
5.50%, 07/01/14 (FGIC)	1,400	1,511,440
5.65%, 07/01/15 (NPFGC)	180	192,568
Series A
5.00%, 07/01/13	600	624,966
5.00%, 07/01/27 (PR 07/01/12)	1,955	1,962,840
5.00%, 07/01/30 (PR 07/01/12)	1,975	1,982,920
5.25%, 07/01/15	750	822,990
5.50%, 07/01/16 (NPFGC)	200	224,762
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
5.00%, 12/01/13	215	227,014
5.00%, 12/01/14	210	226,892
5.00%, 12/01/15	750	824,677
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series II
5.13%, 07/01/26 (PR 07/01/12)	955	968,427
5.25%, 07/01/22 (PR 07/01/12)
(XLCA)	650	659,210
Series JJ
5.25%, 07/01/13 (NPFGC)	1,275	1,332,515
Series KK
5.50%, 07/01/15 (NPFGC)	500	555,810
Series NN
5.00%, 07/01/32 (PR 07/01/13)
(NPFGC)	480	504,542
5.13%, 07/01/24 (PR 07/01/13)	460	484,141
5.13%, 07/01/29 (PR 07/01/13)	400	420,992
Series OO
5.00%, 07/01/13 (CIFG, AGM)	1,480	1,545,594
5.00%, 07/01/14 (NPFGC-FGIC)	230	247,630
Series RR
5.00%, 07/01/29 (PR 07/01/15)
(AGC)	280	319,894
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series G
5.00%, 07/01/33 (PR 07/01/13)	545	572,866
5.00%, 07/01/42 (PR 07/01/13)	500	525,565
Series J
5.13%, 07/01/39 (PR 07/01/14)	705	773,265
5.13%, 07/01/43 (PR 07/01/14)	250	274,208
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/16	255	307,966
Series D
5.00%, 07/01/32 (PR 07/01/12)
(AGM)	1,555	1,561,204
5.75%, 07/01/41 (PR 07/01/12)	500	502,305
Series K
5.00%, 07/01/35 (PR 07/01/15)	500	569,580
5.00%, 07/01/45 (PR 07/01/15)
(AGC-ICC)	300	341,748

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/12 (AMBAC)	65	65,214
5.50%, 07/01/13 (AMBAC)	250	260,068
5.50%, 07/01/14 (AMBAC)	980	1,050,364
Puerto Rico Municipal Finance Agency GO
Series C
5.00%, 08/01/13 (AGM)	400	419,568
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.50%, 07/01/16 (AMBAC)	250	277,243
Puerto Rico Public Buildings Authority RB Miscellaneous Revenue
Series J
5.00%, 07/01/36 (Call 07/01/12)
(AMBAC)	225	225,729

		24,200,078
RHODE ISLAND—0.04%
Rhode Island Economic Development Corp. SO Grant Anticipation
5.00%, 06/15/16 (NPFGC-FGIC)	200	231,418

		231,418
SOUTH CAROLINA—1.14%
Greenville County School District RB Lease Appropriation
5.50%, 12/01/28 (PR 12/01/12)	3,890	4,031,985
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series E
5.00%, 01/01/16	925	1,064,444
State of South Carolina GO
Series A
4.00%, 06/01/14	1,000	1,072,850

		6,169,279
TENNESSEE—1.76%
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14	400	444,676
5.00%, 12/01/15	1,030	1,184,799
Series A
5.00%, 12/01/12 (NPFGC)	1,600	1,638,112
5.00%, 12/01/16 (PR 12/01/13)
(NPFGC)	3,795	4,054,047
5.00%, 12/01/17 (PR 12/01/13)
(NPFGC)	240	256,382
County of Shelby GO
Series A
5.00%, 04/01/14 (AMBAC)	500	542,783
5.00%, 04/01/15 (AMBAC)	1,000	1,126,012
State of Tennessee GO
Series C
5.00%, 09/01/12	300	303,618

		9,550,429
TEXAS—4.53%
City of Dallas RB Water Revenue
5.00%, 10/01/12 (AMBAC)	150	152,388
5.00%, 10/01/13 (AMBAC)	400	425,580
5.00%, 10/01/16 (AMBAC)	480	567,830
City of Houston GOL
Series A
5.25%, 03/01/13 (NPFGC)	1,000	1,037,650

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.38%, 03/01/15 (PR 03/01/14)
(NPFGC)	200	217,580
City of Houston RB Sewer Revenue
Series E
5.00%, 11/15/16	500	592,895
City of Houston RB Utility Revenue
Series B
5.75%, 12/01/14 (PR 12/01/12)
(AMBAC)	1,000	1,027,470
City of Houston RB Water Revenue
Series A
5.25%, 05/15/14 (NPFGC)	1,300	1,422,772
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16	500	578,935
5.38%, 02/01/15	1,000	1,129,200
Dallas Independent School District GO
5.00%, 02/15/13	1,000	1,032,970
Dallas-Fort Worth International Airport RB Port Airport & Marina Revenue
Series A
4.00%, 11/01/12	780	791,833
5.00%, 11/01/16	285	332,626
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/13	500	522,160
5.00%, 05/15/15	250	280,685
5.00%, 05/15/16	730	844,785
5.25%, 01/01/15	765	859,623
North East Independent School District GO
5.00%, 08/01/33 (PR 08/01/14)
(PSF)	250	274,783
North Texas Tollway Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/35 (PR 01/01/15)
(AGM)	1,105	1,231,556
Series L-2
6.00%, 01/01/13	890	917,563
State of Texas GO
5.00%, 10/01/15	750	859,275
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/13	300	312,231
5.00%, 07/01/14	170	186,245
5.00%, 07/01/15	1,400	1,590,204
5.00%, 07/01/16 (Call 01/01/16)	700	807,135
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
5.00%, 04/01/13	1,465	1,523,395
5.25%, 04/01/14	200	217,834
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/14	500	542,305
5.00%, 04/01/16	1,800	2,095,956
Texas Water Development Board RB Water Revenue
Series B
5.00%, 07/15/17 (PR 07/15/14)	1,035	1,136,316
University of Texas System Board of Regents Permanent University Fund RB College & University Revenue
Series B
4.75%, 07/01/30 (PR 07/01/14)	1,000	1,091,470

		24,603,250
UTAH—1.51%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/12	250	250,998

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

5.00%, 07/01/14	225	245,932
5.25%, 07/01/13	500	526,440
State of Utah GO
Series A
5.00%, 07/01/13	300	315,711
5.00%, 07/01/15	1,000	1,139,160
5.00%, 07/01/16 (PR 07/01/13)	425	446,875
Series C
4.00%, 07/01/13	1,750	1,822,712
5.00%, 07/01/15	500	569,580
Utah Transit Authority RB Sales Tax Revenue
Series A
5.00%, 06/15/32 (PR 12/15/12)
(AGM)	1,900	1,949,343
Series B
4.50%, 06/15/33 (PR 12/15/15)
(AGM)	455	518,659
4.75%, 06/15/35 (PR 12/15/15)
(AGM)	350	402,034

		8,187,444
VIRGINIA—0.72%
Virginia Commonwealth Transportation Board RB Federal Grant Revenue
5.00%, 09/27/12	700	710,864
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/13	300	318,915
5.00%, 10/01/14	410	453,099
Virginia Public School Authority RB Miscellaneous Revenue
5.25%, 08/01/14	925	1,022,273
Series B
5.25%, 08/01/15	1,225	1,405,492

		3,910,643
WASHINGTON—3.26%
City of Seattle RB Electric Power & Light Revenues
Series B
5.00%, 02/01/15	1,250	1,398,037
County of King RB Sewer Revenue
Series B
5.00%, 01/01/16	1,000	1,152,280
Energy Northwest RB Electric Power & Light Revenues
5.25%, 07/01/16 (NPFGC)	125	147,855
6.00%, 07/01/18 (PR 07/01/12)
(AMBAC)	1,050	1,055,093
Series A
5.00%, 07/01/12	400	401,608
5.00%, 07/01/13	460	483,727
5.00%, 07/01/13 (AMBAC)	580	609,916
5.00%, 07/01/14	500	547,670
5.00%, 07/01/15	185	209,951
5.25%, 07/01/13 (NPFGC)	655	690,553
5.25%, 07/01/16 (NPFGC)	190	224,740
5.50%, 07/01/12 (NPFGC)	750	753,330
5.50%, 07/01/13	205	216,683
5.50%, 07/01/14	500	552,850
5.50%, 07/01/15	445	511,808
6.30%, 07/01/12	400	402,028
Series C
5.00%, 07/01/14	500	547,670
5.00%, 07/01/16	735	862,001

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

King County School District No. 1 Seattle GOL
Series A
5.00%, 06/01/13 (GTD)	1,250	1,309,737
State of Washington GO
5.00%, 07/01/12	985	988,970
5.00%, 01/01/16	500	577,105
Series C
5.00%, 07/01/13	500	525,845
Series R
5.00%, 07/01/12	15	15,060
Series R-2006A
5.00%, 07/01/13 (AMBAC)	1,000	1,051,690
5.00%, 07/01/15 (AMBAC)	600	681,318
Series R-2011C
5.00%, 07/01/16	1,000	1,173,680
Washington State Public Power Supply System RB Electric Power & Light Revenues
Series B
7.13%, 07/01/16 (NPFGC)	500	625,465

		17,716,670
WISCONSIN—0.67%
State of Wisconsin GO
Series 1
5.00%, 05/01/15 (NPFGC)	860	971,482
5.00%, 05/01/16 (AMBAC)	100	116,681
5.50%, 05/01/14 (NPFGC)	300	329,409
Series 2
5.00%, 05/01/13 (NPFGC)	225	234,891
Series A
5.00%, 05/01/16 (NPFGC-FGIC)	1,370	1,598,530
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/15	100	112,864
5.00%, 07/01/16	250	291,440

		3,655,297

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $529,572,018)		537,448,934

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

May 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.51%

MONEY MARKET FUNDS—0.51%
BlackRock Liquidity Funds—MuniFund, Institutional Shares
0.07%(a)(b)	2,744,946	2,744,946

		2,744,946

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,744,946)		2,744,946

TOTAL INVESTMENTS IN SECURITIES—99.43%
(Cost: $532,316,964)		540,193,880
Other Assets, Less Liabilities—0.57%		3,094,062

NET ASSETS—100.00%		$543,287,942

COP	- Certificates of Participation
GO	- General Obligation
GOI	- General Obligation of the Issuer
GOL	- General Obligation Limited
GTD	- Guaranteed by the Commonwealth, County or State
PR	- Prerefunded
PSF	- Permanent School Fund
RB	- Revenue Bond
SO	- Special Obligation
ST	- Special Tax

Insured by:

AGC-ICC	- AGC Insured Custody Certificates
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
CIFG	- CDC IXIS Financial Guaranty
FGIC	- Financial Guaranty Insurance Co.
NPFGC	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance Inc.
XLCA	- ICR - XL Capital Ltd. - Insured Custodial Receipts

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	iShares Bond Fund
10+ Year Credit	Barclays Government/Credit
10+ Year Government/Credit	Barclays Intermediate Credit
Barclays 1-3 Year Credit	Barclays Intermediate Government/Credit
Barclays 1-3 Year Treasury	Barclays MBS
Barclays 3-7 Year Treasury	Barclays Short Treasury
Barclays 7-10 Year Treasury	iBoxx $ High Yield Corporate
Barclays 10-20 Year Treasury	iBoxx $ Investment Grade Corporate
Barclays 20+ Year Treasury	S&P California AMT-Free Municipal
Barclays Agency	S&P National AMT-Free Municipal
Barclays Aggregate	S&P New York AMT-Free Municipal
Barclays Credit	S&P Short Term National AMT-Free Municipal

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Accounting principles generally accepted in the United States of America (U.S. GAAP) defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of May 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

	Investments
iShares Bond Fund and Investment Type	Level 1	Level 2	Level 3	Total
10+ Year Credit
Assets:
Corporate Bonds & Notes	$—	$161,574,101	$—	$161,574,101
Foreign Agency Obligations	—	3,350,928	—	3,350,928
Foreign Government Obligations	—	19,120,506	—	19,120,506
Short-Term Investments	4,331,959	—	—	4,331,959

	$4,331,959	$184,045,535	$—	$188,377,494

10+ Year Government/Credit
Assets:
Corporate Bonds & Notes	$—	$9,857,770	$—	$9,857,770
Foreign Agency Obligations	—	277,238	—	277,238
Foreign Government Obligations	—	1,257,708	—	1,257,708
Municipal Debt Obligations	—	1,339,099	—	1,339,099
U.S. Government & Agency Obligations	—	12,173,986	—	12,173,986
Short-Term Investments	145,785	—	—	145,785

	$145,785	$24,905,801	$—	$25,051,586

Barclays 1-3 Year Credit
Assets:
Corporate Bonds & Notes	$—	$8,577,663,049	$—	$8,577,663,049
Foreign Agency Obligations	—	454,316,140	—	454,316,140

Foreign Government Obligations	—	358,499,727	—	358,499,727
Municipal Debt Obligations	—	24,427,530	—	24,427,530
Short-Term Investments	600,358,628	—	—	600,358,628

	$600,358,628	$9,414,906,446	$—	$10,015,265,074

Barclays 1-3 Year Treasury
Assets:
U.S. Government Obligations	$—	$11,425,689,624	$—	$11,425,689,624
Short-Term Investments	51,977,805	—	—	51,977,805

	$51,977,805	$11,425,689,624	$—	$11,477,667,429

Barclays 3-7 Year Treasury
Assets:
U.S. Government Obligations	$—	$3,090,254,543	$—	$3,090,254,543
Short-Term Investments	1,299,268,787	—	—	1,299,268,787

	$1,299,268,787	$3,090,254,543	$—	$4,389,523,330

Barclays 7-10 Year Treasury
Assets:
U.S. Government Obligations	$—	$5,216,898,069	$—	$5,216,898,069
Short-Term Investments	1,880,803,017	—	—	1,880,803,017

	$1,880,803,017	$5,216,898,069	$—	$7,097,701,086

Barclays 10-20 Year Treasury
Assets:
U.S. Government Obligations	$—	$519,138,187	$—	$519,138,187
Short-Term Investments	156,099,464	—	—	156,099,464

	$156,099,464	$519,138,187	$—	$675,237,651

Barclays 20+ Year Treasury
Assets:
U.S. Government Obligations	$—	$3,759,198,291	$—	$3,759,198,291
Short-Term Investments	1,335,777,260	—	—	1,335,777,260

	$1,335,777,260	$3,759,198,291	$—	$5,094,975,551

Barclays Agency
Assets:
Corporate Bonds & Notes	$—	$3,515,620	$—	$3,515,620
Foreign Government Obligations	—	4,150,422	—	4,150,422
U.S. Government Agency Obligations	—	348,656,186	—	348,656,186
Short-Term Investments	106,192,922	—	—	106,192,922

	$106,192,922	$356,322,228	$—	$462,515,150

Barclays Aggregate
Assets:
Collateralized Mortgage Obligations	$—	$296,100,247	$—	$296,100,247
Corporate Bonds & Notes	—	3,337,478,192	—	3,337,478,192
Foreign Agency Obligations	—	136,444,752	—	136,444,752
Foreign Government Obligations	—	164,912,356	—	164,912,356
Municipal Debt Obligations	—	139,364,782	—	139,364,782
U.S. Government & Agency Obligations	—	10,934,227,161	—	10,934,227,161
Short-Term Investments	3,503,611,750	—	—	3,503,611,750

	$3,503,611,750	$15,008,527,490	$—	$18,512,139,240

Barclays Credit
Assets:
Corporate Bonds & Notes	$—	$1,153,227,649	$—	$1,153,227,649

Foreign Agency Obligations	—	53,176,859	—	53,176,859
Foreign Government Obligations	—	61,528,283	—	61,528,283
Municipal Debt Obligations	—	45,105,574	—	45,105,574
Short-Term Investments	82,307,942	—	—	82,307,942

	$82,307,942	$1,313,038,365	$—	$1,395,346,307

Barclays Government/Credit
Assets:
Corporate Bonds & Notes	$—	$49,485,754	$—	$49,485,754
Foreign Agency Obligations	—	2,403,368	—	2,403,368
Foreign Government Obligations	—	2,857,416	—	2,857,416
Municipal Debt Obligations	—	1,831,018	—	1,831,018
U.S. Government & Agency Obligations	—	91,025,068	—	91,025,068
Short-Term Investments	35,032,173	—	—	35,032,173

	$35,032,173	$147,602,624	$—	$182,634,797

Barclays Intermediate Credit
Assets:
Corporate Bonds & Notes	$—	$4,259,713,425	$—	$4,259,713,425
Foreign Agency Obligations	—	226,867,090	—	226,867,090
Foreign Government Obligations	—	167,495,010	—	167,495,010
Municipal Debt Obligations	—	20,493,662	—	20,493,662
Short-Term Investments	290,416,171	—	—	290,416,171

	$290,416,171	$4,674,569,187	$—	$4,964,985,358

Barclays Intermediate Government/Credit
Assets:
Corporate Bonds & Notes	$—	$244,768,276	$—	$244,768,276
Foreign Agency Obligations	—	11,744,106	—	11,744,106
Foreign Government Obligations	—	9,359,708	—	9,359,708
Municipal Debt Obligations	—	870,783	—	870,783
U.S. Government & Agency Obligations	—	507,537,679	—	507,537,679
Short-Term Investments	179,727,095	—	—	179,727,095

	$179,727,095	$774,280,552	$—	$954,007,647

Barclays MBS
Assets:
U.S. Government Agency Obligations	$—	$5,213,227,480	$—	$5,213,227,480
Short-Term Investments	671,334,251	—	—	671,334,251

	$671,334,251	$5,213,227,480	$—	$5,884,561,731

Barclays Short Treasury
Assets:
U.S. Government Obligations	$—	$2,274,061,443	$—	$2,274,061,443
Short-Term Investments	189,683,500	—	—	189,683,500

	$189,683,500	$2,274,061,443	$—	$2,463,744,943

iBoxx $ High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$13,667,952,947	$—	$13,667,952,947
Short-Term Investments	3,025,606,879	—	—	3,025,606,879

	$3,025,606,879	$13,667,952,947	$—	$16,693,559,826

iBoxx $ Investment Grade Corporate
Assets:
Corporate Bonds & Notes	$—	$20,856,018,488	$—	$20,856,018,488

Foreign Agency Obligations	—	7,256,055	—	7,256,055
Short-Term Investments	1,243,556,759	—	—	1,243,556,759

	$1,243,556,759	$20,863,274,543	$—	$22,106,831,302

S&P California AMT-Free Municipal
Assets:
Municipal Bonds & Notes	$—	$223,363,888	$—	$223,363,888
Short-Term Investments	3,217,010	—	—	3,217,010

	$3,217,010	$223,363,888	$—	$226,580,898

S&P National AMT-Free Municipal
Assets:
Municipal Bonds & Notes	$—	$2,967,875,886	$—	$2,967,875,886
Short-Term Investments	10,350,657	—	—	10,350,657

	$10,350,657	$2,967,875,886	$—	$2,978,226,543

S&P New York AMT-Free Municipal
Assets:
Municipal Bonds & Notes	$—	$102,765,457	$—	$102,765,457
Short-Term Investments	1,638,629	—	—	1,638,629

	$1,638,629	$102,765,457	$—	$104,404,086

S&P Short Term National AMT-Free Municipal
Assets:
Municipal Bonds & Notes	$—	$537,448,934	$—	$537,448,934
Short-Term Investments	2,744,946	—	—	2,744,946

	$2,744,946	$537,448,934	$—	$540,193,880

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Barclays Aggregate and iShares Barclays MBS Bond Funds may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

FEDERAL INCOME TAXES

As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
10+ Year Credit	$179,873,548	$9,635,920	$(1,131,974)	$8,503,946
10+ Year Government/Credit	20,599,622	4,496,325	(44,361)	4,451,964
Barclays 1-3 Year Credit	9,964,855,259	66,851,837	(16,442,022)	50,409,815
Barclays 1-3 Year Treasury	11,437,321,040	40,878,690	(532,301)	40,346,389
Barclays 3-7 Year Treasury	4,324,133,757	65,969,844	(580,271)	65,389,573
Barclays 7-10 Year Treasury	6,815,406,479	286,042,953	(3,748,346)	282,294,607
Barclays 10-20 Year Treasury	644,832,289	30,487,190	(81,828)	30,405,362
Barclays 20+ Year Treasury	4,908,676,040	190,621,541	(4,322,030)	186,299,511
Barclays Agency	452,977,776	9,658,148	(120,774)	9,537,374
Barclays Aggregate	17,598,295,382	927,367,679	(13,523,821)	913,843,858
Barclays Credit	1,317,140,172	80,542,252	(2,336,117)	78,206,135
Barclays Government/Credit	171,385,397	11,380,593	(131,193)	11,249,400
Barclays Intermediate Credit	4,722,052,608	249,573,387	(6,640,637)	242,932,750
Barclays Intermediate Government/Credit	915,109,667	39,421,145	(523,165)	38,897,980
Barclays MBS	5,808,557,811	85,241,049	(9,237,129)	76,003,920
Barclays Short Treasury	2,463,764,429	63,435	(82,921)	(19,486)
iBoxx $ High Yield Corporate	16,683,908,768	303,655,833	(294,004,775)	9,651,058
iBoxx $ Investment Grade Corporate	20,546,664,636	1,621,551,962	(61,385,296)	1,560,166,666
S&P California AMT-Free Municipal	209,129,246	17,455,380	(3,728)	17,451,652
S&P National AMT-Free Municipal	2,784,804,760	193,899,981	(478,198)	193,421,783
S&P New York AMT-Free Municipal	96,544,167	7,906,751	(46,832)	7,859,919
S&P Short Term National AMT-Free Municipal	532,388,653	8,017,930	(212,703)	7,805,227

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the three months ended May 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Barclays 1-3 Year Credit
PNC Funding Corp.
3.00%, 05/19/14	$8,000	$—	$—	$8,000	$8,292,114	$28,443	$—
3.63%, 02/08/15	—	17,514	—	17,514	18,584,045	49,989	—
5.40%, 06/10/14	5,263	—	—	5,263	5,690,926	24,253	—

					$32,567,085	$102,685	$—

Barclays Aggregate
PNC Funding Corp.
5.25%, 11/15/15	$9,135	$—	$—	$9,135	$10,056,306	$108,077	$—
5.40%, 06/10/14	998	—	—	998	1,079,146	12,329	—
6.70%, 06/10/19	998	—	—	998	1,238,854	15,984	—

					$12,374,306	$136,390	$—

Barclays Credit
PNC Funding Corp.
3.30%, 03/08/22	$—	$1,210	$(300)	$910	$926,711	$2,850	$(681)
3.63%, 02/08/15	500	—	—	500	530,548	3,978	—
4.25%, 09/21/15	200	—	—	200	217,314	2,140	—
5.13%, 02/08/20	925	—	—	925	1,063,752	10,045	—

					$2,738,325	$19,013	$(681)

Barclays Intermediate Credit
PNC Funding Corp.
2.70%, 09/16/16	$3,600	$560	$—	$4,160	$4,310,614	$24,559	$—
3.30%, 03/08/22	—	2,000	—	2,000	2,036,727	10,667	—
4.25%, 09/21/15	750	—	—	750	814,928	8,024	—
4.38%, 08/11/20	2,000	—	—	2,000	2,209,027	21,126	—
5.13%, 02/08/20	2,500	—	—	2,500	2,875,006	28,033	—
5.25%, 11/15/15	2,337	—	—	2,337	2,572,697	40,189	—
5.40%, 06/10/14	3,000	—	—	3,000	3,243,925	32,223	—
5.63%, 02/01/17	1,750	—	—	1,750	1,934,888	21,903	—

					$19,997,812	$186,724	$—

Barclays Intermediate Government/Credit
PNC Funding Corp.
5.25%, 11/15/15	$135	$—	$—	$135	$148,615	$1,772	$—

iBoxx $ Investment Grade Corporate
PNC Funding Corp.
3.30%, 03/08/22	$—	$14,500	$—	$14,500	$14,698,650	$51,376	$—
3.63%, 02/08/15	17,514	—	(17,514)	—	—	8,622	873,614
4.38%, 08/11/20	8,500	—	—	8,500	9,400,186	94,831	—
5.13%, 02/08/20	13,500	5,000	—	18,500	21,350,378	193,518	—

					$45,449,214	$348,347	$873,614

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of May 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	July 27, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	July 27, 2012